UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2018

Date of reporting period: August 31, 2017

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended August 31, 2017.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 11.8%
Aaron’s	12,435	$551
Amazon.com *	2,475	2,427
AMC Networks, Cl A *	11,975	728
American Eagle Outfitters (A)	99,000	1,183
AutoZone *	19,962	10,549
Bed Bath & Beyond (A)	17,399	480
Best Buy	46,054	2,499
Big Lots (A)	17,400	828
Brunswick	18,691	981
Children’s Place (A)	8,300	881
Comcast, Cl A	24,038	976
Cooper Tire & Rubber (A)	32,100	1,079
Dana Holdings	35,681	859
Dillard’s, Cl A (A)	15,300	930
Dollar General	305,207	22,146
DR Horton	13,864	501
Foot Locker	34,791	1,226
Ford Motor	256,870	2,833
GameStop, Cl A (A)	39,685	734
Gannett	19,350	164
General Motors	195,633	7,148
Goodyear Tire & Rubber (A)	79,549	2,410
Grand Canyon Education *	2,919	240
Harley-Davidson (A)	32,800	1,542
Home Depot	6,175	925
Interpublic Group	7,058	142
John Wiley & Sons, Cl A	3,085	166
KB Home (A)	71,200	1,524
Kohl’s (A)	43,400	1,726
Las Vegas Sands	20,707	1,288
Lear	36,473	5,454
Liberty Global *	292,705	9,668
Liberty Global, Cl A *	78,959	2,685
Liberty Interactive QVC Group, Cl A *	556,804	12,317
Lowe’s	371,641	27,461
Macy’s	37,500	779
Magna International, Cl A	14,796	712
Michael Kors Holdings *	24,451	1,032
Michaels *	6,948	156
NIKE, Cl B	204,655	10,808
NVR *	254	691
Office Depot	92,857	398
Omnicom Group	185,131	13,400
Priceline Group *	39	72
PulteGroup	3,219	83
Ross Stores	124,470	7,275
Royal Caribbean Cruises	6,948	865
Starbucks	4,348	239
Target	34,300	1,870
Taylor Morrison Home, Cl A *	12,421	251
TEGNA	55,900	705

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenneco	18,112	$982
Thor Industries	454	49
Tiffany	78,117	7,140
Time Warner	6,299	637
TJX	196,515	14,208
Toll Brothers	9,601	374
Tractor Supply	133,077	7,919
TripAdvisor *(A)	189,415	8,094
Tupperware Brands	8,498	492
Twenty-First Century Fox, Cl A	17,633	487
Viacom, Cl B	43,313	1,239
Visteon *	1,862	215
Walt Disney	46,348	4,690
Whirlpool	9,419	1,616
Wyndham Worldwide	24,700	2,462

		217,191

Consumer Staples — 7.5%
Altria Group	12,801	812
Archer-Daniels-Midland	70,559	2,915
Bunge	30,961	2,311
Colgate-Palmolive	191,117	13,692
Conagra Brands	9,937	322
CVS Health	254,524	19,685
Darling International *	7,221	126
Dean Foods (A)	137,861	1,516
Dr. Pepper Snapple Group	11,347	1,033
Hershey	2,498	262
Ingredion	23,223	2,875
JM Smucker	141,594	14,833
Kroger	662,906	14,498
Lancaster Colony	121	14
Molson Coors Brewing, Cl B	2,982	268
Nomad Foods *	12,825	193
Nu Skin Enterprises, Cl A	23,445	1,426
PepsiCo	172,924	20,012
Philip Morris International	148,345	17,346
Pilgrim’s Pride *(A)	103,737	3,055
Procter & Gamble	123,121	11,360
Rite Aid *	15,556	38
Sanderson Farms (A)	7,534	1,111
SUPERVALU *	17,157	343
Tyson Foods, Cl A	30,500	1,931
Wal-Mart Stores	91,144	7,116

		139,093

Energy — 3.8%
Anadarko Petroleum	7,609	311
Andeavor	34,630	3,468
Baker Hughes A GE	5,207	177
Chevron	158,155	17,021
ConocoPhillips	35,119	1,533

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Devon Energy	16,243	$510
ExxonMobil	133,538	10,193
Halliburton	1,750	68
Marathon Petroleum	73,035	3,831
National Oilwell Varco (A)	33,900	1,040
Occidental Petroleum	185,701	11,086
Oceaneering International	61,072	1,377
Phillips 66	2,537	213
Pioneer Natural Resources	1,201	156
QEP Resources *	5,999	45
Royal Dutch Shell ADR, Cl A	168,160	9,279
Southwestern Energy *	72,730	396
Tsakos Energy Navigation (A)	126,600	570
Valero Energy	110,517	7,526
World Fuel Services	31,415	1,085

		69,885

Financials — 17.6%
Aflac	244,448	20,179
Allstate	71,498	6,471
American International Group	24,100	1,458
Ameriprise Financial	37,735	5,227
Annaly Capital Management ‡	141,600	1,770
Aspen Insurance Holdings	2,572	116
Assurant	16,800	1,591
Assured Guaranty	75,088	3,194
Axis Capital Holdings	12,818	772
Bank of America	673,134	16,081
Bank of New York Mellon	7,427	388
Berkshire Hathaway, Cl B *	12,555	2,274
BlackRock, Cl A	174	73
Brighthouse Financial *	2,755	157
Capital One Financial	40,484	3,223
Charles Schwab	222,447	8,876
CIT Group	26,600	1,193
Citigroup	203,441	13,840
Citizens Financial Group	64,718	2,144
CME Group, Cl A	94,274	11,860
CNA Financial	34,700	1,702
CNO Financial Group	56,665	1,266
Discover Financial Services	59,453	3,505
Donnelley Financial Solutions *	8,862	190
Essent Group *	6,052	237
Evercore, Cl A	3,880	293
Everest Re Group	16,122	4,071
FactSet Research Systems	46,680	7,337
Fifth Third Bancorp	64,200	1,678
First American Financial	7,413	364
FNF Group	9,183	443
Franklin Resources	2,110	91
Goldman Sachs Group	12,977	2,903
Hartford Financial Services Group	50,611	2,737

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intercontinental Exchange	189,475	$12,253
Invesco	5,424	178
JPMorgan Chase	186,804	16,979
KeyCorp	100,000	1,721
Lazard, Cl A (B)	13,718	588
Legg Mason	27,700	1,058
Leucadia National	7,445	176
Lincoln National	64,483	4,376
LPL Financial Holdings	12,366	579
Marsh & McLennan	194,387	15,178
MetLife	30,300	1,419
MGIC Investment *	250,392	2,867
Moody’s	199,571	26,749
Morgan Stanley	85,339	3,883
MSCI, Cl A	129,074	14,793
Navient	69,800	921
PNC Financial Services Group	35,361	4,435
Popular	54,876	2,190
Prudential Financial	64,448	6,579
Radian Group	76,484	1,338
Regions Financial	288,868	4,076
Reinsurance Group of America, Cl A	16,953	2,279
S&P Global	12,452	1,922
Starwood Property Trust ‡	64,800	1,439
State Street	224,221	20,738
SunTrust Banks	62,277	3,431
Synovus Financial	4,224	178
Travelers	43,864	5,315
Unum Group	81,588	3,931
US Bancorp	324,314	16,621
Validus Holdings	24,805	1,244
Voya Financial	95,520	3,652
Wells Fargo	255,124	13,029

		323,819

Health Care — 17.9%
Abbott Laboratories	328,622	16,740
AbbVie	52,757	3,973
Aetna	16,349	2,578
Alexion Pharmaceuticals *	3,154	449
Allergan	35,577	8,164
AmerisourceBergen	114,935	9,224
Amgen	122,026	21,693
Anthem	17,825	3,494
Baxter International	67,332	4,177
Becton Dickinson	159,896	31,890
Biogen *	45,741	14,480
Bioverativ *	7,246	411
Bruker	19,334	563
Cardinal Health	17,400	1,174
Celgene *	136,387	18,948
Centene *	17,037	1,514

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International *	424	$46
Cigna	12,700	2,312
DENTSPLY SIRONA	152,224	8,611
Eli Lilly	17,884	1,454
Endo International *	13,353	117
Exelixis *	50,986	1,491
Express Scripts Holding *	49,813	3,129
Gilead Sciences	67,062	5,614
HCA Healthcare *	32,200	2,533
Humana	2,945	759
Johnson & Johnson	357,643	47,341
Mallinckrodt *	15,700	645
McKesson	13,421	2,004
Medtronic	774	62
Merck	391,251	24,985
Mettler Toledo International *	23,471	14,202
Pfizer	367,983	12,482
QIAGEN *	6,117	197
Quest Diagnostics	22,520	2,440
Quintiles IMS Holdings *	122,007	11,716
United Therapeutics *	2,287	299
UnitedHealth Group	182,661	36,331
Varian Medical Systems *	87,319	9,278
Vertex Pharmaceuticals *	9,961	1,599
WellCare Health Plans *	5,014	876
Zoetis, Cl A	2,027	127

		330,122

Industrials — 9.3%
3M	119,952	24,509
AerCap Holdings *	8,181	412
AGCO	24,200	1,657
American Airlines Group (A)	46,310	2,072
Boeing	24,514	5,875
Chicago Bridge & Iron (A)	40,300	497
Crane	10,864	806
Cummins	30,882	4,922
Delta Air Lines	103,350	4,877
FedEx	72,050	15,446
General Electric	40,546	995
Graco	107,694	12,440
Hawaiian Holdings *	19,337	829
Honeywell International	2,609	361
Huntington Ingalls Industries	9,730	2,082
Illinois Tool Works	114,935	15,805
Ingersoll-Rand	18,601	1,588
ITT	3,233	131
JetBlue Airways *	62,015	1,229
LSC Communications	26,473	426
Manpowergroup	30,053	3,351
Masco	39,939	1,469
Middleby *	94,217	11,466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moog, Cl A *	16,000	$1,228
Nielsen Holdings (A)	167,986	6,526
Norfolk Southern	3,417	412
Northrop Grumman	3,082	839
Orbital ATK	16,600	1,852
Oshkosh Truck	5,148	384
Owens Corning	34,027	2,522
Pitney Bowes	85,200	1,095
Quanta Services *	44,980	1,616
Raytheon	6,755	1,229
Regal-Beloit	1,602	121
Robert Half International	996	45
RR Donnelley & Sons	23,633	218
Ryder System	8,304	644
Southwest Airlines	34,485	1,798
Spirit AeroSystems Holdings, Cl A	40,557	3,022
Timken	46,579	2,089
Trinity Industries	43,000	1,240
Union Pacific	9,569	1,008
United Continental Holdings *	67,745	4,197
United Technologies	126,484	15,143
USG *	1,664	50
Vectrus *	900	26
Waste Management	15,698	1,210
WW Grainger	61,710	10,032

		171,791

Information Technology — 18.7%
Accenture, Cl A	974	127
Activision Blizzard	2,016	132
Adobe Systems *	1,018	158
Advanced Energy Industries *	3,194	235
Akamai Technologies *	13,191	622
Alphabet, Cl A *	15,787	15,080
Alphabet, Cl C *	12,018	11,289
Amdocs	1,025	66
Amkor Technology *	40,389	355
Analog Devices	146,687	12,273
Apple	46,862	7,685
Applied Materials	70,983	3,203
Arrow Electronics *	6,197	492
ASML Holding, Cl G (A)	46,898	7,331
Aspen Technology *	22,200	1,404
Automatic Data Processing	109,273	11,634
Booz Allen Hamilton Holding, Cl A	12,434	424
Brocade Communications Systems	4,443	55
CA	42,300	1,403
Cadence Design Systems *	18,504	727
CDW	5,567	353
Cisco Systems	215,967	6,956
Citrix Systems *	14,448	1,130
Cognizant Technology Solutions, Cl A	6,963	493

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Convergys	60,800	$1,429
CoreLogic *	9,407	442
Corning	85,300	2,453
Dell Technologies, Cl V *	16,496	1,236
DST Systems	3,286	169
DXC Technology	14,337	1,219
eBay *	402,076	14,527
Electronic Arts *	88,710	10,778
Facebook, Cl A *	85,867	14,767
Flex *	82,700	1,346
FLIR Systems	14,027	533
Hewlett Packard Enterprise	79,948	1,444
HP	87,400	1,668
IAC *	4,873	553
Intel	182,124	6,387
International Business Machines	22,271	3,185
Intuit	61,724	8,731
Jabil	34,666	1,087
Juniper Networks	70,020	1,942
Kla-Tencor	4,083	383
Lam Research	20,066	3,331
Marvell Technology Group	24,833	445
Mastercard, Cl A	272,131	36,275
Maxim Integrated Products	7,425	346
Microchip Technology	149,385	12,967
Micron Technology *	52,929	1,692
Microsoft	358,208	26,783
NCR *	41,000	1,498
Nvidia	39,852	6,753
Oracle	337,234	16,973
PayPal Holdings *	381,690	23,543
QUALCOMM	15,500	810
Seagate Technology (A)	46,800	1,476
Skyworks Solutions	489	51
Symantec	336,636	10,092
Synopsys *	24,536	1,973
Take-Two Interactive Software *	84,604	8,273
Tech Data *	18,100	1,996
Teradyne	30,288	1,079
Texas Instruments	9,174	760
Total System Services	664	46
VeriSign *(A)	20,097	2,085
Visa, Cl A	196,256	20,316
Vishay Intertechnology (A)	88,100	1,559
Western Digital	26,045	2,299
Western Union (A)	81,100	1,534
Xerox	61,049	1,970
Zynga, Cl A *	71,372	268

		345,099

Materials — 3.5%
AdvanSix *	6,192	198

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cabot	36,349	$1,915
Celanese, Cl A	32,519	3,155
Chemours	31,262	1,534
Domtar (A)	28,600	1,156
E.I. du Pont de Nemours	7,003	588
Eastman Chemical	33,114	2,854
Ecolab	63,579	8,475
Huntsman	69,651	1,851
International Paper	37,800	2,036
Louisiana-Pacific *	27,773	708
LyondellBasell Industries, Cl A	79,927	7,241
Monsanto	3,493	409
Newmont Mining	5,640	216
Owens-Illinois *	56,900	1,402
Packaging Corp of America	13,400	1,506
Praxair	65,690	8,641
Reliance Steel & Aluminum	23,600	1,709
Sherwin-Williams	45,532	15,448
Trinseo	15,755	1,054
WestRock	26,948	1,534

		63,630

Real Estate — 2.1%
Brixmor Property Group ‡	36,207	678
Camden Property Trust ‡	2,127	190
CBL & Associates Properties ‡(A)	65,600	525
CBRE Group, Cl A *	39,895	1,439
CoreSite Realty ‡	5,992	712
Crown Castle International ‡	143,397	15,550
Equinix ‡	16,883	7,908
Gaming and Leisure Properties ‡	35,483	1,391
Hospitality Properties Trust ‡	104,427	2,857
Host Hotels & Resorts ‡	20,888	379
Hudson Pacific Properties ‡	21,428	707
Jones Lang LaSalle	1,119	136
LaSalle Hotel Properties ‡(A)	10,185	289
Lexington Realty Trust ‡	168,100	1,658
Mack-Cali Realty ‡	23,811	545
National Retail Properties ‡	7,356	308
Park Hotels & Resorts ‡	27,174	725
Public Storage ‡	1,917	394
Ryman Hospitality Properties ‡	4,480	266
Senior Housing Properties Trust ‡	22,736	448
VEREIT ‡	152,600	1,288
Xenia Hotels & Resorts ‡	56,579	1,129

		39,522

Telecommunication Services — 0.8%
AT&T	134,911	5,054
Level 3 Communications *	3,232	176
Telephone & Data Systems	22,936	672

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications	173,345	$8,315

		14,217

Utilities — 1.9%
AES	153,638	1,696
Ameren	19,148	1,149
American Electric Power	51,885	3,820
CenterPoint Energy	15,211	451
Consolidated Edison	15,631	1,317
DTE Energy	18,808	2,112
Edison International	16,114	1,292
Entergy	60,704	4,806
Exelon	135,509	5,132
FirstEnergy	89,900	2,929
Hawaiian Electric Industries	21,211	709
PG&E	24,369	1,715
Portland General Electric	18,952	900
Public Service Enterprise Group	138,593	6,492
Southwest Gas Holdings	11,739	933
Vistra Energy	12,915	229

		35,682

Total Common Stock (Cost $1,410,648) ($ Thousands)		1,750,051

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
1.130% **†(C)	47,186,623	47,183

Total Affiliated Partnership (Cost $47,186) ($ Thousands)		47,183

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	91,857,997	91,858

Total Cash Equivalent (Cost $91,858) ($ Thousands)		91,858

Total Investments in Securities— 102.5% (Cost $1,549,692) ($ Thousands) @		$1,889,092

Percentages are based on Net Assets of $1,843,610 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $46,257 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2017, such securities amounted to $588 ($ Thousands), or 0.0% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $47,183 ($ Thousands).

@ At August 31, 2017, the tax basis cost of the Fund’s investments was $1,526,176 ($ Thousands), and the unrealized appreciation and depreciation were $403,295 ($ Thousands) and $(40,379) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P.— Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,750,051	$–	$–	$1,750,051
Affiliated Partnership	–	47,183	–	47,183
Cash Equivalent	91,858	–	–	91,858

Total Investments in Securities	$1,841,909	$47,183	$–	$1,889,092

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$37,873	$45,433	$(36,123)	$47,183	$8
SEI Daily Income Trust, Government Fund, Class F	97,600	142,150	(147,892)	91,858	153

Totals	$135,473	$187,583	$(184,015)	$139,041	$161

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 9.3%
Adient (A)	10,300	$728
Advance Auto Parts	200	20
Amazon.com *	20,824	20,420
AutoZone *	44,067	23,287
Best Buy	400	22
BorgWarner	33,100	1,536
Burlington Stores *	35,950	3,132
Carmax *	300	20
Carnival, Cl A	18,100	1,258
Carter’s (A)	34,100	2,957
CBS, Cl B	47,600	3,049
Charter Communications, Cl A *	6,400	2,551
Chico’s FAS (A)	53,120	408
Chipotle Mexican Grill, Cl A *	100	32
Coach	400	17
Comcast, Cl A	1,371,986	55,716
Cooper-Standard Holdings *	12,800	1,287
Darden Restaurants	7,900	648
Delphi Automotive	133,870	12,905
Discovery Communications, Cl C *	400	8
DISH Network, Cl A *	300	17
Dollar General	400	29
Dollar Tree *	300	24
DR Horton	142,600	5,155
Emerald Expositions Events (A)	34,675	754
Expedia	200	30
Extended Stay America	100,600	1,971
Floor & Decor Holdings, Cl A *	11,700	420
Foot Locker	200	7
Ford Motor	67,500	744
Fox Factory Holding *	13,755	550
Francesca’s Holdings *	17,100	124
Gap	400	9
Garmin	200	10
General Motors	235,700	8,612
Genuine Parts	8,400	696
Goodyear Tire & Rubber	400	12
Grand Canyon Education *	3,800	312
H&R Block	300	8
Hanesbrands (A)	600	15
Harley-Davidson	200	9
Hasbro	200	20
Hilton Grand Vacations *	10,700	388
Hilton Worldwide Holdings	2,300	148
Home Depot	100,954	15,130
Interpublic Group	600	12
Kohl’s	300	12
L Brands	400	14
Leggett & Platt	18,905	869
Lennar, Cl A	300	16
Liberty Interactive, Cl A *	35,400	783

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Live Nation *	94,738	$3,786
LKQ *	139,300	4,827
Lowe’s	282,782	20,895
Lululemon Athletica *	32,760	1,885
Macy’s	305,200	6,339
Madison Square Garden, Cl A *	9,700	2,061
Marriott International, Cl A	18,760	1,943
Mattel	500	8
McDonald’s	218,383	34,935
Michael Kors Holdings *	300	13
Modine Manufacturing *	66,828	1,079
Mohawk Industries *	100	25
NetFlix *	54,045	9,442
Newell Brands	800	39
News, Cl A	600	8
NIKE, Cl B	2,200	116
Nordstrom	200	9
Nutrisystem (A)	37,100	2,015
NVR *	700	1,905
Omnicom Group	300	22
O’Reilly Automotive *	100	20
PetMed Express	18,800	682
Priceline Group *	300	556
PulteGroup	500	13
PVH	45,400	5,715
Ross Stores	76,000	4,442
Royal Caribbean Cruises	24,200	3,012
Scholastic	22,360	882
Scripps Networks Interactive, Cl A	100	9
Staples	1,400	14
Starbucks	2,000	110
Steven Madden *	20,035	849
Target	20,300	1,107
Tiffany	200	18
Time Warner	1,200	121
TJX	1,100	80
Tractor Supply (A)	15,025	894
Twenty-First Century Fox, Cl A	5,300	146
Twenty-First Century Fox, Cl B	61,200	1,658
Ulta Beauty *	16,903	3,736
VF	600	38
Viacom, Cl B	500	14
Walt Disney	157,467	15,936
Whirlpool	52,180	8,955
Wolverine World Wide	16,600	437
Wyndham Worldwide	200	20
Wynn Resorts	1,300	181
Yum China Holdings *	145,092	5,130
Yum! Brands	107,800	8,281

		321,309

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 8.1%
Altria Group	486,603	$30,851
Archer-Daniels-Midland	800	33
Avon Products *	70,700	176
British American Tobacco ADR	1	—
Brown-Forman, Cl B	400	21
Bunge	34,525	2,577
Campbell Soup	300	14
Church & Dwight	300	15
Clorox	200	28
Coca-Cola	645,082	29,384
Colgate-Palmolive	1,200	86
Conagra Brands	108,400	3,519
Constellation Brands, Cl A	23,100	4,622
Costco Wholesale	1,100	172
Coty, Cl A	1,400	23
CVS Health	98,608	7,626
Dr. Pepper Snapple Group	2,000	182
Estee Lauder, Cl A	400	43
General Mills	900	48
Hershey	200	21
Hormel Foods (A)	1,100	34
JM Smucker	200	21
Kellogg (A)	134,360	8,795
Kimberly-Clark	572	71
Kraft Heinz	160,982	12,999
Kroger	2,200	48
McCormick	200	19
Molson Coors Brewing, Cl B	193,330	17,351
Mondelez International, Cl A	319,020	12,971
Monster Beverage *	1,000	56
PepsiCo	411,388	47,610
Philip Morris International	344,705	40,306
Pilgrim’s Pride *(A)	54,946	1,618
Procter & Gamble	214,096	19,755
Simply Good Foods *	73,400	870
Sprouts Farmers Market *	36,695	732
Sysco	3,000	158
Tyson Foods, Cl A	168,700	10,679
US Foods Holding *	382,711	10,505
Walgreens Boots Alliance	166,963	13,607
Wal-Mart Stores	28,934	2,259

		279,905

Energy — 5.1%
Anadarko Petroleum	190,566	7,800
Andeavor	73,600	7,371
Apache	1,200	47
Baker Hughes A GE	314,957	10,677
Cabot Oil & Gas	1,000	25
Chevron	45,858	4,935
Cimarex Energy	26,615	2,653

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Concho Resources *	1,100	$122
ConocoPhillips	87,020	3,799
CONSOL Energy *	78,400	1,141
Devon Energy	326,490	10,252
EOG Resources	52,385	4,452
EQT	300	19
ExxonMobil	416,960	31,826
Halliburton	17,600	686
Helmerich & Payne (A)	1,000	42
Hess	400	16
HollyFrontier (A)	25,510	799
Kinder Morgan	2,800	54
Magellan Midstream Partners (B)	225,759	15,214
Marathon Oil	1,200	13
Marathon Petroleum	150,100	7,873
Matador Resources *(A)	21,975	518
National Oilwell Varco	600	18
NCS Multistage Holdings *	36,500	721
Newfield Exploration *	189,500	4,952
Noble Energy	600	14
Occidental Petroleum	1,200	72
Oceaneering International	28,410	641
ONEOK	39,400	2,134
Patterson-UTI Energy	28,550	456
Phillips 66	195,464	16,382
Pioneer Natural Resources	21,110	2,737
QEP Resources *	5,842	44
Schlumberger	194,438	12,349
Suncor Energy	558,313	17,492
TechnipFMC *	700	18
Valero Energy	117,500	8,002
Williams	18,400	547

		176,913

Financials — 14.1%
Affiliated Managers Group	100	18
Aflac	11,100	916
Allstate	71,771	6,495
American Express	196,161	16,889
American International Group	143,500	8,679
Ameriprise Financial	3,936	545
Aon	60,290	8,390
Arch Capital Group *	12,875	1,253
Arthur J Gallagher	32,500	1,882
Assurant	20,900	1,979
Bank of America	1,756,669	41,967
Bank of New York Mellon	452,904	23,678
BankUnited	16,050	534
BB&T	1,300	60
Berkshire Hathaway, Cl B *	270,750	49,049
BGC Partners, Cl A	13,600	177
BlackRock, Cl A	200	84

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brighthouse Financial *	15,905	$908
Capital One Financial	68,500	5,453
CBOE Holdings (A)	6,100	615
Charles Schwab	1,800	72
Chubb	741	105
Cincinnati Financial	400	31
Citigroup	897,091	61,029
Citizens Financial Group	118,400	3,923
CME Group, Cl A	112,209	14,116
Comerica	81,530	5,564
Commerce Bancshares (A)	120,010	6,599
Discover Financial Services	128,558	7,579
Donnelley Financial Solutions *	11,500	246
E*TRADE Financial *	400	16
Everest Re Group	7,000	1,767
FCB Financial Holdings, Cl A *	26,500	1,155
Fifth Third Bancorp	108,500	2,835
Franklin Resources	600	26
Goldman Sachs Group	19,600	4,385
Hartford Financial Services Group	500	27
Home BancShares	38,410	895
Huntington Bancshares	1,500	19
Intercontinental Exchange	331,110	21,413
Invesco	1,000	33
Invesco Mortgage Capital ‡	75,300	1,279
JPMorgan Chase	337,111	30,640
KeyCorp	215,500	3,709
Leucadia National	67,900	1,608
Lincoln National	300	20
Loews	400	19
M&T Bank	15,842	2,342
Marsh & McLennan	118,201	9,229
MetLife	174,850	8,188
Moody’s	300	40
Morgan Stanley	245,760	11,182
Morningstar	12,210	1,010
Nasdaq	800	60
Navient	125,400	1,655
Northern Trust	300	27
PacWest Bancorp	27,995	1,264
People’s United Financial	2,700	45
PNC Financial Services Group	35,800	4,490
Popular	21,500	858
Principal Financial Group	63,800	3,989
Progressive	330,833	15,377
Prudential Financial	600	61
Raymond James Financial	32,100	2,514
Regions Financial	200,100	2,823
Reinsurance Group of America, Cl A	8,815	1,185
S&P Global	128,459	19,825
Santander Consumer USA Holdings *	84,054	1,200
State Street	1,000	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunTrust Banks	156,220	$8,608
Synchrony Financial	1,300	40
T. Rowe Price Group	600	51
Torchmark	19,600	1,509
Travelers	400	49
Unum Group	151,800	7,314
US Bancorp	478,381	24,517
Validus Holdings	22,455	1,126
Washington Federal	37,475	1,171
Wells Fargo	302,855	15,467
Willis Towers Watson	200	30
XL Group	9,200	377
Zions Bancorporation	15,600	681

		487,078

Health Care — 13.8%
Abbott Laboratories	139,470	7,105
AbbVie	229,091	17,250
Aetna	47,195	7,443
Agilent Technologies	82,180	5,319
Alexion Pharmaceuticals *	400	57
Align Technology *	10,500	1,856
Allergan	61,761	14,173
AmerisourceBergen	300	24
Amgen	55,581	9,881
AMN Healthcare Services *(A)	27,525	1,028
Anthem	39,600	7,763
Baxter International	325,006	20,163
Becton Dickinson	1,600	319
Biogen *	51,884	16,424
Boston Scientific *	486,565	13,405
Bristol-Myers Squibb	56,500	3,417
C.R. Bard	1,900	609
Cardinal Health	500	34
Catalent *	25,135	1,038
Celgene *	293,548	40,783
Cellectis ADR *(A)	20,400	587
Centene *	11,200	995
Cerner *	167,510	11,354
Cigna	2,700	491
Cooper	10,800	2,709
Danaher	99,900	8,334
DaVita HealthCare Partners *	300	18
DENTSPLY SIRONA	1,100	62
Eagle Pharmaceuticals *(A)	7,475	408
Edwards Lifesciences *	600	68
Eli Lilly	2,400	195
Envision Healthcare *	200	10
Express Scripts Holding *	284,688	17,884
Gilead Sciences	240,183	20,106
HCA Healthcare *	400	31
Henry Schein *	200	35

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hologic *	400	$15
Humana	22,090	5,691
IDEXX Laboratories *	19,800	3,077
Illumina *	2,300	470
INC Research Holdings, Cl A *	19,185	1,126
Incyte *	16,300	2,240
Intuitive Surgical *	2,100	2,110
Johnson & Johnson	266,761	35,311
Laboratory Corp of America Holdings *	100	16
McKesson	400	60
Medtronic	327,311	26,388
Merck	652,342	41,658
Mettler Toledo International *	1,200	726
Mylan *	165,277	5,203
PerkinElmer	600	40
Perrigo	300	24
Pfizer	905,176	30,704
Quest Diagnostics	30,900	3,348
Regeneron Pharmaceuticals *	100	50
STERIS	11,945	1,041
Stryker	79,210	11,198
Thermo Fisher Scientific	44,874	8,398
UnitedHealth Group	222,852	44,325
Universal Health Services, Cl B	100	11
Valeant Pharmaceuticals International *	162,410	2,179
Varian Medical Systems *	100	11
Vertex Pharmaceuticals *	37,344	5,995
Waters *	200	37
Zimmer Biomet Holdings	300	34
Zoetis, Cl A	176,870	11,090

		473,954

Industrials — 11.1%
3M	101,501	20,739
Acuity Brands	100	18
Alaska Air Group	16,010	1,195
Allegion	133	10
American Airlines Group	700	31
Ametek	400	25
Applied Industrial Technologies	15,700	895
Arconic	700	18
Argan	10,800	684
Atkore International Group *	61,615	1,026
Boeing	70,159	16,814
C.H. Robinson Worldwide	200	14
Canadian National Railway	138,600	11,225
Canadian Pacific Railway	64,460	10,030
Caterpillar	800	94
Cintas	200	27
Continental Building Products *	23,500	572
Copart *	38,745	1,267
CSX	141,800	7,118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins	54,000	$8,607
Deere	25,730	2,983
Delta Air Lines	4,484	212
Deluxe	16,250	1,127
Dover	300	25
Eaton	60,005	4,306
Echo Global Logistics *(A)	46,369	705
EMCOR Group	9,600	634
Emerson Electric	131,300	7,752
EnerSys	7,400	474
Equifax	400	57
Expeditors International of Washington	8,700	488
Fastenal (A)	97,870	4,176
FedEx	42,200	9,047
Flowserve	200	8
Fluor	200	8
Fortive	72,900	4,736
Fortune Brands Home & Security	200	13
FTI Consulting *	29,313	994
Generac Holdings *	23,435	946
General Dynamics	32,700	6,584
General Electric	1,138,484	27,950
Global Brass & Copper Holdings	11,100	331
Honeywell International	235,923	32,621
Huntington Ingalls Industries	22,800	4,878
Illinois Tool Works	49,800	6,848
Ingersoll-Rand	46,200	3,945
Insperity	9,400	755
ITT	38,095	1,538
Jacobs Engineering Group	200	11
JB Hunt Transport Services	1,000	99
Johnson Controls International	324,315	12,840
Kansas City Southern	2,800	290
Kirby *(A)	17,025	1,066
L3 Technologies	16,800	3,049
Lincoln Electric Holdings	10,500	912
Lockheed Martin	87,886	26,839
Manpowergroup	25,472	2,840
Masco	400	15
MasTec *	29,500	1,204
Mueller Water Products, Cl A	65,075	780
Nielsen Holdings (A)	224,029	8,704
Norfolk Southern	47,400	5,713
Northrop Grumman	37,000	10,072
Oshkosh Truck	14,600	1,089
Owens Corning	30,646	2,272
Paccar	500	33
Parker Hannifin	15,400	2,478
Pentair	300	19
PGT Innovations *	74,115	978
Proto Labs *(A)	9,085	652
Quanta Services *	700	25

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raytheon	62,030	$11,290
Regal-Beloit	11,045	833
Republic Services, Cl A	86,084	5,616
Robert Half International	200	9
Rockwell Automation	17,265	2,832
Rockwell Collins	300	39
Roper Technologies	1,700	392
Snap-on (A)	4,630	683
Southwest Airlines	209,135	10,904
Stanley Black & Decker	200	29
Steelcase, Cl A	17,400	230
Stericycle *	100	7
Textron	500	25
TransDigm Group	100	26
TriMas *	17,160	415
Union Pacific	155,700	16,395
United Continental Holdings *	600	37
United Parcel Service, Cl B	146,895	16,799
United Rentals *	13,200	1,558
United Technologies	92,814	11,112
Universal Forest Products	700	61
Verisk Analytics, Cl A *	200	16
Wabtec (A)	10,105	713
Waste Connections	50,994	3,401
Waste Management	170,162	13,121
Woodward Governor	11,405	801
WW Grainger	100	16
Xylem	300	19

		383,909

Information Technology — 23.6%
Accenture, Cl A	53,700	7,022
Activision Blizzard	141,200	9,257
Adobe Systems *	142,141	22,055
Advanced Micro Devices *(A)	150,300	1,954
Akamai Technologies *	200	9
Alliance Data Systems	100	23
Alphabet, Cl A *	49,459	47,245
Alphabet, Cl C *	65,215	61,258
Amdocs	210,714	13,652
Amphenol, Cl A	38,600	3,124
Analog Devices	14,832	1,241
Anixter International *	3,200	236
Apple	760,483	124,719
Applied Materials	618,804	27,920
Arrow Electronics *	46,949	3,729
Autodesk *	300	34
Automatic Data Processing	2,000	213
Belden	11,715	903
Bottomline Technologies de *	40,130	1,216
Broadcom, Cl A	85,986	21,675
BroadSoft *(A)	13,830	685

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CA	500	$17
CACI International, Cl A *	8,600	1,116
Ciena *	33,815	731
Cisco Systems	945,111	30,442
Citrix Systems *	24,117	1,886
Cognizant Technology Solutions, Cl A	141,000	9,979
CoreLogic *	22,888	1,075
Corning	84,100	2,419
CoStar Group *	2,100	602
CSRA	23,900	753
Cypress Semiconductor (A)	215,875	2,955
Dell Technologies, Cl V *	79,005	5,920
DST Systems	146,413	7,515
DXC Technology	171,452	14,573
eBay *	589,837	21,311
Electronic Arts *	49,259	5,985
F5 Networks *	100	12
Facebook, Cl A *	468,736	80,609
Fidelity National Information Services	49,435	4,594
Fiserv *	400	49
FLIR Systems	25,925	985
Gartner *	100	12
Global Payments	200	19
Harris	26,900	3,306
Hewlett Packard Enterprise	145,400	2,626
HP	739,872	14,117
Intel	548,929	19,251
International Business Machines	37,295	5,334
Intuit	31,900	4,512
j2 Global (A)	11,220	845
Juniper Networks	244,700	6,786
Kla-Tencor	36,200	3,392
Lam Research	42,000	6,971
Leidos Holdings	17,255	1,006
Mastercard, Cl A	39,300	5,239
Maxim Integrated Products	89,240	4,164
Microchip Technology (A)	40,200	3,489
Micron Technology *	308,459	9,861
Microsemi *	14,440	728
Microsoft	697,462	52,149
Motorola Solutions	194,385	17,129
NetApp	500	19
Nvidia	45,400	7,693
Oracle	324,470	16,331
Palo Alto Networks *	17,675	2,345
Paychex	1,800	103
PayPal Holdings *	209,716	12,935
Qorvo *	200	15
QUALCOMM	2,800	146
Red Hat *	300	32
salesforce.com inc *	1,200	115
Seagate Technology (A)	72,500	2,286

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skyworks Solutions	39,005	$4,110
Snap, Cl A *(A)	158,540	2,300
Symantec	118,700	3,559
Synopsys *	28,700	2,308
TE Connectivity	500	40
Texas Instruments	349,819	28,972
Total System Services	5,100	353
Vantiv, Cl A *	11,575	818
VeriSign *	100	10
Versum Materials	23,395	864
Visa, Cl A	103,621	10,727
Western Digital	154,863	13,670
Western Union	700	13
Xerox	350	11
Xilinx	2,600	172

		812,581

Materials — 2.5%
AdvanSix *	1,024	33
Air Products & Chemicals	7,800	1,134
Albemarle	19,500	2,267
Alcoa	31,100	1,365
Ardagh Group, Cl A	11,127	231
Avery Dennison	200	19
Ball	500	20
Berry Global Group *	78,988	4,442
Cabot	1,984	105
CF Industries Holdings	300	9
Chemours	88,400	4,338
Crown Holdings *	129,750	7,659
Dow Chemical	1,500	100
E.I. du Pont de Nemours	95,951	8,053
Eagle Materials	8,550	831
Eastman Chemical	600	52
Ecolab	500	67
FMC	4,100	354
Freeport-McMoRan, Cl B *	39,200	579
Graphic Packaging Holding	79,160	1,033
Ingevity *	11,465	722
Innospec	17,520	972
International Flavors & Fragrances	100	14
International Paper	20,900	1,126
LyondellBasell Industries, Cl A	89,500	8,108
Martin Marietta Materials	2,200	466
Monsanto	800	94
Mosaic	600	12
Newmont Mining	46,200	1,771
Nucor	400	22
Owens-Illinois *	83,000	2,045
Packaging Corp of America	6,400	719
PPG Industries	149,149	15,559
Praxair	400	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sealed Air	600	$27
Sherwin-Williams	800	271
Southern Copper (A)	746	30
Steel Dynamics	122,200	4,210
Tahoe Resources (A)	536,615	2,560
Valvoline	52,100	1,109
Vulcan Materials	47,749	5,790
WestRock	111,950	6,371
Worthington Industries	16,100	804

		85,546

Real Estate — 2.4%
Alexandria Real Estate Equities ‡	19,300	2,341
American Campus Communities ‡	21,745	1,035
American Tower, Cl A ‡	60,400	8,942
Apartment Investment & Management, Cl A ‡	200	9
AvalonBay Communities ‡	2,900	544
Boston Properties ‡	400	48
Camden Property Trust ‡	9,750	872
CBRE Group, Cl A *	506,191	18,263
Chesapeake Lodging Trust ‡	23,100	591
CoreCivic ‡	67,000	1,796
Crown Castle International ‡	500	54
DCT Industrial Trust ‡	19,025	1,110
Digital Realty Trust ‡(A)	36,100	4,272
Duke Realty ‡	5,500	164
Equinix ‡	5,010	2,347
Equity Residential ‡	800	54
Essex Property Trust ‡	3,700	984
Extra Space Storage ‡	14,695	1,141
Federal Realty Investment Trust ‡	200	25
Franklin Street Properties ‡	30,600	305
GEO Group ‡	79,150	2,188
GGP ‡	1,000	21
HCP ‡	700	21
Healthcare Realty Trust ‡	35,805	1,192
Host Hotels & Resorts ‡	1,100	20
Iron Mountain ‡	2,000	79
Kilroy Realty ‡	16,690	1,156
Kimco Realty ‡	4,900	96
Lamar Advertising, Cl A ‡(A)	4,265	284
Liberty Property Trust ‡	3,561	152
Macerich ‡	300	16
Mid-America Apartment Communities ‡	59,800	6,366
Outfront Media ‡	21,400	471
Park Hotels & Resorts ‡	110,156	2,940
Prologis ‡	35,200	2,230
Public Storage ‡	300	62
Rayonier ‡	330,816	9,597
Realogy Holdings	33,738	1,144
Realty Income ‡	500	29
Regency Centers ‡	200	13

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simon Property Group ‡	600	$94
SL Green Realty ‡	200	19
Spirit Realty Capital ‡	38,200	332
UDR ‡	29,425	1,142
Ventas ‡	70,810	4,846
VEREIT ‡	120,400	1,016
Vornado Realty Trust ‡	500	37
Welltower ‡	600	44
Weyerhaeuser ‡	1,200	39
Xenia Hotels & Resorts ‡	35,000	699

		81,242

Telecommunication Services — 1.9%
AT&T	795,487	29,799
CenturyLink	900	18
Level 3 Communications *	1,300	71
Sprint *(A)	12,595	104
Telephone & Data Systems	22,500	659
Verizon Communications	697,214	33,445

		64,096

Utilities — 3.6%
AES	423,800	4,679
Alliant Energy	41,500	1,774
Ameren	54,400	3,263
American Electric Power	106,644	7,852
American Water Works	32,800	2,654
Atmos Energy	25,900	2,280
CenterPoint Energy	130,600	3,868
CMS Energy	15,100	733
Consolidated Edison	14,800	1,247
Dominion Energy	43,900	3,458
DTE Energy	34,000	3,819
Duke Energy	5,300	463
Edison International	56,100	4,498
Entergy	900	71
Eversource Energy	12,100	762
Exelon	296,372	11,224
FirstEnergy	800	26
Hawaiian Electric Industries	12,593	421
MDU Resources Group	20,150	545
National Grid	700,150	8,793
NextEra Energy	46,200	6,954
NiSource	500	13
Northwest Natural Gas	17,850	1,183
NRG Energy	264,200	6,581
Pattern Energy Group, Cl A (A)	51,390	1,291
PG&E	312,321	21,981
Pinnacle West Capital	24,900	2,240
PNM Resources	28,455	1,206
PPL	225,577	8,852
Public Service Enterprise Group	700	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCANA	18,400	$1,111
Sempra Energy	4,800	566
SJW	5,200	289
Southern	1,400	68
UGI	98,418	4,863
Vistra Energy	45,716	809
WEC Energy Group	11,453	747
Xcel Energy	66,800	3,307

		124,524

Total Common Stock (Cost $2,654,897) ($ Thousands)		3,291,057

	Number of Rights

RIGHTS — 0.0%
Safeway - PDC * ‡‡	85,749	4

Safeway CVR - Casa Ley * ‡‡	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.973%, 09/21/2017 (C)(D)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
1.130% **†(E)	53,232,806	53,230

Total Affiliated Partnership (Cost $53,232) ($ Thousands)		53,230

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	198,987,066	198,987

Total Cash Equivalent (Cost $198,987) ($ Thousands)		198,987

Total Investments in Securities— 102.8% (Cost $2,907,316) ($ Thousands) @		$3,543,565

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Disciplined Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	131	Sep-2017	15,904	16,179	275

			15,904	16,179	275

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,445,426 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $50,625 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2017, such securities amounted to $15,214 ($ Thousands), or 0.4% of the net assets of the Fund.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $53,230 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $2,868,909 ($ Thousands), and the unrealized appreciation and depreciation were $713,922 ($ Thousands) and ($39,266) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,291,057	$–	$–	$3,291,057
Rights	–	91	–	91
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	53,230	–	53,230
Cash Equivalent	198,987	–	–	198,987

Total Investments in Securities	$3,490,044	$53,521	$–	$3,543,565

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$275	$–	$–	$275

Total Other Financial Instruments	$275	$–	$–	$275

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$24,078	$74,865	$(45,713)	$53,230	$16
SEI Daily Income Trust, Government Fund, Cl F	190,844	232,328	(224,185)	198,987	311

Totals	$214,922	$307,193	$(269,898)	$252,217	$327

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 12.2%
Adient	9,126	$645
Advance Auto Parts	7,008	686
Amazon.com *	37,189	36,468
AMC Networks, Cl A *(A)	5,485	333
Aramark	23,800	968
AutoNation *(A)	6,732	305
AutoZone *	2,507	1,325
Bed Bath & Beyond (A)	14,915	411
Best Buy	23,147	1,256
BorgWarner	17,464	810
Bright Horizons Family Solutions *	5,100	408
Brunswick	9,400	493
Burlington Stores *	6,900	601
Cabela’s *	4,800	258
Cable One	457	347
CalAtlantic Group	7,300	254
Carmax *(A)	15,760	1,058
Carnival, Cl A	36,900	2,564
Carter’s (A)	5,100	442
CBS, Cl B	32,099	2,056
Charter Communications, Cl A *	18,497	7,372
Chipotle Mexican Grill, Cl A *(A)	2,119	671
Choice Hotels International	3,584	222
Cinemark Holdings (A)	11,000	366
Coach	27,567	1,150
Comcast, Cl A	439,750	17,858
Darden Restaurants	11,922	979
Delphi Automotive	24,100	2,323
Dick’s Sporting Goods	8,758	231
Discovery Communications, Cl A *(A)	14,500	322
Discovery Communications, Cl C *	23,100	485
DISH Network, Cl A *	21,762	1,247
Dollar General	24,600	1,785
Dollar Tree *	20,034	1,596
Domino’s Pizza (A)	5,000	911
DR Horton	33,768	1,221
Dunkin’ Brands Group	9,000	464
Expedia	10,622	1,576
Extended Stay America	16,600	325
Foot Locker	13,469	475
Ford Motor	367,584	4,054
GameStop, Cl A	10,100	187
Gap	21,721	513
Garmin (A)	11,200	577
General Motors	127,000	4,641
Gentex (A)	29,264	535
Genuine Parts	14,511	1,202
Goodyear Tire & Rubber	23,452	711
Graham Holdings, Cl B	457	268
H&R Block	19,125	511
Hanesbrands (A)	37,172	902

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harley-Davidson (A)	18,103	$851
Hasbro	11,267	1,107
Hilton Grand Vacations *	5,170	187
Hilton Worldwide Holdings	17,233	1,109
Home Depot	112,215	16,818
Hyatt Hotels, Cl A *	2,200	131
International Game Technology	8,400	171
Interpublic Group	40,675	819
John Wiley & Sons, Cl A	4,042	218
Kohl’s (A)	18,119	721
L Brands	24,157	875
Las Vegas Sands	32,493	2,021
Lear	6,400	957
Leggett & Platt	13,012	598
Lennar, Cl A	18,030	933
Lennar, Cl B	1,200	52
Liberty Broadband, Cl A *	2,780	282
Liberty Broadband, Cl C *	10,108	1,026
Liberty Expedia Holdings, Cl A *	5,432	297
Liberty Interactive QVC Group, Cl A *	38,430	850
Liberty Media Group, Cl C *	10,600	417
Liberty SiriusXM Group, Cl A *	8,320	372
Liberty SiriusXM Group, Cl C *	18,640	832
Liberty Ventures, Ser A *	8,149	502
Lions Gate Entertainment, Cl A	4,900	146
Lions Gate Entertainment, Cl B *	10,883	305
Live Nation *	13,600	543
LKQ *	30,500	1,057
Lowe’s	80,010	5,912
lululemon athletica *	10,000	575
Macy’s	30,330	630
Madison Square Garden, Cl A *	1,786	380
Marriott International, Cl A	28,894	2,993
Mattel (A)	34,142	554
McDonald’s	76,780	12,282
MGM Resorts International	46,639	1,537
Michael Kors Holdings *	16,200	684
Michaels *	9,500	213
Mohawk Industries *	6,066	1,535
Murphy USA *	3,588	231
NetFlix *	37,900	6,622
Newell Brands	43,493	2,100
News	10,800	148
News, Cl A	37,846	506
NIKE, Cl B	123,668	6,531
Nordstrom (A)	12,712	567
Norwegian Cruise Line Holdings *	15,600	928
NVR *	304	827
Omnicom Group (A)	20,544	1,487
O’Reilly Automotive *	8,440	1,655
Penske Auto Group	4,000	169
Polaris Industries (A)	5,900	550

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pool	4,000	$399
Priceline Group *	4,632	8,579
PulteGroup	26,345	680
PVH	7,900	995
Ralph Lauren, Cl A	5,780	508
Regal Entertainment Group, Cl A (A)	7,388	109
Ross Stores	36,176	2,114
Royal Caribbean Cruises	15,200	1,892
Sally Beauty Holdings *(A)	14,200	264
Scripps Networks Interactive, Cl A (A)	8,253	707
Service International	19,394	685
ServiceMaster Global Holdings *	13,300	627
Signet Jewelers (A)	7,800	492
Sirius XM Holdings (A)	119,300	686
Six Flags Entertainment (A)	7,500	409
Skechers U.S.A., Cl A *	13,400	354
Staples	64,464	658
Starbucks	132,112	7,248
Target	50,385	2,747
TEGNA	22,559	285
Tempur Sealy International *	5,600	347
Tesla *(A)	12,037	4,284
Thor Industries	4,900	532
Tiffany	10,925	999
Time Warner	72,579	7,338
TJX	59,708	4,317
Toll Brothers	15,751	614
Tractor Supply (A)	13,400	797
Tribune Media, Cl A	7,200	288
TripAdvisor *(A)	11,367	486
Tupperware Brands	4,800	278
Twenty-First Century Fox, Cl A	100,285	2,767
Twenty-First Century Fox, Cl B	39,600	1,073
Ulta Beauty *	5,052	1,117
Under Armour, Cl A *(A)	18,400	297
Under Armour, Cl C *(A)	18,821	284
Urban Outfitters *	8,820	180
Vail Resorts	3,700	843
VF	29,568	1,859
Viacom, Cl A (A)	1,200	46
Viacom, Cl B	34,869	997
Visteon *	3,300	381
Walt Disney	146,072	14,782
Wayfair, Cl A *	3,800	270
Wendy’s (A)	20,075	300
Whirlpool	6,816	1,170
Williams-Sonoma (A)	9,062	417
Wyndham Worldwide	9,568	954
Wynn Resorts (A)	7,896	1,097
Yum China Holdings *	35,148	1,243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum! Brands	31,548	$2,424

		274,400

Consumer Staples — 7.8%
Altria Group	179,940	11,408
Archer-Daniels-Midland	52,879	2,185
Blue Buffalo Pet Products *	5,600	144
Brown-Forman, Cl A	5,000	278
Brown-Forman, Cl B	14,454	767
Bunge	13,700	1,022
Campbell Soup	16,678	771
Casey’s General Stores (A)	3,800	401
Church & Dwight	23,314	1,170
Clorox	11,303	1,566
Coca-Cola	358,640	16,336
Colgate-Palmolive	80,250	5,749
Conagra Brands	35,286	1,145
Constellation Brands, Cl A	15,531	3,108
Costco Wholesale	40,781	6,392
Coty, Cl A (A)	45,424	753
CVS Health	95,352	7,375
Dr. Pepper Snapple Group	16,000	1,457
Edgewell Personal Care *	6,041	459
Energizer Holdings	6,341	280
Estee Lauder, Cl A	19,408	2,076
Flowers Foods (A)	16,525	287
General Mills	52,692	2,806
Hain Celestial Group *	10,300	414
Herbalife *(A)	7,500	518
Hershey	13,098	1,374
Hormel Foods (A)	26,556	816
Ingredion	7,200	892
JM Smucker	9,711	1,017
Kellogg (A)	21,603	1,414
Kimberly-Clark	33,418	4,120
Kraft Heinz	55,702	4,498
Kroger	85,546	1,871
Lamb Weston Holdings	14,462	658
McCormick	11,393	1,084
Molson Coors Brewing, Cl B	17,162	1,540
Mondelez International, Cl A	136,706	5,558
Monster Beverage *	36,987	2,065
Nu Skin Enterprises, Cl A	5,500	335
PepsiCo	133,252	15,421
Philip Morris International	144,868	16,939
Pilgrim’s Pride *(A)	5,700	168
Pinnacle Foods	11,800	700
Post Holdings *	6,300	536
Procter & Gamble	239,354	22,085
Rite Aid *	104,400	253
Spectrum Brands Holdings (A)	2,500	275
Sprouts Farmers Market *	13,500	269

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysco	46,348	$2,441
TreeHouse Foods *(A)	5,400	362
Tyson Foods, Cl A	24,665	1,561
US Foods Holding *	13,400	368
Walgreens Boots Alliance	87,425	7,125
Wal-Mart Stores	136,979	10,694

		175,306

Energy — 5.4%
Anadarko Petroleum	53,740	2,200
Andeavor	13,346	1,337
Antero Resources *(A)	18,400	362
Apache	35,759	1,389
Baker Hughes A GE	39,840	1,351
Cabot Oil & Gas	46,100	1,178
Centennial Resource Development, Cl A *(A)	11,100	192
Cheniere Energy *	19,700	843
Chesapeake Energy *(A)	61,266	223
Chevron	176,602	19,006
Cimarex Energy	9,300	927
Concho Resources *	14,200	1,576
ConocoPhillips	115,176	5,029
CONSOL Energy *	23,244	338
Continental Resources *(A)	9,000	305
Devon Energy	49,313	1,548
Diamondback Energy *	9,800	890
Energen *	9,437	484
EOG Resources	53,590	4,555
EQT (A)	17,266	1,076
Extraction Oil & Gas *	12,000	158
ExxonMobil	397,038	30,306
Gulfport Energy *	12,100	152
Halliburton	81,636	3,181
Helmerich & Payne (A)	9,750	413
Hess	28,212	1,097
HollyFrontier (A)	16,726	524
Kinder Morgan	175,222	3,387
Kosmos Energy *	17,200	121
Laredo Petroleum *	14,600	181
Marathon Oil	85,676	953
Marathon Petroleum	49,276	2,584
Murphy Oil (A)	15,454	350
Nabors Industries	26,800	175
National Oilwell Varco (A)	37,380	1,146
Newfield Exploration *	20,099	525
Noble Energy	48,224	1,146
Occidental Petroleum	70,754	4,224
Oceaneering International	9,700	219
ONEOK	20,558	1,113
Parsley Energy, Cl A *	21,300	534
Patterson-UTI Energy	13,832	221
PBF Energy, Cl A (A)	9,900	234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Phillips 66	40,088	$3,360
Pioneer Natural Resources	15,344	1,989
QEP Resources *	24,346	184
Range Resources	20,614	358
Rice Energy *	16,900	462
RPC (A)	5,550	108
RSP Permian *	13,100	411
Schlumberger	130,355	8,279
SM Energy	8,800	118
Southwestern Energy *	48,976	267
Targa Resources	19,500	869
Transocean *(A)	33,900	277
Valero Energy	43,036	2,931
Weatherford International *(A)	88,900	340
Whiting Petroleum *	21,348	95
Williams	77,796	2,313
World Fuel Services	7,000	242
WPX Energy *	34,048	340

		120,696

Financials — 14.1%
Affiliated Managers Group	5,420	958
Aflac	35,456	2,927
AGNC Investment ‡	34,059	734
Alleghany *	1,499	844
Allstate	35,125	3,179
Ally Financial	45,400	1,026
American Express	69,134	5,952
American Financial Group	7,014	714
American International Group	85,823	5,191
American National Insurance	822	95
Ameriprise Financial	13,580	1,881
Annaly Capital Management ‡	100,011	1,250
Aon	23,644	3,290
Arch Capital Group *	11,300	1,100
Arthur J Gallagher	17,304	1,002
Aspen Insurance Holdings	5,700	258
Associated Banc	14,684	322
Assurant	4,993	473
Assured Guaranty	13,200	562
Athene Holding, Cl A *	4,500	241
Axis Capital Holdings	8,800	530
Bank of America	931,263	22,248
Bank of Hawaii (A)	4,082	319
Bank of New York Mellon	93,609	4,894
Bank of the Ozarks	11,400	490
BankUnited	9,600	320
BB&T	76,406	3,522
Berkshire Hathaway, Cl B *	180,100	32,627
BGC Partners, Cl A	22,900	297
BlackRock, Cl A	11,585	4,854
BOK Financial	2,475	199

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brighthouse Financial *	7,728	$441
Brown & Brown	11,124	500
Capital One Financial	43,825	3,489
CBOE Holdings (A)	10,400	1,049
Charles Schwab	109,885	4,384
Chimera Investment ‡	18,880	360
Chubb	43,391	6,136
Cincinnati Financial	14,786	1,136
CIT Group	17,003	763
Citigroup	257,204	17,498
Citizens Financial Group	47,200	1,564
CME Group, Cl A	31,970	4,022
CNA Financial	3,100	152
Comerica	17,553	1,198
Commerce Bancshares (A)	8,204	451
Credit Acceptance *(A)	800	218
Cullen/Frost Bankers (A)	5,468	460
Discover Financial Services	36,089	2,127
E*TRADE Financial *	23,100	947
East West Bancorp	14,400	797
Eaton Vance	11,010	524
Erie Indemnity, Cl A	2,419	292
Everest Re Group	4,100	1,035
FactSet Research Systems (A)	3,900	613
Federated Investors, Cl B (A)	9,658	264
Fifth Third Bancorp	67,082	1,753
First American Financial	10,500	515
First Hawaiian	2,400	65
First Horizon National	21,756	374
First Republic Bank	14,400	1,398
FNB (Pennsylvania)	32,100	407
FNF Group	22,252	1,073
Franklin Resources	29,249	1,264
Goldman Sachs Group	34,375	7,691
Hanover Insurance Group	4,393	431
Hartford Financial Services Group	34,410	1,861
Huntington Bancshares	106,234	1,337
Interactive Brokers Group, Cl A	5,600	235
Intercontinental Exchange	53,200	3,440
Invesco	34,200	1,121
JPMorgan Chase	331,134	30,097
KeyCorp	107,551	1,851
Lazard, Cl A (B)	10,000	429
Legg Mason	7,781	297
Leucadia National	33,806	801
Lincoln National	19,688	1,336
Loews	27,836	1,297
LPL Financial Holdings	7,900	370
M&T Bank	13,757	2,034
Markel *	1,350	1,420
MarketAxess Holdings	3,600	695
Marsh & McLennan	48,465	3,784

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mercury General	2,396	$138
MetLife	85,009	3,981
MFA Financial ‡	33,700	296
Moody’s	14,827	1,987
Morgan Stanley	122,878	5,591
Morningstar	1,800	149
MSCI, Cl A	9,000	1,032
Nasdaq	11,400	859
Navient	25,914	342
New Residential Investments ‡	30,700	506
New York Community Bancorp	46,772	564
Northern Trust	19,605	1,735
Old Republic International	23,390	447
OneMain Holdings, Cl A *	4,700	129
PacWest Bancorp	12,000	542
People’s United Financial	31,534	527
Pinnacle Financial Partners	7,300	454
PNC Financial Services Group	45,022	5,646
Popular	10,453	417
Principal Financial Group	23,608	1,476
ProAssurance	5,500	293
Progressive	52,480	2,439
Prosperity Bancshares	6,600	394
Prudential Financial	39,763	4,059
Raymond James Financial	12,621	988
Regions Financial	106,587	1,504
Reinsurance Group of America, Cl A	6,299	847
RenaissanceRe Holdings	4,200	584
S&P Global	23,756	3,666
Santander Consumer USA Holdings *	11,600	166
SEI ††	13,042	762
Signature Bank NY *	5,300	680
SLM *	43,914	447
Starwood Property Trust ‡	23,500	522
State Street	34,279	3,170
SunTrust Banks	43,946	2,421
SVB Financial Group *	5,200	881
Synchrony Financial	73,418	2,261
Synovus Financial	12,096	509
T. Rowe Price Group	20,830	1,757
TCF Financial	15,001	233
TD Ameritrade Holding	25,445	1,102
TFS Financial	6,200	95
Torchmark	11,687	900
Travelers	25,675	3,111
Two Harbors Investment ‡	31,800	325
Unum Group	21,305	1,026
US Bancorp	148,197	7,595
Validus Holdings	7,926	398
Voya Financial	17,200	658
Webster Financial (A)	9,200	429
Wells Fargo	419,966	21,448

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Alliance Bancorp *	9,200	$444
White Mountains Insurance Group	447	389
Willis Towers Watson	11,900	1,767
WR Berkley	9,714	647
XL Group	21,700	889
Zions Bancorporation	20,402	891

		317,610

Health Care — 13.7%
Abbott Laboratories	156,637	7,979
AbbVie	148,061	11,149
ABIOMED *	3,900	588
Acadia Healthcare *(A)	7,100	333
ACADIA Pharmaceuticals *(A)	8,900	317
Aetna	30,635	4,831
Agilent Technologies	28,464	1,842
Agios Pharmaceuticals *(A)	3,700	234
Akorn *	8,700	286
Alere *	8,900	440
Alexion Pharmaceuticals *	19,600	2,791
Align Technology *	7,200	1,273
Alkermes *(A)	15,000	762
Allergan	31,416	7,209
Alnylam Pharmaceuticals *(A)	7,600	652
AmerisourceBergen	15,124	1,214
Amgen	68,458	12,170
Anthem	25,031	4,907
athenahealth *(A)	3,900	550
Baxter International	47,915	2,973
Becton Dickinson	20,678	4,124
Biogen *	19,700	6,236
BioMarin Pharmaceutical *	17,200	1,551
Bio-Rad Laboratories, Cl A *	2,200	479
Bio-Techne	3,441	426
Bioverativ *	10,800	612
Boston Scientific *	125,839	3,467
Bristol-Myers Squibb	154,459	9,342
Brookdale Senior Living, Cl A *	19,000	230
Bruker	9,400	273
C.R. Bard	6,485	2,080
Cardinal Health	30,229	2,039
Celgene *	72,760	10,109
Centene *	16,728	1,486
Cerner *	26,996	1,830
Charles River Laboratories International *	4,443	483
Cigna	22,855	4,161
Cooper	4,704	1,180
Danaher	56,902	4,747
DaVita HealthCare Partners *	14,485	848
DENTSPLY SIRONA	22,766	1,288
DexCom *(A)	8,300	619
Edwards Lifesciences *	18,928	2,151

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly	91,461	$7,435
Endo International *	20,397	179
Envision Healthcare *	11,679	612
Exelixis *	28,900	845
Express Scripts Holding *	55,236	3,470
Gilead Sciences	120,734	10,107
HCA Healthcare *	28,300	2,226
Henry Schein *	7,384	1,282
Hill-Rom Holdings	6,524	502
Hologic *	28,200	1,089
Humana	13,175	3,394
IDEXX Laboratories *	8,204	1,275
Illumina *	14,005	2,863
Incyte *	16,300	2,240
Intercept Pharmaceuticals *(A)	1,700	198
Intrexon *(A)	6,000	118
Intuitive Surgical *	3,357	3,373
Ionis Pharmaceuticals *(A)	12,400	665
Johnson & Johnson	252,609	33,438
Juno Therapeutics *(A)	6,200	256
Laboratory Corp of America Holdings *	10,090	1,583
LifePoint Hospitals *	3,976	230
Mallinckrodt *	10,712	440
McKesson	19,466	2,906
MEDNAX *	9,300	417
Medtronic	128,926	10,394
Merck	255,543	16,319
Mettler Toledo International *	2,336	1,414
Mylan *	50,119	1,578
Neurocrine Biosciences *(A)	8,400	475
OPKO Health *(A)	32,400	207
Patheon *	—	—
Patterson (A)	8,683	334
PerkinElmer	11,034	739
Perrigo (A)	11,900	940
Pfizer	552,522	18,742
Premier, Cl A *	5,000	168
QIAGEN	22,340	719
Quest Diagnostics	12,844	1,392
Quintiles IMS Holdings *	10,713	1,029
Regeneron Pharmaceuticals *	7,200	3,578
ResMed (A)	13,782	1,069
Seattle Genetics *	9,900	520
STERIS	8,400	732
Stryker	31,504	4,454
Teleflex	4,340	919
TESARO *(A)	3,700	478
Thermo Fisher Scientific	36,425	6,817
United Therapeutics *	4,300	562
UnitedHealth Group	89,520	17,806
Universal Health Services, Cl B	8,476	917
Varian Medical Systems *	7,530	800

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VCA Antech *	7,639	$710
Veeva Systems, Cl A *	10,000	595
Vertex Pharmaceuticals *	22,600	3,628
VWR *	7,700	254
Waters *	7,646	1,403
WellCare Health Plans *	4,400	769
West Pharmaceutical Services	7,100	618
Zimmer Biomet Holdings	19,025	2,174
Zoetis, Cl A	44,944	2,818

		309,475

Industrials — 10.2%
3M	54,433	11,122
Acuity Brands (A)	4,300	760
AECOM Technology *	15,216	510
AGCO	6,800	465
Air Lease, Cl A (A)	9,900	402
Alaska Air Group	11,700	874
Allegion	9,766	769
Allison Transmission Holdings, Cl A	13,700	476
AMERCO	600	224
American Airlines Group (A)	41,900	1,875
Ametek	22,728	1,438
AO Smith	14,800	824
Arconic	32,167	819
Armstrong World Industries *	4,100	195
Boeing	53,491	12,820
BWX Technologies	9,850	539
C.H. Robinson Worldwide (A)	14,086	995
Carlisle	6,366	603
Caterpillar	52,888	6,214
Cintas	7,257	980
Clean Harbors *	5,000	270
Colfax *	10,100	403
Copa Holdings, Cl A	3,000	372
Copart *	19,236	629
Crane	4,700	349
CSX	81,496	4,091
Cummins	14,912	2,377
Deere	29,319	3,399
Delta Air Lines	62,100	2,930
Donaldson	13,144	621
Dover	15,557	1,320
Dun & Bradstreet	3,756	419
Eaton	40,316	2,893
Emerson Electric	58,510	3,454
Equifax	10,456	1,490
Expeditors International of Washington	18,148	1,018
Fastenal	28,824	1,230
FedEx	22,944	4,919
Flowserve	13,000	511
Fluor	13,908	536

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortive	30,001	$1,949
Fortune Brands Home & Security	15,320	958
General Dynamics	24,072	4,847
General Electric	812,506	19,947
Genesee & Wyoming, Cl A *	5,700	391
Graco	5,424	627
HD Supply Holdings *	19,800	659
HEICO	2,375	204
HEICO, Cl A	4,750	345
Hexcel	8,800	473
Honeywell International	71,490	9,885
Hubbell, Cl B	5,392	608
Huntington Ingalls Industries	4,537	971
IDEX	7,693	905
IHS Markit *	34,300	1,607
Illinois Tool Works	28,780	3,958
Ingersoll-Rand	23,100	1,972
ITT	9,251	373
Jacobs Engineering Group	11,784	642
JB Hunt Transport Services	8,752	865
JetBlue Airways *	32,200	638
Johnson Controls International	86,266	3,415
Kansas City Southern	10,600	1,096
KAR Auction Services	13,900	627
Kirby *(A)	5,200	325
L3 Technologies	7,777	1,411
Landstar System	4,165	389
Lennox International	3,900	646
Lincoln Electric Holdings	5,900	512
Lockheed Martin	23,173	7,077
Macquarie Infrastructure	7,500	559
Manpowergroup	5,284	589
Masco	29,879	1,099
Middleby *	5,700	694
MSC Industrial Direct, Cl A	4,820	332
Nielsen Holdings	30,900	1,200
Nordson	5,800	634
Norfolk Southern	26,533	3,198
Northrop Grumman	14,878	4,050
Old Dominion Freight Line	5,600	559
Orbital ATK	5,936	662
Oshkosh Truck	7,559	564
Owens Corning	8,800	652
Paccar	30,870	2,048
Parker Hannifin	12,704	2,044
Pentair	16,373	1,016
Pitney Bowes	18,085	232
Quanta Services *	14,100	507
Raytheon	26,968	4,908
Regal-Beloit	4,000	302
Republic Services, Cl A	21,542	1,405
Robert Half International	12,976	588

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rockwell Automation	12,104	$1,986
Rockwell Collins	14,262	1,869
Rollins (A)	8,850	393
Roper Technologies	9,000	2,076
Ryder System	5,606	435
Sensata Technologies Holding *(A)	16,900	755
Snap-on (A)	5,691	840
Southwest Airlines	51,520	2,686
Spirit AeroSystems Holdings, Cl A	11,200	834
Spirit Airlines *	7,500	255
Stanley Black & Decker	13,593	1,957
Stericycle *	8,326	599
Teledyne Technologies *	3,500	525
Terex	10,048	387
Textron	26,622	1,307
Timken	6,769	304
Toro	11,040	681
TransDigm Group (A)	4,493	1,171
TransUnion *	12,800	613
Trinity Industries	14,400	415
Union Pacific	75,732	7,975
United Continental Holdings *	26,400	1,636
United Parcel Service, Cl B	64,541	7,381
United Rentals *	8,700	1,027
United Technologies	69,990	8,379
Univar *	10,400	293
USG *	8,800	264
Valmont Industries	2,100	301
Verisk Analytics, Cl A *	12,900	1,046
WABCO Holdings *	5,324	765
Wabtec (A)	8,600	607
Waste Management	40,494	3,122
Watsco	2,700	398
Welbilt *(A)	13,500	269
WESCO International *	5,000	252
WW Grainger (A)	5,487	892
XPO Logistics *(A)	11,100	679
Xylem	17,602	1,093

		228,766

Information Technology — 22.6%
Accenture, Cl A	58,000	7,584
Activision Blizzard	68,256	4,475
Adobe Systems *	45,602	7,076
Advanced Micro Devices *(A)	82,500	1,072
Akamai Technologies *	17,318	817
Alliance Data Systems	4,812	1,085
Alphabet, Cl A *	27,829	26,583
Alphabet, Cl C *	28,299	26,582
Amdocs	14,900	965
Amphenol, Cl A	28,084	2,273
Analog Devices	32,879	2,751

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ansys *	7,100	$915
Apple	489,525	80,282
Applied Materials	98,955	4,465
Arista Networks *(A)	5,300	934
ARRIS International *	18,800	524
Arrow Electronics *	8,789	698
Atlassian, Cl A *	3,900	139
Autodesk *	19,537	2,236
Automatic Data Processing	41,392	4,407
Avnet	12,410	479
Black Knight Financial Services, Cl A *(A)	2,500	107
Booz Allen Hamilton Holding, Cl A	11,300	385
Broadcom, Cl A	37,432	9,435
Broadridge Financial Solutions	11,573	904
Brocade Communications Systems	38,900	482
CA	28,538	947
Cadence Design Systems *	25,763	1,012
Cavium *	6,600	418
CDK Global	10,997	709
CDW	12,600	799
Cisco Systems	467,527	15,059
Citrix Systems *	12,687	992
Cognex	7,800	850
Cognizant Technology Solutions, Cl A	53,876	3,813
Coherent *	2,400	560
CommScope Holding *	19,100	631
Conduent *	20,239	334
CoreLogic *	9,184	431
Corning	82,358	2,369
CoStar Group *	3,100	889
CSRA	16,564	522
Cypress Semiconductor (A)	29,700	407
Dell Technologies, Cl V *	17,612	1,320
Dolby Laboratories, Cl A	5,343	270
DST Systems	6,590	338
DXC Technology	26,636	2,264
eBay *	92,911	3,357
EchoStar, Cl A *	4,932	297
Electronic Arts *	27,365	3,325
Euronet Worldwide *	4,900	482
F5 Networks *	6,638	792
Facebook, Cl A *	218,700	37,610
Fidelity National Information Services	31,090	2,889
FireEye *	15,800	233
First Data, Cl A *	30,800	567
First Solar *(A)	8,000	376
Fiserv *	19,238	2,380
FleetCor Technologies *	9,100	1,308
FLIR Systems	13,700	521
Fortinet *	14,800	565
Gartner *	8,100	977
Genpact	15,700	447

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Payments	15,168	$1,448
GoDaddy, Cl A *	4,500	202
Guidewire Software *	7,100	538
Harris	10,454	1,285
Hewlett Packard Enterprise	150,770	2,723
HP	154,570	2,949
IAC *	6,632	753
Intel	439,858	15,426
International Business Machines	80,898	11,571
Intuit	22,252	3,148
IPG Photonics *	3,600	633
Jabil	17,874	560
Jack Henry & Associates	7,900	814
Juniper Networks	37,325	1,035
Keysight Technologies *	17,232	704
Kla-Tencor	13,509	1,266
Lam Research	14,552	2,415
Leidos Holdings	13,173	768
LogMeIn	5,200	595
Manhattan Associates *	7,000	294
Marvell Technology Group	41,100	736
Mastercard, Cl A	88,500	11,797
Match Group *(A)	3,400	74
Maxim Integrated Products	27,900	1,302
Microchip Technology (A)	18,515	1,607
Micron Technology *	95,516	3,054
Microsemi *	11,500	579
Microsoft	703,300	52,586
Motorola Solutions	14,214	1,253
National Instruments (A)	10,704	432
NCR *	12,089	442
NetApp	25,355	980
Nuance Communications *	21,700	349
Nvidia	52,756	8,939
NXP Semiconductor *	30,200	3,411
ON Semiconductor *	39,300	671
Oracle	270,720	13,625
Palo Alto Networks *	8,800	1,168
Pandora Media *	23,100	195
Paychex	28,507	1,626
PayPal Holdings *	104,511	6,446
PTC *	11,200	627
Qorvo *	12,600	923
QUALCOMM	138,359	7,232
Red Hat *	15,627	1,680
Sabre (A)	20,400	376
salesforce.com inc *	62,252	5,944
ServiceNow *	15,900	1,847
Skyworks Solutions	16,200	1,707
Splunk *	12,900	865
Square, Cl A *	22,200	580
SS&C Technologies Holdings (A)	16,900	654

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec	57,948	$1,737
Synopsys *	12,682	1,020
Tableau Software, Cl A *	5,700	413
Take-Two Interactive Software *	9,900	968
Teradata *(A)	13,289	424
Teradyne	20,763	739
Texas Instruments	92,408	7,653
Total System Services	16,691	1,154
Trimble *	25,828	999
Twitter *	62,760	1,061
Tyler Technologies *	3,200	553
Ultimate Software Group *(A)	2,800	563
Universal Display	4,200	534
Vantiv, Cl A *	15,400	1,089
VeriSign *(A)	8,185	849
Versum Materials	9,747	360
Visa, Cl A	172,500	17,857
VMware, Cl A *(A)	6,600	713
Western Digital	27,996	2,471
Western Union (A)	38,628	731
WEX *	4,000	437
Workday, Cl A *	11,600	1,272
Xerox	21,199	684
Xilinx	23,357	1,543
Zebra Technologies, Cl A *	4,825	497
Zillow Group, Cl A *	5,543	221
Zillow Group, Cl C *(A)	10,286	408
Zynga, Cl A *	77,500	291

		508,790

Materials — 3.2%
Air Products & Chemicals	19,494	2,834
Albemarle	11,073	1,287
Alcoa	14,788	649
AptarGroup	6,000	502
Ashland Global Holdings	6,376	396
Avery Dennison	9,010	849
Axalta Coating Systems *	21,300	629
Ball	33,700	1,348
Bemis	9,174	391
Berry Global Group *	11,900	669
Cabot	6,173	325
Celanese, Cl A	12,083	1,172
CF Industries Holdings (A)	23,230	673
Chemours	18,500	908
Crown Holdings *	13,251	782
Domtar	6,100	247
Dow Chemical	112,970	7,529
E.I. du Pont de Nemours	81,092	6,806
Eagle Materials	4,500	438
Eastman Chemical	12,328	1,063
Ecolab	23,208	3,094

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FMC	13,320	$1,148
Freeport-McMoRan, Cl B *	125,724	1,858
Graphic Packaging Holding	33,000	431
Huntsman	18,929	503
International Flavors & Fragrances	7,891	1,080
International Paper	38,855	2,093
LyondellBasell Industries, Cl A	30,000	2,718
Martin Marietta Materials	6,263	1,328
Monsanto	40,750	4,776
Mosaic	34,978	699
NewMarket (A)	700	293
Newmont Mining	47,133	1,807
Nucor	28,390	1,564
Olin	16,500	532
Owens-Illinois *	16,591	409
Packaging Corp of America	9,299	1,045
Platform Specialty Products *	16,800	196
PPG Industries	23,346	2,435
Praxair	25,925	3,410
Reliance Steel & Aluminum	7,100	514
Royal Gold	6,700	625
RPM International	13,269	650
Scotts Miracle-Gro, Cl A (A)	4,606	440
Sealed Air	19,868	882
Sherwin-Williams	7,737	2,625
Silgan Holdings	8,608	259
Sonoco Products	10,146	490
Southern Copper (A)	8,268	336
Steel Dynamics	23,700	816
Tahoe Resources	29,300	140
United States Steel (A)	15,883	423
Valvoline	17,504	373
Vulcan Materials	11,457	1,389
Westlake Chemical (A)	3,800	292
WestRock	24,745	1,408
WR Grace	7,200	515

		73,093

Real Estate — 3.8%
Alexandria Real Estate Equities ‡	7,700	934
American Campus Communities ‡	13,000	619
American Homes 4 Rent, Cl A ‡	16,500	366
American Tower, Cl A ‡	39,222	5,807
Apartment Investment & Management, Cl A ‡	15,199	689
Apple Hospitality ‡	16,700	304
AvalonBay Communities ‡	13,141	2,467
Boston Properties ‡	13,484	1,626
Brandywine Realty Trust ‡	15,500	266
Brixmor Property Group ‡	30,600	573
Camden Property Trust ‡	8,547	765
CBRE Group, Cl A *	29,617	1,069
Colony NorthStar, Cl A ‡	54,523	715

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbia Property Trust ‡	11,800	$248
CoreCivic ‡	10,240	274
CoreSite Realty ‡	3,400	404
Corporate Office Properties Trust ‡	9,800	327
Crown Castle International ‡	33,596	3,643
CubeSmart ‡	17,400	429
CyrusOne ‡	6,900	435
DCT Industrial Trust ‡	8,800	513
DDR ‡	30,800	298
Digital Realty Trust ‡(A)	15,000	1,775
Douglas Emmett ‡	14,300	557
Duke Realty ‡	34,209	1,017
DuPont Fabros Technology ‡	7,700	496
Empire State Realty Trust, Cl A ‡	12,600	256
EPR Properties ‡	6,200	432
Equinix ‡	7,142	3,345
Equity Commonwealth *‡	11,525	357
Equity LifeStyle Properties ‡	7,700	686
Equity Residential ‡	32,177	2,161
Essex Property Trust ‡	5,754	1,530
Extra Space Storage ‡(A)	12,100	939
Federal Realty Investment Trust ‡	6,996	888
Forest City Realty Trust, Cl A ‡	22,742	545
Gaming and Leisure Properties ‡	18,491	725
GGP ‡(A)	57,053	1,184
HCP ‡	46,774	1,394
Healthcare Trust of America, Cl A ‡	19,600	609
Highwoods Properties ‡	9,400	491
Hospitality Properties Trust ‡	16,366	448
Host Hotels & Resorts ‡	72,540	1,314
Howard Hughes *	3,673	431
Hudson Pacific Properties ‡	15,600	515
Invitation Homes ‡	7,700	178
Iron Mountain ‡	25,703	1,013
JBG SMITH Properties *	8,518	279
Jones Lang LaSalle	4,600	561
Kilroy Realty ‡	9,100	630
Kimco Realty ‡(A)	39,944	784
Lamar Advertising, Cl A ‡(A)	8,240	548
Liberty Property Trust ‡	14,606	622
Life Storage ‡	4,500	331
Macerich ‡	14,211	750
Medical Properties Trust ‡	36,200	476
Mid-America Apartment Communities ‡	11,050	1,176
National Retail Properties ‡	14,000	586
Omega Healthcare Investors ‡(A)	18,400	586
Outfront Media ‡	12,680	279
Paramount Group ‡	18,400	290
Park Hotels & Resorts ‡	11,188	299
Piedmont Office Realty Trust, Cl A ‡	14,600	296
Prologis ‡	48,118	3,049
Public Storage ‡	13,468	2,765

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rayonier ‡	11,704	$340
Realogy Holdings	14,800	502
Realty Income ‡	25,600	1,474
Regency Centers ‡	14,458	930
Retail Properties of America, Cl A ‡	24,300	324
SBA Communications, Cl A *‡	11,300	1,735
Senior Housing Properties Trust ‡	23,600	465
Simon Property Group ‡	29,381	4,608
SL Green Realty ‡	9,868	951
Spirit Realty Capital ‡	47,100	410
STORE Capital ‡	14,800	376
Sun Communities ‡	6,100	551
Tanger Factory Outlet Centers ‡(A)	9,600	225
Taubman Centers ‡(A)	5,800	303
UDR ‡	26,493	1,028
Uniti Group ‡	12,529	241
Ventas ‡	33,392	2,285
VEREIT ‡	98,000	827
Vornado Realty Trust ‡	17,036	1,269
Weingarten Realty Investors ‡	11,267	361
Welltower ‡	33,283	2,437
Weyerhaeuser ‡	67,546	2,203
WP Carey ‡(A)	10,400	716

		84,925

Telecommunication Services — 2.0%
AT&T	575,251	21,549
CenturyLink (A)	53,254	1,050
Level 3 Communications *	29,286	1,594
Sprint *(A)	46,115	381
Telephone & Data Systems	9,880	290
T-Mobile US *	28,800	1,864
US Cellular *	831	32
Verizon Communications	381,476	18,299
Zayo Group Holdings *	16,400	560

		45,619

Utilities — 3.2%
AES	66,924	739
Alliant Energy	22,752	972
Ameren	23,890	1,433
American Electric Power	45,150	3,324
American Water Works	17,600	1,424
Aqua America	18,046	603
Atmos Energy	10,091	888
Avangrid	5,594	273
Calpine *	36,900	543
CenterPoint Energy	43,115	1,277
CMS Energy	27,942	1,356
Consolidated Edison	28,816	2,428
Dominion Energy	58,112	4,578
DTE Energy	16,764	1,883

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy	65,216	$5,693
Edison International	28,679	2,300
Entergy	17,898	1,417
Eversource Energy	29,808	1,878
Exelon	84,776	3,211
FirstEnergy	43,027	1,402
Great Plains Energy	17,471	536
Hawaiian Electric Industries	11,046	369
MDU Resources Group	19,821	536
National Fuel Gas	7,089	411
NextEra Energy	43,673	6,573
NiSource	32,121	863
NRG Energy	30,200	752
OGE Energy	19,936	712
PG&E	46,818	3,295
Pinnacle West Capital	10,892	980
PPL	64,926	2,548
Public Service Enterprise Group	47,552	2,227
SCANA	13,010	786
Sempra Energy	22,823	2,692
Southern	92,303	4,455
UGI	17,225	851
Vectren	8,491	557
Vistra Energy	24,200	428
WEC Energy Group	29,657	1,934
Westar Energy, Cl A	13,900	713
Xcel Energy	47,781	2,365

		72,205

Total Common Stock (Cost $1,084,597) ($ Thousands)		2,210,885

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%

U.S. Treasury Bills 1.121%, 02/01/2018 (C)(D)	$2,365	2,354

Total U.S. Treasury Obligation (Cost $2,354) ($ Thousands)		2,354

	Shares

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P. 1.130% **†(E)	68,491,452	68,487

Total Affiliated Partnership (Cost $68,491) ($ Thousands)		68,487

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	23,677,639	$23,678

Total Cash Equivalent (Cost $23,678) ($ Thousands)		23,678

Total Investments in Securities— 102.4% (Cost $1,179,120) ($ Thousands) @		$2,305,404

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	274	Sep-2017	$33,296	$33,839	$543
S&P Mid Cap 400 Index E-MINI	19	Sep-2017	3,354	3,288	(66)

			$36,650	$37,127	$477

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $2,250,758 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

††	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $67,261 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2017, such securities amounted to $429 ($ Thousands), or 0.02% of the net assets of the Fund.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $68,487 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,155,466 ($ Thousands), and the unrealized appreciation and depreciation were $1,177,578 ($ Thousands) and ($27,640) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,210,885	$–	$–	$2,210,885
U.S. Treasury Obligation	–	2,354	–	2,354
Affiliated Partnership	–	68,487	–	68,487
Cash Equivalent	23,678	–	–	23,678

Total Investments in Securities	$2,234,563	$70,841	$–	$2,305,404

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$543	$—	$—	$543
Unrealized Depreciation	(66)	—	—	(66)

Total Other Financial Instruments	$477	$—	$—	$477

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI	$653	$204	$(95)	$762	$4
SEI Liquidity Fund, L.P.	71,366	56,771	(59,650)	68,487	41
SEI Daily Income Trust, Government Fund, Cl F	24,891	70,741	(71,954)	23,678	61

Totals	$96,910	$127,716	$(131,699)	$92,927	$106

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 11.8%
Advance Auto Parts	14,400	$1,410
Amazon.com *	77,360	75,859
AutoZone *	5,445	2,877
Best Buy	51,987	2,821
BorgWarner	39,100	1,815
Carmax *(A)	36,000	2,417
Carnival, Cl A	81,900	5,690
CBS, Cl B	71,982	4,611
Charter Communications, Cl A *	42,100	16,779
Chipotle Mexican Grill, Cl A *(A)	5,620	1,780
Coach	54,391	2,268
Comcast, Cl A	922,248	37,453
Darden Restaurants	24,195	1,986
Delphi Automotive	52,400	5,051
Discovery Communications, Cl A *(A)	30,200	671
Discovery Communications, Cl C *	40,800	857
DISH Network, Cl A *	44,400	2,544
Dollar General	49,000	3,555
Dollar Tree *	46,169	3,677
DR Horton	66,391	2,400
Expedia	23,695	3,515
Foot Locker	25,900	912
Ford Motor	761,043	8,394
Gap	43,200	1,020
Garmin (A)	22,095	1,138
General Motors	268,187	9,800
Genuine Parts	29,000	2,402
Goodyear Tire & Rubber (A)	49,100	1,488
H&R Block	40,891	1,093
Hanesbrands (A)	70,700	1,715
Harley-Davidson (A)	33,800	1,589
Hasbro	21,895	2,151
Hilton Worldwide Holdings	39,800	2,560
Home Depot	232,987	34,918
Interpublic Group	76,800	1,547
Kohl’s (A)	33,091	1,316
L Brands (A)	47,000	1,702
Leggett & Platt	26,195	1,204
Lennar, Cl A	39,591	2,049
LKQ *	60,300	2,089
Lowe’s	167,587	12,383
Macy’s	59,400	1,234
Marriott International, Cl A	60,436	6,260
Mattel (A)	67,087	1,088
McDonald’s	158,787	25,401
MGM Resorts International	93,600	3,085
Michael Kors Holdings *	30,700	1,296
Mohawk Industries *	12,300	3,113
NetFlix *	83,979	14,672
Newell Brands	94,490	4,562
News	23,200	318

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	75,383	$1,008
NIKE, Cl B	258,082	13,629
Nordstrom (A)	21,895	977
Omnicom Group (A)	45,200	3,272
O’Reilly Automotive *	17,800	3,491
Priceline Group *	9,584	17,750
PulteGroup	55,483	1,433
PVH	15,200	1,914
Ralph Lauren, Cl A	10,695	940
Ross Stores	76,600	4,477
Royal Caribbean Cruises	32,700	4,070
Scripps Networks Interactive, Cl A (A)	18,500	1,585
Signet Jewelers (A)	13,000	820
Staples	125,778	1,285
Starbucks	281,982	15,470
Target	107,991	5,889
Tiffany	20,895	1,910
Time Warner	151,087	15,275
TJX	125,191	9,051
Tractor Supply (A)	25,200	1,500
TripAdvisor *(A)	21,895	936
Twenty-First Century Fox, Cl A	205,874	5,680
Twenty-First Century Fox, Cl B	94,700	2,566
Ulta Beauty *	11,400	2,520
Under Armour, Cl A *(A)	37,095	599
Under Armour, Cl C *(A)	34,832	526
VF (A)	62,591	3,935
Viacom, Cl B	68,100	1,948
Walt Disney	283,483	28,689
Whirlpool	14,400	2,471
Wyndham Worldwide	20,200	2,014
Wynn Resorts (A)	15,500	2,154
Yum! Brands	64,500	4,955

		497,274

Consumer Staples — 8.3%
Altria Group	376,383	23,863
Archer-Daniels-Midland	111,591	4,611
Brown-Forman, Cl B (A)	34,692	1,840
Campbell Soup	37,091	1,714
Church & Dwight	48,800	2,448
Clorox	25,100	3,477
Coca-Cola	749,357	34,133
Colgate-Palmolive	172,491	12,357
Conagra Brands	78,587	2,551
Constellation Brands, Cl A	33,300	6,663
Costco Wholesale	85,400	13,386
Coty, Cl A (A)	92,183	1,528
CVS Health	198,383	15,343
Dr. Pepper Snapple Group	35,800	3,260
Estee Lauder, Cl A	43,500	4,654
General Mills	112,696	6,002

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey	27,100	$2,843
Hormel Foods (A)	52,492	1,614
JM Smucker	22,695	2,377
Kellogg (A)	49,200	3,221
Kimberly-Clark	69,096	8,519
Kraft Heinz	116,091	9,374
Kroger	178,382	3,901
McCormick	21,995	2,092
Molson Coors Brewing, Cl B	35,995	3,231
Mondelez International, Cl A	296,378	12,051
Monster Beverage *	78,831	4,400
PepsiCo	278,378	32,217
Philip Morris International	302,678	35,392
Procter & Gamble	498,467	45,994
Sysco	96,300	5,072
Tyson Foods, Cl A	56,287	3,563
Walgreens Boots Alliance	166,787	13,593
Wal-Mart Stores	287,783	22,467

		349,751

Energy — 5.5%
Anadarko Petroleum	109,595	4,486
Andeavor	29,400	2,944
Apache	74,300	2,886
Baker Hughes A GE	82,900	2,810
Cabot Oil & Gas	91,687	2,343
Chesapeake Energy *(A)	152,978	557
Chevron	369,178	39,731
Cimarex Energy	18,596	1,854
Concho Resources *	28,900	3,207
ConocoPhillips	241,583	10,547
Devon Energy	102,500	3,218
EOG Resources	112,691	9,578
EQT (A)	33,995	2,119
ExxonMobil	825,900	63,041
Halliburton	168,791	6,578
Helmerich & Payne (A)	21,295	902
Hess	52,500	2,042
Kinder Morgan	373,483	7,219
Marathon Oil	165,700	1,842
Marathon Petroleum	101,492	5,323
National Oilwell Varco (A)	73,800	2,263
Newfield Exploration *	39,800	1,040
Noble Energy	88,500	2,104
Occidental Petroleum	148,795	8,883
ONEOK	74,091	4,013
Phillips 66	85,296	7,149
Pioneer Natural Resources	33,296	4,317
Range Resources	36,000	625
Schlumberger	270,666	17,190
TechnipFMC *	91,200	2,356
Valero Energy	87,500	5,959

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams	161,596	$4,804

		233,930

Financials — 13.9%
Affiliated Managers Group	11,000	1,944
Aflac	77,191	6,372
Allstate	71,300	6,453
American Express	146,187	12,587
American International Group	171,778	10,389
Ameriprise Financial	29,800	4,128
Aon	51,000	7,097
Arthur J Gallagher	34,800	2,015
Assurant	10,595	1,003
Bank of America	1,939,583	46,337
Bank of New York Mellon	203,087	10,617
BB&T	157,791	7,273
Berkshire Hathaway, Cl B *	370,228	67,070
BlackRock, Cl A	23,696	9,929
Brighthouse Financial *	19,181	1,095
Capital One Financial	93,996	7,483
CBOE Holdings (A)	18,000	1,816
Charles Schwab	236,791	9,448
Chubb	90,947	12,862
Cincinnati Financial	29,196	2,243
Citigroup	536,557	36,502
Citizens Financial Group	99,400	3,293
CME Group, Cl A	66,295	8,340
Comerica	34,391	2,347
Discover Financial Services	74,300	4,380
E*TRADE Financial *	53,491	2,194
Everest Re Group	8,000	2,020
Fifth Third Bancorp	146,300	3,823
Franklin Resources	66,395	2,870
Goldman Sachs Group	71,291	15,951
Hartford Financial Services Group	71,600	3,871
Huntington Bancshares	212,361	2,674
Intercontinental Exchange	115,200	7,450
Invesco	79,100	2,593
JPMorgan Chase	692,457	62,937
KeyCorp	212,800	3,662
Leucadia National	63,287	1,499
Lincoln National	44,000	2,986
Loews	53,987	2,515
M&T Bank	30,123	4,454
Marsh & McLennan	100,291	7,831
MetLife	210,987	9,881
Moody’s	32,500	4,356
Morgan Stanley	278,200	12,658
Nasdaq	22,000	1,658
Navient	57,200	755
Northern Trust	42,196	3,734
People’s United Financial	66,900	1,117

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNC Financial Services Group	94,491	$11,850
Principal Financial Group	52,291	3,269
Progressive	113,583	5,279
Prudential Financial	83,800	8,554
Raymond James Financial	24,900	1,950
Regions Financial	234,800	3,313
S&P Global	50,200	7,747
State Street	69,200	6,400
SunTrust Banks	94,600	5,212
Synchrony Financial	150,621	4,638
T. Rowe Price Group	47,100	3,973
Torchmark	21,446	1,651
Travelers	54,296	6,580
Unum Group	44,291	2,134
US Bancorp	308,583	15,815
Wells Fargo	876,548	44,765
Willis Towers Watson	24,845	3,689
XL Group	50,900	2,085
Zions Bancorporation	39,700	1,733

		587,149

Health Care — 14.3%
Abbott Laboratories	337,948	17,215
AbbVie	310,078	23,349
Aetna	64,595	10,187
Agilent Technologies	62,991	4,077
Alexion Pharmaceuticals *	43,900	6,252
Align Technology *	14,700	2,598
Allergan	65,399	15,008
AmerisourceBergen	32,296	2,592
Amgen	143,391	25,491
Anthem	51,596	10,115
Baxter International	95,429	5,920
Becton Dickinson (A)	44,238	8,823
Biogen *	41,700	13,201
Boston Scientific *	266,400	7,339
Bristol-Myers Squibb	320,883	19,407
C.R. Bard	14,100	4,523
Cardinal Health	61,796	4,169
Celgene *	152,087	21,129
Centene *	33,600	2,985
Cerner *	57,300	3,884
Cigna	50,000	9,103
Cooper	9,600	2,408
Danaher	118,900	9,919
DaVita HealthCare Partners *	30,395	1,780
DENTSPLY SIRONA	44,591	2,522
Edwards Lifesciences *	40,900	4,649
Eli Lilly	189,091	15,371
Envision Healthcare *	22,602	1,185
Express Scripts Holding *	115,491	7,255
Gilead Sciences	254,578	21,311

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare *	55,995	$4,405
Henry Schein *	15,500	2,692
Hologic *	54,700	2,111
Humana	28,096	7,238
IDEXX Laboratories *	17,200	2,673
Illumina *	28,400	5,807
Incyte *	33,200	4,562
Intuitive Surgical *	7,200	7,234
Johnson & Johnson	525,070	69,504
Laboratory Corp of America Holdings *	20,000	3,137
McKesson	41,000	6,122
Medtronic	266,661	21,498
Merck	532,970	34,035
Mettler Toledo International *	5,000	3,025
Mylan *	89,996	2,833
Patterson	15,500	597
PerkinElmer	21,200	1,420
Perrigo (A)	28,096	2,218
Pfizer	1,163,035	39,450
Quest Diagnostics	26,700	2,893
Quintiles IMS Holdings *	26,800	2,574
Regeneron Pharmaceuticals *	14,900	7,404
ResMed (A)	27,900	2,164
Stryker	60,396	8,538
Thermo Fisher Scientific	76,391	14,296
UnitedHealth Group	187,787	37,351
Universal Health Services, Cl B	17,400	1,881
Varian Medical Systems *	17,895	1,901
Vertex Pharmaceuticals *	48,600	7,802
Waters *	15,700	2,881
Zimmer Biomet Holdings	39,395	4,502
Zoetis, Cl A	96,000	6,019

		604,534

Industrials — 9.9%
3M	116,391	23,781
Acuity Brands (A)	8,700	1,538
Alaska Air Group	24,200	1,807
Allegion	18,796	1,479
American Airlines Group (A)	96,091	4,299
Ametek	44,800	2,834
AO Smith	28,900	1,609
Arconic	86,266	2,197
Boeing	109,391	26,217
C.H. Robinson Worldwide (A)	27,395	1,935
Caterpillar	114,691	13,475
Cintas	16,795	2,268
CSX	179,578	9,015
Cummins	30,196	4,813
Deere	57,196	6,631
Delta Air Lines	143,187	6,757
Dover	30,400	2,580

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton	86,995	$6,243
Emerson Electric	125,391	7,403
Equifax	23,395	3,333
Expeditors International of Washington	35,091	1,969
Fastenal (A)	56,591	2,415
FedEx	47,900	10,269
Flowserve	25,100	986
Fluor	27,400	1,057
Fortive	58,850	3,823
Fortune Brands Home & Security	30,000	1,876
General Dynamics	55,396	11,154
General Electric	1,697,188	41,666
Honeywell International	148,487	20,531
IHS Markit *	61,900	2,899
Illinois Tool Works	60,495	8,319
Ingersoll-Rand	49,896	4,261
Jacobs Engineering Group	23,796	1,297
JB Hunt Transport Services	16,700	1,651
Johnson Controls International	182,446	7,223
Kansas City Southern	20,600	2,131
L3 Technologies	15,200	2,759
Lockheed Martin	48,456	14,798
Masco	62,700	2,305
Nielsen Holdings	65,700	2,552
Norfolk Southern	56,696	6,833
Northrop Grumman	33,996	9,254
Paccar	68,700	4,557
Parker Hannifin	26,000	4,183
Pentair	32,700	2,029
Quanta Services *	29,000	1,042
Raytheon	56,795	10,337
Republic Services, Cl A	45,100	2,942
Robert Half International	25,295	1,146
Rockwell Automation	25,196	4,134
Rockwell Collins	31,700	4,154
Roper Technologies	19,800	4,567
Snap-on (A)	11,300	1,668
Southwest Airlines	117,587	6,131
Stanley Black & Decker	29,895	4,305
Stericycle *	16,396	1,179
Textron	51,891	2,547
TransDigm Group (A)	9,600	2,502
Union Pacific	157,287	16,562
United Continental Holdings *	55,000	3,408
United Parcel Service, Cl B	134,187	15,346
United Rentals *	16,400	1,936
United Technologies	145,091	17,370
Verisk Analytics, Cl A *	29,900	2,423
Waste Management	79,500	6,130
WW Grainger (A)	10,600	1,723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	35,100	$2,179

		416,742

Information Technology — 23.0%
Accenture, Cl A	120,796	15,795
Activision Blizzard	134,900	8,844
Adobe Systems *	96,595	14,988
Advanced Micro Devices *(A)	150,800	1,960
Akamai Technologies *	33,596	1,584
Alliance Data Systems	10,900	2,458
Alphabet, Cl A *	58,041	55,443
Alphabet, Cl C *	58,163	54,634
Amphenol, Cl A	59,791	4,840
Analog Devices	71,806	6,008
Ansys *	16,600	2,138
Apple	1,016,446	166,697
Applied Materials	209,100	9,435
Autodesk *	37,800	4,327
Automatic Data Processing	87,391	9,305
Broadcom, Cl A	78,159	19,702
CA	60,987	2,024
Cisco Systems	974,343	31,384
Citrix Systems *	29,400	2,299
Cognizant Technology Solutions, Cl A	114,595	8,110
Corning	180,070	5,179
CSRA	28,195	888
DXC Technology	55,352	4,705
eBay *	195,783	7,074
Electronic Arts *	60,300	7,326
F5 Networks *	12,700	1,516
Facebook, Cl A *	460,778	79,240
Fidelity National Information Services	64,700	6,012
Fiserv *	41,500	5,134
FLIR Systems	26,900	1,022
Gartner *	17,700	2,134
Global Payments	29,682	2,834
Harris	23,800	2,925
Hewlett Packard Enterprise	325,674	5,882
HP	329,374	6,285
Intel	917,652	32,182
International Business Machines	166,551	23,822
Intuit	47,600	6,733
Juniper Networks	74,700	2,071
Kla-Tencor	30,600	2,867
Lam Research	31,595	5,244
Mastercard, Cl A	182,747	24,360
Microchip Technology (A)	44,496	3,862
Micron Technology *	203,500	6,506
Microsoft	1,505,004	112,529
Motorola Solutions	31,888	2,810
NetApp	52,891	2,045
Nvidia	115,883	19,635

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	585,265	$29,456
Paychex	62,487	3,564
PayPal Holdings *	218,183	13,458
Qorvo *	24,500	1,794
QUALCOMM	287,778	15,042
Red Hat *	34,800	3,741
salesforce.com *	130,591	12,470
Seagate Technology (A)	57,800	1,822
Skyworks Solutions	36,096	3,803
Symantec	118,600	3,556
Synopsys *	29,200	2,348
TE Connectivity	69,491	5,532
Texas Instruments	194,083	16,074
Total System Services	32,291	2,232
VeriSign *(A)	17,100	1,774
Visa, Cl A (A)	359,770	37,243
Western Digital	56,931	5,025
Western Union (A)	92,578	1,752
Xerox	42,050	1,357
Xilinx	48,400	3,197

		970,037

Materials — 2.8%
Air Products & Chemicals	42,600	6,193
Albemarle	21,600	2,511
Avery Dennison	17,200	1,621
Ball (A)	68,392	2,735
CF Industries Holdings (A)	44,900	1,302
Dow Chemical	218,883	14,589
Eastman Chemical	28,196	2,430
Ecolab	50,796	6,771
EI du Pont de Nemours	168,887	14,175
FMC	26,100	2,250
Freeport-McMoRan, Cl B *	259,900	3,841
International Flavors & Fragrances	15,400	2,107
International Paper	80,696	4,347
LyondellBasell Industries, Cl A	64,596	5,852
Martin Marietta Materials	12,300	2,607
Monsanto	85,691	10,043
Mosaic	68,291	1,364
Newmont Mining	104,183	3,994
Nucor	62,287	3,433
Packaging Corp of America	18,500	2,080
PPG Industries	50,100	5,226
Praxair	55,600	7,314
Sealed Air	37,900	1,682
Sherwin-Williams	15,700	5,327
Vulcan Materials	25,800	3,129
WestRock	48,982	2,788

		119,711

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.0%
Alexandria Real Estate Equities ‡	17,600	$2,135
American Tower, Cl A ‡	83,000	12,288
Apartment Investment & Management, Cl A ‡	30,900	1,401
AvalonBay Communities ‡	26,900	5,050
Boston Properties ‡	30,100	3,630
CBRE Group, Cl A *	58,691	2,118
Crown Castle International ‡	78,596	8,523
Digital Realty Trust ‡(A)	31,200	3,692
Duke Realty ‡	69,900	2,077
Equinix ‡	15,157	7,100
Equity Residential ‡	71,796	4,821
Essex Property Trust ‡	12,800	3,404
Extra Space Storage ‡	24,500	1,902
Federal Realty Investment Trust ‡	14,100	1,790
GGP ‡	114,200	2,370
HCP ‡	91,300	2,722
Host Hotels & Resorts ‡	144,574	2,620
Iron Mountain ‡	47,901	1,888
Kimco Realty ‡(A)	82,787	1,624
Macerich ‡(A)	23,196	1,224
Mid-America Apartment Communities ‡	22,100	2,353
Prologis ‡	103,100	6,532
Public Storage ‡	29,095	5,974
Realty Income ‡	53,200	3,062
Regency Centers ‡	28,600	1,839
SBA Communications, Cl A *‡	23,500	3,608
Simon Property Group ‡	60,996	9,567
SL Green Realty ‡	20,100	1,937
UDR ‡	52,000	2,019
Ventas ‡	69,400	4,750
Vornado Realty Trust ‡	33,596	2,503
Welltower ‡	71,600	5,243
Weyerhaeuser ‡	146,945	4,792

		126,558

Telecommunication Services — 2.1%
AT&T	1,198,243	44,886
CenturyLink (A)	106,887	2,108
Level 3 Communications *	57,100	3,108
Verizon Communications	794,952	38,134

		88,236

Utilities — 3.2%
AES	129,500	1,430
Alliant Energy	44,500	1,902
Ameren	47,391	2,843
American Electric Power	95,600	7,039
American Water Works	34,800	2,815
CenterPoint Energy	84,283	2,496
CMS Energy	54,791	2,660
Consolidated Edison	59,700	5,031

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dominion Energy	122,400	$9,641
DTE Energy	35,000	3,931
Duke Energy	136,691	11,933
Edison International	63,696	5,107
Entergy	34,900	2,763
Eversource Energy	61,900	3,900
Exelon	180,091	6,820
FirstEnergy	86,287	2,811
NextEra Energy	91,400	13,757
NiSource	63,287	1,701
NRG Energy	62,287	1,552
PG&E	99,300	6,989
Pinnacle West Capital	21,700	1,952
PPL	133,600	5,242
Public Service Enterprise Group	98,900	4,632
SCANA	27,796	1,678
Sempra Energy	49,095	5,790
Southern	193,600	9,343
WEC Energy Group	61,631	4,020
Xcel Energy	99,283	4,915

		134,693

Total Common Stock (Cost $3,320,677) ($ Thousands)		4,128,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.121%, 02/01/2018 (B)(C)	$1,438	$1,432
1.076%, 12/07/2017 (B)(C)	2,995	2,987

Total U.S. Treasury Obligations (Cost $4,418) ($ Thousands)		4,419

	Shares

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P.
1.130% **†(D)	117,078,879	117,074

Total Affiliated Partnership (Cost $117,079) ($ Thousands)		117,074

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	77,474,317	77,474

Total Cash Equivalent (Cost $77,474) ($ Thousands)		77,474

Total Investments in Securities— 102.5% (Cost $3,519,648) ($ Thousands) @		$4,327,582

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	812	Sep-2017	$98,671	$100,282	$1,611

			$98,671	$100,282	$1,611

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $4,222,848 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $117,074 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $107,294 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $3,480,128 ($ Thousands), and the unrealized appreciation and depreciation were $978,424 ($ Thousands) and $(130,970) ($ Thousands), respectively.

Cl — Class

L.P.— Limited Partnership

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,128,615	$–	$–	$4,128,615
U.S. Treasury Obligations	–	4,419	–	4,419
Affiliated Partnership	–	117,074	–	117,074
Cash Equivalent	77,474	–	–	77,474

Total Investments in Securities	$4,206,089	$121,493	$–	$4,327,582

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,611	$–	$–	$1,611

Total Other Financial Instruments	$1,611	$–	$–	$1,611

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

S&P 500 Index Fund (Concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$108,741	$96,256	$(87,923)	$117,074	$26
SEI Daily Income Trust, Government Fund, Cl F	87,243	197,500	(207,269)	77,474	176

Totals	$195,984	$293,756	$(295,192)	$194,548	$202

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 13.3%
1-800-Flowers.com, Cl A *	7,300	$66
Aaron’s	10,816	479
Abercrombie & Fitch, Cl A	12,300	157
Acushnet Holdings (A)	4,400	72
Adient	17,300	1,223
Adtalem Global Education	12,681	434
AMC Entertainment Holdings, Cl A (A)	11,994	161
AMC Networks, Cl A *(A)	9,460	575
American Axle & Manufacturing Holdings *	13,098	191
American Eagle Outfitters	32,922	393
American Outdoor Brands *	12,383	202
American Public Education *	2,727	50
America’s Car-Mart *(A)	850	33
Aramark	45,200	1,839
Asbury Automotive Group *	4,098	221
Ascena Retail Group *(A)	33,727	69
Ascent Capital Group, Cl A *	1,754	17
At Home Group *	1,800	44
AutoNation *(A)	13,000	590
AV Homes *(A)	3,707	57
Barnes & Noble	12,727	99
Barnes & Noble Education *	5,894	31
Bassett Furniture Industries	2,700	97
Beazer Homes USA *	7,161	107
Bed Bath & Beyond (A)	26,200	723
Belmond, Cl A *	17,030	217
Big 5 Sporting Goods (A)	4,423	34
Big Lots (A)	8,446	402
Biglari Holdings *	182	54
BJ’s Restaurants *	4,642	140
Bloomin’ Brands	20,150	343
Bob Evans Farms	3,187	219
Bojangles’ *	2,000	27
Boot Barn Holdings *(A)	3,000	24
Boyd Gaming	14,845	393
Bridgepoint Education *	2,679	24
Bright Horizons Family Solutions *	9,535	762
Brinker International (A)	9,982	312
Brunswick	16,283	855
Buckle (A)	4,851	69
Buffalo Wild Wings *	3,327	342
Build-A-Bear Workshop, Cl A *	2,700	25
Burlington Stores *	12,700	1,107
Cabela’s *	8,939	480
Cable One	900	683
Caesars Acquisition, Cl A *	9,000	168
Caesars Entertainment *(A)	11,583	134
CalAtlantic Group	12,775	444
Caleres	8,576	231
Callaway Golf	17,606	245
Camping World Holdings, Cl A	1,100	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capella Education	2,138	$144
Career Education *	16,454	158
Carriage Services, Cl A	2,006	49
Carrols Restaurant Group *	7,900	86
Carter’s (A)	8,870	769
Carvana, Cl A *(A)	5,000	89
Cato, Cl A	6,296	83
Cavco Industries *	1,831	246
Central European Media Enterprises, Cl A *	23,106	96
Century Casinos *	4,000	27
Century Communities *	4,200	95
Cheesecake Factory (A)	7,623	316
Chegg *(A)	15,300	217
Chico’s FAS	26,951	207
Children’s Place (A)	2,833	301
Choice Hotels International	5,677	352
Churchill Downs	2,734	534
Chuy’s Holdings *	2,335	44
Cinemark Holdings (A)	19,140	637
Citi Trends	3,097	56
Clear Channel Outdoor Holdings, Cl A	6,796	26
ClubCorp Holdings	14,200	241
Collectors Universe	1,500	36
Columbia Sportswear	5,144	295
Conn’s *(A)	3,909	68
Container Store Group *	1,600	7
Cooper Tire & Rubber (A)	9,532	320
Cooper-Standard Holdings *	3,300	332
Core-Mark Holdings	9,436	255
Cracker Barrel Old Country Store (A)	3,644	542
Crocs *	15,503	138
CSS Industries	2,292	61
Culp	2,861	83
Daily Journal *	100	21
Dana Holdings	25,598	616
Dave & Buster’s Entertainment *	8,400	491
Deckers Outdoor *(A)	6,404	409
Del Frisco’s Restaurant Group *	3,900	55
Del Taco Restaurants *	4,500	63
Delta Apparel *	1,400	27
Denny’s *	14,463	173
Dick’s Sporting Goods (A)	15,435	407
Dillard’s, Cl A (A)	2,562	156
DineEquity	3,272	130
Domino’s Pizza (A)	8,958	1,633
Dorman Products *	5,340	355
DSW, Cl A (A)	12,192	226
Duluth Holdings, Cl B *(A)	2,900	57
Dunkin’ Brands Group	16,730	863
Eastman Kodak *	2,100	16
El Pollo Loco Holdings *(A)	3,900	44
Eldorado Resorts *	9,300	214

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerald Expositions Events	4,900	$107
Entercom Communications, Cl A (A)	4,782	49
Entravision Communications, Cl A	14,200	79
Eros International *(A)	5,900	58
Ethan Allen Interiors	5,276	154
EW Scripps, Cl A *	8,496	152
Express *	14,962	95
Extended Stay America	31,200	611
Fiesta Restaurant Group *	6,805	118
Finish Line, Cl A	9,311	78
Five Below *(A)	10,905	519
Flexsteel Industries	1,700	77
Floor & Decor Holdings, Cl A *	5,100	183
Fossil Group *(A)	8,500	70
Fox Factory Holding *	6,500	260
Francesca’s Holdings *	8,224	60
Fred’s, Cl A (A)	6,579	39
FTD *	2,392	32
GameStop, Cl A (A)	20,300	376
Gannett	25,200	214
Genesco *	4,069	86
Gentex (A)	51,490	941
Gentherm *	7,748	241
G-III Apparel Group *	8,106	223
Global Eagle Entertainment *	10,300	32
GNC Holdings, Cl A	13,278	110
Golden Entertainment *	2,100	48
GoPro, Cl A *(A)	21,400	197
Graham Holdings, Cl B	800	470
Grand Canyon Education *	8,615	707
Gray Television *	12,300	176
Green Brick Partners *	6,200	59
Group 1 Automotive	3,535	212
Groupon, Cl A *(A)	72,741	323
Guess?	11,317	176
Habit Restaurants, Cl A *	1,600	21
Haverty Furniture	4,363	102
Helen of Troy *	4,748	429
Hibbett Sports *	4,012	49
Hilton Grand Vacations *	11,870	430
Hooker Furniture	2,700	109
Horizon Global *	6,670	115
Houghton Mifflin Harcourt *	18,000	184
Hovnanian Enterprises, Cl A *	17,215	31
HSN	6,411	235
Hyatt Hotels, Cl A *	8,627	513
Iconix Brand Group *	8,051	45
ILG	18,098	478
IMAX *	11,800	220
Installed Building Products *	4,800	277
International Game Technology	18,500	377
International Speedway, Cl A	5,498	196

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iRobot *(A)	4,702	$449
J Alexander’s Holdings *	2,756	27
J.C. Penney *(A)	61,395	238
Jack in the Box	5,421	508
John Wiley & Sons, Cl A	9,072	489
Johnson Outdoors, Cl A	700	45
K12 *	8,088	145
KB Home (A)	17,485	374
Kimball International, Cl B	7,025	119
Kirkland’s *	2,028	23
La Quinta Holdings *	16,500	261
Lands’ End *(A)	4,362	53
Las Vegas Sands	66,904	4,162
Laureate Education, Cl A *	8,400	123
La-Z-Boy, Cl Z	7,726	184
LCI Industries	4,949	489
Lear	12,571	1,880
LGI Homes *(A)	2,900	123
Libbey	2,785	23
Liberty Braves Group, Cl A *	1,803	44
Liberty Braves Group, Cl C *	6,565	161
Liberty Broadband, Cl A *	5,083	516
Liberty Broadband, Cl C *	19,868	2,017
Liberty Expedia Holdings, Cl A *	9,331	510
Liberty Interactive, Cl A *	78,044	1,726
Liberty Media Group, Cl A *	4,508	171
Liberty Media Group, Cl C *	22,642	890
Liberty SiriusXM Group, Cl A *	15,935	712
Liberty SiriusXM Group, Cl C *	33,770	1,506
Liberty Tripadvisor Holdings, Cl A *	13,392	179
Liberty Ventures, Ser A *	14,347	883
Lifetime Brands	3,300	57
Lions Gate Entertainment, Cl A (A)	9,155	272
Lions Gate Entertainment, Cl B *	17,275	485
Lithia Motors, Cl A (A)	4,689	506
Live Nation *	24,303	971
Loral Space & Communications *	2,700	123
Lululemon Athletica *	18,300	1,053
Lumber Liquidators Holdings *(A)	6,326	237
M/I Homes *	6,094	150
Madison Square Garden, Cl A *	3,379	718
Malibu Boats, Cl A *	4,600	124
Marcus	4,061	101
MarineMax *	3,996	65
Marriott Vacations Worldwide	4,474	521
MCBC Holdings *	5,700	98
MDC Holdings	8,073	252
MDC Partners, Cl A	8,576	87
Meredith (A)	7,444	405
Meritage Homes *	7,811	318
Michaels *	22,100	496
Modine Manufacturing *	9,874	159

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monarch Casino & Resort *	3,100	$110
Monro (A)	5,928	283
Motorcar Parts & Accessories *	3,700	97
Movado Group	2,720	75
MSG Networks *	11,940	256
Murphy USA *(A)	6,300	406
Nathan’s Famous *	900	53
National CineMedia	15,007	81
Nautilus *	6,200	101
New Media Investment	8,900	123
New York Times, Cl A	21,382	399
Nexstar Media Group, Cl A (A)	7,844	472
Noodles, Cl A *	700	3
Norwegian Cruise Line Holdings *	33,469	1,990
Nutrisystem (A)	6,359	345
NVR *	620	1,687
Office Depot	87,947	377
Ollie’s Bargain Outlet Holdings *(A)	9,600	402
Overstock.com *	5,000	110
Oxford Industries	2,854	165
Papa John’s International (A)	5,542	415
Party City Holdco *	3,900	54
Penn National Gaming *	16,554	367
Penske Auto Group (A)	7,288	309
Perry Ellis International *	2,439	53
PetMed Express (A)	3,796	138
PICO Holdings *	4,621	75
Pier 1 Imports	18,189	76
Pinnacle Entertainment *	10,760	210
Planet Fitness, Cl A (A)	17,100	434
Polaris Industries (A)	10,807	1,008
Pool	7,270	725
Potbelly *	5,900	71
Reading International, Cl A *	3,800	60
Red Robin Gourmet Burgers *	2,967	169
Red Rock Resorts, Cl A (A)	13,800	312
Regal Entertainment Group, Cl A (A)	23,005	340
Regis *	6,527	87
Rent-A-Center, Cl A	9,840	119
RH *(A)	6,911	323
Ruby Tuesday *	9,879	21
Ruth’s Hospitality Group	7,672	150
Saga Communications, Cl A	593	24
Sally Beauty Holdings *	23,591	439
Scholastic	5,667	223
Scientific Games, Cl A *(A)	8,962	315
Sears Holdings *	2,026	17
SeaWorld Entertainment (A)	15,400	200
Select Comfort *	9,009	266
Sequential Brands Group *	10,040	31
Service International	33,289	1,176
ServiceMaster Global Holdings *	24,500	1,154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shake Shack, Cl A *(A)	5,400	$167
Shoe Carnival	2,076	42
Shutterfly *	5,425	247
Sinclair Broadcast Group, Cl A (A)	13,011	394
Sirius XM Holdings (A)	273,079	1,570
Six Flags Entertainment (A)	12,858	702
Skechers U.S.A., Cl A *	23,446	620
Sonic (A)	9,133	214
Sonic Automotive, Cl A	5,064	92
Sotheby’s *(A)	7,761	348
Spartan Motors	6,500	60
Speedway Motorsports	1,635	34
Sportsman’s Warehouse Holdings *(A)	5,400	22
Standard Motor Products	3,966	175
Steven Madden *	12,001	509
Stoneridge *	5,930	98
Strayer Education	2,517	201
Sturm Ruger	3,542	162
Superior Industries International	5,323	78
Superior Uniform Group	2,000	44
Tailored Brands (A)	10,068	119
Taylor Morrison Home, Cl A *	10,100	204
TEGNA	38,000	480
Tempur Sealy International *	9,323	577
Tenneco	9,363	507
Tesla *(A)	24,458	8,705
Texas Roadhouse, Cl A	11,866	563
Thor Industries	8,990	977
Tile Shop Holdings	7,600	114
Tilly’s, Cl A	843	9
Time	17,600	231
Toll Brothers	27,839	1,085
TopBuild *	6,600	392
Tower International	4,800	108
TRI Pointe Homes *	28,173	359
Tribune Media, Cl A	12,800	513
tronc *	4,100	60
Tupperware Brands	9,024	522
Unifi *	2,480	77
Universal Electronics *	3,287	192
Urban Outfitters *(A)	14,100	288
Vail Resorts	7,612	1,735
Vera Bradley *	2,470	22
Vista Outdoor *(A)	12,288	252
Visteon *	5,965	689
Vitamin Shoppe *	5,384	29
Wayfair, Cl A *	7,400	525
Weight Watchers International *	5,774	270
Wendy’s (A)	31,775	474
West Marine	3,537	46
Weyco Group	263	7
William Lyon Homes, Cl A *(A)	5,900	142

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams-Sonoma (A)	15,937	$733
Wingstop (A)	5,900	191
Winmark	395	52
Winnebago Industries (A)	5,835	211
Wolverine World Wide	17,696	465
World Wrestling Entertainment, Cl A (A)	7,434	162
Yum China Holdings *	69,300	2,450
Zagg *	7,200	91
Zoe’s Kitchen *(A)	3,000	39
Zumiez *	3,903	49

		113,332

Consumer Staples — 3.0%
Alico	143	5
Amplify Snack Brands *(A)	4,900	35
Andersons	5,399	172
B&G Foods, Cl A (A)	11,811	360
Blue Buffalo Pet Products *(A)	19,000	489
Boston Beer, Cl A *(A)	1,783	266
Bunge	25,743	1,921
Calavo Growers	3,226	217
Cal-Maine Foods (A)	5,728	209
Casey’s General Stores (A)	7,059	744
Central Garden & Pet *	2,600	92
Central Garden and Pet, Cl A *	5,329	182
Chefs’ Warehouse *	3,921	68
Coca-Cola Bottling	889	190
Craft Brew Alliance *	1,600	28
Darling International *	28,057	488
Dean Foods	18,050	199
Edgewell Personal Care *	10,345	786
elf Beauty *(A)	3,300	68
Energizer Holdings (A)	10,745	474
Farmer Brothers *	900	29
Flowers Foods (A)	31,208	542
Fresh Del Monte Produce	6,581	309
Freshpet *(A)	3,400	54
Hain Celestial Group *	18,060	726
Herbalife *(A)	12,472	861
Hostess Brands, Cl A *	16,200	216
HRG Group *	21,378	338
Ingles Markets, Cl A	3,545	78
Ingredion	13,265	1,642
Inter Parfums	3,806	150
J&J Snack Foods	3,064	391
John B Sanfilippo & Son	1,519	94
Lamb Weston Holdings	26,900	1,223
Lancaster Colony	3,829	446
Landec *	4,693	61
Limoneira	1,295	29
Medifast	1,564	89
MGP Ingredients (A)	2,300	129

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Beverage (A)	2,352	$273
Natural Grocers by Vitamin Cottage *	1,085	6
Natural Health Trends (A)	2,100	42
Nature’s Sunshine Products	437	5
Nu Skin Enterprises, Cl A	9,005	548
Oil-Dri Corp of America	1,010	41
Omega Protein	3,866	61
Orchids Paper Products	800	8
Performance Food Group *	14,400	400
Pilgrim’s Pride *	8,407	248
Pinnacle Foods	21,800	1,293
Post Holdings *	12,669	1,079
PriceSmart	3,923	319
Primo Water *	4,100	45
Revlon, Cl A *(A)	2,920	49
Rite Aid *(A)	214,127	518
Sanderson Farms (A)	4,041	596
Seaboard	57	245
Seneca Foods, Cl A *	2,462	73
Smart & Final Stores *	3,500	25
Snyder’s-Lance (A)	15,053	535
SpartanNash	7,336	181
Spectrum Brands Holdings (A)	4,339	477
Sprouts Farmers Market *	24,600	491
SUPERVALU *	7,459	149
Tootsie Roll Industries (A)	3,211	120
TreeHouse Foods *(A)	10,009	670
United Natural Foods *(A)	10,298	358
Universal	5,245	300
US Foods Holding *	24,600	675
USANA Health Sciences *	2,832	168
Vector Group (A)	18,394	397
Village Super Market, Cl A	1,962	45
WD-40 (A)	2,786	304
Weis Markets	1,704	75

		25,219

Energy — 3.7%
Abraxas Petroleum *	16,494	28
Adams Resources & Energy	300	10
Antero Resources *(A)	42,000	827
Arch Coal (A)	4,400	351
Archrock	14,083	144
Ardmore Shipping	2,100	17
Atwood Oceanics *(A)	16,640	109
Basic Energy Services *	1,800	26
Bill Barrett *	19,564	59
Bonanza Creek Energy *	4,100	107
Bristow Group (A)	5,303	44
C&J Energy Services *	9,400	237
California Resources *(A)	5,600	44
Callon Petroleum *(A)	37,885	392

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CARBO Ceramics *	2,350	$15
Carrizo Oil & Gas *(A)	13,509	182
Centennial Resource Development, Cl A *(A)	22,600	391
Cheniere Energy *	38,065	1,629
Clean Energy Fuels *	20,388	49
Cloud Peak Energy *	15,200	48
CONSOL Energy *	40,600	591
Contango Oil & Gas *	2,535	12
Continental Resources *(A)	15,896	539
CVR Energy (A)	1,897	41
Delek US Holdings	13,946	345
Denbury Resources *(A)	73,000	77
DHT Holdings	14,000	53
Diamond Offshore Drilling *(A)	12,200	139
Diamondback Energy *	18,275	1,659
Dorian LPG *	6,000	41
Dril-Quip *(A)	7,687	289
Eclipse Resources *	3,800	9
Energen *	18,289	938
Energy XXI Gulf Coast *	6,000	63
Ensco, Cl A (A)	56,800	241
EP Energy, Cl A *	3,800	11
Era Group *	2,093	18
Evolution Petroleum	4,027	28
Exterran *	7,541	209
Extraction Oil & Gas *(A)	24,500	322
Fairmount Santrol Holdings *(A)	21,300	65
Forum Energy Technologies *(A)	12,705	147
Frank’s International (A)	5,300	33
Frontline (A)	20,320	99
GasLog (A)	8,650	145
Gener8 Maritime *	7,800	35
Geospace Technologies *	1,598	24
Golar LNG (A)	17,302	375
Green Plains Renewable Energy	7,690	143
Gulfport Energy *	32,381	406
Halcon Resources *(A)	12,200	76
Helix Energy Solutions Group *	29,969	188
HollyFrontier (A)	34,154	1,069
Independence Contract Drilling *	10,200	33
International Seaways *	5,366	99
Jagged Peak Energy *(A)	7,800	100
Jones Energy, Cl A *(A)	17,290	17
Keane Group *	7,500	97
Kosmos Energy *	33,075	233
Laredo Petroleum *	29,589	368
Mammoth Energy Services *(A)	2,721	37
Matador Resources *(A)	16,800	396
Matrix Service *	4,781	57
McDermott International *	48,370	297
Murphy Oil (A)	30,800	698
Nabors Industries	46,400	304

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Natural Gas Services Group *	3,844	$91
Navios Maritime Acquisition	9,600	12
NCS Multistage Holdings *	4,000	79
Newpark Resources *	18,020	145
Noble (A)	51,900	169
Nordic American Offshore	696	1
Nordic American Tankers (A)	16,977	80
Oasis Petroleum *	41,897	306
Oceaneering International (A)	16,746	378
Oil States International *	11,299	246
Overseas Shipholding Group, Cl A *	8,900	20
Pacific Ethanol *	2,400	12
Panhandle Oil and Gas, Cl A	3,182	67
Par Petroleum *(A)	6,786	121
Parker Drilling *	16,551	18
Parsley Energy, Cl A *	43,600	1,092
Patterson-UTI Energy (A)	38,422	614
PBF Energy, Cl A (A)	22,177	525
PDC Energy *	12,193	480
Peabody Energy *	12,900	374
Penn Virginia *(A)	2,900	112
PHI *	1,443	16
Pioneer Energy Services *	9,836	17
ProPetro Holding *	8,000	92
QEP Resources *	41,300	312
Renewable Energy Group *	6,900	83
Resolute Energy *(A)	4,400	130
REX American Resources *	1,300	113
Rice Energy *	32,500	889
RigNet *	1,441	23
Ring Energy *	10,100	120
Rowan, Cl A *(A)	18,100	176
RPC (A)	10,999	213
RSP Permian *	24,200	759
Sanchez Energy *(A)	12,530	55
SandRidge Energy *	7,100	122
Scorpio Tankers	31,743	129
SEACOR Holdings *	3,374	129
SEACOR Marine Holdings *	3,391	43
SemGroup, Cl A (A)	13,044	335
Ship Finance International (A)	11,476	150
SM Energy	19,113	255
Smart Sand *	4,700	28
Southwestern Energy *	87,000	474
SRC Energy *(A)	38,062	300
Stone Energy *	5,200	126
Superior Energy Services *	26,860	221
Targa Resources	36,859	1,643
Teekay (A)	7,454	69
Teekay Tankers, Cl A (A)	18,023	25
Tellurian *	11,200	103
Tesco *	11,269	50

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TETRA Technologies *	16,405	$34
Transocean *(A)	74,000	604
Ultra Petroleum *(A)	39,500	308
Unit *	9,995	159
US Silica Holdings (A)	15,626	425
W&T Offshore *	3,238	6
Weatherford International *(A)	155,500	596
Westmoreland Coal *	2,400	6
Whiting Petroleum *(A)	73,360	328
WildHorse Resource Development *(A)	5,500	60
World Fuel Services	13,841	478
WPX Energy *	72,800	727

		31,748

Financials — 16.0%
1st Source	3,958	185
Access National	4,181	107
ACNB	900	24
AGNC Investment ‡	66,221	1,426
AgroFresh Solutions *(A)	4,600	33
Alleghany *	2,767	1,557
Allegiance Bancshares *	2,100	72
Ally Financial	87,200	1,971
Altisource Residential, Cl B ‡	11,300	137
Ambac Financial Group *	8,400	153
American Equity Investment Life Holding	17,578	488
American Financial Group	12,953	1,319
American National Bankshares	1,206	44
American National Insurance	1,331	154
Ameris Bancorp	7,652	337
AMERISAFE	3,933	212
Ames National	1,097	30
AmTrust Financial Services (A)	17,918	222
Annaly Capital Management ‡	205,015	2,563
Anworth Mortgage Asset ‡	20,368	123
Apollo Commercial Real Estate Finance ‡(A)	16,619	301
Arch Capital Group *	21,536	2,096
Ares Commercial Real Estate ‡	4,800	63
Argo Group International Holdings	6,127	369
Arlington Asset Investment, Cl A (A)	3,412	44
ARMOUR Residential ‡	7,624	201
Arrow Financial	2,123	69
Artisan Partners Asset Management, Cl A	8,800	270
Aspen Insurance Holdings	10,495	474
Associated Banc	27,186	595
Associated Capital Group	822	28
Assured Guaranty	21,887	931
Astoria Financial	16,665	326
Athene Holding, Cl A *	7,400	396
Atlantic Capital Bancshares *	4,300	77
Atlas Financial Holdings *	2,600	44
Axis Capital Holdings	15,168	914

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B. Riley Financial	2,800	$46
Baldwin & Lyons, Cl B	1,481	32
Banc of California (A)	8,800	163
BancFirst	3,650	184
Banco Latinoamericano de Comercio Exterior, Cl E	5,312	143
Bancorp *	10,004	79
Bancorpsouth	14,882	432
Bank Mutual	9,599	88
Bank of Hawaii (A)	7,524	588
Bank of Marin Bancorp	907	59
Bank of NT Butterfield & Son	10,900	358
Bank of the Ozarks	20,870	897
BankFinancial	4,897	79
BankUnited	19,596	652
Bankwell Financial Group	300	10
Banner	6,251	345
Bar Harbor Bankshares	2,850	75
Bear State Financial	3,600	37
Beneficial Bancorp	13,988	209
Berkshire Hills Bancorp	7,750	262
BGC Partners, Cl A	40,136	521
Blue Hills Bancorp	4,700	88
BofI Holding *(A)	11,936	316
BOK Financial (A)	5,093	410
Boston Private Financial Holdings	17,215	253
Bridge Bancorp	3,412	105
Brookline Bancorp	14,374	206
Brown & Brown	21,376	961
Bryn Mawr Bank	2,122	87
BSB Bancorp *	1,200	34
C&F Financial	300	14
Camden National	3,058	119
Capital Bank Financial, Cl A	5,318	200
Capital City Bank Group	3,800	79
Capitol Federal Financial	26,187	359
Capstead Mortgage ‡	18,718	181
Carolina Financial	2,000	68
Cathay General Bancorp	13,115	463
CenterState Banks	9,585	235
Central Pacific Financial	6,910	200
Central Valley Community Bancorp	1,500	30
Century Bancorp, Cl A	300	20
Charter Financial	2,200	36
Chemical Financial	14,049	638
Chimera Investment ‡	33,365	636
CIT Group (A)	37,761	1,694
Citizens, Cl A *(A)	7,833	59
Citizens & Northern	1,840	41
City Holding	3,385	214
Clifton Bancorp	3,100	49
CNA Financial	4,275	210

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNB Financial	2,048	$49
CNO Financial Group	31,325	700
CoBiz Financial	8,171	139
Codorus Valley Bancorp	1,680	42
Cohen & Steers	3,936	149
Columbia Banking System	11,809	439
Commerce Bancshares (A)	16,243	893
Community Bank System (A)	9,851	507
Community Trust Bancorp	3,393	144
ConnectOne Bancorp	6,383	146
Cowen, Cl A *(A)	3,630	59
Crawford, Cl B	3,520	35
Credit Acceptance *(A)	2,112	575
CU Bancorp *	3,900	139
Cullen/Frost Bankers (A)	10,205	859
Customers Bancorp *	6,670	188
CVB Financial	18,679	387
CYS Investments ‡	29,962	263
Diamond Hill Investment Group	554	109
Dime Community Bancshares	5,583	106
Donnelley Financial Solutions *	4,957	106
Dynex Capital ‡	6,593	47
Eagle Bancorp *	6,506	405
East West Bancorp	26,666	1,477
Eaton Vance	20,925	996
eHealth *	3,174	77
EMC Insurance Group	1,050	29
Employers Holdings	4,974	210
Encore Capital Group *	5,075	205
Enova International *	5,566	66
Enstar Group *	2,251	467
Enterprise Bancorp	1,148	37
Enterprise Financial Services	4,749	181
Equity Bancshares, Cl A *	1,600	55
Erie Indemnity, Cl A	4,487	542
Essent Group *	13,500	528
Evercore, Cl A	7,076	534
Ezcorp, Cl A *	7,457	67
FactSet Research Systems (A)	7,086	1,114
Farmers & Merchants Bancorp	900	60
Farmers Capital Bank	1,300	49
Farmers National Banc	4,900	67
FB Financial *	100	3
FBL Financial Group, Cl A	1,682	114
FCB Financial Holdings, Cl A *	6,800	296
Federal Agricultural Mortgage, Cl C	1,988	135
Federated Investors, Cl B (A)	17,270	472
Federated National Holding	1,300	20
Fidelity & Guaranty Life (A)	2,700	84
Fidelity Southern	3,513	77
Financial Engines (A)	11,664	386
Financial Institutions	3,243	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First American Financial	19,572	$960
First Bancorp	7,397	212
First BanCorp *	30,316	172
First Busey	7,792	225
First Business Financial Services	1,000	21
First Citizens BancShares, Cl A	1,491	508
First Commonwealth Financial	20,601	260
First Community Bancshares	4,442	114
First Connecticut Bancorp	3,625	90
First Defiance Financial	2,292	112
First Financial	1,612	70
First Financial Bancorp	10,949	262
First Financial Bankshares (A)	11,056	443
First Foundation *	5,100	86
First Hawaiian	10,800	293
First Horizon National	41,600	716
First Internet Bancorp	1,100	35
First Interstate Bancsystem, Cl A	5,291	186
First Merchants	8,633	339
First Mid-Illinois Bancshares	2,100	73
First Midwest Bancorp	18,742	395
First Northwest Bancorp *	3,500	56
First of Long Island	4,995	134
First Republic Bank	29,643	2,877
FirstCash	9,520	559
Flagstar Bancorp *	4,600	151
Flushing Financial	6,070	166
FNB (Pennsylvania)	58,189	738
FNF Group	49,558	2,391
FNFV Group *	9,162	154
Franklin Financial Network *	2,800	92
Fulton Financial	30,212	527
Gain Capital Holdings	5,300	33
GAMCO Investors, Cl A	822	24
Genworth Financial, Cl A *	101,800	349
German American Bancorp	5,166	168
Glacier Bancorp	13,380	444
Global Indemnity *	1,002	41
Great Ajax ‡	2,900	41
Great Southern Bancorp	2,499	124
Great Western Bancorp	12,000	431
Green Bancorp *	4,100	82
Green Dot, Cl A *	8,955	431
Greenhill	5,871	88
Greenlight Capital Re, Cl A *	6,409	143
Guaranty Bancorp	4,005	103
Hallmark Financial Services *	2,900	30
Hamilton Lane, Cl A	4,500	105
Hancock Holding	15,114	664
Hanmi Financial	5,678	152
Hannon Armstrong Sustainable Infrastructure
Capital ‡	11,000	255

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanover Insurance Group	7,617	$748
HarborOne Bancorp *	4,300	74
HCI Group	1,115	43
Health Insurance Innovations, Cl A *	2,300	77
Heartland Financial USA	4,975	226
Heritage Commerce	7,300	98
Heritage Financial	4,871	127
Heritage Insurance Holdings	3,800	43
Hilltop Holdings	13,438	318
Hingham Institution for Savings	300	55
Home Bancorp	1,200	48
Home BancShares	23,592	550
HomeStreet *	4,372	110
HomeTrust Bancshares *	4,102	95
Hope Bancorp	21,695	350
Horace Mann Educators	7,214	254
Horizon Bancorp	3,750	98
Houlihan Lokey, Cl A	5,200	187
IBERIABANK	9,084	696
Impac Mortgage Holdings *	4,500	60
Independent Bank	10,102	436
Independent Bank Group	3,100	173
Infinity Property & Casualty	2,414	214
Interactive Brokers Group, Cl A (A)	11,327	475
International Bancshares	11,250	404
International FCStone *	3,268	116
Invesco Mortgage Capital ‡	22,471	382
Investment Technology Group	6,017	121
Investors Bancorp	47,343	620
Investors Title	400	70
James River Group Holdings	2,700	108
Kearny Financial	14,837	210
Kemper	7,836	375
Kinsale Capital Group	2,100	79
Ladder Capital, Cl A	13,688	188
Ladenburg Thalmann Financial Services	12,600	32
Lakeland Bancorp	8,293	153
Lakeland Financial	4,957	215
Lazard, Cl A	21,931	941
LCNB	2,500	46
LegacyTexas Financial Group	8,610	310
Legg Mason	15,100	577
LendingClub *	56,500	350
LendingTree *	1,000	231
Live Oak Bancshares	3,000	67
LPL Financial Holdings	16,262	762
Macatawa Bank	5,200	50
Maiden Holdings	15,823	115
MainSource Financial Group	4,890	160
Markel *	2,513	2,644
MarketAxess Holdings	6,752	1,303
Marlin Business Services	1,822	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MB Financial	14,826	$590
MBIA *	21,782	219
MBT Financial	1,400	14
Mercantile Bank	3,557	108
Mercury General (A)	5,578	321
Meridian Bancorp	11,227	198
Meta Financial Group	2,100	148
MFA Financial ‡	68,797	604
MGIC Investment *	65,218	747
Midland States Bancorp	4,200	128
MidWestOne Financial Group	2,369	78
Moelis, Cl A	5,100	201
Morningstar	3,020	250
Mortgage Investment Trust ‡	2,988	58
MSCI, Cl A	16,569	1,899
MTGE Investment ‡	9,665	186
MutualFirst Financial	700	25
National Bank Holdings, Cl A	4,600	148
National Bankshares	1,036	41
National Commerce *	1,700	68
National General Holdings	10,300	177
National Western Life Group, Cl A	510	171
Nationstar Mortgage Holdings *(A)	6,046	104
Navigators Group	4,166	232
NBT Bancorp	9,108	299
Nelnet, Cl A	4,531	215
New Residential Investments ‡	56,750	935
New York Community Bancorp (A)	87,439	1,054
New York Mortgage Trust ‡(A)	20,438	128
NewStar Financial	3,393	36
Nicolet Bankshares *	2,000	109
NMI Holdings, Cl A *	13,600	148
Northfield Bancorp	10,705	172
Northrim BanCorp	1,300	39
Northwest Bancshares	18,499	285
OceanFirst Financial	5,588	139
Ocwen Financial *	20,161	59
OFG Bancorp	11,825	103
Old Line Bancshares	3,200	88
Old National Bancorp	26,794	438
Old Republic International	44,244	845
Old Second Bancorp	9,000	103
OM Asset Management	9,900	140
On Deck Capital *(A)	11,400	55
OneBeacon Insurance Group, Cl A	4,135	75
OneMain Holdings, Cl A *	10,500	287
Oppenheimer Holdings, Cl A	2,164	35
Opus Bank	3,100	69
Orchid Island Capital, Cl A ‡(A)	6,800	66
Oritani Financial	7,124	114
Orrstown Financial Services	100	2
Owens Realty Mortgage ‡	2,000	35

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacific Continental	5,765	$137
Pacific Premier Bancorp *	8,176	289
PacWest Bancorp	22,042	995
Park National	2,805	271
Park Sterling	13,570	154
PCSB Financial *	5,900	100
Peapack Gladstone Financial	2,654	81
Penns Woods Bancorp	652	28
PennyMac Financial Services, Cl A *	1,100	19
PennyMac Mortgage Investment Trust ‡	14,063	243
Peoples Bancorp	3,010	94
Peoples Financial Services	900	37
People’s Utah Bancorp	2,500	68
PHH *	9,932	141
Pinnacle Financial Partners	12,927	804
Piper Jaffray	3,377	187
PJT Partners	3,200	124
Popular	18,156	725
PRA Group *(A)	9,058	262
Preferred Bank	3,037	163
Premier Financial Bancorp	500	9
Primerica	8,329	638
ProAssurance	9,325	497
Prosperity Bancshares	11,969	715
Provident Financial Services	11,979	298
QCR Holdings	2,200	96
Radian Group	38,448	673
Redwood Trust ‡	16,405	274
Regional Management *	2,800	61
Reinsurance Group of America, Cl A	11,916	1,602
RenaissanceRe Holdings	7,606	1,058
Renasant	7,260	289
Republic Bancorp, Cl A	1,298	46
Republic First Bancorp *(A)	9,800	83
Resource Capital ‡	7,276	75
RLI (A)	6,482	347
S&T Bancorp	7,532	271
Safeguard Scientifics *	3,396	41
Safety Insurance Group	2,931	209
Sandy Spring Bancorp	4,647	179
Santander Consumer USA Holdings *	28,300	404
Seacoast Banking Corporation of Florida *	7,698	176
SEI ††	25,319	1,480
Selective Insurance Group	11,484	579
ServisFirst Bancshares (A)	9,400	321
Shore Bancshares	3,000	49
SI Financial Group	711	10
Sierra Bancorp	2,978	75
Signature Bank NY *	9,970	1,280
Simmons First National, Cl A (A)	6,218	325
SLM *	78,400	797
South State	5,686	468

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern First Bancshares *	400	$14
Southern Missouri Bancorp	600	19
Southern National Bancorp of Virginia	6,000	101
Southside Bancshares	6,162	201
Southwest Bancorp	3,479	88
Starwood Property Trust ‡	46,680	1,037
State Auto Financial	4,690	116
State Bank Financial	6,384	172
State National	5,800	120
Sterling Bancorp (A)	22,634	508
Stewart Information Services	4,241	153
Stifel Financial	11,682	558
Stock Yards Bancorp	4,702	164
Stonegate Bank	2,800	135
Summit Financial Group	1,700	37
Sun Bancorp	2,132	50
Sutherland Asset Management ‡	6,100	93
SVB Financial Group *	9,782	1,656
Synovus Financial	22,092	931
TCF Financial	32,339	502
TD Ameritrade Holding	48,073	2,083
Territorial Bancorp	773	23
Texas Capital Bancshares *	8,923	663
TFS Financial	12,343	190
Third Point Reinsurance *	11,800	166
Tiptree Financial	9,700	62
Tompkins Financial	2,905	221
Towne Bank	11,580	356
TriCo Bancshares	4,809	171
TriState Capital Holdings *	2,500	52
Triumph Bancorp *	4,500	127
Trupanion *(A)	3,600	79
TrustCo Bank NY	22,326	176
Trustmark (A)	11,439	339
Two Harbors Investment ‡	61,640	631
UMB Financial	8,045	540
Umpqua Holdings	39,631	694
Union Bankshares	9,142	291
United Bankshares (A)	17,337	582
United Community Banks	14,774	386
United Community Financial	6,700	61
United Financial Bancorp	11,373	197
United Fire Group	4,071	171
United Insurance Holdings	1,900	30
Universal Insurance Holdings (A)	5,300	114
Univest Corp of Pennsylvania	4,715	137
Validus Holdings	14,226	713
Valley National Bancorp (A)	46,970	526
Veritex Holdings *	3,800	100
Virtu Financial, Cl A (A)	6,100	110
Virtus Investment Partners	1,300	138
Voya Financial	35,200	1,346

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waddell & Reed Financial, Cl A (A)	16,402	$305
Walker & Dunlop *	6,023	290
Washington Federal	15,336	479
Washington Trust Bancorp	2,070	106
WashingtonFirst Bankshares	1,680	57
Waterstone Financial	4,000	71
Webster Financial	16,651	777
WesBanco	8,388	319
West Bancorporation	3,785	83
Westamerica Bancorporation (A)	4,755	245
Western Alliance Bancorp *	18,061	871
Western Asset Mortgage Capital ‡	6,644	70
Western New England Bancorp	5,000	50
Westwood Holdings Group	1,828	112
White Mountains Insurance Group	855	745
Wintrust Financial	10,749	783
WisdomTree Investments (A)	24,675	226
WMIH *	36,200	45
World Acceptance *	976	73
WR Berkley	17,524	1,168
WSFS Financial	5,829	261
Xenith Bankshares *	730	21

		136,320

Health Care — 11.1%
AAC Holdings *	1,600	15
Abaxis	4,493	208
Abeona Therapeutics *	7,500	99
ABIOMED *	7,412	1,118
Acadia Healthcare *(A)	13,887	652
ACADIA Pharmaceuticals *(A)	16,900	602
Accelerate Diagnostics *(A)	4,900	113
Acceleron Pharma *	4,900	190
Accuray *	14,863	62
Aceto	4,717	50
Achaogen *(A)	5,900	111
Achillion Pharmaceuticals *	23,198	119
Aclaris Therapeutics *	4,000	104
Acorda Therapeutics *	9,642	201
Adamas Pharmaceuticals *(A)	3,000	63
Addus HomeCare *	2,200	75
Aduro Biotech *	7,800	95
Advaxis *(A)	4,700	32
Aerie Pharmaceuticals *(A)	5,700	327
Agenus *(A)	16,000	59
Agios Pharmaceuticals *(A)	8,000	506
Aimmune Therapeutics *(A)	6,400	138
Akebia Therapeutics *	4,400	74
Akorn *	16,827	554
Albany Molecular Research *	5,500	120
Alder Biopharmaceuticals *	8,400	82
Alere *	15,921	787

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alkermes *(A)	28,753	$1,460
Allscripts Healthcare Solutions *	31,053	408
Almost Family *	3,109	151
Alnylam Pharmaceuticals *(A)	14,189	1,216
AMAG Pharmaceuticals *(A)	6,003	100
Amedisys *(A)	5,671	296
American Renal Associates Holdings *(A)	1,700	24
Amicus Therapeutics *(A)	29,200	407
AMN Healthcare Services *(A)	7,809	292
Amphastar Pharmaceuticals *	7,300	117
Analogic	2,420	173
Anavex Life Sciences *(A)	11,600	51
AngioDynamics *	7,370	126
ANI Pharmaceuticals *	2,100	101
Anika Therapeutics *	3,070	165
Antares Pharma *	41,200	124
Aratana Therapeutics *(A)	6,400	37
Ardelyx *	4,600	24
Arena Pharmaceuticals *	4,265	99
Array BioPharma *(A)	34,960	338
Assembly Biosciences *	2,900	79
Atara Biotherapeutics *(A)	3,400	54
athenahealth *(A)	7,092	999
Athersys *	15,300	27
AtriCure *	6,020	135
Atrion	330	205
Audentes Therapeutics *	3,100	65
Avexis *(A)	4,200	392
AxoGen *	6,100	107
Axovant Sciences *	6,300	126
Bellicum Pharmaceuticals *(A)	6,500	70
BioCryst Pharmaceuticals *	13,600	69
Biohaven Pharmaceutical Holding *	800	29
BioMarin Pharmaceutical *	32,146	2,899
Bio-Rad Laboratories, Cl A *	3,753	817
BioScrip *	21,711	66
BioSpecifics Technologies *	1,400	66
Bio-Techne	7,225	894
BioTelemetry *	5,500	204
BioTime *(A)	19,600	57
Bioverativ *	19,600	1,111
Bluebird Bio *(A)	8,500	1,061
Blueprint Medicines *	6,600	358
Brookdale Senior Living, Cl A *	37,509	455
Bruker	18,032	525
Calithera Biosciences *	6,200	102
Cambrex *	6,360	331
Cantel Medical	6,577	534
Capital Senior Living *	5,312	66
Cara Therapeutics *(A)	4,500	64
Cardiovascular Systems *	6,125	180
Castlight Health, Cl B *	2,800	11

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Catalent *	23,100	$954
Celldex Therapeutics *	15,756	39
Cempra *	8,500	26
Cerus *	15,197	36
Charles River Laboratories International *	8,406	915
Chemed	3,145	620
ChemoCentryx *	2,000	14
Chimerix *	7,900	38
Civitas Solutions *	3,000	57
Clearside Biomedical *	3,600	25
Clovis Oncology *	7,866	598
Codexis *	15,000	83
Coherus Biosciences *	8,700	126
Collegium Pharmaceutical *(A)	2,700	27
Community Health Systems *(A)	21,729	166
Computer Programs & Systems	1,702	51
Concert Pharmaceuticals *	3,900	59
ConforMIS *	9,200	34
CONMED	5,608	278
Corbus Pharmaceuticals Holdings *(A)	9,100	71
Corcept Therapeutics *	17,500	292
CorVel *	1,434	74
Cotiviti Holdings *	7,900	282
Cross Country Healthcare *	9,179	114
CryoLife *	5,045	105
Curis *	28,500	58
Cutera *	1,300	48
Cytokinetics *	8,500	126
CytomX Therapeutics *	4,000	69
Depomed *	11,355	69
Dermira *	7,200	170
DexCom *(A)	15,724	1,173
Diplomat Pharmacy *	6,300	106
Durect *	31,600	50
Dynavax Technologies *(A)	11,689	210
Eagle Pharmaceuticals *	1,300	71
Edge Therapeutics *(A)	4,300	45
Editas Medicine *	4,300	91
Emergent Biosolutions *	6,884	257
Enanta Pharmaceuticals *	3,300	141
Endo International *	38,600	339
Endologix *(A)	15,995	68
Ensign Group	10,436	214
Entellus Medical *(A)	2,300	41
Enzo Biochem *	10,000	112
Epizyme *	9,700	168
Esperion Therapeutics *	2,500	124
Evolent Health, Cl A *	7,800	130
Exact Sciences *(A)	19,354	811
Exactech *	1,239	38
Exelixis *	55,500	1,623
FibroGen *	12,000	578

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Prime Therapeutics *	5,300	$180
Flexion Therapeutics *(A)	3,400	87
Fluidigm *	4,553	21
Foundation Medicine *(A)	2,952	119
Genesis Healthcare, Cl A *	2,900	3
GenMark Diagnostics *	4,900	48
Genomic Health *	4,697	149
Geron *(A)	23,970	52
Glaukos *(A)	6,500	245
Global Blood Therapeutics *	7,501	228
Globus Medical, Cl A *	14,300	432
Haemonetics *	9,347	402
Halozyme Therapeutics *(A)	21,658	282
Halyard Health *(A)	9,200	417
HealthEquity *	8,900	381
HealthSouth	16,041	734
HealthStream *	5,964	140
Heron Therapeutics *(A)	8,300	137
Heska *	1,500	153
Hill-Rom Holdings	12,001	924
HMS Holdings *	17,331	307
Horizon Pharma *	33,300	456
ICU Medical *	2,727	475
Idera Pharmaceuticals *(A)	32,300	64
Ignyta *	5,200	60
Immune Design *	3,200	35
ImmunoGen *(A)	15,452	129
Immunomedics *(A)	22,457	284
Impax Laboratories *	13,488	292
INC Research Holdings, Cl A *	9,400	552
Innoviva *	14,009	197
Inogen *	3,200	307
Inovalon Holdings, Cl A *(A)	10,600	144
Inovio Pharmaceuticals *(A)	16,000	95
Insmed *	14,400	179
Insulet *	10,121	588
Insys Therapeutics *(A)	3,800	35
Integer Holdings *	6,230	286
Integra LifeSciences Holdings *	10,904	556
Intellia Therapeutics *	4,600	97
Intercept Pharmaceuticals *(A)	3,276	382
Intersect ENT *	4,900	151
Intra-Cellular Therapies, Cl A *	7,100	131
Intrexon *(A)	11,400	225
Invacare	6,889	93
Invitae *(A)	4,500	44
Ionis Pharmaceuticals *(A)	23,294	1,249
Iovance Biotherapeutics *	16,700	96
iRhythm Technologies *	2,600	124
Ironwood Pharmaceuticals, Cl A *(A)	23,154	369
Jounce Therapeutics *	1,600	27
Juno Therapeutics *(A)	12,900	532

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
K2M Group Holdings *	7,500	$175
Karyopharm Therapeutics *	5,000	51
Keryx Biopharmaceuticals *(A)	17,594	127
Kindred Healthcare	14,973	121
Kite Pharma *	9,000	1,602
La Jolla Pharmaceutical *(A)	3,000	102
Landauer	2,073	129
Lannett *(A)	5,200	91
Lantheus Holdings *	7,300	128
LeMaitre Vascular	1,600	58
Lexicon Pharmaceuticals *	9,305	141
LHC Group *	2,684	175
LifePoint Hospitals *	7,596	440
Ligand Pharmaceuticals *(A)	4,028	519
LivaNova *(A)	8,300	519
Loxo Oncology *(A)	4,200	350
Luminex	8,555	165
MacroGenics *	5,400	102
Magellan Health Services *	4,540	367
Mallinckrodt *	18,700	768
Masimo *	7,893	666
Medicines *(A)	11,657	428
MediciNova *(A)	5,900	32
Medidata Solutions *	10,594	794
MEDNAX *	16,656	747
Medpace Holdings *	2,400	78
Meridian Bioscience	7,741	108
Merit Medical Systems *	9,975	412
Merrimack Pharmaceuticals	23,500	32
MiMedx Group *(A)	21,000	342
Minerva Neurosciences *	3,700	22
Molina Healthcare *(A)	7,536	482
Momenta Pharmaceuticals *	15,554	262
MyoKardia *	2,200	95
Myriad Genetics *(A)	13,026	397
NanoString Technologies *	3,500	54
NantKwest *(A)	4,700	29
Natera *(A)	7,200	89
National Healthcare	2,094	131
National Research, Cl A	1,112	36
Natus Medical *	6,558	220
Nektar Therapeutics, Cl A *	29,495	620
Neogen *	7,380	508
NeoGenomics *	13,300	134
Neurocrine Biosciences *(A)	15,700	889
Nevro *(A)	4,800	414
NewLink Genetics *	3,916	32
Novavax *(A)	49,853	52
Novocure *(A)	9,000	184
NuVasive *	9,078	567
NxStage Medical *	13,347	374
Ocular Therapeutix *	1,700	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omeros *(A)	5,900	$121
Omnicell *	6,812	349
OPKO Health *(A)	68,184	436
OraSure Technologies *	8,339	170
Organovo Holdings *(A)	16,500	34
Orthofix International *	3,940	194
Otonomy *	4,600	17
Owens & Minor (A)	12,639	353
Oxford Immunotec Global *	5,400	85
Pacific Biosciences of California *(A)	15,900	79
Pacira Pharmaceuticals *	8,145	310
Paratek Pharmaceuticals *(A)	3,300	93
PAREXEL International *	9,246	813
Patheon *	7,100	248
PDL BioPharma *	31,600	99
Penumbra *	5,800	499
PharMerica *	6,850	201
Phibro Animal Health, Cl A	3,700	131
Portola Pharmaceuticals, Cl A *	8,500	539
PRA Health Sciences *	9,600	743
Premier, Cl A *	9,600	322
Prestige Brands Holdings *	9,279	471
Progenics Pharmaceuticals *(A)	11,596	78
Protagonist Therapeutics *	2,600	42
Prothena *(A)	7,600	467
Providence Service *	2,458	127
PTC Therapeutics *(A)	5,200	108
Pulse Biosciences *(A)	1,900	38
Puma Biotechnology *(A)	5,200	481
QIAGEN	43,383	1,396
Quality Systems *	11,815	186
Quidel *	5,012	175
R1 RCM *	30,600	101
Ra Pharmaceuticals *	3,600	54
Radius Health *(A)	6,600	248
RadNet *	3,900	40
Reata Pharmaceuticals, Cl A *	1,600	48
REGENXBIO *	4,100	93
Repligen *	6,722	294
Retrophin *	7,400	181
Revance Therapeutics *	4,600	113
Rigel Pharmaceuticals *	17,759	45
Rockwell Medical *(A)	10,000	63
RTI Surgical *	6,918	31
Sage Therapeutics *(A)	6,300	518
Sangamo BioSciences *	11,070	148
Sarepta Therapeutics *(A)	10,900	439
SciClone Pharmaceuticals *	11,601	128
Seattle Genetics *	17,400	914
Select Medical Holdings *	18,965	353
Seres Therapeutics *	3,300	46
Spark Therapeutics *(A)	5,500	453

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Pharmaceuticals *	16,579	$162
STAAR Surgical *	5,378	64
Stemline Therapeutics *	7,300	66
STERIS	15,800	1,377
Sucampo Pharmaceuticals, Cl A *(A)	5,500	65
Supernus Pharmaceuticals *	8,500	389
Surgery Partners *	3,500	34
Surmodics *	2,444	64
Synergy Pharmaceuticals *(A)	41,915	125
Syros Pharmaceuticals *	500	10
Tactile Systems Technology *	1,900	62
Teladoc *(A)	10,900	366
Teleflex	8,402	1,779
Teligent *(A)	6,200	43
Tenet Healthcare *(A)	16,500	283
TESARO *(A)	6,800	878
Tetraphase Pharmaceuticals *	5,400	38
TG Therapeutics *(A)	7,600	97
TherapeuticsMD *(A)	30,100	181
Theravance Biopharma *(A)	7,945	260
Tivity Health *	6,021	236
Trevena *	10,400	25
Triple-S Management, Cl B *	5,566	138
Ultragenyx Pharmaceutical *(A)	6,700	382
United Therapeutics *	8,164	1,068
US Physical Therapy	2,926	175
Utah Medical Products	1,200	87
Vanda Pharmaceuticals *	9,100	157
Varex Imaging *	7,500	229
VCA Antech *	14,483	1,346
Veeva Systems, Cl A *	20,200	1,202
Versartis *	5,400	103
Vocera Communications *	6,142	171
Voyager Therapeutics *	2,400	23
VWR *	17,200	568
WaVe Life Sciences *(A)	2,100	49
WellCare Health Plans *	8,266	1,444
West Pharmaceutical Services	13,530	1,178
Wright Medical Group *(A)	20,878	618
XBiotech *	4,800	25
Xencor *	7,400	160
ZIOPHARM Oncology *(A)	30,346	194
Zogenix *(A)	5,700	68

		95,207

Industrials — 13.0%
AAON	6,650	217
AAR	5,529	199
ABM Industries	10,055	447
Acacia Research *	8,749	28
ACCO Brands *	23,129	253
Actuant, Cl A	10,442	251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Disposal Services *	4,400	$105
Advanced Drainage Systems	6,500	126
Advisory Board *	6,784	361
AECOM Technology *	28,248	946
Aegion, Cl A *	7,603	165
Aerojet Rocketdyne Holdings *	12,579	373
Aerovironment *	3,825	188
AGCO	11,823	809
Air Lease, Cl A (A)	17,731	721
Air Transport Services Group *	10,936	251
Aircastle	7,157	160
Alamo Group	2,135	196
Albany International, Cl A	5,898	316
Allegiant Travel, Cl A (A)	2,750	325
Allied Motion Technologies	1,300	33
Allison Transmission Holdings, Cl A	24,776	860
Altra Industrial Motion	5,589	257
AMERCO	1,000	373
Ameresco, Cl A *	779	6
American Railcar Industries (A)	1,277	46
American Woodmark *	2,984	247
Apogee Enterprises (A)	6,011	263
Applied Industrial Technologies	7,261	414
Aqua Metals *(A)	5,100	38
ARC Document Solutions *	4,300	15
ArcBest	6,190	184
Argan	2,979	189
Armstrong Flooring *	6,267	94
Armstrong World Industries *	8,977	426
Astec Industries	4,063	202
Astronics *	3,274	86
Astronics, Cl B *	1,656	43
Atkore International Group *	8,100	135
Atlas Air Worldwide Holdings *	4,769	319
Avis Budget Group *(A)	13,960	506
Axon Enterprise *(A)	9,069	197
AZZ	4,796	235
Babcock & Wilcox Enterprises *	8,162	18
Barnes Group	8,652	541
Barrett Business Services	1,634	84
Beacon Roofing Supply *	12,070	569
BMC Stock Holdings *	10,900	221
Brady, Cl A	9,427	314
Briggs & Stratton	7,149	150
Brink’s	8,006	628
Builders FirstSource *	17,870	291
BWX Technologies	16,724	915
Caesarstone *	4,600	133
CAI International *	4,172	129
Carlisle	12,277	1,163
Casella Waste Systems, Cl A *	9,991	168
CBIZ *	11,445	173

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ceco Environmental	5,647	$42
Chart Industries *	6,872	232
Chicago Bridge & Iron (A)	17,092	211
CIRCOR International	3,715	178
Clean Harbors *	9,176	496
Colfax *	15,489	618
Columbus McKinnon	3,565	118
Comfort Systems USA	6,991	238
Continental Building Products *	6,600	161
Copa Holdings, Cl A	6,128	760
Copart *	36,500	1,193
Costamare	5,100	32
Covanta Holding (A)	20,658	296
Covenant Transportation Group, Cl A *	3,300	79
CRA International	2,105	79
Crane	9,229	685
CSW Industrials *	2,600	109
Cubic	4,689	201
Curtiss-Wright	7,778	753
Daseke *	7,400	97
Deluxe	8,854	614
DigitalGlobe *	10,432	359
DMC Global	3,900	51
Donaldson	24,946	1,179
Douglas Dynamics	4,222	147
Ducommun *	3,500	96
Dun & Bradstreet	7,300	814
DXP Enterprises *	4,162	113
Dycom Industries *(A)	5,307	428
Echo Global Logistics *	4,586	70
EMCOR Group	10,487	693
Encore Wire	4,403	189
Energous *(A)	3,000	28
Energy Recovery *(A)	10,200	66
EnerSys	7,683	493
Engility Holdings *	3,410	106
Ennis	6,888	132
EnPro Industries	3,368	237
ESCO Technologies	5,477	298
Essendant	7,137	85
Esterline Technologies *	5,290	452
ExOne *	1,900	15
Exponent	4,486	306
Federal Signal	11,947	223
Forward Air	6,318	328
Foundation Building Materials *	5,300	69
Franklin Covey *	3,304	62
Franklin Electric	9,681	373
FreightCar America	1,733	31
FTI Consulting *	8,168	277
Gardner Denver Holdings *	8,400	197
GATX (A)	7,952	482

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Generac Holdings *	12,445	$503
General Cable	8,737	148
Genesee & Wyoming, Cl A *	10,974	752
Gibraltar Industries *	6,160	180
Global Brass & Copper Holdings	5,100	152
GMS *	4,800	154
Gorman-Rupp	4,077	124
GP Strategies *	2,500	72
Graco	10,135	1,171
Graham	796	16
Granite Construction	7,811	431
Great Lakes Dredge & Dock *	9,180	37
Greenbrier (A)	5,123	220
Griffon	7,637	142
H&E Equipment Services	5,625	132
Harsco *	16,328	279
Hawaiian Holdings *	9,080	389
HC2 Holdings *	11,000	50
HD Supply Holdings *	37,100	1,235
Healthcare Services Group	13,339	683
Heartland Express	9,772	217
HEICO (A)	4,976	427
HEICO, Cl A	9,125	663
Heidrick & Struggles International	2,952	54
Herc Holdings *	3,567	151
Heritage-Crystal Clean *	1,200	23
Herman Miller	9,843	331
Hertz Global Holdings *(A)	12,302	267
Hexcel	16,798	903
Hill International *	10,400	49
Hillenbrand	12,085	432
HNI	8,849	324
Hub Group, Cl A *	7,262	279
Hubbell, Cl B	9,889	1,115
Hudson Technologies *(A)	11,700	104
Huntington Ingalls Industries	8,459	1,810
Hurco	1,235	43
Huron Consulting Group *	4,011	121
Hyster-Yale Materials Handling	2,002	143
ICF International *	2,368	114
IDEX	13,941	1,639
IES Holdings *	3,000	50
InnerWorkings *	7,387	77
Insperity	3,012	242
Insteel Industries	2,941	74
Interface, Cl A	13,845	263
ITT	15,863	640
JELD-WEN Holding *	5,600	171
JetBlue Airways *	61,681	1,222
John Bean Technologies	5,731	508
Kadant	1,825	159
Kaman	5,573	273

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KAR Auction Services	25,129	$1,133
KBR (A)	29,145	474
Kelly Services, Cl A	6,795	147
Kennametal	16,014	561
KEYW Holding *(A)	8,468	61
Kforce	4,537	82
Kirby *(A)	9,526	596
KLX *	8,965	430
Knight Transportation (A)	14,437	564
Knoll	11,063	200
Korn/Ferry International	10,358	345
Kratos Defense & Security Solutions *	16,316	218
Landstar System	7,444	695
Lawson Products *	1,800	43
Layne Christensen *(A)	4,900	53
Lennox International	7,029	1,165
Lincoln Electric Holdings	10,733	932
Lindsay Manufacturing (A)	2,327	201
LSC Communications	4,957	80
LSI Industries	2,000	11
Lydall *	3,632	171
Macquarie Infrastructure	14,300	1,065
Manitowoc	23,950	197
Manpowergroup	12,156	1,356
Marten Transport	7,153	123
Masonite International *	5,600	354
MasTec *	11,662	476
Matson	8,552	221
Matthews International, Cl A	6,513	392
McGrath RentCorp	4,348	176
Mercury Systems *	9,523	460
Meritor *	17,695	351
Middleby *	10,725	1,305
Milacron Holdings *	10,900	174
Miller Industries	2,311	58
Mistras Group *	2,697	51
Mobile Mini	8,883	269
Moog, Cl A *	5,424	416
MRC Global *	18,112	286
MSA Safety	6,544	477
MSC Industrial Direct, Cl A	7,903	544
Mueller Industries	11,208	334
Mueller Water Products, Cl A	31,812	381
Multi-Color	2,557	204
MYR Group *	4,079	105
NACCO Industries, Cl A	1,005	73
National Presto Industries	1,091	109
Navigant Consulting *	10,241	157
Navistar International *(A)	10,291	352
NCI Building Systems *	6,048	102
Neff, Cl A *	2,200	55
NN	5,587	142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordson	10,612	$1,160
NOW *	21,600	252
NV5 Global *	1,400	68
Old Dominion Freight Line	11,590	1,158
Omega Flex	600	35
On Assignment *	9,169	437
Orbital ATK	10,492	1,171
Orion Marine Group *	6,324	38
Oshkosh Truck	14,117	1,053
Owens Corning	20,460	1,517
Park-Ohio Holdings	1,118	45
Patrick Industries *	2,450	181
Paylocity Holding *	5,600	275
PGT *	10,000	132
Pitney Bowes	37,900	487
Plug Power *(A)	55,300	118
Ply Gem Holdings *	5,900	92
Powell Industries	1,364	39
Preformed Line Products	90	5
Primoris Services	7,847	225
Proto Labs *(A)	5,099	366
Quad, Cl A	6,862	131
Quanex Building Products	6,965	137
Radiant Logistics *	12,400	63
Raven Industries	6,255	175
RBC Bearings *	4,695	518
Regal-Beloit	7,825	590
Resources Connection	8,281	106
REV Group (A)	3,200	81
Rexnord *	18,226	435
Roadrunner Transportation Systems *	3,272	24
Rollins (A)	17,162	762
RPX *	7,210	94
RR Donnelley & Sons	13,219	122
Rush Enterprises, Cl A *	5,399	221
Rush Enterprises, Cl B *	1,800	69
Ryder System	9,800	760
Saia *	5,392	305
Schneider National, Cl B	6,600	147
Scorpio Bulkers *(A)	15,916	128
Sensata Technologies Holding *(A)	30,700	1,371
Simpson Manufacturing	8,343	365
SiteOne Landscape Supply *(A)	6,900	347
SkyWest	9,922	344
SP Plus *	4,298	159
Sparton *	1,100	26
Spirit AeroSystems Holdings, Cl A	22,275	1,660
Spirit Airlines *	12,447	424
SPX *	8,894	214
SPX FLOW *	7,194	241
Standex International	2,429	232
Steelcase, Cl A	17,557	232

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Construction *	8,200	$97
Sun Hydraulics	4,677	224
Sunrun *(A)	11,300	76
Supreme Industries, Cl A	2,600	54
Swift Transporation, Cl A *(A)	12,209	342
Team *(A)	5,757	71
Teledyne Technologies *	6,337	951
Tennant	3,238	197
Terex	16,970	654
Tetra Tech	9,942	424
Textainer Group Holdings *	6,953	123
Thermon Group Holdings *	6,882	114
Timken	12,009	539
Titan International	10,772	92
Titan Machinery *	3,312	43
Toro	19,500	1,203
TransUnion *	28,800	1,378
Trex *	5,940	451
TriMas *	9,876	239
TriNet Group *	6,500	232
Trinity Industries	27,142	783
Triton International	8,084	298
Triumph Group (A)	9,696	255
TrueBlue *	8,328	170
Tutor Perini *	8,051	211
UniFirst	2,840	408
Univar *	19,500	550
Universal Forest Products	3,555	310
Universal Logistics Holdings	700	12
US Ecology	4,640	239
USG *(A)	17,582	527
Valmont Industries	3,914	562
Vectrus *	1,379	39
Veritiv *	2,000	56
Viad	4,271	235
Vicor *	2,500	49
VSE	2,000	104
Wabash National (A)	11,741	247
WABCO Holdings *	9,310	1,337
Wabtec (A)	16,606	1,172
WageWorks *	6,271	370
Watsco	5,559	819
Watts Water Technologies, Cl A	4,556	281
Welbilt *(A)	22,150	441
Werner Enterprises	7,590	251
Wesco Aircraft Holdings *	12,046	101
WESCO International *	8,566	432
West	8,100	189
Willdan Group *	1,300	40
Woodward Governor	9,442	663
XPO Logistics *(A)	21,290	1,303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YRC Worldwide *	4,500	$60

		110,733

Information Technology — 18.8%
2U *(A)	8,500	426
3D Systems *(A)	18,547	233
8x8 *	16,714	236
A10 Networks *	9,800	64
Acacia Communications *(A)	3,700	181
ACI Worldwide *	23,312	531
Actua *	6,188	79
Acxiom *	15,274	356
ADTRAN	9,897	219
Advanced Energy Industries *	7,219	531
Aerohive Networks *	4,800	17
Agilysys *	900	9
Alarm.com Holdings *	4,700	211
Alpha & Omega Semiconductor *	5,600	89
Ambarella *	6,800	370
Amber Road *	1,900	15
Amdocs	27,068	1,754
American Software, Cl A	2,872	32
Amkor Technology *	20,913	184
Angie’s List *(A)	10,248	125
Anixter International *	5,941	438
Appfolio, Cl A *	2,400	103
Applied Optoelectronics *(A)	3,800	225
Apptio, Cl A *	3,600	64
Arista Networks *	10,000	1,761
ARRIS International *	32,870	916
Arrow Electronics *	16,325	1,297
Aspen Technology *	13,767	871
Atlassian, Cl A *	14,900	530
Avid Technology *	5,000	22
Avnet	22,599	872
AVX	11,178	195
Axcelis Technologies *	7,550	158
AXT *	6,600	51
Badger Meter	5,724	263
Bankrate *	7,649	106
Barracuda Networks *	4,800	116
Bazaarvoice *	18,400	87
Bel Fuse, Cl B	888	23
Belden	7,423	572
Benchmark Electronics *	9,930	323
Benefitfocus *	2,300	71
Black Knight Financial Services, Cl A *(A)	4,400	187
Blackbaud (A)	8,555	722
Blackhawk Network Holdings, Cl A *	9,900	444
Blackline *(A)	2,900	90
Blucora *	6,929	158
Booz Allen Hamilton Holding, Cl A	26,565	906

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bottomline Technologies de *	7,571	$229
Box, Cl A *	15,000	294
Brightcove *	6,800	48
Broadridge Financial Solutions	21,797	1,703
BroadSoft *(A)	5,594	277
Brocade Communications Systems	73,959	916
Brooks Automation	14,503	378
Cabot Microelectronics	5,024	360
CACI International, Cl A *	4,232	549
Cadence Design Systems *	52,447	2,061
CalAmp *	8,156	151
Calix *	4,945	24
Callidus Software *	11,856	305
Carbonite *	4,600	92
Cardtronics *	8,885	231
Care.com *	3,200	48
Cars.com *(A)	14,900	385
Cass Information Systems	2,390	146
Cavium *	12,152	769
CDK Global	25,500	1,645
CDW	28,000	1,776
CEVA *	3,838	156
ChannelAdvisor *	2,400	28
Ciena *	25,786	557
Cimpress *(A)	5,099	471
Cirrus Logic *	12,095	701
Clearfield *	1,400	17
Cloudera *	4,900	95
Cognex	15,358	1,674
Coherent *	4,453	1,039
Cohu	5,077	95
CommerceHub *	7,282	157
CommScope Holding *	35,200	1,164
CommVault Systems *	7,284	445
Comtech Telecommunications	4,332	85
Conduent *	33,400	551
Control4 *	5,800	144
Convergys	15,987	376
CoreLogic *	15,483	727
Cornerstone OnDemand *	9,299	325
CoStar Group *	6,063	1,738
Coupa Software *	4,200	128
Cray *	7,570	143
Cree *(A)	19,823	482
CSG Systems International	7,317	283
CTS	7,945	179
Cypress Semiconductor (A)	58,535	801
Daktronics	4,580	44
Dell Technologies, Cl V *	38,800	2,907
DHI Group *	6,690	13
Diebold (A)	14,133	289
Digi International *	3,601	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Digimarc *(A)	2,076	$64
Diodes *	7,842	221
Dolby Laboratories, Cl A (A)	10,904	550
DSP Group *	4,262	51
DST Systems	11,300	580
Ebix	3,725	215
EchoStar, Cl A *	8,303	501
Electro Scientific Industries *	5,500	68
Electronics For Imaging *	9,328	332
Ellie Mae *	6,063	503
EMCORE *	5,500	50
Endurance International Group Holdings *	9,100	70
Entegris *	24,808	631
Envestnet *	8,752	389
EPAM Systems *	9,000	732
ePlus *	2,288	191
Etsy *	20,200	331
Euronet Worldwide *	9,088	893
Everbridge *	3,000	70
Everi Holdings *	12,900	99
EVERTEC	13,600	250
Exa *	2,700	39
ExlService Holdings *	6,623	373
Extreme Networks *	19,687	225
Fabrinet *	7,315	284
Fair Isaac	5,991	843
FARO Technologies *	4,108	142
Finisar *	19,154	463
FireEye *(A)	34,600	511
First Data, Cl A *	68,100	1,254
First Solar *(A)	14,900	700
Fitbit, Cl A *(A)	25,200	152
Five9 *	10,000	215
FleetCor Technologies *	16,873	2,426
FormFactor *	12,919	195
Forrester Research	1,564	64
Fortinet *	27,799	1,062
Genpact	28,250	804
Gigamon *	6,600	283
Glu Mobile *	16,800	61
GoDaddy, Cl A *	15,600	699
Gogo *(A)	13,900	195
GrubHub *(A)	15,300	873
GTT Communications *	5,300	168
Guidance Software *	594	4
Guidewire Software *	13,969	1,058
Hackett Group	3,300	45
Harmonic *(A)	14,394	47
Hortonworks *	7,200	122
HubSpot *(A)	6,100	447
IAC *	12,921	1,467
Ichor Holdings *	1,400	32

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
II-VI *	10,843	$389
Immersion *	3,567	26
Imperva *	6,983	312
Impinj *(A)	3,600	138
Infinera *(A)	28,784	244
Inphi *(A)	8,762	335
Insight Enterprises *	7,198	288
Instructure *	4,200	124
Integrated Device Technology *	23,745	587
InterDigital	7,030	502
Internap Network Services *	16,300	73
IPG Photonics *	6,920	1,216
Itron *	6,411	465
IXYS *	4,880	112
j2 Global (A)	8,457	637
Jabil	33,600	1,053
Jack Henry & Associates	14,619	1,507
KEMET *	9,300	222
Keysight Technologies *	34,900	1,426
Kimball Electronics *	7,093	135
Knowles *(A)	15,500	227
Kopin *	8,823	35
KVH Industries *	1,997	24
Lattice Semiconductor *	22,462	127
Leidos Holdings	26,250	1,531
Limelight Networks *	15,000	54
Liquidity Services *	2,222	13
Littelfuse	4,203	782
LivePerson *	11,191	150
LogMeIn	9,513	1,088
Lumentum Holdings *(A)	11,140	633
MA-COM Tech *(A)	7,125	324
Manhattan Associates *	12,280	516
ManTech International, Cl A	4,922	198
Marvell Technology Group	74,202	1,329
Match Group *(A)	7,200	157
Maxim Integrated Products	53,504	2,496
MAXIMUS	11,516	700
MaxLinear, Cl A *	11,844	256
Maxwell Technologies *	6,300	35
Meet Group *(A)	10,200	40
Mesa Laboratories (A)	600	82
Methode Electronics	6,984	286
Microsemi *	21,762	1,096
MicroStrategy, Cl A *	1,553	200
MINDBODY, Cl A *(A)	7,500	177
Mitek Systems *	5,800	59
MKS Instruments	10,123	834
MobileIron *	11,500	44
Model N *	7,000	95
MoneyGram International *	7,705	121
Monolithic Power Systems	7,151	725

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monotype Imaging Holdings	9,760	$178
MTS Systems	3,089	149
MuleSoft, Cl A *(A)	4,600	100
Nanometrics *	5,744	148
National Instruments (A)	20,067	810
NCR *	21,883	799
NeoPhotonics *(A)	7,500	44
NETGEAR *	6,592	316
NetScout Systems *	15,258	500
New Relic *	4,600	220
NIC	13,222	216
Novanta *	5,562	217
Nuance Communications *	52,281	840
Nutanix, Cl A *(A)	4,700	103
NVE	694	53
NXP Semiconductor *	62,100	7,015
Oclaro *(A)	33,500	282
Okta, Cl A *	3,900	105
ON Semiconductor *	76,500	1,307
OSI Systems *	3,768	313
Palo Alto Networks *	16,333	2,167
Pandora Media *(A)	43,571	368
Park City Group *(A)	3,600	45
Park Electrochemical	5,082	92
Paycom Software *(A)	8,600	642
PC Connection	2,231	57
PDF Solutions *	4,653	71
Pegasystems	6,136	353
Perficient *	6,700	123
Photronics *	13,129	104
Planet Payment *	8,400	33
Plantronics	6,969	297
Plexus *	5,928	309
Power Integrations	5,789	422
Presidio *	3,900	54
Progress Software	7,658	257
Proofpoint *(A)	7,500	688
PROS Holdings *	5,899	155
PTC *	21,090	1,181
Pure Storage, Cl A *	20,000	298
Q2 Holdings *	5,000	203
QAD, Cl A	2,900	98
Qualys *	5,100	242
Quantenna Communications *	4,300	80
QuinStreet *	1,186	6
Quotient Technology *(A)	12,000	180
Radisys *	7,200	11
Rambus *	21,110	274
Rapid7 *	5,000	84
RealNetworks *	844	3
RealPage *	11,846	511
Reis	500	9

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RingCentral, Cl A *	12,300	$521
Rogers *	3,593	426
Rosetta Stone *	5,200	48
Rubicon Project *	7,000	26
Rudolph Technologies *	5,507	122
Sabre (A)	37,700	695
Sanmina *	13,366	501
ScanSource *	5,696	224
Science Applications International	7,542	557
Semtech *	12,175	458
ServiceNow *	31,669	3,680
ServiceSource International *	9,746	34
ShoreTel *	13,670	102
Shutterstock *(A)	4,397	148
Sigma Designs *	5,500	34
Silicon Laboratories *	7,282	553
Silver Spring Networks *	8,400	106
Sonus Networks *	13,520	93
Splunk *	25,984	1,743
SPS Commerce *	3,029	185
Square, Cl A *	39,900	1,042
SS&C Technologies Holdings (A)	31,718	1,228
Stamps.com *	2,855	546
Stratasys *	9,769	219
SunPower, Cl A *(A)	10,636	94
Super Micro Computer *	6,951	185
Sykes Enterprises *	8,011	214
Synaptics *(A)	6,887	286
Synchronoss Technologies *	7,697	129
SYNNEX	5,170	618
Syntel	6,254	113
Systemax	1,400	34
Tableau Software, Cl A *	11,700	848
Take-Two Interactive Software *	18,439	1,803
Tech Data *	6,265	691
TechTarget *	4,700	47
Telenav *	3,400	22
TeleTech Holdings	3,427	136
Teradata *(A)	23,800	760
Teradyne	38,300	1,364
TiVo	21,058	385
Trade Desk, Cl A *(A)	3,400	180
Travelport Worldwide	25,800	391
Trimble *	45,720	1,768
TrueCar *(A)	10,900	185
TTM Technologies *	15,287	218
Tucows, Cl A *(A)	1,800	95
Twilio, Cl A *(A)	12,600	369
Twitter *	127,600	2,158
Tyler Technologies *	6,687	1,156
Ubiquiti Networks *(A)	4,700	280
Ultimate Software Group *(A)	5,235	1,052

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultra Clean Holdings *	7,052	$163
Unisys *(A)	9,183	71
Universal Display	8,108	1,031
USA Technologies *(A)	7,200	39
Vantiv, Cl A *	30,008	2,121
Varonis Systems *	2,500	97
Vasco Data Security International *	4,254	53
Veeco Instruments *	9,910	187
VeriFone Systems *	21,729	430
Verint Systems *	11,350	451
Versum Materials	21,200	783
ViaSat *(A)	9,756	621
Viavi Solutions *	41,300	415
VirnetX Holding *(A)	4,742	19
Virtusa *	5,149	187
Vishay Intertechnology (A)	22,917	406
Vishay Precision Group *	3,164	69
VMware, Cl A *(A)	13,117	1,418
Web.com Group *	7,739	196
WebMD Health, Cl A *	6,610	439
WEX *	7,076	772
Workday, Cl A *	23,989	2,631
Workiva, Cl A *	6,700	135
Xcerra *	8,341	82
XO Group *	4,415	82
Xperi	9,930	271
Yelp, Cl A *	14,398	613
Zebra Technologies, Cl A *	9,564	986
Zendesk *	16,600	455
Zillow Group, Cl A *	10,691	427
Zillow Group, Cl C *(A)	19,182	760
Zix *	11,213	60
Zynga, Cl A *	132,374	496

		160,706

Materials — 5.3%
A. Schulman	3,929	119
AdvanSix *	5,900	188
AK Steel Holding *(A)	63,900	358
Alcoa	35,500	1,558
Allegheny Technologies (A)	21,500	448
American Vanguard	7,499	152
AptarGroup	11,166	934
Ardagh Group, Cl A	5,500	114
Ashland Global Holdings	11,108	689
Axalta Coating Systems *	39,200	1,157
Balchem	5,488	411
Bemis	16,900	720
Berry Global Group *	23,941	1,346
Boise Cascade *	7,270	218
Cabot	10,832	571
Calgon Carbon	9,318	114

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carpenter Technology	7,601	$308
Celanese, Cl A	26,492	2,570
Century Aluminum *	8,259	161
Chase	1,300	122
Chemours	35,400	1,737
Clearwater Paper *	2,951	137
Cleveland-Cliffs *(A)	60,000	502
Coeur Mining *	28,861	253
Commercial Metals	22,941	433
Compass Minerals International (A)	6,840	457
Crown Holdings *	23,835	1,407
Deltic Timber	2,396	187
Domtar (A)	11,250	455
Eagle Materials	8,483	825
Ferro *	13,505	260
Ferroglobe *	11,102	—
Flotek Industries *	10,196	53
Forterra *(A)	5,600	19
FutureFuel	3,876	52
GCP Applied Technologies *	14,624	413
Glatfelter	7,871	136
Gold Resource (A)	12,400	49
Graphic Packaging Holding	57,217	747
Greif, Cl A	4,519	273
Greif, Cl B	1,700	107
H.B. Fuller	9,133	458
Handy & Harman *	800	26
Hawkins	1,773	63
Haynes International	2,823	86
Hecla Mining	80,456	425
Huntsman	35,924	954
Ingevity *	7,300	460
Innophos Holdings	4,189	191
Innospec	4,813	267
Intrepid Potash *(A)	19,600	73
Kaiser Aluminum	3,454	333
KapStone Paper and Packaging	17,642	395
Klondex Mines *(A)	35,600	120
KMG Chemicals	2,509	120
Koppers Holdings *	4,773	187
Kraton Performance Polymers *	5,080	167
Kronos Worldwide	3,484	73
Louisiana-Pacific *	25,742	656
LSB Industries *(A)	2,939	18
Materion	3,474	133
Minerals Technologies	7,024	450
Myers Industries	3,418	64
Neenah Paper	3,393	262
NewMarket	1,397	585
Olin	30,016	967
Olympic Steel	1,927	35
OMNOVA Solutions *	7,567	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens-Illinois *	29,900	$737
Platform Specialty Products *(A)	40,500	473
PolyOne	14,332	518
Quaker Chemical	2,734	381
Rayonier Advanced Materials (A)	9,817	135
Reliance Steel & Aluminum	12,938	937
Royal Gold	11,702	1,092
RPM International	24,188	1,184
Ryerson Holding *	1,400	12
Schnitzer Steel Industries, Cl A	6,156	166
Schweitzer-Mauduit International	6,138	233
Scotts Miracle-Gro, Cl A (A)	8,059	770
Sensient Technologies	7,635	551
Silgan Holdings	12,760	384
Sonoco Products	17,821	860
Southern Copper (A)	14,429	587
Steel Dynamics	44,037	1,517
Stepan	3,825	296
Summit Materials, Cl A *	20,026	592
SunCoke Energy *	14,846	138
Tahoe Resources	53,688	256
TimkenSteel *	7,904	117
Trecora Resources *	2,517	31
Tredegar	5,341	87
Trinseo	7,600	508
Tronox, Cl A	10,100	209
UFP Technologies *	1,800	48
United States Lime & Minerals	400	32
United States Steel (A)	31,700	844
US Concrete *(A)	3,000	240
Valvoline	37,136	791
Warrior Met Coal	3,400	93
Westlake Chemical (A)	6,710	516
Worthington Industries	9,102	455
WR Grace	12,424	888

		45,072

Real Estate — 8.7%
Acadia Realty Trust ‡	16,839	483
Agree Realty ‡	4,747	238
Alexander & Baldwin	7,677	333
Alexander’s ‡	488	204
Altisource Portfolio Solutions *(A)	1,700	39
American Assets Trust ‡	7,991	325
American Campus Communities ‡	24,562	1,169
American Homes 4 Rent, Cl A ‡	41,200	913
Apple Hospitality ‡	38,700	704
Armada Hoffler Properties ‡	7,500	100
Ashford Hospitality Prime ‡	4,381	42
Ashford Hospitality Trust ‡	14,971	93
Bluerock Residential Growth, Cl A ‡	5,800	59
Brandywine Realty Trust ‡	30,439	523

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brixmor Property Group ‡	57,700	$1,080
Camden Property Trust ‡	15,938	1,426
CareTrust ‡	15,453	298
CatchMark Timber Trust, Cl A ‡	7,800	90
CBL & Associates Properties ‡(A)	33,182	265
Cedar Realty Trust ‡	18,338	92
Chatham Lodging Trust ‡	7,735	157
Chesapeake Lodging Trust ‡	12,367	316
City Office ‡	4,700	60
Colony NorthStar, Cl A ‡	101,694	1,333
Columbia Property Trust ‡	21,400	449
Community Healthcare Trust	3,900	104
Consolidated-Tomoka Land	500	28
CoreCivic ‡	21,602	579
CorEnergy Infrastructure Trust ‡	2,140	70
CoreSite Realty ‡	6,073	721
Corporate Office Properties Trust ‡	18,330	612
Cousins Properties ‡	75,073	702
CubeSmart ‡	32,522	802
CyrusOne ‡	16,229	1,023
DCT Industrial Trust ‡	16,771	979
DDR ‡	56,414	546
DiamondRock Hospitality ‡	34,007	374
Douglas Emmett ‡	26,485	1,032
DuPont Fabros Technology ‡	14,321	922
Easterly Government Properties ‡	6,100	122
EastGroup Properties ‡	5,985	532
Education Realty Trust ‡	12,857	497
Empire State Realty Trust, Cl A ‡	23,200	472
EPR Properties ‡	11,351	791
Equity Commonwealth *‡	22,144	685
Equity LifeStyle Properties ‡	15,032	1,340
Farmland Partners (A)	9,000	80
FelCor Lodging Trust ‡	25,463	186
First Industrial Realty Trust ‡	20,253	627
First Potomac Realty Trust ‡	14,422	161
Forest City Realty Trust, Cl A ‡	41,845	1,003
Forestar Group *	9,732	167
Four Corners Property Trust ‡	12,719	323
Franklin Street Properties ‡	19,396	193
FRP Holdings *	838	37
Gaming and Leisure Properties ‡	37,215	1,458
GEO Group ‡	22,385	619
Getty Realty ‡	6,289	173
Gladstone Commercial ‡	4,519	97
Global Net Lease ‡	10,533	228
Government Properties Income Trust ‡	18,066	335
Gramercy Property Trust ‡	26,724	814
Healthcare Realty Trust ‡	20,655	687
Healthcare Trust of America, Cl A ‡	36,050	1,120
Hersha Hospitality Trust, Cl A ‡	9,019	167
HFF, Cl A	7,995	305

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Highwoods Properties ‡	18,268	$954
Hospitality Properties Trust ‡	29,441	806
Howard Hughes *	6,317	741
Hudson Pacific Properties ‡	28,470	940
Independence Realty Trust ‡(A)	9,700	100
InfraREIT ‡	8,200	184
Investors Real Estate Trust ‡	24,031	151
Invitation Homes ‡	18,200	421
iStar Financial *‡	16,418	191
JBG SMITH Properties *	16,200	530
Jones Lang LaSalle	8,259	1,007
Kennedy-Wilson Holdings	13,629	263
Kilroy Realty ‡	17,843	1,235
Kite Realty Group Trust ‡	15,455	311
Lamar Advertising, Cl A ‡(A)	15,197	1,012
LaSalle Hotel Properties ‡	20,142	572
Lexington Realty Trust ‡	43,890	433
Liberty Property Trust ‡	26,975	1,149
Life Storage ‡	8,193	603
LTC Properties ‡	6,617	322
Mack-Cali Realty ‡	15,567	356
Marcus & Millichap *	4,500	118
MedEquities Realty Trust	4,300	49
Medical Properties Trust ‡	65,662	864
Monmouth Real Estate Investment, Cl A ‡	13,346	217
Monogram Residential Trust ‡	32,700	392
National Health Investors ‡	7,864	631
National Retail Properties ‡(A)	27,543	1,152
National Storage Affiliates Trust ‡	9,000	201
New Senior Investment Group ‡	16,600	153
NexPoint Residential Trust ‡	2,500	58
NorthStar Realty Europe	10,009	124
Omega Healthcare Investors ‡(A)	36,147	1,152
One Liberty Properties ‡	2,524	61
Outfront Media ‡	24,509	539
Paramount Group ‡	38,900	614
Park Hotels & Resorts ‡	24,891	664
Parkway ‡	8,059	185
Pebblebrook Hotel Trust ‡(A)	13,903	467
Pennsylvania ‡(A)	13,699	137
Physicians Realty Trust ‡	32,100	601
Piedmont Office Realty Trust, Cl A ‡	25,566	518
Potlatch ‡	8,120	388
Preferred Apartment Communities, Cl A ‡	6,000	109
PS Business Parks ‡	3,928	531
QTS Realty Trust, Cl A ‡	9,400	509
Quality Care Properties *‡	19,100	262
RAIT Financial Trust ‡	13,021	11
Ramco-Gershenson Properties ‡	16,337	215
Rayonier ‡	22,953	666
RE/MAX Holdings, Cl A	3,200	196
Realogy Holdings	25,102	851

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments ‡	21,959	$436
Retail Properties of America, Cl A ‡	41,703	556
Rexford Industrial Realty ‡	13,700	412
RLJ Lodging Trust ‡	21,137	427
RMR Group	1,170	60
Ryman Hospitality Properties ‡	7,760	461
Sabra Health Care ‡	31,421	687
Saul Centers ‡	2,144	130
Select Income ‡	11,121	258
Senior Housing Properties Trust ‡	42,707	842
Seritage Growth Properties ‡(A)	4,700	226
Spirit Realty Capital ‡	86,366	751
St. Joe *	8,100	153
STAG Industrial ‡	15,056	421
Starwood Waypoint Homes ‡	18,976	706
STORE Capital ‡	30,600	777
Stratus Properties	1,900	56
Summit Hotel Properties ‡	19,629	291
Sun Communities ‡	12,921	1,167
Sunstone Hotel Investors ‡	39,238	620
Tanger Factory Outlet Centers ‡(A)	17,549	411
Taubman Centers ‡(A)	10,487	548
Tejon Ranch *	1,647	33
Terreno Realty ‡	9,163	332
Tier ‡	9,500	175
Trinity Place Holdings *	5,200	36
UMH Properties ‡	5,400	85
Uniti Group ‡	30,460	587
Universal Health Realty Income Trust ‡	2,216	168
Urban Edge Properties ‡	18,900	475
Urstadt Biddle Properties, Cl A ‡	6,156	127
VEREIT ‡	181,000	1,528
Washington ‡(A)	13,313	437
Washington Prime Group ‡(A)	37,502	313
Weingarten Realty Investors ‡	21,468	688
Whitestone, Cl B ‡(A)	7,077	89
WP Carey ‡	19,500	1,343
Xenia Hotels & Resorts ‡	20,400	407

		74,639

Telecommunication Services — 1.1%
ATN International	2,267	137
Boingo Wireless *	4,700	97
Cincinnati Bell *	9,337	197
Cogent Communications Holdings	8,304	387
Consolidated Communications Holdings	13,612	251
Frontier Communications (A)	17,073	230
General Communication, Cl A *	5,403	233
Globalstar *(A)	73,600	141
Hawaiian Telcom Holdco *	905	28
IDT, Cl B	3,103	46
Intelsat *	5,200	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iridium Communications *(A)	15,446	$171
Lumos Networks *	2,271	41
ORBCOMM *	12,086	134
pdvWireless *	2,000	59
Shenandoah Telecommunications	9,304	335
Spok Holdings	4,132	69
Sprint *(A)	114,690	946
Straight Path Communications *(A)	1,700	304
Telephone & Data Systems	16,855	494
T-Mobile US *	55,405	3,585
US Cellular *	2,952	114
Vonage Holdings *	39,520	328
Windstream Holdings (A)	36,615	76
Zayo Group Holdings *	35,100	1,199

		9,622

Utilities — 3.2%
ALLETE	9,370	725
American States Water	5,974	295
Aqua America	32,637	1,090
Artesian Resources, Cl A	2,184	81
Atlantic Power *	12,421	30
Atmos Energy	18,782	1,654
Avangrid	10,250	500
Avista (A)	11,652	599
Black Hills (A)	9,802	690
Cadiz *(A)	4,300	52
California Water Service Group	9,641	361
Calpine *	65,372	961
Chesapeake Utilities	2,915	232
Connecticut Water Service	1,906	103
Consolidated Water	3,000	36
Delta Natural Gas	1,400	43
Dynegy, Cl A *	21,400	202
El Paso Electric	8,036	446
Great Plains Energy	39,623	1,216
Hawaiian Electric Industries	19,258	644
IDACORP	8,924	794
MDU Resources Group	35,332	955
MGE Energy	5,914	376
Middlesex Water	2,701	103
National Fuel Gas (A)	15,488	898
New Jersey Resources	14,994	654
Northwest Natural Gas	4,676	310
NorthWestern	8,546	515
NRG Yield, Cl A	7,000	127
NRG Yield, Cl C (A)	12,100	224
OGE Energy	36,776	1,314
ONE Gas	9,500	715
Ormat Technologies	6,634	381
Otter Tail	7,746	324
Pattern Energy Group, Cl A (A)	13,100	329

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNM Resources	14,017	$594
Portland General Electric	16,000	760
SJW	3,664	203
South Jersey Industries	14,496	520
Southwest Gas Holdings	8,441	671
Spark Energy, Cl A	2,000	32
Spire	8,603	658
TerraForm Global, Cl A *	21,900	111
TerraForm Power, Cl A *(A)	13,700	191
UGI	32,096	1,586
Unitil	3,058	152
Vectren	15,143	994
Vistra Energy	44,500	788
Vivint Solar *(A)	4,900	23
Westar Energy, Cl A	26,170	1,343
WGL Holdings	9,161	772
York Water	2,352	77

		27,454

Total Common Stock (Cost $679,230) ($ Thousands)		830,052

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019 *	22,882	—
Trius Contingent Value *‡‡	2,885	—
Tobira Therapeutics *‡‡	2,300	—
Media General *‡‡	20,200	—
Chelsea Therapeutics International *‡‡(B)	4,000	—
Durata Therapeutics *‡‡(B)	800	—

Total Rights (Cost $—) ($ Thousands)		—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.121%, 02/01/2018 (C)(D)	$620	$617
1.076%, 12/07/2017 (C)(D)	675	673

Total U.S. Treasury Obligations (Cost $1,290) ($ Thousands)		1,290

	Shares

AFFILIATED PARTNERSHIP — 15.7%
SEI Liquidity Fund, L.P.
1.130% **†(E)	134,306,130	134,300

Total Affiliated Partnership (Cost $134,305) ($ Thousands)		134,300

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	24,092,370	24,092

Total Cash Equivalent (Cost $24,092) ($ Thousands)		24,092

Total Investments in Securities—115.8% (Cost $838,917) ($ Thousands) @		$989,734

A list of open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	30	Sep-2017	1,054	2,108	1,054
Russell 2000 Index E-MINI	262	Sep-2017	9,199	18,398	9,199
S&P Mid Cap 400 Index E-MINI	146	Sep-2017	12,632	25,264	12,632

			22,885	45,770	22,885

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $854,345 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.
††	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $132,108 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Extended Market Index Fund (Concluded)

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $134,300 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $827,078 ($ Thousands), and the unrealized appreciation and depreciation were $224,229 ($ Thousands) and ($61,573) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$830,052	$–	$–	$830,052
Rights	–	–	–	–
U.S. Treasury Obligations	–	1,290	–	1,290
Affiliated Partnership	–	134,300	–	134,300
Cash Equivalent	24,092	–	–	24,092

Total Investments in Securities	$854,144	$135,590	$–	$989,734

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$22,885	$–	$–	$22,885

Total Other Financial Instruments	$22,885	$–	$–	$22,885

*Futures contracts are valued at the unrealized appreciation on the instrument.

‡ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI	$1,343	$229	$(92)	$1,480	$8
SEI Liquidity Fund, L.P.	133,350	97,495	(96,545)	134,300	230
SEI Daily Income Trust, Government Fund, Cl F	18,991	34,996	(29,895)	24,092	40

Totals	$153,684	$132,720	$(126,532)	$159,872	$278

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 10.6%
1-800-Flowers.com, Cl A *	8,800	$79
2U *(A)	7,895	396
Aaron’s	25,914	1,147
Adtalem Global Education	27,142	928
AMC Entertainment Holdings, Cl A	57,017	764
AMC Networks, Cl A *	5,200	316
American Axle & Manufacturing Holdings *	17,400	254
American Eagle Outfitters	606	7
American Outdoor Brands *(A)	16,200	264
American Public Education *	20,479	378
Bassett Furniture Industries	3,288	118
Beazer Homes USA *	19,851	296
Bed Bath & Beyond	1,710	47
Big 5 Sporting Goods (A)	22,580	173
Big Lots (A)	7,981	380
Biglari Holdings *	310	92
Bloomin’ Brands	18,982	323
Bob Evans Farms	20,434	1,405
Boyd Gaming	1,171	31
Bridgepoint Education *	15,696	139
Bright Horizons Family Solutions *	24,900	1,990
Brinker International (A)	7,500	234
Buffalo Wild Wings *	182	19
Burlington Stores *	1,081	94
Cabela’s *	1,281	69
CalAtlantic Group	7,400	257
Callaway Golf	528	7
Camping World Holdings, Cl A (A)	9,497	349
Capella Education	5,807	391
Carriage Services, Cl A (A)	10,700	262
Cavco Industries *	5,755	774
Century Communities *	17,382	392
Cheesecake Factory	171	7
Children’s Place (A)	10,365	1,100
Churchill Downs	3,590	702
Citi Trends	8,417	153
Conn’s *(A)	69,453	1,205
Cooper Tire & Rubber (A)	15,911	535
Cooper-Standard Holdings *	7,775	782
Core-Mark Holding	51,492	1,393
Crocs *	15,700	140
CSS Industries	7,100	190
Dana Holdings	85,979	2,070
Dave & Buster’s Entertainment *	11,815	691
Deckers Outdoor *(A)	8,059	515
Del Frisco’s Restaurant Group *	19,478	273
Del Taco Restaurants *	8,600	121
Destination XL Group *	6,100	11
Dick’s Sporting Goods	1,800	47
Eastman Kodak *	1,724	13
Ethan Allen Interiors	8,200	240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Express *	21,126	$135
Extended Stay America	10,489	205
Finish Line, Cl A (A)	15,100	126
Flexsteel Industries	3,186	145
Fogo De Chao *	6,505	82
Foot Locker	3,858	136
Francesca’s Holdings *	3,231	23
Genesco *	1,140	24
Goodyear Tire & Rubber	18,289	554
Graham Holdings, Cl B	362	213
Grand Canyon Education *	12,647	1,038
Group 1 Automotive	3,900	234
H&R Block	5,447	146
Haverty Furniture (A)	18,485	433
Helen of Troy *	2,441	220
Hibbett Sports *	10,337	127
Hooker Furniture	873	35
Horizon Global *	4,300	74
iRobot *	269	26
Jack in the Box	19,536	1,829
Johnson Outdoors, Cl A	9,307	594
K12 *	19,766	354
Kimball International, Cl B	4,591	78
La Quinta Holdings *	2,379	38
La-Z-Boy, Cl Z	13,104	313
Lear	5,657	846
Libbey	46,096	377
Liberty Expedia Holdings, Cl A *	1,460	80
Lumber Liquidators Holdings *(A)	13,760	516
Marriott Vacations Worldwide	1,308	152
MCBC Holdings *	1,406	24
MDC Partners, Cl A	41,000	418
Meredith (A)	11,865	645
Meritage Homes *	6,200	252
Modine Manufacturing *	43,903	709
NACCO Industries, Cl A	3,254	236
New Media Investment	17,900	247
Nutrisystem (A)	4,943	268
Office Depot	84,261	362
Ollie’s Bargain Outlet Holdings *(A)	36,867	1,543
PetMed Express (A)	6,277	228
Planet Fitness, Cl A (A)	85,115	2,159
RCI Hospitality Holdings	2,339	55
Red Robin Gourmet Burgers *	17,999	1,026
Regis *	5,200	69
Rent-A-Center, Cl A (A)	15,700	190
Ruth’s Hospitality Group	3,024	59
Scholastic	1,235	49
Sequential Brands Group *(A)	16,468	50
Shoe Carnival	15,242	306
Skechers U.S.A., Cl A *	1,541	41
Sonic Automotive, Cl A (A)	16,000	290

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sotheby’s *(A)	5,975	$268
Spartan Motors	19,182	176
Standard Motor Products	223	10
Staples	20,830	213
Stoneridge *	23,008	381
Taylor Morrison Home, Cl A *	2,890	58
Tenneco	1,326	72
Texas Roadhouse, Cl A	5,287	251
Tilly’s, Cl A	7,389	81
Time	14,226	187
Toll Brothers	2,565	100
TopBuild *	19,351	1,149
Tower International	36,949	830
TRI Pointe Homes *	10,500	134
Visteon *	4,204	485
Wayfair, Cl A *	4,079	290
Weight Watchers International *	9,150	428
William Lyon Homes, Cl A *	81,871	1,964
Williams-Sonoma (A)	6,300	290
Wolverine World Wide	35,565	935
ZAGG *	48,865	616
Zumiez *	4,365	54

		49,914

Consumer Staples — 2.4%
Central Garden & Pet *(A)	18,660	658
Central Garden & Pet, Cl A *	1,067	36
Chefs’ Warehouse *	8,100	140
Coca-Cola Bottling	128	27
Darling Ingredients *	47,780	831
Dean Foods	23,240	256
Farmer Brothers *	481	16
Fresh Del Monte Produce	15,062	708
Hostess Brands, Cl A *	153,471	2,047
Ingles Markets, Cl A	9,016	198
Ingredion	2,360	292
J&J Snack Foods	6,705	855
John B Sanfilippo & Son	1,460	91
Landec *	8,900	116
National Beverage	445	52
Nomad Foods *	8,100	122
Omega Protein	50,362	796
Pilgrim’s Pride *	9,602	283
Primo Water *	45,424	497
Sanderson Farms (A)	9,536	1,407
Seaboard	32	137
Seneca Foods, Cl A *	2,800	83
Smart & Final Stores *	19,800	139
SpartanNash	38,715	954
SUPERVALU *	11,000	220
Universal	5,172	296
Vector Group	1,063	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Village Super Market, Cl A	8,500	$196
Weis Markets	267	12

		11,488

Energy — 2.2%
Abraxas Petroleum *	29,152	49
Approach Resources *(A)	21,300	59
Arch Coal (A)	4,934	394
Archrock	63,600	649
Ardmore Shipping (A)	18,900	153
Bill Barrett *	27,600	82
California Resources *	221	2
Carrizo Oil & Gas *	53,510	719
Contango Oil & Gas *	4,954	23
Dawson Geophysical *	10,919	46
Diamondback Energy *	1,952	177
Eclipse Resources *	46,300	108
Exterran *	14,438	400
Extraction Oil & Gas *(A)	9,400	123
Fairmount Santrol Holdings *	1,956	6
Green Plains Renewable Energy	7,000	130
Gulfport Energy *	40,580	508
Helix Energy Solutions Group *	46,345	291
Jones Energy, Cl A *(A)	10,240	10
Matrix Service *	15,609	185
McDermott International *	53,200	327
Midstates Petroleum *	3,921	57
NCS Multistage Holdings *	1,800	36
Newpark Resources *	57,450	462
Oasis Petroleum *	71,635	523
Overseas Shipholding Group, Cl A *	51,277	116
Pacific Ethanol *	89,500	447
PBF Energy, Cl A (A)	13,200	313
PDC Energy *	11,255	443
Penn Virginia *(A)	2,320	89
PHI *	10,900	120
ProPetro Holding *(A)	9,400	108
Range Resources	28,205	490
Renewable Energy Group *(A)	33,400	404
REX American Resources *	4,925	427
RSP Permian *	19,650	617
SandRidge Energy *	5,320	92
Scorpio Tankers (A)	78,400	319
Select Energy Services, Cl A *	3,000	42
Smart Sand *	30,800	184
StealthGas *	28,400	91
TETRA Technologies *	107,300	221
Ultra Petroleum *(A)	–	—
Unit *	10,100	161
US Silica Holdings	413	11
VAALCO Energy *	30,600	22
W&T Offshore *	1,421	3

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westmoreland Coal *	10,800	$25

		10,264

Financials — 17.8%
1st Source	5,998	280
AGNC Investment ‡	9,008	194
Alleghany *	129	73
Ambac Financial Group *	1,233	22
American Equity Investment Life Holding	21,500	597
American Financial Group	3,424	349
AmTrust Financial Services (A)	8,800	109
Apollo Commercial Real Estate Finance ‡(A)	18,100	327
Ares Capital	1,950	31
Argo Group International Holdings	5,425	327
ARMOUR Residential ‡(A)	15,900	420
Aspen Insurance Holdings	21,576	975
Associated Banc	14,000	307
Assurant	2,451	232
Assured Guaranty	29,319	1,247
Astoria Financial	4,000	78
Axis Capital Holdings	13,113	790
Banc of California (A)	26,800	497
BancFirst	7,109	358
Banco Latinoamericano de Comercio Exterior, Cl E	15,363	414
Bancorpsouth	10,408	302
Bank of Hawaii	2,094	164
Bank of Marin Bancorp	574	38
BankUnited	28,600	952
Banner	18,900	1,042
Berkshire Hills Bancorp	21,161	715
BlackRock Capital Investment	33,900	241
Blackstone Mortgage Trust, Cl A ‡(A)	9,500	298
BOK Financial	530	43
Boston Private Financial Holdings	52,694	775
Bryn Mawr Bank	297	12
Camden National	20,586	803
Capital Bank Financial, Cl A	1,183	44
Carolina Financial	1,471	50
Cathay General Bancorp	4,360	154
CenterState Banks	10,024	245
Central Pacific Financial	16,035	465
Chimera Investment ‡	5,781	110
City Holding	2,543	161
CNO Financial Group	87,785	1,962
CoBiz Financial	50,908	868
Commerce Bancshares (A)	10,224	562
Community Trust Bancorp	10,575	450
Credit Acceptance *(A)	535	146
Cullen/Frost Bankers	305	26
Customers Bancorp *	17,700	499
CVB Financial	26,895	557

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CYS Investments ‡	38,000	$334
Dime Community Bancshares	26,676	506
Dynex Capital ‡	39,900	285
E*TRADE Financial *	4,292	176
Eagle Bancorp *	22,347	1,390
East West Bancorp	5,537	307
Employers Holdings	8,480	357
Enstar Group *	1,241	258
Enterprise Financial Services	9,808	375
Erie Indemnity, Cl A	130	16
Essent Group *	772	30
Evercore, Cl A	7,309	551
Everest Re Group	5,774	1,458
FCB Financial Holdings, Cl A *	246	11
Federal Agricultural Mortgage, Cl C	14,214	968
Federated National Holding	5,165	80
Fidelity Southern	17,800	389
Financial Institutions	2,087	57
First American Financial	17,525	860
First BanCorp *	59,195	336
First Busey	15,539	448
First Business Financial Services	9,400	200
First Citizens BancShares, Cl A	1,527	520
First Commonwealth Financial	25,961	327
First Defiance Financial	10,304	504
First Financial	5,789	251
First Financial Bancorp	800	19
First Foundation *	21,200	359
First Horizon National	4,514	78
First Interstate Bancsystem, Cl A	16,262	572
First Merchants	10,716	421
FirstCash	4,261	250
Flagstar Bancorp *	24,831	815
Flushing Financial	23,619	646
FNB (Pennsylvania)	93,213	1,183
Fulton Financial	65,790	1,148
Genworth Financial, Cl A *	18,733	64
Glacier Bancorp	27,970	929
Great Southern Bancorp	1,824	91
Great Western Bancorp	18,906	679
Green Bancorp *	31,555	633
Green Dot, Cl A *	351	17
Hancock Holding	33,299	1,463
Hanmi Financial	27,874	744
Hanover Insurance Group	15,924	1,563
Health Insurance Innovations, Cl A *	10,573	356
Heartland Financial USA	6,776	308
Hercules Capital	11,500	140
Heritage Financial	4,731	124
Heritage Insurance Holdings (A)	22,903	261
HomeStreet *	8,500	215
Hope Bancorp	35,628	575

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IBERIABANK	16,981	$1,301
Independent Bank	25,084	512
Infinity Property & Casualty	310	27
International Bancshares	18,626	670
International FCStone *	5,569	198
Invesco Mortgage Capital ‡	851	14
Investors Bancorp	26,890	352
James River Group Holdings	2,220	89
Kearny Financial	11,500	163
Kemper	12,100	580
Ladder Capital, Cl A	20,100	276
Lakeland Bancorp	19,800	366
Lakeland Financial	2,259	98
Legg Mason	14,600	558
LendingClub *	2,563	16
LendingTree *	1,928	445
LPL Financial Holdings	7,530	353
Maiden Holdings	21,600	157
MainSource Financial Group	17,400	569
Mercantile Bank	10,100	307
Meridian Bancorp	19,364	341
MFA Financial ‡	11,125	98
MGIC Investment *	84,353	966
Moelis, Cl A	8,632	340
Mortgage Investment Trust ‡	14,400	277
National Bank Holdings, Cl A	31,480	1,013
National Western Life Group, Cl A	627	210
Nelnet, Cl A	14,552	690
New Residential Investments ‡	7,487	123
New York Mortgage Trust ‡(A)	57,400	359
Northfield Bancorp (A)	16,900	272
OceanFirst Financial	25,955	648
OFG Bancorp	22,050	192
Old National Bancorp	22,851	374
Opus Bank	926	21
Oritani Financial	833	13
Peapack Gladstone Financial	898	27
PennantPark Investment	83,000	623
PennyMac Financial Services, Cl A *	9,728	165
PennyMac Mortgage Investment Trust ‡	14,000	242
Piper Jaffray	3,500	194
PJT Partners	11,515	445
Popular	43,897	1,752
PRA Group *	564	16
Preferred Bank	3,152	170
Prosperity Bancshares	13,771	823
QCR Holdings	946	41
Radian Group	92,140	1,612
Regional Management *(A)	21,211	466
Reinsurance Group of America, Cl A	3,814	513
RenaissanceRe Holdings	4,637	645
Renasant	20,440	814

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Bancorp, Cl A	10,200	$363
S&T Bancorp	685	25
Safety Insurance Group	816	58
Sandy Spring Bancorp	20,731	800
Seacoast Banking Corporation of Florida *	30,420	696
Selective Insurance Group	20,325	1,024
Signature Bank NY *	299	38
SLM *	22,253	226
South State	48	4
Starwood Property Trust ‡	7,115	158
State Bank Financial	14,089	379
Sterling Bancorp (A)	30,545	686
Stewart Information Services	77	3
Stock Yards Bancorp	1,335	46
Stonegate Bank	1,070	52
SVB Financial Group *	90	15
Synovus Financial	8,449	356
TCF Financial	56,527	878
Texas Capital Bancshares *	94	7
Tompkins Financial	488	37
Torchmark	6,921	533
TPG Specialty Lending	13,800	286
TriCo Bancshares	12,973	462
Triumph Bancorp *	1,072	30
TrustCo Bank	21,403	169
Trustmark	533	16
Two Harbors Investment ‡	11,052	113
UMB Financial	328	22
UMH Properties ‡	16,289	258
Umpqua Holdings	47,894	838
Union Bankshares	9,324	292
United Community Banks	50,728	1,324
United Financial Bancorp	38,500	667
United Fire Group	1,821	77
Universal Insurance Holdings (A)	13,700	294
Validus Holdings	20,041	1,005
Voya Financial	5,414	207
Walker & Dunlop *	6,537	315
Washington Federal	17,200	537
Waterstone Financial	1,379	24
WesBanco	5,500	209
Western Alliance Bancorp *	20,251	977
White Mountains Insurance Group	170	148
Wintrust Financial	33,190	2,417
World Acceptance *(A)	3,200	239
WSFS Financial	21,115	944
Zions Bancorporation	9,020	394

		84,142

Health Care — 14.5%
Acadia Healthcare *	58,155	2,730
Accuray *(A)	48,000	199

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aclaris Therapeutics *	13,477	$349
Acorda Therapeutics *(A)	1,617	34
Adamas Pharmaceuticals *(A)	31,660	663
Aerie Pharmaceuticals *(A)	14,332	822
Akebia Therapeutics *	20,987	351
Alere *	2,684	133
AMAG Pharmaceuticals *(A)	102,994	1,720
AMN Healthcare Services *	81,494	3,044
Analogic	7,230	517
Ardelyx *	34,643	178
Array BioPharma *	1,730	17
AtriCure *	27,618	619
Avadel Pharmaceuticals ADR *	97,510	897
Avexis *(A)	5,029	469
AxoGen *	22,205	391
Axovant Sciences *	1,533	31
BioSpecifics Technologies *	606	29
BioTelemetry *	11,544	429
Bluebird Bio *	2,841	355
Calithera Biosciences *	1,781	29
Cambrex *	214	11
Capital Senior Living *	100,651	1,251
Catalent *	9,487	392
Catalyst Pharmaceuticals *	2,867	8
Clovis Oncology *	4,139	315
Community Health Systems *(A)	2,752	21
Conatus Pharmaceuticals *	1,037	6
CONMED	16,225	805
Corcept Therapeutics *	4,239	71
CorVel *	747	39
Cross Country Healthcare *	4,265	53
CryoLife *	29,935	623
Cutera *	14,496	539
Cymabay Therapeutics *	49,545	309
Dynavax Technologies *(A)	21,258	382
Eagle Pharmaceuticals *	803	44
Emergent Biosolutions *	8,459	316
Enanta Pharmaceuticals *	139	6
Esperion Therapeutics *(A)	7,796	385
Exact Sciences *(A)	27,206	1,140
Exactech *	13,800	422
Exelixis *	10,804	316
FibroGen *	9,760	470
Genomic Health *	622	20
Global Blood Therapeutics *(A)	10,675	325
Globus Medical, Cl A *	1,786	54
GlycoMimetics *	25,478	311
Halozyme Therapeutics *	1,243	16
HealthEquity *	13,880	594
HealthSouth	18,428	843
Horizon Pharma *	1,099	15
ImmunoGen *(A)	53,503	447

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Immunomedics *(A)	84,282	$1,065
INC Research Holdings, Cl A *	1,080	63
Innoviva *	857	12
Inogen *	13,235	1,268
Insulet *	6,164	358
Integer Holdings *	32,880	1,511
Integra LifeSciences Holdings *	26,644	1,359
Intercept Pharmaceuticals *	5,732	668
Intersect ENT *	11,635	360
iRadimed *	1,334	13
iRhythm Technologies *	7,489	358
K2M Group Holdings *	13,729	321
Kindred Healthcare	24,200	196
Kite Pharma *	3,693	657
La Jolla Pharmaceutical *(A)	10,627	363
Lannett *(A)	15,700	276
Lantheus Holdings *	17,083	299
LeMaitre Vascular	616	22
LHC Group *	5,966	389
LifePoint Hospitals *	11,500	666
Ligand Pharmaceuticals *	16,594	2,138
Loxo Oncology *(A)	6,013	501
MacroGenics *	681	13
Magellan Health Services *	18,979	1,535
Masimo *	3,469	293
Medidata Solutions *	25,641	1,922
Meridian Bioscience	1,298	18
Merit Medical Systems *	8,722	360
MiMedx Group *(A)	18,315	298
Molina Healthcare *	22	1
Momenta Pharmaceuticals *	1,921	32
MyoKardia *	8,686	377
Myriad Genetics *	1,479	45
National Healthcare	217	14
Nektar Therapeutics, Cl A *	15,590	328
NeoGenomics *	193,889	1,960
Nevro *(A)	6,327	545
NuVasive *	18,039	1,127
NxStage Medical *	492	14
Omeros *(A)	12,811	262
Omnicell *	30,062	1,542
OraSure Technologies *	58,007	1,184
Owens & Minor	9,100	254
Pacira Pharmaceuticals *	3,160	120
Paratek Pharmaceuticals *(A)	26,434	745
PAREXEL International *	427	38
PDL BioPharma *	45,358	141
Penumbra *(A)	3,698	318
PerkinElmer	653	44
Phibro Animal Health, Cl A	9,717	345
Portola Pharmaceuticals, Cl A *	8,158	518
PRA Health Sciences *	28,676	2,220

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prestige Brands Holdings *	52,668	$2,671
Prothena *	339	21
Puma Biotechnology *(A)	3,814	353
QIAGEN	7,238	233
Quality Systems *	1,783	28
Quidel *	10,825	378
Repligen *	482	21
Sarepta Therapeutics *(A)	8,318	335
SciClone Pharmaceuticals *	14,678	161
Spark Therapeutics *(A)	4,258	351
Sucampo Pharmaceuticals, Cl A *(A)	22,700	267
Supernus Pharmaceuticals *	74,074	3,393
SurModics *	1,506	39
Synergy Pharmaceuticals *(A)	178,143	531
Tabula Rasa HealthCare *	2,300	52
Tactile Systems Technology *(A)	24,194	795
Teladoc *(A)	12,249	411
TG Therapeutics *(A)	28,841	366
Tivity Health *	8,174	320
Trinity Biotech ADR *(A)	26,600	143
Triple-S Management, Cl B *	17,023	421
United Therapeutics *	3,937	515
Vanda Pharmaceuticals *	25,878	445
Veracyte *	47,558	389
Vocera Communications *	47,480	1,322
VWR *	2,670	88
WellCare Health Plans *	3,270	571
Xencor *	189	4

		68,655

Industrials — 15.2%
AAR	9,978	360
ABM Industries	14,888	661
ACCO Brands *	33,500	367
Aerojet Rocketdyne Holdings *	11,746	348
AGCO	7,947	544
Air Lease, Cl A (A)	13,700	557
Air Transport Services Group *	92,400	2,121
Aircastle	26,200	587
Alamo Group	3,837	352
Alaska Air Group	6,507	486
Allegiant Travel, Cl A	162	19
Altra Industrial Motion	7,464	344
American Railcar Industries (A)	5,600	202
American Woodmark *	647	54
Apogee Enterprises	49,568	2,166
ARC Document Solutions *	34,400	121
ArcBest	11,505	342
Argan	1,126	71
Astec Industries	5,471	272
Atlas Air Worldwide Holdings *	7,700	514
Barnes Group	1,532	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barrett Business Services	310	$16
BMC Stock Holdings *	5,000	101
Brady, Cl A	31,458	1,049
Briggs & Stratton	24,103	505
Brink’s	5,702	447
Builders FirstSource *	20,819	339
BWX Technologies	44,974	2,461
CAI International *	499	15
Carlisle	1,520	144
Celadon Group (A)	36,200	181
Chicago Bridge & Iron (A)	217	3
CIRCOR International (A)	12,945	622
Columbus McKinnon	11,655	385
Comfort Systems USA	1,081	37
Commercial Vehicle Group *	2,777	16
Continental Building Products *	40,576	988
Copa Holdings, Cl A	2,497	310
Covanta Holding (A)	19,100	274
Crane	4,063	302
Curtiss-Wright	4,356	422
Deluxe	57,057	3,957
DigitalGlobe *	640	22
Ducommun *	10,852	298
DXP Enterprises *	96	3
EMCOR Group	20,069	1,325
EnerSys	185	12
Ennis	43,237	826
EnPro Industries	5,747	405
Essendant	6,900	82
Esterline Technologies *	3,796	324
Exponent	11,174	761
Foundation Building Materials *	5,700	74
FreightCar America	18,836	342
GATX (A)	8,600	521
Generac Holdings *	4,100	166
Global Brass & Copper Holdings	25,574	763
GMS *	2,178	70
Granite Construction	16,173	893
Great Lakes Dredge & Dock *	82,300	333
Hawaiian Holdings *	15,345	658
Healthcare Services Group	38,112	1,951
Herman Miller	10,600	357
Hub Group, Cl A *	770	30
Hubbell, Cl B	787	89
Hudson Technologies *(A)	43,375	386
Huntington Ingalls Industries	2,313	495
Hyster-Yale Materials Handling	6,786	483
ICF International *	3,890	187
InnerWorkings *	23,300	244
Insperity	881	71
Interface, Cl A	54,663	1,039
ITT	13,404	541

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group	3,368	$183
JetBlue Airways *	46,356	918
John Bean Technologies	25,503	2,262
Kadant	13,613	1,182
KBR (A)	21,000	342
Kelly Services, Cl A	19,645	425
KEYW Holding *(A)	17,200	123
Kforce	2,325	42
KLX *	5,328	255
Knoll	225	4
Kornit Digital *	37,104	631
Kratos Defense & Security Solutions *(A)	27,827	372
LB Foster, Cl A	5,700	109
LSC Communications	3,268	53
Lydall *	12,492	587
Macquarie Infrastructure	1,955	146
Manpowergroup	2,552	285
Marten Transport	1,151	20
MasTec *	31,912	1,302
Matson	523	13
McGrath RentCorp	371	15
Meritor *	53,098	1,054
Moog, Cl A *	4,283	329
MSC Industrial Direct, Cl A	1,440	99
Mueller Industries	486	14
Mueller Water Products, Cl A	4,238	51
MYR Group *	6,812	176
National Presto Industries	970	97
Navigant Consulting *	4,872	75
NCI Building Systems *	321	5
Neff, Cl A *	1,681	42
Northwest Pipe *(A)	29,320	538
NV5 Global *	15,630	754
Old Dominion Freight Line	2,823	282
On Assignment *	38,464	1,835
Orbital ATK	2,665	297
Orion Marine Group *	14,200	86
Oshkosh Truck	5,177	386
Owens Corning	10,069	746
Park-Ohio Holdings	10,662	425
Ply Gem Holdings *	23,689	368
Powell Industries	288	8
Quad, Cl A	18,000	343
Radiant Logistics	1,329	7
RBC Bearings *	3,079	339
Regal-Beloit	3,039	229
Resources Connection	3,645	46
Roadrunner Transportation Systems *	13,875	104
RPX *	11,271	147
Rush Enterprises, Cl A *	20,653	847
Ryder System	665	52
Saia *	8,717	493

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SkyWest	10,494	$364
SP Plus *	5,031	186
Sparton *	7,368	171
Spirit AeroSystems Holdings, Cl A	6,097	454
Spirit Airlines *	6,084	207
Standex International	7,745	739
Steelcase, Cl A	31,614	417
Sun Hydraulics	7,152	343
Supreme Industries, Cl A	12,985	272
Swift Transportation, Cl A *	36,067	1,012
Team *(A)	17,900	221
Teledyne Technologies *	203	30
Terex	22,715	876
Timken	2,111	95
Titan Machinery *	8,500	110
Triton International	12,131	448
Triumph Group (A)	9,107	239
TrueBlue *	20,757	424
Tutor Perini *	28,800	753
Valmont Industries	744	107
Vectrus *	17,702	506
Veritiv *	398	11
Viad	3,346	184
Wabash National (A)	40,895	860
WABCO Holdings *	2,410	346
WageWorks *	51,667	3,046
Werner Enterprises	1,596	53
Wesco Aircraft Holdings *(A)	36,100	303
WESCO International *	5,855	295
West	252	6
XPO Logistics *(A)	37,864	2,317

		71,847

Information Technology — 20.1%
Acacia Communications *(A)	4,900	239
Acxiom *	132,775	3,092
ADTRAN	39,998	884
Advanced Energy Industries *	993	73
Aerohive Networks *	57,700	199
Alarm.com Holdings *	7,616	342
Alpha & Omega Semiconductor *	13,246	210
Amkor Technology *	92,781	815
Anixter International *	5,161	381
ARRIS International *	5,608	156
Arrow Electronics *	6,022	478
Aspen Technology *	498	32
Avid Technology *	6,963	31
Avnet	10,153	392
AVX	11,428	199
Axcelis Technologies *	14,269	298
AXT *	55,605	434
Bankrate *	757	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barracuda Networks *	3,589	$87
Bazaarvoice *	52,630	250
Bel Fuse, Cl B	10,088	257
Belden	12,475	961
Benchmark Electronics *	29,988	975
Black Box	9,802	29
Blackbaud (A)	3,636	307
Blackhawk Network Holdings, Cl A *	83,988	3,763
Blucora *	16,196	369
Booz Allen Hamilton Holding, Cl A	26,198	894
Box, Cl A *	16,236	319
Brightcove *	1,209	9
Brocade Communications Systems	11,776	146
Brooks Automation	14,417	376
CACI International, Cl A *	1,297	168
CalAmp *	112,796	2,091
Callidus Software *	99,830	2,571
Carbonite *(A)	13,977	280
Care.com *	1,943	29
Cavium *	32,157	2,036
Cirrus Logic *	1,201	70
Cognex	19,083	2,079
Coherent *	8,517	1,987
Cohu	9,966	187
CommVault Systems *	44	3
Control4 *	8,773	217
Convergys	18,119	426
Cornerstone OnDemand *	58,984	2,063
CSG Systems International	9,300	360
CSRA	27,525	867
DHI Group *	37,500	73
Digi International *	4,226	39
Diodes *	4,300	121
Electronics For Imaging *	40,172	1,429
EMCORE *	2,505	23
Entegris *	2,807	71
Envestnet *	7,819	348
ePlus *	693	58
Euronet Worldwide *	20,808	2,045
Everbridge *	14,891	345
EVERTEC	23,758	437
Extreme Networks *	37,805	432
Fair Isaac	146	21
Finisar *	75,849	1,832
FireEye *(A)	220,344	3,255
First Solar *	3,201	150
Five9 *	93,150	2,003
FLIR Systems	7,747	294
FormFactor *	28,859	436
Gigamon *	593	25
GrubHub *(A)	7,114	406
GTT Communications *	10,797	343

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software *	4,736	$359
Hackett Group	6,115	84
Hortonworks *	22,301	379
Ichor Holdings *	14,432	330
II-VI *	8,486	304
Inphi *(A)	19,466	745
Insight Enterprises *	19,134	767
Instructure *(A)	15,842	469
InterDigital	380	27
Internap Network Services *	76,362	341
Intevac *	1,124	10
Itron *	4,556	331
IXYS *	5,646	130
j2 Global (A)	9,920	747
Jabil	7,421	233
KEMET *	21,656	518
Kimball Electronics *	3,694	70
Kulicke & Soffa Industries *	33,200	632
Littelfuse	13,483	2,510
LivePerson *	29,760	399
LogMeIn	18,070	2,067
Lumentum Holdings *(A)	5,156	293
Marvell Technology Group	30,012	538
MAXIMUS	38,986	2,370
MaxLinear, Cl A *	15,250	329
Medallion Financial (A)	23,200	55
Mercury Systems *	54,819	2,645
Methode Electronics	10,743	439
Microsemi *	9,812	494
MicroStrategy, Cl A *	2,175	281
Mitek Systems *	773	8
MKS Instruments	3,374	278
MobileIron *	2,728	10
Monolithic Power Systems	18,396	1,864
Nanometrics *	6,668	172
NETGEAR *	10,868	522
New Relic *	5,600	268
NIC	2,618	43
Novanta *	8,666	339
ON Semiconductor *	1,014	17
Paycom Software *(A)	4,607	344
PC Connection	486	12
PCM *	3,685	48
PDF Solutions *	76,652	1,164
Pegasystems	22,930	1,320
Perficient *	54,996	1,006
Photronics *	55,951	442
Plantronics	7,166	306
Plexus *	1,718	89
Proofpoint *(A)	24,082	2,210
PROS Holdings *	12,188	321
Q2 Holdings *	39,429	1,601

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QAD, Cl A	5,493	$185
Qualys *	69	3
Quantum *	11,733	65
RealPage *	8,533	368
RingCentral, Cl A *	54,120	2,292
Rogers *	2,467	292
Rubicon Project *	876	3
Rudolph Technologies *	21,321	473
Sanmina *	39,835	1,492
ScanSource *	19,234	755
Science Applications International	1,177	87
Semtech *	7,565	284
Shutterstock *	743	25
Silicom	6,110	334
Silicon Laboratories *	4,433	336
Sonus Networks *	21,118	146
Stamps.com *	1,693	324
SunPower, Cl A *(A)	1,909	17
SuperCom *(A)	17,371	54
Sykes Enterprises *	23,739	633
Synaptics *	971	40
Synchronoss Technologies *	316	5
SYNNEX	2,611	312
Tech Data *	10,301	1,136
Teradyne	3,711	132
Trade Desk, Cl A *(A)	6,497	344
Travelport Worldwide	4,341	66
TrueCar *(A)	95,100	1,612
TTM Technologies *(A)	28,300	403
Tyler Technologies *	9,896	1,710
Ultra Clean Holdings *	13,653	315
Universal Display	2,227	283
USA Technologies *	59,100	322
Varonis Systems *	9,111	354
Veeco Instruments *	5,301	100
Verint Systems *	938	37
Viavi Solutions *	24,995	251
Vishay Intertechnology (A)	23,300	412
Vishay Precision Group *	20,000	437
Web.com Group *	14,653	371
WebMD Health, Cl A *	277	18
XO Group *	3,797	71
Yelp, Cl A *	947	40
Zix *	2,632	14

		94,861

Materials — 4.1%
A. Schulman	7,300	222
Advanced Emissions Solutions	1,254	13
AdvanSix *	3,514	112
Alcoa *	843	37
Allegheny Technologies (A)	14,600	304

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avery Dennison	2,236	$211
Bemis	3,595	153
Boise Cascade *	14,400	432
Cabot	19,751	1,040
Carpenter Technology	14,755	598
Clearwater Paper *	5,600	260
Cleveland-Cliffs *	20,634	173
Coeur Mining *	2,824	25
Commercial Metals	1,008	19
Domtar (A)	9,600	388
Ferro *	17,217	332
Ferroglobe *	90,700	476
Flotek Industries *(A)	8,700	45
FutureFuel	20,555	277
Glatfelter	15,000	260
Gold Resource	3,308	13
Greif, Cl A	1,787	108
Haynes International	4,738	145
Hecla Mining	16,917	89
Huntsman	3,268	87
Ingevity *	6,863	432
Innophos Holdings	6,753	308
Kaiser Aluminum	6,900	665
KMG Chemicals	6,407	308
Koppers Holdings *	48	2
Kronos Worldwide	2,885	60
Louisiana-Pacific *	2,461	63
Materion	8,149	311
Minerals Technologies	10,202	653
OMNOVA Solutions *	14,413	125
Owens-Illinois *	21,200	522
PolyOne	16,620	601
Real Industry *(A)	35,300	60
Reliance Steel & Aluminum	6,322	458
Royal Gold	1,264	118
Schweitzer-Mauduit International	10,800	410
Sensient Technologies	18,363	1,325
Silgan Holdings	21,068	634
Sonoco Products	1,682	81
Steel Dynamics	12,224	421
Stepan	5,889	456
Summit Materials, Cl A *	41,141	1,215
SunCoke Energy *	130	1
Tahoe Resources	10,833	52
Trinseo	22,468	1,503
United States Steel	671	18
US Concrete *(A)	29,578	2,368
Valvoline	6,478	138
Worthington Industries	1,495	75

		19,202

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 6.1%
Acadia Realty Trust ‡	28,485	$817
Agree Realty ‡	18,259	915
Alexander & Baldwin	576	25
Alexander’s ‡	677	283
Alexandria Real Estate Equities ‡	1,681	204
American Assets Trust ‡	18,850	766
American Campus Communities ‡	8,308	395
Apartment Investment & Management, Cl A ‡	5,453	247
Ashford Hospitality Prime ‡	4,219	41
Ashford Hospitality Trust ‡	51,500	320
Brixmor Property Group ‡	6,370	119
Camden Property Trust ‡	5,816	520
CBL & Associates Properties ‡(A)	25,200	202
Cedar Realty Trust ‡	30,600	154
Chatham Lodging Trust ‡	9,200	187
Colony NorthStar, Cl A ‡	3,807	50
Columbia Property Trust ‡	6,558	138
CoreCivic ‡	3,528	95
CoreSite Realty ‡	14,203	1,687
Corporate Office Properties Trust ‡	6,761	226
DCT Industrial Trust ‡	1,933	113
DDR ‡	37,900	367
DiamondRock Hospitality ‡	66,445	730
Douglas Emmett ‡	1,212	47
Duke Realty ‡	10,921	325
Education Realty Trust ‡	21,451	829
EPR Properties ‡	2,786	194
Equity Commonwealth *‡	53,110	1,643
First Industrial Realty Trust ‡	9,432	292
First Potomac Realty Trust ‡	932	10
Forestar Group *	2,289	39
Four Corners Property Trust ‡	21,119	537
Franklin Street Properties ‡	29,200	291
GEO Group ‡	7,753	214
Getty Realty ‡	29,663	818
Government Properties Income Trust ‡	15,600	289
Gramercy Property Trust ‡	13,366	407
Healthcare Realty Trust ‡	25,533	850
Hersha Hospitality Trust, Cl A ‡	12,700	236
Highwoods Properties ‡	14,846	775
Hospitality Properties Trust ‡	25,911	709
InfraREIT ‡	17,926	403
Jones Lang LaSalle	2,497	304
Kennedy-Wilson Holdings	18,100	349
Kilroy Realty ‡	5,187	359
LaSalle Hotel Properties ‡(A)	27,865	791
Lexington Realty Trust ‡	7,136	70
Liberty Property Trust ‡	8,489	362
LTC Properties ‡	949	46
Mack-Cali Realty ‡	11,995	275
MedEquities Realty Trust ‡	23,300	267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medical Properties Trust ‡	126,328	$1,663
Monmouth Real Estate Investment, Cl A ‡	3,252	53
Monogram Residential Trust ‡	1,278	15
National Retail Properties ‡	2,332	98
Outfront Media ‡	1,820	40
Park Hotels & Resorts ‡	43,590	1,163
Pebblebrook Hotel Trust ‡(A)	22,954	771
Piedmont Office Realty Trust, Cl A ‡	22,943	465
PS Business Parks ‡	193	26
Rayonier ‡	3,387	98
RE/MAX Holdings, Cl A	607	37
Realogy Holdings	967	33
Regency Centers ‡	1,200	77
Retail Properties of America, Cl A ‡	2,773	37
RLJ Lodging Trust ‡	5,794	117
Sabra Health Care ‡	33,732	737
Saul Centers ‡	386	23
Select Income ‡	31,363	728
Seritage Growth Properties ‡(A)	2,600	125
Starwood Waypoint Homes ‡	3,769	140
Summit Hotel Properties ‡	27,500	408
Sunstone Hotel Investors ‡	24,906	394
Terreno Realty ‡	22,790	826
Tier ‡	677	13
Weingarten Realty Investors ‡	2,331	75
Whitestone, Cl B ‡(A)	25,300	317
Xenia Hotels & Resorts ‡	9,677	193

		29,004

Telecommunication Services — 0.4%
8x8 *	2,277	32
Boingo Wireless *	17,670	364
Cincinnati Bell *	28,165	593
IDT, Cl B	11,858	175
Iridium Communications *(A)	36,200	402
magicJack VocalTec *(A)	22,200	163
Ooma *	15,200	149
Telephone & Data Systems	2,977	87

		1,965

Utilities — 2.8%
ALLETE	5,218	404
Avista (A)	11,304	581
Black Hills	403	28
Cadiz *(A)	3,800	46
Chesapeake Utilities	12,965	1,030
Connecticut Water Service	1,042	57
El Paso Electric	4,148	230
Great Plains Energy	6,874	211
Hawaiian Electric Industries	12,263	410
IDACORP	11,144	992
MDU Resources Group	1,115	30

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGE Energy	4,702	$299
Middlesex Water	3,221	122
NorthWestern	6,572	396
ONE Gas	25,696	1,933
Pinnacle West Capital	2,896	261
PNM Resources	25,195	1,068
Portland General Electric	28,651	1,361
SJW	9,725	540
Southwest Gas	13,134	1,044
Spark Energy, Cl A (A)	27,200	431
Spire	408	31
UGI	22,578	1,116
Unitil	3,983	199
Vistra Energy	30,668	543
WGL Holdings	1,822	154

		13,517

Total Common Stock (Cost $393,109) ($ Thousands)		454,859

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Fund	3,000	349

Total Exchange Traded Fund (Cost $346) ($ Thousands)		349

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019 *	1,964	–
Kinder Morgan Escrow *‡‡	69,896	–
Media General *‡‡	1,155	–
Allos Therapeutics *‡‡	81,300	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/2014 (B) (C)	$2,856	–

Total Convertible Bond (Cost $445) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.8%
SEI Liquidity Fund, L.P. 1.130% **†(D)	41,337,650	$41,335

Total Affiliated Partnership (Cost $41,337) ($ Thousands)		41,335

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	17,672,680	17,673

Total Cash Equivalent (Cost $17,673) ($ Thousands)		17,673

Total Investments in Securities — 108.8% (Cost $452,910) ($ Thousands) @		$514,216

Percentages are based on Net Assets of $472,607 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $40,314 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $41,335 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $443,771 ($ Thousands), and the unrealized appreciation and depreciation were $87,560 ($ Thousands) and ($17,115) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$454,859	$–	$–	$454,859
Exchange Traded Fund	349	–	–	349
Convertible Bond	–	–	–	–
Rights	–	–	–	–
Affiliated Partnership	–	41,335	–	41,335
Cash Equivalent	17,673	–	–	17,673

Total Investments in Securities	$472,881	$41,335	$–	$514,216

‡ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$47,636	$29,789	$(36,090)	$41,335	$125
SEI Daily Income Trust, Government Fund, Cl F	25,242	43,494	(51,063)	17,673	36

Totals	$72,878	$73,283	$(87,153)	$59,008	$161

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 10.7%
1-800-Flowers.com, Cl A *	15,557	$140
2U *(A)	28,935	1,450
Aaron’s	7,388	327
Adtalem Global Education	22,354	764
AMC Entertainment Holdings, Cl A (A)	37,318	500
American Eagle Outfitters	2,066	25
American Public Education *	10,342	191
Bassett Furniture Industries	1,776	64
Beazer Homes USA *	4,663	70
Bed Bath & Beyond	1,240	34
Big 5 Sporting Goods (A)	7,844	60
Big Lots (A)	33,353	1,588
Biglari Holdings *	142	42
BJ’s Restaurants *	2,144	65
Bloomin’ Brands	28,710	488
Bob Evans Farms (A)	12,816	881
Boot Barn Holdings *(A)	29,121	236
Boyd Gaming	28,467	753
Bridgepoint Education *	24,358	215
Brinker International	500	16
Buffalo Wild Wings *	2,816	289
Burlington Stores *	742	65
Cabela’s *	904	49
Callaway Golf	29,205	407
Camping World Holdings, Cl A (A)	9,726	357
Capella Education	4,695	316
Carrols Restaurant Group *	504	5
Carter’s (A)	18,211	1,579
Century Communities *	5,956	134
Cheesecake Factory	388	16
Citi Trends	11,053	200
Conn’s *(A)	51,652	896
Cooper Tire & Rubber (A)	7,515	252
Cooper-Standard Holdings *	3,363	338
Core-Mark Holdings (A)	34,590	936
Dana Holdings	17,240	415
Dave & Buster’s Entertainment *	5,241	306
Deckers Outdoor *	3,716	237
Del Frisco’s Restaurant Group *	16,244	227
DSW, Cl A (A)	19,919	369
Entravision Communications, Cl A	712	4
Express *	19,522	124
Extended Stay America	43,122	845
Flexsteel Industries	3,740	170
Fogo De Chao *	4,215	53
Foot Locker	2,632	93
Francesca’s Holdings *	11,230	82
Gannett	2,361	20
Genesco *	3,636	77
Gentherm *	24,155	752
Goodyear Tire & Rubber	12,129	368

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graham Holdings, Cl B	225	$132
Grand Canyon Education *	14,905	1,223
H&R Block	3,882	104
Haverty Furniture	3,424	80
Helen of Troy *	5,683	513
Hibbett Sports *	22,594	278
Hooker Furniture	3,147	127
Horizon Global *	29,863	514
iRobot *	1,328	127
Jack in the Box	13,006	1,218
Johnson Outdoors, Cl A	1,017	65
K12 *	20,184	362
Kimball International, Cl B	4,424	75
La Quinta Holdings *	8,991	142
La-Z-Boy, Cl Z	10,409	248
Lear	3,827	572
Libbey	17,133	140
Liberty Expedia Holdings, Cl A *	1,159	63
Lithia Motors, Cl A (A)	6,770	731
Lumber Liquidators Holdings *(A)	11,224	421
M/I Homes *	650	16
Malibu Boats, Cl A *	29,603	798
Marriott Vacations Worldwide	1,095	127
MCBC Holdings *	3,144	54
Michaels *	11,588	260
Modine Manufacturing *	20,689	334
Monro (A)	18,268	871
Movado Group	1,189	33
MSG Networks *	1,428	31
Murphy USA *(A)	18,023	1,162
NACCO Industries, Cl A	2,907	211
National CineMedia	89,760	486
New York Times, Cl A	1,024	19
Nexstar Media Group, Cl A (A)	24,821	1,494
Nutrisystem	5,669	308
Office Depot	10,246	44
Ollie’s Bargain Outlet Holdings *(A)	8,956	375
Oxford Industries	5,931	343
Party City Holdco *(A)	42,780	597
Perry Ellis International *	995	22
PetMed Express (A)	6,428	233
Planet Fitness, Cl A (A)	14,132	359
Playa Hotels & Resorts *	73,886	766
RCI Hospitality Holdings	1,012	24
Red Robin Gourmet Burgers *(A)	11,780	671
Ruth’s Hospitality Group	7,039	138
Sally Beauty Holdings *(A)	94,321	1,753
Scholastic	206	8
Select Comfort *	220	6
Shoe Carnival	2,302	46
Signet Jewelers (A)	8,515	537
Skechers U.S.A., Cl A *	64,003	1,692

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sotheby’s *(A)	6,119	$275
Spartan Motors	15,535	143
Staples	14,876	152
Steven Madden *	9,782	415
Stoneridge *	15,983	265
Tailored Brands (A)	11,219	133
Taylor Morrison Home, Cl A *	7,647	155
Tenneco	3,667	199
Texas Roadhouse, Cl A	5,414	257
Tilly’s, Cl A	7,900	87
Time	2,761	36
Toll Brothers	1,526	59
TopBuild *	6,606	392
Tower International	22,065	495
tronc *	562	8
Urban Outfitters *	5,675	116
Visteon *	10,255	1,184
Vitamin Shoppe *	1,350	7
Wayfair, Cl A *	4,177	297
Weight Watchers International *	9,370	439
William Lyon Homes, Cl A *(A)	53,585	1,285
Wolverine World Wide	74,926	1,971
Zagg *	21,777	274
Zumiez *	5,030	63

		47,550

Consumer Staples — 2.5%
Andersons	9,035	288
B&G Foods, Cl A (A)	11,277	344
Boston Beer, Cl A *	89	13
Casey’s General Stores (A)	5,039	531
Central Garden & Pet, Cl A *	24,556	837
Coca-Cola Bottling	30	6
Darling International *	61,026	1,062
Dean Foods	24,680	272
Energizer Holdings	7,960	351
Farmer Brothers *	377	12
Fresh Del Monte Produce	13,640	641
Hain Celestial Group *	15,674	630
Hostess Brands, Cl A *(A)	135,059	1,802
Ingles Markets, Cl A	1,694	37
Ingredion	1,698	210
John B Sanfilippo & Son	496	31
Lancaster Colony	782	91
National Beverage	1,454	169
Omega Protein	54,410	860
Performance Food Group *	43,168	1,200
Pilgrim’s Pride *(A)	6,428	189
Sanderson Farms (A)	2,769	409
Seaboard	26	112
Snyder’s-Lance (A)	12,610	448
SpartanNash	812	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SUPERVALU *	2,910	$58
TreeHouse Foods *(A)	10,185	682
Vector Group	2,441	53
Weis Markets	338	15

		11,373

Energy — 2.8%
Abraxas Petroleum *	45,988	78
Arch Coal (A)	5,606	448
Callon Petroleum *(A)	108,367	1,123
Carrizo Oil & Gas *(A)	60,001	806
Diamondback Energy *	1,624	147
Evolution Petroleum	112,528	782
Fairmount Santrol Holdings *	10,027	31
Forum Energy Technologies *(A)	45,135	524
Gulfport Energy *	97,356	1,220
International Seaways *	321	6
Jones Energy, Cl A *(A)	15,729	16
Matrix Service *	3,861	46
Midstates Petroleum *	6,238	90
Overseas Shipholding Group, Cl A *	60,990	138
Patterson-UTI Energy (A)	36,600	585
PBF Energy, Cl A (A)	86,759	2,054
Penn Virginia *(A)	2,100	81
Range Resources	20,210	351
REX American Resources *	4,518	391
RigNet *	32,210	515
SandRidge Energy *	5,067	87
Select Energy Services, Cl A *	19,038	268
Southwestern Energy *	205,535	1,120
SRC Energy *(A)	57,061	450
Ultra Petroleum *(A)	–	—
Whiting Petroleum *(A)	131,705	589
World Fuel Services	16,488	570

		12,516

Financials — 15.7%
1st Source	5,607	262
AGNC Investment ‡	7,081	153
Alleghany *	118	66
Ambac Financial Group *	5,385	98
American Equity Investment Life Holding	100,390	2,787
American Financial Group	2,776	283
Ameris Bancorp	15,900	700
AMERISAFE	101	5
Argo Group International Holdings	16,782	1,010
Aspen Insurance Holdings	7,612	344
Assurant	1,899	180
Assured Guaranty	21,218	903
Astoria Financial	4,750	93
Avista Healthcare Public Acquisition *	69,098	714
Axis Capital Holdings	9,668	582

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banc of California (A)	12,170	$226
BancFirst	4,998	252
Banco Latinoamericano de Comercio Exterior, Cl E	3,031	82
Bancorp *	43,896	345
Bancorpsouth	14,103	410
Bank of Hawaii	2,571	201
Bank of Marin Bancorp	250	16
Bank of NT Butterfield & Son	16,440	541
BankUnited	50,591	1,684
Berkshire Hills Bancorp	2,641	89
Blackstone Mortgage Trust, Cl A ‡(A)	32,236	1,011
BOK Financial	366	29
Boston Private Financial Holdings	2,696	40
Bryn Mawr Bank	444	18
Camden National	1,540	60
Capital Bank Financial, Cl A	1,546	58
Capitol Federal Financial	63,970	878
Carolina Financial	740	25
Cathay General Bancorp	3,122	110
CenterState Banks	10,036	246
Central Pacific Financial	4,939	143
Chemical Financial	33,103	1,503
Chimera Investment ‡	4,437	85
City Holding	2,249	142
CNO Financial Group	71,554	1,599
Commerce Bancshares (A)	8,361	460
Community Trust Bancorp	2,046	87
Cowen, Cl A *(A)	9,010	146
Credit Acceptance *(A)	420	114
Cullen/Frost Bankers	544	46
Customers Bancorp *	981	28
Dime Community Bancshares	4,809	91
E*TRADE Financial *	2,982	122
Eagle Bancorp *	2,296	143
East West Bancorp	4,601	255
Employers Holdings	8,366	353
Enstar Group *	1,074	223
Enterprise Financial Services	9,444	361
Erie Indemnity, Cl A	111	13
Essent Group *	1,941	76
Evercore, Cl A	1,133	85
Everest Re Group	3,757	949
FCB Financial Holdings, Cl A *	363	16
Federal Agricultural Mortgage, Cl C	4,475	305
Federated Investors, Cl B	7,553	206
Federated National Holding	6,488	101
Fidelity Southern	1,212	26
Financial Engines (A)	18,022	596
Financial Institutions	2,202	60
First BanCorp *	87,997	500
First Busey	2,966	86

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Citizens BancShares, Cl A	1,260	$429
First Commonwealth Financial	109,186	1,377
First Defiance Financial	8,216	402
First Financial	4,925	214
First Financial Bancorp	1,019	24
First Horizon National	50,093	862
First Interstate Bancsystem, Cl A	9,310	328
First Merchants	2,379	93
First Midwest	1,494	31
FirstCash	1,163	68
Flagstar Bancorp *	5,764	189
Flushing Financial	5,434	149
FNB (Pennsylvania)	233,743	2,966
Fulton Financial	17,740	310
Genworth Financial, Cl A *	21,664	74
Great Southern Bancorp	1,466	73
Great Western Bancorp	32,287	1,160
Green Dot, Cl A *	22,033	1,062
Hancock Holding	20,929	920
Hanmi Financial	7,259	194
Hanover Insurance Group	15,714	1,543
Health Insurance Innovations, Cl A *	10,827	364
Heartland Financial USA	5,826	265
Hercules Capital (A)	46,316	565
Heritage Financial	3,807	100
Heritage Insurance Holdings (A)	13,014	148
Hope Bancorp	4,486	72
Horace Mann Educators	22,360	786
IBERIABANK	25,313	1,939
Independent Bank	6,081	124
Independent Bank Group	10,953	610
Infinity Property & Casualty	7,569	669
International Bancshares	9,205	331
International FCStone *	7,187	255
Invesco Mortgage Capital ‡	2,832	48
Investors Bancorp	16,089	211
James River Group Holdings	926	37
Kemper	7,270	348
Lakeland Financial	1,838	80
Legg Mason	19,200	733
LendingClub *	8,006	50
LendingTree *	1,975	456
LPL Financial Holdings	7,711	361
MB Financial	18,304	728
Meridian Bancorp	1,184	21
MFA Financial ‡	8,540	75
MGIC Investment *	80,329	920
Moelis, Cl A	8,840	348
National Western Life Group, Cl A	1,051	351
NBT Bancorp	1,503	49
Nelnet, Cl A	932	44
New Residential Investments ‡	5,747	95

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OFG Bancorp	157,760	$1,372
Old National Bancorp	45,940	751
Opus Bank	4,134	93
Peapack Gladstone Financial	369	11
PennantPark Investment	76,043	571
PennyMac Financial Services, Cl A *	8,405	143
PJT Partners	10,957	424
Popular	12,648	505
PRA Group *(A)	1,288	37
Preferred Bank	1,634	88
ProAssurance	10,490	559
QCR Holdings	458	20
Radian Group	33,423	585
Regional Management *	12,709	279
Reinsurance Group of America, Cl A	2,412	324
RenaissanceRe Holdings	3,033	422
S&T Bancorp	466	17
Safety Insurance Group	689	49
Sandy Spring Bancorp	4,824	186
Simmons First National, Cl A (A)	13,875	724
SLM *	97,032	987
Starwood Property Trust ‡	3,784	84
State Bank Financial	2,947	79
Sterling Bancorp (A)	83,555	1,876
Stewart Information Services	321	12
Stonegate Bank	763	37
SVB Financial Group *	166	28
Synovus Financial	5,800	244
TCF Financial	38,232	594
Texas Capital Bancshares *	1,208	90
Tompkins Financial	483	37
Torchmark	4,872	375
TPG Pace Energy Holdings *	73,202	750
TPG Pace Holdings *	45,670	470
TriCo Bancshares	2,136	76
Triumph Bancorp *	2,517	71
Trupanion *(A)	15,818	346
TrustCo Bank	11,924	94
Trustmark	625	19
Two Harbors Investment ‡	8,484	87
UMB Financial	607	41
UMH Properties ‡	16,681	264
Umpqua Holdings	88,061	1,541
Union Bankshares	1,228	38
United Community Banks	1,317	34
United Fire Group	4,736	199
Univest Corp of Pennsylvania	26,463	771
Validus Holdings	20,960	1,051
Voya Financial	29,010	1,109
Walker & Dunlop *	6,667	321
Washington Federal	5,631	176
Waterstone Financial	1,611	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WesBanco	792	$30
Western Alliance Bancorp *	14,187	684
White Mountains Insurance Group	130	113
Wintrust Financial	24,572	1,789
WisdomTree Investments (A)	77,383	710
World Acceptance *	159	12
Zions Bancorporation	6,371	278

		69,777

Health Care — 14.6%
Acadia Healthcare *(A)	60,485	2,839
Accelerate Diagnostics *(A)	19,480	448
Acorda Therapeutics *(A)	3,814	79
Aerie Pharmaceuticals *(A)	6,351	364
Akebia Therapeutics *	22,704	380
Alere *	1,529	76
Allscripts Healthcare Solutions *	60,840	799
AMAG Pharmaceuticals *(A)	59,760	998
Amicus Therapeutics *	2,578	36
AMN Healthcare Services *(A)	52,094	1,946
Analogic	1,005	72
Array BioPharma *	3,395	33
Atara Biotherapeutics *(A)	25,984	409
Avadel Pharmaceuticals ADR *	70,224	646
Avexis *(A)	5,150	481
AxoGen *	22,739	400
Axovant Sciences *	2,896	58
BioSpecifics Technologies *	2,650	125
BioTelemetry *	11,822	439
Bluebird Bio *(A)	7,456	931
Blueprint Medicines *	85	5
Calithera Biosciences *	4,675	77
Cambrex *	171	9
Capital Senior Living *(A)	65,876	819
Catalent *	9,716	401
Charles River Laboratories International *	7,049	767
Chimerix *	77,888	371
Clementia Pharmaceuticals *	10,271	168
Clovis Oncology *	4,474	340
Community Health Systems *(A)	9,044	69
Conatus Pharmaceuticals *(A)	4,142	24
Corcept Therapeutics *	12,474	208
CorVel *	1,926	100
Cotiviti Holdings *	191	7
Cross Country Healthcare *	5,284	65
CryoLife *	26,067	542
Cutera *	14,845	552
Cymabay Therapeutics *	50,735	317
DBV Technologies ADR *	10,684	472
Dynavax Technologies *(A)	21,769	391
Eagle Pharmaceuticals *	2,392	131
Emergent Biosolutions *	4,080	152

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enanta Pharmaceuticals *	1,279	$55
Endologix *(A)	83,724	354
Entellus Medical *(A)	28,784	509
Envision Healthcare *	12,374	649
Esperion Therapeutics *(A)	8,244	407
Evolent Health, Cl A *(A)	20,116	336
Exact Sciences *(A)	35,425	1,484
Exelixis *	11,064	324
FibroGen *	11,781	568
Five Prime Therapeutics *	512	17
Genomic Health *	2,446	78
Global Blood Therapeutics *(A)	10,932	332
Globus Medical, Cl A *	4,943	149
GlycoMimetics *	26,090	318
Halozyme Therapeutics *(A)	2,512	33
HealthEquity *(A)	14,933	639
HealthSouth	19,543	894
HealthStream *	13,429	315
Heron Therapeutics *(A)	27,700	457
Horizon Pharma *	2,668	37
Ignyta *	37,156	427
ImmunoGen *(A)	54,788	458
Immunomedics *(A)	114,268	1,444
INC Research Holdings, Cl A *	20,980	1,232
Innoviva *	1,470	21
Inogen *	3,636	348
Insulet *	13,565	788
Integra LifeSciences Holdings *	17,438	889
Intercept Pharmaceuticals *(A)	3,752	438
Intersect ENT *	11,915	368
iRadimed *(A)	1,602	16
iRhythm Technologies *	7,669	366
K2M Group Holdings *	14,059	329
Kite Pharma *	435	77
Lannett *(A)	116,506	2,045
Lantheus Holdings *	14,270	250
LeMaitre Vascular	1,275	46
LHC Group *	5,584	364
Ligand Pharmaceuticals *(A)	16,456	2,121
Loxo Oncology *(A)	6,158	514
MacroGenics *	1,655	31
Magellan Health Services *	807	65
Masimo *	5,656	477
Medidata Solutions *	11,377	853
Meridian Bioscience	1,354	19
Merit Medical Systems *	18,500	764
Mersana Therapeutics *	18,509	324
MiMedx Group *(A)	18,755	305
Molina Healthcare *(A)	9,926	635
Momenta Pharmaceuticals *	4,131	70
MyoKardia *	8,895	386
Myriad Genetics *	4,210	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Natus Medical *	15,430	$518
Nektar Therapeutics, Cl A *	15,965	336
NeoGenomics *(A)	129,524	1,310
Neuroderm *(A)	13,893	538
Nevro *(A)	7,495	646
Novadaq Technologies *	48,354	568
NuVasive *(A)	12,087	755
NxStage Medical *	1,184	33
Omeros *(A)	13,119	269
Omnicell *	25,834	1,325
OraSure Technologies *	21,067	430
Orthofix International *	881	43
Pacific Biosciences of California *(A)	79,417	393
Paratek Pharmaceuticals *	11,115	313
PAREXEL International *	835	73
Patterson (A)	16,380	631
PDL BioPharma *	82,801	258
Penumbra *(A)	3,787	326
PerkinElmer	266	18
Phibro Animal Health, Cl A	8,220	292
Portola Pharmaceuticals, Cl A *	8,797	558
PRA Health Sciences *	17,713	1,371
Prestige Brands Holdings *	59,538	3,019
Prothena *(A)	850	52
Puma Biotechnology *(A)	4,238	392
QIAGEN	4,544	146
Quality Systems *	7,275	115
Quidel *	11,085	387
Repligen *	1,271	56
Revance Therapeutics *(A)	20,497	503
Sarepta Therapeutics *(A)	9,161	369
SciClone Pharmaceuticals *	17,205	189
Spark Therapeutics *(A)	4,361	359
Supernus Pharmaceuticals *	42,081	1,927
SurModics *	903	24
Syndax Pharmaceuticals *(A)	26,009	302
Tactile Systems Technology *	11,269	371
Teladoc *(A)	12,544	421
TG Therapeutics *(A)	29,534	375
Tivity Health *	8,371	328
Triple-S Management, Cl B *	18,570	459
United Therapeutics *	2,950	386
Versartis *	19,703	374
VWR *	1,844	61
WaVe Life Sciences *(A)	18,049	424
WellCare Health Plans *	2,240	391
Xencor *	15,550	336

		64,869

Industrials — 17.2%
AAR	9,646	348
ACCO Brands *	48,090	527

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Actuant, Cl A (A)	16,225	$390
Advisory Board *	7,968	424
AECOM Technology *	10,305	345
Aerojet Rocketdyne Holdings *	32,214	954
AGCO	7,242	496
Alamo Group	3,310	304
Alaska Air Group	2,248	168
Albany International, Cl A	13,220	709
Allegiant Travel, Cl A	366	43
Altra Industrial Motion	16,839	775
American Woodmark *	10,577	876
Apogee Enterprises (A)	32,443	1,418
ArcBest	11,773	350
Argan	1,869	118
Astec Industries	5,568	277
Atlas Air Worldwide Holdings *	20,270	1,354
Axon Enterprise *(A)	24,390	529
Barnes Group	13,333	834
Barrett Business Services	918	47
BMC Stock Holdings *	34,795	706
Briggs & Stratton	5,551	116
Brink’s	16,183	1,270
Builders FirstSource *	21,320	347
BWX Technologies	29,435	1,611
CAI International *	851	26
Carlisle	1,491	141
Ceco Environmental	967	7
Chicago Bridge & Iron (A)	1,977	24
Clean Harbors *	36,747	1,988
Columbus McKinnon	11,935	394
Comfort Systems USA	4,515	154
Commercial Vehicle Group *	5,376	32
Continental Building Products *	3,962	96
Copa Holdings, Cl A	1,784	221
Crane	13,802	1,025
Curtiss-Wright	11,302	1,094
Deluxe	24,075	1,670
DigitalGlobe *	1,214	42
Ducommun *	8,728	240
EMCOR Group	16,933	1,118
EnerSys	492	32
Ennis	20,210	386
EnPro Industries	18,117	1,277
Esterline Technologies *	3,822	326
Forward Air	21,242	1,104
FreightCar America	1,119	20
Generac Holdings *	13,267	536
Global Brass & Copper Holdings	11,160	333
GMS *	4,530	146
Graham	19,522	391
Granite Construction (A)	10,556	583
Harsco *	715	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Holdings *	5,567	$239
Healthcare Services Group	6,602	338
Heartland Express (A)	59,134	1,311
Heritage-Crystal Clean *	100,722	1,964
Hexcel	11,122	598
Hub Group, Cl A *	1,966	76
Hubbell, Cl B	722	81
Hudson Technologies *(A)	71,369	635
Huntington Ingalls Industries	1,830	392
Huron Consulting Group *	13,045	395
Hyster-Yale Materials Handling	2,759	196
ICF International *	1,976	95
IES Holdings *	801	13
InnerWorkings *(A)	135,419	1,418
Insperity	2,157	173
ITT	38,955	1,572
Jacobs Engineering Group	2,359	129
JetBlue Airways *	24,026	476
John Bean Technologies	8,866	786
Kadant	4,388	381
Kelly Services, Cl A	2,687	58
Kennametal	20,568	720
Kforce	4,205	76
Kirby *(A)	23,103	1,446
KLX *	5,456	262
Knoll	1,693	31
Korn/Ferry International	22,953	765
Kratos Defense & Security Solutions *(A)	28,496	381
LB Foster, Cl A	21,972	420
LSC Communications	1,152	19
Macquarie Infrastructure	1,501	112
Manpowergroup	1,858	207
Marten Transport	810	14
Masonite International *	6,939	439
MasTec *	43,842	1,789
Matson	1,159	30
Matthews International, Cl A	6,994	421
McGrath RentCorp	164	7
Meritor *	24,841	493
Milacron Holdings *	35,950	573
Moog, Cl A *	4,595	353
MRC Global *	45,380	716
MSA Safety	8,095	590
MSC Industrial Direct, Cl A	6,067	418
Mueller Industries	1,684	50
Mueller Water Products, Cl A	6,988	84
Multi-Color (A)	17,028	1,359
MYR Group *	3,267	84
National Presto Industries	1,193	119
Navigant Consulting *	7,160	110
NCI Building Systems *	2,293	38
Neff, Cl A *	2,416	60

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Old Dominion Freight Line	2,160	$216
On Assignment *	35,661	1,701
Orbital ATK	1,896	212
Oshkosh Truck	3,644	272
Owens Corning	6,596	489
Park-Ohio Holdings	3,300	131
Ply Gem Holdings *	13,905	216
Powell Industries	597	17
Proto Labs *(A)	14,609	1,049
Radiant Logistics *	2,801	14
RBC Bearings *	3,153	348
Regal-Beloit	11,671	880
Resources Connection	4,211	54
Ritchie Bros Auctioneers	20,639	614
Roadrunner Transportation Systems *	9,978	75
RPX *	18,122	237
Rush Enterprises, Cl A *	21,918	898
Ryder System	608	47
Saia *	22,534	1,274
SkyWest	949	33
Snap-on	120	18
SP Plus *	49,543	1,828
Sparton *	3,603	83
Spirit AeroSystems Holdings, Cl A	4,339	323
Spirit Airlines *	2,315	79
SPX *	760	18
Standex International	7,964	760
Steelcase, Cl A	15,289	202
Sun Hydraulics	7,324	351
Supreme Industries, Cl A	6,686	140
Swift Transporation, Cl A *(A)	24,644	691
Team *(A)	42,474	525
Teledyne Technologies *	261	39
Tennant	14,622	891
Tetra Tech	6,298	268
Timken	1,158	52
TriMas *	24,460	592
TriNet Group *	54,071	1,932
Triton International	12,423	459
Triumph Group (A)	27,621	726
TrueBlue *	44,205	904
Tutor Perini *	290	8
Univar *	25,115	708
Valmont Industries	585	84
Vectrus *	19,879	568
Veritiv *	1,084	30
Viad	552	30
Wabash National (A)	8,401	177
WABCO Holdings *	2,468	354
WageWorks *	37,217	2,194
Werner Enterprises	1,463	48
WESCO International *	4,067	205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XPO Logistics *(A)	4,572	$280

		76,610

Information Technology — 20.1%
3D Systems *(A)	30,332	381
A10 Networks *	935	6
Actua *	56,672	725
Acxiom *	62,239	1,450
ADTRAN	7,130	158
Advanced Energy Industries *	3,614	266
Alarm.com Holdings *	7,799	350
Alpha & Omega Semiconductor *	14,535	231
Amkor Technology *	33,234	292
Anixter International *	4,361	322
Applied Optoelectronics *	109	6
ARRIS International *	2,604	73
Arrow Electronics *	4,131	328
Aspen Technology *	1,007	64
Avid Technology *	17,210	76
Avnet	7,186	277
AVX	8,410	147
Axcelis Technologies *	16,361	342
AXT *	62,715	489
Bankrate *	859	12
Barracuda Networks *	33,570	813
Bazaarvoice *	7,103	34
Benchmark Electronics *	17,596	572
Benefitfocus *	6,340	196
Blackbaud (A)	3,724	314
Blackhawk Network Holdings, Cl A *	99,824	4,472
Blackline *	6,203	191
Blucora *	15,984	364
Booz Allen Hamilton Holding, Cl A	1,690	58
Bottomline Technologies de *	32,090	973
Box, Cl A *	18,388	361
Brightcove *	4,177	29
BroadSoft *(A)	14,129	700
Brocade Communications Systems	8,309	103
Brooks Automation	39,458	1,029
CACI International, Cl A *	4,867	632
CalAmp *	73,773	1,368
Callidus Software *	106,346	2,738
Carbonite *(A)	59,773	1,195
Care.com *	5,161	77
Cavium *	21,047	1,332
ChannelAdvisor *	42,920	498
Cimpress *(A)	8,796	813
Cirrus Logic *	5,299	307
Cohu	9,830	184
comScore *(A)	17,714	515
Control4 *	13,041	323
Convergys	18,429	433

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cornerstone OnDemand *	38,501	$1,347
CSRA	29,157	919
CTS	34,621	779
CyberArk Software *	10,453	418
Cypress Semiconductor (A)	36,666	502
Descartes Systems Group *	23,811	668
DHI Group *	4,251	8
Diebold (A)	50,267	1,028
Digi International *	4,956	46
Diodes *	3,536	99
DST Systems	12,005	616
Electronics For Imaging *	29,612	1,053
Entegris *	6,760	172
Envestnet *	25,567	1,136
ePlus *	1,359	114
Euronet Worldwide *	4,604	452
Everbridge *	35,100	813
EVERTEC	8,687	160
Exa *	77,726	1,115
Extreme Networks *	38,713	442
Fair Isaac	462	65
Finisar *	91,526	2,210
FireEye *(A)	124,935	1,845
First Solar *	2,212	104
Five9 *	60,966	1,311
FLIR Systems	4,955	188
FormFactor *	34,088	515
Forrester Research	11,765	479
Gigamon *	879	38
GrubHub *(A)	9,289	530
GTT Communications *	11,057	351
Guidewire Software *	4,850	367
Hackett Group	13,448	184
Hortonworks *	22,837	388
Ichor Holdings *	14,779	338
II-VI *	29,902	1,072
Insight Enterprises *	8,991	360
Instructure *	16,223	480
Integrated Device Technology *	55,570	1,373
InterDigital	678	48
Internap Network Services *	78,196	350
Intevac *	2,938	27
Itron *	16,566	1,203
IXYS *	4,775	110
Jabil	5,243	164
KEMET *	25,297	605
Kimball Electronics *	5,289	101
Littelfuse	5,346	995
LivePerson *	99,903	1,339
Lumentum Holdings *(A)	5,280	300
MA-COM Tech *(A)	16,065	732
Marvell Technology Group	24,502	439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MAXIMUS	19,498	$1,185
MaxLinear, Cl A *	2,350	51
Meet Group *	2,869	11
Mellanox Technologies *(A)	15,153	711
Mercury Systems *	9,615	464
Mesa Laboratories (A)	2,826	386
Methode Electronics	3,404	139
MicroStrategy, Cl A *	2,463	318
Mitek Systems *	3,185	32
MKS Instruments	3,537	291
MobileIron *	8,926	34
Monolithic Power Systems	2,945	298
Nanometrics *	8,095	209
NCR *	9,405	344
NeoPhotonics *	640	4
NETGEAR *	2,087	100
New Relic *	13,563	650
NIC	6,096	100
Novanta *	8,875	347
ON Semiconductor *	650	11
Paycom Software *(A)	4,718	352
PC Connection	614	16
PCM *	3,346	44
PDF Solutions *(A)	50,167	762
Pegasystems	4,856	279
Perficient *	37,926	694
Photronics *	32,237	255
Plantronics	269	11
Plexus *	1,413	74
Power Integrations	11,140	812
Presidio *(A)	41,902	583
Progress Software	798	27
Proofpoint *(A)	17,114	1,570
PROS Holdings *	12,481	329
Q2 Holdings *	8,592	349
QAD, Cl A	18,808	634
Qualys *	257	12
Quantum *	12,991	72
RealPage *	28,309	1,220
RingCentral, Cl A *	10,250	434
Rogers *	2,468	293
Rubicon Project *	2,276	9
Rudolph Technologies *	21,048	467
Sanmina *	35,983	1,348
ScanSource *	7,440	292
Science Applications International	2,539	188
Semtech *	17,732	667
ShoreTel *	44,603	332
Shutterstock *(A)	27,644	928
Silicom	6,257	342
Silicon Laboratories *	5,331	405
Sonus Networks *	19,861	137

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stamps.com *	1,734	$332
Stratasys *(A)	31,515	705
SunPower, Cl A *(A)	4,535	40
Super Micro Computer *(A)	16,170	430
Sykes Enterprises *	8,610	230
Synaptics *(A)	22,059	917
Synchronoss Technologies *	804	13
SYNNEX	3,041	364
Tech Data *	9,799	1,081
Teradyne	3,671	131
TiVo	1,008	18
Trade Desk, Cl A *(A)	6,654	352
Travelport Worldwide	8,436	128
TrueCar *(A)	69,769	1,183
Ultra Clean Holdings *	17,047	393
Universal Display	2,281	290
Varonis Systems *	9,330	362
Veeco Instruments *	–	—
VeriFone Systems *	98,050	1,938
Verint Systems *	3,012	120
Viavi Solutions *	28,090	282
Virtusa *	36,356	1,320
Vishay Intertechnology	1,254	22
Web.com Group *	15,290	387
WebMD Health, Cl A *	668	44
XO Group *	61,472	1,145
Yelp, Cl A *	3,067	131
Zebra Technologies, Cl A *	5,193	535
Zix *	10,509	56

		89,688

Materials — 3.8%
A. Schulman	30,015	912
AdvanSix *	476	15
AK Steel Holding *(A)	–	—
Alcoa	404	18
Allegheny Technologies (A)	31,788	662
Avery Dennison	1,427	135
Bemis	2,629	112
Cabot	6,559	346
Cleveland-Cliffs *	28,925	242
Coeur Mining *	6,855	60
Commercial Metals	43,508	822
Ferro *	17,631	340
Ferroglobe *	2,398	—
FutureFuel	18,196	245
Gold Resource	2,365	9
Greif, Cl A	1,691	102
H.B. Fuller	9,937	499
Haynes International	697	21
Hecla Mining	11,667	62
Huntsman	2,421	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingevity *	18,874	$1,189
Innophos Holdings	6,102	279
KMG Chemicals	6,561	315
Koppers Holdings *	1,544	61
Kraton Performance Polymers *	19,285	633
Kronos Worldwide	7,188	150
Louisiana-Pacific *	5,941	151
LSB Industries *(A)	113,346	691
Materion	8,101	310
Olin	8,409	271
OMNOVA Solutions *	17,705	154
Owens-Illinois *	23,425	577
PolyOne	447	16
Reliance Steel & Aluminum	4,300	311
Royal Gold	889	83
Silgan Holdings	46,564	1,401
Sonoco Products	833	40
Steel Dynamics	8,384	289
Stepan	1,316	102
Summit Materials, Cl A *	14,793	437
SunCoke Energy *	1,255	12
Tahoe Resources	6,170	29
Trinseo	9,290	622
United States Steel (A)	71,795	1,911
US Concrete *(A)	20,999	1,681
Valvoline	27,343	582
Worthington Industries	2,468	123

		17,086

Real Estate — 3.7%
Agree Realty ‡	5,005	251
Alexander & Baldwin	1,330	58
Alexander’s ‡	375	157
Alexandria Real Estate Equities ‡	1,330	161
American Campus Communities ‡	1,190	57
Apartment Investment & Management, Cl A ‡	3,663	166
Ashford Hospitality Prime ‡	1,395	13
Brandywine Realty Trust ‡	50,079	860
Brixmor Property Group ‡	4,012	75
Camden Property Trust ‡	4,429	396
Chesapeake Lodging Trust ‡	33,925	868
Colony NorthStar, Cl A ‡	1,914	25
Columbia Property Trust ‡	29,220	614
CoreCivic ‡	2,417	65
Corporate Office Properties Trust ‡	27,743	925
DCT Industrial Trust ‡	1,187	69
DiamondRock Hospitality ‡	59,041	649
Douglas Emmett ‡	1,182	46
Duke Realty ‡	7,027	209
Education Realty Trust ‡	16,230	627
EPR Properties ‡	2,022	141
Equity Commonwealth *‡	11,277	349

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Industrial Realty Trust ‡	9,328	$289
First Potomac Realty Trust ‡	872	10
FirstService	7,698	537
Forestar Group *	2,154	37
Four Corners Property Trust ‡	27,930	710
Franklin Street Properties ‡	3,637	36
GEO Group ‡	4,822	133
Getty Realty ‡	7,379	203
Healthcare Realty Trust ‡	2,784	93
Highwoods Properties ‡	1,555	81
Hospitality Properties Trust ‡	2,764	76
InfraREIT ‡	1,290	29
Jernigan Capital ‡(A)	17,952	349
Jones Lang LaSalle	1,653	202
Kilroy Realty ‡	3,355	232
LaSalle Hotel Properties ‡	994	28
Lexington Realty Trust ‡	52,182	515
Liberty Property Trust ‡	5,582	238
LTC Properties ‡	661	32
Mack-Cali Realty ‡	1,004	23
Medical Properties Trust ‡	82,681	1,088
Monmouth Real Estate Investment, Cl A ‡	2,832	46
Monogram Residential Trust ‡	5,555	67
National Health Investors ‡	485	39
National Retail Properties ‡	1,545	65
National Storage Affiliates Trust ‡	27,344	610
Outfront Media ‡	1,038	23
Park Hotels & Resorts ‡	30,952	826
Physicians Realty Trust ‡	38,805	727
Piedmont Office Realty Trust, Cl A ‡	4,683	95
PS Business Parks ‡	1,367	185
Rayonier ‡	3,288	95
RE/MAX Holdings, Cl A	409	25
Realogy Holdings	655	22
Retail Properties of America, Cl A ‡	1,153	15
RLJ Lodging Trust ‡	8,285	167
Ryman Hospitality Properties ‡	605	36
Sabra Health Care ‡	1,044	23
Saul Centers ‡	325	20
Select Income ‡	7,312	170
STAG Industrial ‡	29,335	821
Starwood Waypoint Homes ‡	4,038	150
Sun Communities ‡	273	25
Sunstone Hotel Investors ‡	8,738	138
Tier ‡	936	17
Urban Edge Properties ‡	1,929	48
Weingarten Realty Investors ‡	178	6
Xenia Hotels & Resorts ‡	9,964	199

		16,382

Telecommunication Services — 0.3%
8x8 *	4,555	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boingo Wireless *	18,095	$373
Cogent Communications Holdings	8,453	394
Consolidated Communications Holdings	–	—
IDT, Cl B	12,039	177
Telephone & Data Systems	2,205	65
WideOpenWest *(A)	25,755	413

		1,486

Utilities — 2.5%
ALLETE	16,217	1,254
Aqua America	353	12
Avista	2,554	131
Black Hills	971	68
El Paso Electric	1,663	92
Great Plains Energy	27,901	856
Hawaiian Electric Industries	19,746	660
IDACORP	19,279	1,716
MGE Energy	4,020	256
Middlesex Water	2,295	87
NorthWestern	2,828	171
ONE Gas	9,726	732
Pinnacle West Capital	2,652	239
PNM Resources	16,240	689
Portland General Electric	30,652	1,456
SJW	6,239	346
Southwest Gas	494	39
Spire	11,539	883
UGI	16,555	818
Unitil	2,536	126
Vistra Energy	22,101	391
WGL Holdings	1,959	165

		11,187

Total Common Stock (Cost $372,823) ($ Thousands)		418,524

EXCHANGE TRADED FUND — 0.2%
Exchange Traded Fund — 0.2%
iShares Russell 2000 Value Fund	7,559	878

Total Exchange Traded Fund (Cost $889) ($ Thousands)		878

	Number of Rights

RIGHTS — 0.0%
Dyax *‡‡	3,929	–

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Media General *‡‡	3,306	$–

Total Rights
(Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 19.4%
SEI Liquidity Fund, L.P. 1.130% **†(B)	86,276,777	86,275

Total Affiliated Partnership (Cost $86,276) ($ Thousands)		86,275

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	25,356,839	$25,357

Total Cash Equivalent (Cost $25,357) ($ Thousands)		25,357

Total Investments in Securities— 119.2% (Cost $485,345) ($ Thousands) @		$531,034

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	69	Sep-2017	$ 4,806	$ 4,845	$ 39

			$ 4,806	$ 4,845	$ 39

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $445,582 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $84,917 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $86,275 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $477,361 ($ Thousands), and the unrealized appreciation and depreciation were $69,960 ($ Thousands) and ($16,287) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$418,524	$–	$–	$418,524
Exchange Traded Fund	878	–	–	878
Rights	–	–	–	–
Affiliated Partnership	–	86,275	–	86,275
Cash Equivalent	25,357	–	–	25,357

Total Investments in Securities	$444,759	$86,275	$–	$531,034

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

* Futures contracts valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small Cap II Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

		Purchases at	Proceeds
Security Description	Value 05/31/2017	Cost	from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$74,689	$59,822	$(48,236)	$86,275	$128
SEI Daily Income Trust, Government Fund, Cl F	31,320	40,202	(46,165)	25,357	52

Totals	$106,009	$100,024	$(94,401)	$111,632	$180

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 11.7%
1-800-Flowers.com, Cl A *	23,542	$212
Aaron’s	2,407	107
Adtalem Global Education	49,952	1,708
AMC Entertainment Holdings, Cl A	94,165	1,262
AMC Networks, Cl A *(A)	24,600	1,495
American Eagle Outfitters (A)	65,600	784
American Public Education *	28,677	529
Aramark	58,332	2,373
Bassett Furniture Industries	5,950	213
Beazer Homes USA *	3,346	50
Bed Bath & Beyond	6,088	168
Big 5 Sporting Goods (A)	50,166	384
Big Lots (A)	32,600	1,552
Biglari Holdings *	687	205
Bloomin’ Brands	43,300	737
Bob Evans Farms	32,339	2,224
BorgWarner	73,840	3,427
Boyd Gaming	52,365	1,384
Bridgepoint Education *	36,790	325
Bright Horizons Family Solutions *	88,680	7,088
Brinker International (A)	18,134	566
Brunswick	13,432	705
Buffalo Wild Wings *	9,372	963
Burlington Stores *	3,223	281
Cabela’s *	3,070	165
CalAtlantic Group (A)	25,098	872
Caleres	35,057	946
Callaway Golf	43,146	601
Capella Education	15,295	1,030
Carrols Restaurant Group *	2,397	26
Carter’s (A)	71,056	6,161
Century Communities *	71,660	1,616
Children’s Place (A)	21,605	2,293
Citi Trends	26,785	486
Conn’s *	86,293	1,497
Cooper Tire & Rubber (A)	68,015	2,285
Cooper-Standard Holdings *	21,884	2,201
Core-Mark Holding	84,117	2,276
Crocs *	72,049	643
Dana Holdings	66,254	1,595
Dave & Buster’s Entertainment *	30,446	1,780
Deckers Outdoor *	7,283	465
Del Frisco’s Restaurant Group *	59,496	833
Del Taco Restaurants *	39,500	556
Destination XL Group *(A)	27,875	52
Dick’s Sporting Goods (A)	47,165	1,243
Dillard’s, Cl A (A)	20,600	1,252
Dollar General	12,067	876
Dollar Tree *	15,355	1,223
DR Horton	22,641	818
DSW, Cl A (A)	31,393	582

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dunkin’ Brands Group	77,393	$3,990
Ethan Allen Interiors (A)	19,500	570
Express *(A)	74,209	473
Extended Stay America	41,178	807
Flexsteel Industries	7,091	323
Fogo De Chao *	28,359	359
Foot Locker	29,149	1,027
GameStop, Cl A (A)	37,900	701
Gannett (A)	62,400	530
Gap	33,024	780
G-III Apparel Group *(A)	21,498	591
Goodyear Tire & Rubber (A)	132,327	4,009
Graham Holdings, Cl B	714	419
Grand Canyon Education *	62,559	5,133
Group 1 Automotive (A)	14,300	858
Guess?	19,555	305
H&R Block	18,309	490
Hanesbrands (A)	49,089	1,191
Harley-Davidson (A)	54,046	2,541
Haverty Furniture (A)	62,711	1,471
Helen of Troy *	23,859	2,154
Hibbett Sports *	37,965	467
Horizon Global *	66,985	1,152
Hyatt Hotels, Cl A *	1,081	64
Jack in the Box	35,515	3,325
Johnson Outdoors, Cl A	1,727	110
K12 *	45,369	813
KB Home (A)	54,400	1,164
Kimball International, Cl B	17,468	296
Kohl’s (A)	35,000	1,392
La-Z-Boy, Cl Z	40,846	974
Lear	38,236	5,718
Libbey	93,374	763
Liberty Expedia Holdings, Cl A *	6,050	331
Lions Gate Entertainment, Cl A (A)	42,125	1,252
Live Nation *	20,598	823
LKQ *	64,290	2,228
Lululemon Athletica *	49,375	2,842
Lumber Liquidators Holdings *(A)	13,000	488
M/I Homes *	7,479	184
Marriott Vacations Worldwide	5,056	588
MDC Partners, Cl A	188,000	1,918
Michaels *	45,547	1,022
Monro (A)	71,920	3,431
Murphy USA *(A)	39,804	2,566
National CineMedia	356,933	1,931
Nexstar Media Group, Cl A (A)	40,856	2,459
Office Depot	147,000	631
Ollie’s Bargain Outlet Holdings *(A)	120,140	5,028
Oxford Industries	9,348	540
Perry Ellis International *	1,679	37
Planet Fitness, Cl A (A)	253,980	6,443

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Polaris Industries (A)	57,781	$5,387
Potbelly *	2,219	27
PulteGroup (A)	68,200	1,761
RCI Hospitality Holdings	7,984	186
Red Robin Gourmet Burgers *	29,725	1,694
Regis *	24,100	320
Sally Beauty Holdings *(A)	383,796	7,135
Scholastic	6,013	237
Scientific Games, Cl A *(A)	23,520	828
Sequential Brands Group *(A)	75,373	230
ServiceMaster Global Holdings *	177,740	8,375
Shoe Carnival	5,991	120
Skechers U.S.A., Cl A *	5,297	140
Sonic Automotive, Cl A (A)	60,600	1,097
Sotheby’s *(A)	12,985	583
Standard Motor Products	1,947	86
Staples	65,607	670
Steven Madden *	15,417	654
Stoneridge *	20,904	346
Tailored Brands (A)	17,692	209
TEGNA	119,643	1,510
Tilly’s, Cl A	22,670	250
Toll Brothers	8,982	350
Tower International	35,713	802
TRI Pointe Homes *	48,300	615
tronc *	2,317	34
Under Armour, Cl C *(A)	79,444	1,200
Vail Resorts	7,050	1,607
Visteon *	9,330	1,077
Wendy’s (A)	97,415	1,453
Whirlpool	6,200	1,064
William Lyon Homes, Cl A *	135,212	3,244
Wolverine World Wide	170,346	4,480
Wyndham Worldwide	38,813	3,869
Zagg *	41,000	517
Zumiez *(A)	16,551	206

		195,180

Consumer Staples — 2.7%
B&G Foods, Cl A (A)	17,781	542
Bunge	21,400	1,597
Casey’s General Stores (A)	26,966	2,843
Central Garden & Pet *(A)	66,465	2,343
Central Garden & Pet, Cl A *	4,390	150
Chefs’ Warehouse *(A)	37,000	638
Darling Ingredients *	156,348	2,721
Dean Foods	67,191	739
Farmer Brothers *	1,784	58
Fresh Del Monte Produce	38,129	1,792
Hain Celestial Group *	50,244	2,021
Hostess Brands, Cl A *(A)	352,925	4,708
Ingles Markets, Cl A	30,450	668

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion	8,006	$991
John B Sanfilippo & Son (A)	1,841	114
Kroger	46,353	1,014
Lamb Weston Holdings	18,798	855
Landec *	40,500	527
Nomad Foods *	37,100	557
Omega Protein	165,522	2,615
Performance Food Group *	21,045	585
Pilgrim’s Pride *(A)	134,546	3,962
Pinnacle Foods	39,338	2,333
Primo Water *(A)	161,780	1,772
Sanderson Farms (A)	18,715	2,761
Seaboard	150	644
Smart & Final Stores *(A)	90,600	639
Snyder’s-Lance (A)	19,874	706
SpartanNash	39,612	976
SUPERVALU *	37,071	741
TreeHouse Foods *(A)	29,745	1,993
Tyson Foods, Cl A	14,235	901
Weis Markets	1,315	58

		45,564

Energy — 2.3%
Abraxas Petroleum *	43,910	75
Anadarko Petroleum	24,230	992
Andeavor	22,400	2,243
Approach Resources *(A)	97,607	271
Arch Coal (A)	12,489	997
Ardmore Shipping (A)	86,498	701
Bill Barrett *	126,287	378
Callon Petroleum *(A)	63,083	654
Carrizo Oil & Gas *(A)	127,755	1,717
Contango Oil & Gas *	7,602	35
Diamond Offshore Drilling *(A)	46,300	526
Diamondback Energy *	19,542	1,774
Eclipse Resources *	211,800	493
EQT (A)	18,860	1,176
Extraction Oil & Gas *(A)	43,300	569
Green Plains Renewable Energy (A)	31,900	592
Gulfport Energy *	179,544	2,250
International Seaways *	3,232	60
Matrix Service *	136,695	1,620
Midstates Petroleum *	9,121	132
Murphy Oil (A)	31,700	718
Nabors Industries	109,568	718
NCS Multistage Holdings *	8,200	162
Newfield Exploration *	30,816	805
Noble Energy	37,877	900
Overseas Shipholding Group, Cl A *	100,493	227
Pacific Ethanol *	247,800	1,239
Parsley Energy, Cl A *	41,265	1,034
PBF Energy, Cl A (A)	23,100	547

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penn Virginia *(A)	6,282	$242
Pioneer Natural Resources	7,684	996
ProPetro Holding *(A)	43,400	499
Range Resources	38,980	677
REX American Resources *	13,972	1,210
RigNet *	122,539	1,961
Rowan, Cl A *(A)	31,900	311
RPC (A)	41,265	801
RSP Permian *	35,345	1,109
SandRidge Energy *(A)	18,816	324
Scorpio Tankers (A)	358,600	1,459
Select Energy Services, Cl A *	44,004	620
Smart Sand *(A)	140,898	841
SRC Energy *(A)	89,929	709
StealthGas *	130,200	419
TETRA Technologies *	487,764	1,005
Tsakos Energy Navigation (A)	157,700	710
US Silica Holdings (A)	26,137	711
Westmoreland Coal *	49,600	116
World Fuel Services	25,986	898

		39,223

Financials — 16.7%
1st Source	11,722	547
AGNC Investment ‡	25,952	559
Alleghany *	602	339
Allstate	15,488	1,402
Ally Financial	169,602	3,833
American Financial Group	40,156	4,088
Ameriprise Financial	9,873	1,367
Arch Capital Group *	19,525	1,901
Ares Capital	53,000	851
Argo Group International Holdings	16,297	981
Arthur J Gallagher	42,187	2,443
Aspen Insurance Holdings	29,151	1,318
Associated Banc	63,300	1,386
Assurant	35,493	3,361
Assured Guaranty	148,572	6,320
Astoria Financial	34,824	682
Axis Capital Holdings	47,174	2,842
Banc of California (A)	19,180	356
BancFirst	14,754	744
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,755
Bancorpsouth	20,958	609
Bank of Hawaii (A)	8,730	682
Bank of Marin Bancorp	2,177	142
Bank of NT Butterfield & Son	25,909	852
Bank of the Ozarks	63,895	2,745
BankUnited	104,678	3,484
Banner	21,000	1,157
Berkshire Hills Bancorp	11,075	374

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BGC Partners, Cl A	7,219	$94
Blackstone Mortgage Trust, Cl A ‡(A)	93,981	2,946
BOK Financial	1,262	102
Brookline Bancorp	4,882	70
Bryn Mawr Bank	4,398	180
Camden National	5,320	207
Capital Bank Financial, Cl A	1,408	53
Carolina Financial	6,456	220
Cathay General Bancorp	9,038	319
CBOE Holdings (A)	18,765	1,893
CenterState Banks	32,312	791
Central Pacific Financial	97,723	2,834
Chemical Financial	21,613	981
Chimera Investment ‡	80,224	1,530
CIT Group (A)	40,800	1,830
City Holding	7,572	480
CNA Financial	29,800	1,462
CNO Financial Group	173,243	3,872
Comerica	17,621	1,203
Commerce Bancshares (A)	32,716	1,799
Community Trust Bancorp	24,814	1,056
Credit Acceptance *(A)	2,977	811
Cullen/Frost Bankers (A)	2,902	244
Customers Bancorp *	9,224	260
CYS Investments ‡	125,100	1,100
Dime Community Bancshares	73,830	1,399
Donnelley Financial Solutions *	5,407	116
E*TRADE Financial *	123,090	5,048
Eagle Bancorp *	85,080	5,292
East West Bancorp	38,108	2,110
Employers Holdings	18,562	782
Enstar Group *	4,263	885
Enterprise Financial Services	29,383	1,122
Erie Indemnity, Cl A	834	101
Evercore, Cl A	24,360	1,838
Everest Re Group	30,261	7,640
FCB Financial Holdings, Cl A *	1,098	48
Federal Agricultural Mortgage, Cl C	13,534	922
Federated Investors, Cl B (A)	11,903	325
Federated National Holding	4,336	67
Fidelity Southern	10,235	224
Fifth Street Finance	164,900	890
Financial Engines (A)	67,245	2,222
Financial Institutions	6,291	171
First American Financial	23,978	1,176
First BanCorp *	126,815	720
First Busey	14,866	429
First Citizens BancShares, Cl A	3,706	1,262
First Commonwealth Financial	22,425	283
First Defiance Financial	23,815	1,166
First Financial	14,087	611
First Foundation *	97,100	1,646

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Hawaiian	25,860	$701
First Horizon National	82,917	1,427
First Interstate Bancsystem, Cl A	21,582	760
First Merchants	4,378	172
FirstCash	18,200	1,068
Flagstar Bancorp *	5,109	168
Flushing Financial	71,401	1,952
FNB (Pennsylvania)	99,898	1,268
Fulton Financial	176,237	3,075
Genworth Financial, Cl A *	35,741	123
Great Southern Bancorp	5,459	272
Great Western Bancorp	8,709	313
Green Dot, Cl A *	40,480	1,950
Hancock Holding	61,402	2,699
Hanmi Financial	66,267	1,769
Hanover Insurance Group	32,847	3,225
Hartford Financial Services Group	23,722	1,283
Heartland Financial USA	15,371	699
Hercules Capital	72,995	891
Heritage Commerce	1,944	26
Heritage Financial	16,288	426
Heritage Insurance Holdings (A)	18,175	207
HomeStreet *	48,245	1,218
HomeTrust Bancshares *	1,158	27
Horace Mann Educators	35,240	1,239
Huntington Bancshares	82,704	1,041
IBERIABANK	29,778	2,281
Independent Bank	10,607	216
Infinity Property & Casualty	12,204	1,079
International Bancshares	41,852	1,505
International FCStone *	18,602	660
Investment Technology Group	6,507	131
Investors Bancorp	105,772	1,385
James River Group Holdings	5,526	220
Kearny Financial	52,837	748
Kemper	55,600	2,663
KeyCorp	98,500	1,695
Ladder Capital, Cl A	92,100	1,264
Lakeland Financial	7,761	337
Lazard, Cl A (B)	53,900	2,312
Legg Mason	53,100	2,028
Lincoln National	37,500	2,545
LPL Financial Holdings	179,825	8,423
M&T Bank	7,845	1,160
Maiden Holdings	64,800	470
MarketAxess Holdings	9,215	1,778
MB Financial	28,848	1,147
Meridian Bancorp	81,471	1,434
MFA Financial ‡	219,546	1,928
MGIC Investment *	372,664	4,267
Mortgage Investment Trust ‡	69,000	1,330
MTGE Investment ‡	50,149	963

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Bank Holdings, Cl A	54,900	$1,767
National Western Life Group, Cl A	1,476	494
Navient	73,700	973
Nelnet, Cl A	30,313	1,438
New Residential Investments ‡	18,942	312
Northfield Bancorp (A)	77,700	1,252
OFG Bancorp	77,700	676
Oritani Financial (A)	11,300	181
PacWest Bancorp	41,542	1,876
Peapack Gladstone Financial	5,935	181
PennyMac Financial Services, Cl A *	28,261	480
PJT Partners	10,265	397
Popular	108,557	4,332
Preferred Bank	9,147	492
Primerica	10,351	792
Prospect Capital (A)	159,000	1,041
Prosperity Bancshares	948	57
QCR Holdings	4,069	178
Radian Group	76,073	1,331
Raymond James Financial	10,317	808
Regional Management *(A)	19,932	437
Regions Financial	142,400	2,009
Reinsurance Group of America, Cl A	31,205	4,195
RenaissanceRe Holdings	17,430	2,426
Republic Bancorp, Cl A	31,200	1,110
S&T Bancorp	3,737	134
Safety Insurance Group	3,743	267
Sandy Spring Bancorp	13,408	517
Signature Bank NY *	11,044	1,417
SLM *	296,056	3,011
Starwood Property Trust ‡	92,643	2,058
State Bank Financial	61,532	1,653
Sterling Bancorp (A)	82,654	1,856
Stifel Financial	16,410	784
Stock Yards Bancorp	930	32
Stonegate Bank	3,727	180
SVB Financial Group *	7,883	1,335
Synovus Financial	124,152	5,229
TCF Financial	240,646	3,737
Tompkins Financial	1,215	92
Torchmark	24,402	1,878
Towne Bank	1,672	51
TriCo Bancshares	10,185	362
Triumph Bancorp *	4,750	134
TrustCo Bank NY	69,920	552
Trustmark	3,154	93
Two Harbors Investment ‡	27,961	286
UMB Financial	3,306	222
United Community Banks	186,640	4,873
United Financial Bancorp	90,900	1,574
United Fire Group	7,890	332
Universal Insurance Holdings (A)	47,564	1,020

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Univest Corp of Pennsylvania	43,637	$1,272
Unum Group	94,517	4,554
Validus Holdings	82,883	4,157
Voya Financial	42,350	1,619
Walker & Dunlop *	1,857	89
Washington Federal	61,779	1,931
Washington Trust Bancorp	1,297	66
Waterstone Financial	8,367	148
WesBanco	30,800	1,170
Western Alliance Bancorp *	41,821	2,017
White Mountains Insurance Group	515	449
Wintrust Financial	75,575	5,503
WisdomTree Investments (A)	300,480	2,755
World Acceptance *(A)	14,839	1,110
Zions Bancorporation (A)	115,271	5,033

		278,707

Health Care — 13.4%
ABIOMED *	21,796	3,287
Acadia Healthcare *(A)	139,958	6,570
Accuray *(A)	219,644	912
Aclaris Therapeutics *(A)	48,100	1,247
Adamas Pharmaceuticals *(A)	112,765	2,361
Aerie Pharmaceuticals *(A)	28,985	1,662
Alere *	5,602	277
Alnylam Pharmaceuticals *(A)	23,606	2,024
AMAG Pharmaceuticals *	139,320	2,327
AmerisourceBergen	7,411	595
AMN Healthcare Services *(A)	140,149	5,235
Analogic	7,026	503
Ardelyx *	123,370	635
Atara Biotherapeutics *(A)	102,139	1,609
athenahealth *(A)	18,873	2,660
AtriCure *(A)	98,364	2,206
Avadel Pharmaceuticals ADR *	145,101	1,335
Bio-Rad Laboratories, Cl A *	1,588	346
Bio-Techne	12,030	1,489
BioTelemetry *	43,375	1,611
Bioverativ *	14,540	824
Bluebird Bio *(A)	17,395	2,172
Capital Senior Living *	166,226	2,066
Catalent *	58,191	2,403
Centene *	40,605	3,608
Charles River Laboratories International *	30,324	3,299
Clovis Oncology *	6,045	460
Cooper	18,668	4,682
Cross Country Healthcare *	13,421	166
CryoLife *	106,610	2,217
DBV Technologies ADR *(A)	41,090	1,815
Dentsply Sirona	20,558	1,163
DexCom *(A)	32,188	2,402
Emergent Biosolutions *	1,451	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Endologix *(A)	317,749	$1,344
Envision Healthcare *	45,706	2,395
Evolent Health, Cl A *(A)	133,372	2,227
Exact Sciences *(A)	152,054	6,370
Exelixis *	43,605	1,275
FibroGen *	9,520	459
HealthEquity *(A)	82,396	3,524
HealthSouth	28,428	1,301
Hill-Rom Holdings	11,147	858
ICON *	12,110	1,373
Immunomedics *(A)	135,120	1,708
INC Research Holdings, Cl A *	98,687	5,793
Inogen *	34,494	3,305
Insulet *	28,505	1,655
Integer Holdings *	38,649	1,776
Integra LifeSciences Holdings *	44,001	2,244
Intercept Pharmaceuticals *	9,467	1,104
Juno Therapeutics *(A)	48,807	2,014
Kite Pharma *	13,153	2,341
La Jolla Pharmaceutical *(A)	37,960	1,296
Lannett *(A)	35,947	631
Lantheus Holdings *	56,150	983
LHC Group *	4,200	274
LifePoint Hospitals *	44,700	2,590
Ligand Pharmaceuticals *(A)	37,331	4,811
Magellan Health Services *	3,751	303
Mallinckrodt *	26,700	1,097
Medidata Solutions *	98,320	7,370
MEDNAX *	63,261	2,837
Meridian Bioscience	8,164	113
Molina Healthcare *(A)	11,181	716
Myriad Genetics *	27,565	840
National Healthcare	866	54
Nektar Therapeutics, Cl A *	22,410	471
NeoGenomics *	326,739	3,303
Neurocrine Biosciences *(A)	33,831	1,915
Nevro *(A)	51,448	4,434
Novadaq Technologies *	190,358	2,237
Novocure *(A)	35,065	719
NuVasive *(A)	39,607	2,475
Omnicell *	82,361	4,225
OraSure Technologies *	133,330	2,721
Owens & Minor (A)	30,500	852
Pacira Pharmaceuticals *	11,250	429
Paratek Pharmaceuticals *(A)	61,525	1,735
Patterson (A)	57,193	2,202
PDL BioPharma *	73,057	228
PerkinElmer	21,175	1,418
Phibro Animal Health, Cl A	26,698	948
PRA Health Sciences *	103,917	8,043
Prestige Brands Holdings *	126,298	6,405
QIAGEN	23,343	751

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Revance Therapeutics *(A)	84,283	$2,069
Sarepta Therapeutics *(A)	24,235	976
SciClone Pharmaceuticals *	53,686	591
STERIS	89,355	7,788
Sucampo Pharmaceuticals, Cl A *(A)	73,200	860
Supernus Pharmaceuticals *	200,971	9,204
Synergy Pharmaceuticals *(A)	636,095	1,896
Tabula Rasa HealthCare *	10,500	239
Tactile Systems Technology *(A)	46,980	1,545
Teleflex	7,000	1,482
Tivity Health *(A)	41,570	1,630
Trinity Biotech ADR *	121,909	656
Triple-S Management, Cl B *(A)	45,218	1,117
United Therapeutics *	18,277	2,391
Vanda Pharmaceuticals *	92,400	1,589
Varian Medical Systems *	12,830	1,363
Veeva Systems, Cl A *	21,705	1,291
Veracyte *	169,900	1,391
Vocera Communications *	169,095	4,709
VWR *	7,381	244
WellCare Health Plans *	10,632	1,857
West Pharmaceutical Services	9,735	847

		224,449

Industrials — 19.0%
AAR	19,738	712
ABM Industries	53,020	2,356
Actuant, Cl A	49,146	1,182
Advisory Board *	31,405	1,672
AerCap Holdings *	32,405	1,630
Aerojet Rocketdyne Holdings *	29,633	878
AGCO	23,353	1,599
Air Transport Services Group *	391,868	8,997
Aircastle	54,700	1,226
Alamo Group	11,825	1,085
Alaska Air Group	9,343	698
Allegion	34,622	2,725
Altra Industrial Motion	14,492	667
AO Smith	24,006	1,337
Apogee Enterprises	81,864	3,577
ARC Document Solutions *	157,353	555
ArcBest	34,113	1,013
Astec Industries	16,350	812
Barnes Group	5,636	352
BMC Stock Holdings *	57,615	1,170
Briggs & Stratton	78,172	1,637
Brink’s	17,365	1,362
BWX Technologies	110,203	6,030
Carlisle	6,351	601
Ceco Environmental	6,256	47
Celadon Group (A)	165,600	828
Chicago Bridge & Iron (A)	30,738	379

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clean Harbors *	140,320	$7,590
Copa Holdings, Cl A	8,417	1,044
Costamare (A)	86,039	539
Covanta Holding (A)	87,600	1,257
Crane	12,825	952
Curtiss-Wright	8,892	861
Deluxe	140,269	9,728
Dover	18,396	1,561
Ducommun *	19,646	540
EMCOR Group	55,161	3,643
Ennis	100,375	1,917
EnPro Industries	19,276	1,358
Esterline Technologies *	10,229	874
Exponent	39,800	2,710
Fluor	16,819	649
Forward Air	93,984	4,884
Foundation Building Materials *(A)	26,200	342
FreightCar America	85,621	1,555
Generac Holdings *	39,808	1,607
General Cable (A)	70,726	1,199
Genesee & Wyoming, Cl A *	13,882	952
Global Brass & Copper Holdings	36,209	1,081
Granite Construction	26,615	1,470
Great Lakes Dredge & Dock *	376,300	1,524
Greenbrier (A)	28,600	1,227
Harsco *	25,583	437
Hawaiian Holdings *	19,861	851
Healthcare Services Group	112,785	5,775
Heartland Express (A)	224,426	4,976
HEICO, Cl A	54,100	3,930
Hexcel	17,529	943
Hub Group, Cl A *	2,019	78
Hubbell, Cl B	3,113	351
Hudson Technologies *(A)	154,480	1,375
Huntington Ingalls Industries	18,439	3,945
Huron Consulting Group *	20,559	622
Hyster-Yale Materials Handling	6,727	479
ICF International *	17,099	822
IES Holdings *	4,220	70
InnerWorkings *	106,600	1,116
ITT	54,036	2,181
Jacobs Engineering Group	11,820	644
JetBlue Airways *	245,327	4,860
John Bean Technologies	98,209	8,711
Kadant	2,266	197
Kaman	1,821	89
KAR Auction Services	30,389	1,370
KBR (A)	96,300	1,567
Kelly Services, Cl A	14,272	309
Kennametal	77,428	2,710
KEYW Holding *(A)	78,904	564
Kirby *(A)	88,239	5,524

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knight Transportation (A)	35,925	$1,403
Korn/Ferry International	36,174	1,205
Kornit Digital *(A)	132,152	2,247
Lincoln Electric Holdings	14,150	1,229
LSC Communications	16,535	266
Macquarie Infrastructure	4,945	368
Manpowergroup	46,710	5,209
Marten Transport	3,841	66
Masonite International *	9,702	614
MasTec *	38,821	1,584
Matthews International, Cl A	11,023	664
McGrath RentCorp	5,217	211
Mercury Systems *	162,210	7,827
Meritor *	208,636	4,143
Middleby *	17,229	2,097
Milacron Holdings *	56,684	904
Moog, Cl A *	25,272	1,940
MSC Industrial Direct, Cl A	66,216	4,561
Multi-Color	64,624	5,157
MYR Group *	20,820	537
NACCO Industries, Cl A	7,207	522
National Presto Industries (A)	5,477	545
Navigant Consulting *	21,736	333
Navistar International *(A)	23,830	814
Neff, Cl A *	4,239	106
NV5 Global *(A)	55,845	2,695
Old Dominion Freight Line	35,471	3,544
On Assignment *	62,727	2,992
Orbital ATK	25,677	2,865
Orion Marine Group *	65,000	393
Oshkosh Truck	30,830	2,300
Owens Corning	103,383	7,664
Parker Hannifin	6,213	1,000
Park-Ohio Holdings	6,507	259
Pitney Bowes	103,400	1,329
Powell Industries	563	16
Proto Labs *(A)	58,096	4,171
Quanta Services *	40,840	1,467
Regal-Beloit	43,769	3,300
Resources Connection	16,283	208
Ritchie Bros Auctioneers	78,328	2,329
Roadrunner Transportation Systems *	131,043	979
RPX *	37,868	495
RR Donnelley & Sons	14,418	133
Rush Enterprises, Cl A *	31,304	1,283
Ryder System	19,788	1,536
Saia *	9,950	563
Sensata Technologies Holding *(A)	167,032	7,460
SiteOne Landscape Supply *(A)	19,515	980
SkyWest	26,700	926
Snap-on (A)	9,559	1,411
SP Plus *	20,167	744

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spartan Motors	25,393	$234
Sparton *	10,355	240
Spirit AeroSystems Holdings, Cl A	69,538	5,181
Spirit Airlines *	25,945	883
Standex International	11,852	1,131
Steelcase, Cl A	15,859	209
Stericycle *	15,512	1,115
Supreme Industries, Cl A	25,310	530
Swift Transporation, Cl A *(A)	96,255	2,700
Team *(A)	149,070	1,841
Teledyne Technologies *	797	120
Tennant	55,470	3,381
Tetra Tech	9,930	423
Timken	44,965	2,017
Titan Machinery *	38,900	502
TransUnion *	33,145	1,586
TriMas *	41,555	1,006
TriNet Group *	211,675	7,563
Trinity Industries	60,900	1,756
Triumph Group (A)	44,123	1,160
TrueBlue *	59,747	1,222
Tutor Perini *	89,300	2,335
United Rentals *	14,800	1,747
Univar *	74,465	2,101
USG *(A)	19,594	588
Valmont Industries	11,985	1,720
Vectrus *	70,837	2,025
Viad	9,281	510
Wabash National (A)	77,633	1,632
Wabtec (A)	58,664	4,140
WageWorks *	93,910	5,536
Welbilt *(A)	42,131	838
Werner Enterprises	6,575	218
WESCO International *	20,484	1,033
Woodward Governor	20,660	1,451
XPO Logistics *(A)	134,118	8,208
Xylem	17,204	1,068

		318,231

Information Technology — 18.4%
2U *(A)	78,541	3,935
3D Systems *(A)	122,018	1,533
Acacia Communications *(A)	22,700	1,108
Acxiom *	157,048	3,658
ADTRAN	29,195	645
Aerohive Networks *	263,932	911
Alarm.com Holdings *(A)	16,840	756
Alpha & Omega Semiconductor *	35,439	563
Amkor Technology *	186,090	1,634
Anixter International *	15,793	1,165
Arista Networks *(A)	7,530	1,326
ARRIS International *	42,920	1,196

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arrow Electronics *	31,445	$2,498
Atlassian, Cl A *	23,245	827
Avnet	63,211	2,438
AVX	38,209	667
Barracuda Networks *	96,490	2,336
Bazaarvoice *	226,500	1,076
Benchmark Electronics *	45,002	1,463
Black Box	2,377	7
Blackhawk Network Holdings, Cl A *	203,011	9,095
Blucora *	8,144	186
Booz Allen Hamilton Holding, Cl A	13,774	470
BroadSoft *(A)	22,275	1,104
Brocade Communications Systems	28,218	349
CACI International, Cl A *	16,335	2,120
Cadence Design Systems *	155,762	6,120
CalAmp *	186,152	3,451
Callidus Software *	250,771	6,457
Cars.com *	1	—
Cavium *	53,108	3,362
CDW	86,355	5,477
ChannelAdvisor *	145,235	1,685
Ciena *(A)	38,876	840
Cimpress *(A)	34,180	3,160
Cirrus Logic *	37,100	2,151
Cognex	67,952	7,405
Coherent *	30,333	7,077
Cohu	32,404	608
CommVault Systems *	20,620	1,259
Control4 *	22,962	569
Convergys	126,392	2,970
Cornerstone OnDemand *	97,066	3,395
CoStar Group *	5,292	1,517
CSRA	93,361	2,942
CyberArk Software *	39,421	1,577
Cypress Semiconductor (A)	137,357	1,880
Descartes Systems Group *	107,389	3,012
Diebold (A)	73,096	1,495
Digi International *	12,506	115
Diodes *	16,774	472
Electronics For Imaging *	74,720	2,657
EMCORE *	9,898	90
Euronet Worldwide *	107,437	10,558
EVERTEC	10,214	188
Fidelity National Information Services	15,671	1,456
Finisar *	157,234	3,797
FireEye *(A)	420,165	6,206
First Data, Cl A *	70,435	1,297
First Solar *(A)	10,523	494
Five9 *	153,836	3,307
Flex *	150,967	2,456
FLIR Systems	31,394	1,193
Fortinet *	33,015	1,261

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gartner *	15,954	$1,924
GrubHub *	4,520	258
GTT Communications *	51,920	1,648
IAC *	18,205	2,066
Insight Enterprises *	49,960	2,002
InterXion Holding *	32,770	1,699
IPG Photonics *	8,385	1,474
IXYS *	20,097	462
Jabil	86,161	2,701
Juniper Networks	93,500	2,593
Kimball Electronics *	10,322	197
Kulicke & Soffa Industries *	103,096	1,962
Littelfuse	40,500	7,539
LogMeIn	80,940	9,260
Lumentum Holdings *(A)	18,845	1,071
MA-COM Tech *(A)	54,747	2,493
Marvell Technology Group	201,620	3,611
MAXIMUS	82,054	4,987
Microsemi *	34,985	1,763
MicroStrategy, Cl A *	5,988	772
Monolithic Power Systems	55,276	5,601
Nanometrics *	23,558	608
NCR *	59,700	2,181
NETGEAR *	28,300	1,358
New Relic *	52,049	2,493
Nuance Communications *	40,366	649
ON Semiconductor *	178,436	3,048
PC Connection	3,168	81
PCM *	11,927	157
PDF Solutions *	126,587	1,923
Pegasystems	65,368	3,762
Perficient *	103,739	1,898
Photronics *	94,639	748
Plexus *	5,831	304
Proofpoint *	33,623	3,085
PTC *	42,984	2,407
Pure Storage, Cl A *(A)	73,005	1,087
Q2 Holdings *	110,550	4,488
QAD, Cl A	24,642	830
Qorvo *	17,785	1,302
Quantum *	37,187	205
RealPage *	118,551	5,110
RingCentral, Cl A *	208,080	8,812
Rudolph Technologies *	56,056	1,244
Sanmina *	110,591	4,142
ScanSource *	23,324	915
Seagate Technology (A)	44,900	1,416
Semtech *	13,082	492
ShoreTel *	70,296	524
Shutterstock *(A)	98,202	3,298
Sonus Networks *	99,440	687
Splunk *	13,680	918

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Square, Cl A *	73,020	$1,907
SS&C Technologies Holdings (A)	190,275	7,366
Stratasys *(A)	123,497	2,764
SuperCom *(A)	79,785	247
Sykes Enterprises *	13,874	370
SYNNEX	5,014	600
Synopsys *	17,950	1,444
Take-Two Interactive Software *	15,115	1,478
Tech Data *	30,433	3,356
Teradata *	2,083	66
Teradyne	98,386	3,503
Travelport Worldwide	8,367	127
Trimble *	162,873	6,300
TrueCar *	122,403	2,075
TTM Technologies *(A)	82,600	1,176
Tyler Technologies *	35,245	6,090
Universal Display (A)	8,345	1,061
USA Technologies *	210,400	1,147
Veeco Instruments *	24,600	465
Virtusa *	29,024	1,054
Vishay Intertechnology	7,875	139
Western Digital	10,300	909
Xerox	7,765	251
XO Group *	8,763	163

		307,335

Materials — 4.3%
Advanced Emissions Solutions (A)	5,079	53
AdvanSix *	18,926	604
AK Steel Holding *(A)	18,212	102
Albemarle	3,812	443
Alcoa	3,054	134
Allegheny Technologies (A)	222,360	4,632
American Vanguard	2,686	54
Avery Dennison	7,008	661
Bemis	35,064	1,494
Berry Global Group *	24,771	1,393
Cabot	62,704	3,303
Carpenter Technology	12,794	519
Celanese, Cl A	13,330	1,293
Century Aluminum *	35,103	685
Chemours	10,445	513
Cleveland-Cliffs *	42,929	359
Coeur Mining *	3,660	32
Crown Holdings *	37,300	2,202
Domtar (A)	36,200	1,464
Eastman Chemical	38,300	3,301
Ferroglobe *	302,500	2,176
Flotek Industries *(A)	39,880	207
FMC	33,543	2,892
FutureFuel	46,844	631
Glatfelter	39,200	679

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gold Resource	8,965	$36
Graphic Packaging Holding	20,740	271
Greif, Cl A	5,318	321
H.B. Fuller	15,671	787
Haynes International	20,700	632
Hecla Mining	31,208	165
Huntsman	99,644	2,648
Ingevity *	33,727	2,124
Innophos Holdings	18,224	832
Kaiser Aluminum	7,848	756
KapStone Paper and Packaging	25,045	560
Materion	18,844	720
Olin	33,268	1,072
OMNOVA Solutions *	32,389	282
Owens-Illinois *	68,700	1,693
PPG Industries	10,610	1,107
Real Industry *(A)	159,476	271
Reliance Steel & Aluminum	31,441	2,277
Royal Gold	4,231	395
Schweitzer-Mauduit International	21,500	815
Sensient Technologies	31,250	2,255
Silgan Holdings	27,586	830
Sonoco Products	4,933	238
Steel Dynamics	40,255	1,387
Stepan	3,535	273
Summit Materials, Cl A *	180,810	5,341
Tahoe Resources	22,615	108
Trinseo	52,621	3,520
Tronox, Cl A (A)	46,736	967
United States Steel	3,072	82
US Concrete *	46,636	3,733
Valvoline	100,727	2,144
Venator Materials *(A)	41,819	849
Westlake Chemical (A)	17,967	1,382
WestRock	13,600	774
Worthington Industries	4,851	242

		71,715

Real Estate — 6.1%
Agree Realty ‡	7,007	351
Alexander’s ‡	1,419	594
Alexandria Real Estate Equities ‡	16,666	2,022
American Campus Communities ‡	55,374	2,635
Apartment Investment & Management, Cl A ‡	14,831	672
Ashford Hospitality Prime ‡	3,000	29
Ashford Hospitality Trust ‡	83,700	520
Brixmor Property Group ‡	88,306	1,653
Camden Property Trust ‡	19,705	1,763
CareTrust ‡	39,000	752
CBL & Associates Properties ‡(A)	70,700	566
Cedar Realty Trust ‡	140,000	706
Chatham Lodging Trust ‡(A)	37,400	758

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
City Office ‡	50,800	$650
Colony NorthStar, Cl A ‡	13,348	175
Columbia Property Trust ‡	68,973	1,448
CoreCivic ‡	45,954	1,232
CoreSite Realty ‡	50,589	6,008
Corporate Office Properties Trust ‡	51,457	1,717
CyrusOne ‡	22,325	1,407
DCT Industrial Trust ‡	4,917	287
DDR ‡	270,603	2,619
DiamondRock Hospitality ‡	176,693	1,942
Douglas Emmett ‡	4,392	171
Duke Realty ‡	83,551	2,483
Education Realty Trust ‡	25,590	989
EPR Properties ‡	5,425	378
Equinix ‡	2,511	1,176
Equity Commonwealth *‡	119,118	3,685
First Industrial Realty Trust ‡	23,441	726
First Potomac Realty Trust	3,495	39
Forest City Realty Trust, Cl A ‡	53,243	1,276
Forestar Group *	4,819	83
Four Corners Property Trust ‡	29,440	748
Franklin Street Properties ‡	74,400	742
Geo Group ‡	33,231	918
Getty Realty ‡	94,421	2,602
Government Properties Income Trust ‡	62,900	1,167
Gramercy Property Trust ‡	61,433	1,871
Healthcare Realty Trust ‡	7,062	235
Highwoods Properties ‡	6,285	328
Hospitality Properties Trust ‡	134,412	3,678
Host Hotels & Resorts ‡	56,830	1,030
InfraREIT ‡	10,554	237
Jones Lang LaSalle	8,047	981
Kennedy-Wilson Holdings (A)	82,800	1,598
Kilroy Realty ‡	12,124	839
Kimco Realty ‡(A)	28,734	564
LaSalle Hotel Properties ‡	65,907	1,870
Lexington Realty Trust ‡	291,566	2,875
Liberty Property Trust ‡	20,694	882
LTC Properties ‡	4,441	216
Mack-Cali Realty ‡	101,533	2,324
MedEquities Realty Trust ‡	107,000	1,227
Medical Properties Trust ‡	269,351	3,545
Mid-America Apartment Communities ‡	19,760	2,104
Monmouth Real Estate Investment, Cl A ‡	11,501	187
National Retail Properties ‡	8,656	362
National Storage Affiliates Trust ‡	104,225	2,326
Omega Healthcare Investors ‡(A)	67,900	2,164
Outfront Media ‡	11,080	244
Park Hotels & Resorts ‡	147,369	3,933
Piedmont Office Realty Trust, Cl A ‡	76,806	1,555
Rayonier ‡	20,308	589
RE/MAX Holdings, Cl A	3,522	216

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realogy Holdings	2,957	$100
Regency Centers ‡	3,092	199
Retail Properties of America, Cl A ‡	13,483	180
RLJ Lodging Trust ‡	17,632	356
Sabra Health Care ‡(A)	60,000	1,311
Saul Centers ‡	829	50
Select Income ‡	105,554	2,450
Senior Housing Properties Trust ‡	105,300	2,077
Seritage Growth Properties ‡(A)	11,950	574
Starwood Waypoint Homes ‡	10,411	388
STORE Capital ‡	34,600	878
Sun Communities ‡	6,622	598
Sunstone Hotel Investors ‡	95,858	1,515
Tier ‡	9,390	173
VEREIT ‡	193,700	1,635
Weingarten Realty Investors ‡	5,867	188
Xenia Hotels & Resorts ‡	145,145	2,897

		101,238

Telecommunication Services — 0.2%
Cogent Communications Holdings	13,322	621
Consolidated Communications Holdings	–	—
IDT, Cl B	23,286	342
Iridium Communications *(A)	900	10
Ooma *	69,700	683
Telephone & Data Systems	9,390	275
Vonage Holdings *	172,275	1,430

		3,361

Utilities — 3.0%
ALLETE	38,756	2,997
Alliant Energy	30,879	1,320
Ameren	23,100	1,386
Aqua America	8,801	294
Atmos Energy	12,687	1,117
Avista (A)	22,848	1,174
Cadiz *(A)	17,773	217
Calpine *	62,487	919
Chesapeake Utilities	6,700	532
Connecticut Water Service	3,494	189
DTE Energy	13,966	1,569
Edison International	17,516	1,404
El Paso Electric	17,113	951
Great Plains Energy	122,559	3,761
Hawaiian Electric Industries	59,141	1,976
IDACORP	13,819	1,230
MGE Energy	15,279	972
Middlesex Water	11,656	443
NorthWestern	26,652	1,608
OGE Energy	46,400	1,657
ONE Gas	33,450	2,517
Pinnacle West Capital	46,226	4,159

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNM Resources	30,909	$1,311
Portland General Electric	81,073	3,852
PPL	27,322	1,072
SCANA	17,100	1,032
SJW	19,846	1,101
Spark Energy, Cl A (A)	40,600	643
UGI	90,783	4,486
Unitil	9,447	471
Vistra Energy	101,742	1,801
Westar Energy, Cl A	18,457	947
WGL Holdings	3,714	313

		49,421

Total Common Stock (Cost $1,372,503) ($ Thousands)		1,634,424

EXCHANGE TRADED FUNDS — 0.2%

Exchange Traded Fund — 0.2%
iShares Russell 2000 Value Fund	25,518	2,964
iShares Russell Midcap Value Index Fund	10,243	852

Total Exchange Traded Funds (Cost $3,818) ($ Thousands)		3,816

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019 *	59,546	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 15.8%
SEI Liquidity Fund, L.P. 1.130% **†(C)	264,747,436	264,738

Total Affiliated Partnership (Cost $264,746) ($ Thousands)		264,738

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	61,773,688	$61,774

Total Cash Equivalent (Cost $61,774) ($ Thousands)		61,774

Total Investments in Securities—117.5% (Cost $1,702,841) ($ Thousands) @		$1,964,752

Percentages are based on Net Assets of $1,671,922 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $259,938 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2017, such securities amounted to $2,312 ($ Thousands), or 0.1% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $264,738 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,665,939 ($ Thousands), and the unrealized appreciation and depreciation were $358,352 ($ Thousands) and ($59,539) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,634,424	$–	$–	$1,634,424
Exchange Traded Funds	3,816	–	–	3,816
Rights	–	–	–	–
Affiliated Partnership	–	264,738	–	264,738
Cash Equivalent	61,774	–	–	61,774

Total Investments in Securities	$1,700,014	$264,738	$–	$1,964,752

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017:

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$236,581	$146,802	$(118,645)	$264,738	$290
SEI Daily Income Trust, Government Fund, Cl F	60,132	173,546	(171,904)	61,774	132

Totals	$296,713	$320,348	$(290,549)	$326,512	$422

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.1%
Aaron’s	36,468	$1,614
AMC Networks, Cl A *	25,085	1,525
Aramark	132,929	5,409
AutoZone *	5,600	2,959
Bed Bath & Beyond	118,580	3,272
Best Buy	4,126	224
Big Lots	32,907	1,566
BJ’s Restaurants *	1,913	58
Bridgepoint Education *	16,213	143
Brinker International	99,200	3,097
Brunswick	52,373	2,749
Cable One	844	640
Canadian Tire, Cl A	63,700	7,509
Carnival, Cl A	7,140	496
Cheesecake Factory	11,923	494
Children’s Place	29,357	3,116
Churchill Downs	2,263	442
Cogeco Communications	13,400	999
Comcast, Cl A	192,500	7,817
Cooper-Standard Holdings *	4,374	440
Cracker Barrel Old Country Store	3,215	478
Dana Holdings	72,863	1,754
Darden Restaurants	96,269	7,903
Del Frisco’s Restaurant Group *	3,767	53
Denny’s *	5,731	69
Escalade	557	7
Foot Locker	53,700	1,892
Gap	42,875	1,013
General Motors	5,578	204
Golden Entertainment *	1,861	42
Graham Holdings, Cl B	1,358	797
Grand Canyon Education *	2,014	165
H&R Block	35,918	960
Hilton Grand Vacations *	14,911	541
HSN	41,600	1,527
Jack in the Box	168	16
John Wiley & Sons, Cl A	14,443	779
Kohl’s	74,400	2,960
Lear	17,193	2,571
Macy’s	42,600	885
Magna International, Cl A	6,980	336
McDonald’s	62,824	10,050
Michael Kors Holdings *	14,317	604
MSG Networks *	28,023	601
Murphy USA *	88,400	5,698
NVR *	1,313	3,572
Office Depot	147,592	633
PetMed Express	396	14
Sally Beauty Holdings *	137,600	2,558
Scripps Networks Interactive, Cl A	70,000	5,996
Six Flags Entertainment	14,441	788

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sturm Ruger	76,430	$3,500
Target	199,900	10,901
Taylor Morrison Home, Cl A *	16,950	343
Texas Roadhouse, Cl A	2,218	105
Ulta Beauty *	16,172	3,574
Urban Outfitters *	60,297	1,232
Visteon *	3,486	402
Walt Disney	130,395	13,196
Yum China Holdings *	39,014	1,380

		134,668

Consumer Staples — 14.5%
Altria Group	219,697	13,929
Blue Buffalo Pet Products *	10,412	268
Bunge	126,603	9,448
Calavo Growers	7,040	473
Cal-Maine Foods	3,702	135
Campbell Soup	121,800	5,627
Church & Dwight	21,204	1,064
Clorox	15,400	2,133
Coca-Cola	44,816	2,041
Colgate-Palmolive	67,161	4,811
Costco Wholesale	49,011	7,682
CVS Health	131,500	10,170
Dean Foods	123,715	1,361
Dr. Pepper Snapple Group	141,526	12,886
Flowers Foods	135,154	2,348
Fresh Del Monte Produce	128,957	6,060
Hershey	48,853	5,126
Hostess Brands, Cl A *	29,193	389
Ingredion	69,559	8,613
J&J Snack Foods	3,485	444
JM Smucker	12,000	1,257
Kimberly-Clark	52,333	6,452
Kroger	359,349	7,859
Lamb Weston Holdings	33,902	1,542
Lancaster Colony	10,532	1,227
McCormick	51,416	4,891
Medifast	2,102	119
Metro, Cl A	88,500	2,910
National Beverage	660	77
Nu Skin Enterprises, Cl A	4,889	297
PepsiCo	93,418	10,811
Philip Morris International	88,889	10,394
Pinnacle Foods	23,128	1,372
Procter & Gamble	82,920	7,651
Sanderson Farms	61,973	9,142
Sysco	104,786	5,519
Turning Point Brands *	7,507	129
Tyson Foods, Cl A	192,920	12,212
Universal	43,479	2,487
US Foods Holding *	147,215	4,041

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USANA Health Sciences *	4,315	$256
Vector Group	29,239	632
Wal-Mart Stores	380,149	29,678

		215,963

Energy — 1.6%
Antero Resources *	50,107	986
Baker Hughes a GE	38,674	1,311
ExxonMobil	131,600	10,045
Marathon Petroleum	66,324	3,479
Par Petroleum *	7,061	126
Renewable Energy Group *	3,365	41
Valero Energy	117,392	7,994

		23,982

Financials — 15.5%
Aflac	30,355	2,506
AGNC Investment ‡	79,200	1,706
Allstate	145,321	13,152
American Financial Group	73,612	7,494
American National Insurance	2,171	251
Annaly Capital Management ‡	755,709	9,446
Anworth Mortgage Asset ‡	50,060	303
Apollo Commercial Real Estate Finance ‡	309,803	5,604
Arch Capital Group *	50,806	4,945
Argo Group International Holdings	4,488	270
Aspen Insurance Holdings	46,369	2,096
Assurant	3,667	347
Assured Guaranty	61,342	2,609
Atlas Financial Holdings *	7,056	119
Axis Capital Holdings	192,298	11,584
B. Riley Financial	8,148	134
Baldwin & Lyons, Cl B	9,381	205
Bank of NT Butterfield & Son	20,245	666
BankUnited	22,986	765
BB&T	51,900	2,392
BCB Bancorp	1,053	15
Berkshire Hathaway, Cl B *	95,700	17,337
Blue Capital Reinsurance Holdings	3,517	66
BOK Financial	6,775	545
Canadian Imperial Bank of Commerce	65,200	5,456
Capitol Federal Financial	38,961	535
Capstead Mortgage ‡	62,518	605
Carolina Financial	4,400	150
CBOE Holdings	82,379	8,311
Charter Financial	2,061	34
Chimera Investment ‡	4,448	85
Civista Bancshares	2,063	42
CME Group, Cl A	35,997	4,528
Community Bankers Trust *	12,396	104
Community Financial	121	4
DNB Financial	305	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Erie Indemnity, Cl A	3,705	$448
Essent Group *	18,582	726
Everest Re Group	91,912	23,206
Farmers Capital Bank	5,398	202
Farmers National Banc	2,368	32
First Bancshares	986	28
First Business Financial Services	6,963	148
First Foundation *	12,842	218
First Mid-Illinois Bancshares	1,578	55
FNB Bancorp	191	6
Genworth MI Canada	22,800	654
Great Ajax ‡	8,930	127
Green Dot, Cl A *	10,558	509
Hanover Insurance Group	41,400	4,065
Houlihan Lokey, Cl A	5,826	210
Howard Bancorp *	840	17
Intercontinental Exchange	33,051	2,137
International FCStone *	4,286	152
Invesco Mortgage Capital ‡	6,836	116
Investar Holding	568	12
James River Group Holdings	6,113	244
Kingstone	4,620	70
Malvern Bancorp *	301	7
Marcus & Millichap *	2,950	78
MBT Financial	4,211	43
MFA Financial ‡	1,093,474	9,601
Moelis, Cl A	476	19
MTGE Investment ‡	28,418	546
National Bank of Canada	73,600	3,374
National Commerce *	3,690	147
National General Holdings	16,269	279
New Mountain Finance	164,500	2,319
Nicolet Bankshares *	4,522	247
NMI Holdings, Cl A *	11,734	127
Northeast Bancorp	324	7
Norwood Financial	215	9
Old Line Bancshares	8,761	241
Old Republic International	10,144	194
Old Second Bancorp	15,296	175
Owens Realty Mortgage ‡	2,920	51
PennyMac Financial Services, Cl A *	13,730	233
PennyMac Mortgage Investment Trust ‡	193,700	3,349
Peoples Bancorp of North Carolina	390	12
Peoples Financial Services	891	37
People’s Utah Bancorp	145	4
PJT Partners	3,919	152
Popular	24,148	964
ProAssurance	7,070	376
Progressive	81,644	3,795
Prudential Financial	7,517	767
Radian Group	22,957	402
Reinsurance Group of America, Cl A	25,605	3,443

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RenaissanceRe Holdings	28,636	$3,985
RLI	777	42
S&P Global	16,298	2,515
Safety Insurance Group	5,732	409
Southern First Bancshares *	1,010	36
Southern Missouri Bancorp	1,072	35
Starwood Property Trust ‡	313,000	6,952
Stewart Information Services	4,005	144
Territorial Bancorp	1,221	37
Third Point Reinsurance *	31,635	444
Timberland Bancorp	2,695	75
Toronto-Dominion Bank	140,900	7,536
Travelers	151,898	18,407
Triumph Bancorp *	1,315	37
Two Harbors Investment ‡	396,916	4,060
UMH Properties ‡	5,539	88
United Security Bancshares	569	5
Unum Group	16,801	809
US Bancorp	60,679	3,110
Validus Holdings	196,022	9,830
Virtu Financial, Cl A	13,756	247
Voya Financial	71,516	2,734
Waterstone Financial	11,928	211

		230,549

Health Care — 15.0%
AbbVie	33,300	2,507
Aetna	40,633	6,408
Agilent Technologies	32,034	2,073
AmerisourceBergen	36,987	2,968
Amgen	20,800	3,698
Anthem	29,200	5,724
Baxter International	189,188	11,737
Biogen *	7,856	2,487
Bio-Rad Laboratories, Cl A *	8,153	1,776
Bristol-Myers Squibb	61,049	3,692
Bruker	17,434	507
Cambrex *	3,284	171
Cardinal Health	41,600	2,806
Catalent *	62,017	2,561
Centene *	6,748	600
Chemed	9,508	1,876
Cigna	12,274	2,235
Danaher	2,698	225
DaVita HealthCare Partners *	25,215	1,477
Eli Lilly	53,703	4,366
Enzo Biochem *	33,146	373
Express Scripts Holding *	105,661	6,638
Gilead Sciences	55,521	4,648
Globus Medical, Cl A *	9,053	274
Haemonetics *	9,023	388
HealthSouth	15,547	711

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein *	5,209	$905
Heska *	4,536	461
Hill-Rom Holdings	3,007	231
Humana	11,820	3,045
ICON *	26,719	3,030
ICU Medical *	3,236	564
IDEXX Laboratories *	8,260	1,284
Johnson & Johnson	296,676	39,271
Laboratory Corp of America Holdings *	30,366	4,764
LeMaitre Vascular	10,713	390
Mallinckrodt *	12,194	501
Masimo *	5,483	463
McKesson	17,655	2,636
Merck	440,614	28,138
Mettler Toledo International *	866	524
Owens & Minor	85,771	2,396
Pfizer	775,102	26,291
PRA Health Sciences *	1,373	106
Prestige Brands Holdings *	10,906	553
Quest Diagnostics	104,071	11,276
Tactile Systems Technology *	9,737	320
Taro Pharmaceuticals Industries *	7,248	760
Teleflex	10,758	2,278
Tivity Health *	2,290	90
UnitedHealth Group	45,934	9,136
Utah Medical Products	4,830	348
Varex Imaging *	5,754	176
Varian Medical Systems *	31,393	3,335
Vertex Pharmaceuticals *	6,132	984
Vocera Communications *	15,280	426
Waters *	9,152	1,679
WellCare Health Plans *	2,347	410
Zoetis, Cl A	54,153	3,395

		223,092

Industrials — 7.9%
3M	2,828	578
American Airlines Group	16,146	722
Blue Bird *	11,098	202
Boeing	50,600	12,127
Deere	87,400	10,132
Delta Air Lines	65,946	3,112
Expeditors International of Washington	22,800	1,279
FedEx	30,000	6,431
Hawaiian Holdings *	14,296	613
JetBlue Airways *	17,404	345
Landstar System	13,750	1,283
Lockheed Martin	21,830	6,667
Manpowergroup	15,452	1,723
Moog, Cl A *	1,927	148
MSC Industrial Direct, Cl A	9,428	649
Nexeo Solutions *	11,384	82

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northrop Grumman	23,724	$6,458
Owens Corning	50,541	3,747
Raytheon	44,900	8,172
Republic Services, Cl A	212,155	13,841
Southwest Airlines	40,816	2,128
Spirit AeroSystems Holdings, Cl A	44,173	3,291
United Continental Holdings *	43,402	2,689
United Parcel Service, Cl B	17,550	2,007
United Technologies	92,000	11,014
Waste Management	240,539	18,548

		117,988

Information Technology — 13.9%
Adobe Systems *	22,565	3,501
Alphabet, Cl A *	1,992	1,903
Amdocs	349,139	22,621
Amkor Technology *	80,118	703
Appfolio, Cl A *	4,566	196
Apple	125,561	20,592
Applied Materials	75,494	3,406
Aspen Technology *	58,098	3,675
Atlassian, Cl A *	21,135	752
AVX	471,700	8,231
Booz Allen Hamilton Holding, Cl A	97,977	3,342
CA	172,859	5,735
Cadence Design Systems *	86,124	3,384
Cardtronics *	580	15
CDK Global	5,565	359
CDW	5,693	361
Cisco Systems	466,400	15,023
Citrix Systems *	39,722	3,107
CommVault Systems *	966	59
Convergys	184,400	4,333
Corning	138,500	3,983
CSG Systems International	110,840	4,291
Dell Technologies, Cl V *	96,424	7,225
DST Systems	578	30
eBay *	172,347	6,227
F5 Networks *	3,339	399
Forrester Research	12,181	496
HP	51,556	984
IAC *	20,115	2,283
Intel	348,591	12,225
International Business Machines	81,000	11,585
Intuit	25,211	3,566
Jabil	83,414	2,615
Juniper Networks	14,194	394
Kla-Tencor	15,291	1,433
Micron Technology *	9,431	302
Microsoft	30,457	2,277
Motorola Solutions	104,849	9,239
NetApp	14,522	561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	191,510	$9,639
QUALCOMM	50,100	2,619
RealPage *	8,678	374
Sanmina *	10,873	407
Square, Cl A *	65,759	1,717
Sykes Enterprises *	4,403	117
Symantec	64,329	1,929
Synopsys *	45,642	3,671
TE Connectivity	35,059	2,791
Teradyne	85,129	3,031
Upland Software *	1,263	29
VeriSign *	35,155	3,647
Western Union	267,400	5,059

		206,443

Materials — 1.7%
AdvanSix *	12,609	403
Avery Dennison	39,800	3,751
Bemis	82,500	3,515
Cabot	3,806	200
GCP Applied Technologies *	2,028	57
International Paper	57,200	3,081
Kaiser Aluminum	30,500	2,938
LyondellBasell Industries, Cl A	22,792	2,065
Pan American Silver	28,111	525
Silgan Holdings	119,800	3,605
Sonoco Products	47,300	2,283
Trinseo	38,889	2,602

		25,025

Real Estate — 2.1%
Apple Hospitality ‡	109,087	1,983
CBRE Group, Cl A *	5,102	184
City Office ‡	6,754	86
Easterly Government Properties ‡	29,977	601
Four Corners Property Trust ‡	14,364	365
Gaming and Leisure Properties ‡	58,206	2,281
Getty Realty ‡	2,413	67
Hospitality Properties Trust ‡	36,936	1,011
Host Hotels & Resorts ‡	58,040	1,052
InfraREIT ‡	11,897	268
Jernigan Capital ‡	1,350	26
LaSalle Hotel Properties ‡	26,677	757
Mack-Cali Realty ‡	21,137	484
Maui Land & Pineapple *	7,605	98
Mid-America Apartment Communities ‡	41,200	4,386
National Health Investors ‡	68,200	5,468
Outfront Media ‡	860	19
Piedmont Office Realty Trust, Cl A ‡	226,600	4,589
PS Business Parks ‡	6,354	858
Retail Properties of America, Cl A ‡	313,500	4,179
RMR Group	5,264	272

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties ‡	10,582	$629
Select Income ‡	11,801	274
Sun Communities ‡	6,878	621
Tier ‡	8,306	153
Xenia Hotels & Resorts ‡	6,353	127

		30,838

Telecommunication Services — 4.8%
AT&T	599,027	22,440
BCE	125,300	5,940
Hawaiian Telcom Holdco *	1,498	46
NTT DOCOMO ADR	135,700	3,156
Rogers Communications, Cl B	11,018	575
SK Telecom ADR	207,600	5,250
TELUS	197,313	7,121
Verizon Communications	557,559	26,746

		71,274

Utilities — 11.4%
AES	168,576	1,861
ALLETE	6,266	485
Ameren	156,900	9,412
American Electric Power	326,523	24,042
California Water Service Group	5,835	219
CenterPoint Energy	143,752	4,258
Chesapeake Utilities	4,364	347
CMS Energy	66,511	3,228
Consolidated Edison	113,700	9,581
DTE Energy	37,600	4,223
Edison International	159,995	12,828
El Paso Electric	14,584	810
Entergy	187,161	14,818
Exelon	585,426	22,170
FirstEnergy	247,600	8,067
Hawaiian Electric Industries	61,343	2,050
IDACORP	9,618	856
MGE Energy	3,791	241
Northwest Natural Gas	10,385	689
NorthWestern	13,494	814
NRG Yield, Cl A	5,061	92
OGE Energy	6,669	238
PG&E	80,475	5,664
Pinnacle West Capital	45,778	4,119
PNM Resources	9,426	400
Portland General Electric	103,877	4,935
PPL	197,020	7,731
Public Service Enterprise Group	356,493	16,698
RGC Resources	373	10
SJW	3,114	173
Southwest Gas Holdings	10,374	825
Spire	1,217	93
UGI	36,231	1,790

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unitil	13,129	$655
Vectren	20,491	1,344
Vistra Energy	65,229	1,155
Xcel Energy	53,416	2,644

		169,565

Total Common Stock (Cost $1,179,464) ($ Thousands)		1,449,387

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	39,957,703	39,958

Total Cash Equivalent (Cost $39,958) ($ Thousands)		39,958

Total Investments in Securities — 100.2% (Cost $1,219,422) ($ Thousands) @		$1,489,345

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	163	Sep-2017	19,763	20,131	368

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,485,915 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,214,306 ($ Thousands), and the unrealized appreciation and depreciation were $311,831 ($ Thousands) and ($36,792) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

As of August 31, 2017, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$368	$—	$—	$368

Total Other Financial Instruments	$368	$—	$—	$368

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

U.S. Managed Volatility Fund (Concluded)

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$32,607	$98,009	$(90,658)	$39,958	$81

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Australia — 2.2%
AGL Energy	377,674	$7,186
Aurizon Holdings	368,689	1,450
AusNet Services	702,805	970
Coca-Cola Amatil	217,852	1,391
Cochlear	6,125	759
Computershare	38,286	427
CSL	46,628	4,753
Elders *	31,708	118
Flight Centre Travel Group	27,315	1,048
LendLease Group	127,258	1,673
Mirvac Group ‡	1,783,100	3,281
Orica	56,909	918
Rio Tinto	2,653	143
Sonic Healthcare	65,024	1,129
South32	935,414	2,166
Stockland ‡	123,554	434
Telstra	1,576,155	4,588
Wesfarmers	184,141	6,225

		38,659

Austria — 0.8%
Agrana Beteiligungs	2,544	326
Erste Group Bank	12,246	517
EVN	2,534	39
Flughafen Wien	5,554	218
Oberbank	489	45
Oesterreichische Post	110,402	4,940
OMV	11,828	679
Raiffeisen International Bank Holding	8,287	272
Telekom Austria, Cl A	83,589	803
Verbund, Cl A	39,270	843
Voestalpine	110,326	5,718

		14,400

Belgium — 0.6%
Bekaert	6,817	324
bpost	109,000	3,039
Colruyt	60,953	3,382
Elia System Operator	8,026	477
Proximus	71,509	2,518

		9,740

Canada — 5.8%
Atco, Cl I	63,061	2,314
Bank of Montreal	115,593	8,262
Barrick Gold	133,100	2,388
BCE	90,846	4,307
BTB ‡	8,900	33
Canadian ‡	3,700	136
Canadian Imperial Bank of Commerce	29,529	2,471
Canadian Tire, Cl A	67,850	7,999
Canadian Utilities, Cl A	34,955	1,085

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CCL Industries, Cl B	44,945	$2,077
Cineplex	5,180	159
Constellation Software	2,227	1,233
Dollarama	34,121	3,349
Emera	43,754	1,674
Empire, Cl A	4,257	71
George Weston	39,822	3,447
Goldcorp	58,700	803
H&R ‡	64,794	1,104
Intact Financial	33,251	2,730
Jean Coutu Group, Cl A	20,271	360
Kinross Gold *	264,200	1,199
Loblaw	45,100	2,436
Metro, Cl A	246,965	8,120
Morguard ‡	6,927	79
National Bank of Canada	191,194	8,766
New Flyer Industries	45,500	1,863
Open Text	13,081	419
RioCan ‡	76,873	1,459
Rogers Communications, Cl B	107,396	5,584
Rogers Sugar	42,342	218
Royal Bank of Canada	38,060	2,814
Saputo	21,285	716
Shaw Communications, Cl B	237,672	5,281
TELUS	206,700	7,454
TMX Group	43,300	2,292
Toronto-Dominion Bank	112,781	6,032
True North Commercial ‡	22,400	113

		100,847

Denmark — 1.4%
Carlsberg, Cl B	46,004	5,273
Coloplast, Cl B	4,630	379
Danske Bank	164,400	6,381
GN Store Nord	88,091	2,918
H Lundbeck	5,557	353
ISS	15,010	583
Matas	29,513	429
Novo Nordisk, Cl B	74,431	3,545
Royal Unibrew	20,754	1,137
Schouw	678	71
TDC	129,311	769
William Demant Holding *	90,084	2,380

		24,218

Finland — 0.2%
Aspo	3,245	35
DNA	7,166	129
Kesko, Cl B	14,289	769
Orion, Cl B	35,797	1,693
Raisio, Cl V	8,840	37

		2,663

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France — 2.0%
Aeroports de Paris	14,530	$2,589
Albioma	7,763	174
Atos	35,812	5,518
Bastide le Confort Medical	1,451	66
Boiron	809	76
Cie des Alpes	4,246	124
Credit Agricole	122,111	2,150
Dassault Aviation	464	708
Dassault Systemes	1,383	136
Eutelsat Communications	16,653	483
Fountaine Pajot	345	34
Gaz de France	3,457	58
Groupe Guillin	3,390	160
Ipsen	2,553	342
Metropole Television	37,331	820
Rallye	16,109	295
Rubis SCA	923	60
Sanofi-Aventis	115,800	11,242
SES Global, Cl A	43,606	996
TOTAL	149,100	7,701
Veolia Environnement	19,708	462
Vilmorin & Cie	773	69

		34,263

Germany — 1.7%
Aareal Bank	32,045	1,310
Aurubis	15,791	1,409
Bijou Brigitte	1,118	74
CECONOMY	57,567	630
Celesio	160,989	5,005
Deutsche Lufthansa	23,005	576
Freenet	129,158	4,309
Homag Group	970	73
Hornbach Holding & KGaA	2,152	196
Indus Holding	9,117	687
KWS Saat	845	352
MAN	2,797	313
Merck KGaA	12,006	1,317
METRO *	57,567	1,124
Muenchener Rueckversicherungs	30,500	6,288
MVV Energie	1,870	50
Rhoen Klinikum	46,775	1,552
Salzgitter	8,684	390
Talanx	60,400	2,496
Wuestenrot & Wuerttembergische	37,730	989

		29,140

Hong Kong — 3.8%
ASM Pacific Technology	233,100	2,883
BOC Hong Kong Holdings	451,500	2,299
Cheung Kong Property Holdings	100,500	882
Chinney Investments	88,000	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CK Infrastructure Holdings	535,925	$4,855
CLP Holdings	1,462,691	15,447
First Pacific	467,280	376
Fountain SET Holdings	386,000	49
Guoco Group	1,000	13
Hang Lung Group	24,000	90
Hang Seng Bank	45,911	1,056
HK Electric Investments & HK Electric Investments (A)	1,071,521	983
HKT Trust & HKT	1,971,686	2,544
Hong Kong & China Gas	339,900	643
Hong Kong Aircraft Engineering	2,000	13
Hua Hong Semiconductor (A)	918,000	1,220
Hysan Development	62,684	290
I-CABLE Communications *	48,916	2
Kerry Properties	1,216,643	4,819
Langham Hospitality Investments and Langham Hospitality Investments	490,500	216
Li & Fung	308,000	139
Link ‡	497,538	4,107
MTR	462,343	2,703
New World Development	132,000	180
NWS Holdings	136,989	263
Paliburg Holdings	104,000	44
PCCW	1,668,542	930
Power Assets Holdings	297,587	2,624
Regal Hotels International Holdings	240,000	174
Shangri-La Asia	117,812	197
SmarTone Telecommunications Holdings	815,500	996
Sun Hung Kai Properties	281,000	4,689
Sunlight ‡	143,943	96
Swire Pacific, Cl A	87,621	892
Transport International Holdings	14,000	46
WH Group (A)	3,979,859	4,160
Wheelock	109,135	816
Wing Tai Properties	18,000	12
Yue Yuen Industrial Holdings	846,000	3,664

		65,453

Ireland — 0.0%
Hibernia ‡	52,290	89
Irish Residential Properties ‡	50,199	81
Total Produce	101,736	262

		432

Israel — 1.8%
Alrov Properties and Lodgings	1,778	53
Amot Investments	204,241	1,099
Bank Hapoalim	1,361,714	9,161
Bank Leumi Le-Israel	1,521,925	7,969
Israel Discount Bank, Cl A *	388,760	969
Malam - Team	731	70
Mizrahi Tefahot Bank	380,700	6,780

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orbotech *	82,600	$3,282
Rami Levy Chain Stores Hashikma Marketing 2006	6,159	299
Shufersal	261,032	1,416
Strauss Group	24,022	444

		31,542

Italy — 0.3%
Ascopiave	80,433	339
Banca Mediolanum	27,645	233
Hera	799,410	2,555
Iren	441,196	1,207
Orsero *	8,300	135
Parmalat	20,771	76

		4,545

Japan — 8.4%
Aeon Hokkaido	16,000	91
Ahjikan	6,100	62
Albis	1,900	73
Alpen	19,800	395
Aozora Bank	949,309	3,588
Asahi Holdings	5,400	113
Astellas Pharma	270,700	3,403
Atsugi	252,000	291
Benesse	4,300	165
Brother Industries	14,500	343
Can Do	7,816	124
Central Sports	2,200	85
COMSYS Holdings	144,300	3,099
Cota	6,380	74
Daiichi Sankyo	130,595	3,084
Daiki Aluminium Industry	16,000	117
Daisyo	6,400	100
Dydo Drinco	17,196	869
Earth Chemical	5,100	244
EDION	16,700	160
Eisai	48,500	2,509
Feed One	50,100	107
Fuji Oil Holdings	67,700	1,901
Fujitsu	284,000	2,103
Fujiya	10,700	236
Geo Holdings	78,800	1,115
Gourmet Kineya	8,000	84
HABA Laboratories	1,000	37
Hakudo	6,900	134
Heiwa Real Estate, Cl A ‡	250	210
Hoya	33,372	1,909
Idemitsu Kosan	1,200	29
Invesco Office J-Reit ‡	498	483
Itochu-Shokuhin	953	42
Japan Airlines	89,100	3,059
Japan Logistics Fund ‡	113	230

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Japan Senior Living Investment ‡	56	$71
Japan Tobacco	52,300	1,789
J-Oil Mills	2,800	102
Jolly - Pasta	1,800	27
JXTG Holdings	953,900	4,614
Kadoya Sesame Mills	1,500	79
Kakiyasu Honten	4,300	77
Kato Sangyo	20,600	606
KDDI	259,010	6,982
Keiyo	57,700	394
Key Coffee	8,300	167
KFC Holdings Japan	10,173	188
King Jim	12,500	116
Kisoji	2,600	66
Kohnan Shoji	171,554	3,211
Kourakuen Holdings	15,100	240
K’s Holdings	191,100	4,268
Kuraray	144,500	2,741
Kurimoto	10,000	202
Kyokuyo	19,600	598
Kyorin	24,500	514
Kyowa Exeo	191,900	3,609
LaSalle Logiport ‡	204	198
Mars Engineering	700	15
Marubeni	219,500	1,427
Marudai Food	9,836	47
Matsuya Foods	8,830	327
McDonald’s Holdings Japan	54,500	2,419
Medipal Holdings	11,600	204
Ministop	22,467	459
Mitsubishi	3,500	81
Mitsubishi Gas Chemical	73,100	1,813
Mitsubishi Tanabe Pharma	162,800	3,994
Mitsui	150,900	2,255
Mitsui Sugar	12,800	434
Mochida Pharmaceutical	7,500	573
Morozoff	700	49
Mory Industries	2,000	46
MOS Food Services	6,246	199
Mr Max	35,812	173
Nakayama Steel Works	9,800	63
Natori	7,700	142
Nihon Eslead	5,800	102
Nihon Shokuhin Kako	7,386	34
Nippon Beet Sugar Manufacturing	3,000	65
Nippon BS Broadcasting	3,200	35
Nippon Express	64,863	447
Nippon Flour Mills	188,242	2,986
NIPPON Investment ‡	90	262
Nippon Prologis ‡	102	221
Nippon Telegraph & Telephone	309,100	15,357
Nisshin Oillio Group	80,249	575

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nissui Pharmaceutical	8,900	$114
NTT DoCoMo	328,942	7,632
Ohmoto Gumi	3,000	25
Ohsho Food Service	3,600	143
Okinawa Electric Power	20,460	456
Ootoya Holdings	1,900	35
Oracle Japan	26,454	1,954
Osaka Gas	1,169,578	4,571
Otsuka	2,500	165
OUG Holdings	35,000	91
Ozu	800	16
PIA	2,400	93
Plenus	4,400	98
Proto	4,200	75
Renaissance	1,800	30
Rhythm Watch	16,000	36
Rock Field	3,620	66
Sagami Chain	19,300	246
Sato Restaurant Systems	18,700	159
Sekisui Chemical	164,600	3,066
Senko	371,600	2,684
Senshu Ikeda Holdings	650,300	2,423
Shibusawa Warehouse	10,000	33
Shimachu	73,600	1,896
Shoei Foods	7,000	340
Showa Sangyo	2,000	11
SKY Perfect JSAT Holdings	378,000	1,717
ST	9,000	204
Starts Proceed Investment ‡	189	257
Starzen	7,700	362
Studio Alice	8,208	199
Sumitomo	5,600	79
Sumitomo Bakelite	472,000	3,469
Sumitomo Osaka Cement	694,000	3,109
Takeda Pharmaceutical	11,200	618
Takihyo	2,800	60
Tear	4,900	38
Toho	7,200	190
Tokai	2,277	100
Tokyo Gas	111,000	588
Tokyo Theatres	17,000	23
Tomoe Engineering	4,000	68
Toshiba Plant Systems & Services	194,400	3,342
Trend Micro	21,462	993
Tsumura	51,000	1,921
Vital KSK Holdings	32,600	266
WIN-Partners	17,800	238
Wood One	10,000	32
Yamaguchi Financial Group	205,000	2,317
Yellow Hat	7,000	194
Yoshinoya Holdings	76,200	1,297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ZERIA Pharmaceutical	5,000	$92

		144,562

Luxembourg — 0.0%
RTL Group	11,656	883

Netherlands — 0.3%
ABN AMRO Group (A)	38,335	1,073
Amsterdam Commodities	2,334	69
Coca-Cola European Partners	6,007	257
ForFarmers	77,065	958
NN Group	72,100	2,857
Sligro Food Group	5,933	261

		5,475

New Zealand — 1.2%
Air New Zealand	153,989	394
Argosy Property	548,186	414
Arvida Group	55,833	52
Auckland International Airport	173,545	844
Chorus	109,799	315
Contact Energy	822,105	3,285
EBOS Group	3,798	47
Fisher & Paykel Healthcare	215,294	1,815
Fletcher Building	977,541	5,713
Freightways	82,976	469
Genesis Energy	411,236	723
Goodman Property Trust ‡	280,348	257
Infratil	25,128	57
Kiwi Property Group	1,028,479	994
Mainfreight	37,867	670
Mercury NZ	283,423	698
Meridian Energy	109,580	232
Property for Industry	23,622	28
Restaurant Brands New Zealand	47,634	218
Ryman Healthcare	89,763	584
Sanford	8,999	48
SKY Network Television	143,438	292
Spark New Zealand	926,168	2,597
Steel & Tube Holdings	33,559	52
Stride Property Group	63,460	76
Summerset Group Holdings	101,823	373

		21,247

Norway — 0.7%
Atea	21,284	281
Marine Harvest	95,561	1,893
Orkla	475,586	4,869
Telenor	235,638	4,758

		11,801

Portugal — 0.3%
Jeronimo Martins	39,857	794

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REN - Redes Energeticas Nacionais	1,138,079	$3,735

		4,529

Singapore — 2.6%
AIMS AMP Capital Industrial ‡	39,200	41
Ascendas ‡	1,975,000	3,869
Ascendas Hospitality Trust ‡	209,700	129
BreadTalk Group	59,500	70
Cache Logistics Trust ‡	696,300	449
CapitaLand Commercial Trust ‡	1,580,348	2,025
CapitaLand Mall Trust ‡	3,052,200	4,877
CDL Hospitality Trusts ‡	269,100	323
City Developments	24,000	207
ComfortDelGro	496,119	837
Dairy Farm International Holdings	16,600	134
DBS Group Holdings	422,100	6,409
Genting Singapore	257,200	224
Hutchison Port Holdings Trust	1,276,316	581
Jardine Matheson Holdings	3,100	204
Jardine Strategic Holdings	6,700	294
KSH Holdings	258,750	143
Mapletree Industrial Trust ‡	1,990,100	2,718
OUE	434,600	627
OUE Hospitality Trust ‡	77,400	43
Oversea-Chinese Banking	48,900	402
Sheng Siong Group	328,900	223
Singapore Airlines	49,838	378
Singapore Airport Terminal Services	284,200	1,011
Singapore Exchange	21,000	116
Singapore Press Holdings	463,308	942
Singapore Technologies Engineering	258,800	696
Singapore Telecommunications	317,900	866
Soilbuild Business Space ‡	338,300	182
SPH ‡	538,600	397
StarHub	607,192	1,167
Suntec ‡	86,222	120
United Overseas Bank	346,800	6,137
UOL Group	511,400	3,080
Venture	220,100	2,561
Viva Industrial Trust ‡	160,200	111
Wilmar International	714,711	1,747

		44,340

Spain — 0.1%
Ebro Foods	65,800	1,567

Sweden — 1.0%
Axfood	90,192	1,594
Essity, Cl B *	116,757	3,237
ICA Gruppen	109,421	4,356
KNOW IT	4,507	69
Svenska Cellulosa, Cl B	42,689	355
Swedish Match	171,562	6,108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tele2, Cl B	28,526	$332
TeliaSonera	263,983	1,257

		17,308

Switzerland — 4.2%
ABB	50,013	1,155
Allreal Holding	9,035	1,619
Alpiq Holding	216	18
ALSO Holding	13,200	1,713
Barry Callebaut	1,443	2,072
Bell	114	52
BKW	9,657	560
Cembra Money Bank	3,524	306
Chocoladefabriken Lindt & Spruengli	50	859
Coca-Cola HBC	28,511	971
Conzzeta	66	68
EMS-Chemie Holding	3,512	2,396
Flughafen Zuerich	12,088	2,956
Intershop Holding	697	349
Kaba Holding	559	503
Kuehne + Nagel International	1,482	268
Mobimo Holding	230	64
Nestle	138,814	11,751
Novartis	88,113	7,418
Orior	1,841	146
Pargesa Holding	2,613	211
Roche Holding	44,144	11,185
Romande Energie Holding	20	27
Schindler Holding	7,556	1,615
Sonova Holding	15,640	2,638
Swiss Life Holding	15,700	5,607
Swiss Prime Site	27,203	2,457
Swiss Re	80,500	7,275
Swisscom	9,532	4,797
Valora Holding	3,302	994
Vontobel Holding	705	45

		72,095

United Kingdom — 3.8%
A.G. Barr	14,396	117
Amino Technologies	28,544	71
BAE Systems	825,700	6,463
BCA Marketplace	214,886	521
British American Tobacco	5,541	345
Britvic	265,685	2,586
Carnival	13,083	906
Centrica	206,990	533
Character Group	5,143	31
Close Brothers Group	16,156	322
Cranswick	11,032	425
Custodian ‡	18,811	28
Diageo	79,032	2,640
easyJet	22,916	353

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F&C UK Real Estate Investment ‡	31,314	$43
GlaxoSmithKline	705,519	13,941
Grainger	72,931	240
Greggs	19,499	302
Group 4 Securicor	52,772	193
Hill & Smith Holdings	13,097	217
Imperial Brands	119,055	4,910
J D Wetherspoon	224,700	3,162
JD Sports Fashion	4,180	17
John Menzies	26,873	245
Kingfisher	1,006,836	3,878
Lookers	451,200	637
Melrose Industries	53,700	152
Merlin Entertainments (A)	1	–
Moneysupermarket.com Group	65,498	270
National Express Group	194,516	900
QinetiQ	165,935	492
Randgold Resources	6,245	636
Rentokil Initial	30,621	120
Rightmove	29,592	1,572
Royal Mail	508,900	2,585
Secure Income ‡	6,269	30
Softcat	34,364	176
SSE	571,923	10,501
Standard Life Investment Property Income Trust ‡	112,514	131
Tate & Lyle	453,353	3,993
Tritax Big Box ‡	256,964	473

		65,157

United States — 51.1%

Consumer Discretionary — 5.3%
Brinker International	37,600	1,174
Carnival, Cl A	73,057	5,076
Children’s Place	20,600	2,187
Churchill Downs	2,174	425
Comcast, Cl A	285,420	11,591
Cooper-Standard Holdings *	26,300	2,645
Darden Restaurants	33,746	2,770
Dick’s Sporting Goods	6,628	175
Foot Locker	33,600	1,184
Gap	107,809	2,546
Grand Canyon Education *	5,129	421
Home Depot	30,639	4,592
Interpublic Group	50,511	1,017
Kohl’s	47,300	1,882
Live Nation *	90,442	3,614
Madison Square Garden, Cl A *	3,242	689
McDonald’s	79,494	12,717
New York Times, Cl A	26,063	486
Playa Hotels & Resorts *	47,265	490
Priceline Group *	490	908

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RCI Hospitality Holdings	17,658	$411
Sally Beauty Holdings *	177,000	3,290
Scholastic	18,443	727
Service International	9,787	346
Sirius XM Holdings	766,915	4,410
Target	179,500	9,788
Walt Disney	110,276	11,160

		86,721

Consumer Staples — 9.5%
Altria Group	91,544	5,804
Bunge	38,600	2,881
Campbell Soup	105,800	4,888
Church & Dwight	47,103	2,363
Clorox	82,720	11,459
Coca-Cola	180,557	8,224
Colgate-Palmolive	65,408	4,686
Costco Wholesale	17,676	2,771
CVS Health	166,400	12,869
Dr. Pepper Snapple Group	14,906	1,357
Edgewell Personal Care *	4,707	357
Estee Lauder, Cl A	49,529	5,299
Fresh Del Monte Produce	100,274	4,712
Hershey	13,875	1,456
HRG Group *	86,220	1,361
Ingredion	28,500	3,529
J&J Snack Foods	3,439	438
JM Smucker	16,760	1,756
Kellogg	2,455	161
Kimberly-Clark	29,780	3,672
Kroger	127,800	2,795
Medifast	10,035	568
Oil-Dri Corp of America	838	34
PepsiCo	78,765	9,115
Philip Morris International	35,828	4,189
Procter & Gamble	109,919	10,142
Sanderson Farms	27,800	4,101
Spectrum Brands Holdings	28,315	3,114
Sysco	130,435	6,870
Tyson Foods, Cl A	108,450	6,865
Universal	40,520	2,318
Vector Group	35,404	765
Walgreens Boots Alliance	37,261	3,037
Wal-Mart Stores	288,027	22,486

		156,442

Energy — 0.8%
ExxonMobil	70,300	5,366
Valero Energy	107,900	7,348

		12,714

Financials — 8.5%
Aflac	26,466	2,185

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGNC Investment ‡	473,249	$10,194
Allstate	76,600	6,932
American Financial Group	31,700	3,227
Annaly Capital Management ‡	1,018,883	12,736
Apollo Commercial Real Estate Finance ‡	157,800	2,855
Ares Commercial Real Estate ‡	34,724	458
Axis Capital Holdings	58,900	3,548
BankFinancial	5,431	87
BB&T	60,200	2,775
Beneficial Bancorp	17,592	263
Berkshire Hathaway, Cl B *	117,343	21,258
Blackstone Mortgage Trust, Cl A ‡	108,500	3,401
Brighthouse Financial *	8,023	458
Capitol Federal Financial	41,110	564
Charter Financial	26,998	439
Chimera Investment ‡	178,600	3,406
Everest Re Group	34,100	8,610
First Northwest Bancorp *	691	11
Hartford Financial Services Group	94,900	5,131
JPMorgan Chase	27,534	2,503
Kearny Financial	13,343	189
Lincoln National	57,378	3,894
MetLife	98,463	4,611
MTGE Investment ‡	13,467	259
National Western Life Group, Cl A	150	50
Northfield Bancorp	11,739	189
Northwest Bancshares	6,352	98
PNC Financial Services Group	24,500	3,073
Provident Financial Holdings	9,453	179
Prudential Financial	42,096	4,297
Reinsurance Group of America, Cl A	35,400	4,760
Starwood Property Trust ‡	216,712	4,813
Territorial Bancorp	1,769	53
Travelers	110,500	13,390
Two Harbors Investment ‡	395,500	4,046
Voya Financial	125,981	4,816
Waterstone Financial	59,003	1,041

		140,799

Health Care — 11.0%
AbbVie	107,482	8,093
Aetna	19,043	3,003
AmerisourceBergen	14,391	1,155
Amgen	20,100	3,573
Anthem	25,017	4,904
Baxter International	15,663	972
Bio-Rad Laboratories, Cl A *	22,587	4,920
Cardinal Health	31,000	2,091
Chemed	21,575	4,257
Cigna	34,868	6,348
Danaher	56,072	4,678
DaVita HealthCare Partners *	25,155	1,473

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences	80,532	$6,741
Haemonetics *	14,468	622
HCA Healthcare *	67,000	5,270
Humana	19,723	5,081
Intuitive Surgical *	4,076	4,095
Johnson & Johnson	247,183	32,720
LifePoint Hospitals *	45,600	2,643
Masimo *	30,844	2,603
Merck	335,257	21,410
Mettler Toledo International *	8,830	5,343
National Healthcare	16,031	999
Owens & Minor	82,101	2,294
PerkinElmer	28,139	1,885
Pfizer	660,947	22,419
PRA Health Sciences *	2,786	216
Quest Diagnostics	74,380	8,059
Teleflex	20,530	4,347
United Therapeutics *	37,789	4,943
UnitedHealth Group	2,676	532
Varian Medical Systems *	25,739	2,735
Zoetis, Cl A	27,814	1,744

		182,168

Industrials — 4.2%
3M	16,749	3,422
Boeing	46,800	11,216
Deere	40,700	4,718
Manpowergroup	33,241	3,707
Republic Services, Cl A	235,736	15,379
United Parcel Service, Cl B	33,594	3,842
United Technologies	101,419	12,142
Waste Management	194,529	15,000

		69,426

Information Technology — 5.2%
Amdocs	185,093	11,992
Apple	104,400	17,122
AVX	18,576	324
CA	52,100	1,729
Cisco Systems	415,525	13,384
CSG Systems International	46,100	1,785
Dell Technologies, Cl V *	7,668	575
IAC *	14,916	1,693
Intel	265,700	9,318
International Business Machines	53,800	7,695
Jack Henry & Associates	2,888	298
Kla-Tencor	8,700	815
Mastercard, Cl A	23,444	3,125
Motorola Solutions	74,200	6,539
Sykes Enterprises *	78,300	2,087
Symantec	83,570	2,505
Synopsys *	4,234	340
Travelport Worldwide	49,682	752

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VMware, Cl A *	40,990	$4,431

		86,509

Materials — 1.1%
AptarGroup	1,760	147
Avery Dennison	34,100	3,214
Bemis	71,900	3,064
Kaiser Aluminum	61,045	5,880
Reliance Steel & Aluminum	50,130	3,630
Sonoco Products	49,900	2,408

		18,343

Real Estate — 1.1%
Getty Realty ‡	103,000	2,839
National Health Investors ‡	50,100	4,017
NorthStar Realty Europe ‡	50,814	632
Piedmont Office Realty Trust, Cl A ‡	192,900	3,906
Select Income ‡	83,500	1,938
Senior Housing Properties Trust ‡	268,100	5,287

		18,619

Telecommunication Services — 1.8%
AT&T	235,600	8,826
BCE	166,321	7,910
Hawaiian Telcom Holdco *	2,876	87
NII Holdings *	100,568	67
Verizon Communications	267,200	12,818

		29,708

Utilities — 4.8%
Ameren	74,600	4,475
American Electric Power	93,600	6,892
CenterPoint Energy	11,965	354
Consolidated Edison	115,256	9,713
Edison International	95,600	7,665
Entergy	82,900	6,563
Exelon	145,641	5,515
FirstEnergy	342,500	11,159
Pinnacle West Capital	43,900	3,950
Public Service Enterprise Group	230,400	10,792
SCANA	85,756	5,178
Southern	78,143	3,771
Unitil	9,353	466
Xcel Energy	51,700	2,559

		79,052

		880,501

Total Common Stock (Cost $1,444,448) ($ Thousands)		1,625,367

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel	9,883	$1,322

Sweden — 0.0%
Akelius Residential Property	10,930	451

Total Preferred Stock (Cost $1,644) ($ Thousands)		1,773

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	24,350,988	24,351

Total Cash Equivalent (Cost $24,351) ($ Thousands)		24,351

Total Investments in Securities — 95.8% (Cost $1,470,443) ($ Thousands) @		$1,651,491

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	187	Sep-2017	7,556	7,612	(95)
FTSE 100 Index	47	Sep-2017	4,488	4,501	(2)
Hang Seng Index	6	Sep-2017	1,069	1,071	2
S&P 500 Index E-MINI	262	Sep-2017	32,301	32,357	56
SPI 200 Index	25	Sep-2017	2,808	2,820	(6)
Topix Index	34	Sep-2017	4,985	5,008	5

			53,207	53,369	(40)

A list of the open forwards contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/28/17	USD	44	NOK	344	$—
Brown Brothers Harriman	09/28/17	USD	87	NOK	671	—
Brown Brothers Harriman	09/28/17	USD	137	NZD	189	(2)
Brown Brothers Harriman	09/28/17	USD	32	SGD	44	—
Brown Brothers Harriman	09/28/17	USD	161	SGD	217	—
Brown Brothers Harriman	09/28/17	USD	151	SEK	1,209	1
Brown Brothers Harriman	09/28/17	USD	52	SEK	410	—
Brown Brothers Harriman	09/28/17	USD	104	HKD	817	—
Brown Brothers Harriman	09/28/17	USD	122	HKD	956	—
Brown Brothers Harriman	09/28/17	USD	102	DKK	641	—
Brown Brothers Harriman	09/28/17	USD	138	DKK	851	(1)
Brown Brothers Harriman	09/28/17	USD	18	AUD	23	—
Brown Brothers Harriman	09/28/17	USD	260	AUD	327	(1)
Brown Brothers Harriman	09/28/17	USD	351	GBP	273	1
Brown Brothers Harriman	09/28/17	USD	169	GBP	131	(1)
Brown Brothers Harriman	09/28/17	USD	528	CAD	660	(1)
Brown Brothers Harriman	09/28/17	USD	546	JPY	59,333	(6)
Brown Brothers Harriman	09/28/17	USD	135	CHF	130	—
Brown Brothers Harriman	09/28/17	USD	680	CHF	646	(6)
Brown Brothers Harriman	09/28/17	USD	612	EUR	515	1
Brown Brothers Harriman	09/28/17	USD	817	EUR	680	(7)
Brown Brothers Harriman	09/28/17	NZD	15,919	USD	11,486	94
Brown Brothers Harriman	09/28/17	AUD	76	USD	61	—
Brown Brothers Harriman	09/28/17	AUD	26,498	USD	20,938	(69)
Brown Brothers Harriman	09/28/17	GBP	27,736	USD	35,527	(240)
Brown Brothers Harriman	09/28/17	SGD	26	USD	19	—
Brown Brothers Harriman	09/28/17	SGD	28,604	USD	21,006	(68)
Brown Brothers Harriman	09/28/17	CHF	368	USD	384	—
Brown Brothers Harriman	09/28/17	CHF	35,209	USD	36,558	(156)
Brown Brothers Harriman	09/28/17	NOK	13	USD	2	—
Brown Brothers Harriman	09/28/17	NOK	47,679	USD	6,084	(50)
Brown Brothers Harriman	09/28/17	EUR	357	USD	426	1
Brown Brothers Harriman	09/28/17	EUR	60,779	USD	71,856	(506)
Brown Brothers Harriman	09/28/17	CAD	67,187	USD	53,660	49
Brown Brothers Harriman	09/28/17	CAD	331	USD	262	(2)
Brown Brothers Harriman	09/28/17	DKK	447	USD	72	—
Brown Brothers Harriman	09/28/17	DKK	75,875	USD	12,059	(90)
Brown Brothers Harriman	09/28/17	SEK	77,287	USD	9,607	(124)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/28/17	HKD	244,762	USD	31,302	$1
Brown Brothers Harriman	09/28/17	JPY	8,501,368	USD	77,814	454
Brown Brothers Harriman	09/28/17	JPY	90,232	USD	820	(2)

						$(730)

For the period ended August 31, 2017, the total amount of all future, foreign currency and swap agreements as presented in the tables above are representative of the volume for these derivative types during the period

Percentages are based on Net Assets of $1,724,648 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $7,436 ($ Thousands), representing 0.4% of the Net Assets of the Fund.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,465,769 ($ Thousands), and the unrealized appreciation and depreciation were $214,259 ($ Thousands) and ($28,537) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,620,175	$ 5,192	$–	$ 1,625,367
Preferred Stock	1,773	–	–	1,773
Cash Equivalent	24,351	–	–	24,351

Total Investments in Securities	$ 1,646,299	$ 5,192	$–	$ 1,651,491

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$ 63	$ —	$—	$ 63
Unrealized Depreciation	(103)	—	—	(103)
Forwards Contracts *
Unrealized Appreciation	—	602	—	602
Unrealized Depreciation	—	(1,332)	—	(1,332)

Total Other Financial Instruments	$ (40)	$ (730)	$—	$ (770)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$28,866	$82,763	$(87,278)	$24,351	$90

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.4%
Argentina — 0.8%
MercadoLibre (A)	130,712	$33,785
Ternium ADR	78,630	2,393
YPF ADR	1,416,525	28,415

		64,593

Australia — 4.1%
a2 Milk *(A)	6,784,777	27,122
Alumina	16,441,410	27,646
Aristocrat Leisure	1,057,664	17,759
Asaleo Care	641,399	796
ASX	638,525	27,692
BGP Holdings *(B)	239,898	–
BHP Billiton	1,230,457	26,721
BHP Billiton ADR (A)	298,028	12,964
BlueScope Steel	1,094,354	9,435
Brambles	1,314,379	9,706
BT Investment Management	96,883	814
CIMIC Group ‡	134,196	4,476
Cochlear	168,251	20,846
CSR	766,358	2,456
Downer	506,364	2,859
Flight Centre Travel Group	344,800	13,223
Goodman Group ‡	821,880	5,404
Newcrest Mining	1,468,751	26,619
OZ Minerals	3,791,725	24,390
Qantas Airways	5,567,848	25,260
SEEK	358,587	4,764
South32	18,884,918	44,103

		335,055

Austria — 1.0%
Erste Group Bank	861,483	36,355
Lenzing	13,355	2,104
OMV	54,765	3,144
RHI	9,225	337
Schoeller-Bleckmann Oilfield Equipment (A)	202,352	14,074
Voestalpine	453,771	23,516

		79,530

Belgium — 0.4%
AGFA-Gevaert *	120,446	532
Greenyard (A)	19,579	478
Ion Beam Applications (A)	871,915	24,319
KBC Group	69,900	5,737
UCB	5,039	347

		31,413

Brazil — 1.9%
Banco Bradesco ADR	2,241,908	23,854
Cia Energetica de Minas Gerais ADR (A)	108,399	285
Cia Vale do Rio Doce ADR, Cl B	2,693,049	29,812
Cielo	698,340	4,963
Cielo ADR	1,459,800	10,423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cosan, Cl A	262,307	$2,151
EDP - Energias do Brasil	408,200	1,963
Gerdau ADR (A)	7,495,599	27,808
Hypermarcas	2,785,885	26,031
Kroton Educacional	2,865,500	16,338
Light *	305,700	2,006
TIM Participacoes	1,665,615	5,929

		151,563

Canada — 4.1%
Bank of Montreal	379,400	27,117
Canadian Imperial Bank of Commerce	309,200	25,873
Canfor *	35,619	621
Cascades	63,768	743
CI Financial	1,067,823	23,286
Cogeco Communications	63,300	4,718
Constellation Software	31,619	17,511
Dollarama	67,500	6,626
Empire, Cl A	85,600	1,433
Fairfax Financial Holdings	45,045	23,320
George Weston	20,203	1,749
Gran Tierra Energy *	4,516,411	9,168
Industrial Alliance Insurance & Financial Services	72,040	3,079
Interfor *	112,700	1,578
Linamar	175,400	9,741
Magna International, Cl A (A)	427,355	20,482
Maple Leaf Foods	279,973	7,659
Norbord	54,383	1,865
Premium Brands Holdings	68,400	5,380
Quebecor, Cl B	378,210	14,416
Restaurant Brands International	217,287	13,211
Ritchie Bros Auctioneers	255,342	7,594
Rogers Communications, Cl B	417,831	21,772
Royal Bank of Canada	406,881	30,078
Russel Metals	50,301	1,044
TMX Group	478,070	25,304
Toronto-Dominion Bank	315,638	16,883
TransCanada	136,700	6,914
West Fraser Timber	164,888	8,521

		337,686

Chile — 0.1%
Enel Americas ADR	166,618	1,790
Enel Chile ADR	230,029	1,348
Sociedad Quimica y Minera de Chile ADR	144,580	6,785

		9,923

China — 2.7%
Agricultural Bank of China, Cl H	24,090,000	11,327
Alibaba Group Holding ADR *(A)	336,611	57,810
Baidu ADR *	88,190	20,112
BYD, Cl H (A)	2,190,500	13,043
BYD Electronic International	595,500	1,644

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Life Insurance, Cl H	9,279,000	$29,758
China Oilfield Services, Cl H	15,452,100	12,675
China Shenhua Energy, Cl H	497,000	1,280
China Telecom, Cl H	9,116,000	4,682
Ctrip.com International ADR *(A)	247,057	12,711
Kunlun Energy	18,991,400	18,393
Momo ADR *	933,734	35,977
NetEase ADR (A)	12,910	3,561
Sinotrans, Cl H	1,566,000	884

		223,857

Colombia — 0.4%
Bancolombia ADR, Cl R (A)	462,582	21,006
Ecopetrol ADR	1,598,205	14,719

		35,725

Czech Republic — 0.1%
Komercni Banka	276,521	12,165

Denmark — 1.7%
DSV	279,487	19,791
Genmab *	30,145	7,026
GN Store Nord	50,732	1,680
H Lundbeck	280,661	17,851
Nets *(C)	680,550	16,807
Novo Nordisk, Cl B	458,135	21,823
Novozymes, Cl B	254,981	12,953
Pandora	113,199	12,015
Vestas Wind Systems	349,342	31,774

		141,720

Finland — 1.1%
Elisa, Cl A	174,490	7,614
Fortum	276,300	4,954
Kone, Cl B (A)	267,480	14,495
Neste Oil	421,609	18,566
Orion, Cl B	176,467	8,346
Sampo, Cl A	217,130	11,446
Sanoma	45,013	422
Stora Enso, Cl R	387,815	5,090
UPM-Kymmene	485,174	12,609
Valmet	43,776	829
Wartsila Abp, Cl B (A)	70,740	4,874

		89,245

France — 5.4%
Air France-KLM *	472,676	7,210
Air Liquide	144,444	17,611
Airbus Group	212,298	17,822
Amundi (C)	66,800	5,136
Bureau Veritas	475,182	11,285
CNP Assurances	363,640	8,431
Credit Agricole	486,440	8,565
Criteo ADR *(A)	527,001	25,670
Edenred	455,929	12,316

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essilor International	87,148	$10,988
Gaz de France	1,917,089	31,955
Ipsen	73,756	9,896
Kering	21,070	7,898
LafargeHolcim	160,133	9,398
Legrand	233,738	16,362
L’Oreal	125,658	26,495
Nexity	42,067	2,329
Peugeot	1,079,086	22,753
Publicis Groupe	340,766	22,971
Safran	270,222	26,212
Schneider Electric	222,940	17,952
Societe Generale	337,847	18,890
Sodexo	197,770	23,050
TechnipFMC *	361,888	9,268
Thales	84,930	9,391
TOTAL	503,257	25,994
Valeo	63,710	4,255
Veolia Environnement	995,797	23,335
Vinci	78,350	7,205

		440,643

Germany — 5.8%
adidas	36,090	8,090
BASF	120,855	11,692
Bayer	377,570	48,256
Beiersdorf	27,575	2,940
Borussia Dortmund GmbH & KGaA	32,408	284
Brenntag	174,752	9,249
Continental	146,742	33,069
Deutsche Boerse	613,023	65,441
Deutsche Lufthansa	1,145,283	28,690
Deutz	96,071	730
Evotec *	204,571	3,924
Fraport Frankfurt Airport Services Worldwide	41,774	4,117
GEA Group	422,389	18,581
Gerresheimer	60,472	4,751
Heidelberger Druckmaschinen *(A)	362,712	1,360
Henkel	217,391	26,285
Hochtief	102,553	18,051
Hugo Boss	261,203	22,083
Infineon Technologies	1,202,792	27,699
KION Group	173,700	15,823
Kloeckner	64,494	716
Merck KGaA	126,513	13,877
MTU Aero Engines	69,055	9,655
OSRAM Licht	27,189	2,230
RWE	16,338	407
SAP	521,764	54,651
Siemens	186,919	24,401
Siltronic *	12,696	1,238
Software	58,135	2,551

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suedzucker	144,251	$3,063
TUI	385,454	6,487

		470,391

Greece — 0.2%
Alpha Bank AE *	5,725,768	14,500

Hong Kong — 3.1%
Agile Group Holdings	818,000	980
AIA Group	5,395,800	41,400
Angang Steel, Cl H	376,000	325
Anhui Conch Cement, Cl H	4,270,500	15,933
ASM Pacific Technology	130,800	1,618
Bank of China, Cl H	78,828,000	41,497
Bright Smart Securities & Commodities Group (A)	932,000	295
Chaoda Modern Agriculture *	52,790	1
China Aoyuan Property Group	968,000	409
China Everbright	8,400,100	19,191
China Overseas Grand Oceans Group	1,808,000	984
China Resources Cement Holdings	2,654,000	1,458
China SCE Property Holdings	698,000	357
CIFI Holdings Group	1,132,000	636
Geely Automobile Holdings	445,000	1,094
Greentown China Holdings	161,000	195
Guangzhou Investment	2,158,000	397
Hang Seng Bank	651,400	14,982
Hong Kong Exchanges & Clearing	1,692,656	46,196
IGG	361,000	566
Kingboard Chemical Holdings	513,500	2,802
Kingboard Laminates Holdings	959,000	1,627
Luye Pharma Group	28,243,731	14,291
Melco International Development	429,000	1,006
Melco Resorts & Entertainment ADR	251,912	5,529
Orient Overseas International	96,000	888
Road King Infrastructure	464,000	617
Shanghai Fosun Pharmaceutical Group, Cl H	4,849,500	18,217
Sinotruk Hong Kong	830,500	919
SJM Holdings	20,593,700	17,972
Television Broadcasts	118,200	395
Yanzhou Coal Mining, Cl H	492,000	494
Yuzhou Properties	1,967,000	1,264
Zhongsheng Group Holdings	462,500	1,005

		255,540

Hungary — 0.2%
MOL Hungarian Oil & Gas	79,077	7,329
OTP Bank	253,590	10,306

		17,635

India — 1.9%
Ajmera Realty & Infra India	18,019	60
Axis Bank GDR	386,315	14,892
Bharat Petroleum	1,929,071	15,963

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HDFC Bank	317,920	$8,835
HDFC Bank ADR	352,691	34,363
Hindustan Petroleum	673,746	5,147
ICICI Bank ADR (A)	5,056,465	47,379
Indian Bank	49,988	224
Indian Oil	1,993,526	14,180
Jet Airways India *	494,282	4,473
Karnataka Bank	328,632	779
Oil & Natural Gas	469,990	1,154
Prakash Industries *	331,925	621
Reliance Industries	407,880	10,174
SpiceJet *	516,197	1,056

		159,300

Indonesia — 0.5%
Bank Mandiri Persero	17,206,590	16,894
Bank Rakyat Indonesia Persero	3,379,100	3,831
Indofood Sukses Makmur	18,161,600	11,400
Telekomunikasi Indonesia Persero	19,300,900	6,785
Telekomunikasi Indonesia Persero ADR (A)	148,132	5,232

		44,142

Ireland — 0.7%
CRH	408,006	14,274
James Hardie Industries	628,467	8,818
Ryanair Holdings ADR *	269,825	30,679

		53,771

Israel — 0.9%
Bank Hapoalim	1,753,555	11,797
Bank Leumi Le-Israel	3,004,694	15,733
Check Point Software Technologies *(A)	242,396	27,117
Israel Discount Bank, Cl A *	886,629	2,209
SodaStream International *(A)	217,494	13,100

		69,956

Italy — 1.9%
Banca Intesa	7,750,803	26,134
Banco BPM *	1,766,330	6,695
Buzzi Unicem	945,125	23,102
CNH Industrial	398,850	4,519
Enel	1,442,350	8,720
EXOR	263,244	16,869
Ferrari (A)	61,080	6,993
Hera	311,397	995
Mediobanca	1,766,133	18,100
Prysmian	827,135	25,981
Recordati	265,284	11,348
Saras	2,187,265	5,383

		154,839

Japan — 12.9%
Asahi Glass	77,600	3,025
Benesse	54,200	2,083
Canon Marketing Japan	24,800	569

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capcom	48,000	$1,191
Daifuku	449,200	19,530
Daikyo	2,613,000	5,104
Daito Trust Construction	162,900	28,840
Daiwa House Industry	668,300	23,360
Denso	864,700	41,923
en-japan	18,400	644
FANUC	59,500	11,537
Fujitsu	2,648,000	19,611
Fujitsu General	139,400	2,913
Furukawa Electric	147,300	7,977
Goldcrest	89,000	2,028
Haseko	413,400	5,116
Hazama Ando	543,000	3,824
Hitachi	5,000,000	34,390
Itochu	1,544,900	25,210
Japan Airlines	240,200	8,245
Japan Exchange Group	1,511,000	25,714
Japan Tobacco	1,158,000	39,603
Kansai Electric Power	33,200	465
Kao	461,276	28,760
Kato Sangyo	8,500	250
KDDI	904,555	24,385
Kirin Holdings	193,000	4,378
Kitanotatsujin	49,300	522
Kokuyo	18,800	299
Konami	86,600	4,509
Lion	49,100	975
McDonald’s Holdings Japan	117,900	5,233
Medipal Holdings	448,300	7,898
Megmilk Snow Brand	18,200	534
Mitsubishi	1,071,747	24,768
Mitsubishi Gas Chemical	389,800	9,665
Mitsubishi UFJ Financial Group	5,482,415	33,579
Mitsui	1,653,013	24,699
Mitsui Sumitomo Insurance Group Holdings	211,700	6,980
Mitsui Trust Holdings	403,400	13,950
Mixi	130,100	6,927
Morinaga Milk Industry	526,000	4,148
Nabtesco	482,740	16,865
NH Foods	30,000	880
Nidec	137,000	15,510
Nihon Unisys	29,400	461
Nikon	60,100	990
Nippon Telegraph & Telephone	18,500	919
Nissan Tokyo Sales Holdings	86,600	297
Nisshin Oillio Group	192,000	1,375
NTT DoCoMo	1,043,673	24,214
Obayashi	17,800	210
Okasan Securities Group	307,000	1,768
Olympus	853,700	29,437
Omron	880,500	44,161

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PALTAC	46,900	$1,856
PeptiDream *(A)	845,122	29,448
Pioneer *	1,211,000	2,256
Plenus	83,500	1,866
Prima Meat Packers	417,000	2,580
Rakuten	1,266,900	15,028
Recruit Holdings	1,519,209	30,243
Renesas Electronics *	1,420,495	14,313
Round One	172,100	1,966
Saizeriya	30,700	869
Secom	338,000	25,066
Seibu Holdings	1,086,651	18,670
Seven Bank	4,997,400	18,934
Shimano	92,400	12,476
Shimizu	679,000	7,008
Shinmaywa Industries	74,000	640
SMC	55,500	19,016
Sony	1,376,500	54,242
Square Enix Holdings	316,600	11,118
Suntory Beverage & Food	10,700	494
Suzuken	70,690	2,572
Taisei	793,000	7,947
TIS	260,800	7,689
Toho Holdings	118,000	2,309
Tokai Tokyo Securities	1,896,111	10,905
Tokyo Electric Power Holdings *	2,109,700	8,530
Tokyo Electron	41,700	5,858
Toray Industries	2,661,500	25,319
Tosoh	165,000	1,934
Toyota Tsusho	522,800	16,079
Trend Micro	391,300	18,097
Ube Industries	2,233,000	6,371
Ulvac	9,200	506
YA-MAN	13,200	1,165
Yamazaki Baking	49,400	935
Yokogawa Electric	897,600	13,970
Zenkoku Hosho	47,000	1,907

		1,052,630

Malaysia — 0.5%
CIMB Group Holdings	13,794,000	22,908
Malayan Banking	422,500	937
Public Bank	1,547,900	7,468
Tenaga Nasional	2,559,100	8,556

		39,869

Mexico — 0.6%
Grupo Financiero Banorte, Ser O	3,391,981	23,219
Industrias Penoles	1,048,138	27,354
Mexichem	378,363	1,010

		51,583

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands — 3.7%
ASML Holding	122,360	$18,984
ASR Nederland	29,009	1,123
BE Semiconductor Industries	19,162	1,240
Euronext (C)	517,747	29,716
Heineken	611,439	64,066
Heineken Holding	317,337	31,292
Koninklijke Ahold Delhaize	1	–
Koninklijke DSM	366,949	27,803
Koninklijke Philips	801,153	30,270
PostNL	1,934,436	7,691
Randstad Holding	415,031	24,230
Royal Dutch Shell, Cl A	1,381,058	38,003
Unilever	410,355	24,399
VEON ADR	112,346	474

		299,291

Norway — 2.2%
Austevoll Seafood	43,875	453
DnB	1,852,690	36,078
Grieg Seafood	113,411	1,122
Norsk Hydro	5,764,823	41,496
Salmar	9,946	288
Statoil	3,386,326	63,984
Statoil ADR (A)	1,179,457	22,233
Subsea 7	761,804	10,938

		176,592

Panama — 0.3%
Copa Holdings, Cl A (A)	165,790	20,570

Peru — 0.2%
Credicorp	98,458	19,971

Poland — 0.5%
Grupa Lotos *	49,760	819
KGHM Polska Miedz	788,547	27,827
Polish Oil & Gas	448,268	857
Polski Koncern Naftowy ORLEN	399,509	13,181

		42,684

Portugal — 0.5%
Banco Comercial Portugues, Cl R *	57,964,600	15,396
Galp Energia, Cl B	1,639,533	27,114
Jeronimo Martins	28,061	559

		43,069

Russia — 0.9%
Magnit PJSC GDR	406,758	16,999
Novolipetsk Steel PJSC GDR	1,223,318	29,029
Sberbank of Russia PJSC ADR	2,262,985	30,890

		76,918

Singapore — 1.0%
DBS Group Holdings	2,877,900	43,698

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Overseas Bank	2,074,686	$36,712

		80,410

South Africa — 1.5%
Barloworld	239,450	2,367
Exxaro Resources	137,985	1,389
FirstRand (A)	1,613,310	6,893
Harmony Gold Mining ADR	121,604	251
Investec	527,152	4,009
Liberty Holdings (A)	86,627	691
MMI Holdings (A)	982,577	1,573
Naspers, Cl N	215,969	48,868
Sappi	148,836	1,001
Sibanye Gold	13,670,997	21,846
Standard Bank Group	534,575	6,886
Telkom	513,911	2,481
Truworths International	3,235,633	20,670

		118,925

South Korea — 3.8%
E-MART	71,049	14,114
Hana Financial Group	208,540	9,062
Hanwha Chemical	14,009	439
Hyundai Mobis	77,487	16,218
Hyundai Wia	254,182	15,779
Kia Motors	89,310	2,808
KT ADR (A)	520,469	8,582
LF	21,297	550
LG Electronics	229,830	16,611
LG.Philips LCD	692,947	19,143
NAVER	49,517	33,155
POSCO	24,178	7,365
Samsung Electronics	61,263	125,829
Samsung Securities	415,529	13,469
SeAH Steel	5,154	424
Simm Tech *	143,494	386
SK Hynix	323,293	19,668
SK Innovation	40,316	6,740

		310,342

Spain — 2.3%
ACS Actividades Construcciones y Servicios	610,148	23,039
Amadeus IT Group, Cl A	642,389	39,768
Banco Bilbao Vizcaya Argentaria	3,648,580	32,195
Banco de Sabadell	11,318,516	24,854
Bankinter	1,501,525	14,299
CaixaBank	2,630,288	13,566
Distribuidora Internacional de Alimentacion	697,070	4,406
Industria de Diseno Textil	574,729	21,808
Siemens Gamesa Renewable Energy	1,113,820	16,612

		190,547

Sweden — 1.1%
Atlas Copco, Cl B	821,504	29,278

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electrolux, Cl B	196,711	$7,142
Getinge, Cl B (A)	1,289,494	23,919
Oriflame Holding	113,569	4,142
Peab	116,716	1,339
SSAB, Cl A *	368,655	1,869
Svenska Handelsbanken, Cl A	1,635,304	24,414

		92,103

Switzerland — 4.5%
Adecco	71,554	5,175
Allreal Holding	3,087	553
Aryzta	767,665	24,140
Cie Financiere Richemont	584,392	52,145
Coca-Cola HBC	348,779	11,883
Credit Suisse Group	2,420,787	35,518
Credit Suisse Group ADR (A)	1,406,334	20,589
Ferguson	213,408	12,658
Forbo Holding	683	1,036
Georg Fischer	2,408	2,769
Idorsia *	122,249	2,226
Lonza Group	174,888	44,186
Nestle	501,501	42,453
Novartis ADR (A)	383,350	32,313
Roche Holding	111,899	28,353
SGS	3,015	6,723
STMicroelectronics	527,649	9,136
STMicroelectronics, Cl Y	197,183	3,439
Swiss Life Holding	78,150	27,909
Vontobel Holding	12,941	823

		364,027

Taiwan — 3.6%
Advanced Semiconductor Engineering	16,704,864	20,148
AU Optronics	12,408,000	5,098
China Petrochemical Development *	3,665,000	1,670
Fubon Financial Holding	903,949	1,453
HannStar Display	1,895,000	772
Hon Hai Precision Industry	18,026,778	70,186
Hon Hai Precision Industry GDR	1,717,327	13,309
Huaku Development	136,000	279
Innolux, Cl A	15,521,544	7,560
Lite-On Technology	323,475	479
MediaTek	2,413,000	21,628
Merry Electronics	50,000	393
Pan Jit International	828,000	589
Pegatron	4,156,000	13,083
Sheng Yu Steel	764,000	939
Taiwan Business Bank	1,011,000	279
Taiwan Semiconductor Manufacturing	4,407,000	31,615
Taiwan Semiconductor Manufacturing ADR (A)	1,482,464	54,807
TPK Holding	317,000	1,303
United Microelectronics	3,497,000	1,744

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Microelectronics ADR (A)	1,131,779	$2,829
Yuanta Financial Holding	60,082,000	26,080
Zhen Ding Technology Holding	8,122,000	18,812

		295,055

Thailand — 0.5%
Bangchak	930,500	1,065
Banpu	12,139,600	6,434
Fabrinet *	572,087	22,220
PTT Exploration & Production	415,000	1,094
Siam Cement NVDR	442,100	6,657
Thai Oil	1,310,700	3,720
Thanachart Capital	707,300	996

		42,186

Turkey — 0.9%
Akbank	6,112,808	18,307
Tekfen Holding	1,344,460	4,988
Tupras Turkiye Petrol Rafinerileri	83,024	2,821
Turkiye Halk Bankasi	4,549,359	19,528
Turkiye Is Bankasi, Cl C	4,938,720	10,714
Turkiye Vakiflar Bankasi Tao, Cl D	6,111,406	12,745
Yapi ve Kredi Bankasi	1,497,366	2,108

		71,211

United Arab Emirates — 0.3%
Dubai Islamic Bank	15,252,444	25,390

United Kingdom — 9.1%
3i Group	160,051	1,999
Abcam	342,098	4,690
Anglo-Eastern Plantations	5,118	55
ASOS *	125,395	9,157
Associated British Foods	301,339	12,899
AstraZeneca	93,435	5,467
Babcock International Group	1,609,662	16,852
Barclays	9,608,978	23,661
Booker Group	1,379,275	3,555
BP ADR (A)	349,868	12,151
British American Tobacco	242,932	15,122
BT Group, Cl A	9,282,852	34,993
Burberry Group	392,800	9,095
Capita	1,038,414	8,677
Cobham	18,333,309	32,435
Diageo	1,926,594	64,346
Experian	784,689	15,713
Ferrexpo	1,240,252	4,783
GlaxoSmithKline	220,100	4,349
Glencore	1,211,170	5,611
Greene King	2,318,110	20,595
Hargreaves Lansdown	561,893	10,136
Howden Joinery Group	1,405,622	7,716
HSBC Holdings	3,035,453	29,354
Imperial Brands	1,366,742	56,364

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inchcape	62,995	$676
Indivior	1,184,750	6,360
International Consolidated Airlines Group	627,418	4,944
Investec	544,613	4,140
ITV	16,149,724	33,004
JD Sports Fashion	235,510	984
Just Eat *	1,254,214	10,763
Kingfisher	4,350,502	16,756
Kingspan Group	312,972	12,093
Michael Page International	63,626	419
Mondi	35,516	967
NEX Group	79,947	683
Prudential	767,827	17,962
QinetiQ	967,075	2,866
Reckitt Benckiser Group	297,310	28,089
Redrow	63,580	508
Rio Tinto	1,229,604	59,360
Rio Tinto ADR (A)	430,144	21,112
Rolls-Royce Holdings	528,221	6,221
Royal Dutch Shell, Cl A (GBP)	120,089	3,291
RPC Group	1,418,923	16,949
Schroders	46,370	2,012
Shire	585,548	28,924
St. James’s Place	747,025	11,099
Standard Life Aberdeen	4,044,364	22,388
Tate & Lyle	196,882	1,734
Travis Perkins	1,006,738	19,523
WPP	112,651	2,061

		745,663

United States — 3.5%
Alexion Pharmaceuticals *	141,930	20,212
Carnival, Cl A	531,320	36,916
Core Laboratories (A)	245,059	21,609
Everest Re Group	111,069	28,043
ICON *	698,721	79,228
Mastercard, Cl A	140,807	18,770
Oceaneering International	791,688	17,852
Philip Morris International	161,224	18,852
PriceSmart (A)	97,517	7,923
Schlumberger	274,995	17,465
TechnipFMC *	610,367	15,766

		282,636

Total Common Stock (Cost $6,238,771) ($ Thousands)		7,634,864

PREFERRED STOCK — 0.2%

Brazil — 0.2%
Itau Unibanco Holding ADR	854,621	10,914
Metalurgica Gerdau *	590,500	1,062
Suzano Papel e Celulose, Cl A	116,400	645

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Telefonica Brasil	158,800	$2,450

Total Preferred Stock (Cost $16,032) ($ Thousands)		15,071

	Number of Rights

RIGHTS — 0.0%

Sweden — 0.0%
Getinge, Expires 09/19/2017 *(A)	1,122,939	415

Total Rights
(Cost $—) ($ Thousands)		415

	Shares

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 1.130% **†(D)	410,292,722	410,276

Total Affiliated Partnership (Cost $410,286) ($ Thousands)		410,276

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	226,968,387	226,968

Total Cash Equivalent (Cost $226,968) ($ Thousands)		226,968

Total Investments in Securities — 101.4% (Cost $6,892,057) ($ Thousands) @		$8,287,594

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,248	Sep-2017	89,898	91,512	1,614
FTSE 100 Index	521	Sep-2017	49,451	49,897	446
Hang Seng Index	71	Sep-2017	12,548	12,672	124
S&P TSX 60 Index	172	Sep-2017	23,860	24,447	587
SPI 200 Index	193	Sep-2017	21,166	21,768	602
Topix Index	441	Sep-2017	63,440	64,952	1,512

			260,363	265,248	4,885

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $8,171,281 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2017. The total market value of securities on loan at August 31, 2017 was $399,251 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $51,659 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2017 was $410,276 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $6,869,330 ($ Thousands), and the unrealized appreciation and depreciation were $1,593,339 ($ Thousands) and ($175,075) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P.— Limited Partnership

PJSC— Public Joint Stock Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,634,527	$337	$–	$7,634,864
Preferred Stock	15,071	–	–	15,071
Rights	415	–	–	415
Affiliated Partnership	–	410,276	–	410,276
Cash Equivalent	226,968	–	–	226,968

Total Investments in Securities	$7,876,981	$410,613	$–	$8,287,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4,885	$—	$—	$4,885

Total Other Financial Instruments	$4,885	$—	$—	$4,885

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2017 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Liquidity Fund, L.P.	$466,306	$561,799	$(617,829)	$410,276	$935
SEI Daily Income Trust, Government Fund, Cl F	214,334	211,548	(198,914)	226,968	426

Totals	$680,640	$726,539	$(816,743)	$590,436	$129

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.7%

Argentina — 0.7%
MercadoLibre	2,454	$634
Ternium ADR	1,099	34

		668

Australia — 1.9% a2 Milk *	3,067	12
BGP Holdings *(A)	4,500	–
BHP Billiton ADR	5,238	228
Brambles	24,702	182
CIMIC Group ‡	6,512	217
Cochlear	2,403	298
Codan	3,922	7
Fortescue Metals Group	13,172	63
Goodman Group ‡	22,210	146
Grange Resources	36,896	4
Rio Tinto	7,236	389
SEEK	6,548	87
South32	65,236	151

		1,784

Austria — 2.0%
Erste Group Bank	10,021	423
Kapsch TrafficCom	3,230	170
Lenzing	439	69
OMV	7,716	443
Schoeller-Bleckmann Oilfield Equipment	3,556	248
Strabag	889	38
Voestalpine	7,975	413
Zumtobel Group	1,159	21

		1,825

Belgium — 0.2%
KBC Group	1,890	155

Brazil — 1.0%
Banco Bradesco ADR	39,403	419
Kroton Educacional	53,700	306
TIM Participacoes	45,065	161

		886

Canada — 5.6%
Bank of Montreal	2,200	157
Bank of Nova Scotia	4,200	260
Calian Group	824	18
Canaccord Genuity Group	1,800	7
Canfor *	3,211	56
Cogeco	3,931	259
Cogeco Communications	1,500	112
Constellation Software	596	330
Dollarama	1,800	177
Fairfax Financial Holdings	848	439
High Liner Foods	1,536	17
Magna International, Cl A	7,330	351
Melcor Developments	1,000	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norbord	1,462	$50
Pollard Banknote	594	7
Premium Brands Holdings	1,800	142
Restaurant Brands International	4,078	248
Ritchie Bros Auctioneers	4,701	140
Rogers Communications, Cl B	8,044	419
Royal Bank of Canada	8,700	643
Tembec *	44,774	163
Toronto-Dominion Bank	12,000	642
Transat AT, Cl B *	14,862	109
TransCanada	6,500	329
West Fraser Timber	1,800	93
WestJet Airlines	235	5

		5,185

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	3,900	183

China — 2.7%
Agricultural Bank of China, Cl H	651,000	306
Alibaba Group Holding ADR *	4,136	710
Baidu ADR *	1,661	379
BYD, Cl H	40,500	241
China Life Insurance, Cl H	163,000	523
Ctrip.com International ADR *	4,603	237
NetEase ADR	350	97

		2,493

Colombia — 0.4%
Bancolombia ADR, Cl R	8,160	371

Czech Republic — 0.2%
Komercni Banka	4,860	214

Denmark — 1.7%
Columbus	42,579	85
DSV	5,246	372
Genmab *	812	189
Novo Nordisk, Cl B	9,598	457
Novozymes, Cl B	4,730	241
Pandora	2,113	224

		1,568

Finland — 1.3%
Atria, Cl A	6,682	90
Elisa, Cl A	4,720	206
Kone, Cl B	4,985	270
Lemminkainen	365	11
Orion, Cl B	138	6
Restamax	1,581	15
Sampo, Cl A	4,109	217
UPM-Kymmene	10,470	272
Wartsila Abp, Cl B	1,910	131

		1,218

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France — 6.0%
Altamir	10,858	$196
Amundi (B)	1,810	139
Bigben Interactive *	5,619	65
Burelle	77	108
Cie Lebon	12	3
CNP Assurances	9,830	228
Constructions Industrielles de la Mediterranee	68	12
Credit Agricole	18,779	331
Derichebourg	17,193	163
Edenred	8,424	227
Essilor International	1,629	205
Esso Francaise *	794	53
Exel Industries, Cl A	164	20
HERIGE SADCS	241	11
Ipsen	770	103
Kering	565	212
LafargeHolcim	3,004	176
LDC	194	25
Lectra	3,789	105
Legrand	4,444	311
Mersen	5,068	186
Peugeot	1,939	41
Plastivaloire	12,104	307
Publicis Groupe	5,989	404
Safran	4,749	461
Savencia	79	8
Societe Generale	5,938	332
Sodexo	3,477	405
Synergie	611	29
Thales	2,300	254
Valeo	1,720	115
Vetoquinol	324	21
VIEL & Cie	1,579	10
Vinci	2,120	195
Voyageurs du Monde	115	12

		5,473

Germany — 4.3%
Accentro Real Estate	1,790	15
adidas	980	220
Allianz	580	124
Atoss Software	118	10
AUDI	37	30
BASF	2,625	254
Bayer	1,485	190
Berentzen-Gruppe	2,266	24
Brenntag	3,263	173
Constantin Medien *	12,109	29
Continental	2,631	593
CropEnergies	1,562	18
Deutsche Boerse	3,980	425

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deutsche Lufthansa	18,631	$467
Deutz	3,980	30
Eckert & Ziegler	3,139	126
FRoSTA	75	7
Highlight Communications	1,314	8
Logwin	58	10
MTU Aero Engines	1,312	183
SAP	6,076	636
Schloss Wachenheim	625	15
VERBIO Vereinigte BioEnergie	29,159	379

		3,966

Greece — 0.2%
Motor Oil Hellas Corinth Refineries	7,938	178

Hong Kong — 3.1%
AIA Group	39,600	304
Anhui Conch Cement, Cl H	75,000	280
Changan Minsheng APLL Logistics, Cl H	8,000	5
Chigo Holding *	660,000	8
China Construction Bank, Cl H	722,000	633
China Mobile	8,000	85
Clear Media	13,000	15
EcoGreen International Group	488,400	102
FSE Engineering Holdings	38,000	12
Guangnan Holdings	80,000	10
Hang Seng Bank	12,200	281
Hong Kong Exchanges & Clearing	13,000	355
Hop Hing Group Holdings	580,000	17
Industrial & Commercial Bank of China, Cl H	133,000	100
Lai Fung Holdings	14,400	22
Lion Rock Group	158,180	31
Lung Kee Bermuda Holdings	126,000	61
Melco Crown Entertainment ADR	6,047	133
Niraku GC Holdings	300,000	32
Orient Overseas International	2,000	18
Oriental Press Group	50,000	6
Shanghai Fosun Pharmaceutical Group, Cl H	89,000	334
TPV Technology	30,000	5

		2,849

Hungary — 0.3%
OTP Bank	6,850	278

India — 1.8%
HDFC Bank ADR	9,369	913
ICICI Bank ADR	50,633	474
Reliance Industries GDR (B)	5,560	275

		1,662

Indonesia — 0.6%
Bank Rakyat Indonesia Persero	91,300	104
Hexindo Adiperkasa	54,900	17
Indofood Sukses Makmur	318,900	200
Indosat	49,300	24

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mandala Multifinance	123,200	$10
Pabrik Kertas Tjiwi Kimia	109,300	13
Saratoga Investama Sedaya	31,100	7
Telekomunikasi Indonesia Persero	572,500	201

		576

Ireland — 1.1%
Avadel Pharmaceuticals ADR *	3,108	28
CRH	7,575	265
James Hardie Industries	11,807	166
Ryanair Holdings ADR *	5,111	581

		1,040

Israel — 1.0%
Dor Alon Energy in Israel (1988)	400	6
Electra Consumer Products (1970)	7,559	154
Israel Discount Bank ADR	546	14
Knafaim Holdings	3,989	28
Naphtha Israel Petroleum *	9,289	63
NICE Systems	6,073	470
Sano-Brunos Enterprises	216	12
SodaStream International *	3,440	207
Tadiran Holdings	179	5

		959

Italy — 1.7%
Banco BPM *	47,620	180
CIR-Compagnie Industriali Riunite	30,291	44
CNH Industrial	10,780	122
Enel	38,980	236
Ferrari	1,650	189
Fiat Chrysler Automobiles *	15,600	235
GEDI Gruppo Editoriale *	755	1
Prima Industrie	1,186	57
Prysmian	14,538	457

		1,521

Japan — 11.1%
Aichi Electric	2,000	63
Ainavo Holdings	5,700	58
Arata	1,800	81
AT-Group	4,000	98
Axyz	700	21
Chubu-Nippon Broadcasting	800	6
CK-San-Etsu	2,000	55
Daihatsu Diesel Manufacturing	2,200	14
Daiwa House Industry	14,900	521
Denso	15,600	756
FANUC	1,100	213
Fujii Sangyo	600	8
Fujitsu	65,000	481
Fujitsu Frontech	700	14
Fukuda	200	11
Harima Chemicals Group	6,300	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harima-Kyowa	200	$4
Haseko	11,200	139
Hitachi	78,000	537
Hokuriku Gas	700	18
Itochu	15,300	250
Japan Exchange Group	28,400	483
JBCC Holdings	1,700	16
Kawasumi Laboratories	900	6
Keiyo Gas	1,000	5
Kirin Holdings	400	9
Kitano Construction	2,000	8
Koike Sanso Kogyo	4,000	11
Maruzen	2,000	32
McDonald’s Holdings Japan	3,200	142
Mitsubishi Gas Chemical	5,700	141
Mitsubishi UFJ Financial Group	45,500	279
Mitsui Home	15,000	96
Mitsui Sumitomo Insurance Group Holdings	5,700	188
Mitsui Trust Holdings	7,600	263
Nidec	2,600	294
Nippon Telegraph & Telephone	11,470	570
NTT DoCoMo	16,700	388
Okaya	100	8
PCA	1,000	14
Powdertech	1,000	6
Rakuten	23,800	282
SAMTY	1,300	19
Sankyo Frontier	3,000	39
Sato Shoji	3,400	34
Secom	5,900	438
Shimano	1,700	230
Shimizu	18,400	190
SMC	1,000	343
Sony	14,400	567
Square Enix Holdings	5,900	207
Taisei	21,000	211
TECHNO ASSOCIE	700	8
Techno Ryowa	1,700	12
Terasaki Electric	3,000	37
TIS	2,700	80
Tokyo Electron	1,100	155
Tomen Devices	400	9
Toray Industries	46,800	445
Toyota Motor	8,600	483
Trinity Industrial	1,000	8
Tsubakimoto Kogyo	6,000	32
Yamae Hisano	3,000	34

		10,221

Malaysia — 0.3%
AFFIN Holdings	40,600	24
Allianz Malaysia	27,100	92

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
I-BHD	91,600	$12
Kumpulan Fima	11,100	5
Malaysian Pacific Industries	14,400	48
Petron Malaysia Refining & Marketing	30,500	64
Public Bank	1,300	6
Tenaga Nasional ADR	1,818	27

		278

Mexico — 0.5%
Bio Pappel *	18,819	27
Grupo Financiero Banorte, Ser O	59,600	408
Rassini, Cl CP	8,586	40

		475

Netherlands — 2.2%
Eurocastle Investment	4,581	50
Heineken	4,596	482
Heineken Holding	4,039	398
KAS Bank	3,730	43
Unilever	17,727	1,054

		2,027

New Zealand — 0.0%
New Zealand Oil & Gas	24,166	12

Norway — 2.2%
Bonheur	1,888	19
DnB	32,562	634
Norsk Hydro	114,338	823
Statoil ADR	20,807	392
Subsea 7	13,600	195

		2,063

Panama — 0.5%
Copa Holdings, Cl A	3,437	426

Peru — 0.5%
Credicorp	2,081	422
Empresa Siderurgica del Peru SAA *	50,198	5

		427

Philippines — 0.1%
San Miguel Pure Foods	2,520	15
Top Frontier Investment Holdings *	11,820	69

		84

Poland — 0.4%
Dom Development	340	8
Getin Holding *	47,430	22
Marvipol	2,923	10
PCC Rokita, Cl B	836	21
Polski Koncern Naftowy ORLEN	7,954	263
Stalprodukt	116	17
Zespol Elektrowni Patnow Adamow Konin	6,953	29

		370

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Qatar — 0.2%
Ooredoo QSC	7,839	$189

Russia — 1.0%
Magnit PJSC GDR	7,663	320
Sberbank of Russia PJSC ADR	40,753	556

		876

Singapore — 2.0%
800 Super Holdings	43,300	36
Boustead Singapore	75,900	49
DBS Group Holdings	55,900	849
Delong Holdings *	8,300	9
Dutech Holdings	49,000	13
Hong Leong Asia	25,600	18
Hong Leong Finance	10,400	20
Micro-Mechanics Holdings	9,400	11
NatSteel	6,700	7
New Toyo International Holdings	23,200	5
Oversea-Chinese Banking	6,500	54
Riverstone Holdings	53,300	43
Sing Investments & Finance	21,700	24
Sinostar PEC Holdings	151,800	21
Sunningdale Tech	29,000	43
Tiong Seng Holdings	56,600	12
United Industrial	86,000	209
United Overseas Bank	20,474	362
UOB-Kay Hian Holdings	17,100	17

		1,802

South Africa — 1.6%
African Oxygen	15,019	26
Alexander Forbes Group Holdings	34,222	18
Allied Electronics, Cl A *	8,379	8
Comair	16,777	7
Combined Motor Holdings	5,269	9
Hulamin	30,694	15
Merafe Resources	130,761	14
MiX Telematics ADR	2,930	28
Naspers, Cl N	4,081	924
Standard Bank Group	33,328	429

		1,478

South Korea — 4.4%
Hana Financial Group	5,640	245
Hyundai Mobis	1,362	285
LG Electronics	4,087	295
LG.Philips LCD	9,926	274
NAVER	324	217
Samsung Electronics	1,124	2,309
SK Hynix	7,283	443

		4,068

Spain — 1.5%
Amadeus IT Group, Cl A	11,290	699

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco Santander Central Hispano	930	$6
Bankinter	28,342	270
Industria de Diseno Textil	10,773	409

		1,384

Sweden — 2.1%
Atlas Copco, Cl B	15,458	551
Biotage	45,388	337
Getinge, Cl B	22,748	422
Proact IT Group	902	23
Svenska Handelsbanken, Cl A	30,769	459
Volvo, Cl B	8,457	144

		1,936

Switzerland — 4.7%
Cie Financiere Richemont	3,071	274
Cie Financiere Tradition	496	45
Coca-Cola HBC	6,620	226
Credit Suisse Group	14,629	215
Credit Suisse Group ADR	24,718	362
Ferguson	3,960	235
Goldbach Group	908	30
Lonza Group	1,170	296
Nestle	12,595	1,066
Novartis ADR	6,738	568
Roche Holding	1,967	498
SGS	137	305
STMicroelectronics	9,017	156

		4,276

Taiwan — 4.2%
Advanced Semiconductor Engineering	293,275	354
Airmate Cayman International	61,000	55
Hon Hai Precision Industry	293,411	1,142
Hon Hai Precision Industry GDR	56,853	441
Pegatron	3,633	12
Taiwan Semiconductor Manufacturing	83,000	595
Taiwan Semiconductor Manufacturing ADR	27,933	1,033
Yuanta Financial Holding	424,000	184

		3,816

Thailand — 0.8%
Esso Thailand *	89,000	32
G Steel *	1,084,600	9
Inoue Rubber Thailand	15,100	11
PTT	15,500	186
Siam Cement	14,300	215
Siam Cement NVDR	12,350	186
Thai Central Chemical	6,600	10
Thai Rayon	35,400	57
Thai Stanley Electric	2,900	19

		725

Turkey — 1.2%
Akbank	195,286	585

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eregli Demir ve Celik Fabrikalari	3,471	$8
Iskenderun Demir ve Celik	28,432	32
Turkiye Halk Bankasi	46,600	200
Turkiye Is Bankasi, Cl C	108,417	235

		1,060

United Kingdom — 8.8%
ASOS *	2,319	169
AstraZeneca	1,311	77
AstraZeneca ADR	343	10
Barclays	168,885	416
Booker Group	37,180	96
BP	22,985	132
BP ADR	9,849	342
British American Tobacco	8,719	543
Burberry Group	7,351	170
Capita	19,877	166
Diageo	20,680	691
Exillon Energy *	11,345	15
Experian	14,852	297
Ferrexpo	37,127	143
Games Workshop Group	10,005	211
GlaxoSmithKline	6,837	135
Glencore	32,740	152
Hargreaves Lansdown	10,717	193
Howden Joinery Group	26,046	143
HSBC Holdings	89,856	869
Indivior	17,994	97
ITV	130,511	267
Just Eat *	23,427	201
Kingspan Group	5,939	230
Morgan Sindall	1,725	28
NWF Group	8,621	18
Prudential	14,565	341
RELX	298	7
Rio Tinto	13,565	655
Rio Tinto ADR	7,560	371
Rolls-Royce Holdings	10,299	121
Shire	10,291	508
St. James’s Place	14,293	212
Taptica international	3,889	19

		8,045

United States — 3.4%
Carnival, Cl A	9,338	649
Core Laboratories	4,307	380
Everest Re Group	1,952	493
ICON *	12,924	1,466
PriceSmart	1,802	146

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UroGen Pharma *	643	$15

		3,149

Total Common Stock (Cost $70,683) ($ Thousands)		84,239

PREFERRED STOCK — 0.6%

Brazil — 0.3%
Centrais Eletricas Santa Catarina *	7,400	51
Itau Unibanco Holding ADR	15,820	202

		253

Germany — 0.3%
Einhell Germany	791	69
KSB	310	188
Villeroy & Boch	2,407	53

		310

Total Preferred Stock (Cost $498) ($ Thousands)		563

	Number of Rights

RIGHTS — 0.0%

Sweden — 0.0%
Getinge, Expires 09/19/2017 *	19,783	8

Total Rights (Cost $—) ($ Thousands)		8

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	2,618,471	2,618

Total Cash Equivalent (Cost $2,618) ($ Thousands)		2,618

Total Investments in Securities — 95.1% (Cost $73,799) ($ Thousands) @		$87,428

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	46	Sep-2017	$1,876	$1,873	$(3)
FTSE 100 Index	10	Sep-2017	954	958	4
Hang Seng Index	2	Sep-2017	355	357	2
S&P TSX 60 Index	4	Sep-2017	566	569	3
SPI 200 Index	2	Sep-2017	226	226	–
Topix Index	7	Sep-2017	1,027	1,031	4

			$5,004	$5,014	$10

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Screened World Equity Ex-US Fund (Concluded)

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $91,944 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $414 ($ Thousands), representing 0.5% of the Net Assets of the Fund.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $73,587 ($ Thousands), and the unrealized appreciation and depreciation were $16,664 ($ Thousands) and ($2,823) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,235	$4	$–	$84,239
Preferred Stock	563	–	–	563
Rights	8	–	–	8
Cash Equivalent	2,618	–	–	2,618

Total Investments in Securities	$87,424	$4	$–	$87,428

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$13	$—	$—	$13
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$10	$—	$—	$10

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2017 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$3,119	$3,637	$(4,138)	$2,618	$3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Australia — 0.7%
AGL Energy	46,792	$890
APA Group	49,264	346
Aristocrat Leisure	93,281	1,566
Aurizon Holdings	86,142	339
Challenger	21,979	219
CIMIC Group ‡	6,473	216
Computershare	31,921	356
CSL	480	49
Dexus ‡	43,566	331
Downer	71,679	405
Goodman Group ‡	74,585	490
Monadelphous Group	11,471	139
Orica	9,766	158
Qantas Airways	39,073	177
Rio Tinto	2,917	157
Sydney Airport	36,692	215
Transurban Group	25,802	249
Wesfarmers	6,493	220

		6,522

Austria — 0.3%
DO & CO	7,982	421
FACC *	2,105	26
Lenzing	780	123
OMV	26,710	1,533
Raiffeisen International Bank Holding	8,809	289
Telekom Austria, Cl A	18,704	180

		2,572

Belgium — 0.1%
KBC Group	9,766	801
Telenet Group Holding *	2,318	157

		958

Bermuda — 0.1%
Arch Capital Group *	8,400	818

Brazil — 0.1%
Banco do Brasil	29,800	289
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	6,833	94
Fibria Celulose	14,200	187
Qualicorp	25,251	279

		849

Canada — 1.4%
Air Canada, Cl B *	7,631	142
Bank of Montreal	8,400	600
Bank of Nova Scotia	200	12
Boardwalk ‡	2,200	71
BRP	3,639	120
CAE	18,500	304
Canadian National Railway	63,085	5,093
Constellation Software	900	498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dollarama	11,100	$1,090
Empire, Cl A	12,367	207
Enerplus	23,600	209
Franco-Nevada	400	33
Just Energy Group	11,758	68
Kirkland Lake Gold	8,310	108
National Bank of Canada	1,800	83
Northview Apartment ‡	2,623	46
Onex	5,600	446
Premium Brands Holdings	2,500	197
Restaurant Brands International	5,900	359
Rogers Communications, Cl B	6,106	317
Royal Bank of Canada	4,200	310
Shopify *	4,900	539
Spin Master *(A)	2,114	77
Toronto-Dominion Bank	35,300	1,888
Trican Well Service *	36,345	107
Uranium Participation *	15,048	45
Veresen	13,800	194
West Fraser Timber	900	47

		13,210

Chile — 0.1%
Banco de Chile	308,769	45
Banco Santander Chile	3,721,571	272
Empresas COPEC	10,254	131
Latam Airlines Group	9,016	113

		561

China — 0.5%
Agricultural Bank of China, Cl H	252,000	118
Autohome ADR *	6,558	421
BYD Electronic International	62,000	171
China Shenhua Energy, Cl H	419,159	1,079
Country Garden Holdings	568,000	755
Great Wall Motor, Cl H	24,500	31
Huaxin Cement, Cl B	26,000	29
NetEase ADR	3,400	938
New China Life Insurance, Cl H	300	2
New Oriental Education & Technology Group ADR *	9,000	736
TAL Education Group ADR	16,600	505
YY ADR *	3,721	278

		5,063

Czech Republic — 0.1%
Moneta Money Bank (A)	233,000	816
Philip Morris CR	58	41

		857

Denmark — 0.9%
Carlsberg, Cl B	37,000	4,241
Danske Bank	48,558	1,885
H Lundbeck	4,391	279

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pandora	16,895	$1,793

		8,198

Estonia — 0.1%
Olympic Entertainment Group	378,147	845

Finland — 0.2%
DNA	6,691	121
Lehto Group	1,939	31
Orion, Cl B	7,413	351
Stora Enso, Cl R	37,666	494
UPM-Kymmene	25,751	669

		1,666

France — 6.0%
Aeroports de Paris	1,967	350
Air France-KLM *	17,105	261
Airbus Group	7,949	667
Atos	26,320	4,055
Beneteau	3,840	61
BNP Paribas	87,996	6,686
Bouygues	8,799	399
Capgemini	67,000	7,418
Cie de Saint-Gobain	48,000	2,629
CNP Assurances	7,967	185
Compagnie Generale des Etablissements Michelin, Cl B	24,750	3,369
Credit Agricole	59,051	1,040
Dassault Aviation	165	252
Derichebourg	9,144	87
Devoteam	560	50
Eurazeo	5,651	467
Eutelsat Communications	11,475	333
Gaztransport Et Technigaz	2,365	120
Groupe Crit	335	34
Hermes International	2,063	1,090
Iliad	1,170	302
Ipsen	2,442	328
Kering	12,306	4,613
LVMH Moet Hennessy Louis Vuitton	7,950	2,082
Manitou BF	1,008	33
Mersen	1,480	54
Natixis	33,902	254
Plastivaloire	1,156	29
Publicis Groupe	63,000	4,247
Rubis SCA	6,500	422
Sanofi-Aventis	46,000	4,466
SEB	185	34
Societe Generale	6,298	352
TechnipFMC *	65,000	1,665
Thales	5,261	582
TOTAL	94,000	4,855
Trigano	802	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veolia Environnement	133,000	$3,117

		57,093

Germany — 3.1%
adidas	7,356	1,649
Allianz	21,000	4,488
Aurubis	3,389	303
Axel Springer	1,475	91
BASF	391	38
Bayerische Motoren Werke	33,000	3,060
Commerzbank	39,573	491
Continental	14,000	3,155
Covestro (A)	19,714	1,547
Deutsche Lufthansa	45,644	1,143
Deutsche Telekom	148,000	2,668
Fraport Frankfurt Airport Services Worldwide	2,840	280
Hamburger Hafen und Logistik	2,668	85
Hochtief	1,306	230
Hugo Boss	284	24
K+S	4,512	107
Linde	22,000	4,212
Merck KGaA	1,866	205
MTU Aero Engines	35,918	5,022
Pfeiffer Vacuum Technology	686	112
Siltronic *	2,155	210

		29,120

Greece — 0.1%
Hellenic Petroleum	7,999	72
Hellenic Telecommunications Organization	2,413	31
Mytilineos Holdings	60,000	613
Thrace Plastics *	56,817	205

		921

Hong Kong — 1.1%
AAC Technologies Holdings	3,000	55
Agile Group Holdings	211,591	254
Anhui Conch Cement, Cl H	73,500	274
ASM Pacific Technology	44,300	548
BOC Hong Kong Holdings	46,000	234
Brilliance China Automotive Holdings	196,000	507
China Evergrande Group	478,000	1,444
China National Materials	118,383	52
China Resources Power Holdings	12,000	22
China State Construction International Holdings	96,000	139
China ZhengTong Auto Services Holdings	90,175	85
Galaxy Entertainment Group	153,000	960
Geely Automobile Holdings	406,410	999
Guangzhou Automobile Group, Cl H	200,000	395
Hang Seng Bank	9,000	207
Huabao International Holdings	92,000	56
I-CABLE Communications *	13,447	1
Jardine Matheson Holdings	3,300	217

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jardine Strategic Holdings	13,500	$592
Kingboard Laminates Holdings	100,152	170
Lonking Holdings	171,000	68
Melco Crown Entertainment ADR	16,200	356
Minth Group	32,000	147
Sino Biopharmaceutical	202,000	177
Sinotruk Hong Kong	61,242	68
Sunny Optical Technology Group	40,000	573
Techtronic Industries	16,000	83
Tencent Holdings	14,400	605
VTech Holdings	15,900	224
Want Want China Holdings	127,000	84
Wheelock	48,000	359
Zhongsheng Group Holdings	65,519	142

		10,097

Hungary — 0.2%
Magyar Telekom Telecommunications	470,000	892
MOL Hungarian Oil & Gas	9,900	918
Richter Gedeon Nyrt	8,659	225

		2,035

India — 0.4%
Bajaj Finserv	2,149	185
Bharat Petroleum	35,526	294
Coromandel International	8,422	58
Eicher Motors	61	30
Future Retail *	12,718	106
GAIL India	29,675	176
Hindustan Petroleum	64,606	493
Indiabulls Housing Finance	20,861	397
Indian Oil	33,900	241
ITC	45,233	200
Maruti Udyog	5,942	716
Motherson Sumi Systems	43,996	212
Piramal Enterprises	5,459	232
Reliance Industries	2,978	74
Sterlite Technologies	8,403	29
Suzlon Energy *	263,733	67

		3,510

Indonesia — 0.1%
Bank Central Asia	17,400	25
Bank Mandiri Persero	397,500	390
Bank Negara Indonesia Persero	413,700	228
Bank Rakyat Indonesia Persero	185,400	210
United Tractors	199,531	453

		1,306

Ireland — 0.5%
CRH	65,000	2,267
Mallinckrodt *	5,700	234
Smurfit Kappa Group	89,000	2,711

		5,212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Israel — 0.2%
Azrieli Group	2,731	$157
Bank Leumi Le-Israel	75,850	397
Check Point Software Technologies *	6,500	727
Elbit Systems	1,488	205
Mizrahi Tefahot Bank	9,478	169

		1,655

Italy — 2.6%
Banca Intesa	1,810,000	6,103
CNH Industrial	301,607	3,417
Eni	154,402	2,418
Ferrari	20,456	2,337
Fincantieri *	48,012	55
Luxottica Group	5,912	340
Maire Tecnimont	13,491	82
Recordati	6,572	281
Telecom Italia *	3,596,000	3,439
UniCredit	315,000	6,400

		24,872

Japan — 15.3%
All Nippon Airways	102,219	379
Alpen	3,200	64
Asahi Glass	2,500	97
Asahi Kasei	58,000	694
Bandai Namco Holdings	1,000	33
Benesse	5,000	192
Brother Industries	40,660	963
Capcom	35,700	886
Central Glass	32,000	134
Central Japan Railway	26,902	4,554
Chiba Bank	32,000	214
Citizen Watch	278,900	1,974
Coca-Cola West	1,400	48
Cosmo Energy Holdings	5,676	117
D.A. Consortium Holdings	2,599	40
Daibiru	36,000	377
Dai-ichi Life Insurance	264,800	4,259
Daito Trust Construction	30,680	5,432
Daiwa Securities Group	179,000	979
Denso	21,400	1,038
Disco	1,100	197
DTS	2,000	56
Eizo Nanao	1,700	71
Exedy	30,000	898
FANUC	8,900	1,726
Fuji Media Holdings	200,200	2,990
Fujikura	25,600	208
Fujitsu	186,000	1,377
Furukawa Electric	6,800	368
Futaba Industrial	4,700	47
Gree	9,900	72

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GS Yuasa	394,000	$1,955
Hitachi	422,000	2,903
Hitachi Zosen	138,900	688
Honda Motor	154,100	4,314
Hoya	17,900	1,024
IBJ Leasing	6,400	163
Idemitsu Kosan	8,700	212
Itochu	234,750	3,831
Itochu Techno-Solutions	4,700	175
Japan Lifeline	1,800	92
JFE Holdings	210,900	4,162
JXTG Holdings	786,800	3,806
Kajima	7,000	64
Kansai Electric Power	60,863	852
KDDI	49,100	1,324
Keihin	14,600	240
Keikyu	34,000	361
Kirin Holdings	43,400	984
Kitz	10,792	87
Koa	2,800	52
Komatsu	2,200	59
Konami	6,100	318
K’s Holdings	97,900	2,186
Kuraray	35,100	666
Kyoei Steel	25,400	388
Kyushu Electric Power	29,100	342
Lion	11,800	234
Macnica Fuji Electronics Holdings	3,500	61
Marubeni	30,800	200
Mazda Motor	292,700	4,306
McDonald’s Holdings Japan	11,717	520
Meidensha	65,000	236
Meitec	9,300	429
MINEBEA MITSUMI	61,273	1,006
MISUMI Group	18,554	476
Mitsubishi	126,400	2,921
Mitsubishi Chemical Holdings	44,600	415
Mitsubishi Gas Chemical	11,900	295
Mitsubishi Heavy Industries	1,136,000	4,344
Mitsubishi Tanabe Pharma	3,800	93
Mitsubishi UFJ Lease & Finance	326,400	1,649
Mitsui	96,500	1,442
Mitsui Mining & Smelting	63,452	337
Mitsui Trust Holdings	120,800	4,177
Mixi	8,000	426
Mizuho Financial Group	2,525,200	4,339
NH Foods	11,000	323
Nichiha	2,900	106
NichiiGakkan	3,500	38
Nichirei	14,747	390
Nikon	2,700	44
Nippon Express	53,000	365

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Steel & Sumitomo Metal	179,700	$4,285
Nippon Telegraph & Telephone	3,400	169
Nippon Yusen	1,650,000	3,268
Nishi-Nippon Financial Holdings	77,500	832
Nissan Motor	107,200	1,065
Nissin	6,000	29
Nitori Holdings	1,200	185
Nomura Holdings	92,900	517
Nomura Real Estate Holdings	191,800	3,958
Otsuka	2,200	146
Panasonic	53,000	706
Pola Orbis Holdings	2,900	93
Prima Meat Packers	13,000	80
Recruit Holdings	108,700	2,164
Ricoh Leasing	7,000	244
Rohm	6,300	490
Ryohin Keikaku	600	166
S Foods	1,603	61
Saizeriya	2,900	82
Sakai Moving Service	1,194	63
Sawai Pharmaceutical	35,200	1,922
Sekisui Chemical	10,700	199
Sharp *	192,000	576
Shimadzu	8,500	156
Shin-Etsu Chemical	13,500	1,193
Shizuoka Bank	54,000	471
Shoei Foods	937	45
Showa	5,202	59
Showa Denko	11,400	303
Sony Financial Holdings	200,200	3,169
Start Today	7,000	218
Sumitomo	50,900	720
Sumitomo Electric Industries	35,700	559
Sumitomo Heavy Industries	6,000	45
Sumitomo Metal Mining	28,000	482
Sumitomo Mitsui Financial Group	116,600	4,358
Sumitomo Warehouse	91,000	599
Suntory Beverage & Food	700	32
Suzuki Motor	66,000	3,314
Systena	1,600	37
T&D Holdings	3,200	44
Tachi-S	5,200	89
Taisei	55,192	553
Takashimaya	6,000	55
Tatsuta Electric Wire and Cable	4,321	28
T-Gaia	2,300	45
THK	7,400	247
Toei Animation	444	45
Toho Holdings	58,000	1,135
Tokai Carbon	20,522	148
Tokai Rika	14,400	271
Token	932	129

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokyo Electron	24,329	$3,417
Tomy	2,300	31
Toppan Printing	31,000	310
Tosoh	34,000	399
Towa Pharmaceutical	21,500	1,024
Toyota Tsusho	2,200	68
Trend Micro	7,900	365
Tsumura	50,713	1,910
Ulvac	4,500	247
Unipres	3,900	100
West Japan Railway	600	44
Xebio	51,000	1,005
Yakult Honsha	5,900	408
Yamada Denki	672,600	3,636
Yamato Kogyo	17,100	483
Yaskawa Electric	14,900	451

		144,651

Luxembourg — 0.4%
Trinseo	51,500	3,445

Malaysia — 0.0%
CIMB Group Holdings	216,100	359
Malayan Banking	57,200	126
Malaysian Pacific Industries	7,800	26
Sime Darby	15,600	33

		544

Mexico — 0.0%
America Movil, Ser L	75,400	70
Infraestructura Energetica Nova	19,900	109

		179

Netherlands — 1.3%
AMG Advanced Metallurgical Group	2,239	81
ASR Nederland	10,963	424
BE Semiconductor Industries	3,471	225
Chicago Bridge & Iron	147,400	1,819
ForFarmers	2,511	31
Koninklijke Vopak	100,392	4,244
Royal Dutch Shell, Cl A	198,000	5,448

		12,272

New Zealand — 0.0%
a2 Milk *	70,911	282
Air New Zealand	66,935	171

		453

Norway — 0.1%
Borregaard	10,052	117
Golden Ocean Group *	6,399	60
Subsea 7	29,536	424

		601

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Philippines — 0.0%
Bloomberry Resorts *	412,985	$91

Poland — 0.6%
Asseco Poland	67,315	853
Bank Pekao	60,000	2,148
Boryszew *	9,455	28
getBACK *	158,863	1,043
Orange Polska	550,000	922
Polski Koncern Naftowy ORLEN	16,155	533
Powszechny Zaklad Ubezpieczen	33,759	458

		5,985

Romania — 0.3%
BRD-Groupe Societe Generale	630,000	2,131
Societatea Nationala de Gaze Naturale ROMGAZ	80,000	636

		2,767

Russia — 1.8%
Alrosa PJSC	1,530,000	2,139
Bank St. Petersburg PJSC	1,286,700	1,296
Detsky Mir PJSC (A)	627,431	1,079
ENEL RUSSIA PJSC	5,429,000	116
Gazprom Neft PJSC ADR	58,873	1,072
MMC Norilsk Nickel PJSC ADR	70,000	1,173
Mobile TeleSystems PJSC	269,220	1,252
Moscow Exchange MICEX-RTS PJSC	358,000	650
Novolipetsk Steel PJSC GDR	7,472	177
Protek PJSC	358,200	639
Sberbank of Russia PJSC	1,370,000	4,329
Severstal PJSC	19,351	303
Sistema GDR	118,227	491
TGC-1 PJSC	2,050,000,000	529
X5 Retail Group GDR *	53,000	2,162

		17,407

Singapore — 0.4%
DBS Group Holdings	18,600	283
Flex *	119,910	1,951
Genting Singapore	304,100	265
Global Logistic Properties	89,700	214
UOL Group	30,800	186
Venture	26,937	313
Yangzijiang Shipbuilding Holdings	77,364	85
Yanlord Land Group	63,100	80

		3,377

Slovenia — 0.4%
Krka dd Novo mesto	23,532	1,589
Luka Koper	28,729	1,059
Telekom Slovenije DD	8,450	836

		3,484

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Africa — 0.1%
Bidvest Group	5,170	$68
Capitec Bank Holdings	2,566	178
Discovery	7,786	90
Mondi	7,651	209
Sappi	36,786	247
Tiger Brands	446	14
Vodacom Group	20,261	283

		1,089

South Korea — 1.4%
Hana Financial Group	26,417	1,148
Hanwha Chemical	8,294	260
KB Financial Group	19,687	967
Korea Electric Power ADR	50,400	975
Korea Investment Holdings	610	36
LG Electronics	12,064	872
Samsung Electro-Mechanics	3,447	309
Samsung Electronics	1,594	3,274
Samsung SDI	1,569	273
SK Hynix	69,379	4,221
Woori Bank	38,565	636

		12,971

Spain — 1.2%
Aena (A)	3,726	727
Banco de Sabadell	268,689	590
Banco Santander Central Hispano	433,000	2,810
Bankinter	45,575	434
CaixaBank	246,193	1,270
Endesa	19,871	479
Grifols	2,119	60
Iberdrola	85,504	697
Mapfre	46,313	164
Telefonica	374,000	4,028

		11,259

Sweden — 1.2%
Alfa Laval	111,000	2,511
Clas Ohlson, Cl B	3,429	68
Electrolux, Cl B	11,489	417
Evolution Gaming Group (A)	2,463	149
Industrivarden, Cl C	8,079	191
LeoVegas (A)	8,509	75
Nordea Bank	2,469	33
Peab	18,393	211
Sandvik	109,867	1,813
Skandinaviska Enskilda Banken, Cl A	7,078	92
Telefonaktiebolaget LM Ericsson, Cl B	259,000	1,516
Volvo, Cl B	227,144	3,873

		10,949

Switzerland — 2.0%
Adecco	4,169	301

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baloise Holding	3,404	$541
Bossard Holding	719	156
Cie Financiere Richemont	18,000	1,606
Coca-Cola HBC	7,659	261
Conzzeta	165	169
EMS-Chemie Holding	557	380
Ferguson	1,258	75
Geberit	1,439	656
Kuehne + Nagel International	179	32
Logitech International	16,135	573
Novartis	58,000	4,883
Partners Group Holding	1,168	756
SGS	20	45
Sika	142	1,005
Sonova Holding	2,097	354
STMicroelectronics	43,078	745
Straumann Holding	1,594	1,019
Swatch Group	1,635	126
Swatch Group, Cl B	8,075	3,217
Swiss Life Holding	2,187	781
VAT Group (A)	2,137	273
Zurich Insurance Group	3,357	1,002

		18,956

Taiwan — 1.3%
Accton Technology	54,712	143
Catcher Technology	41,572	529
Chang Hwa Commercial Bank	7,950	4
China Petrochemical Development *	256,027	117
Compeq Manufacturing	99,000	107
E Ink Holdings	80,000	115
First Financial Holding	622,040	404
Formosa Plastics	140,000	436
General Interface Solution Holding	16,864	202
Global Unichip	7,674	56
Globalwafers	15,000	119
Hon Hai Precision Industry	1,083,000	4,217
Oriental Union Chemical	57,279	51
Pegatron	56,000	176
Taishin Financial Holding	113,000	50
Taiwan Semiconductor Manufacturing ADR	142,358	5,263

		11,989

Thailand — 0.0%
PTT Global Chemical	13,900	32
Thai Oil	58,018	165

		197

Turkey — 0.9%
Aygaz	7,745	35
BIM Birlesik Magazalar	25,435	563
Eregli Demir ve Celik Fabrikalari	161,908	385
Ford Otomotiv Sanayi	8,276	114

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kordsa Teknik Tekstil	668,245	$1,481
Koza Altin Isletmeleri *	122,481	1,140
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut	308,581	464
Pegasus Hava Tasimaciligi *	3,811	31
Petkim Petrokimya Holding	80,046	145
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	510,913	581
TAV Havalimanlari Holding	153,199	942
Tekfen Holding	18,490	69
Trakya Cam Sanayii	40,800	43
Tupras Turkiye Petrol Rafinerileri	19,275	655
Turkiye Garanti Bankasi	375,468	1,168
Turkiye Halk Bankasi	70,398	302
Turkiye Is Bankasi, Cl C	149,829	325
Turkiye Vakiflar Bankasi Tao, Cl D	74,145	155
Yapi ve Kredi Bankasi	85,865	121

		8,719

United Kingdom — 5.9%
3i Group	55,507	693
Ashtead Group	14,818	318
B&M European Value Retail	56,012	269
BAE Systems	160,063	1,253
Barclays	383,633	945
Barratt Developments	10,253	83
boohoo.com *	81,991	240
BP	889,000	5,099
Burberry Group	29,035	672
Carnival	12,641	876
Compass Group	69,285	1,475
easyJet	9,616	148
Electrocomponents	50,621	413
Fenner	21,534	95
Fevertree Drinks	9,512	302
Forterra (A)	8,347	29
GKN	519,000	2,133
GlaxoSmithKline	184,000	3,636
Glencore	4,527	21
Globaltrans Investment GDR	265,665	2,696
Gocompare.Com Group *	26,036	34
Group 4 Securicor	12,722	46
Hastings Group Holdings (A)	13,181	54
Hays	1,172,758	2,765
HSBC Holdings	508,843	4,921
Indivior	82,294	442
InterContinental Hotels Group	13,355	664
International Consolidated Airlines Group	4,004	32
Investec	20,497	156
Keywords Studios	3,766	69
Kingfisher	556,000	2,141
Liberty Global *	34,199	1,130
Lloyds Banking Group	5,352,000	4,401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marks & Spencer Group	300,000	$1,235
Meggitt	319,775	2,134
Michael Page International	38,842	256
Mitie Group	38,981	135
Next	45,759	2,435
Persimmon	12,642	433
Plus500	7,120	84
RELX	22,062	481
Ros Agro GDR	69,245	831
Scapa Group	5,183	30
Segro ‡	25,070	174
Smiths Group	268	5
SSP Group	56,038	399
Stock Spirits Group	288,793	866
Vodafone Group	1,479,000	4,219
WH Smith	158,209	3,769
WM Morrison Supermarkets	9,299	29

		55,766

United States — 42.4%

Consumer Discretionary — 7.1%
Aaron’s	8,197	363
Adient	29,320	2,072
AMC Networks, Cl A *	8,100	492
Ascena Retail Group *	256,760	524
Bed Bath & Beyond	9,800	270
Best Buy	38,300	2,078
Big Lots	5,372	256
BorgWarner	14,700	682
Carnival, Cl A	18,200	1,265
Carter’s	5,300	460
CBS, Cl B	5,900	378
Charter Communications, Cl A *	500	199
Children’s Place	4,284	455
Comcast, Cl A	22,700	922
Dana Holdings	1,400	34
Darden Restaurants	20,000	1,642
Deckers Outdoor *	3,620	231
Delphi Automotive	38,523	3,714
Dollar General	10,809	784
Domino’s Pizza	8,300	1,513
Fiat Chrysler Automobiles	178,910	2,707
Foot Locker	6,200	218
Ford Motor	46,600	514
Fox Factory Holding *	4,219	169
GameStop, Cl A	89,000	1,646
General Motors	162,005	5,920
Gentex	199,959	3,653
Goodyear Tire & Rubber	77,430	2,346
Group 1 Automotive	20,310	1,219
H&R Block	26,411	706
Hanesbrands	20,700	502

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harley-Davidson	8,500	$400
Hilton Worldwide Holdings	7,800	502
iRobot *	2,600	248
JD.com ADR *	1,300	54
Kohl’s	7,800	310
Lear	4,000	598
Liberty Broadband, Cl C *	1,700	173
Liberty Global, Cl A *	9,225	314
Liberty Interactive, Cl A *	65,055	1,439
Marriott International, Cl A	13,700	1,419
McDonald’s	16,000	2,559
NetFlix *	11,600	2,027
Nordstrom	11,700	522
Nutrisystem	3,489	189
NVR *	613	1,668
Office Depot	69,400	298
O’Reilly Automotive *	19,495	3,824
Penske Auto Group	13,100	555
PetMed Express	3,006	109
PulteGroup	17,900	462
RH *	4,388	205
Royal Caribbean Cruises	5,500	685
Scripps Networks Interactive, Cl A	8,200	702
Select Comfort *	3,700	109
Sirius XM Holdings	14,300	82
Sonic Automotive, Cl A	19,870	360
Systemax	1,382	34
Target	13,200	720
Tempur Sealy International *	7,600	470
Tesla *	2,600	925
Tiffany	3,000	274
Time Warner	9,200	930
TripAdvisor *	22,141	946
Vail Resorts	1,200	274
Viacom, Cl B	8,500	243
Weight Watchers International *	2,300	108
Whirlpool	3,000	515
Wyndham Worldwide	6,800	678
Yum China Holdings *	36,400	1,287

		65,151

Consumer Staples — 0.9%
Altria Group	45,600	2,891
Archer-Daniels-Midland	21,000	868
Chefs’ Warehouse *	2,113	36
Clorox	100	14
CVS Health	12,800	990
Herbalife *	9,242	638
Ingredion	5,800	718
Kroger	28,300	619
PepsiCo	700	81
Philip Morris International	1,900	222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanderson Farms	2,314	$341
Seaboard	100	430
Tyson Foods, Cl A	9,800	620

		8,468

Energy — 0.5%
Chevron	9,100	979
Exterran *	3,600	100
Par Petroleum *	2,832	50
PBF Energy, Cl A	77,740	1,841
RPC	7,721	150
Valero Energy	18,100	1,233

		4,353

Financials — 8.6%
Aflac	43,683	3,606
AGNC Investment ‡	35,100	756
Alleghany *	300	169
Allstate	31,800	2,878
Ally Financial	89,990	2,034
American Financial Group	4,300	438
American International Group	70,184	4,245
Ameriprise Financial	5,500	762
Annaly Capital Management ‡	18,700	234
Arthur J Gallagher	4,000	232
Artisan Partners Asset Management, Cl A	5,476	168
Assurant	900	85
Axis Capital Holdings	3,600	217
Bank of America	265,900	6,352
BB&T	17,500	807
Berkshire Hathaway, Cl B *	3,200	580
Capital One Financial	11,600	923
CBOE Holdings	400	40
Charles Schwab	25,990	1,037
CIT Group	11,600	520
Citigroup	24,100	1,639
Citizens Financial Group	53,600	1,776
CME Group, Cl A	18,100	2,277
CNA Financial	26,530	1,302
Comerica	13,767	940
Discover Financial Services	11,300	666
Donnelley Financial Solutions *	2,000	43
East West Bancorp	5,100	282
Enova International *	3,179	38
Everest Re Group	4,100	1,035
Fifth Third Bancorp	7,600	199
FirstCash	4,063	238
Franklin Resources	13,300	575
Goldman Sachs Group	31,364	7,017
Green Bancorp *	2,762	55
Hancock Holding	8,000	352
Hartford Financial Services Group	10,700	579
Intercontinental Exchange	22,138	1,432

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase	17,600	$1,600
KeyCorp	58,900	1,014
Lazard, Cl A	5,600	240
Legg Mason	10,800	412
Leucadia National	18,900	448
Lincoln National	10,000	679
Live Oak Bancshares	2,199	49
LPL Financial Holdings	2,700	126
M&T Bank	10,100	1,493
Marsh & McLennan	8,800	687
MGIC Investment *	23,500	269
Morgan Stanley	76,700	3,490
MTGE Investment ‡	4,300	83
PNC Financial Services Group	30,600	3,838
Principal Financial Group	14,500	907
Progressive	38,100	1,771
Prudential Financial	8,200	837
Raymond James Financial	2,000	157
Regions Financial	104,800	1,479
Reinsurance Group of America, Cl A	6,600	887
RenaissanceRe Holdings	500	70
S&P Global	23,500	3,627
Starwood Property Trust ‡	22,700	504
State Bank Financial	2,281	61
State Street	7,300	675
SunTrust Banks	13,300	733
TD Ameritrade Holding	3,900	169
Torchmark	3,000	231
TriState Capital Holdings *	2,100	44
Unum Group	13,200	636
US Bancorp	65,400	3,352
WR Berkley	6,800	453
XL Group	7,500	307
Zions Bancorporation	23,367	1,020

		78,876

Health Care — 5.8%
AbbVie	17,800	1,340
Aetna	28,786	4,540
Align Technology *	11,300	1,997
Allergan	4,156	954
Amgen	7,300	1,298
Anthem	6,000	1,176
Biogen *	7,349	2,326
Bioverativ *	12,493	708
Celgene *	15,047	2,090
Centene *	8,600	764
Chemed	2,078	410
Cigna	31,134	5,668
Cooper	1,000	251
Corcept Therapeutics *	8,672	145
DaVita HealthCare Partners *	63,901	3,742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dentsply Sirona	17,832	$1,009
Express Scripts Holding *	6,800	427
Gilead Sciences	4,300	360
HCA Healthcare *	12,000	944
Humana	1,200	309
IDEXX Laboratories *	15,500	2,409
Incyte *	4,800	660
Intuitive Surgical *	1,900	1,909
Johnson & Johnson	12,700	1,681
Lantheus Holdings *	3,279	57
LHC Group *	1,400	91
Masimo *	4,500	380
McKesson	7,000	1,045
Merck	19,700	1,258
Mettler Toledo International *	300	181
OraSure Technologies *	4,800	98
Pfizer	50,900	1,727
Phibro Animal Health, Cl A	2,240	79
Quest Diagnostics	9,200	997
Quintiles IMS Holdings *	14,955	1,436
Teleflex	2,100	445
UnitedHealth Group	34,099	6,782
Varian Medical Systems *	800	85
Veeva Systems, Cl A *	3,600	214
WellCare Health Plans *	4,300	751

		52,743

Industrials — 8.7%
AGCO	2,500	171
Air Lease, Cl A	9,300	378
American Airlines Group	10,600	474
ArcBest	51,880	1,541
Argan	1,679	106
Atlas Air Worldwide Holdings *	39,710	2,653
Boeing	22,449	5,380
Brink’s	5,616	441
C.H. Robinson Worldwide	100	7
Casella Waste Systems, Cl A *	3,100	52
CSX	111,035	5,574
Cummins	28,200	4,494
Deere	19,400	2,249
Delta Air Lines	2,300	109
Deluxe	5,100	354
Expeditors International of Washington	7,200	404
FedEx	10,461	2,243
GATX	6,200	376
General Cable	79,780	1,352
General Dynamics	17,000	3,423
Graco	5,700	658
Healthcare Services Group	1,077	55
Huntington Ingalls Industries	5,700	1,220
Illinois Tool Works	1,700	234

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ITT	11,100	$448
JetBlue Airways *	18,900	374
L3 Technologies	1,400	254
Lincoln Electric Holdings	5,900	512
Manpowergroup	9,400	1,048
Meritor *	168,000	3,336
Navistar International *	50,300	1,718
Nielsen Holdings	19,627	762
Norfolk Southern	9,700	1,169
Northrop Grumman	10,500	2,858
Orbital ATK	5,300	591
Owens Corning	9,800	726
Raven Industries	3,700	104
Raytheon	9,900	1,802
Republic Services, Cl A	15,800	1,031
Robert Half International	2,200	100
Rockwell Collins	400	52
Rollins	17,200	764
Roper Technologies	1,300	300
RR Donnelley & Sons	123,000	1,135
Rush Enterprises, Cl A *	3,935	161
SkyWest	102,250	3,548
Southwest Airlines	10,400	542
Spirit AeroSystems Holdings, Cl A	9,830	732
Timken	7,200	323
TriNet Group *	3,900	139
Triumph Group	69,550	1,829
Tutor Perini *	53,380	1,396
Union Pacific	69,155	7,282
United Continental Holdings *	11,200	694
United Rentals *	5,300	626
United Technologies	49,580	5,936
Waste Connections	17,400	1,160
Waste Management	28,700	2,213

		79,613

Information Technology — 8.6%
Advanced Energy Industries *	1,000	74
Alphabet, Cl A *	1,573	1,503
Alphabet, Cl C *	1,180	1,108
Amkor Technology *	29,700	261
Amphenol, Cl A	8,600	696
Analog Devices	7,200	602
Ansys *	2,000	258
Apple	7,800	1,279
Applied Materials	116,700	5,265
Applied Optoelectronics *	1,295	77
Arista Networks *	5,900	1,039
Arrow Electronics *	8,800	699
ASML Holding, Cl G	5,483	857
Automatic Data Processing	13,900	1,480
Blucora *	3,800	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cisco Systems	54,200	$1,746
Citrix Systems *	10,700	837
Coherent *	749	175
Corning	81,800	2,353
Dell Technologies, Cl V *	12,000	899
DXC Technology	4,200	357
eBay *	85,408	3,086
Electronic Arts *	10,113	1,229
Extreme Networks *	11,000	126
F5 Networks *	4,000	477
Facebook, Cl A *	8,465	1,456
Fiserv *	1,800	223
Gartner *	3,500	422
Harris	4,100	504
HP	26,600	508
Intel	39,600	1,389
International Business Machines	29,606	4,235
Intuit	14,341	2,029
IPG Photonics *	3,400	598
Jabil	17,700	555
Jack Henry & Associates	1,800	185
Juniper Networks	26,200	726
KEMET *	3,840	92
Kla-Tencor	10,200	956
Lam Research	34,000	5,643
Leidos Holdings	800	47
Mastercard, Cl A	14,440	1,925
Microchip Technology	11,100	963
Micron Technology *	82,300	2,631
Microsoft	31,907	2,386
Motorola Solutions	7,500	661
Nvidia	25,064	4,247
ON Semiconductor *	35,900	613
PayPal Holdings *	62,296	3,842
Red Hat *	9,681	1,041
Seagate Technology	21,800	687
Skyworks Solutions	3,000	316
Square, Cl A *	2,900	76
Sykes Enterprises *	7,700	205
Symantec	78,416	2,351
Synopsys *	8,700	700
Take-Two Interactive Software *	9,900	968
Texas Instruments	12,100	1,002
TTM Technologies *	19,400	276
Unisys *	135,870	1,053
VeriSign *	9,200	954
Versum Materials	7,600	281
Visa, Cl A	22,519	2,331
VMware, Cl A *	200	22
Weibo ADR *	2,100	212
Western Digital	23,012	2,031
Western Union	22,800	431

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcerra *	5,400	$53
Xerox	13,400	432

		78,828

Materials — 1.0%
AdvanSix *	2,600	83
Avery Dennison	4,900	462
Boise Cascade *	3,500	105
Celanese, Cl A	9,300	902
Chemours	20,700	1,016
Eastman Chemical	7,200	621
FMC	300	26
International Paper	9,200	496
Kronos Worldwide	2,400	50
LyondellBasell Industries, Cl A	12,600	1,141
Owens-Illinois *	22,200	547
Reliance Steel & Aluminum	5,500	398
Schnitzer Steel Industries, Cl A	3,247	87
Sherwin-Williams	6,000	2,036
Westlake Chemical	10,200	784

		8,754

Real Estate — 0.6%
CoreCivic ‡	12,400	332
Crown Castle International ‡	16,754	1,817
DDR ‡	38,600	374
Digital Realty Trust ‡	1,700	201
Equinix ‡	1,977	926
Essex Property Trust ‡	1,000	266
Host Hotels & Resorts ‡	38,900	705
Omega Healthcare Investors ‡	16,300	519
Potlatch ‡	4,788	229
RMR Group	700	36
Senior Housing Properties Trust ‡	24,100	475

		5,880

Telecommunication Services — 0.4%
AT&T	28,500	1,068
T-Mobile US *	16,300	1,055
Verizon Communications	24,000	1,151

		3,274

Utilities — 1.6%
Alliant Energy	3,500	150
Ameren	15,600	936
CenterPoint Energy	26,400	782
CMS Energy	2,900	141
Consolidated Edison	8,200	691
Dominion Energy	21,000	1,654
DTE Energy	11,600	1,303
Edison International	17,500	1,403
Eversource Energy	9,700	611
Exelon	17,500	663
FirstEnergy	24,600	801
NextEra Energy	15,400	2,318

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OGE Energy	9,500	$339
Pinnacle West Capital	7,300	657
PPL	2,900	114
Public Service Enterprise Group	23,700	1,110
Xcel Energy	18,100	896

		14,569

		400,509

Total Common Stock (Cost $884,352) ($ Thousands)		905,600

PREFERRED STOCK — 0.2%
Brazil — 0.1%
Braskem	18,560	223
Itausa - Investimentos Itau	37,200	120
Vale, Cl A	46,500	474

		817

Chile — 0.0%
Sociedad Quimica y Minera de Chile, Cl B	934	44

Croatia — 0.1%
Adris Grupa DD	7,955	576

Germany — 0.0%
STO & KGaA	255	36

Total Preferred Stock (Cost $1,320) ($ Thousands)		1,473

EXCHANGE TRADED FUND — 0.2%

Romania — 0.2%
Fondul Proprietatea	5,600,000	1,262

Total Exchange Traded Fund (Cost $1,202) ($ Thousands)		1,262

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	7,064,954	7,065

Total Cash Equivalent (Cost $7,065) ($ Thousands)		7,065

Total Investments in Securities— 97.0% (Cost $893,939) ($ Thousands) @		$915,400

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B) (Cost $151) ($ Thousands)	55,643,757	$210

The open futures contracts held by the Fund at August 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	(567)	Sep-2017	(22,460)	(23,081)	190
FTSE 100 Index	(109)	Sep-2017	(10,307)	(10,439)	(197)
Hang Seng Index	32	Sep-2017	5,651	5,711	62
MSCI Emerging Markets E-MINI	161	Sep-2017	8,163	8,744	581
MSCI Singapore Index	77	Sep-2017	2,068	2,071	13
OMX Index	(164)	Sep-2017	(3,140)	(3,183)	19
S&P 500 Index E-MINI	656	Sep-2017	79,441	81,016	1,575
S&P TSX 60 Index	100	Sep-2017	13,751	14,213	41
SPI 200 Index	101	Sep-2017	11,040	11,391	34
Topix Index	(396)	Sep-2017	(56,966)	(58,324)	(227)

			27,241	28,119	2,091

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/28/17	ILS	46	USD	13	$—
Brown Brothers Harriman	09/28/17	USD	378	HUF	97,458	1
Brown Brothers Harriman	09/28/17	USD	16	HUF	4,123	—
Brown Brothers Harriman	09/28/17	USD	78	NZD	109	—
Brown Brothers Harriman	09/28/17	USD	498	NZD	690	(4)
Brown Brothers Harriman	09/28/17	NZD	770	USD	556	5
Brown Brothers Harriman	09/28/17	NZD	474	USD	339	—
Brown Brothers Harriman	09/28/17	USD	1,073	TRY	3,769	11
Brown Brothers Harriman	09/28/17	USD	176	TRY	612	—
Brown Brothers Harriman	09/28/17	USD	1,175	PLN	4,244	13
Brown Brothers Harriman	09/28/17	USD	190	PLN	679	—
Brown Brothers Harriman	09/28/17	USD	1,895	NOK	14,839	13
Brown Brothers Harriman	09/28/17	USD	17	NOK	129	—
Brown Brothers Harriman	09/28/17	USD	114	ZAR	1,502	1
Brown Brothers Harriman	09/28/17	USD	1,976	ZAR	25,775	—
Brown Brothers Harriman	09/28/17	USD	1,794	ILS	6,444	4
Brown Brothers Harriman	09/28/17	USD	297	ILS	1,066	—
Brown Brothers Harriman	09/28/17	USD	4,869	DKK	30,632	35
Brown Brothers Harriman	09/28/17	USD	843	DKK	5,265	(1)
Brown Brothers Harriman	09/28/17	USD	30	MXP	538	—
Brown Brothers Harriman	09/28/17	USD	5,686	MXP	101,161	(31)
Brown Brothers Harriman	09/28/17	NOK	34	USD	4	—
Brown Brothers Harriman	09/28/17	NOK	6,629	USD	848	(4)
Brown Brothers Harriman	09/28/17	SGD	2,038	USD	1,502	—

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/28/17	SGD	6,252	USD	4,591	$(14)
Brown Brothers Harriman	09/28/17	USD	7,560	SEK	60,819	94
Brown Brothers Harriman	09/28/17	USD	1,237	SEK	9,830	—
Brown Brothers Harriman	09/28/17	USD	1,523	HKD	11,914	—
Brown Brothers Harriman	09/28/17	USD	9,611	HKD	75,156	(2)
Brown Brothers Harriman	09/28/17	AUD	3,618	USD	2,869	1
Brown Brothers Harriman	09/28/17	AUD	10,426	USD	8,238	(28)
Brown Brothers Harriman	09/28/17	USD	13,708	SGD	18,667	43
Brown Brothers Harriman	09/28/17	USD	2,299	SGD	3,120	—
Brown Brothers Harriman	09/28/17	CHF	2,976	USD	3,103	1
Brown Brothers Harriman	09/28/17	CHF	16,498	USD	17,130	(67)
Brown Brothers Harriman	09/28/17	CAD	21,630	USD	17,272	13
Brown Brothers Harriman	09/28/17	CAD	221	USD	175	(1)
Brown Brothers Harriman	09/28/17	USD	18,764	AUD	23,748	63
Brown Brothers Harriman	09/28/17	USD	3,197	AUD	4,031	(1)
Brown Brothers Harriman	09/28/17	TRY	525	USD	151	—
Brown Brothers Harriman	09/28/17	TRY	25,219	USD	7,181	(77)
Brown Brothers Harriman	09/28/17	USD	24,048	CHF	23,161	94
Brown Brothers Harriman	09/28/17	USD	4,207	CHF	4,033	(4)
Brown Brothers Harriman	09/28/17	USD	29,306	CAD	36,697	(26)
Brown Brothers Harriman	09/28/17	PLN	524	USD	147	1
Brown Brothers Harriman	09/28/17	PLN	30,815	USD	8,531	(96)
Brown Brothers Harriman	09/28/17	HKD	22,291	USD	2,851	1
Brown Brothers Harriman	09/28/17	HKD	9,873	USD	1,262	—
Brown Brothers Harriman	09/28/17	MXN	37,488	USD	2,104	8
Brown Brothers Harriman	09/28/17	MXN	337	USD	19	—
Brown Brothers Harriman	09/28/17	RON	839	USD	218	1
Brown Brothers Harriman	09/28/17	RON	44,883	USD	11,561	(70)
Brown Brothers Harriman	09/28/17	DKK	2,238	USD	358	—
Brown Brothers Harriman	09/28/17	DKK	43,978	USD	6,990	(50)
Brown Brothers Harriman	09/28/17	GBP	5,695	USD	7,347	4
Brown Brothers Harriman	09/28/17	GBP	41,664	USD	53,369	(353)
Brown Brothers Harriman	09/28/17	USD	47,549	GBP	37,120	313
Brown Brothers Harriman	09/28/17	USD	8,067	GBP	6,253	(5)
Brown Brothers Harriman	09/28/17	SEK	5,288	USD	666	—
Brown Brothers Harriman	09/28/17	SEK	56,410	USD	7,012	(88)
Brown Brothers Harriman	09/28/17	USD	69,885	CNY	465,271	568
Brown Brothers Harriman	09/28/17	USD	53	CNY	348	—
Brown Brothers Harriman	09/28/17	USD	76,264	JPY	8,338,651	(405)
Brown Brothers Harriman	09/28/17	USD	102,082	EUR	86,262	594
Brown Brothers Harriman	09/28/17	USD	1,270	EUR	1,058	(11)
Brown Brothers Harriman	09/28/17	ZAR	23,929	USD	1,835	—
Brown Brothers Harriman	09/28/17	ZAR	86,827	USD	6,556	(100)
Brown Brothers Harriman	09/28/17	EUR	735	USD	877	3
Brown Brothers Harriman	09/28/17	EUR	121,987	USD	144,314	(886)
Brown Brothers Harriman	09/28/17	CNY	1,295	USD	196	—
Brown Brothers Harriman	09/28/17	CNY	317,176	USD	47,660	(368)
Brown Brothers Harriman	09/28/17	HUF	20,679	USD	81	—
Brown Brothers Harriman	09/28/17	HUF	1,072,051	USD	4,161	(17)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/28/17	JPY	14,898,760	USD	136,307	$769
Brown Brothers Harriman	09/28/17	JPY	217,239	USD	1,973	(3)
Brown Brothers Harriman	09/29/17	USD	41	CZK	902	—
Brown Brothers Harriman	09/29/17	CZK	1,575	USD	72	—

						$(58)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

Put Options
EUR Put USD Call*	4,938,795	$5,872	$1.19	09/04/17	$19
EUR Put USD Call*	13,170,120	13,309	1.19	09/05/17	16
EUR Put USD Call*	4,938,795	5,872	1.19	09/04/17	106
NZD Put USD Call*	11,194,602	9,432	0.72	08/31/17	4
USD Put JPY Call*	9,877,590	1,087,128	108.10	09/05/17	16
USD Put JPY Call*	1,646,265	181,188	108.10	09/05/17	24

					185

Call Options
NZD Call USD Put*	9,877,590	7,074	0.72	09/07/17	25

					25

Total Purchased Options (Cost $152) ($ Thousands)					$210

Percentages are based on Net Assets of $944,262 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $4,826 ($ Thousands), representing 0.5% of the Net Assets of the Fund.

(B)	Refer to table below for details on Options Contracts.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $893,939 ($ Thousands), and the unrealized appreciation and depreciation were $36,545 ($ Thousands) and ($15,084) ($ Thousands), respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

MSCI —Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

PLN — Polish Zloty

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$902,057	$3,543	$–	$905,600
Preferred Stock	897	576	–	1,473
Exchange Traded Fund	1,262	–	–	1,262
Cash Equivalent	7,065	–	–	7,065

Total Investments in Securities	$911,281	$4,119	$–	$915,400

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

World Select Equity Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$2,515	$—	$—	$2,515
Unrealized Depreciation	(424)	—	—	(424)
Forwards Contracts *
Unrealized Appreciation	2,654	—	—	2,654
Unrealized Depreciation	(2,712)	—	—	(2,712)
Purchased Options	210	—	—	210

Total Other Financial Instruments	$2,243	$—	$—	$2,243

*	Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2017 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ -	$ 93,938	$ (86,873)	$ 7,065	$ 36

Totals	$ -	$ 93,938	$ (86,873)	$ 7,065	$ 36

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.8%
Argentina — 2.6%
Banco Macro ADR	34,900	$3,623
Grupo Clarin GDR, Cl B	60,800	1,730
Grupo Financiero Galicia ADR	131,968	6,018
Grupo Supervielle ADR	110,235	2,252
MercadoLibre	36,402	9,409
Pampa Energia ADR *	42,930	2,619
Telecom Argentina ADR *	47,330	1,417
Transportadora de Gas del Sur ADR *	75,500	1,313
YPF ADR	125,620	2,520

		30,901

Austria — 0.2%
Vienna Insurance Group	75,387	2,223

Bangladesh — 0.6%
BRAC Bank	2,408,004	2,560
City Bank	2,441,869	1,332
Envoy Textiles	794,425	396
GrameenPhone	413,070	1,994
Square Pharmaceuticals	446,468	1,583

		7,865

Bermuda — 0.1%
Central European Media Enterprises, Cl A *	242,724	1,007

Botswana — 0.0%
Sechaba Breweries Holdings	116,590	221

Brazil — 3.7%
Alliar Medicos A Frente *	173,719	909
Ambev	265,600	1,680
Ambev ADR	577,490	3,615
Arezzo Industria e Comercio	68,100	991
B2W Cia Digital *	220,637	1,287
Banco do Brasil	499,100	4,840
Cia de Saneamento Basico do Estado de Sao Paulo	36,700	374
Cia de Saneamento Basico do Estado de Sao Paulo ADR	97,500	994
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	81,234	1,112
Cia Vale do Rio Doce	172,200	1,911
Cosan Industria e Comercio	158,700	1,935
Embraer ADR	208,051	4,723
Engie Brasil Energia	23,600	269
Hypermarcas	23,600	221
International Meal Alimentacao, Cl A *	181,521	577
JBS	586,700	1,618
Kroton Educacional	106,600	608
Lojas Renner	186,431	1,810
Movida Participacoes *	327,955	980
Petroleo Brasileiro ADR, Cl A *	113,140	981
Porto Seguro	61,800	680
Raia Drogasil	274,463	6,027

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Smiles	60,900	$1,345
Sul America	49,857	279
Vale ADR, Cl B	338,300	3,471
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	132,377	839

		44,076

Canada — 0.7%
First Quantum Minerals	440,399	5,286
Gran Tierra Energy *	898,060	1,834
Guyana Goldfields *	117,512	469
Parex Resources *	118,030	1,212

		8,801

Chile — 0.4%
Banco Santander Chile	11,181,874	818
Enel Generacion Chile	377,346	320
Forus	250,830	1,037
Parque Arauco	843,452	2,297

		4,472

China — 8.7%
Agricultural Bank of China, Cl H	4,072,000	1,915
Air China, Cl H	844,000	751
Alibaba Group Holding ADR *	121,612	20,886
ANTA Sports Products	514,758	2,026
Bitauto Holdings ADR *	19,434	696
BYD Electronic International	962,500	2,656
Changyou.com ADR *	60,075	2,404
China Communications Construction, Cl H	2,308,000	3,073
China Communications Services, Cl H	1,026,000	556
China Lodging Group ADR *	29,732	3,375
China Petroleum & Chemical ADR	14,800	1,134
China Petroleum & Chemical, Cl H	6,858,000	5,249
China Railway Construction, Cl H	1,364,000	1,788
China Railway Group, Cl H	1,494,000	1,195
China Shenhua Energy, Cl H	621,500	1,600
Country Garden Holdings	803,000	1,067
Ctrip.com International ADR *	150,385	7,737
Dongfeng Motor Group, Cl H	2,704,000	3,510
Fosun International	1,084,000	1,881
Guangzhou R&F Properties	1,703,600	3,979
JD.com ADR *	89,791	3,763
Maanshan Iron & Steel, Cl H *	4,854,000	2,561
Momo ADR *	22,600	871
NetEase ADR	24,613	6,789
New Oriental Education & Technology Group ADR *	48,800	3,989
Ping An Insurance Group of China, Cl H	804,000	6,385
Shenzhou International Group Holdings	227,000	1,819
Silergy	121,947	2,719
Sinopec Engineering Group, Cl H	396,000	357
Sinopharm Group, Cl H	218,800	988
Sinotrans, Cl H	2,527,000	1,427

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weichai Power, Cl H	789,000	$813
YY ADR *	33,000	2,466
Zhejiang Expressway, Cl H	2,058,000	2,574

		104,999

Colombia — 1.0%
Bancolombia ADR, Cl R	139,243	6,323
Canacol Energy *	430,406	1,447
Cemex Latam Holdings *	549,295	2,089
Empresa de Telecomunicaciones de Bogota *	5,146,780	963
Financiera Colombiana	679	7
Grupo Aval Acciones y Valores ADR	174,094	1,565

		12,394

Czech Republic — 0.3%
CEZ	61,356	1,162
Komercni Banka	62,164	2,735

		3,897

Egypt — 0.7%
Commercial International Bank Egypt GDR	457,578	2,091
Commercial International Bank Egypt SAE GDR	330,457	1,470
Credit Agricole Egypt SAE	255,070	663
Global Telecom Holding SAE *	4,900,300	1,967
Integrated Diagnostics Holdings (A)	442,170	1,751

		7,942

France — 0.0%
Vicat	7,140	490

Georgia — 0.2%
BGEO Group	62,042	2,766

Greece — 0.6%
Eurobank Ergasias *	1,071,831	1,156
FF Group *	60,049	1,492
JUMBO	62,741	1,044
National Bank of Greece *	8,170,062	3,312

		7,004

Hong Kong — 10.2%
AIA Group	447,440	3,433
Bank of China, Cl H	12,293,000	6,471
Beijing Enterprises Holdings	152,500	852
China Conch Venture Holdings	510,500	929
China Construction Bank, Cl H	19,761,000	17,321
China Everbright International	998,000	1,319
China Jinmao Holdings Group	2,908,000	1,293
China Medical System Holdings	684,000	1,258
China Mobile	408,000	4,327
China Mobile ADR	89,700	4,761
China Resources Power Holdings	966,000	1,772
Citic Pacific	2,020,000	3,102
Fosun International	710	–
Geely Automobile Holdings	674,000	1,657

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guangzhou Automobile Group, Cl H	824,000	$1,626
Haitian International Holdings	377,000	1,132
Hengan International Group	405,500	3,388
Hua Hong Semiconductor (A)	943,000	1,253
Industrial & Commercial Bank of China, Cl H	7,071,000	5,294
Kingboard Chemical Holdings	497,000	2,712
Kingsoft	431,000	1,022
KWG Property Holding	1,133,000	1,031
Lee & Man Paper Manufacturing	2,282,000	2,662
Lonking Holdings	2,028,000	806
Minth Group	526,000	2,423
Nexteer Automotive Group	815,000	1,354
Orient Overseas International	188,000	1,739
Shanghai Industrial Holdings	192,000	584
Shanghai Pharmaceuticals Holding, Cl H	677,800	1,668
Shimao Property Holdings	1,385,500	2,861
Shun Tak Holdings	1,919,861	829
Singamas Container Holdings *	4,046,000	796
Sino-Ocean Group Holding	1,843,500	1,272
Sinopec Shanghai Petrochemical, Cl H	3,752,000	2,339
SITC International Holdings	2,010,000	1,872
SSY Group	818,000	378
Sunac China Holdings	520,000	1,561
Sunny Optical Technology Group	122,566	1,757
Tencent Holdings	686,628	28,864
TravelSky Technology, Cl H	589,000	1,611
Xinyi Glass Holdings	1,278,000	1,274

		122,603

Hungary — 0.4%
MOL Hungarian Oil & Gas	11,932	1,106
Richter Gedeon Nyrt	91,647	2,383
Waberer’s International Nyrt *	82,039	1,609

		5,098

India — 6.0%
Adani Ports & Special Economic Zone	314,923	1,936
Asian Paints	102,401	1,872
Bajaj Auto	23,257	1,024
Bharat Electronics	473,431	1,407
Biocon	101,226	534
Cipla	92,995	832
Eicher Motors	5,502	2,707
Endurance Technologies (A)	158,642	2,475
Godrej Consumer Products	210,477	3,060
HCL Technologies	469,982	6,362
HDFC Bank ADR	75,044	7,312
Hindalco Industries	861,089	3,206
Hindustan Petroleum	471,157	3,599
Hindustan Unilever	186,268	3,554
ICICI Bank ADR	307,900	2,885
Indiabulls Housing Finance	72,478	1,378
Infosys Technologies	282,374	4,041

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jindal Steel & Power *	1,107,817	$2,376
Oil & Natural Gas	143,160	351
Power Finance	1,172,957	2,240
Reliance Capital	276,746	3,486
Reliance Infrastructure	160,362	1,277
Rural Electrification	443,985	1,171
State Bank of India	445,102	1,934
Syngene International (A)	216,315	1,508
Tata Consultancy Services	102,356	3,997
Tata Motors ADR *	45,500	1,359
Tech Mahindra	119,932	803
UPL	50,309	652
Vakrangee	284,505	2,279
Vedanta	268,891	1,299

		72,916

Indonesia — 3.2%
Agung Podomoro Land	20,012,500	354
Astra International	3,792,500	2,238
Bank Central Asia	3,292,627	4,677
Bank CIMB Niaga *	8,610,300	894
Bank Negara Indonesia Persero	1,329,000	732
Bank Tabungan Negara Persero	10,494,161	2,367
Gudang Garam	183,300	951
Indofood Sukses Makmur	2,047,400	1,285
Kalbe Farma	24,017,482	3,078
Link Net	5,095,005	1,902
Malindo Feedmill	3,961,500	275
Matahari Department Store	1,779,900	1,334
Matahari Putra Prima *	8,219,500	410
Media Nusantara Citra	9,076,700	1,014
Pakuwon Jati	90,405,303	4,540
Pan Brothers	17,184,600	592
Surya Citra Media	17,261,000	2,859
Telekomunikasi Indonesia Persero	9,964,900	3,503
Telekomunikasi Indonesia Persero ADR	90,632	3,201
Ultrajaya Milk Industry & Trading	31,400,000	2,812

		39,018

Ireland — 0.0%
Commercial Bank of Ceylon	713,330	637

Italy — 0.1%
Maire Tecnimont	179,842	1,089

Ivory Coast — 0.1%
Societe Generale de Banques en Cote d’Ivoire	6,988	150
Sonatel	32,578	1,399

		1,549

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR *	720,960	7,210
KazMunaiGas Exploration Production JSC GDR	127,460	1,287

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KCell JSC GDR	270,676	$1,110

		9,607

Kenya — 0.5%
ARM Cement *	10	–
East African Breweries	167,963	425
Equity Group Holdings	8,139,706	3,464
Safaricom	6,495,610	1,611

		5,500

Luxembourg — 0.4%
Hoa Phat Group JSC	383,291	585
National Commercial Bank *	269,641	3,750

		4,335

Malaysia — 1.3%
AirAsia	2,098,700	1,635
CIMB Group Holdings	1,887,000	3,134
Gamuda	1,993,100	2,491
IHH Healthcare	2,505,072	3,512
Kuala Lumpur Kepong	63,500	365
Malayan Banking	741,000	1,643
Tenaga Nasional	804,600	2,690

		15,470

Mauritius — 0.2%
MCB Group	244,290	2,013

Mexico — 1.9%
Alfa, Cl A	821,700	1,152
Arca Continental	157,500	1,153
Banregio Grupo Financiero	492,473	3,196
Becle *	1,671,535	2,948
Fomento Economico Mexicano	100,900	1,014
Gentera	531,000	820
Gruma, Ser B, Cl B	122,040	1,796
Grupo Aeroportuario del Centro Norte, Cl B	268,098	1,627
Grupo Aeroportuario del Sureste ADR	11,587	2,360
Grupo Aeroportuario del Sureste, Ser B, Cl B	23,590	482
Grupo Financiero Santander Mexico, Cl B	181,900	375
Grupo Lala, Cl B	663,147	1,181
Grupo Mexico, Ser B	340,500	1,127
Kimberly-Clark de Mexico, Cl A	207,800	410
Wal-Mart de Mexico	1,115,190	2,722

		22,363

Morocco — 0.3%
Attijariwafa Bank	48,430	2,317
Label Vie	5,000	811

		3,128

Nigeria — 0.4%
Guaranty Trust Bank	8,078,095	883
Presco	1,618,660	309
SEPLAT Petroleum Development *	734,571	1,005

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zenith Bank	36,830,340	$2,363

		4,560

Norway — 0.1%
B2Holding	574,603	1,300

Oman — 0.1%
Bank Muscat	1,209,907	1,219

Pakistan — 0.5%
Bank Alfalah *	3,361,030	1,283
DG Khan Cement	216,860	320
Engro Fertilizers	5,298,674	2,916
Habib Bank	268,000	453
United Bank	625,780	1,107

		6,079

Panama — 0.6%
Avianca Holdings ADR	366,415	2,774
Copa Holdings, Cl A	34,781	4,315

		7,089

Peru — 1.7%
Alicorp SAA	757,698	2,045
Cementos Pacasmayo SAA	651,178	1,607
Cia de Minas Buenaventura SAA ADR	313,374	4,209
Credicorp	53,295	10,810
Ferreycorp SAA	1,298,960	770
InRetail Peru (A)	27,646	506

		19,947

Philippines — 3.5%
Alliance Global Group *	9,600,000	2,608
Ayala	243,000	4,369
Ayala Land	2,395,300	1,966
BDO Unibank	2,525,185	6,272
Bloomberry Resorts *	12,374,743	2,713
Cosco Capital	6,542,000	1,002
East West Banking	2,247,000	1,335
Emperador	7,944,500	1,090
Megawide Construction *	6,590,000	2,254
PLDT	52,900	1,788
PNOC Energy Development	5,939,200	787
Puregold Price Club	1,968,303	1,848
Robinsons Land	8,445,300	3,829
Robinsons Retail Holdings	1,826,070	3,239
San Miguel	326,928	639
Security Bank	787,340	3,847
Universal Robina	872,054	2,490
Xurpas	4,020,000	455

		42,531

Poland — 1.3%
Bank Millennium	1,019,565	2,126
Dino Polska *(A)	28,387	469
Energa	467,642	1,785

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eurocash	398,442	$4,364
getBACK *	172,297	1,128
KRUK	15,213	1,451
PGE	215,541	861
Polski Koncern Naftowy ORLEN	82,100	2,709
Powszechny Zaklad Ubezpieczen	92,550	1,256

		16,149

Qatar — 0.2%
Barwa Real Estate	90,516	789
Qatar National Bank SAQ	13,118	471
Qatar Navigation QSC	68,560	1,205

		2,465

Romania — 0.6%
Banca Transilvania	11,277,448	6,688
BRD-Groupe Societe Generale	284,465	962

		7,650

Russia — 2.3%
Gazprom PJSC ADR	400,250	1,597
Lukoil PJSC ADR	122,197	6,141
Mobile Telesystems ADR	126,700	1,266
PhosAgro PJSC GDR	46,259	643
Rosneft Oil PJSC GDR	168,562	876
Sberbank of Russia PJSC ADR	626,157	8,541
X5 Retail Group GDR *	34,545	1,409
Yandex, Cl A *	260,172	7,808

		28,281

Saudi Arabia — 0.3%
HSBC Bank Savola Group *	248,180	3,068

South Africa — 2.1%
Barclays Africa Group	91,564	1,045
Barloworld	154,973	1,532
Bidvest Group	36,296	479
Clicks Group	224,187	2,567
Exxaro Resources	137,973	1,389
FirstRand	995,527	4,253
Foschini Group	31,208	368
Liberty Holdings	121,898	972
Mediclinic International	98,345	967
MMI Holdings	880,515	1,410
Mondi	41,199	1,124
Naspers, Cl N	3,666	829
Nedbank Group	42,801	724
Pick n Pay Stores	269,551	1,327
Sibanye Gold	219,095	350
SPAR Group	71,709	933
Standard Bank Group	134,196	1,729
Telkom	223,928	1,081
Truworths International	161,374	1,031

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodacom Group	72,096	$1,007

		25,117

South Korea — 8.1%
Amorepacific	11,398	2,911
BNK Financial Group	102,502	896
Cosmecca Korea *	12,837	696
Coway	16,906	1,481
Dongbu Insurance	25,877	1,726
Douzone Bizon	73,175	2,145
E-MART	7,040	1,399
Hana Financial Group	87,765	3,814
Hana Tour Service	11,738	886
Hanwha	27,511	1,199
Hanwha Techwin	14,143	487
Hotel Shilla	25,385	1,394
Hugel *	5,246	2,698
Hyosung	26,875	3,778
Hyundai Marine & Fire Insurance	106,174	4,350
Hyundai Motor	7,717	962
Jusung Engineering *	155,103	2,242
Kangwon Land	17,488	535
KB Financial Group	83,193	4,087
Kia Motors	108,754	3,419
Korea Electric Power	25,867	984
Korea Electric Power ADR	163,900	3,171
KT&G	15,508	1,575
LG	28,257	2,105
LG Display ADR	106,500	1,488
Mando	7,351	1,561
Medy-Tox	3,051	1,540
Meritz Securities	319,218	1,366
Nasmedia	47,592	2,131
NCSoft	4,931	1,681
POSCO ADR	30,500	2,306
Samsung Biologics *(A)	9,432	2,367
Samsung Electronics	7,513	15,431
SFA Engineering	33,094	1,111
SK Hynix	99,392	6,047
SK Innovation	8,532	1,426
SK Materials	12,892	2,088
SK Telecom	20,285	4,560
SKCKOLONPI	90,405	2,654
Tera Semicon	19,103	534
Tokai Carbon Korea	21,099	977

		98,208

Switzerland — 0.9%
Wizz Air Holdings *(A)	283,076	10,742

Taiwan — 9.9%
Airtac International Group	163,630	2,275
Asustek Computer	117,000	969

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bizlink Holding	74,000	$645
Catcher Technology	119,000	1,514
Chailease Holding	444,000	1,209
Chroma ATE	634,000	2,174
Compal Electronics	3,285,000	2,362
Compeq Manufacturing	1,499,000	1,617
CTBC Financial Holding	2,861,000	1,853
Cub Elecparts	118,000	1,447
E Ink Holdings	1,953,000	2,815
Eclat Textile	198,214	2,430
FLEXium Interconnect	424,884	1,880
Foxsemicon Integrated Technology	238,350	1,927
Fubon Financial Holding	789,000	1,268
General Interface Solution Holding	238,000	2,851
Global PMX	342,000	1,944
Gourmet Master	211,145	2,505
Hiwin Technologies	300,900	2,667
Hon Hai Precision Industry	3,846,375	14,976
Inventec	3,455,000	2,742
King’s Town Bank	1,724,000	1,819
KS Terminals	337,000	690
Lite-On Technology	1,418,769	2,099
Macauto Industrial	106,452	616
Merry Electronics	424,000	3,330
Microelectronics Technology	727,000	873
Micro-Star International	408,000	929
Nanya Technology	1,010,000	2,165
Nien Made Enterprise *	139,000	1,495
PChome Online	435,652	2,598
Pegatron	1,558,000	4,904
Phison Electronics	162,000	2,185
Powertech Technology	1,079,000	3,275
Sercomm	169,000	445
Taiwan Semiconductor Manufacturing	1,029,000	7,382
Taiwan Semiconductor Manufacturing ADR	628,019	23,218
Wistron	1,303,205	1,231
Wistron NeWeb	326,426	982
Wowprime	215,000	1,293
WPG Holdings	1,586,000	2,065
WT Microelectronics	272,000	454
Yuanta Financial Holding	3,279,000	1,423

		119,541

Thailand — 2.9%
Charoen Pokphand Foods	2,801,000	2,299
CP ALL	834,100	1,557
IRPC	9,895,000	1,773
Kiatnakin Bank	923,400	1,954
Krung Thai Bank	3,488,100	1,964
Krungthai Card	364,300	1,306
Land & Houses NVDR	8,926,735	2,608
Minor International NVDR	2,659,636	3,184

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

`COMMON STOCK (continued)
PTT	546,700	$6,569
PTT Global Chemical	696,800	1,605
Sansiri	11,458,600	718
Thai Oil	1,700,900	4,828
Thanachart Capital	1,167,100	1,643
Tisco Financial Group	235,300	530
Workpoint Entertainment	893,200	1,977

		34,515

Turkey — 1.7%
Anadolu Efes Biracilik Ve Malt Sanayii	185,738	1,140
Arcelik	455,427	3,166
BIM Birlesik Magazalar	17,084	379
Eregli Demir ve Celik Fabrikalari	476,179	1,134
Ford Otomotiv Sanayi	63,933	880
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	1,521,883	1,049
Pegasus Hava Tasimaciligi *	123,042	999
TAV Havalimanlari Holding	175,848	1,081
Tekfen Holding	737,123	2,735
Turkcell Iletisim Hizmetleri	195,414	748
Turkiye Garanti Bankasi	139,000	432
Turkiye Halk Bankasi	519,982	2,232
Turkiye Sise ve Cam Fabrikalari	1,435,335	1,846
Turkiye Vakiflar Bankasi Tao, Cl D	1,062,305	2,215

		20,036

Ukraine — 0.1%
MHP GDR	70,521	797

United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	199,666	397
Aldar Properties PJSC	5,370,622	3,381
DAMAC Properties Dubai PJSC	1,475,021	1,622
Dubai Investments PJSC	840,215	534
Dubai Islamic Bank	2,783,422	4,634
Emaar Properties PJSC	3,661,420	8,491
Emirates NBD PJSC	300,000	695
First Abu Dhabi Bank PJSC	522,923	1,481
NMC Health	224,536	7,855
Ras Al Khaimah Ceramics	1,309,459	901

		29,991

United Kingdom — 1.9%
Georgia Healthcare Group *(A)	121,360	555
Globaltrans Investment GDR	337,165	3,422
HSBC	132,819	3,401
KAZ Minerals *	607,427	6,579
MHP GDR	93,939	1,061
RusHydro PJSC ADR	451,091	638
TBC Bank Group	186,170	4,044
Tullow Oil *	1,642,921	3,305

		23,005

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 1.3%
China Biologic Products Holdings *	37,452	$3,652
Globant *	80,081	3,114
Luxoft Holding, Cl A *	60,598	3,069
PriceSmart	44,378	3,606
Star Bulk Carriers *	77,431	883
Universal Display	11,131	1,415

		15,739

Vietnam — 0.6%
FPT	42,918	91
Hoa Phat Group JSC *	226,100	349
Military Commercial Joint Stock Bank	1,087,000	1,136
Vietnam Dairy Products JSC	204,190	1,333
Vietnam National Petroleum Group	859,780	2,527
Vietnam Prosperity JSC Bank *	1,141,500	1,823
Vingroup JSC *	270,600	583

		7,842

Total Common Stock (Cost $870,718) ($ Thousands)		1,070,255

	Number of Participation Notes
PARTICIPATION NOTES — 5.1%

Cayman Islands — 0.2%
Hemas Holdings, Expires 11/16/2018	688,148	582
Tokyo Cement Lanka, Expires 11/16/2018	91,338	43
Vietnam Dairy Products JSC, Expires 10/31/2018	289,077	1,887

		2,512

Chile — 0.3%
SACI Falabella, Expires 11/07/2018	298,427	3,004

China — 0.1%
Huangshan Tourism Development, Expires 11/06/2020	632,724	1,570

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018	22,810	256
Cemex Latam Holdings, Expires 10/31/2018	199,176	763
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018	1,784,970	335

		1,354

Egypt — 0.2%
Emaar Misr for Development SAE, Expires 05/02/2018	8,585,143	1,380
Palm Hills Developments SAE, Expires 05/02/2018	9,418,487	1,513

		2,893

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

India — 1.4%
Adani Tran, Expires 06/24/2020	1,086,515	$2,138
Bharat Financial Inclusion, Expires 11/05/2018	31,364	432
Jamna Auto, Expires 06/17/2021	412,947	1,581
KEC International, Expires 05/21/2018	592,717	2,888
LIC Housing Finance, Expires 03/08/2019	111,906	1,180
PVR, Expires 06/19/2020	96,797	1,981
SKS Microfinance, Expires 11/05/2018	52,921	728
VIP Industrials, Expires 12/17/2019	672,296	2,362
Voltas, Expires 05/28/2020	396,170	3,225

		16,515

Kuwait — 0.3%
Mabanee SAK, Expires 08/05/2019	434,083	1,137
National Bank of Kuwait SAKP, Expires 11/20/2018	1,164,742	2,845

		3,982

Pakistan — 0.3%
DG Khan Cement, Expires 02/08/2018	14,310	21
United Bank, Expires 03/29/2019	2,022,043	3,578

		3,599

Saudi Arabia — 0.3%
Mouwasat Medical Services, Expires 09/20/2017	11,000	470
Mouwasat Medical Services, Expires 09/20/2017	59,887	2,573

		3,043

Sri Lanka — 0.3%
Hatton National Bank, Expires 08/16/2018	891,142	1,342
John Keells Holdings, Expires 07/05/2019	1,603,335	1,696

		3,038

Turkey — 0.1%
Turkiye Garanti Bankasi, Expires 11/30/2017	486,183	1,496

United States — 0.9%
CitiGroup Global, Expires 04/16/2018	60,771	149
CitiGroup Global, Expires 04/30/2018	2,011,051	4,926
East African Breweries, Expires 10/31/2017	787,144	1,989
FPT, Expires 09/10/2018	1,777,992	3,755

		10,819

Vietnam — 0.6%
Hoa Phat Group, Expires 07/24/2018	1,916,455	2,925
Military Commercial Joint Stock Bank, Expires 04/20/2017	1,241,044	1,297

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Military Commercial Joint Stock Bank, Expires 02/12/2018	2,398,544	$2,481
Mobile World Investment, Expires 08/15/2017	187,140	892

		7,595

Total Participation Notes (Cost $52,895) ($ Thousands)		61,420

	Shares

EXCHANGE TRADED FUNDS — 4.9%

United States — 4.9%
iShares Core MSCI Emerging Markets ETF	24,150	1,304
iShares MSCI Emerging Markets Index Fund	1,303,422	58,433

Total Exchange Traded Funds (Cost $57,186) ($ Thousands)		59,737

PREFERRED STOCK — 2.4%
Brazil — 1.5%
Banco Bradesco	161,108	1,718
Braskem	191,000	2,300
Cia Energetica de Minas Gerais	234,000	623
Cia Paranaense de Energia	44,000	402
Itau Unibanco Holding	23,800	305
Itausa - Investimentos Itau	2,051,790	6,625
Metalurgica Gerdau *	669,200	1,204
Suzano Papel e Celulose, Cl A	606,162	3,360
Telefonica Brasil	120,400	1,857

		18,394

Colombia — 0.4%
Banco Davivienda	403,031	4,516
Bancolombia	30,428	347

		4,863

South Korea — 0.5%
LG Chemical	5,801	1,353
Samsung Electronics	2,695	4,505

		5,858

Total Preferred Stock (Cost $22,362) ($ Thousands)		29,115

	Number of Rights

RIGHTS — 0.0%
Morocco — 0.0%
Label Vie, Expires 09/29/2017 *	5,000	9

Total Rights (Cost $—) ($ Thousands)		9

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	8,316,602	$8,317

Total Cash Equivalent (Cost $8,317) ($ Thousands)		8,317

Total Investments in Securities — 101.9% (Cost $1,011,478) ($ Thousands) @		$1,228,853

Percentages are based on Net Assets of $1,205,600 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $21,626 ($ Thousands), representing 1.8% of the Net Assets of the Fund.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,003,044 ($ Thousands), and the unrealized appreciation and depreciation were $257,128 ($ Thousands) and ($31,319) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,069,459	$796	$–	$1,070,255
Participation Notes	25,673	35,747	–	61,420
Exchange Traded Funds	59,737	–	–	59,737
Preferred Stock	29,115	–	–	29,115
Right	9	–	–	9
Cash Equivalent	8,317	–	–	8,317

Total Investments in Securities	$1,192,310	$36,543	$–	$1,228,853

For the period ended August 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2017 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 8,465	$ 31,640	$ (31,788)	$ 8,317	$ 15

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.7%

Agency Mortgage-Backed Obligations — 4.1%
FHLMC ARM
4.012%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$1,869	$2,017
3.238%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.250%, 06/01/2035	1,611	1,701
2.895%, VAR ICE LIBOR USD 6 Month+1.520%, 10/01/2035	771	796
FHLMC CMO, Ser 2007-3311, Cl FN
1.527%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	604	601
FHLMC CMO, Ser 2010-3721, Cl FB
1.727%, VAR LIBOR USD 1 Month+0.500%, 09/15/2040	2,014	2,024
FHLMC CMO, Ser 2011-3891, Cl BF
1.777%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	1,392	1,406
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	251	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
1.349%, 02/25/2020	255	256
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.256%, 11/25/2020 (A)	108,858	799
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.524%, 01/25/2022 (A)	14,320	693
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.442%, 02/25/2023 (A)	151,806	2,154
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.022%, 05/25/2018 (A)	28,482	244
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.593%, 01/25/2019 (A)	80,961	1,280
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.741%, 05/25/2019 (A)	29,196	670
FHLMC REMIC, Ser 2007-3335, Cl BF
1.377%, VAR LIBOR USD 1 Month+0.150%, 07/15/2019	65	65
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	447	472
FNMA
6.000%, 09/01/2039 to 04/01/2040	813	922
4.500%, 10/01/2024	1,362	1,433
3.000%, 05/01/2022 to 12/01/2030	3,336	3,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
3.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	$352	$372
3.488%, VAR ICE LIBOR USD 12 Month+1.710%, 05/01/2035	978	1,031
3.470%, VAR ICE LIBOR USD 12 Month+1.666%, 06/01/2035	616	648
3.384%, VAR ICE LIBOR USD 12 Month+1.634%, 04/01/2033	287	305
3.314%, VAR ICE LIBOR USD 12 Month+1.490%, 06/01/2035	403	422
3.300%, VAR ICE LIBOR USD 12 Month+1.800%, 10/01/2033	228	238
3.280%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	391	415
3.145%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	1,639	1,714
3.130%, VAR ICE LIBOR USD 12 Month+1.568%, 01/01/2034	344	362
3.096%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	259	275
3.027%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	644	680
3.021%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.357%, 04/01/2034	1,062	1,126
2.972%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.246%, 10/01/2024	124	133
2.962%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.196%, 05/01/2035	600	632
2.914%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.201%, 07/01/2036	1,436	1,512
2.912%, VAR ICE LIBOR USD 6 Month+1.574%, 07/01/2034	881	912
2.888%, VAR ICE LIBOR USD 6 Month+1.578%, 07/01/2034	448	464
2.867%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.238%, 08/01/2034	1,165	1,230
2.810%, VAR ICE LIBOR USD 6 Month+1.685%, 09/01/2033	524	543
2.776%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	1,000	1,041
2.762%, VAR ICE LIBOR USD 6 Month+1.453%, 02/01/2035	891	917
2.712%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.147%, 10/01/2033	662	695
2.467%, VAR ICE LIBOR USD 6 Month+1.437%, 03/01/2035	1,390	1,431

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-92, Cl UF
1.582%, VAR LIBOR USD 1 Month+0.350%, 10/25/2025	$1,239	$1,238
FNMA CMO, Ser 2010-87, Cl PF
1.632%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,682	1,687
FNMA CMO, Ser 2011-63, Cl FG
1.684%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	1,297	1,299
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	471	473
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	1,973	1,978
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	9,174	904
FNMA CMO, Ser 2013-96, Cl FW
1.634%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	1,349	1,352
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	739	133
FNMA TBA
3.500%, 09/01/2040	1,150	1,200
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/2044 (A)(B)	750	763
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.301%, 09/25/2044 (A)(B)	595	604
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.169%, 11/25/2044 (A)(B)	600	610
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.821%, 03/25/2045 (A)(B)	47	47
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 10/25/2047 (A)(B)	230	230
GNMA ARM
2.694%, VAR LIBOR USD 1 Month+1.695%, 12/20/2060	2,639	2,737
2.470%,VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.410%, 09/20/2060 to 11/20/2060	2,429	2,483
2.205%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.134%, 11/20/2060	2,104	2,144
2.059%, VAR LIBOR USD 1 Month+1.062%, 12/20/2060	2,657	2,709
GNMA CMO, Ser 2002-66, Cl FC
1.628%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	919	923
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	950	957

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
1.576%, VAR LIBOR USD 1 Month+0.350%, 12/07/2020	$3,710	$3,713
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.673%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	4,254	4,261
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
1.693%, VAR LIBOR USD 1 Month+0.470%, 11/05/2020	5,116	5,126
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.783%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	368	370
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.783%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	5,909	5,921
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.673%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	3,007	3,011
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.623%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	3,678	3,679
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
1.624%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	3,400	3,401
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
1.603%, VAR LIBOR USD 1 Month+0.380%, 03/06/2020	45	45

		92,349

Non-Agency Mortgage-Backed Obligations — 27.6%
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.114%, 06/25/2035 (A)	257	243
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.949%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	954	957
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	398	398
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	140	141

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.759%, VAR LIBOR USD 1 Month+2.600%, 09/15/2026 (B)	$2,180	$2,181
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.127%, VAR LIBOR USD 1 Month+1.900%, 06/15/2028 (B)	2,500	2,488
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.838%, 09/27/2044 (A)(B)	800	787
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.266%, 02/10/2051 (A)	2,080	2,079
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (A)	2,810	2,821
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl A1A
6.222%, 02/10/2051 (A)	1,712	1,719
Banc of America Funding, Ser 2004-C, Cl 2A2
3.860%, 12/20/2034 (A)	420	417
Banc of America Funding, Ser 2005-F, Cl 4A1
3.331%, 09/20/2035 (A)	130	120
Banc of America Funding, Ser 2006-D, Cl 3A1
3.510%, 05/20/2036 (A)	90	83
Banc of America Funding, Ser 2006-I, Cl 1A1
3.193%, 12/20/2036 (A)	4,924	4,975
Banc of America Funding, Ser 2010-R5, Cl 4A3
3.211%, 08/26/2036 (A)(B)	1,912	1,902
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.427%, 02/25/2035 (A)	49	48
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.518%, 12/25/2033 (A)	1,452	1,443
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.589%, 02/25/2034 (A)	2,162	2,157
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.732%, 04/25/2034 (A)	951	960
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.692%, 05/25/2034 (A)	1,113	1,122
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.769%, 01/25/2035 (A)	494	502
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
2.104%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	1,510	1,445

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
1.594%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	$6,732	$6,578
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
1.664%, VAR LIBOR USD 1 Month+0.645%, 08/25/2034 (B)	2,009	1,958
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.604%, VAR LIBOR USD 1 Month+0.370%, 01/25/2035 (B)	2,635	2,533
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
2.234%, VAR LIBOR USD 1 Month+1.000%, 01/25/2035 (B)	314	308
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
1.584%, VAR LIBOR USD 1 Month+0.350%, 04/25/2035 (B)	2,245	2,122
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A2
1.514%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	2,104	1,984
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
1.464%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	1,054	992
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	3,717	3,790
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
2.257%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	5,000
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.077%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	1,000
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.175%, 12/25/2033 (A)	2,447	2,459
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.469%, 08/25/2034 (A)	3,435	3,534
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.486%, 01/25/2034 (A)	4,416	4,456
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	2,350	2,360
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.305%, 04/25/2034 (A)	517	519
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.208%, 05/25/2034 (A)	860	860
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.513%, 07/25/2034 (A)	2,164	2,187

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.909%, 07/25/2034 (A)	$2,289	$2,275
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.632%, 11/25/2034 (A)	2,028	2,042
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.920%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.450%, 03/25/2035	2,394	2,417
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
3.636%, VAR ICE LIBOR USD 12 Month+1.950%, 03/25/2035	2,121	2,142
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.820%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.150%, 08/25/2035	4,466	4,446
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	3,632	3,689
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042	2,550	2,629
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl A4
5.700%, 06/11/2050	3,788	3,792
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	1,262	1,279
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
1.532%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	28	60
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
3.001%, VAR LIBOR USD 1 Month+1.950%, 07/05/2033 (B)	2,000	2,010
BX Trust, Ser 2017-APPL, Cl B
2.400%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (B)	5,000	5,000
BX Trust, Ser 2017-SLCT, Cl C
2.650%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	5,000	4,979
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
4.076%, VAR LIBOR USD 1 Month+2.850%, 05/15/2029 (B)	5,800	5,811
CD Mortgage Trust, Ser 2007-CD5, Cl C
6.555%, 11/15/2044 (A)	1,000	1,010
CD Mortgage Trust, Ser 2007-CD5, Cl AJ
6.555%, 11/15/2044 (A)	2,000	2,000
CGDB Commercial Mortgage Trust, Ser 2017- BI0, Cl D
2.750%, 05/15/2030	1,000	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser 2017- BIOC, Cl D
2.850%, VAR LIBOR USD 1 Month+1.600%, 07/15/2028 (B)	$2,500	$2,492
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.224%, 12/25/2035 (A)	1,113	1,090
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.601%, 02/25/2037 (A)	824	827
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.476%, 02/25/2037 (A)	949	946
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.265%, 07/25/2037 (A)	1,405	1,426
CHL Mortgage Pass-Through Trust, Ser 2003- 46, Cl 2A1
3.304%, 01/19/2034 (A)	2,011	2,004
CHL Mortgage Pass-Through Trust, Ser 2004- 11, Cl 2A1
3.155%, 07/25/2034 (A)	1,497	1,499
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	108	110
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	42	43
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl G
5.387%, 10/15/2041 (A)(B)	2,000	2,104
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.176%, 12/10/2049 (A)	97	97
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl C
3.518%, 05/10/2035 (A)(B)	3,280	3,357
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
3.213%, 05/25/2035 (A)	1,835	1,890
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.370%, 04/25/2037 (A)	668	603
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
3.434%, 11/25/2038 (A)(B)	452	454
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
1.482%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	1,226	1,191

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CLNS Trust, Ser 2017-IKPR, Cl C
2.329%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (B)	$4,000	$3,985
Cold Storage Trust, Ser 2017-ICE3, Cl D
3.327%, VAR LIBOR USD 1 Month+2.100%, 04/15/2036 (B)	4,897	4,950
Cold Storage Trust, Ser 2017-ICE3, Cl A
2.227%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (B)	11,000	11,028
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	475	483
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	825	838
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	178	178
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	483	496
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	1,685	1,706
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	2,786	2,821
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	69	69
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.904%, 08/10/2046 (A)	46,713	1,507
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,325	1,343
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.639%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (B)	2,000	1,972
COMM Mortgage Trust, Ser 2014-TWC, Cl D
3.474%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (B)	3,435	3,449
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.074%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	5,000	5,011
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.947%, 10/15/2018	3,000	3,014
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.816%, 02/10/2047 (A)	35,781	1,046
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.538%, 09/15/2039 (A)	1,669	1,698
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.310%, 02/15/2041 (A)(B)	3,000	3,030
Credit Suisse First Boston Mortgage Securities,
Ser 2004-AR8, Cl 6A1 3.306%, 09/25/2034 (A)	1,325	1,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	$533	$549
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
1.534%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	3,037	2,925
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.471%, 06/25/2034 (A)	5,108	5,200
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
2.226%, 06/15/2034	1,100	1,098
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.130%, 07/10/2044 (A)(B)	25,877	786
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	181	181
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	351	351
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
1.772%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	2,454	2,421
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.167%, 06/27/2037 (A)(B)	2,078	2,107
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
2.051%, VAR ICE LIBOR USD 1 Month+0.820%, 09/19/2044	–	–
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
2.071%, VAR ICE LIBOR USD 1 Month+0.840%, 09/19/2044	727	712
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
1.726%, VAR LIBOR USD 1 Month+0.500%, 11/29/2037 (B)	443	442
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.632%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	204	207
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.882%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	1,292	1,311
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.384%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	3,305	3,534

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.632%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	$168	$168
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.034%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	725	784
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.684%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	497	499
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M1
2.482%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2028	935	936
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.332%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2028	1,413	1,416
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
2.032%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	2,652	2,652
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
2.982%, VAR ICE LIBOR USD 1 Month+1.750%, 09/25/2028	1,515	1,521
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
2.432%, VAR ICE LIBOR USD 1 Month+1.200%, 11/25/2028	1,650	1,654
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.434%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	2,226	2,251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.434%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,929	3,969
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.432%, 04/25/2029	7,120	7,179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.034%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	2,469	2,478
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
3.221%, 05/25/2035 (A)	254	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
2.182%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$147	$148
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
2.182%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	30	30
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
2.432%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	678	679
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 2M1
2.432%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	203	203
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 1M2
6.134%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	3,360	3,811
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
2.832%, VAR ICE LIBOR USD 1 Month+1.600%, 04/25/2028	199	200
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
3.184%, VAR ICE LIBOR USD 1 Month+1.950%, 08/25/2028	3,443	3,482
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
3.232%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2028	2,820	2,873
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
2.684%, VAR ICE LIBOR USD 1 Month+1.450%, 01/25/2029	3,603	3,643
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.582%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	3,178	3,199
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.532%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	4,759	4,812
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
2.534%, VAR ICE LIBOR USD 1 Month+1.300%, 05/25/2029	3,589	3,611
FNMA Connecticut Avenue Securities, Ser 2017- C01, Cl 1M1
2.534%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	3,853	3,886

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017- C02, Cl 2M1
2.384%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	$4,520	$4,559
FNMA Connecticut Avenue Securities, Ser 2017- C03, Cl 1M1
2.184%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	4,621	4,632
FNMA Connecticut Avenue Securities, Ser 2017- C04, Cl 2M1
2.084%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	4,897	4,916
FNMA Connecticut Avenue Securities, Ser 2017- C05, Cl 1M1
1.784%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	2,417	2,414
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl CFX
3.495%, 12/15/2034 (A)(B)	3,182	3,247
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl AFL1
2.459%, VAR LIBOR USD 1 Month+1.300%, 12/15/2034 (B)	1,257	1,259
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/2049 (A)	475	475
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.655%, 12/19/2033 (A)	594	588
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	12	12
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.133%, 12/10/2043 (A)(B)	35,458	146
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.676%, 03/10/2044 (A)(B)	26,749	503
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	4	4
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	3	3
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
2.520%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,750
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
1.920%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.498%, 01/25/2035 (A)	$229	$226
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.517%, 04/25/2035 (A)	697	694
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.248%, 09/25/2035 (A)	638	642
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.384%, 01/25/2036 (A)	1,477	1,479
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.640%, 08/19/2034 (A)	2,559	2,609
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
3.023%, 11/19/2034 (A)	90	89
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
1.568%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,983	2,915
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	3,925
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,632
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
3.777%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (B)	3,435	3,423
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
3.377%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (B)	2,000	2,005
Impac CMB Trust, Ser 2004-10, Cl 4M1
2.132%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	165	138
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.014%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,230	2,182
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.482%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	836	833
IndyMac INDA Mortgage Loan Trust, Ser 2007- AR3, Cl 1A1
3.940%, 07/25/2037 (A)	2,539	2,359
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A2
2.424%, 07/15/2045	2,338	2,349
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (B)	3,785	3,837

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
1.965%, 08/05/2032 (A)(B)	$13,532	$564
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.326%, 02/15/2046 (A)(B)	26,029	522
JPMorgan Chase Commercial Mortgage Securities, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	3,075
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	214	216
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.544%, 06/25/2035 (A)	1,202	1,182
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.544%, 06/25/2035 (A)	1,190	1,170
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.774%, 07/25/2035 (A)	3,373	3,373
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.154%, 11/25/2033 (A)	450	457
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.686%, 07/25/2035 (A)	2,875	2,938
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.717%, 07/25/2035 (A)	685	703
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.430%, 07/25/2035 (A)	1,696	1,744
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.460%, 06/25/2037 (A)	90	88
JPMorgan Mortgage Trust, Ser 2017-2, Cl A6
3.000%, 05/25/2047 (A)(B)	1,998	2,030
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/2047 (A)(B)	3,765	3,870
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
3.346%, 10/26/2035 (A)(B)	726	729
LB-UBS Commercial Mortgage Trust, Ser 2006- C4, Cl E
6.042%, 06/15/2038 (A)	600	600
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl AM
6.114%, 07/15/2040 (A)	891	891
LB-UBS Commercial Mortgage Trust, Ser 2007- C7, Cl A3
5.866%, 09/15/2045 (A)	208	208
LB-UBS Commercial Mortgage Trust, Ser 2007- C7, Cl A1A
5.682%, 09/15/2045 (A)	759	759
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.120%, 04/15/2041 (A)	887	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.232%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (B)	$235	$235
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.291%, 07/25/2035 (A)	87	79
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	2,543	2,660
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	363	365
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
1.926%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	2,054	2,054
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
1.854%, VAR ICE LIBOR USD 1 Month+0.620%, 08/25/2028	39	37
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
1.854%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	1,438	1,404
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.874%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	739	713
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.108%, 12/25/2034 (A)	2,157	2,173
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.250%, 10/25/2035	1,933	1,949
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.976%, 02/25/2035 (A)	5,307	5,415
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.976%, 02/25/2035 (A)	1,102	1,124
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.460%, 07/25/2035 (A)	705	609
MFA rust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	259	260
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4FL
3.339%, VAR LIBOR USD 1 Month+2.110%, 01/11/2043	2,112	2,117

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.508%, 01/11/2043 (A)	$1,404	$1,414
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
2.974%, VAR LIBOR USD 1 Month+1.750%, 08/14/2031 (B)	2,524	2,532
Morgan Stanley Capital I Trust, Ser 2017-PRME, Cl C
2.877%, VAR LIBOR USD 1 Month+1.650%, 02/15/2034 (B)	1,500	1,510
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/2044	1,508	1,510
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	3,429	3,471
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.612%, 11/25/2034 (A)	1,308	1,305
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.295%, 10/25/2034 (A)	2,350	2,345
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
1.502%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2035	639	639
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	23	23
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.401%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (B)	1,100	1,098
MortgageIT Trust, Ser 2005-1, Cl 2A
2.482%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	3,145	3,131
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.150%, 08/15/2034	3,000	3,000
MRFC Mortgage Pass-Through Trust, Ser 2002- TBC2, Cl A
2.086%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	872	838
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (B)	2,457	2,432
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.467%, 09/13/2039 (A)(B)	27,151	877
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	143
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	484	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
2.734%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/2056 (B)	$4,881	$5,004
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	173	177
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.834%, VAR LIBOR USD 1 Month+1.100%, 12/25/2034	3,596	3,588
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A)(B)	1,633	1,656
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.722%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	3,443	3,402
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.502%, VAR 12 Month Treas Avg+0.770%, 04/26/2047 (B)	1,599	1,570
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 02/26/2036 (A)(B)	6,384	6,446
OMPT, Ser 2017-1MKT, Cl D
4.075%, 02/10/2032	1,275	1,318
OMPT, Ser 2017-MKT, Cl C
4.146%, 02/10/2032	1,935	2,037
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
3.477%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	1,032	1,009
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
3.224%, 08/25/2033 (A)	1,560	1,568
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.622%, 10/25/2035 (A)	1,128	1,127
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.659%, 10/25/2035 (A)	1,307	1,308
RALI Trust, Ser 2006-QO10, Cl A1
1.392%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	4,225	3,940
RALI Trust, Ser 2007-QO3, Cl A1
1.394%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	1,133	1,034
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
4.116%, 09/26/2035 (A)(B)	255	256

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.243%, 08/25/2022 (A)	$761	$662
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.028%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,304	1,269
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.928%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	1,581	1,500
Sequoia Mortgage Trust, Ser 2004-3, Cl A
1.898%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	2,560	2,466
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.662%, 06/20/2034 (A)	1,763	1,702
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	1,967	1,978
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	1,321	1,288
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (B)(C)	710	693
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(B)	1,307	1,306
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	5,906	5,893
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.344%, 03/25/2034 (A)	2,022	2,031
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
3.328%, 03/25/2034 (A)	2,065	2,087
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
1.602%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	4,435	4,318
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
3.340%, 02/25/2035 (A)	2,054	2,045
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.378%, 04/25/2035 (A)	1,657	1,618
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
1.891%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,774	1,709
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
1.911%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,365	2,327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.872%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	$1,632	$1,576
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.098%, 04/25/2045 (A)	3,683	3,692
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.036%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,781	1,556
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.494%, 09/25/2037 (A)	4,857	4,890
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	175	177
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	136	138
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	364	363
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	4,619	4,614
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.086%, 05/10/2045 (A)(B)	10,696	839
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A2
1.852%, 08/10/2049	28	28
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	7	7
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
3.684%, VAR LIBOR USD 1 Month+2.450%, 04/25/2046 (B)	2,579	2,607
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.034%, VAR LIBOR USD 1 Month+1.800%, 10/25/2046	1,719	1,737
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
2.484%, 05/25/2047	3,334	3,373
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (B)	3,938	3,942
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl AJ
5.976%, 06/15/2049 (A)	2,920	2,975
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl E
5.576%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (B)	4,000	4,034

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl B
3.277%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (B)	$3,000	$3,015
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.844%, 10/25/2033 (A)	2,444	2,501
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.116%, 08/25/2033 (A)	1,625	1,640
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.800%, 09/25/2033 (A)	2,141	2,179
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.137%, 03/25/2034 (A)	6,922	7,051
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
1.652%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	3,468	3,404
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.942%, 10/25/2034 (A)	1,817	1,822
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
1.974%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	2,364	2,325
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
1.954%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,706	1,693
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.913%, 01/25/2035 (A)	3,424	3,498
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
2.176%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	4,497	4,379
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
1.632%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	2,390	2,342
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	937	971
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	82	83
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.872%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,795	1,782

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
2.034%, VAR ICE LIBOR USD 1 Month+0.800%, 01/25/2045	$890	$893
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
1.552%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	2,313	2,318
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.522%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	2,458	2,459
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.226%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	442	466
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.852%, 12/25/2035 (A)	111	108
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
1.502%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	2,433	2,422
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.502%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	194	188
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.562%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	1,267	1,250
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 1A1A
1.564%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
1.462%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2045	4,676	4,587
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
1.522%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2045	2,605	2,564
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.872%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,747	1,740
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.846%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	2,002	2,004

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.148%, VAR Cost of Funds 11th District of San Fran+1.500%, 10/25/2046	$620	$603
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.898%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	3,212	2,847
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
3.092%, 09/25/2033 (A)	1,531	1,557
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.914%, 11/25/2033 (A)	916	926
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.324%, 05/25/2034 (A)	257	261
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.478%, 07/25/2034 (A)	821	825
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.474%, 08/25/2034 (A)	2,211	2,227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.257%, 08/25/2034 (A)	1,602	1,639
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
3.061%, 09/25/2034 (A)	2,218	2,254
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
3.455%, 09/25/2034 (A)	169	174
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
3.066%, 09/25/2034 (A)	2,507	2,538
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
3.301%, 09/25/2034 (A)	647	659
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.337%, 10/25/2034 (A)	3,515	3,524
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
3.037%, 11/25/2034 (A)	2,822	2,855
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
3.018%, 12/25/2034 (A)	1,028	1,027
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.999%, 12/25/2034 (A)	2,338	2,378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
3.119%, 02/25/2035 (A)	$4,165	$4,237
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
3.199%, 06/25/2035 (A)	767	786
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
3.218%, 06/25/2035 (A)	3,341	3,493
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
3.199%, 06/25/2035 (A)	2,392	2,447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
3.049%, 06/25/2035 (A)	1,309	1,318
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.187%, 06/25/2035 (A)	2,096	2,120
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
3.185%, 02/25/2034 (A)	688	703
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
3.147%, 03/25/2035 (A)	1,147	1,164
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.362%, 03/25/2035 (A)	1,017	1,029
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.302%, 05/25/2035 (A)	171	170
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.291%, 06/25/2035 (A)	1,130	1,151
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.369%, 06/25/2035 (A)	1,157	1,186
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.359%, 06/25/2034 (A)	1,334	1,371
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
2.997%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (B)	1,607	1,605
WFRBS Commercial Mortgage Trust, Ser 2011- C2, Cl XA, IO
0.797%, 02/15/2044 (A)(B)	17,704	377

		616,853

Total Mortgage-Backed Securities (Cost $704,048) ($ Thousands)		709,202

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 29.2%

Automotive — 2.7%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (B)	$720	$725
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (B)	861	861
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	5,091	5,094
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/2019	993	994
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	190	191
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,000	1,001
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	460	460
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.979%, VAR ICE LIBOR USD 1 Month+0.750%, 06/10/2019	264	264
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	1,233	1,232
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	140	140
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	331	330
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	300	300
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	225	225
Capital Auto Receivables Asset Trust, Ser 2015- 1, Cl A3
1.610%, 06/20/2019	487	487
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	761	760
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/2019	1,243	1,243
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	22	22
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	850	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	$2,262	$2,259
CarMax Auto Owner Trust, Ser 2017-2, Cl A2
1.630%, 06/15/2020	2,300	2,302
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
2.226%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (B)	886	892
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	525	527
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.913%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (B)	5,000	5,001
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (B)	11	11
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (B)	915	914
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (B)	158	158
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (B)	660	662
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	327	327
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	3,290	3,300
First Investors Auto Owner Trust, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (B)	7	7
First Investors Auto Owner Trust, Ser 2016-2A, Cl A2
1.870%, 11/15/2021 (B)	1,000	998
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (B)	172	172
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (B)	226	226
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	71	71
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (B)	416	416
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (B)	600	600
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	465
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	168	168

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (B)	$815	$815
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	384	384
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	670	671
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	1,025	1,025
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A2B
1.588%, VAR ICE LIBOR USD 1 Month+0.360%, 02/20/2019	757	758
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
1.624%, VAR ICE LIBOR USD 1 Month+0.400%, 04/10/2028 (B)	85	85
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4
1.310%, 10/15/2020	3,502	3,502
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	396	396
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	456	456
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (B)	265	265
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (B)	700	700
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/2019	1,035	1,034
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	730	729
Nissan Auto Lease Trust, Ser 2015-B, Cl A3
1.540%, 04/16/2018	513	513
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	124	124
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (B)	1,200	1,204
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl D
2.270%, 01/15/2019	2,929	2,930
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl C
2.600%, 11/16/2020	929	933

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	$900	$905
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	600	603
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	108	108
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl A2
1.600%, 03/16/2020	525	525
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (B)	351	350
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	1,161	1,161
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	130	130
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (B)	784	783
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	572	572
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	545	546
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (B)	405	405
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	1,381	1,380
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (B)	2,136	2,134
World Omni Auto Receivables Trust, Ser 2015- B, Cl A2A
0.960%, 07/15/2019	69	69
World Omni Auto Receivables Trust, Ser 2016- B, Cl A2
1.100%, 01/15/2020	342	342

		61,192

Credit Cards — 3.7%

American Express Credit Account Master Trust, Ser 2013-1, Cl A
1.647%, VAR LIBOR USD 1 Month+0.420%, 02/16/2021	310	311

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2014-1, Cl A
1.597%, VAR LIBOR USD 1 Month+0.370%, 12/15/2021	$8,159	$8,194
American Express Credit Account Master Trust, Ser 2017-5, Cl A
1.607%, VAR LIBOR USD 1 Month+0.380%, 02/18/2025	1,500	1,504
BA Credit Card Trust, Ser 2014-A1, Cl A
1.607%, VAR LIBOR USD 1 Month+0.380%, 06/15/2021	4,000	4,017
BA Credit Card Trust, Ser 2015-A1, Cl A
1.557%, VAR LIBOR USD 1 Month+0.330%, 06/15/2020	5,000	5,005
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.877%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (B)	3,100	3,113
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.677%, VAR LIBOR USD 1 Month+0.450%, 07/15/2022	5,250	5,271
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	640
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
2.077%, VAR LIBOR USD 1 Month+0.850%, 06/15/2022	2,000	2,019
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
1.586%, 06/15/2022	4,000	4,016
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	3,000	3,000
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.857%, VAR LIBOR USD 1 Month+0.630%, 02/15/2024	5,000	5,068
CARDS II Trust, Ser 2016-1A, Cl A
1.926%, VAR LIBOR USD 1 Month+0.700%, 07/15/2021 (B)	415	417
Chase Issuance Trust, Ser 2013-A9, Cl A
1.646%, VAR LIBOR USD 1 Month+0.420%, 11/16/2020	5,000	5,020
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	845
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	2,278	2,275

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2008- A2, Cl A2
2.386%, VAR LIBOR USD 1 Month+1.150%, 01/23/2020	$5,000	$5,022
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
1.516%, VAR LIBOR USD 1 Month+0.280%, 05/26/2020	6,915	6,926
Citibank Credit Card Issuance Trust, Ser 2017- A7, Cl A7
1.599%, VAR LIBOR USD 1 Month+0.370%, 08/08/2024	4,000	4,008
Discover Card Execution Note Trust, Ser 2014- A1, Cl A1
1.657%, VAR LIBOR USD 1 Month+0.430%, 07/15/2021	7,750	7,787
Discover Card Execution Note Trust, Ser 2017- A3, Cl A3
1.457%, VAR LIBOR USD 1 Month+0.230%, 10/17/2022	5,000	5,009
Evergreen Credit Card Trust, Ser 2016-1, Cl A
1.947%, VAR LIBOR USD 1 Month+0.720%, 04/15/2020 (B)	1,800	1,806
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,100	1,101

		82,374

Mortgage Related Securities — 3.4%
ABFC Trust, Ser 2002-NC1, Cl M1
2.254%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	4,120	4,118
ABFC Trust, Ser 2005-OPT1, Cl M1
1.694%, VAR ICE LIBOR USD 1 Month+0.460%, 07/25/2035	2,916	2,905
ABFC Trust, Ser 2005-WF1, Cl A2C
1.852%, VAR ICE LIBOR USD 1 Month+0.620%, 12/25/2034	368	368
ABFC Trust, Ser 2005-WF1, Cl M1
1.774%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	3,880	3,833
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
1.672%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	2,505	2,504
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.504%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	964

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.484%, VAR ICE LIBOR USD 1 Month+1.250%, 11/25/2050	$3,826	$3,780
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.134%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,978	2,962
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
1.702%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	1,623	1,622
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W7, Cl M3
2.314%, VAR ICE LIBOR USD 1 Month+1.080%, 05/25/2034	1,677	1,663
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
2.277%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	3,443	3,430
Bear Stearns Second Lien Trust, Ser 2007- SV1A, Cl A2
1.872%, VAR ICE LIBOR USD 1 Month+0.640%, 12/25/2036 (B)	442	438
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
1.332%, VAR ICE LIBOR USD 1 Month+0.100%, 05/25/2037	107	106
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	1,144	1,140
GMACM Home Equity Loan Trust, Ser 2007-HE1, Cl A4
5.952%, 08/25/2037	1,013	1,051
GMACM Home Equity Loan Trust, Ser 2007-HE1, Cl A5
5.705%, 08/25/2037	1,901	1,949
Home Equity Asset Trust, Ser 2004-1, Cl M1
2.179%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	5,349	5,329
Home Equity Asset Trust, Ser 2005-7, Cl M1
1.682%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	4,660	4,639
Home Equity Asset Trust, Ser 2005-8, Cl M1
1.662%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	3,270	3,276
Home Equity Asset Trust, Ser 2006-3, Cl M1
1.622%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	3,860

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
1.662%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	$5,150	$5,152
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
1.602%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,421
Morgan Stanley ABS Capital I Trust, Ser 2004- HE7, Cl M1
2.132%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,949	2,864
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.094%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	3,234	3,200
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
1.742%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	5,000	4,901
RASC Trust, Ser 2005-EMX3, Cl M3
1.694%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	3,000	2,982
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
1.924%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (B)	280	280
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
1.612%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (B)	1,998	1,994
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
1.464%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (B)	1,917	1,897
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
1.824%, VAR ICE LIBOR USD 1 Month+0.590%, 11/25/2035	1,530	1,530

		77,158

Other Asset-Backed Securities — 19.4%

ABFC Trust, Ser 2004-OPT5, Cl M1
2.357%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	112	98
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.912%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	82	81
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
1.492%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	8,100	7,854

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
2.334%, VAR ICE LIBOR USD 1 Month+1.100%, 09/25/2034	$52	$52
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.952%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	234	234
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
1.682%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,914	2,888
Alterna Funding I LLC, Ser 2014-1A, Cl NOTE
1.639%, 02/15/2021 (B)	220	218
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
1.924%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,992	1,989
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
1.682%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,310	3,277
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.732%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,115
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	100	102
AMMC CLO 16, Ser 2017-16A, Cl CR
3.654%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	2,500	2,520
AMMC CLO XII, Ser 2013-12A, Cl C
4.109%, VAR ICE LIBOR USD 3 Month+2.800%, 05/10/2025 (B)	1,500	1,502
AMMC CLO XII, Ser 2013-12A, Cl E
6.309%, VAR ICE LIBOR USD 3 Month+5.000%, 05/10/2025 (B)	1,000	1,008
Apidos CLO XII, Ser 2013-12A, Cl A
2.258%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2025 (B)	450	450
Apidos CLO XVII, Ser 2016-17A, Cl A1R
2.614%, VAR ICE LIBOR USD 3 Month+1.310%, 04/17/2026 (B)	1,000	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ares Enhanced Loan Investment Strategy IR, Ser 2013-IRAR, Cl A1A
2.563%, VAR ICE LIBOR USD 3 Month+1.250%, 07/23/2025 (B)	$4,000	$4,001
Ares XXIX CLO, Ser 2017-1A, Cl A1R
2.494%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	3,425	3,426
Argent Securities, Ser 2006-W2, Cl A2B
1.422%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,259	710
ARL First LLC, Ser 2012-1A, Cl A1
2.976%, VAR ICE LIBOR USD 1 Month+1.750%, 12/15/2042 (B)	1,211	1,215
Atrium X, Ser 2013-10A, Cl B2
2.930%, 07/16/2025 (B)	2,500	2,489
Atrium XI, Ser 2017-11A, Cl BR
2.813%, VAR ICE LIBOR USD 3 Month+1.500%, 10/23/2025 (B)	1,500	1,498
Avery Point IV CLO, Ser 2017-1A, Cl AR
2.414%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	630	632
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
1.644%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	1,365	1,363
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/2041 (B)	2,121	2,135
BlueMountain CLO, Ser 2016-4A, Cl A1R
2.668%, VAR ICE LIBOR USD 3 Month+1.350%, 11/30/2026 (B)	3,500	3,513
BlueMountain CLO, Ser 2017-1A, Cl A1R
2.571%, VAR ICE LIBOR USD 3 Month+1.260%, 04/30/2026 (B)	7,000	7,064
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.474%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	724	706
Bridgeport CLO II, Ser 2007-2A, Cl C
3.517%, VAR ICE LIBOR USD 3 Month+2.250%, 06/18/2021 (B)	750	748
Brookside Mill CLO, Ser 2013-1A, Cl A1
2.454%, VAR ICE LIBOR USD 3 Month+1.150%, 04/17/2025 (B)	4,337	4,344
CAL Funding III, Ser 2017-1A, Cl A
3.620%, 06/25/2042 (B)	2,412	2,442
Canaras Summit CLO, Ser 2007-1A, Cl D
3.517%, VAR ICE LIBOR USD 3 Month+2.250%, 06/19/2021 (B)	1,000	999
Canaras Summit CLO, Ser 2007-1A, Cl E
5.502%, VAR ICE LIBOR USD 3 Month+4.350%, 06/19/2021 (B)	1,500	1,490

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A1
2.454%, VAR ICE LIBOR USD 3 Month+1.150%, 04/18/2025 (B)	$850	$851
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl A1A
2.424%, VAR ICE LIBOR USD 3 Month+1.120%, 07/15/2025 (B)	2,750	2,750
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/17/2025 (B)	10,550	10,597
Catamaran CLO, Ser 2013-1A, Cl C
3.917%, VAR ICE LIBOR USD 3 Month+2.600%, 01/27/2025 (B)	750	750
Cedar Funding VI CLO, Ser 2016-6A, Cl A1
2.777%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/2028 (B)	3,500	3,533
Cent CDO 12, Ser 2006-12A, Cl E
4.717%, VAR ICE LIBOR USD 3 Month+3.400%, 11/18/2020 (B)	750	745
Cent CLO 20, Ser 2017-20A, Cl AR
2.414%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (B)	1,245	1,244
Cent CLO, Ser 2016-22A, Cl A1R
2.722%, VAR ICE LIBOR USD 3 Month+1.410%, 11/07/2026 (B)	3,100	3,113
CIFC Funding, Ser 2013-2A, Cl A3L
3.954%, VAR ICE LIBOR USD 3 Month+2.650%, 04/21/2025 (B)	2,000	2,001
CIFC Funding, Ser 2016-3A, Cl A2R
2.920%, VAR ICE LIBOR USD 3 Month+1.750%, 01/29/2025 (B)	745	745
CIFC Funding, Ser 2017-1A, Cl A1R
2.561%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	500
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M4
1.814%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,670	3,645
Citigroup Mortgage Loan Trust, Ser 2007- WFH2, Cl A4
1.584%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	2,612	2,601
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	151	151
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	412	411
COA Summit CLO, Ser 2014-1A, Cl B
3.956%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/2023 (B)	1,500	1,503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conseco Finance, Ser 1995-6, Cl B1
7.700%, 09/15/2026	$716	$738
Conseco Finance, Ser 1997-3, Cl A5
7.140%, 03/15/2028	38	38
Conseco Finance, Ser 1997-3, Cl A6
7.320%, 03/15/2028	12	13
Conseco Finance, Ser 1997-8, Cl A
6.780%, 10/15/2027	1,177	1,212
CWABS Asset-Backed Certificates Trust, Ser 2004-10, Cl MV3
2.359%, VAR ICE LIBOR USD 1 Month+1.125%, 12/25/2034	4,450	4,498
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
1.692%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	17	17
CWABS Asset-Backed Certificates Trust, Ser 2005-3, Cl MV5
1.904%, VAR ICE LIBOR USD 1 Month+0.670%, 08/25/2035	2,960	2,967
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
1.394%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	3,330	3,246
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
1.367%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,919	2,755
Denali Capital CLO, Ser 13-1A, Cl A2L
3.639%, 04/28/2025	1,250	1,251
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
2.486%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	5,000	5,008
Dryden 30 Senior Loan Fund, Ser 2013-30A, Cl A
2.565%, VAR ICE LIBOR USD 3 Month+1.250%, 11/15/2025 (B)	5,000	5,001
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.384%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (B)	1,595	1,596
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.658%, VAR ICE LIBOR USD 3 Month+1.500%, 04/15/2027 (B)	4,360	4,369
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl A
2.658%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2028 (B)	3,000	3,001

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, Cl A1LR
2.515%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (B)	$5,672	$5,669
Eastland CLO, Ser 2007-1A, Cl A3
1.570%, VAR ICE LIBOR USD 3 Month+0.400%, 05/01/2022 (B)	3,790	3,755
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.967%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	388	389
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
1.999%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,565
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
1.672%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	3,444	3,421
FFMLT Trust, Ser 2005-FF8, Cl M1
1.722%, VAR ICE LIBOR USD 1 Month+0.490%, 09/25/2035	2,431	2,431
Figueroa CLO, Ser 2013-1A, Cl C
4.822%, VAR ICE LIBOR USD 3 Month+3.650%, 03/21/2024 (B)	2,000	1,998
First Franklin Mortgage Loan Trust, Ser 2004- FF11, Cl M2
2.057%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	3,378	3,369
First Franklin Mortgage Loan Trust, Ser 2005- FF3, Cl M4
2.132%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	2,188	2,184
First Franklin Mortgage Loan Trust, Ser 2006- FF1, Cl 2A3
1.474%, VAR ICE LIBOR USD 1 Month+0.240%, 01/25/2036	10	10
First Franklin Mortgage Loan Trust, Ser 2006- FF9, Cl M1
1.482%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	667	185
First Franklin Mortgage Loan Trust, Ser 2006- FFA, Cl A3
1.472%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	213	113
First Franklin Mortgage Loan Trust, Ser 2006- FFB, Cl A2
1.492%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2026	62	36
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	$600	$603
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.756%, VAR LIBOR USD 1 Month+0.530%, 07/15/2020	580	582
Franklin CLO VI, Ser 2007-6A, Cl D
3.561%, VAR ICE LIBOR USD 3 Month+2.250%, 08/09/2019 (B)	2,520	2,531
Gallatin CLO VII, Ser 2014-1A, Cl C
4.204%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/2023 (B)	1,500	1,502
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
1.477%, 05/25/2026 (A)	4,000	3,971
Gleneagles CLO, Ser 2005-1A, Cl D
3.070%, VAR ICE LIBOR USD 3 Month+1.900%, 11/01/2017 (B)	54	53
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (A)	1,385	1,356
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (A)	516	506
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.726%, VAR LIBOR USD 1 Month+0.500%, 05/15/2020 (B)	575	576
Grayson CLO, Ser 2006-1A, Cl A2
1.721%, VAR ICE LIBOR USD 3 Month+0.410%, 11/01/2021 (B)	1,200	1,192
Grayson CLO, Ser 2006-1A, Cl B
2.011%, VAR ICE LIBOR USD 3 Month+0.700%, 11/01/2021 (B)	3,000	2,985
Grayson CLO, Ser 2006-1A, Cl C
2.861%, VAR ICE LIBOR USD 3 Month+1.550%, 11/01/2021 (B)(D)	6,000	5,897
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	116	116
Greenpoint Manufactured Housing, Ser 1999- 5, Cl M1A
8.300%, 10/15/2026 (A)	1,305	1,409
Greenpoint Manufactured Housing, Ser 2000- 4, Cl A3
3.231%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	3,350	3,178
GSAMP Trust, Ser 2005-HE6, Cl M1
1.674%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	214	213

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2005-SEA2, Cl M1
1.754%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (B)	$1,980	$1,956
GSAMP Trust, Ser 2006-HE8, Cl A2C
1.404%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	3,542	3,310
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	1,814	1,798
Home Equity Mortgage Loan Asset-Backed Trust, Ser 2005-C, Cl AII3
1.602%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	1,050	1,049
Home Partners of America Trust, Ser 2017-1, Cl A
2.053%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	990	994
Home Partners of America Trust, Ser 2017-1, Cl B
2.586%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,260
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
1.522%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	534	527
ING Investment Management CLO, Ser 2007- 4A, Cl C
3.513%, VAR ICE LIBOR USD 3 Month+2.200%, 06/14/2022 (B)	1,000	998
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	2,660	2,703
John Deere Owner Trust, Ser 2017-B, Cl A2B
1.334%, VAR ICE LIBOR USD 1 Month+0.110%, 04/15/2020	4,000	4,000
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	146	146
LCM XXV, Ser 2017-25A, Cl A
2.524%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,828
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	571	578
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	78	80
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	169	174
Limerock CLO II, Ser 2017-2A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (B)	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
1.984%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	$1,857	$1,850
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.567%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	300	302
Magnetite VIII, Ser 2016-8A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/15/2026 (B)	850	851
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
1.392%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	688	447
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
1.334%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,836	1,837
Michigan Finance Authority, Ser 2015-1, Cl A1
1.983%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	3,819	3,804
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,014	1,087
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	235	234
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (B)	265	265
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-NC2, Cl M2
1.862%, VAR ICE LIBOR USD 1 Month+0.630%, 03/25/2035	168	168
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
1.879%, VAR ICE LIBOR USD 1 Month+0.645%, 02/25/2035	931	932
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
1.332%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,622	1,528
Morgan Stanley Capital I Trust, Ser 2003-NC4, Cl M2
4.232%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
2.657%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	28	28
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	2,739	2,729

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	$4,163	$4,168
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	103	104
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	72	72
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (B)	292	292
Nationstar Home Equity Loan Trust, Ser 2006- B, Cl AV4
1.512%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	4,343	4,292
Navient Student Loan Trust, Ser 2014-1, Cl A2
1.544%, VAR ICE LIBOR USD 1 Month+0.310%, 03/27/2023	1,237	1,237
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.714%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (B)	304	305
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
1.482%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	3,354	3,345
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	750	748
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
1.622%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,048
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
2.330%, VAR ICE LIBOR USD 3 Month+1.120%, 06/02/2025 (B)	8,553	8,556
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	97	97
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	71	71
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (B)	860	860
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.437%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (B)	725	726
OCP CLO, Ser 2015-8A, Cl A1
2.834%, VAR ICE LIBOR USD 3 Month+1.530%, 04/17/2027 (B)	650	650
OCP CLO, Ser 2016-2A, Cl A1R
2.715%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (B)	690	695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.424%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (B)	$300	$300
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
2.439%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (B)	10,955	11,030
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A1
2.724%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (B)	4,433	4,432
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A2
2.724%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (B)	1,360	1,361
Octagon Loan Funding, Ser 2017-1A, Cl A1R
2.457%, VAR ICE LIBOR USD 3 Month+1.140%, 11/18/2026 (B)	985	985
OFSI Fund V, Ser 2013-5A, Cl A1LA
2.234%, VAR ICE LIBOR USD 3 Month+0.930%, 04/17/2025 (B)	3,894	3,900
OFSI Fund VI, Ser 2014-6A, Cl A1
2.334%, VAR ICE LIBOR USD 3 Month+1.030%, 03/20/2025 (B)	7,000	7,001
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.276%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (B)	2,970	2,971
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-5, Cl A3
1.442%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/2035	280	280
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.732%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	92	91
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
1.332%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	499	317
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	461	474
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	54	55
OZLM XII, Ser 2015-12A, Cl A1
2.761%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (B)	505	508

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
2.177%, VAR ICE LIBOR USD 1 Month+0.945%, 02/25/2035	$1,035	$1,037
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M4
2.312%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	2,300	2,310
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M5
2.357%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,161
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ2, Cl M1
1.862%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/2035	124	124
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
1.894%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	1,844	1,849
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
1.392%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2046	1,305	1,300
PPM Grayhawk CLO, Ser 2007-1A, Cl C
2.704%, VAR ICE LIBOR USD 3 Month+1.400%, 04/18/2021 (B)	1,155	1,151
RAAC Trust, Ser 2005-SP3, Cl M1
1.764%, VAR ICE LIBOR USD 1 Month+0.530%, 12/25/2035	6,500	6,466
RAMP Trust, Ser 2004-RS9, Cl MII1
2.209%, VAR ICE LIBOR USD 1 Month+0.975%, 09/25/2034	1,659	1,625
Rockwall CDO II, Ser 2007-1A, Cl A1LB
1.861%, VAR ICE LIBOR USD 3 Month+0.550%, 08/01/2024 (B)	900	898
SACO I Trust, Ser 2005-GP1, Cl A1
1.351%, VAR ICE LIBOR USD 1 Month+0.180%, 08/25/2030	1,091	1,055
SACO I, Ser 2005-9, Cl A1
1.732%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	420	405
SACO I, Ser 2005-WM3, Cl A1
1.752%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	431	415
Saranac CLO II, Ser 2014-2A, Cl A1A
2.796%, VAR ICE LIBOR USD 3 Month+1.480%, 02/20/2025 (B)	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.887%, 12/25/2033	$84	$84
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
1.384%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	2,467	2,407
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
1.382%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	3,766	2,043
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
1.362%, VAR ICE LIBOR USD 1 Month+0.130%, 05/25/2037	933	727
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	526	526
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	814	814
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (A)(B)	827	825
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	463	463
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	1,317	1,318
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	318	318
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.404%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	696	695
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.434%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	456	454
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,067	1,099
SLM Student Loan Trust, Ser 2008-9, Cl A
2.814%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,103	1,129
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.754%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	435	437
SLM Student Loan Trust, Ser 2013-3, Cl A2
1.532%, VAR ICE LIBOR USD 1 Month+0.300%, 05/26/2020	1,191	1,191

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.732%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2021	$462	$462
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.884%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	2,250	2,266
SLM Student Loan Trust, Ser 2014-1, Cl A2
1.614%, VAR ICE LIBOR USD 1 Month+0.380%, 07/26/2021	1,323	1,324
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	204	207
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.934%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (B)	1,403	1,410
Sofi Professional Loan Program, Ser 2017-C, Cl A1
1.834%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	1,851	1,853
Soundview Home Equity Loan Trust, Ser 2005- 4, Cl M2
1.702%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,328
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (B)	830	824
Stoney Lane Funding I, Ser 2007-1A, Cl A1
1.544%, VAR ICE LIBOR USD 3 Month+0.240%, 04/18/2022 (B)	48	48
Structured Asset Investment Loan Trust, Ser 05-HE3, Cl M1
0.957%, 09/25/2035 (A)	2,870	2,836
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
2.182%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,755	3,628
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
2.234%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,485	3,411
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
2.174%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,844	1,838
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
1.412%, VAR ICE LIBOR USD 1 Month+0.180%, 04/25/2036	1,431	1,399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
1.714%, VAR ICE LIBOR USD 1 Month+0.480%, 07/25/2035	$1,500	$1,494
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
1.542%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	1,727	1,713
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
1.362%, VAR ICE LIBOR USD 1 Month+0.130%, 02/25/2037	4,340	4,275
Symphony CLO V, Ser 2007-5A, Cl A1
1.908%, VAR ICE LIBOR USD 3 Month+0.750%, 01/15/2024 (B)	894	894
TAL Advantage V LLC, Ser 2014-1A, Cl A
3.510%, 02/22/2039 (B)	282	283
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	148	150
Towd Point Mortgage Trust, Ser 2016-5, Cl A1
2.500%, 10/25/2056 (A)(B)	3,543	3,568
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	4,522	4,568
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	3,929	3,973
Towd Point Mortgage Trust, Ser 2017-3, Cl A1
2.750%, 06/25/2057 (A)(B)	2,371	2,400
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	1,160	1,167
Triton Container Finance IV LLC, Ser 2017-2A, Cl A
3.620%, 08/20/2042 (B)	2,083	2,102
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (B)	923	929
Tryon Park CLO, Ser 2013-1A, Cl A2
2.854%, VAR ICE LIBOR USD 3 Month+1.550%, 07/15/2025 (B)	3,100	3,108
Utah State Board of Regents, Ser 2016-1, Cl A
1.984%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	495	496
Venture VIII CDO, Ser 2007-8A, Cl B
1.573%, VAR ICE LIBOR USD 3 Month+0.420%, 07/22/2021 (B)	5,000	4,952
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	6,000	5,981
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (B)	3,000	3,009
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (B)	4,000	4,026
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	261

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.787%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (B)	$635	$635
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (B)	308	310
Voya CLO, Ser 2013-1A, Cl A1
2.298%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/2024 (B)	2,642	2,640
Voya CLO, Ser 2013-1A, Cl C
4.804%, VAR ICE LIBOR USD 3 Month+3.500%, 04/15/2024 (B)	2,000	1,996
Voya CLO, Ser 2013-2A, Cl C
4.814%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2025 (B)	1,000	998
Voya CLO, Ser 2014-3A, Cl A1
2.734%, VAR ICE LIBOR USD 3 Month+1.420%, 07/25/2026 (B)	7,435	7,436
Voya CLO, Ser 2017-2A, Cl A1R
2.554%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,415
Voya CLO, Ser 2017-4A, Cl A2AR
2.754%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (B)	625	624
Wendys Funding LLC, Ser 2015-1A, Cl A2I
3.371%, 06/15/2045 (B)	5,084	5,148
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	1,020	1,022
Westgate Resorts LLC, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	359	362

		433,722

Total Asset-Backed Securities (Cost $645,460) ($ Thousands)		654,446

LOAN PARTICIPATIONS — 27.2%

Aerospace/Defense — 0.5%
DAE Aviation, Term Loan
0.000%, VAR LIBOR+3.750%, 07/07/2022 (E)	2,113	2,118
Sequa Mezzanine Holdings LLC, Initial Loan, 1st Lien
10.314%, VAR LIBOR+9.000%, 04/28/2022	2,136	2,179
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
6.814%, VAR LIBOR+5.500%, 11/28/2021	2,720	2,737
Transdigm, Tranche D Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 06/04/2021	930	931
4.239%, VAR LIBOR+3.000%, 06/04/2021	62	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Transdigm, Tranche F Term Loan, 2nd Lien
3.750%, VAR LIBOR+3.000%, 06/09/2023	$3,426	$3,429

		11,457

Airlines — 0.4%
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.489%, VAR LIBOR+3.250%, 04/28/2022	5,713	5,541
Air Methods Corporation, Initial Term Loan, 1st Lien
4.796%, VAR LIBOR+3.500%, 04/22/2024	4,089	3,972

		9,513

Automotive — 0.1%
American Tire Distributors, Initial Term Loan, 1st Lien
5.484%, VAR LIBOR+4.250%, 09/01/2021	1,867	1,880

Building Materials — 1.4%
American Builders & Contractors Supply, Additional Term B-1 Loan, 1st Lien
3.739%, VAR LIBOR+2.500%, 10/31/2023	6,329	6,335
Ceramtec Acquisition, Term Loan B1
3.952%, VAR LIBOR+2.750%, 08/30/2020	1,785	1,787
Ceramtec Acquisition, Term Loan B2
3.952%, VAR LIBOR+2.750%, 08/30/2020	215	215
Ceramtec Acquisition, Term Loan B3
3.952%, VAR LIBOR+2.750%, 08/30/2020	543	544
Constantia Flexibles, Initial Term Loan
4.296%, VAR LIBOR+3.000%, 04/30/2022	288	288
Constantia Flexibles, Lien 1
4.296%, VAR LIBOR+3.000%, 04/30/2022	1,477	1,477
Fairmount Santrol (fka Fairmount Minerals), New Tranche B-2 Term Loan, 1st Lien
4.796%, VAR LIBOR+3.500%, 09/05/2019	4,497	4,324
Forterra Finance
4.234%, VAR LIBOR+3.000%, 10/25/2023	4,761	3,961
Jeld-Wen, Term Loan B-3, 1st Lien
4.296%, VAR LIBOR+3.000%, 07/01/2022	5,235	5,263

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mueller Water Products, Initial Loan, 1st Lien
3.796%, VAR LIBOR+2.500%, 11/25/2021	$546	$548
3.373%, VAR LIBOR+2.500%, 11/25/2021	28	28
NCI Building Systems, Term Loan
4.254%, VAR LIBOR+3.000%, 06/24/2019	275	276
4.254%, VAR LIBOR+3.000%, 06/24/2022	715	719
Royal Adhesives and Sealants LLC, Term Loan B, 1st Lien
4.546%, VAR LIBOR+3.250%, 06/20/2022	5,650	5,678

		31,443

Chemicals — 1.7%
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.296%, VAR LIBOR+3.000%, 01/31/2024	738	738
Charter NEX US, Initial Term Loan, 1st Lien
4.484%, VAR LIBOR+3.250%, 05/16/2024	2,742	2,745
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.734%, VAR LIBOR+3.500%, 07/30/2021	3,857	3,873
HD Supply Waterworks, Initial Term Loan, 1st Lien
4.455%, VAR LIBOR+3.000%, 07/19/2024	1,480	1,482
Ineos Group Holdings PLC, Term Loan B 2022
4.007%, VAR LIBOR+2.750%, 03/31/2022	2,312	2,316
Ineos, Term Loan B, 1st Lien
4.007%, VAR LIBOR+2.750%, 04/01/2024	1,535	1,538
Kraton Polymers LLC, Replacement Term Loan, 1st Lien
5.234%, VAR LIBOR+1.226%, 01/06/2022	1,477	1,489
PQ, Term Loan B-2, 1st Lien
4.562%, VAR LIBOR+3.250%, 11/04/2022	899	902
Reynolds Group Holdings, 1st Lien
4.234%, VAR LIBOR+3.000%, 02/05/2023	5,305	5,308
Signode Industrial Group Lux S.A. (Signode Industrial Group US), Initial Term B Loan, 1st Lien
4.046%, VAR LIBOR+2.750%, 05/01/2021	2,595	2,597
3.984%, VAR LIBOR+2.750%, 05/01/2021	1,770	1,770
Tricobraun
5.046%, VAR LIBOR+3.750%, 11/30/2023	1,476	1,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tronox Pigments (Netherlands) B. V., New Term Loan, 1st Lien
4.796%, VAR LIBOR+3.500%, 03/19/2020	$958	$959
Univar USA, Term Loan B-2, 1st Lien
3.989%, VAR LIBOR+2.750%, 07/01/2022	4,352	4,356
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.550%, VAR LIBOR+3.250%, 12/19/2023	6,332	6,333

		37,890

Computers & Electronics — 3.8%
Applied Systems, Initial Term Loan, 1st Lien
4.546%, VAR LIBOR+3.250%, 01/25/2021	5,784	5,820
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.729%, VAR LIBOR+4.500%, 04/14/2021	1,020	1,019
Colorado Buyer, Initial Term Loan, 1st Lien
4.310%, VAR LIBOR+3.000%, 05/01/2024	1,580	1,587
Colorado Buyer, Second Lien
8.560%, VAR LIBOR+7.250%, 05/01/2025	1,489	1,507
Cypress Intermediate Holdings III, (fka Jaguar Holding), Initial Term Loan, 1st Lien
7.984%, VAR LIBOR+6.750%, 04/28/2025	672	690
0.000%, VAR LIBOR+3.000%, 04/29/2024 (E)	1,110	1,107
Dell International LLC (EMC), New Term B Loan, 1st Lien
3.740%, VAR LIBOR+2.500%, 09/07/2023	3,231	3,242
Diebold Nixdorf (f/k/a Diebold), New Dollar Term B Loan, 1st Lien
4.000%, VAR LIBOR+2.750%, 11/06/2023	748	748
3.875%, VAR LIBOR+2.750%, 11/06/2023	2	2
EIG Investors, Refinancing Loan, 1st Lien
5.242%, VAR LIBOR+4.000%, 02/09/2023	4,861	4,909
5.139%, VAR LIBOR+4.000%, 02/09/2023	–	–
Entegris, 1st Lien
3.484%, VAR LIBOR+2.250%, 04/30/2021	4,463	4,474
Epicor Software (fka Eagle Parent), Term Loan B, 1st Lien
4.990%, VAR LIBOR+3.750%, 06/01/2022	3,649	3,656

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.984%, VAR LIBOR+4.750%, 04/28/2021	$5,503	$5,152
First Data, Term Loan B
3.736%, VAR LIBOR+2.500%, 04/26/2024	4,233	4,233
Go Daddy, Term Loan B, 1st Lien
3.734%, VAR LIBOR+2.500%, 02/15/2024	5,348	5,357
GTT Communications, Lien 1
4.500%, VAR LIBOR+3.250%, 01/09/2024	1,645	1,649
Hyland Software, 1st Lien
4.484%, VAR LIBOR+3.250%, 07/01/2022	1,154	1,163
Hyland Software, Initial Loan, 1st Lien
8.234%, VAR LIBOR+7.000%, 07/07/2025	1,065	1,082
Infoblox, Lien 1
6.234%, VAR LIBOR+5.000%, 11/07/2023	2,081	2,089
Integrated Device Technology
4.234%, VAR LIBOR+3.000%, 04/04/2024	1,162	1,165
Ivanti Software (fka LANDesk Group), Term Loan, 2nd Lien
5.490%, VAR LIBOR+4.250%, 01/20/2024	1,360	1,342
Kronos, Incremental Term Loan, 1st Lien
4.812%, VAR LIBOR+3.500%, 11/01/2023	1,889	1,903
Micro Focus, 1st Lien
3.981%, VAR LIBOR+2.750%, 04/29/2024	253	253
Minimax Viking, 1st Lien
3.984%, VAR LIBOR+2.750%, 08/14/2023	3,803	3,799
Misys Limited, Dollar Term Loan, 1st Lien
8.567%, VAR LIBOR+7.250%, 04/28/2025	1,851	1,882
4.817%, VAR LIBOR+3.500%, 06/13/2024	986	990
4.736%, VAR LIBOR+3.500%, 04/26/2024	2,712	2,723
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
5.046%, VAR LIBOR+3.750%, 01/10/2024	1,598	1,571
ON Semiconductor, 2017 New Replacement Term Loan, 1st Lien
3.484%, VAR LIBOR+2.250%, 03/31/2023	1,514	1,518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Optiv, Initial Term Loan, 1st Lien
8.563%, VAR LIBOR+7.250%, 01/31/2025	$1,020	$905
4.563%, VAR LIBOR+3.250%, 02/01/2024	2,388	2,169
Rocket Software, Cov-Lite Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 10/14/2023	1,337	1,350
Rocket Software, Cov-Lite Term Loan, 2nd Lien
10.796%, VAR LIBOR+9.500%, 10/14/2024	400	400
Seattle SpinCo, Initial Term Loan, 1st Lien
4.030%, VAR LIBOR+2.750%, 04/19/2024	1,712	1,709
Solera, LLC (Solera Finance), Dollar Term Loan, 2nd Lien
4.507%, VAR LIBOR+3.250%, 03/03/2023	1,002	1,005
Sophia, 1st Lien
4.546%, VAR LIBOR+3.250%, 09/30/2022	500	499
Synchronoss Technologies, Initial Term Loan, 1st Lien
5.757%, VAR LIBOR+4.500%, 01/19/2024	2,489	2,451
Veritas US, New Dollar Term Loan B, 1st Lien
5.796%, VAR LIBOR+4.500%, 01/27/2023	4,317	4,348
VF Holding, Term Loan B-1, 1st Lien
4.546%, VAR LIBOR+3.250%, 06/30/2023	3,340	3,350

		84,818

Consumer Nondurables — 0.2%
Galleria, Term Loan B, 1st Lien
4.250%, VAR LIBOR+3.000%, 09/29/2023	3,552	3,547
Prestige Brands, Term Loan B-4, 1st Lien
3.989%, VAR LIBOR+2.750%, 01/26/2024	1,467	1,469

		5,016

Diversified Media — 0.1%
Harland Clarke, Cov-Lite, Term Loan B, 1st Lien
6.796%, VAR LIBOR+5.500%, 02/09/2022	1,032	1,035
6.794%, VAR LIBOR+5.500%, 02/09/2022	314	315

		1,350

Entertainment And Leisure — 0.7%
AMC Entertainment Holdings, (fka AMC Entertainment), Initial Term Loan, 1st Lien
3.478%, VAR LIBOR+2.250%, 12/15/2022	6,259	6,222

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.296%, VAR LIBOR+4.000%, 06/23/2024	$2,147	$2,142
Seaworld Parks & Entertainment (f/k/a SW Acquisitions), Term Loan B-2, 1st Lien
3.546%, VAR LIBOR+2.250%, 05/14/2020	1,954	1,917
UFC Holdings, LLC, Term Loan, 1st Lien
4.490%, VAR LIBOR+3.250%, 08/18/2023	1,534	1,538
WMG Acquisition, Tranche D Term Loan, 1st Lien
3.736%, VAR LIBOR+2.500%, 11/01/2023	4,162	4,164

		15,983

Environmental Services — 0.1%
Waste Industries USA, Term Loan B, 1st Lien
3.984%, VAR LIBOR+2.750%, 02/27/2020	2,786	2,788

Financial Services — 0.2%
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.550%, VAR LIBOR+5.250%, 08/25/2023	729	659
LBM Borrower, LLC, 1st Lien
6.546%, VAR LIBOR+4.500%, 08/20/2022	482	484
LBM, Term Loan Lien 1
6.452%, VAR LIBOR+4.500%, 08/20/2022	1,156	1,162
OWL Finance PLC, Term Loan B-2, 1st Lien
8.500%, 09/07/2065	839	1,992

		4,297

Food And Beverage — 0.2%
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
3.804%, VAR LIBOR+2.500%, 10/30/2022	3,099	3,061
Post Holdings, Series A Incremental Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%,
05/17/2024	2,320	2,323

		5,384

Gaming And Hotels — 0.7%
Boyd Gaming, Term Loan B (2017)
3.698%, VAR LIBOR+2.500%, 09/15/2023	3,225	3,228
CCM Merger, (MotorCity Casino Hotel), Term Loan, 1st Lien
3.990%, VAR LIBOR+2.750%, 08/06/2021	1,588	1,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ClubCorp Club Operations
4.046%, VAR LIBOR+2.750%, 12/15/2022	$1,767	$1,755
ESH Hospitality, Repriced Term Loan, 1st Lien
3.734%, VAR LIBOR+2.500%, 08/30/2023	2,978	2,988
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.234%, VAR LIBOR+4.000%, 10/13/2023	5,571	5,619
Penn National Gaming, Term Loan B, 1st Lien
3.796%, VAR LIBOR+2.500%, 01/19/2024	853	856
Scientific Games, Cov-Lite Term Loan B-4, 1st Lien
4.512%, VAR LIBOR+3.250%, 08/14/2024	2,500	2,517
Station Casinos, 1st Lien
3.740%, VAR LIBOR+2.500%, 06/08/2023	2,754	2,750

		21,304

Health Care — 3.7%
Acadia Healthcare, Tranche B-1 Term Loan, 1st Lien
3.973%, VAR LIBOR+2.750%, 02/11/2022	1,365	1,373
Acadia Healthcare, Tranche B-2 Term Loan, 1st Lien
3.982%, VAR LIBOR+2.750%, 02/16/2023	3,251	3,267
Albany Molecular, Term Loan, 1st Lien
0.000%, VAR LIBOR+3.250%, 08/28/2024 (E)	1,367	1,367
0.000%, VAR LIBOR+7.000%, 08/28/2025 (E)	573	581
Alere (fka IM US Holdings, LLC), Term Loan B, 1st Lien
4.490%, VAR LIBOR+3.250%, 06/20/2022	5,936	5,923
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
4.296%, VAR LIBOR+3.000%, 01/17/2022	2,758	2,760
BPA Laboratories, 2nd Lien
3.811%, VAR LIBOR+2.500%, 04/29/2020	1,901	1,806
DaVita, (fka DaVita HealthCare Partners), Tranche B Term Loan, 1st Lien
3.984%, VAR LIBOR+2.750%, 06/24/2021	3,927	3,951
DJO Finance LLC, Initial Term Loan, 1st Lien
4.484%, VAR LIBOR+3.250%, 06/08/2020	2,322	2,309

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.482%, VAR LIBOR+3.250%, 06/08/2020	$2,388	$2,376
Envision Healthcare (fka Emergency Medical Services), Initial Term Loan, 2nd Lien
4.300%, VAR LIBOR+3.000%, 12/01/2023	6,561	6,606
Equinox Holdings, Initial Loan, 1st Lien
8.232%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,084
Equinox Holdings, Initial Term Loan, 1st Lien
4.484%, VAR LIBOR+3.250%, 03/08/2024	6,083	6,088
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.444%, VAR LIBOR+2.250%, 01/31/2025	3,993	3,997
Immucor, Term Loan B3, 1st Lien
6.238%, VAR LIBOR+5.000%, 06/25/2021	3,535	3,579
Jaguar Holding, LLC (fka Jaguar Holding), 2017 Term Loan, 1st Lien
4.046%, VAR LIBOR+2.750%, 08/18/2022	2,937	2,943
3.984%, VAR LIBOR+2.750%, 08/18/2022	3,300	3,307
Life Time Fitness
4.234%, VAR LIBOR+3.000%, 06/10/2022	4,635	4,644
Nature’s Bounty, The (fka NBTY), Dollar Term B-1 Loan, 1st Lien
4.796%, VAR LIBOR+3.500%, 05/05/2023	3,786	3,788
Parexel International, Term Loan B, 1st Lien
0.000%, VAR LIBOR+3.000%, 08/09/2024 (E)	1,368	1,371
Radnet Management, Term Loan B-1, 1st Lien
6.500%, VAR LIBOR+3.750%, 06/30/2023	71	71
4.560%, VAR LIBOR+3.750%, 06/30/2023	8,211	8,201
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.234%, VAR LIBOR+3.000%, 05/15/2022	6,681	6,672
U.S. Renal Care, Initial Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 12/30/2022	1,658	1,619
Valeant, Term Loan B
5.990%, VAR LIBOR+4.750%, 04/01/2022	1,616	1,643

		82,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Home Furnishings — 0.1%
Innocor, Cov-Lite, 1st Lien
5.981%, VAR LIBOR+4.750%, 02/05/2024	$3,158	$2,913

Insurance — 1.1%
Amwins, Term Loan B
6.000%, VAR LIBOR+2.750%, 01/25/2024	263	263
Amwins, Term Loan B, 1st Lien
3.984%, VAR LIBOR+2.750%, 01/25/2024	1,696	1,697
3.981%, VAR LIBOR+2.750%, 01/25/2024	789	790
Asurion, LLC
3.981%, VAR LIBOR+2.750%, 08/04/2022	1,527	1,530
Asurion, LLC (fka Asurion), Replacement B-5 Term Loan, 2nd Lien
4.234%, VAR LIBOR+3.000%, 11/03/2023	2,649	2,659
Asurion, LLC, Term Loan B, 2nd Lien
7.239%, VAR LIBOR+6.000%, 07/14/2025	4,459	4,550
HUB International, Term Loan
4.258%, VAR LIBOR+3.000%, 10/02/2020	22	22
HUB International, Term Loan B, 1st Lien
4.312%, VAR LIBOR+3.000%, 10/02/2020	8,330	8,355
Multiplan Cov-Lite, 1st Lien
4.296%, VAR LIBOR+3.000%, 06/07/2023	2,654	2,663
York Risk Services Holding (Onex York Finance LP), Term Loan, 1st Lien
4.984%, VAR LIBOR+3.750%, 10/01/2021	2,720	2,677

		25,206

Leasing — 0.3%
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.981%, VAR LIBOR+2.750%, 03/21/2022	3,850	3,860
AVSC Holding, New Term Loan, 1st Lien
4.813%, VAR LIBOR+3.500%, 04/25/2024	963	965
4.762%, VAR LIBOR+3.500%, 04/29/2024	925	926
CH Hold, Initial Term Loan, 1st Lien
8.484%, VAR LIBOR+7.250%, 02/03/2025	468	478

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.239%, VAR LIBOR+3.000%, 02/01/2024	$707	$709

		6,938

Machinery — 0.6%
Columbus McKinnon, Initial Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 01/31/2024	1,111	1,116
Doosan Bobcat Initial Term Loan
4.013%, VAR LIBOR+2.750%, 05/18/2024	1,172	1,174
Generac Power Systems, 2017 New Term Loan, 1st Lien
3.549%, VAR LIBOR+2.250%, 05/31/2023	2,353	2,356
KEMET (KEMET Electronics), Initial Term Loan, 1st Lien
7.234%, VAR LIBOR+6.000%, 04/26/2024	1,492	1,496
RBS Global (Rexnord LLC), Term Loan B Refinancing, 2nd Lien
4.063%, VAR LIBOR+2.750%, 08/21/2023	1,381	1,383
4.043%, VAR LIBOR+2.750%, 08/21/2023	1,295	1,298
4.013%, VAR LIBOR+2.750%, 08/21/2023	282	282
Terex, U.S. Term Loan (2017) Retired 08/17/2017, 1st Lien
3.726%, VAR LIBOR+2.500%, 01/31/2024	3,935	3,927

		13,032

Manufacturing — 0.2%
Diversey, Term Loan
0.000%, VAR LIBOR+3.000%, 07/25/2024 (E)	1,384	1,375
Gardner Denver, Tranche B-1 Dollar Term Loan, 1st Lien
4.012%, VAR LIBOR+2.750%, 07/30/2024	2,754	2,751
Klockner Pentaplast, Cov-Lite, 1st Lien
5.546%, VAR LIBOR+4.250%, 06/29/2022	2	2
Trinseo Materials Operating, Term Loan, 1st Lien
0.000%, VAR LIBOR+2.500%, 08/16/2024 (E)	996	1,001

		5,129

Media — 1.6%
Cumulus Media Holdings, Term Loan, 1st Lien
4.490%, VAR LIBOR+3.250%, 12/23/2020	2,538	2,074

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MCC Iowa LLC, Tranche H Term Loan, 1st Lien
3.700%, VAR LIBOR+2.500%, 01/29/2021	$3,024	$3,036
Mission Broadcasting, Term Loan B-2, 1st Lien
3.732%, VAR LIBOR+2.500%, 01/17/2024	443	443
Nexstar Broadcasting, Term Loan B-2, 1st Lien
3.732%, VAR LIBOR+2.500%, 01/17/2024	3,557	3,561
Numericable U.S. LLC, USD Term Loan B-11 Term Loan, 1st Lien
4.061%, VAR LIBOR+2.750%, 07/31/2025	1,721	1,711
Townsquare Media, 1st Lien
4.296%, VAR LIBOR+3.000%, 04/01/2022	2,074	2,074
Tribune Media (fka Tribune), Term Loan C, 1st Lien
4.234%, VAR LIBOR+3.000%, 01/26/2024	2,540	2,545
Univision Communications, 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.984%, VAR LIBOR+2.750%, 03/15/2024	6,322	6,268
UPC Financing Partnership, Facility AP, 1st Lien
3.977%, VAR LIBOR+2.750%, 04/15/2025	6,951	6,962
Virgin Media Bristol LLC, I Facility, 1st Lien
3.977%, VAR LIBOR+2.750%, 01/31/2025	3,124	3,130
WaveDivision Holdings, LLC, Initial Term Loan, 1st Lien
3.990%, VAR LIBOR+2.750%, 10/15/2019	3,865	3,866
3.790%, VAR LIBOR+2.750%, 10/15/2019	10	10

		35,680

Metals & Mining — 0.3%
Dynacast, Term Loan B-1
4.546%, VAR LIBOR+3.250%, 01/28/2022	1,848	1,850
Murray Energy, Term Loan B-2, 1st Lien
8.546%, VAR LIBOR+7.250%, 04/16/2020	3,452	3,150
Peabody Energy, Exit Term Loan, 1st Lien
5.734%, VAR LIBOR+4.500%, 03/31/2022	1,875	1,887

		6,887

Oil & Gas — 1.3%
BCP Raptor, LLC, Initial Term Loan
5.507%, VAR LIBOR+4.250%, 06/07/2024	2,375	2,389
California Resources, Loan, 1st Lien
11.603%, VAR LIBOR+10.375%, 12/31/2021	1,190	1,259
Chesapeake Energy, Class A Loan, 1st Lien
8.814%, VAR LIBOR+7.500%, 08/23/2021	1,495	1,587

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Chief Exploration & Development LLC, Term Loan, 1st Lien
7.932%, VAR LIBOR+6.500%, 05/16/2021	$5,341	$5,187
Energy Transfer Equity, LP, Loan, 1st Lien
3.981%, VAR LIBOR+2.750%, 02/02/2024	4,685	4,689
FTS International, Term Loan B
5.984%, VAR LIBOR+4.750%, 04/16/2021	6,565	5,884
MEG Energy, Initial Term Loan, 1st Lien
4.734%, VAR LIBOR+3.500%, 12/31/2023	3,234	3,206
Pardus Oil & Gas, LLC, 1st Lien(D)
5.000%, 05/13/2022	220	–
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021	427	201
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 02/21/2021	3,378	2,171
Summit Midstream Partners, Term Loan B
7.234%, VAR LIBOR+6.000%, 05/13/2022	1,963	1,988

		28,561

Personal Services — 0.1%
Weight Watchers International, Initial Tranche B-2 Term Loan, 1st Lien
4.550%, VAR LIBOR+3.250%, 04/02/2020	809	790
4.490%, VAR LIBOR+3.250%, 04/02/2020	498	486

		1,276

Printing & Publishing — 0.4%
A-L Parent LLC, Initial Term Loan, 1st Lien
4.490%, VAR LIBOR+3.250%, 12/01/2023	1,512	1,519
Dex Media, Loan, 1st Lien
11.234%, VAR LIBOR+10.000%, 07/29/2021	870	894
DH Publishing, LP, Term Loan B-5, 1st Lien
3.731%, VAR LIBOR+2.500%, 08/21/2023	1,074	1,076
Fort Dearborn Holding, Initial Term Loan, 1st Lien(D)
5.299%, VAR LIBOR+4.000%, 10/19/2023	702	706
5.253%, VAR LIBOR+4.000%, 10/19/2023	11	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.234%, VAR LIBOR+3.000%, 05/28/2021	$2,849	$2,742
Lee Enterprises, Term Loan B
7.484%, VAR LIBOR+6.250%, 03/31/2019	557	557
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 1st Lien
5.234%, VAR LIBOR+4.000%, 05/04/2022	1,347	1,321

		8,827

Professional & Business Services — 1.8%
Acosta, Term Loan B, 1st Lien
4.484%, VAR LIBOR+3.250%, 09/26/2021	1,525	1,361
Affinion Group, Term Loan, 1st Lien
9.059%, VAR LIBOR+7.750%, 05/10/2022	950	949
Ceridian HCM Holding, Initial Term Loan, 1st Lien
4.734%, VAR LIBOR+3.500%, 09/15/2020	98	98
4.647%, VAR LIBOR+3.500%, 09/15/2020	1	1
Checkout Holding, Term Loan B, 1st Lien
4.739%, VAR LIBOR+3.500%, 04/09/2021	3,087	2,627
Conduent, Term Loan B, 1st Lien
5.239%, VAR LIBOR+4.000%, 12/07/2023	2,510	2,530
Emerald 2 Limited, Facility B1, 1st Lien
5.296%, VAR LIBOR+4.000%, 05/14/2021	342	334
5.147%, VAR LIBOR+4.000%, 05/14/2021	93	91
Engility (fka TASC), Term Loan B-2, 1st Lien
4.484%, VAR LIBOR+3.250%, 08/14/2023	1,252	1,260
Envigo Laboratories (fka BPA Laboratories), Dollar Term Loan, 1st Lien
9.800%, VAR LIBOR+8.500%, 11/03/2021	1,450	1,457
Envigo Laboratories (fka BPA Laboratories), Term Loan, 1st Lien
3.811%, VAR LIBOR+2.500%, 04/29/2020	2,000	1,900
Flex Acquisition, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+3.000%, 12/29/2023	2,893	2,887
Focus Financial Partners, LLC, Initial Term Loan, 2nd Lien
4.549%, VAR LIBOR+3.250%, 05/22/2024	2,543	2,571

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Garda World
5.311%, VAR LIBOR+4.000%, 05/24/2024	$2,372	$2,385
LPL Holdings, Term Loan B
3.921%, VAR LIBOR+2.500%, 03/11/2024	724	726
3.728%, VAR LIBOR+2.500%, 03/11/2024	724	725
NAB Holdings, LLC, Initial Term Loan, 1st Lien
4.799%, VAR LIBOR+3.500%, 06/14/2024	1,207	1,211
Press Ganey Holdings, Initial Term Loan, 1st Lien
4.484%, VAR LIBOR+3.250%, 10/23/2023	499	501
Redtop Acquisitions Limited, Initial Dollar Term Loan, 1st Lien
4.811%, VAR LIBOR+3.500%, 12/03/2020	603	603
SAI Global, Term Loan B, 1st Lien
5.796%, VAR LIBOR+4.500%, 12/08/2023	1,597	1,613
Team Health, 1st Lien
3.989%, VAR LIBOR+2.750%, 02/06/2024	4,317	4,258
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.232%, VAR LIBOR+3.000%, 05/01/2024	4,510	4,523
Trans Union LLC, 2017 Replacement Term Loan B-3, 1st Lien
3.239%, VAR LIBOR+2.000%, 04/07/2023	6,311	6,313

		40,924

Real Estate — 0.3%
Communications Sales & Leasing, (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.234%, VAR LIBOR+3.000%, 10/24/2022	5,539	5,350
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.046%, VAR LIBOR+2.750%, 12/15/2023	1,991	1,996

		7,346

Retail Food & Drug — 0.4%
Albertson’s LLC, 2017-1 Term Loan B-4
3.984%, VAR LIBOR+2.750%, 08/25/2021	788	764
Albertson’s LLC, 2017-1 Term Loan B-6, 1st Lien
4.317%, VAR LIBOR+3.000%, 06/22/2023	1,064	1,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Tranche B Term Loan, 1st Lien
4.968%, VAR LIBOR+3.750%, 02/03/2024	$1,976	$1,901
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
3.740%, VAR LIBOR+2.500%, 03/04/2019	4,463	4,208

		7,906

Retailing — 1.5%
1011778 B.C. Unlimited Liability (New Red Finance) (aka Burger King/Tim Hortons), Term Loan B-3, 1st Lien
3.546%, VAR LIBOR+2.250%, 02/16/2024	577	575
3.489%, VAR LIBOR+2.250%, 02/16/2024	904	901
Academy, Initial Term Loan, 1st Lien
5.314%, VAR LIBOR+4.000%, 07/01/2022	662	441
5.234%, VAR LIBOR+4.000%, 07/01/2022	1,438	958
5.220%, VAR LIBOR+4.000%, 07/01/2022	1,067	710
Harbor Freight Tools, Cov-Lite, 1st Lien
4.484%, VAR LIBOR+3.250%, 08/18/2023	6,316	6,338
J.C. Penney, Loan (2016), 1st Lien
5.450%, VAR LIBOR+4.250%, 06/23/2023	4,833	4,756
Landry’s (fka Landry’s Restaurants), Term Loan B, 1st Lien
3.968%, VAR LIBOR+2.750%, 10/04/2023	1,136	1,125
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
7.232%, VAR LIBOR+6.000%, 05/01/2023	6,240	6,253
Michaels Stores, 1st Lien
3.984%, VAR LIBOR+2.750%, 01/30/2023	1,004	1,002
3.981%, VAR LIBOR+2.750%, 01/30/2023	157	156
Michaels Stores, Initial Term Loan
3.984%, VAR LIBOR+2.750%, 01/30/2023	1,459	1,455
Michaels Stores, Term Loan B, 1st Lien
3.978%, VAR LIBOR+2.750%, 01/30/2023	899	897

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Party City Holdings, 2016 Replacement Term Loan, 1st Lien
4.320%, VAR LIBOR+3.000%, 08/19/2022	$1,200	$1,201
4.300%, VAR LIBOR+3.000%, 08/19/2022	86	86
Petco Animal Supplies, Term Loan B-1, 1st Lien
4.311%, VAR LIBOR+3.000%, 01/26/2023	2,201	1,848
PetSmart, Tranche B-2 Loan, 1st Lien
4.240%, VAR LIBOR+3.000%, 03/11/2022	579	509
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
4.046%, VAR LIBOR+2.750%, 05/14/2020	3,150	3,152

		32,363

Steel — 0.0%
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.789%, VAR LIBOR+2.750%, 06/14/2021	656	656

Telecommunications — 2.5%
CenturyLink, Initial Term B Loan, 1st Lien
2.750%, 01/31/2025	1,756	1,717
Digicel International Finance Limited, Initial Term B Loan, 1st Lien
5.070%, VAR LIBOR+3.750%, 05/10/2024	2,155	2,175
DigitalGlobe, Term Loan, 2nd Lien
3.989%, VAR LIBOR+2.750%, 01/15/2024	4,281	4,276
Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan, 1st Lien
5.046%, VAR LIBOR+3.750%, 12/01/2023	78	78
5.007%, VAR LIBOR+3.750%, 12/01/2023	32	33
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien
4.000%, VAR LIBOR+2.750%, 06/30/2019	5,143	5,120
Level 3 Financing, Term Loan B, 1st Lien
3.485%, VAR LIBOR+2.250%, 02/22/2024	5,500	5,495
LTS Buyer LLC (Sidera Networks), Term Loan B, 1st Lien
4.546%, VAR LIBOR+3.250%, 04/13/2020	4,836	4,841
MacDonald Dettwiler, Term Loan B, 1st Lien
0.000%, VAR LIBOR+2.750%, 07/05/2024 (E)	4,944	4,920
Masergy Holdings, Term Loan, 1st Lien
5.046%, VAR LIBOR+3.750%, 12/15/2023	1,266	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Radiate Holdco, Term Loan B, 1st Lien
4.239%, VAR LIBOR+3.000%, 02/01/2024	$2,558	$2,522
SBA Finance, Incremental Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 06/10/2022	5,406	5,411
Syniverse Holdings
4.311%, VAR LIBOR+3.000%, 04/23/2019	4,518	4,326
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 04/23/2019	695	665
Telenet, 1st Lien
3.977%, VAR LIBOR+2.750%, 06/30/2025	3,050	3,055
TVC Albany, Term Loan, 1st Lien
0.000%, VAR LIBOR+4.000%, 08/23/2024 (E)	2,688	2,675
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.478%, VAR LIBOR+3.250%, 08/18/2023	5,778	5,762
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Facility, 1st Lien
3.481%, VAR LIBOR+2.250%, 01/19/2024	1,994	1,995

		56,338

Transportation — 0.2%
Pregis, 1st Lien
4.796%, VAR LIBOR+3.500%, 05/20/2021	1,485	1,482
Syncreon Global Finance (US) (Syncreon Group B.V.), Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 10/28/2020	3,342	2,874

		4,356

Utilities — 0.4%
Calpine, Term Loan, 1st Lien
4.050%, VAR LIBOR+2.750%, 01/15/2024	13	13
Dynegy, Tranche C-1 Term Loan, 1st Lien
4.484%, VAR LIBOR+3.250%, 02/07/2024	2,133	2,136
Vistra Operations LLC (fka Tex Operations LLC), 2016 Incremental Term Loan, 1st Lien
3.982%, VAR LIBOR+2.750%, 12/14/2023	602	603
3.978%, VAR LIBOR+2.750%, 12/14/2023	1,843	1,845
Vistra Operations LLC (fka Tex Operations LLC),
Initial Term Loan, 1st Lien
3.984%, VAR LIBOR+2.750%, 08/04/2023	3,766	3,765

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Vistra Operations LLC, 1st Lien
3.982%, VAR LIBOR+2.750%, 08/04/2023	$861	$861

		9,223

Total Loan Participations (Cost $613,688) ($ Thousands)		609,010

CORPORATE OBLIGATIONS — 7.9%

Consumer Discretionary — 1.1%
21st Century Fox America
7.250%, 05/18/2018	476	494
AutoZone
1.625%, 04/21/2019	90	90
BMW US Capital LLC
1.682%, VAR ICE LIBOR USD 3 Month+0.380%, 04/06/2020 (B)	600	603
Daimler Finance North America LLC
1.842%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (B)	500	502
1.650%, 05/18/2018 (B)	300	300
1.500%, 07/05/2019 (B)	625	620
Ford Motor Credit LLC
2.565%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	504
2.244%, VAR ICE LIBOR USD 3 Month+0.940%, 01/09/2018	750	752
2.058%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	502
1.897%, 08/12/2019	500	498
General Motors Financial
2.400%, 04/10/2018	1,000	1,004
2.234%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	803
NBCUniversal Enterprise
1.989%, VAR ICE LIBOR USD 3 Month+0.685%, 04/15/2018 (B)	400	401
Nissan Motor Acceptance MTN
2.194%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	800
1.500%, 03/02/2018 (B)	550	550
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,023	1,026
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,659
Sirius XM Radio
5.375%, 04/15/2025 (B)	885	935
5.375%, 07/15/2026 (B)	1,665	1,748
4.625%, 05/15/2023 (B)	585	603
Six Flags Entertainment
4.875%, 07/31/2024 (B)	4,750	4,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
1.744%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	$1,000	$1,007
Tribune Media
5.875%, 07/15/2022	2,400	2,490
Volkswagen Group of America Finance LLC
1.785%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (B)	500	500

		24,183

Consumer Staples — 0.5%
Anheuser-Busch InBev Finance
2.571%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	450	464
1.900%, 02/01/2019	360	361
Anheuser-Busch InBev Worldwide
2.001%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	600	603
BAT International Finance
1.756%, VAR ICE LIBOR USD 3 Month+0.510%, 06/15/2018 (B)	800	801
Baxalta
2.067%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	850	854
Catholic Health Initiatives
1.600%, 11/01/2017	550	550
CVS Health
1.900%, 07/20/2018	500	501
JM Smucker
1.750%, 03/15/2018	265	265
Kraft Heinz Foods
2.129%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	700
2.000%, 07/02/2018	1,000	1,003
Kroger
2.000%, 01/15/2019	245	246
Kroger MTN
1.500%, 09/30/2019	470	465
Molson Coors Brewing
1.450%, 07/15/2019	190	188
Mondelez International
1.831%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	1,000	1,002
Philip Morris International
1.736%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,050	1,055
Reckitt Benckiser Treasury Services
1.856%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (B)	700	700
Reynolds American
2.300%, 06/12/2018	890	894

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Skandinaviska Enskilda Banken
1.806%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (B)	$475	$478

		11,130

Energy — 0.8%
Anadarko Petroleum
8.700%, 03/15/2019	500	547
6.950%, 06/15/2019	311	336
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	5,950	6,114
BP Capital Markets
1.926%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	850	853
1.819%, VAR ICE LIBOR USD 3 Month+0.510%, 05/10/2018	400	401
Energy Transfer
2.500%, 06/15/2018	525	528
Enterprise Products Operating LLC
6.650%, 04/15/2018	455	468
1.650%, 05/07/2018	400	400
Genesis Energy
6.750%, 08/01/2022	2,654	2,687
6.000%, 05/15/2023	752	737
Kinder Morgan
2.000%, 12/01/2017	345	345
Phillips 66
2.054%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790
Shell International Finance
1.375%, 05/10/2019	600	598
Targa Resources Partners
6.750%, 03/15/2024	1,300	1,407
Total Capital International
1.879%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	400	402

		16,613

Financials — 2.8%
ABN AMRO Bank
1.944%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (B)	1,100	1,105
AIG Global Funding
1.781%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (B)	1,000	1,002
Australia & New Zealand Banking Group
1.875%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2018	250	251
Bank of America
2.344%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	700	707

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
2.487%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	$625	$635
2.467%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	555
Bank of Montreal MTN
1.828%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	1,300	1,310
Bank of Nova Scotia
1.860%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	500
1.650%, 06/14/2019	500	500
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	581
BB&T MTN
1.816%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	654
Berkshire Hathaway
1.150%, 08/15/2018	550	548
BPCE MTN
2.535%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	557
Branch Banking & Trust
1.450%, 05/10/2019	425	423
Canadian Imperial Bank of Commerce
1.970%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	954
Capital One
2.461%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	854
2.001%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,014
1.992%, VAR ICE LIBOR USD 3 Month+0.680%, 02/05/2018	750	751
Capital One Financial
2.069%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	552
Citibank
1.728%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	527
Citigroup
2.150%, 07/30/2018	500	502
2.074%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	650	654
2.007%, VAR ICE LIBOR USD 3 Month+0.690%, 04/27/2018	450	451
Citizens Bank
2.127%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,022
1.858%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	500

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
2.134%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	$1,000	$1,009
Credit Agricole MTN
2.198%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (B)	1,000	1,014
Credit Suisse NY
1.700%, 04/27/2018	850	850
Danske Bank
1.803%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (B)	600	601
Danske Bank MTN
1.828%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	501
Deutsche Bank
1.989%, VAR ICE LIBOR USD 3 Month+0.680%, 02/13/2018	650	651
Discover Bank
2.000%, 02/21/2018	1,000	1,002
Fifth Third Bank
1.883%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,250	1,257
1.625%, 09/27/2019	3,000	2,987
General Electric MTN
2.009%, VAR ICE LIBOR USD 3 Month+0.710%, 04/02/2018	275	276
Goldman Sachs Group
2.485%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	941
2.424%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	758
HSBC Bank
1.955%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (B)	200	201
HSBC USA
2.176%, VAR ICE LIBOR USD 3 Month+0.880%, 09/24/2018	300	302
Huntington National Bank
1.738%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	754
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	600
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	375	375
2.000%, 07/01/2019 (B)	400	398
ING Bank
1.989%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (B)	500	504
1.650%, 08/15/2019 (B)	300	298
ING Groep
2.445%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	711

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jackson National Life Global Funding
2.023%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (B)	$500	$502
1.875%, 10/15/2018 (B)	600	602
JPMorgan Chase
2.516%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	203
2.268%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	507
2.214%, VAR ICE LIBOR USD 3 Month+0.900%, 01/25/2018	200	201
1.944%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	700	704
1.771%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	601
KeyBank
2.350%, 03/08/2019	1,000	1,010
Manufacturers & Traders Trust
1.927%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,026
Metropolitan Life Global Funding I
1.697%, VAR ICE LIBOR USD 3 Month+0.430%, 12/19/2018 (B)	1,100	1,104
1.582%, VAR ICE LIBOR USD 3 Month+0.340%, 09/14/2018 (B)	500	502
1.500%, 01/10/2018 (B)	260	260
Mizuho Bank
1.936%, VAR ICE LIBOR USD 3 Month+0.640%, 03/26/2018 (B)	800	802
Morgan Stanley
2.487%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	633
2.163%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	650	654
Morgan Stanley MTN
5.950%, 12/28/2017	245	248
National Bank of Canada MTN
1.788%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	725	729
Nordea Bank MTN
1.916%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (B)	1,000	1,007
PNC Bank
1.676%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	502
1.620%, VAR ICE LIBOR USD 3 Month+0.400%, 12/07/2018	900	903
PNC Bank MTN
1.622%, VAR ICE LIBOR USD 3 Month+0.420%, 06/01/2018	850	852
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (B)	650	647

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Protective Life Global Funding
1.722%, 04/15/2019 (B)	$515	$513
Prudential Financial MTN
2.095%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	700	704
Royal Bank of Canada MTN
1.928%, VAR ICE LIBOR USD 3 Month+0.700%, 12/10/2018	650	655
1.754%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	650	652
Societe Generale MTN
2.379%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	500	504
Standard Chartered MTN
1.944%, VAR ICE LIBOR USD 3 Month+0.640%, 04/17/2018 (B)	1,000	1,001
Sumitomo Mitsui Banking
1.976%, VAR ICE LIBOR USD 3 Month+0.670%, 10/19/2018	450	452
SunTrust Bank
1.841%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,008
Svenska Handelsbanken MTN
1.713%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	670	673
Synchrony Financial
2.541%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,011
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	400	398
UBS MTN
2.052%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	1,000	1,007
Wells Fargo
2.423%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	558
2.239%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	4,000	4,030
Wells Fargo MTN
1.991%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,000	1,009
Westpac Banking
1.914%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	550	553

		63,026

Health Care — 0.8%
Abbott Laboratories
2.350%, 11/22/2019	3,000	3,026
AbbVie
1.800%, 05/14/2018	650	651

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aetna
1.700%, 06/07/2018	$850	$851
Allergan Funding SCS
2.308%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	3,000	3,011
Amgen
1.759%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,025	1,029
Cardinal Health
1.998%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	977
Catholic Health Initiatives
2.600%, 08/01/2018	430	433
Celgene
2.125%, 08/15/2018	400	402
Centene
4.750%, 01/15/2025	3,660	3,779
DaVita
5.000%, 05/01/2025	3,394	3,441
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	900	893

		18,493

Industrials — 0.6%
Air Lease
2.125%, 01/15/2018	310	311
2.125%, 01/15/2020	500	500
Caterpillar Financial Services MTN
1.900%, 03/22/2019	750	753
Fortive
1.800%, 06/15/2019	445	444
General Electric MTN
1.924%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	1,011
1.814%, VAR ICE LIBOR USD 3 Month+0.510%, 01/14/2019	400	402
John Deere Capital MTN
1.574%, VAR ICE LIBOR USD 3 Month+0.270%, 10/15/2018	800	802
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	3,690	3,819
Norbord
5.375%, 12/01/2020 (B)	3,109	3,280
PACCAR Financial MTN
1.300%, 05/10/2019	255	254
Penske Truck Leasing Lp
2.875%, 07/17/2018 (B)	305	308
Sensata Technologies
5.000%, 10/01/2025 (B)	1,112	1,165
TTX MTN
2.250%, 02/01/2019 (B)	270	271

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
1.661%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	$700	$704

		14,024

Information Technology — 0.4%
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,153
Broadcom
2.375%, 01/15/2020 (B)	1,100	1,107
DXC Technology
2.875%, 03/27/2020	565	575
eBay
2.500%, 03/09/2018	400	402
2.181%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,005
Fidelity National Information Services
2.850%, 10/15/2018	400	405
Hewlett Packard Enterprise
2.450%, 10/05/2017	279	279
QUALCOMM
1.766%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	1,050	1,056

		7,982

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (B)	700	694
Ball
5.250%, 07/01/2025	1,054	1,149
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,945
Owens-Brockway Glass Container
5.875%, 08/15/2023 (B)	920	1,010

		4,798

Real Estate — 0.2%
Equinix
5.750%, 01/01/2025	3,535	3,800
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,066

		4,866

Telecommunication Services — 0.4%
AT&T
2.226%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	760
Inmarsat Finance
6.500%, 10/01/2024 (B)	2,775	3,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SFR Group
7.375%, 05/01/2026 (B)	$3,800	$4,104

		7,871

Utilities — 0.1%
DTE Energy
1.500%, 10/01/2019	435	430
Emera US Finance
2.150%, 06/15/2019	230	230
Eversource Energy
1.600%, 01/15/2018	290	290
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145
Sempra Energy
1.625%, 10/07/2019	260	259
Southern
1.980%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (B)	400	402
1.550%, 07/01/2018	450	449
Talen Energy Supply LLC
4.625%, 07/15/2019 (B)	248	244
Texas Energy (escrow security)
3.815%, 12/31/2034 (D)	63	7
WEC Energy Group
1.650%, 06/15/2018	700	700

		3,156

Total Corporate Obligations (Cost $173,870) ($ Thousands)		176,142

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, GO
2.012%, 04/01/2047 (F)	925	931
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	260	266

		1,197

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	503

Illinois — 0.1%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	415	426
Illinois State, GO
5.665%, 03/01/2018	600	610
5.163%, 02/01/2018	25	25

		1,061

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana — 0.0%
City of Whiting, Environmental Facilities Revenue, AMT, RB
1.540%, 12/01/2044 (F)	$415	$415

Pennsylvania — 0.0%
Pennsylvania State, Housing Finance Agency, Ser 123C, RB
Pre-Refunded @ 100
1.750%, 12/20/2017 (F)(G)	900	900

Total Municipal Bonds (Cost $4,062) ($ Thousands)		4,076

	Shares
PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *	149,588	1,384

Total Preferred Stock (Cost $1,397) ($ Thousands)		1,384

COMMON STOCK — 0.0%
Dex Media *	113,565	568
Energy & Exploration Partners *(D)	540	–
TE Holdcorp *	102,547	384

Total Common Stock (Cost $4,214) ($ Thousands)		952

	Number of Rights
RIGHTS — 0.0%
TXU/Tech, Expires 10/10/2017 *	38,580	40

Total Rights (Cost $52) ($ Thousands)		40

	Number of Warrants
WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $– *	16,537	–

Total Warrants (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**†	86,409,781	$86,410

Total Cash Equivalent (Cost $86,410) ($ Thousands)		86,410

	Face Amount (Thousands)

REPURCHASE AGREEMENT(H) — 0.0%
BNP Paribas 1.070%, dated 08/31/2017, to be repurchased on 09/01/2017, repurchase price $200,006 (collateralized by FNMA Obligations and U.S. Treasury Obligations, 1.250% - 3.105%, 08/31/2019 - 04/01/2045,ranging in par value from $100 - $104,537;with total market value $204,000)	200	200

Total Repurchase Agreement (Cost $200) ($ Thousands)		200

Total Investments in Securities— 100.1% (Cost $2,233,401) ($ Thousands) @		$2,241,862

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(67)	Sep-2017	$(8,418)	$(8,526)	$(108)
U.S. 10-Year Treasury Note	67	Sep-2017	8,489	8,526	37
U.S. 10-Year Treasury Note	(116)	Dec-2017	(14,665)	(14,730)	(65)
U.S. 2-Year Treasury Note	(100)	Jan-2018	(21,622)	(21,631)	(9)
U.S. 5-Year Treasury Note	(111)	Dec-2017	(13,122)	(13,154)	(32)
U.S. 5-Year Treasury Note	9	Jan-2018	1,065	1,067	2
U.S. Long Treasury Bond	(1)	Dec-2017	(155)	(156)	(1)

			$(48,428)	$(48,604)	$(176)

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,239,923 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2017.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $572,125 ($ Thousands), representing 25.5% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Level 3 security in accordance with fair value hierarchy. (E) Unsettled bank loan. Interest rate not available.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(H)	Tri-Party Repurchase Agreement.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $2,217,804 ($ Thousands), and the unrealized appreciation and depreciation were $44,697 ($ Thousands) and ($17,639) ($ Thousands), respectively.

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation ICE

LIBOR — Intercontinental Exchange London Interbank Offered Rate

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$–	$709,202	$–	$709,202
Asset-Backed Securities	–	648,549	5,897	654,446
Loan Participations	–	608,530	480	609,010
Corporate Obligations	–	176,134	8	176,142
Municipal Bonds	–	4,076	–	4,076
Preferred Stock	–	1,384	–	1,384
Common Stock	–	952	–	952
Rights	–	40	–	40
Warrants	–	–	–	–
Cash Equivalent	86,410	–	–	86,410
Repurchase Agreement	–	200	–	200

Total Investments in Securities	$86,410	$2,149,067	$6,385	$2,241,862

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$39	$—	$—	$39
Unrealized Depreciation	(215)	—	—	(215)

Total Other Financial Instruments	$(176)	$—	$—	$(176)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Opportunistic Income Fund (Concluded)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 05/31/17	Purchases at Cost	Proceeds from Sales	Value 08/31/17	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 75,316	$ 249,371	$(238,277)	$ 86,410	$ 170

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.9%

Agency Mortgage-Backed Obligations — 30.1%
FHLMC
10.000%, 03/17/2026	$102	$102
7.500%, 08/01/2030 to 12/01/2036	623	716
7.000%, 05/01/2024 to 03/01/2039	178	200
6.500%, 10/01/2031 to 09/01/2039	1,293	1,481
6.000%, 11/01/2017 to 08/01/2038	2,067	2,297
5.500%, 02/01/2035 to 12/01/2038	3,218	3,634
5.000%, 04/01/2020 to 06/01/2044	4,138	4,472
4.500%, 08/01/2020 to 06/01/2047	17,472	18,943
4.000%, 10/01/2025 to 07/01/2047	62,932	67,128
3.500%, 12/01/2025 to 02/01/2047	96,116	100,346
3.080%, 01/25/2031	3,245	3,314
3.000%, 03/01/2031 to 01/01/2047	53,146	53,853
2.500%, 12/01/2031 to 01/01/2032	7,645	7,757
FHLMC ARM
4.060%, VAR ICE LIBOR USD 12 Month+2.304%, 05/01/2036	139	149
3.585%, VAR ICE LIBOR USD 12 Month+2.004%, 12/01/2036	177	188
3.097%, VAR ICE LIBOR USD 12 Month+1.622%, 02/01/2045	1,004	1,036
2.845%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	53	56
2.626%, VAR ICE LIBOR USD 12 Month+1.633%, 07/01/2046	4,041	4,122
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	–	–
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	22	24
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	212	236
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	56	63
FHLMC CMO, Ser 2003-2671, Cl S
12.509%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	84	108
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	174	184
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	399	438
FHLMC CMO, Ser 2005-2945, Cl SA
10.086%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	75	77
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	6	6
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	10	10
FHLMC CMO, Ser 2007-3346, Cl FA
1.457%, VAR LIBOR USD 1 Month+0.230%, 02/15/2019	123	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.803%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	$515	$72
FHLMC CMO, Ser 2009-3546, Cl A
2.855%, 02/15/2039 (B)	127	131
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.003%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	167	29
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	366	368
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	648	653
FHLMC CMO, Ser 2012-4030, Cl HS, IO
5.383%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	96	17
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,952	200
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	4,007	4,032
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	854	108
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	8,842	8,984
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,338	202
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,557	1,467
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,348
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,487	1,572
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	722	741
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	1,832	1,883
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	5,804	6,161
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	4,613	4,905
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	3,045	3,288
FHLMC Multifamily Structured Pass Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	2,257	2,330
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.603%, 07/25/2021 (B)	2,870	149
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.531%, 10/25/2021 (B)	513	27

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	$3,220	$3,436
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	960	974
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	578	654
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
4.723%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	992	147
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
4.773%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,319	295
FHLMC TBA
4.000%, 10/14/2040 to 09/15/2041	39,925	42,124
3.500%, 10/15/2041	48,200	49,872
3.000%, 10/15/2042	16,600	16,760
FNMA
8.000%, 05/01/2023 to 06/01/2031	67	78
7.500%, 06/01/2030 to 11/01/2038	281	327
7.000%, 09/01/2026 to 02/01/2039	1,668	1,920
6.500%, 12/01/2022 to 10/01/2037	981	1,090
6.000%, 10/01/2019 to 10/01/2040	4,728	5,343
5.500%, 06/01/2020 to 08/01/2038	5,378	5,907
5.000%, 02/01/2020 to 08/01/2056	17,678	19,542
4.540%, 01/01/2020 to 05/01/2021	2,729	2,921
4.500%, 01/01/2020 to 06/01/2047	111,175	120,588
4.363%, 11/01/2021	5,333	5,690
4.250%, 04/01/2021	2,000	2,151
4.060%, 07/01/2021	2,205	2,369
4.050%, 01/01/2021	1,430	1,528
4.040%, 10/01/2020	2,120	2,255
4.000%, 07/01/2020 to 08/01/2047	230,822	245,651
3.980%, 08/01/2021	4,322	4,628
3.850%, 08/01/2025	3,396	3,706
3.762%, 12/01/2020	2,263	2,382
3.740%, 07/01/2020	1,266	1,328
3.730%, 03/01/2026	2,512	2,716
3.619%, 12/01/2020	3,438	3,620
3.587%, 09/01/2020	5,297	5,547
3.500%, 08/01/2028 to 03/01/2057	69,878	73,024
3.290%, 10/01/2020	935	972
3.230%, 11/01/2020	1,376	1,429
3.190%, 05/01/2030	2,467	2,544
3.010%, 05/01/2028	2,919	3,007
3.000%, 05/01/2029 to 02/01/2047	30,898	31,481
2.950%, 05/01/2031	3,349	3,378
2.910%, 06/01/2025	1,293	1,344
2.830%, 06/01/2022	2,472	2,565
2.820%, 06/01/2022	2,810	2,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.810%, 04/01/2025	$250	$257
2.705%, 04/01/2023	209	215
2.560%, 10/01/2028	3,000	2,958
2.500%, 10/01/2042	3,953	3,891
FNMA ARM
4.376%, VAR ICE LIBOR USD 12 Month+1.777%, 04/01/2040	614	651
3.464%, VAR ICE LIBOR USD 12 Month+1.650%, 05/01/2037	7	7
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	2,441	2,529
3.162%, VAR ICE LIBOR USD 12 Month+1.607%, 12/01/2035	35	36
3.138%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	2,445	2,535
2.972%, VAR ICE LIBOR USD 12 Month+1.602%, 05/01/2047	609	627
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	102	113
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	98	107
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	56	68
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	281	308
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	226	245
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	197	219
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	171	189
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	156	170
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	25	29
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	15	18
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	393	445
FNMA CMO, Ser 2005-74, Cl CS
16.631%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	149	196
FNMA CMO, Ser 2006-104, Cl MI, IO
5.516%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,562	196
FNMA CMO, Ser 2006-125, Cl SM, IO
5.968%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	690	123

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-33, Cl LS
24.605%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	$106	$177
FNMA CMO, Ser 2006-46, Cl SW
19.681%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	88	126
FNMA CMO, Ser 2006-51, Cl SP, IO
5.416%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	119	19
FNMA CMO, Ser 2007-108, Cl AN
8.085%, 11/25/2037 (B)	275	320
FNMA CMO, Ser 2007-64, Cl FA
1.702%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	16	16
FNMA CMO, Ser 2007-68, Cl SC, IO
5.468%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	289	51
FNMA CMO, Ser 2008-22, Cl SI, IO
5.198%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	3,068	123
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	49	55
FNMA CMO, Ser 2009-103, Cl MB
3.325%, 12/25/2039 (B)	322	343
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	2,301	2,074
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,828
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	933	179
FNMA CMO, Ser 2010-27, Cl AS, IO
5.248%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	1,135	237
FNMA CMO, Ser 2011-2, Cl WA
5.827%, 02/25/2051 (B)	176	193
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	662	665
FNMA CMO, Ser 2011-75, Cl FA
1.782%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	216	218
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,326	88
FNMA CMO, Ser 2011-96, Cl SA, IO
5.316%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	2,297	420
FNMA CMO, Ser 2012-133, Cl CS, IO
4.918%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,350	296
FNMA CMO, Ser 2012-134, Cl MS, IO
4.918%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	621	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	$56	$61
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	852	967
FNMA CMO, Ser 2012-70, Cl YS, IO
5.416%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	365	48
FNMA CMO, Ser 2012-74, Cl SA, IO
5.418%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	1,068	178
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	72	67
FNMA CMO, Ser 2012-75, Cl NS, IO
5.368%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	371	72
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	145	133
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,670	1,348
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,791	3,009
FNMA CMO, Ser 2013-124, Cl SB, IO
4.716%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	992	206
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,238	101
FNMA CMO, Ser 2013-54, Cl BS, IO
4.916%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	622	134
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,030	2,266
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,902	2,201
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,312	1,375
FNMA CMO, Ser 2014-M12, Cl FA
1.304%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	1,109	1,109
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.098%, 01/25/2024 (B)	64,091	301
FNMA CMO, Ser 2015-M3, Cl FA
1.224%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	687	687
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.174%, 01/25/2025 (B)	88,293	941
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,359	5,641
FNMA CMO, Ser 2016-60, Cl QS, IO
4.866%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	2,103	369
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	2,340	2,408

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-33, Cl LB
3.000%, 05/25/2039	$2,919	$3,000
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	254	47
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	339	62
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,169	195
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,281	280
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,290	238
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	2,619	211
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,888	160
FNMA Multifamily Megas, Ser 141, Cl 1
2.964%, 05/01/2027 (B)	4,888	5,021
FNMA TBA
4.500%, 09/15/2033 to 10/14/2034	62,745	67,463
4.000%, 09/14/2039 to 10/14/2039	120,680	127,417
3.500%, 09/01/2040 to 11/01/2040	62,140	64,293
3.000%, 09/25/2026 to 10/15/2042	63,320	64,483
2.500%, 10/15/2027	28,300	28,656
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,290	1,289
FNMA, Ser 2017-M4, Cl A2
2.684%, 12/25/2026 (B)	1,430	1,425
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	1,311	1,355
FNMA, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (B)	2,210	2,288
GNMA
9.500%, 12/15/2020	1	1
7.000%, 04/15/2026 to 05/15/2033	924	1,023
6.500%, 01/15/2024 to 07/15/2035	1,642	1,836
6.000%, 12/15/2023 to 10/20/2040	5,995	6,845
5.000%, 12/20/2039 to 11/20/2045	721	800
4.500%, 01/20/2040 to 04/15/2047	20,411	21,986
4.000%, 07/15/2045 to 07/15/2047	19,135	20,332
3.500%, 03/20/2046 to 06/20/2047	34,483	36,006
3.000%, 04/15/2045 to 12/20/2046	15,555	15,897

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
2.500%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.440%, 01/20/2060	$900	$924
2.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 07/20/2034	11	11
GNMA CMO, Ser 2001-22, Cl PS
17.814%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	257	359
GNMA CMO, Ser 2002-57, Cl SB
94.083%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	34	129
GNMA CMO, Ser 2003-60, Cl GS
10.370%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	28	32
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	13	13
GNMA CMO, Ser 2005-7, Cl JM
14.019%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	7	8
GNMA CMO, Ser 2006-16, Cl GS, IO
5.762%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	665	119
GNMA CMO, Ser 2007-78, Cl SA, IO
5.304%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	4,022	627
GNMA CMO, Ser 2009-106, Cl KS, IO
5.172%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	5,105	775
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,616
GNMA CMO, Ser 2009-66, Cl XS, IO
5.574%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	49	8
GNMA CMO, Ser 2009-8, Cl PS, IO
5.074%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	45	6
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	105	102
GNMA CMO, Ser 2010-31, Cl GS, IO
5.269%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	166	11
GNMA CMO, Ser 2010-4, Cl NS, IO
5.164%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	7,205	1,324
GNMA CMO, Ser 2010-4, Cl SL, IO
5.172%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	151	28
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,815	1,918

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-85, Cl HS, IO
5.419%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	$507	$62
GNMA CMO, Ser 2010-H10, Cl FC
2.220%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	3,222	3,266
GNMA CMO, Ser 2010-H26, Cl LF
1.426%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	4,164	4,129
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	77	18
GNMA CMO, Ser 2011-H09, Cl AF
1.576%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	1,291	1,290
GNMA CMO, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (B)	7,030	176
GNMA CMO, Ser 2012-124, Cl AS, IO
4.974%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	1,038	197
GNMA CMO, Ser 2012-142, Cl IO, IO
1.027%, 04/16/2054 (B)	18,990	803
GNMA CMO, Ser 2012-27, Cl IO, IO
1.014%, 04/16/2053 (B)	10,254	376
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,229	94
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	848	153
GNMA CMO, Ser 2013-145, Cl IO, IO
1.073%, 09/16/2044 (B)	9,536	521
GNMA CMO, Ser 2013-163, Cl IO, IO
1.159%, 02/16/2046 (B)	12,204	656
GNMA CMO, Ser 2013-63, Cl IO, IO
0.777%, 09/16/2051 (B)	3,500	186
GNMA CMO, Ser 2013-H01, Cl TA
1.576%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	965	966
GNMA CMO, Ser 2013-H01, Cl JA
1.396%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,133	1,125
GNMA CMO, Ser 2014-124, Cl IE, IO
0.747%, 05/16/2054 (B)	9,599	428
GNMA CMO, Ser 2014-186, Cl IO, IO
0.781%, 08/16/2054 (B)	15,202	793
GNMA CMO, Ser 2014-47, Cl IA, IO
0.391%, 02/16/2048 (B)	2,179	86
GNMA CMO, Ser 2014-50, Cl IO, IO
0.892%, 09/16/2055 (B)	8,574	472
GNMA CMO, Ser 2014-H04, Cl FB
1.874%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,421	2,431

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	$611	$122
GNMA CMO, Ser 2016-128, Cl IO, IO
0.977%, 09/16/2056 (B)	13,155	1,001
GNMA CMO, Ser 2016-135, Cl SB, IO
4.872%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	642	182
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	80	16
GNMA TBA
4.500%, 09/15/2039 to 11/15/2039	33,150	35,258
4.000%, 09/01/2039 to 10/01/2039	46,125	48,590
3.500%, 09/15/2041 to 10/15/2041	90,840	94,697
3.000%, 09/01/2042 to 10/01/2042	90,330	92,113
GNMA, Ser 2011-109, Cl AB
2.700%, 04/16/2043	11	11
GNMA, Ser 2011-92, Cl AB
2.700%, 11/16/2044	16	16
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	77	76
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.673%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	4,021	4,027
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
1.593%, VAR LIBOR USD 1 Month+0.370%, 11/06/2017	1,467	1,468
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.783%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	325	326
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.783%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	299	301
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.673%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	33	33

		1,815,342

Non-Agency Mortgage-Backed Obligations — 4.8%
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	78	71
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
1.776%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	4,793	4,719
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.807%, 03/26/2037 (B)(C)	156	156

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.491%, 11/28/2035 (B)(C)	$109	$108
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.085%, 11/25/2021 (B)	43	39
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.157%, 04/25/2037 (B)	151	133
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	15	15
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	160	171
Banc of America Funding, Ser 2004-C, Cl 1A1
3.231%, 12/20/2034 (B)	60	60
Banc of America Funding, Ser 2005-B, Cl 2A1
3.590%, 04/20/2035 (B)	1,944	1,722
Banc of America Funding, Ser 2006-G, Cl 2A4
1.518%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	6,341	6,396
Banc of America Funding, Ser 2015-R2, Cl 9A1
1.449%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	4,102	3,981
Banc of America Re-Remic Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/2030 (C)	242	249
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
1.462%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (C)	1,131	1,065
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,494
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	142	145
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.716%, 05/25/2034 (B)	42	42
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.952%, 05/25/2034 (B)	129	120
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.580%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+2.050%, 08/25/2035	142	144
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.972%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	14	14
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.345%, 06/11/2041 (B)(C)	131	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	$2,574	$–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.551%, 12/11/2049 (B)(C)	1,080	–
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	1,686	1,689
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	480	475
CD Commercial Mortgage Trust, Ser 2016-CDS, Cl A4
3.526%, 11/01/2049	1,280	1,346
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 01/10/2027	1,240	1,314
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	765
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (B)(C)	1,329	1,420
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2021	791	791
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 02/10/2026	966	991
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	964	1,010
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2026	712	760
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	586	587
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	791
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 05/15/2027	965	1,003
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl D
6.626%, VAR LIBOR USD 1 Month+5.400%, 11/15/2021 (C)	4,030	4,028
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.496%, 02/25/2037 (B)	84	84

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.692%, 02/25/2037 (B)	$91	$92
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.657%, 07/25/2037 (B)	135	134
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
2.116%, VAR ICE LIBOR USD 1 Month+0.390%, 10/25/2034	3,500	3,358
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
1.564%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2035 (C)	3,211	3,071
Chicago Skyscraper Trust, Ser 2017-SKY, Cl B
2.327%, VAR LIBOR USD 1 Month+1.100%, 04/15/2030 (C)	1,300	1,301
CHL Mortgage Pass-Through Trust, Ser 2004- 14, Cl 4A1
3.137%, 08/25/2034 (B)	166	161
CHL Mortgage Pass-Through Trust, Ser 2005- 20, Cl A7
5.250%, 12/25/2027	244	234
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,402	1,404
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A4
3.093%, 03/10/2023	567	586
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	654	666
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,368
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	1,716	1,813
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	874	897
Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,521
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (B)	151	152
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.172%, 02/25/2034 (B)	30	29
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
3.200%, 05/25/2034 (B)(C)	228	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.236%, 08/25/2034 (B)	$79	$78
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.800%, 09/25/2033 (B)(C)	189	191
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2023 (B)(C)	1,290	1,302
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	145	146
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	540
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	207
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	238
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 09/10/2023	260	278
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.082%, 10/10/2046 (B)	90	95
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	2,342	2,345
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	2,089	2,213
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,263
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	119	121
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.373%, 03/10/2047 (B)	15,173	875
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	258	277
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	908	960
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	530
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	1,408	1,487
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	138
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.350%, 01/10/2025 (B)	17,427	1,198
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	742
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.947%, 10/15/2018	1,700	1,708
COMM Mortgage Trust, Ser 300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,478

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 3BP, Cl A
3.178%, 02/10/2035 (C)	$1,460	$1,496
COMM Mortgage Trust, Ser 787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,536
COMM Mortgage Trust, Ser CR12, Cl A4
4.046%, 10/10/2046	155	168
COMM Mortgage Trust, Ser CR2, Cl A4
3.147%, 08/15/2045	209	217
COMM Mortgage Trust, Ser CR4, Cl A2
1.801%, 10/15/2045	324	324
COMM Mortgage Trust, Ser UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,753
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	756	772
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	66	66
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	498
Commercial Mortgage Pass-Through Certificates, Ser 277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,428
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	218	217
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	815	797
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	375	391
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.876%, VAR 12 Month Treas Avg+1.100%, 08/25/2035	354	260
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	2,593	2,757
CSAIL Commercial Mortgage Trust, Ser C5, Cl ASB
3.533%, 11/15/2048	327	344
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	222	225
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	129	138
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	5,031	4,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	$210	$225
CSMC Trust, Ser 2016-BDWN, Cl B
5.727%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (C)	1,720	1,724
CSMC Trust, Ser 2016-BDWN, Cl A
4.127%, VAR LIBOR USD 1 Month+2.900%, 02/15/2029 (C)	4,260	4,319
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 02/10/2027	433	447
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	3,042
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.031%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	840	779
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.882%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	8,858	8,985
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.084%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	4,960	5,154
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.132%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	3,030	3,140
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
3.035%, 09/25/2034 (B)	189	186
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,957	205
GE Business Loan Trust, Ser 2007-1A, Cl A
1.397%, VAR LIBOR USD 1 Month+0.170%, 04/16/2035 (C)	617	593
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	257	261
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.866%, 11/10/2039 (B)(C)	1,094	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	209
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 04/10/2023	2,350	2,489
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	433

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	$602	$610
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	668	710
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.869%, 07/10/2048 (B)	38,288	1,864
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	734
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,117
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	1,845	1,915
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
3.398%, 09/25/2035 (B)(C)	260	29
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	118	122
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	31	31
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
2.132%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	116	117
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2026	1,200	1,184
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.832%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	136	135
Impac CMB Trust, Ser 2007-A, Cl M1
2.032%, VAR ICE LIBOR USD 1 Month+0.800%, 05/25/2037 (C)	1,839	1,710
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.582%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	169	165
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,909	4,362
Indymac Index Mortgage Loan Trust, Ser 2004- AR7, Cl A2
2.092%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	22	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004- AR8, Cl 2A2A
2.032%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	$36	$32
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.063%, 11/15/2045 (B)	410	432
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,004	1,016
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (B)	230	248
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	1,607	1,716
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (B)	750	764
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 08/15/2024	844	895
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,835
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	666	680
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	563	580
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,424
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	999	1,071
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	993	1,050
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,120	4,409
JPMBB Commercial Mortgage Securities Trust, Ser C1, Cl ASB
3.316%, 03/15/2049	1,775	1,854
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 11/15/2026	2,149	2,280
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	849

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (B)	$4,589	$4,845
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 10/15/2026	291	308
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 02/15/2027 (B)	3,610	3,772
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	–	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.271%, 06/12/2043 (B)	6,956	9
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.381%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	234	233
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	1,123	1,122
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	87	88
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	426	428
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	710	761
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	2,965	3,006
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,132	1,189
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	213	213
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	2,332	2,352
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	646
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	79	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
4.077%, VAR LIBOR USD 1 Month+2.850%, 05/15/2028 (C)	$1,280	$1,283
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	641	636
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	993	1,004
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	1,310	1,310
JPMorgan Chase Commercial Mortgage Securities Trust, Ser CNTR, Cl A2
4.311%, 08/05/2032 (C)	2,601	2,710
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl ASB
3.733%, 01/15/2049	907	968
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.016%, 06/25/2034 (B)	698	693
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.498%, 02/25/2035 (B)	251	257
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.300%, 04/25/2035 (B)	69	70
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.713%, 08/25/2034 (B)	311	314
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.154%, 11/25/2033 (B)	310	315
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.247%, 02/15/2041 (B)(C)	3,390	–
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.120%, 04/15/2041 (B)	64	65
Liberty Street Trust, Ser 225L, Cl A
3.597%, 02/10/2036 (C)	1,465	1,531
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.323%, 11/21/2034 (B)	3,609	3,703
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.323%, 11/21/2034 (B)	491	503
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	628	630
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	25	20

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
1.625%, 06/25/2034 (B)	$7	$7
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	333	285
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,642	1,547
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
1.582%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	322	273
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
3.345%, 10/25/2032 (B)	6	6
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
3.002%, 10/25/2032 (B)	60	60
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.554%, 07/25/2033 (B)	67	66
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.108%, 12/25/2034 (B)	221	223
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.305%, 02/25/2034 (B)	77	78
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.268%, 02/25/2034 (B)	191	194
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.218%, 08/25/2034 (B)	120	123
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.176%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	148	142
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.216%, 02/25/2036 (B)	135	137
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.634%, 12/12/2049 (B)(C)	447	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.514%, 08/15/2045 (B)(C)	3,661	212
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (B)	1,600	1,742

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	$326	$328
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	108	108
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	1,295	1,379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 10/15/2025	3,493	3,491
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C6, Cl A2
1.868%, 11/15/2045	167	167
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.250%, 11/15/2049 (B)	16,392	1,180
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	1,395	1,382
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	756	758
Morgan Stanley Capital I Trust, Ser UBS9, Cl A1
1.711%, 03/15/2049	771	764
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.306%, 02/12/2044 (B)(C)	5,909	70
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.674%, 04/25/2034 (B)	220	231
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	19	11
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
1.499%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	5,509	4,680
Mortgage Repurchase Agreement Financing Trust, Ser 2016-4, Cl A1
2.431%, VAR ICE LIBOR USD 1 Month+1.200%, 05/10/2019 (C)	2,040	2,035
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	2,030	2,047
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (B)(C)	3,843	4,006
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	8,751	9,148

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.598%, 05/25/2036 (B)	$236	$231
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.304%, VAR ICE LIBOR USD 1 Month+0.150%, 07/26/2036 (C)	197	196
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,195	1,271
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl M6
2.539%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,216
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	81	85
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	15	13
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,513	1,447
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	889	901
RALI Trust, Ser 2005-QO2, Cl A1
2.136%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	514	491
RALI Trust, Ser 2005-QO5, Cl A1
1.776%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	732	642
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	235	248
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	19	19
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/13/2032 (B)(C)	1,380	1,476
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	61	65
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	298	299
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.280%, 12/25/2034 (B)	530	532
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
2.177%, 06/15/2033	1,340	1,340
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.753%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	232	215
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (B)(C)	267	267

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
1.552%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035		$2,105	$2,004
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.432%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024		1,481	1,530
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
1.891%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034		158	152
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
1.689%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035		2,050	1,968
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2001-15A, Cl 4A1
3.184%, 10/25/2031 (B)		42	42
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033		277	284
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.278%, 10/25/2033 (B)		3,303	3,353
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.046%, 12/25/2033 (B)		83	83
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.872%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043		328	317
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.504%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP	1,714	2,218
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.086%, 05/10/2045 (B)(C)		$4,753	373
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050		1,930	1,995
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063		38	38
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017		445	445
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046		250	250

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	$100	$103
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2027 (C)	1,210	1,292
VNDO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,170
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.056%, 06/15/2045 (B)(C)	6,870	–
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
3.022%, 01/25/2033 (B)	125	127
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.844%, 10/25/2033 (B)	168	171
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
3.235%, 06/25/2033 (B)	139	140
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
3.116%, 08/25/2033 (B)	127	128
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.743%, 08/25/2033 (B)	94	95
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.800%, 09/25/2033 (B)	294	299
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	1	1
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
14.025%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	26	32
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	452	471
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
3.136%, 06/25/2034 (B)	111	113
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	336	67
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
1.522%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2045	2,398	2,347
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.846%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,986	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.148%, VAR Cost of Funds 11th District of San Fran+1.500%, 10/25/2046	$620	$603
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.713%, 11/25/2036 (B)	187	179
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.145%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	277	275
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
1.542%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	256	162
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	21	22
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	44	40
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	78	72
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/2028 (B)(C)	1,530	1,551
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,328
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
3.019%, 02/25/2034 (B)	125	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.601%, 12/25/2034 (B)	105	109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.278%, 12/25/2034 (B)	174	176
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.221%, 07/25/2034 (B)	262	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.257%, 08/25/2034 (B)	49	50
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.475%, 08/25/2035 (B)	121	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.309%, 06/25/2035 (B)	241	246

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
3.206%, 10/25/2033 (B)	$83	$84
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.034%, 11/25/2036 (B)	191	189
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.174%, 04/25/2036 (B)	3,722	3,917
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.194%, 04/25/2036 (B)	177	175
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.457%, 06/15/2045 (B)(C)	2,815	149
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.370%, 03/15/2048 (B)(C)	13,864	673
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	163
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	130
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	226
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.203%, 03/15/2047 (B)	4,995	255
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,295
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.141%, 08/15/2047 (B)	15,626	852
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,396
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.672%, 10/15/2057 (B)	5,288	179
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	$1,330	$1,395

		288,090

Total Mortgage-Backed Securities (Cost $2,092,016) ($ Thousands)		2,103,432

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bills
1.102%, 01/25/2018 (A)	31,375	31,245
0.824%, 09/07/2017 (A)	960	960
U.S. Treasury Bonds
6.250%, 05/15/2030	4,035	5,834
5.250%, 11/15/2028	15,020	19,625
3.000%, 05/15/2045	35,601	37,607
3.000%, 11/15/2045	6,757	7,133
3.000%, 02/15/2047	39,472	41,678
3.000%, 05/15/2047	93,211	98,469
2.875%, 08/15/2045	21,590	22,251
2.875%, 11/15/2046	19,647	20,233
2.750%, 08/15/2047	23,119	23,236
2.500%, 02/15/2045	103,153	98,773
2.500%, 02/15/2046	67,350	64,304
2.500%, 05/15/2046	25,952	24,763
2.250%, 08/15/2046	30,315	27,381
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	598	689
1.375%, 07/15/2018	7,866	7,986
0.875%, 02/15/2047	11,287	11,305
0.750%, 02/15/2042	2,298	2,247
0.750%, 02/15/2045	10,023	9,693
0.625%, 01/15/2024	2,447	2,513
0.625%, 02/15/2043	9,056	8,572
0.375%, 07/15/2027	13,070	13,093
0.125%, 04/15/2018	9,527	9,504
0.125%, 04/15/2021	7,746	7,781
0.125%, 04/15/2022	4,160	4,172
0.125%, 07/15/2026	25,931	25,467
U.S. Treasury Notes
2.375%, 06/30/2018	10,670	10,770
2.375%, 05/15/2027	35,203	35,966
2.250%, 02/15/2027	17,223	17,414
2.250%, 08/15/2027	45,580	46,096
2.125%, 12/31/2022	54,055	55,020
2.125%, 07/31/2024	2,148	2,173
2.000%, 08/31/2021	745	756
2.000%, 10/31/2021	15,220	15,444
2.000%, 12/31/2021	10,269	10,417
2.000%, 02/15/2025	1,480	1,481
2.000%, 11/15/2026	26,099	25,858

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 01/31/2022	$27,322	$27,566
1.875%, 03/31/2022	18,033	18,184
1.875%, 04/30/2022	25,074	25,274
1.875%, 07/31/2022	178,880	180,208
1.750%, 01/31/2023	17,905	17,874
1.625%, 07/31/2020	27,182	27,334
1.625%, 08/31/2022	55,387	55,166
1.500%, 08/31/2018	17,630	17,671
1.500%, 05/31/2020	22,155	22,210
1.500%, 06/15/2020	1,703	1,707
1.500%, 07/15/2020	15,953	15,986
1.500%, 08/15/2020	41,561	41,641
1.500%, 08/15/2026	19,675	18,723
1.375%, 07/31/2018	17,330	17,348
1.375%, 11/30/2018	25,265	25,295
1.375%, 07/31/2019	93,228	93,315
1.375%, 08/31/2020	4,022	4,014
1.375%, 01/31/2021	53,880	53,627
1.250%, 03/31/2019	27,367	27,342
1.250%, 04/30/2019	6,051	6,045
1.250%, 05/31/2019	5,449	5,443
1.250%, 06/30/2019	9,818	9,805
1.250%, 08/31/2019	43,023	42,956
1.125%, 02/28/2021	12,575	12,403
1.125%, 07/31/2021	30,430	29,892
1.000%, 08/15/2018	58,555	58,422
U.S. Treasury STRIPS
2.871%, 08/15/2045 (A)	7,195	3,284
0.000%, 02/15/2045 (A)	13,435	6,224

Total U.S. Treasury Obligations (Cost $1,691,503) ($ Thousands)		1,712,868

CORPORATE OBLIGATIONS — 28.2%

Consumer Discretionary — 1.9%
21st Century Fox America
8.875%, 04/26/2023	150	195
6.650%, 11/15/2037	310	412
6.200%, 12/15/2034	265	333
Advance Auto Parts
5.750%, 05/01/2020	175	189
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	1,405	1,421
2.700%, 07/26/2022 (C)	2,355	2,362
Amazon.com
4.950%, 12/05/2044	600	699
4.800%, 12/05/2034	187	214
4.250%, 08/22/2057 (C)	399	415
4.050%, 08/22/2047 (C)	1,560	1,605
3.875%, 08/22/2037 (C)	840	866
3.150%, 08/22/2027 (C)	3,619	3,684

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 08/22/2024 (C)	$4,514	$4,581
2.400%, 02/22/2023 (C)	2,010	2,019
1.900%, 08/21/2020 (C)	2,404	2,414
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,425	1,506
AutoZone
3.750%, 06/01/2027	1,630	1,661
2.500%, 04/15/2021	44	44
BMW US Capital LLC
2.150%, 04/06/2020 (C)	2,085	2,104
CBS
3.375%, 02/15/2028	1,145	1,128
2.500%, 02/15/2023	2,285	2,275
Charter Communications Operating LLC
6.484%, 10/23/2045	630	724
6.384%, 10/23/2035	380	435
5.375%, 05/01/2047 (C)	925	945
4.908%, 07/23/2025	1,795	1,923
4.464%, 07/23/2022	4,520	4,781
3.750%, 02/15/2028 (C)	895	874
Comcast
7.050%, 03/15/2033	50	69
4.750%, 03/01/2044	120	133
4.400%, 08/15/2035	4,015	4,335
4.250%, 01/15/2033	360	385
4.200%, 08/15/2034	570	603
4.000%, 08/15/2047	400	402
3.200%, 07/15/2036	170	158
3.150%, 02/15/2028	2,969	2,973
2.350%, 01/15/2027	970	913
Comcast Cable Communications Holdings
9.455%, 11/15/2022	100	134
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	2,620	2,635
2.300%, 01/06/2020 (C)	3,120	3,137
Discovery Communications
4.950%, 05/15/2042	395	386
Discovery Communications LLC
4.875%, 04/01/2043	775	746
Ford Motor
5.291%, 12/08/2046	1,590	1,632
4.750%, 01/15/2043	100	97
Ford Motor Credit LLC
8.125%, 01/15/2020	520	588
5.875%, 08/02/2021	2,400	2,682
5.000%, 05/15/2018	206	210
3.810%, 01/09/2024	975	996
3.339%, 03/28/2022	1,735	1,768
3.157%, 08/04/2020	200	205
3.096%, 05/04/2023	200	199
2.979%, 08/03/2022	3,310	3,308
2.875%, 10/01/2018	2,000	2,020

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.597%, 11/04/2019	$2,520	$2,543
1.724%, 12/06/2017	2,000	2,001
General Motors
6.600%, 04/01/2036	1,510	1,769
6.250%, 10/02/2043	940	1,055
5.400%, 04/01/2048	1,060	1,072
5.150%, 04/01/2038	1,395	1,412
4.200%, 10/01/2027	663	672
General Motors Financial
4.350%, 01/17/2027	3,115	3,199
3.200%, 07/13/2020	159	162
Grupo Televisa
6.125%, 01/31/2046	405	471
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	96
2.125%, 10/02/2017 (C)	140	140
McDonald’s MTN
4.875%, 12/09/2045	1,586	1,805
3.700%, 01/30/2026	840	884
3.500%, 03/01/2027	270	280
2.750%, 12/09/2020	895	917
NBCUniversal Media LLC
4.450%, 01/15/2043	260	275
Newell Brands
4.200%, 04/01/2026	590	629
3.850%, 04/01/2023	570	603
3.150%, 04/01/2021	370	380
2.600%, 03/29/2019	71	72
QVC
5.950%, 03/15/2043	50	49
Time Warner
6.250%, 03/29/2041	355	425
5.375%, 10/15/2041	562	607
4.850%, 07/15/2045	160	161
4.750%, 03/29/2021	780	843
4.700%, 01/15/2021	160	172
3.800%, 02/15/2027	1,000	1,007
3.550%, 06/01/2024	5,000	5,124
Time Warner Cable
8.250%, 04/01/2019	2,890	3,157
7.300%, 07/01/2038	100	123
6.550%, 05/01/2037	495	573
5.875%, 11/15/2040	210	225
Time Warner Cable LLC
6.750%, 07/01/2018	1,500	1,559
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,854
TJX
2.250%, 09/15/2026	530	500
Toyota Motor Credit MTN
2.600%, 01/11/2022	2,940	2,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
4.850%, 12/15/2034	$877	$845
4.375%, 03/15/2043	1,066	916
4.250%, 09/01/2023	200	207
3.875%, 04/01/2024	230	233
Wal-Mart Stores
4.300%, 04/22/2044	3,925	4,380
3.300%, 04/22/2024	175	185

		117,102

Consumer Staples — 2.5%
Altria Group
9.250%, 08/06/2019	2,120	2,416
4.750%, 05/05/2021	490	536
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	6,287	7,167
3.700%, 02/01/2024	97	103
3.650%, 02/01/2026	3,607	3,752
3.300%, 02/01/2023	8,815	9,154
2.650%, 02/01/2021	4,595	4,688
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	114
5.375%, 01/15/2020	2,360	2,552
2.500%, 07/15/2022	2,086	2,108
BAT Capital
4.540%, 08/15/2047 (C)	2,004	2,070
3.557%, 08/15/2027 (C)	4,887	4,956
3.222%, 08/15/2024 (C)	1,410	1,427
2.764%, 08/15/2022 (C)	6,351	6,406
2.297%, 08/14/2020 (C)	1,056	1,061
Church & Dwight
3.950%, 08/01/2047	535	537
3.150%, 08/01/2027	535	537
2.450%, 08/01/2022	535	536
Coca-Cola
3.300%, 09/01/2021	52	55
Coca-Cola Femsa
2.375%, 11/26/2018	898	904
Costco Wholesale
3.000%, 05/18/2027	2,560	2,589
2.750%, 05/18/2024	2,200	2,225
2.300%, 05/18/2022	2,545	2,562
2.150%, 05/18/2021	494	497
CVS Health
5.125%, 07/20/2045	446	514
3.875%, 07/20/2025	929	976
3.500%, 07/20/2022	325	340
2.750%, 12/01/2022	230	233
CVS Pass-Through Trust
6.036%, 12/10/2028	1,881	2,149
5.926%, 01/10/2034 (C)	171	199
5.880%, 01/10/2028	124	140

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.789%, 01/10/2026 (C)	$1,086	$1,191
Danone
2.947%, 11/02/2026 (C)	1,240	1,210
2.589%, 11/02/2023 (C)	1,580	1,560
2.077%, 11/02/2021 (C)	1,030	1,016
Diageo Capital
1.125%, 04/29/2018	150	150
Diageo Investment
2.875%, 05/11/2022	3,730	3,847
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,397
ERAC USA Finance LLC
4.500%, 02/15/2045 (C)	335	337
3.300%, 12/01/2026 (C)	1,686	1,668
2.700%, 11/01/2023 (C)	450	446
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	3,500	3,719
Imperial Brands Finance
2.050%, 02/11/2018 (C)	790	790
Kraft Heinz Foods
6.500%, 02/09/2040	700	870
6.125%, 08/23/2018	475	495
5.375%, 02/10/2020	827	891
5.200%, 07/15/2045	140	152
5.000%, 07/15/2035	370	403
5.000%, 06/04/2042	290	306
4.375%, 06/01/2046	3,961	3,841
3.950%, 07/15/2025	1,570	1,627
3.500%, 06/06/2022	2,665	2,770
3.500%, 07/15/2022	1,615	1,676
3.000%, 06/01/2026	2,295	2,211
2.800%, 07/02/2020	2,760	2,810
Kroger
2.950%, 11/01/2021	1,215	1,237
Molson Coors Brewing
3.500%, 05/01/2022	220	229
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,815	6,686
1.625%, 10/28/2019 (C)	4,890	4,850
PepsiCo
3.600%, 03/01/2024	150	160
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,421
Philip Morris International
5.650%, 05/16/2018	265	273
2.900%, 11/15/2021	550	564
2.500%, 08/22/2022	1,530	1,543
2.000%, 02/21/2020	4,245	4,259
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	4,650	4,670
Reynolds American
8.125%, 06/23/2019	570	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.150%, 09/15/2043	$480	$595
5.850%, 08/15/2045	1,943	2,351
3.250%, 06/12/2020	386	397
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	2,315	2,303
1.900%, 09/23/2019	5,025	5,011
UBM
5.750%, 11/03/2020 (C)	850	898
University of Southern California
3.028%, 10/01/2039	2,500	2,388
Walgreens
5.250%, 01/15/2019	50	52
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,541
3.450%, 06/01/2026	710	712
3.300%, 11/18/2021	3,058	3,167
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,221
2.400%, 10/21/2018 (C)	290	292

		148,337

Energy — 3.0%
Anadarko Petroleum
5.550%, 03/15/2026	1,909	2,131
4.500%, 07/15/2044	1,695	1,594
Apache
6.900%, 09/15/2018	180	188
5.100%, 09/01/2040	520	542
4.750%, 04/15/2043	420	416
4.250%, 01/15/2044	1,770	1,645
3.250%, 04/15/2022	56	57
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,959
BP Capital Markets
3.723%, 11/28/2028	290	303
3.588%, 04/14/2027	2,240	2,321
3.561%, 11/01/2021	110	116
3.506%, 03/17/2025	490	511
3.245%, 05/06/2022	950	989
3.216%, 11/28/2023	5,555	5,715
3.119%, 05/04/2026	400	404
3.062%, 03/17/2022	1,859	1,923
1.674%, 02/13/2018	434	434
Canadian Natural Resources
6.450%, 06/30/2033	200	233
3.850%, 06/01/2027	644	645
Cenovus Energy
5.400%, 06/15/2047 (C)	547	516
Chevron
3.191%, 06/24/2023	95	99
2.954%, 05/16/2026	1,550	1,567
2.895%, 03/03/2024	4,240	4,347

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.355%, 12/05/2022	$290	$292
1.961%, 03/03/2020	81	82
Cimarex Energy
4.375%, 06/01/2024	1,290	1,368
3.900%, 05/15/2027	1,000	1,015
CNOOC Finance 2013
3.000%, 05/09/2023	253	255
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,974
Conoco Funding
6.950%, 04/15/2029	995	1,299
ConocoPhillips
4.150%, 11/15/2034	2,343	2,397
3.350%, 05/15/2025	100	104
Devon Energy
5.850%, 12/15/2025	880	1,007
5.600%, 07/15/2041	510	544
5.000%, 06/15/2045	1,070	1,086
4.750%, 05/15/2042	127	124
3.250%, 05/15/2022	670	678
Devon Financing
7.875%, 09/30/2031	520	687
Ecopetrol
5.875%, 05/28/2045	2,650	2,579
4.125%, 01/16/2025	167	167
Enbridge
3.700%, 07/15/2027	1,145	1,154
2.900%, 07/15/2022	1,668	1,679
Enbridge Energy Partners
7.375%, 10/15/2045	465	603
5.500%, 09/15/2040	790	839
Encana
6.500%, 02/01/2038	1,085	1,259
Energy Transfer
8.250%, 11/15/2029	3,795	4,991
6.125%, 12/15/2045	1,200	1,313
4.900%, 02/01/2024	250	268
2.500%, 06/15/2018	1,190	1,196
Enterprise Products Operating LLC
6.300%, 09/15/2017	75	75
4.050%, 02/15/2022	14	15
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	490	522
ExxonMobil
4.114%, 03/01/2046	910	974
3.043%, 03/01/2026	1,140	1,172
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,022
3.875%, 07/15/2022 (C)	2,170	2,272
Halliburton
5.000%, 11/15/2045	1,360	1,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 11/15/2025	$1,070	$1,105
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	200	204
Kerr-McGee
6.950%, 07/01/2024	3,107	3,671
Kinder Morgan
5.550%, 06/01/2045	755	801
5.000%, 02/15/2021 (C)	2,835	3,042
4.300%, 06/01/2025	4,885	5,109
3.150%, 01/15/2023	2,659	2,661
3.050%, 12/01/2019	93	94
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,653
5.400%, 09/01/2044	740	759
5.000%, 03/01/2043	50	49
Marathon Oil
6.600%, 10/01/2037	938	1,039
Marathon Petroleum
5.000%, 09/15/2054	810	771
4.750%, 09/15/2044	360	349
Newfield Exploration
5.625%, 07/01/2024	1,620	1,725
Noble Energy
5.250%, 11/15/2043	150	154
5.050%, 11/15/2044	186	188
4.950%, 08/15/2047	330	332
4.150%, 12/15/2021	2,080	2,202
3.900%, 11/15/2024	1,200	1,231
3.850%, 01/15/2028	680	682
Occidental Petroleum
4.625%, 06/15/2045	400	436
4.400%, 04/15/2046	200	213
4.100%, 02/15/2047	720	734
3.400%, 04/15/2026	100	103
3.125%, 02/15/2022	810	840
3.000%, 02/15/2027	510	506
2.700%, 02/15/2023	150	151
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,271
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,358
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,212
6.250%, 03/17/2024	1,930	2,046
Petrobras International Finance
5.375%, 01/27/2021	6,010	6,216
Petroleos del Peru
4.750%, 06/19/2032 (C)	2,440	2,564
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	2,400
6.500%, 03/13/2027 (C)	988	1,107
5.625%, 01/23/2046	1,290	1,213

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 01/18/2024	$81	$84
3.500%, 01/30/2023	785	778
2.460%, 12/15/2025	2,661	2,706
2.378%, 04/15/2025	1,392	1,410
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	104
6.750%, 09/21/2047 (C)	990	1,056
6.500%, 03/13/2027 (C)	1,335	1,493
Phillips 66 Partners
4.900%, 10/01/2046	1,200	1,213
Plains All American Pipeline
4.500%, 12/15/2026	330	338
Sabine Pass Liquefaction LLC
5.875%, 06/30/2026	725	810
5.625%, 03/01/2025	1,500	1,655
5.000%, 03/15/2027	1,385	1,469
4.200%, 03/15/2028	1,260	1,265
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	699
3.000%, 12/21/2020 (C)	4,860	4,989
Schlumberger Investment
3.650%, 12/01/2023	100	107
3.300%, 09/14/2021 (C)	317	329
Shell International Finance
6.375%, 12/15/2038	660	900
4.550%, 08/12/2043	490	537
4.375%, 03/25/2020	70	75
4.375%, 05/11/2045	990	1,064
4.300%, 09/22/2019	500	526
4.125%, 05/11/2035	3,265	3,483
4.000%, 05/10/2046	1,381	1,403
3.750%, 09/12/2046	100	98
3.400%, 08/12/2023	2,145	2,259
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,104
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,043
Statoil
5.250%, 04/15/2019	200	211
3.700%, 03/01/2024	1,085	1,156
Suncor Energy
3.600%, 12/01/2024	3,121	3,224
TC PipeLines
3.900%, 05/25/2027	1,090	1,102
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,595
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	2,075	2,068
Total Capital International
2.875%, 02/17/2022	3,515	3,616
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	$1,390	$1,811
Williams
8.750%, 03/15/2032	1,284	1,643
7.875%, 09/01/2021	1,324	1,546
7.750%, 06/15/2031	339	410
7.500%, 01/15/2031	9	11
Williams Partners
5.100%, 09/15/2045	995	1,040
3.900%, 01/15/2025	1,500	1,541
3.750%, 06/15/2027	1,535	1,536
3.600%, 03/15/2022	124	128
XTO Energy
5.500%, 06/15/2018	500	515

		180,190

Financials — 10.0%
Aegon
2.397%, VAR USD ICE Swap 11:00 NY 10 Year+0.100%, 07/29/2049	2,180	1,842
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
American Express
2.500%, 08/01/2022	3,890	3,908
American Express Credit MTN
2.250%, 08/15/2019	3,165	3,194
1.800%, 07/31/2018	195	195
American International Group
6.250%, 05/01/2036	1,085	1,382
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,810
4.375%, 01/15/2055	260	257
3.900%, 04/01/2026	1,805	1,884
Anadarko Finance
7.500%, 05/01/2031	240	301
Australia & New Zealand Banking Group
1.431%, VAR ICE LIBOR USD 6 Month+0.150%, 10/29/2049	1,400	1,118
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Year+3.000%, 08/11/2026 (C)	1,390	1,390
Banco Santander
4.250%, 04/11/2027	1,715	1,787
3.500%, 04/11/2022	1,440	1,483
Bank of America
7.625%, 06/01/2019	3,000	3,285
6.875%, 11/15/2018	125	133
6.000%, 09/01/2017	4,675	4,675
5.750%, 12/01/2017	235	237
Bank of America MTN
6.875%, 04/25/2018	1,845	1,905

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.650%, 05/01/2018	$8,040	$8,242
5.625%, 07/01/2020	180	197
5.000%, 01/21/2044	1,900	2,206
4.450%, 03/03/2026	4,802	5,105
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	1,851	1,955
4.200%, 08/26/2024	3,720	3,918
4.100%, 07/24/2023	305	326
4.000%, 04/01/2024	6,110	6,491
4.000%, 01/22/2025	1,825	1,889
3.875%, 08/01/2025	1,180	1,241
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	5,000	5,115
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	4,765	4,821
3.500%, 04/19/2026	1,210	1,232
3.300%, 01/11/2023	3,643	3,747
2.625%, 04/19/2021	2,525	2,552
2.503%, 10/21/2022	3,555	3,530
2.487%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	168
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	3,595	3,605
2.000%, 01/11/2018	70	70
Bank of Montreal MTN
2.550%, 11/06/2022	200	202
2.375%, 01/25/2019	50	51
1.400%, 09/11/2017	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	151
3.400%, 05/15/2024	5,235	5,461
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	159
3.250%, 09/11/2024	270	279
3.250%, 05/16/2027	2,212	2,264
Bank of Nova Scotia
1.450%, 04/25/2018	300	300
Barclays Bank MTN
6.050%, 12/04/2017 (C)	850	859
Bear Stearns
7.250%, 02/01/2018	6,570	6,716
6.400%, 10/02/2017	5,370	5,389
4.650%, 07/02/2018	3,000	3,074
Berkshire Hathaway
3.750%, 08/15/2021	488	520
1.550%, 02/09/2018	85	85
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,490
BPCE
5.150%, 07/21/2024 (C)	1,550	1,672
BPCE MTN
1.625%, 01/26/2018	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Branch Banking & Trust
3.800%, 10/30/2026	$250	$267
Brighthouse Financial
4.700%, 06/22/2047 (C)	720	708
3.700%, 06/22/2027 (C)	3,185	3,151
Capital One
2.650%, 08/08/2022	2,549	2,541
Capital One Bank USA
3.375%, 02/15/2023	300	306
Capital One Financial
4.200%, 10/29/2025	479	494
3.750%, 03/09/2027	665	674
Chubb INA Holdings
4.350%, 11/03/2045	1,090	1,206
3.350%, 05/03/2026	420	435
2.300%, 11/03/2020	310	313
Citibank
2.100%, 06/12/2020	4,720	4,747
Citigroup
8.125%, 07/15/2039	1,511	2,362
5.500%, 09/13/2025	1,370	1,549
5.300%, 05/06/2044	255	295
4.750%, 05/18/2046	150	161
4.650%, 07/30/2045	1,140	1,255
4.600%, 03/09/2026	2,785	2,972
4.500%, 01/14/2022	50	54
4.450%, 09/29/2027	3,935	4,170
4.400%, 06/10/2025	2,040	2,157
4.300%, 11/20/2026	590	618
3.875%, 10/25/2023	151	159
3.700%, 01/12/2026	4,060	4,185
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,570	1,594
3.500%, 05/15/2023	930	951
3.200%, 10/21/2026	1,585	1,569
2.500%, 09/26/2018	11,200	11,283
2.150%, 07/30/2018	164	164
2.050%, 12/07/2018	3,000	3,010
1.867%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	1,739	1,488
1.800%, 02/05/2018	4,130	4,133
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,612
CME Group
3.000%, 09/15/2022	400	413
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	956
3.900%, 07/12/2047 (C)	2,189	2,210
Compass Bank
3.875%, 04/10/2025	910	914

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	$1,893	$2,172
5.250%, 08/04/2045	380	450
4.625%, 12/01/2023	2,060	2,240
4.375%, 08/04/2025	1,330	1,412
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	320
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	2,270	2,518
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,499
Credit Suisse NY MTN
5.400%, 01/14/2020	130	140
3.625%, 09/09/2024	1,360	1,426
Discover Bank
4.200%, 08/08/2023	1,000	1,068
2.000%, 02/21/2018	2,000	2,003
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,337
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,730
Fifth Third Bank
2.875%, 10/01/2021	200	205
General Electric
2.100%, 12/11/2019	356	358
General Electric MTN
6.875%, 01/10/2039	1,546	2,254
6.150%, 08/07/2037	537	715
5.875%, 01/14/2038	619	808
5.550%, 05/04/2020	269	295
5.500%, 01/08/2020	288	311
5.300%, 02/11/2021	230	255
4.650%, 10/17/2021	543	599
4.625%, 01/07/2021	184	200
4.375%, 09/16/2020	60	64
1.795%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,710
General Motors Financial
3.450%, 04/10/2022	110	112
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	535
Goldman Sachs Group
6.750%, 10/01/2037	4,296	5,666
6.250%, 02/01/2041	1,290	1,709
6.150%, 04/01/2018	11,500	11,788
5.250%, 07/27/2021	9,460	10,421
5.150%, 05/22/2045	1,870	2,134
4.750%, 10/21/2045	780	871

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 10/21/2025	$1,090	$1,142
3.750%, 05/22/2025	500	516
3.750%, 02/25/2026	1,445	1,491
3.625%, 01/22/2023	508	528
3.500%, 11/16/2026	3,948	3,978
2.750%, 09/15/2020	1,670	1,698
2.625%, 01/31/2019	100	101
2.625%, 04/25/2021	1,305	1,314
2.485%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	223
2.424%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	227
2.375%, 01/22/2018	2,500	2,507
Goldman Sachs Group MTN
7.500%, 02/15/2019	7,408	7,996
6.000%, 06/15/2020	2,795	3,083
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	2,790	2,751
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,975
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	124	135
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,269
Hongkong & Shanghai Banking
1.500%, VAR ICE LIBOR USD 3 Month+0.188%, 07/22/2049	195	162
HSBC Bank
4.750%, 01/19/2021 (C)	250	271
4.125%, 08/12/2020 (C)	261	276
1.600%, VAR ICE LIBOR USD 6 Month+0.100%, 06/29/2049	1,160	960
1.500%, 05/15/2018 (C)	100	100
HSBC Finance
6.676%, 01/15/2021	1,530	1,740
HSBC Holdings
5.100%, 04/05/2021	170	186
4.375%, 11/23/2026	2,029	2,133
4.300%, 03/08/2026	4,995	5,391
4.250%, 03/14/2024	1,715	1,805
4.250%, 08/18/2025	1,520	1,589
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	1,955	2,057
4.000%, 03/30/2022	390	415
3.400%, 03/08/2021	360	373
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	3,360	3,448
2.650%, 01/05/2022	3,925	3,954
ING Bank
5.800%, 09/25/2023 (C)	1,800	2,054
ING Groep
3.950%, 03/29/2027	1,875	1,967

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/29/2022	$1,645	$1,685
Intesa Sanpaolo
3.875%, 07/14/2027 (C)	2,985	2,992
3.125%, 07/14/2022 (C)	3,200	3,208
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,449
John Deere Capital
1.700%, 01/15/2020	340	340
John Deere Capital MTN
2.250%, 04/17/2019	150	152
JPMorgan Chase
6.400%, 05/15/2038	385	518
6.000%, 10/01/2017	9,155	9,183
6.000%, 01/15/2018	5,000	5,079
4.950%, 06/01/2045	300	342
4.500%, 01/24/2022	700	761
4.350%, 08/15/2021	340	366
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,940	2,054
4.250%, 10/01/2027	2,590	2,756
4.125%, 12/15/2026	3,220	3,380
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	2,660	2,710
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	2,515	2,542
3.875%, 09/10/2024	440	461
3.625%, 05/13/2024	1,490	1,563
3.625%, 12/01/2027	1,560	1,575
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	3,825	3,894
3.250%, 09/23/2022	220	228
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,500	5,598
2.972%, 01/15/2023	3,750	3,817
2.950%, 10/01/2026	3,820	3,761
2.700%, 05/18/2023	2,625	2,632
2.250%, 01/23/2020	5,665	5,713
JPMorgan Chase MTN
2.295%, 08/15/2021	3,140	3,149
1.700%, 03/01/2018	1,025	1,025
Kemper
4.350%, 02/15/2025	1,735	1,779
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	138
Lazard Group LLC
3.750%, 02/13/2025	2,250	2,321
Lloyds Bank
3.500%, 05/14/2025	100	104
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	217
Lloyds Banking Group
3.100%, 07/06/2021	2,610	2,661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macquarie Bank MTN
1.947%, VAR ICE LIBOR USD 3 Month+0.630%, 10/27/2017 (C)	$2,605	$2,607
Macquarie Group
6.250%, 01/14/2021 (C)	200	224
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	497	819
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	263
MetLife
6.400%, 12/15/2036	1,400	1,613
4.368%, 09/15/2023	510	560
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	4,170	4,358
1.950%, 09/15/2021 (C)	2,255	2,236
Morgan Stanley
4.375%, 01/22/2047	350	371
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,665	1,685
3.625%, 01/20/2027	2,299	2,353
2.243%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,008
2.109%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,500	7,536
1.875%, 01/05/2018	172	172
Morgan Stanley MTN
7.300%, 05/13/2019	4,125	4,490
6.625%, 04/01/2018	4,710	4,842
5.950%, 12/28/2017	2,507	2,541
5.625%, 09/23/2019	1,145	1,227
5.500%, 07/24/2020	2,080	2,273
5.500%, 07/28/2021	200	223
4.350%, 09/08/2026	235	246
4.100%, 05/22/2023	110	116
4.000%, 07/23/2025	580	612
3.875%, 04/29/2024	1,250	1,316
3.750%, 02/25/2023	179	188
3.125%, 07/27/2026	525	518
2.750%, 05/19/2022	4,610	4,649
2.713%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	165	168
2.625%, 11/17/2021	11,130	11,222
2.500%, 04/21/2021	3,590	3,614
2.125%, 04/25/2018	350	351
National Australia Bank MTN
2.500%, 05/22/2022	3,100	3,110
Nationwide Building Society MTN
2.450%, 07/27/2021 (C)	950	957
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	165

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
3.536%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	$4,407	$4,403
Navient MTN
8.450%, 06/15/2018	530	556
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	295
1.550%, 11/02/2018 (C)	2,500	2,502
New York Life Global Funding MTN
2.100%, 01/02/2019 (C)	1,625	1,637
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,912
Nordea Bank
4.875%, 05/13/2021 (C)	1,730	1,865
Northern Trust
2.375%, 08/02/2022	300	303
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,270
PNC Bank
6.875%, 04/01/2018	250	257
2.550%, 12/09/2021	1,375	1,394
2.250%, 07/02/2019	1,600	1,613
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,165
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (C)	150	150
Private Export Funding
4.375%, 03/15/2019	4,660	4,861
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,792
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,519
Royal Bank of Canada
1.875%, 02/05/2020	3,200	3,206
1.500%, VAR LIMEAN USD 3 Month+0.250%, 06/29/2085	860	689
1.200%, 09/19/2017	300	300
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,823
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	242
2.875%, 08/05/2021	4,600	4,636
Societe Generale
1.490%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	733
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,912
Standard Chartered
5.700%, 03/26/2044 (C)	1,807	2,099
5.200%, 01/26/2024 (C)	410	444
3.950%, 01/11/2023 (C)	200	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
4.956%, 03/15/2018	$2,390	$2,430
3.300%, 12/16/2024	310	324
Synchrony Financial
3.700%, 08/04/2026	5	5
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	207
4.900%, 09/15/2044 (C)	1,195	1,358
4.270%, 05/15/2047 (C)	1,345	1,404
Travelers
4.600%, 08/01/2043	50	58
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,050	2,176
4.125%, 09/24/2025 (C)	1,010	1,071
3.491%, 05/23/2023 (C)	3,980	4,095
2.650%, 02/01/2022 (C)	3,260	3,259
US Bancorp MTN
3.600%, 09/11/2024	160	168
3.150%, 04/27/2027	1,509	1,537
2.950%, 07/15/2022	497	510
US Bank
2.125%, 10/28/2019	1,320	1,331
Voya Financial
2.900%, 02/15/2018	121	122
Wachovia MTN
5.750%, 02/01/2018	5,000	5,084
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,477
WEA Finance LLC
3.750%, 09/17/2024 (C)	1,370	1,405
3.150%, 04/05/2022 (C)	1,790	1,821
2.700%, 09/17/2019 (C)	2,000	2,020
1.750%, 09/15/2017 (C)	2,100	2,100
Wells Fargo
6.000%, 11/15/2017	2,070	2,088
5.625%, 12/11/2017	830	839
5.606%, 01/15/2044	700	845
5.375%, 11/02/2043	220	258
4.480%, 01/16/2024	392	425
3.000%, 04/22/2026	2,075	2,053
3.000%, 10/23/2026	5,090	5,032
2.100%, 07/26/2021	5,215	5,193
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,446
4.750%, 12/07/2046	1,870	2,031
4.650%, 11/04/2044	560	596
4.600%, 04/01/2021	500	540
4.400%, 06/14/2046	220	228
4.300%, 07/22/2027	3,100	3,309

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	$5,995	$6,130
3.550%, 09/29/2025	550	570
3.500%, 03/08/2022	250	262
3.450%, 02/13/2023	685	706
3.000%, 01/22/2021	3,020	3,109
2.625%, 07/22/2022	10,130	10,202
1.650%, 01/22/2018	3,635	3,637
Wells Fargo Capital X
5.950%, 12/15/2036	520	589

		601,150

Health Care — 2.4%
Abbott Laboratories
4.900%, 11/30/2046	1,305	1,459
4.750%, 11/30/2036	440	482
3.750%, 11/30/2026	6,220	6,426
3.400%, 11/30/2023	7,785	8,022
AbbVie
4.700%, 05/14/2045	34	37
4.500%, 05/14/2035	2,450	2,623
4.450%, 05/14/2046	1,825	1,913
3.600%, 05/14/2025	1,560	1,612
3.200%, 05/14/2026	1,215	1,214
2.900%, 11/06/2022	1,000	1,015
2.500%, 05/14/2020	2,674	2,708
1.800%, 05/14/2018	1,500	1,502
Actavis
3.250%, 10/01/2022	112	115
Aetna
3.875%, 08/15/2047	360	368
2.800%, 06/15/2023	5,098	5,173
2.200%, 03/15/2019	945	951
1.700%, 06/07/2018	245	245
1.500%, 11/15/2017	205	205
Allergan Funding SCS
4.750%, 03/15/2045	104	114
4.550%, 03/15/2035	140	151
3.800%, 03/15/2025	5,363	5,608
3.450%, 03/15/2022	1,445	1,501
2.350%, 03/12/2018	350	351
Amgen
5.150%, 11/15/2041	2,020	2,328
4.663%, 06/15/2051	3,939	4,263
4.400%, 05/01/2045	1,740	1,817
3.875%, 11/15/2021	200	212
3.625%, 05/22/2024	220	230
2.125%, 05/01/2020	84	84
Anthem
4.650%, 01/15/2043	2,250	2,475
4.625%, 05/15/2042	219	239
3.700%, 08/15/2021	290	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 01/15/2023	$133	$138
3.125%, 05/15/2022	740	763
1.875%, 01/15/2018	2,000	2,000
AstraZeneca
5.900%, 09/15/2017	100	100
Baxalta
3.600%, 06/23/2022	2,920	3,034
Becton Dickinson
4.685%, 12/15/2044	1,900	1,996
3.734%, 12/15/2024	430	444
3.700%, 06/06/2027	1,550	1,569
3.363%, 06/06/2024	3,110	3,148
2.894%, 06/06/2022	1,940	1,949
2.404%, 06/05/2020	2,315	2,328
Biogen
3.625%, 09/15/2022	815	856
Cardinal Health
3.079%, 06/15/2024	510	517
2.616%, 06/15/2022	390	392
Catholic Health Initiatives
4.350%, 11/01/2042	190	181
Celgene
5.000%, 08/15/2045	5,362	6,123
3.875%, 08/15/2025	1,030	1,090
3.625%, 05/15/2024	166	173
3.550%, 08/15/2022	550	576
Eli Lilly
3.950%, 05/15/2047	580	612
3.100%, 05/15/2027	1,410	1,443
2.350%, 05/15/2022	640	647
Forest Laboratories
5.000%, 12/15/2021 (C)	173	190
Gilead Sciences
4.750%, 03/01/2046	540	604
4.500%, 02/01/2045	95	102
4.150%, 03/01/2047	3,930	4,034
3.700%, 04/01/2024	2,660	2,820
3.650%, 03/01/2026	890	935
3.250%, 09/01/2022	1,309	1,363
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,637
2.850%, 05/08/2022	410	421
Humana
7.200%, 06/15/2018	1,950	2,030
4.950%, 10/01/2044	200	231
4.800%, 03/15/2047	50	56
3.950%, 03/15/2027	860	911
3.850%, 10/01/2024	2,530	2,676
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,766
3.700%, 03/01/2046	970	1,010

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kaiser Foundation Hospitals
3.150%, 05/01/2027	$5,190	$5,264
Laboratory Corp of America Holdings
3.600%, 09/01/2027	1,136	1,157
3.250%, 09/01/2024	1,135	1,149
Medtronic
4.625%, 03/15/2045	860	975
4.375%, 03/15/2035	176	195
3.625%, 03/15/2024	1,140	1,213
3.150%, 03/15/2022	150	156
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	382
Merck
2.750%, 02/10/2025	520	524
Northwell Healthcare
3.979%, 11/01/2046	3,000	2,934
Novartis Securities Investment
5.125%, 02/10/2019	94	99
Perrigo Finance Unlimited
4.375%, 03/15/2026	1,185	1,230
3.900%, 12/15/2024	1,189	1,226
Pfizer
4.000%, 12/15/2036	2,285	2,470
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,218
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,476
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	2,745	2,700
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	184
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/2023	1,640	1,546
Thermo Fisher Scientific
4.100%, 08/15/2047	1,211	1,221
3.200%, 08/15/2027	1,895	1,898
UnitedHealth Group
6.625%, 11/15/2037	200	283
5.800%, 03/15/2036	560	716
3.875%, 10/15/2020	870	919
3.375%, 11/15/2021	400	419
2.875%, 12/15/2021	1,895	1,953
2.875%, 03/15/2023	150	153
1.900%, 07/16/2018	650	652
Wyeth LLC
6.450%, 02/01/2024	365	447
5.950%, 04/01/2037	320	424
Zimmer Biomet Holdings
2.700%, 04/01/2020	70	71

		144,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	$180	$198
AerCap Ireland Capital
4.500%, 05/15/2021	940	999
Air 2 US
8.027%, 10/01/2019 (C)	261	269
Air Lease
3.625%, 04/01/2027	1,705	1,717
2.625%, 07/01/2022	2,705	2,702
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	51	54
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	915	981
Aviation Capital Group
6.750%, 04/06/2021 (C)	680	772
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,292
Boeing
7.250%, 06/15/2025	107	139
4.875%, 02/15/2020	2,440	2,631
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	287
4.900%, 04/01/2044	115	134
4.550%, 09/01/2044	1,115	1,238
4.150%, 04/01/2045	1,140	1,200
4.100%, 06/01/2021	449	479
3.050%, 09/01/2022	300	310
Canadian Pacific Railway
6.125%, 09/15/2115	34	44
Caterpillar
7.900%, 12/15/2018	50	54
4.300%, 05/15/2044	50	55
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,954
2.100%, 01/10/2020	1,340	1,350
1.250%, 11/06/2017	21	21
Cintas No. 2
3.700%, 04/01/2027	590	622
2.900%, 04/01/2022	610	626
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	17	17
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	226	236
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	458	486

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	$982	$1,087
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	59	62
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,155	2,370
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	944	1,093
Delta Air Lines, Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	85	88
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	55	57
Eaton
7.625%, 04/01/2024	325	393
4.150%, 11/02/2042	530	547
4.000%, 11/02/2032	99	105
2.750%, 11/02/2022	1,460	1,481
1.500%, 11/02/2017	82	82
FedEx
4.550%, 04/01/2046	1,720	1,821
4.400%, 01/15/2047	1,085	1,114
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,670	1,690
General Electric
5.250%, 12/06/2017	91	92
4.500%, 03/11/2044	1,310	1,462
4.125%, 10/09/2042	91	96
ILFC E-Capital Trust II
4.590%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	1,139
Illinois Tool Works
2.650%, 11/15/2026	1,015	1,006
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	135
International Lease Finance
8.625%, 01/15/2022	650	801
7.125%, 09/01/2018 (C)	4,025	4,226
L3 Technologies
5.200%, 10/15/2019	1,595	1,700
4.950%, 02/15/2021	212	229
Lockheed Martin
3.550%, 01/15/2026	1,440	1,504
3.350%, 09/15/2021	1,885	1,974
3.100%, 01/15/2023	110	114
Mexico City Airport Trust
5.500%, 10/31/2046 (C)	3,170	3,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northrop Grumman
3.850%, 04/15/2045	$683	$685
3.250%, 08/01/2023	5,095	5,314
3.200%, 02/01/2027	2,330	2,382
Penske Truck Leasing Lp
3.400%, 11/15/2026 (C)	2,015	2,017
3.375%, 02/01/2022 (C)	1,267	1,313
Raytheon
3.125%, 10/15/2020	720	749
Siemens
2.900%, 05/27/2022 (C)	2,940	3,027
2.350%, 10/15/2026 (C)	2,325	2,214
Siemens Financieringsmaatschappij
2.200%, 03/16/2020 (C)	2,615	2,646
Union Pacific
3.000%, 04/15/2027	2,105	2,137
United Parcel Service
3.125%, 01/15/2021	90	94
United Technologies
8.875%, 11/15/2019	400	459
5.400%, 05/01/2035	640	767
0.000%, 05/04/2018 (D)	4,500	4,505
US Airways, Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	8	8
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	38	42
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,891	4,163
Valmont Industries
5.250%, 10/01/2054	925	912
Wabtec
3.450%, 11/15/2026 (C)	1,510	1,503
Waste Management
3.900%, 03/01/2035	39	41
3.500%, 05/15/2024	650	683

		89,317

Information Technology — 1.6%
Analog Devices
3.500%, 12/05/2026	1,185	1,217
3.125%, 12/05/2023	1,565	1,601
2.500%, 12/05/2021	1,465	1,476
Apple
4.650%, 02/23/2046	2,460	2,807
4.375%, 05/13/2045	2,275	2,492
4.250%, 02/09/2047	125	136
3.850%, 05/04/2043	2,545	2,586
3.450%, 05/06/2024	350	369
3.450%, 02/09/2045	156	150
3.350%, 02/09/2027	1,925	1,992

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 05/11/2027	$1,940	$1,984
3.000%, 02/09/2024	2,575	2,647
2.850%, 05/11/2024	2,905	2,958
2.450%, 08/04/2026	2,560	2,486
2.300%, 05/11/2022	6,535	6,591
2.150%, 02/09/2022	90	90
1.800%, 05/11/2020	3,125	3,135
1.561%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018	273	273
Cisco Systems
1.850%, 09/20/2021	2,460	2,448
1.400%, 09/20/2019	4,020	4,006
Dell International LLC
6.020%, 06/15/2026 (C)	2,080	2,324
4.420%, 06/15/2021 (C)	2,220	2,339
3.480%, 06/01/2019 (C)	2,280	2,330
Fidelity National Information Services
3.625%, 10/15/2020	895	936
2.850%, 10/15/2018	2,010	2,034
2.250%, 08/15/2021	1,165	1,164
Harris
5.054%, 04/27/2045	480	552
4.854%, 04/27/2035	210	234
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,750	1,856
4.900%, 10/15/2025	665	706
HP
4.650%, 12/09/2021	58	63
Intel
4.900%, 07/29/2045	110	130
3.700%, 07/29/2025	875	933
3.300%, 10/01/2021	75	79
3.100%, 07/29/2022	75	78
International Business Machines
5.700%, 09/14/2017	210	210
Lam Research
3.800%, 03/15/2025	150	156
2.750%, 03/15/2020	95	97
Mastercard
3.375%, 04/01/2024	720	759
Microsoft
4.500%, 02/06/2057	320	359
4.250%, 02/06/2047	640	706
4.100%, 02/06/2037	1,805	1,972
3.950%, 08/08/2056	340	347
3.750%, 02/12/2045	2,195	2,230
3.700%, 08/08/2046	2,065	2,077
3.500%, 02/12/2035	2,294	2,349
3.450%, 08/08/2036	715	721
3.300%, 02/06/2027	1,870	1,948
2.875%, 02/06/2024	3,740	3,846
2.700%, 02/12/2025	360	364

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 02/06/2022	$2,605	$2,648
2.400%, 08/08/2026	2,510	2,443
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	50
2.000%, 08/08/2023	1,750	1,728
0.875%, 11/15/2017	54	54
Oracle
5.750%, 04/15/2018	200	205
3.900%, 05/15/2035	3,995	4,177
2.950%, 05/15/2025	695	708
1.200%, 10/15/2017	104	104
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,411
Visa
4.300%, 12/14/2045	810	905
3.150%, 12/14/2025	820	844
2.800%, 12/14/2022	975	1,000
2.200%, 12/14/2020	480	486
VMware
3.900%, 08/21/2027	1,140	1,150
2.950%, 08/21/2022	1,900	1,906
2.300%, 08/21/2020	2,285	2,292

		99,505

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,189
Barrick
5.250%, 04/01/2042	740	852
Barrick Gold
4.100%, 05/01/2023	477	524
Barrick North America Finance LLC
5.700%, 05/30/2041	1,440	1,738
4.400%, 05/30/2021	169	183
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	1,610	1,867
5.000%, 09/30/2043	705	835
2.875%, 02/24/2022	126	130
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	240	254
CF Industries
4.500%, 12/01/2026 (C)	1,785	1,858
3.400%, 12/01/2021 (C)	1,425	1,451
Dow Chemical
8.550%, 05/15/2019	113	125
4.125%, 11/15/2021	219	234
3.000%, 11/15/2022	5,005	5,137
Eastman Chemical
2.700%, 01/15/2020	2,295	2,324
Ecolab
4.350%, 12/08/2021	420	457

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EI du Pont de Nemours
2.200%, 05/01/2020	$1,065	$1,074
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,693
Fibria Overseas Finance
5.500%, 01/17/2027	1,290	1,346
Freeport-McMoRan
6.875%, 02/15/2023	49	53
6.500%, 11/15/2020	227	232
4.000%, 11/14/2021	1,280	1,281
Glencore Finance Canada
2.700%, 10/25/2017 (C)	1,900	1,902
Glencore Funding LLC
4.125%, 05/30/2023 (C)	130	135
4.000%, 03/27/2027 (C)	1,730	1,752
International Paper
5.150%, 05/15/2046	1,520	1,702
5.000%, 09/15/2035	1,155	1,292
Nacional del Cobre de Chile
4.500%, 08/01/2047 (C)	815	837
3.625%, 08/01/2027 (C)	2,540	2,572
OCP
4.500%, 10/22/2025 (C)	1,860	1,878
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	11
Praxair
4.050%, 03/15/2021	73	78
Rio Tinto Finance USA
7.125%, 07/15/2028	20	27
Rock-Tenn
4.000%, 03/01/2023	330	350
3.500%, 03/01/2020	570	588
Sherwin-Williams
3.450%, 06/01/2027	665	672
2.750%, 06/01/2022	1,716	1,729
Southern Copper
5.250%, 11/08/2042	3,720	3,968
Stauffer Chemical
9.278%, 04/15/2018 (A) (E)(F)	860	759
Vale Overseas
6.875%, 11/21/2036	3,323	3,800
6.250%, 08/10/2026	1,815	2,062
5.875%, 06/10/2021	755	837
Vulcan Materials
4.500%, 06/15/2047	750	768

		52,556

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	3,034
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Properties
3.800%, 02/01/2024	$2,000	$2,114
DDR
4.625%, 07/15/2022	1,935	2,048
3.375%, 05/15/2023	1,730	1,713
Digital Realty Trust
3.700%, 08/15/2027	1,135	1,154
2.750%, 02/01/2023	532	533
ERP Operating
4.625%, 12/15/2021	200	218
First Industrial MTN
7.500%, 12/01/2017	1,765	1,789
HCP
3.875%, 08/15/2024	4,611	4,809
2.625%, 02/01/2020	100	101
Health Care
4.500%, 01/15/2024	183	199
Healthcare Realty Trust
5.750%, 01/15/2021	60	66
3.750%, 04/15/2023	75	77
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,067
Highwoods Properties
7.500%, 04/15/2018	1,339	1,384
Mid-America Apartments
4.300%, 10/15/2023	625	670
4.000%, 11/15/2025	885	930
3.750%, 06/15/2024	1,725	1,792
3.600%, 06/01/2027	1,100	1,121
Piedmont Operating Partnership
4.450%, 03/15/2024	125	131
Realty Income
3.250%, 10/15/2022	150	154
2.000%, 01/31/2018	2,115	2,118
Regency Centers
3.600%, 02/01/2027	704	711
SL Green Realty
7.750%, 03/15/2020	2,000	2,237
Tanger Properties
3.875%, 12/01/2023	900	925
3.750%, 12/01/2024	865	880
Ventas Realty
4.125%, 01/15/2026	45	47
2.700%, 04/01/2020	2,950	2,987
2.000%, 02/15/2018	2,500	2,503
Washington Prime Group
5.950%, 08/15/2024	665	681
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	778
Welltower
4.950%, 01/15/2021	3,340	3,608

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 09/15/2017	$225	$225

		45,379

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	1,450	1,461
5.000%, 03/30/2020	540	581
AT&T
6.000%, 08/15/2040	2,220	2,516
5.800%, 02/15/2019	675	712
5.500%, 02/01/2018	130	132
5.450%, 03/01/2047	1,665	1,751
5.300%, 08/14/2058	830	843
5.250%, 03/01/2037	5,220	5,503
5.150%, 02/14/2050	759	766
4.900%, 08/14/2037	1,830	1,849
4.750%, 05/15/2046	5,040	4,831
4.500%, 03/09/2048	2,158	1,997
4.450%, 05/15/2021	440	471
4.450%, 04/01/2024	1,895	2,033
4.350%, 06/15/2045	2,257	2,048
4.250%, 03/01/2027	390	404
3.950%, 01/15/2025	810	837
3.900%, 08/14/2027	3,352	3,381
3.875%, 08/15/2021	350	368
3.600%, 02/17/2023	180	185
3.400%, 05/15/2025	11,084	11,043
3.000%, 02/15/2022	700	709
1.750%, 01/15/2018	600	600
Bharti Airtel
4.375%, 06/10/2025 (C)	1,870	1,901
British Telecommunications
5.950%, 01/15/2018	1,011	1,027
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	241
Grupo Televisa
5.000%, 05/13/2045	895	907
Nokia
4.375%, 06/12/2027	400	411
3.375%, 06/12/2022	2,985	3,015
Rogers Communications
4.100%, 10/01/2023	133	143
Sprint Capital
8.750%, 03/15/2032	390	484
Telefonica Emisiones SAU
5.877%, 07/15/2019	180	193
5.462%, 02/16/2021	69	76
5.213%, 03/08/2047	1,235	1,374
5.134%, 04/27/2020	1,160	1,248
Verizon Communications
5.500%, 03/16/2047	280	303
5.250%, 03/16/2037	2,410	2,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 09/15/2023	$250	$279
4.862%, 08/21/2046	1,000	990
4.522%, 09/15/2048	1,470	1,382
4.500%, 08/10/2033	4,190	4,240
4.400%, 11/01/2034	7,685	7,696
4.272%, 01/15/2036	3,830	3,725
4.150%, 03/15/2024	880	933
4.125%, 03/16/2027	2,935	3,038
4.125%, 08/15/2046	3,325	2,949
3.850%, 11/01/2042	1,660	1,440
3.500%, 11/01/2024	750	764
3.376%, 02/15/2025 (C)	517	519
2.946%, 03/15/2022	1,345	1,369
2.625%, 08/15/2026	940	882
Vodafone Group
2.950%, 02/19/2023	1,850	1,886

		91,036

Utilities — 2.2%
AEP Texas Central Transition Funding II LLC
5.170%, 01/01/2018	133	134
Alabama Power
5.500%, 10/15/2017	100	100
2.450%, 03/30/2022	1,665	1,683
Alabama Power Capital Trust V
4.399%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	99
American Electric Power
1.650%, 12/15/2017	1,920	1,920
Appalachian Power
4.450%, 06/01/2045	1,600	1,789
3.300%, 06/01/2027	1,085	1,114
Baltimore Gas & Electric
3.750%, 08/15/2047	1,330	1,345
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,363
3.750%, 11/15/2023	488	519
Boston Gas
4.487%, 02/15/2042 (C)	140	154
3.150%, 08/01/2027 (C)	1,055	1,072
CenterPoint Energy Resources
6.125%, 11/01/2017	320	322
4.500%, 01/15/2021	246	261
Commonwealth Edison
3.750%, 08/15/2047	915	928
2.950%, 08/15/2027	1,530	1,542
Consolidated Edison of New York
6.650%, 04/01/2019	650	698
5.850%, 04/01/2018	236	242
4.450%, 03/15/2044	2,475	2,781
Dominion Energy
2.500%, 12/01/2019	1,985	2,008

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 08/15/2021	$1,000	$986
1.866%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	2,000	2,008
1.600%, 08/15/2019	1,330	1,321
DTE Energy
1.500%, 10/01/2019	1,805	1,783
Duke Energy
3.550%, 09/15/2021	722	757
3.150%, 08/15/2027	3,052	3,072
2.400%, 08/15/2022	1,380	1,380
2.100%, 06/15/2018	425	426
1.800%, 09/01/2021	1,520	1,499
Duke Energy Carolinas LLC
5.250%, 01/15/2018	326	330
4.250%, 12/15/2041	1,000	1,093
4.000%, 09/30/2042	1,512	1,613
3.875%, 03/15/2046	710	742
2.500%, 03/15/2023	1,120	1,136
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,399
3.400%, 10/01/2046	665	638
3.200%, 01/15/2027	1,600	1,649
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,830
3.616%, 08/01/2027 (C)	1,925	1,942
Electricite de France
6.000%, 01/22/2114 (C)	860	981
Enel Finance International
3.625%, 05/25/2027 (C)	1,055	1,068
2.875%, 05/25/2022 (C)	3,285	3,320
Entergy Louisiana LLC
6.500%, 09/01/2018	500	522
Exelon
5.625%, 06/15/2035	1,720	2,083
3.950%, 06/15/2025	1,840	1,942
FirstEnergy
4.250%, 03/15/2023	2,040	2,165
3.900%, 07/15/2027	1,250	1,277
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,623
Florida Power & Light
3.250%, 06/01/2024	360	376
Georgia Power
5.950%, 02/01/2039	50	63
4.300%, 03/15/2042	335	355
Indiana Michigan Power
4.550%, 03/15/2046	710	803
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,404
3.700%, 09/01/2024 (C)	1,160	1,170
Jersey Central Power & Light
7.350%, 02/01/2019	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kansas City Power & Light
5.300%, 10/01/2041	$250	$295
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,407
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,159
Majapahit Holding BV
7.750%, 01/20/2020	660	740
Metropolitan Edison
4.000%, 04/15/2025 (C)	1,000	1,038
3.500%, 03/15/2023 (C)	5,050	5,218
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,771
2.400%, 03/15/2019	115	116
NiSource Finance
6.800%, 01/15/2019	544	578
5.800%, 02/01/2042	471	572
Oklahoma Gas & Electric
4.150%, 04/01/2047	1,365	1,460
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,332
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,681
6.050%, 03/01/2034	710	926
5.800%, 03/01/2037	560	728
5.400%, 01/15/2040	156	193
4.450%, 04/15/2042	1,360	1,528
3.250%, 09/15/2021	35	36
PacifiCorp
5.650%, 07/15/2018	500	517
PECO Energy
4.150%, 10/01/2044	1,985	2,153
3.150%, 10/15/2025	1,785	1,831
PPL Electric Utilities
4.150%, 10/01/2045	1,161	1,258
Progress Energy
6.000%, 12/01/2039	200	258
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,015
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,124
Sierra Pacific Power
2.600%, 05/01/2026	1,560	1,531
Southern
4.400%, 07/01/2046	925	958
2.150%, 09/01/2019	1,920	1,931
1.550%, 07/01/2018	2,000	1,997
Southern California Edison
3.500%, 10/01/2023	1,015	1,071
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,553
2.450%, 10/01/2023	1,015	1,003

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
6.450%, 01/15/2019	$672	$712
3.900%, 04/01/2045	465	474
2.750%, 10/01/2026	1,000	979
Southwestern Public Service
3.700%, 08/15/2047	995	1,007
State Grid Overseas Investment 2016 MTN
2.750%, 05/04/2022 (C)	1,580	1,595
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,688
2.950%, 01/15/2022	1,720	1,769
2.950%, 11/15/2026	990	996
WEC Energy Group
1.650%, 06/15/2018	500	500
Westar Energy
3.100%, 04/01/2027	1,665	1,699

		132,334

Total Corporate Obligations (Cost $1,640,515) ($ Thousands)		1,701,772

ASSET-BACKED SECURITIES — 9.3%

Automotive — 1.1%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,100	1,100
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	67	67
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	2,291	2,286
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	5,137	5,163
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	2,578	2,618
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	63	63
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,608	1,620
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	1,852	1,853
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	1,538	1,538
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	1,587	1,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	$727	$733
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A3
1.730%, 09/20/2019	1,554	1,555
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	1,731	1,735
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	678	678
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A4
2.010%, 07/20/2020	874	877
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A2A
1.500%, 11/20/2018	71	71
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A4
1.980%, 10/20/2020	955	959
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A2A
1.320%, 01/22/2019	171	171
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A2A
1.360%, 04/22/2019	485	485
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A4
1.690%, 03/20/2021	866	866
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A3
2.220%, 01/20/2023 (C)	2,011	2,024
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	1,060	1,061
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	3,210	3,241
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,493
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
1.729%, VAR LIBOR USD 1 Month+0.500%,02/15/2021	180	181
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	5,053	5,051
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	3,344	3,331
Hertz Vehicle Financing LLC, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,778	1,776
Hertz Vehicle Financing LLC, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,060

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	$719	$715
Hertz Vehicle Financing LLC, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	2,260	2,223
Honda Auto Receivables Owner Trust, Ser 2015-1, Cl A4
1.320%, 11/16/2020	1,234	1,233
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	17	17
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	908	908
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	6,225	6,235
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	522	522
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	625	627
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	192	192
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (C)	1,032	1,031
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (C)	801	800
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (C)	596	595
TCF Auto Receivables Owner Trust, Ser 2016- PT1A, Cl A
1.930%, 06/15/2022 (C)	2,729	2,726
World Omni Auto Receivables Trust, Ser 2014- B, Cl A4
1.680%, 12/15/2020	737	738

		66,806

Credit Cards — 0.7%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	2,515	2,518
Barclays Dryrock Issuance Trust, Ser 2017-2, Cl A
1.523%, VAR LIBOR USD 1 Month+0.300%,05/15/2023	3,036	3,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	$8,805	$8,816
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	6,765	6,765
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	198
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	2,525	2,525
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	245	245
Citibank Credit Card Issuance Trust, Ser 2007- A8, Cl A8
5.650%, 09/20/2019	1,720	1,723
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,269	1,269
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	1,010	1,024
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	1,727	1,752
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,482	1,493
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	671	669
Synchrony Credit Card Master Note Trust, Ser 2017-1, Cl A
1.930%, 06/15/2023	2,585	2,588
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	332	332
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	155	157
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	3,205	3,194
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,587	1,583
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,447

		42,336

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.6%

Aames Mortgage Trust, Ser 2002-1, Cl A3
5.592%, 06/25/2032	$37	$37
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
2.272%, VAR ICE LIBOR USD 1 Month+1.040%,04/25/2034	1,148	1,141
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
1.492%, VAR ICE LIBOR USD 1 Month+0.260%,10/25/2035	3,643	3,632
Asset-Backed Funding Certificates, Ser 2005- AQ1, Cl A4
4.805%, 06/25/2035	262	269
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
2.202%, VAR ICE LIBOR USD 1 Month+0.975%,12/15/2033	1,529	1,506
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
1.997%, VAR ICE LIBOR USD 1 Month+0.765%,07/25/2035	43	43
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	91	92
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	14	14
Centex Home Equity, Ser 2005-A, Cl M1
1.952%, VAR ICE LIBOR USD 1 Month+0.720%,01/25/2035	3,832	3,634
Centex Home Equity, Ser 2006-A, Cl AV4
1.482%, VAR ICE LIBOR USD 1 Month+0.250%,06/25/2036	55	54
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	29	29
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.047%, VAR ICE LIBOR USD 1 Month+0.820%,09/15/2029	249	244
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
2.174%, VAR LIBOR USD 1 Month+0.470%,05/25/2039 (C)	149	143
GSAA Home Equity Trust, Ser 2005-6, Cl A3
1.602%, VAR ICE LIBOR USD 1 Month+0.370%,06/25/2035	1,048	1,056
GSAMP Trust, Ser 2006-HE2, Cl A3
1.492%, VAR ICE LIBOR USD 1 Month+0.260%,03/25/2046	8,000	7,827
JPMorgan Mortgage Acquisition, Ser 2005- OPT1, Cl M1
1.907%, VAR ICE LIBOR USD 1 Month+0.675%,06/25/2035	453	453

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
1.392%, VAR ICE LIBOR USD 1 Month+0.160%,08/25/2036	$911	$474
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.162%, VAR ICE LIBOR USD 1 Month+0.930%,03/25/2035	5,500	5,476
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	46	46
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	141	140
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	217	219
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
2.232%, VAR ICE LIBOR USD 1 Month+1.000%,10/25/2034	6,323	6,253

		32,782

Other Asset-Backed Securities — 6.9%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.034%, VAR ICE LIBOR USD 1 Month+0.800%,12/27/2022 (C)	50	50
Allegro CLO V, Ser 2017-1A, Cl A
2.606%, VAR ICE LIBOR USD 3 Month+1.240%,10/16/2030 (C)	3,100	3,100
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	4,425	4,425
Ally Master Owner Trust, Ser 2017-1, Cl A
1.627%, VAR LIBOR USD 1 Month+0.400%,02/15/2021	1,084	1,086
Ally Master Owner Trust, Ser 2017-2, Cl A
1.567%, VAR LIBOR USD 1 Month+0.340%,06/15/2021	1,586	1,587
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl A1
1.464%, VAR ICE LIBOR USD 1 Month+0.230%,01/25/2036	5,761	5,751
Apex Credit CLO LLC, Ser 2016-1A, Cl A2A
1.947%, VAR ICE LIBOR USD 3 Month+0.750%,07/27/2028 (C)	1,500	1,466
Apidos CLO XXII, Ser 2015-22A, Cl A1
2.656%, VAR ICE LIBOR USD 3 Month+1.500%,10/20/2027 (C)	3,000	3,009
Apidos CLO, Ser 2014-18A, Cl A1R
2.273%, 07/22/2026	1,500	1,499

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ares XXXII CLO, Ser 2017-32A, Cl A2R
2.965%, VAR ICE LIBOR USD 3 Month+1.650%,11/15/2025 (C)	$2,000	$2,001
Babson CLO, Ser 2017-IIA, Cl AR
2.454%, VAR ICE LIBOR USD 3 Month+1.150%,10/17/2026 (C)	1,080	1,084
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.457%, VAR ICE LIBOR USD 3 Month+1.150%,10/20/2026 (C)	1,620	1,620
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
2.032%, VAR ICE LIBOR USD 1 Month+0.800%,08/25/2043	269	269
BlueMountain CLO, Ser 2017-3A, Cl A1R
2.444%, VAR ICE LIBOR USD 3 Month+1.140%,10/15/2026 (C)	1,000	1,000
Brazos Education Loan Authority, Ser 2012-1, Cl A1
1.932%, VAR ICE LIBOR USD 1 Month+0.700%,12/26/2035	2,592	2,592
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.389%, VAR ICE LIBOR USD 3 Month+1.200%,02/25/2035	4,835	4,945
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.989%, VAR ICE LIBOR USD 3 Month+0.800%,02/25/2030	1,327	1,334
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.156%, VAR ICE LIBOR USD 3 Month+1.000%,10/27/2036	3,520	3,531
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.662%, VAR ICE LIBOR USD 1 Month+0.430%,02/25/2031 (C)	701	674
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.958%, VAR ICE LIBOR USD 3 Month+2.800%,10/15/2025 (C)	300	301
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
3.058%, VAR LIBOR USD 3 Month+1.900%,10/15/2021 (C)	348	261
Carlyle US CLO, Ser 2017-2A, Cl A1B
2.552%, VAR ICE LIBOR USD 3 Month+1.220%,07/20/2031 (C)	2,500	2,487
Catskill Park CLO, Ser 2017-1A, Cl A2
2.785%, VAR ICE LIBOR USD 3 Month+1.700%,04/20/2029 (C)	1,500	1,498
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 06/12/2027 (C)	875	873

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cent CLO, Ser 2013-17A, Cl A1
2.611%, VAR ICE LIBOR USD 3 Month+1.300%,01/30/2025 (C)	$387	$389
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.112%, 11/25/2034	312	322
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.093%, 11/25/2034	309	315
CIT Education Loan Trust, Ser 2007-1, Cl A
1.243%, VAR ICE LIBOR USD 3 Month+0.090%,03/25/2042 (C)	2,335	2,196
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.588%, 09/25/2036	839	848
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.640%, 09/25/2036	6,465	6,575
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.568%, 03/25/2037	990	1,007
College Ave Student Loans LLC, Ser 2017-A, Cl A1
2.878%, VAR ICE LIBOR USD 1 Month+1.650%,11/26/2046 (C)	1,315	1,315
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	3,016
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	34	35
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.156%, 06/25/2040 (B)(C)	688	64
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.772%, VAR ICE LIBOR USD 1 Month+0.540%,12/25/2034	4,220	4,090
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.844%, 10/25/2046 (B)	104	97
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
1.562%, VAR ICE LIBOR USD 1 Month+0.330%,07/25/2036 (C)	130	121
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
2.132%, VAR ICE LIBOR USD 1 Month+0.900%,10/25/2047	430	429
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.073%, 04/25/2047	2,891	2,821
Credit Suisse Mortgage Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057	9,910	9,922

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	$52	$51
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.398%, 12/25/2036	507	400
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.398%, 12/25/2036	653	517
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.526%, VAR ICE LIBOR USD 1 Month+0.300%,02/15/2034	163	152
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
1.346%, VAR ICE LIBOR USD 1 Month+0.120%,04/15/2037	4,641	4,225
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.658%, VAR ICE LIBOR USD 3 Month+1.500%,04/15/2027 (C)	3,860	3,868
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.504%, VAR ICE LIBOR USD 3 Month+1.200%,07/15/2026 (C)	1,700	1,701
Educational Funding of the South, Ser 2011-1, Cl A2
1.964%, VAR ICE LIBOR USD 3 Month+0.650%,04/25/2035	1,967	1,958
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.232%, VAR ICE LIBOR USD 1 Month+1.000%,04/25/2033 (C)	4,600	4,625
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	72	73
First Franklin Mortgage Loan Trust, Ser 2002- FF3, Cl A1
2.092%, VAR ICE LIBOR USD 1 Month+0.860%,08/25/2032	3,268	3,158
Flatiron CLO, Ser 2017-1A, Cl A1R
2.338%, VAR ICE LIBOR USD 3 Month+1.180%,07/17/2026 (C)	1,510	1,513
Ford Credit Floorplan Master Owner Trust A, Ser 2017-1, Cl A1
2.070%, 05/15/2022	3,640	3,662
Ford Credit Floorplan Master Owner Trust, Ser 2012-5, Cl A
1.490%, 09/15/2019	274	274
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Galaxy XV CLO, Ser 2013-15A, Cl B
3.154%, VAR ICE LIBOR USD 3 Month+1.850%,04/15/2025 (C)	$2,000	$2,001
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,929	1,909
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IA2
4.494%, 02/20/2032 (B)	598	565
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IIA2
4.391%, 03/13/2032 (B)	991	940
GT Loan Financing I, Ser 2013-1A, Cl A
2.584%, VAR ICE LIBOR USD 3 Month+1.270%,10/28/2024 (C)	1,250	1,250
Higher Education Funding I, Ser 2014-1, Cl A
2.239%, VAR ICE LIBOR USD 3 Month+1.050%,05/25/2034 (C)	3,405	3,392
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
1.412%, VAR ICE LIBOR USD 1 Month+0.180%,02/25/2036	709	703
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,844	1,915
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	932	979
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,444	2,405
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,158	1,176
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.849%, 08/25/2038 (B)(C)	3,432	84
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.238%, 04/25/2040 (B)(C)	556	46
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	65	67
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
2.027%, VAR ICE LIBOR USD 1 Month+0.795%,02/25/2035	2,304	2,308
Magnetite IX, Ser 2017-9A, Cl A1R
2.156%, VAR ICE LIBOR USD 3 Month+1.000%,07/25/2026 (C)	1,000	1,000
Magnetite XVIII, Ser 2016-18A, Cl A
2.715%, VAR ICE LIBOR USD 3 Month+1.400%,11/15/2028 (C)	3,250	3,286
Magnetite XVIII, Ser 2016-18A, Cl C
3.665%, VAR ICE LIBOR USD 3 Month+2.350%,11/15/2028 (C)	1,750	1,754
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,262	2,345

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	$324	$349
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,973	4,460
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.827%, VAR ICE LIBOR USD 1 Month+1.600%,10/15/2031 (C)	2,135	2,176
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.926%, VAR ICE LIBOR USD 1 Month+0.700%,09/16/2024 (C)	1,123	1,123
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.426%, VAR ICE LIBOR USD 1 Month+1.200%,12/15/2028 (C)	760	771
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,048
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	4,380	4,569
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.376%, VAR ICE LIBOR USD 1 Month+2.150%,12/15/2045 (C)	1,309	1,363
Navient Student Loan Trust, Ser 17-3A, Cl A3
2.282%, 07/26/2066	7,629	7,690
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.744%, VAR ICE LIBOR USD 1 Month+0.510%,06/25/2031	6,707	6,670
Navient Student Loan Trust, Ser 2014-2, Cl A
1.874%, VAR ICE LIBOR USD 1 Month+0.640%,03/25/2083	5,454	5,409
Navient Student Loan Trust, Ser 2014-3, Cl A
1.852%, VAR ICE LIBOR USD 1 Month+0.620%,03/25/2083	5,503	5,445
Navient Student Loan Trust, Ser 2014-4, Cl A
1.854%, VAR ICE LIBOR USD 1 Month+0.620%,03/25/2083	3,871	3,834
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.832%, VAR ICE LIBOR USD 1 Month+0.600%,05/27/2049	300	299
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.934%, VAR ICE LIBOR USD 1 Month+0.700%,02/25/2070 (C)	6,497	6,441
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.484%, VAR ICE LIBOR USD 1 Month+1.250%,06/25/2065 (C)	1,024	1,045
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.382%, VAR ICE LIBOR USD 1 Month+1.150%,03/25/2066 (C)	2,154	2,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.384%, VAR ICE LIBOR USD 1 Month+1.150%,07/26/2066 (C)	$7,374	$7,517
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.284%, VAR ICE LIBOR USD 1 Month+1.050%,12/27/2066 (C)	5,125	5,197
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.230%, VAR ICE LIBOR USD 1 Month+1.000%,09/27/2066 (C)	5,731	5,734
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.062%, VAR ICE LIBOR USD 3 Month+0.180%,10/27/2036	1,677	1,642
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, VAR ICE LIBOR USD 3 Month+0.160%,01/25/2037	1,430	1,415
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.424%, VAR ICE LIBOR USD 3 Month+0.110%,10/25/2033	6,428	6,315
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.256%, VAR ICE LIBOR USD 3 Month+0.100%,03/23/2037	1,696	1,658
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.276%, VAR ICE LIBOR USD 3 Month+0.120%,12/24/2035	9,762	9,610
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.336%, VAR ICE LIBOR USD 3 Month+0.180%,03/22/2032	1,078	1,039
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.434%, VAR ICE LIBOR USD 3 Month+0.120%,04/25/2031	4,475	4,471
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.032%, VAR ICE LIBOR USD 1 Month+0.800%,04/25/2046 (C)	528	535
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.182%, VAR ICE LIBOR USD 1 Month+0.950%,11/25/2048 (C)	3,735	3,672
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.834%, VAR ICE LIBOR USD 1 Month+0.600%,09/25/2047 (C)	5,175	5,112
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.034%, VAR ICE LIBOR USD 1 Month+0.800%,09/25/2065 (C)	3,021	3,053
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.030%, VAR ICE LIBOR USD 1 Month+0.770%,09/25/2065 (C)	3,703	3,684
Northstars Education Finance Authority, Ser 2007-1, Cl A2
2.064%, VAR ICE LIBOR USD 3 Month+0.750%,01/29/2046	50	48
OneMain Financial Issuance Trust, Ser 2014- 2A, Cl A
2.470%, 09/18/2024 (C)	23	23

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCH1, Cl M2
2.012%, VAR ICE LIBOR USD 1 Month+0.780%,01/25/2036	$224	$224
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW2, Cl M1
1.732%, VAR ICE LIBOR USD 1 Month+0.500%,07/25/2035	4,302	4,306
Prosper Marketplace Issuance Trust, Ser 2017- 2A, Cl A
2.410%, 09/15/2023 (C)	3,430	3,436
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.696%, 11/25/2033	330	347
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.739%, 12/25/2033	316	329
RAMP Trust, Ser 2006-RZ1, Cl A3
1.532%, VAR ICE LIBOR USD 1 Month+0.300%,03/25/2036	13	13
Regatta VII Funding, Ser 2016-1A, Cl B2
3.074%, VAR ICE LIBOR USD 3 Month+1.800%,12/20/2028 (C)	2,000	2,001
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	624	630
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A4
1.576%, VAR ICE LIBOR USD 3 Month+0.330%,06/15/2039	3,490	3,321
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.536%, VAR ICE LIBOR USD 3 Month+0.290%,06/15/2039	135	129
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	636	638
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
2.326%, VAR ICE LIBOR USD 1 Month+1.100%,06/17/2030 (C)	377	381
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	661	669
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.996%, VAR ICE LIBOR USD 3 Month+0.750%,12/15/2032 (C)	1,513	1,500
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.600%, VAR ICE LIBOR USD 3 Month+0.750%,03/15/2033 (C)	1,432	1,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.064%, VAR ICE LIBOR USD 3 Month+0.750%,10/25/2029 (C)	$3,431	$3,418
SLM Student Loan Trust, Ser 2004-8, Cl B
1.774%, VAR ICE LIBOR USD 3 Month+0.460%,01/25/2040	363	338
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%,07/27/2026	279	280
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.864%, VAR ICE LIBOR USD 3 Month+0.550%,01/25/2028	3,076	3,095
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.484%, VAR ICE LIBOR USD 3 Month+0.170%,01/25/2041	4,250	4,105
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.414%, VAR ICE LIBOR USD 3 Month+0.100%,01/25/2021	3,028	2,992
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.474%, VAR ICE LIBOR USD 3 Month+0.160%,01/25/2041	4,250	4,006
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.374%, VAR ICE LIBOR USD 3 Month+0.060%,07/25/2022	2,920	2,833
SLM Student Loan Trust, Ser 2007-2, Cl B
1.484%, VAR ICE LIBOR USD 3 Month+0.170%,07/25/2025	934	787
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.694%, VAR ICE LIBOR USD 3 Month+0.380%,10/25/2024	3,311	3,316
SLM Student Loan Trust, Ser 2007-6, Cl B
2.164%, VAR ICE LIBOR USD 3 Month+0.850%,04/27/2043	822	781
SLM Student Loan Trust, Ser 2008-2, Cl B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%,01/25/2083	1,155	1,078
SLM Student Loan Trust, Ser 2008-3, Cl B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%,04/26/2083	1,155	1,083
SLM Student Loan Trust, Ser 2008-4, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%,04/25/2029	1,155	1,128
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%,07/25/2023	2,295	2,363
SLM Student Loan Trust, Ser 2008-5, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%,07/25/2073	1,155	1,154
SLM Student Loan Trust, Ser 2008-6, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%,07/26/2083	1,155	1,142

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%,07/26/2083	$1,155	$1,144
SLM Student Loan Trust, Ser 2008-8, Cl B
3.564%, VAR ICE LIBOR USD 3 Month+2.250%,10/25/2075	1,155	1,159
SLM Student Loan Trust, Ser 2008-9, Cl B
3.564%, VAR ICE LIBOR USD 3 Month+2.250%,10/25/2083	1,155	1,180
SLM Student Loan Trust, Ser 2010-1, Cl A
1.632%, VAR ICE LIBOR USD 1 Month+0.400%,03/25/2025	210	208
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.432%, VAR ICE LIBOR USD 1 Month+1.200%,10/25/2034	495	506
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.184%, VAR ICE LIBOR USD 1 Month+0.950%,09/25/2028	5,887	5,935
SLM Student Loan Trust, Ser 2012-2, Cl A
1.932%, VAR ICE LIBOR USD 1 Month+0.700%,01/25/2029	2,113	2,120
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.982%, VAR ICE LIBOR USD 1 Month+0.750%,05/26/2026	1,025	1,018
SLM Student Loan Trust, Ser 2012-6, Cl B
2.232%, VAR ICE LIBOR USD 1 Month+1.000%,04/27/2043	1,641	1,498
SLM Student Loan Trust, Ser 2013-1, Cl B
3.034%, VAR ICE LIBOR USD 1 Month+1.800%,11/25/2043	487	489
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	1,695	1,674
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.822%, VAR ICE LIBOR USD 1 Month+0.590%,03/25/2055	3,205	3,213
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	878	887
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.226%, VAR ICE LIBOR USD 1 Month+1.000%,06/15/2027 (C)	2,190	2,212
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	974	999
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.426%, VAR ICE LIBOR USD 1 Month+1.200%,07/15/2027 (C)	3,482	3,560
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	1,715	1,743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.626%, VAR ICE LIBOR USD 1 Month+1.400%,07/15/2027 (C)	$1,368	$1,398
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,951
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.727%, VAR ICE LIBOR USD 1 Month+1.500%,05/15/2031 (C)	5,602	5,765
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	2,586	2,592
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+1.450%,02/17/2032 (C)	5,061	5,233
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	3,850	3,841
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.327%, VAR ICE LIBOR USD 1 Month+1.100%,09/15/2034 (C)	3,631	3,690
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (C)	3,239	3,307
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.127%, VAR ICE LIBOR USD 1 Month+0.900%,09/15/2034 (C)	2,857	2,879
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	2,387	2,417
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.182%, VAR ICE LIBOR USD 1 Month+0.950%,01/25/2039 (C)	519	524
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.084%, VAR ICE LIBOR USD 1 Month+0.850%,07/25/2039 (C)	1,431	1,443
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.934%, VAR ICE LIBOR USD 1 Month+0.700%,03/26/2040 (C)	1,229	1,236
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (C)	1,172	1,170

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	$2,560	$2,594
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	1,947	1,962
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	3,799	3,827
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.782%, VAR ICE LIBOR USD 1 Month+0.550%,09/25/2034	3,364	3,277
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.832%, VAR ICE LIBOR USD 1 Month+0.600%,05/25/2035	1,712	1,713
Structured TCW 1091 Collateral
3.490%, 02/25/2033	3,000	3,085
Symphony CLO XVII, Ser 2016-17A, Cl A1
2.658%, VAR ICE LIBOR USD 3 Month+1.500%,04/15/2028 (C)	1,250	1,259
TCI-Flatiron CLO, Ser 2016-1A, Cl A
2.708%, VAR ICE LIBOR USD 3 Month+1.550%,07/17/2028 (C)	2,500	2,538
Venture XXIV CLO, Ser 2016-24A, Cl A1D
2.727%, VAR ICE LIBOR USD 3 Month+1.420%,10/20/2028 (C)	1,000	1,010
Venture XXVIII CLO, Ser 2017-28A, Cl A2
2.716%, VAR ICE LIBOR USD 3 Month+1.110%,07/20/2030 (C)	3,000	2,978
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	3,095	3,085
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	1,300	1,300
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	6,132	6,149
Voya CLO, Ser 2016-1A, Cl A1R
2.634%, VAR ICE LIBOR USD 3 Month+1.330%,04/18/2026 (C)	1,950	1,950
Voya CLO, Ser 2017-2A, Cl A1R
2.554%, VAR ICE LIBOR USD 3 Month+1.250%,04/17/2030 (C)	2,250	2,256
VOYA CLO, Ser 2017-2A, Cl A2A
3.015%, VAR ICE LIBOR USD 3 Month+1.710%,06/07/2030 (C)	1,750	1,764
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	3,000	3,011

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Zais CLO 5, Ser 2016-2A, Cl A1
2.834%, VAR ICE LIBOR USD 3 Month+1.530%,10/15/2028 (C)		$1,000	$1,003

			417,016

Total Asset-Backed Securities (Cost $550,794) ($ Thousands)			558,940

SOVEREIGN DEBT — 2.6%

Chile Government International Bond
3.860%, 06/21/2047		1,500	1,556
China Government Bond
3.310%, 11/30/2025	CNY	5,000	728
Export-Import Bank of India
3.375%, 08/05/2026 (C)		$1,410	1,390
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,659
Indonesia Government International Bond MTN
5.875%, 03/13/2020		190	207
3.750%, 04/25/2022		500	519
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,356
3.776%, 11/01/2024 (A)		1,000	847
3.215%, 02/15/2025 (A)		1,000	837
3.139%, 08/15/2025 (A)		1,000	824
Japan Bank for International Cooperation
2.500%, 06/01/2022		200	203
2.250%, 02/24/2020		2,944	2,969
1.875%, 04/20/2021		1,294	1,284
1.750%, 05/28/2020		1,994	1,985
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,801
Japan Treasury Discount Bill
0.000%, 09/25/2017 (A)	JPY	3,590,000	32,621
0.000%, 11/06/2017 (A)		1,125,000	10,224
0.000%, 11/20/2017 (A)		2,155,000	19,585
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		$1,810	1,877
Panama Government International Bond
4.500%, 05/15/2047		1,470	1,577
Province of Alberta Canada MTN
1.750%, 08/26/2020 (C)		2,452	2,446
Province of Ontario Canada
1.625%, 01/18/2019		2,250	2,252
Province of Quebec Canada
2.625%, 02/13/2023		5,600	5,743
Republic of Colombia
5.625%, 02/26/2044		2,570	2,891
5.000%, 06/15/2045		1,840	1,905
3.875%, 04/25/2027		2,650	2,700
Republic of Indonesia
5.875%, 01/15/2024 (C)		1,264	1,460

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.875%, 05/05/2021	$500	$539
4.350%, 01/08/2027 (C)	1,485	1,580
3.850%, 07/18/2027 (C)	1,690	1,739
3.750%, 04/25/2022 (C)	360	373
3.700%, 01/08/2022 (C)	1,955	2,028
Republic of Kazakhstan
4.875%, 10/14/2044 (C)	1,090	1,129
Republic of Paraguay
6.100%, 08/11/2044 (C)	1,060	1,216
Republic of Peru
6.550%, 03/14/2037	300	407
5.625%, 11/18/2050	2,460	3,112
Republic of Poland
5.000%, 03/23/2022	380	424
4.000%, 01/22/2024	7,630	8,256
Republic of Slovenia
5.850%, 05/10/2023 (C)	2,750	3,225
5.500%, 10/26/2022 (C)	1,871	2,142
5.250%, 02/18/2024 (C)	4,125	4,754
Republic of Uruguay
5.100%, 06/18/2050	1,810	1,910
State of Israel
4.500%, 01/30/2043	1,150	1,248
United Mexican States MTN
6.050%, 01/11/2040	4,798	5,813
5.750%, 10/12/2110	2,041	2,206
4.750%, 03/08/2044	1,310	1,369
4.350%, 01/15/2047	940	925
4.000%, 10/02/2023	1,223	1,295
3.600%, 01/30/2025	3,190	3,279

Total Sovereign Debt (Cost $150,257) ($ Thousands)		154,415

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB

3.000%, 09/11/2026	2,390	2,510
1.875%, 03/13/2020	75	76
1.375%, 11/15/2019	6,040	6,033
FHLMC
0.750%, 01/12/2018	250	250
FICO STRIPS, PO
0.000%, 04/06/2018 (A)	1,565	1,553
0.000%, 05/11/2018 (A)	3,620	3,588
0.000%, 11/02/2018 (A)	3,410	3,354
FNMA
2.743%, 10/09/2019 (A)	19,120	18,445
0.875%, 05/21/2018	250	249
Tennessee Valley Authority
3.875%, 02/15/2021	3,090	3,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (A)	$1,000	$805

Total U.S. Government Agency Obligations (Cost $37,878) ($ Thousands)		40,176

MUNICIPAL BONDS — 0.6%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	1,215	1,935
6.650%, 03/01/2022	70	82
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,588
Metropolitan Water District of Southern California, RB Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	135
State of California, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	3,145
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,399

		11,284

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	2,000	2,381

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,570	2,345

New York — 0.3%
New York City, Build America Project, GO
6.271%, 12/01/2037	55	76
5.047%, 10/01/2024	4,000	4,560
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,279
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,000	1,319
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-5 Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,323

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York, State Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	$2,500	$2,992
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,270	2,588

		16,137

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	737

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, Cl A9, RB
1.305%, 12/26/2024 (G)	1,155	1,144
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,544	2,353

		3,497

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	170	182

Total Municipal Bonds (Cost $32,776) ($ Thousands)		36,563

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	421,426,336	$421,426

Total Cash Equivalent (Cost $421,426) ($ Thousands)		421,426

Total Investments in Securities— 111.7% (Cost $6,617,165) ($ Thousands) @		$6,729,592

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(H) (Cost $799) ($ Thousands)	2,487	$738

WRITTEN OPTIONS* — 0.0%

Total Written Options(H) (Premiums Received $377) ($ Thousands)	(1,879)	$(381)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(1,335)	Dec-2017	$(328,953)	$(329,027)	$(74)
90-Day Euro$	(65)	Dec-2018	(16,116)	(15,987)	129
90-Day Euro$	(482)	Dec-2019	(117,581)	(118,349)	(768)
90-Day Euro$	(100)	Sep-2018	(24,595)	(24,613)	(18)
90-Day Euro$	(99)	Jun-2018	(24,365)	(24,378)	(13)
90-Day Euro$	(368)	Sep-2017	(90,755)	(90,783)	(28)
Euro	(40)	Sep-2017	(5,662)	(5,956)	(294)
Euro-Bob	(57)	Sep-2017	(8,951)	(9,023)	(8)
Euro-Bund	(80)	Dec-2017	(15,422)	(15,428)	(7)
Euro-Bund	(153)	Sep-2017	(28,595)	(30,028)	(135)
U.S. 10-Year Treasury Note	1,164	Dec-2017	147,292	147,810	518
U.S. 2-Year Treasury Note	282	Jan-2018	60,956	61,000	44
U.S. 5-Year Treasury Note	3,081	Dec-2017	364,338	365,099	761
U.S. Long Treasury Bond	(777)	Dec-2017	(120,701)	(121,285)	(584)
U.S. Ultra Long Treasury Bond	190	Dec-2017	31,623	32,122	499
Ultra 10-Year U.S. Treasury Note	(141)	Dec-2017	(19,194)	(19,251)	(57)

			$(196,681)	$(198,077)	$(35)

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/25/17 - 11/06/17	JPY	4,715,000	USD	42,575	$(344)
Citigroup	10/19/17	GBP	1,828	USD	2,374	14
Citigroup	10/19/17	EUR	6,356	USD	7,354	(222)
Citigroup	10/19/17	CNH	11,628	USD	1,694	(63)
Citigroup	10/19/17	JPY	2,893,526	USD	25,828	(529)
Deutsche Bank	10/19/17	EUR	150	USD	178	(1)
Bank of America	11/20/17	JPY	2,155,000	USD	19,875	216

						$(929)

For the period ended August 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Upfront Payments/ Receipts ($Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
3-MONTH USD - LIBOR	1.58%	Quarterly	06/13/2026	USD	$19,640	$–	$717
1.185%	3-MONTH USD - LIBOR	Quarterly	06/13/2021	USD	19,690	–	(359)
1.27%	3-MONTH USD - LIBOR	Semi-Annual	05/15/2023	USD	47,232	16	1,419
2.47%	3-MONTH USD - LIBOR	Semi-Annual	11/15/2043	USD	33,292	573	(1,066)
1.90%	3-MONTH USD - LIBOR	Semi-Annual	11/30/2022	USD	69,440	–	(385)
1.90%	3-MONTH USD - LIBOR	Semi-Annual	08/31/2022	USD	45,600	–	(282)

							$44

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts ($Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
CDX.NA.IG.28 Index	Sell	1.00%	Quarterly	06/20/2022	$(33,820)	$644	$674	$(30)

For the period ended August 31, 2017, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,027,300 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2017.
†	Investment in Affiliated Security (see Note –).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $674,027 ($ Thousands), representing 11.2% of the Net Assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2017 was $759 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(H)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
Put Options
March 2018, IMM Eurodollar Future*	136	$33,504	$98.25	03/17/18	$3
October 2017, U.S. 10-Year Future*	101	12,825	126.00	09/16/17	13
October 2017, U.S. Bond Future*	25	3,902	153.00	09/16/17	5
September 2017, IMM Eurodollar Future*	152	37,497	98.63	09/16/17	1

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTIONS (continued)

September 2017, U.S. 10-Year Future*	146	$18	$126.75	09/16/17	$18

		87,746			40

Call Options
October 2017, U.S. 10-Year Future*	89	11,302	126.50	09/16/17	67
October 2017, U.S. 10-Year Future*	146	18,540	127.25	09/16/17	50
October 2017, U.S. 10-Year Future*	375	47,619	127.50	09/16/17	94
October 2017, U.S. 10-Year Future*	400	50,794	127.00	09/16/17	181
October 2017, U.S. Bond Future*	98	15,297	155.00	09/16/17	168
September 2017, U.S. 10-Year Future*	278	35,302	127.00	09/16/17	48
September 2017, U.S. 5-Year Future*	192	22,752	118.50	09/16/17	21
September 2017, U.S. 5-Year Future*	180	21,330	118.75	09/16/17	6
September 2017, U.S. Long Bond*	169	63	156.50	09/16/17	63

		222,999			698

Total Purchased Options (Cost $799) ($ Thousands)		$310,745			$738

WRITTEN OPTIONS — 0.0%

Put Options
December 2017, U.S. 10-Year Future*	(72)	$(9,143)	124.00	11/18/17	$(12)
March 2018, IMM Eurodollar Future*	(136)	(33,504)	98.13	03/17/18	(1)
November 2017, U.S. 10-Year Future*	(98)	(12,444)	123.50	10/21/17	(6)
October 2017, U.S. 10-Year Future*	(97)	(12,317)	122.50	09/16/17	(2)
October 2017, U.S. 10-Year Future*	(78)	(9,905)	124.50	09/16/17	(1)
October 2017, U.S. 5-Year Future*	(170)	(20,145)	117.00	09/16/17	(3)

		(97,458)			(25)

Call Options
December 2017, U.S. 10-Year Future*	(346)	(43,937)	129.00	11/18/17	(119)
December 2017, U.S. 10-Year Future*	(72)	(9,143)	128.50	11/18/17	(33)
November 2017, U.S. 10-Year Future*	(98)	(12,444)	128.00	10/21/17	(41)
November 2017, U.S. Bond Future*	(50)	(7,805)	159.00	10/21/17	(42)
October 2017, Euro-Bund*	(38)	(6,167)	163.00	09/16/17	(16)
October 2017, U.S. 10-Year Future*	(98)	(12,444)	128.00	09/16/17	(14)
October 2017, U.S. 10-Year Future*	(104)	(13,206)	128.50	09/16/17	(8)
October 2017, U.S. 5-Year Future*	(170)	(20,145)	118.50	09/16/17	(44)
October 2017, U.S. 5-Year Future*	(252)	(29,862)	118.75	09/16/17	(39)

		(155,153)			(356)

Total Written Options (Premiums Received $377) ($ Thousands)		$(252,611)			$(381)

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $6,608,639 ($ Thousands), and the unrealized appreciation and depreciation were $143,851 ($ Thousands) and ($22,898) ($ Thousands), respectively.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Continued)

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$ –	$ 2,103,432	$–	$ 2,103,432
U.S. Treasury Obligations	–	1,712,868	–	1,712,868
Corporate Obligations	–	1,701,013	759	1,701,772
Asset-Backed Securities	–	558,940	–	558,940
Sovereign Debt	–	154,415	–	154,415
U.S. Government Agency Obligations	–	40,176	–	40,176
Municipal Bonds	–	36,563	–	36,563
Cash Equivalent	421,426	–	–	421,426

Total Investments in Securities	$ 421,426	$ 6,307,407	$759	$ 6,729,592

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$ (381)	$ —	$ —	$ (381)
Purchased Options	738	—	—	738
Futures Contracts *
Unrealized Appreciation	1,951	—	—	1,951
Unrealized Depreciation	(1,986)	—	—	(1,986)
Forwards Contracts *
Unrealized Appreciation	—	230	—	230
Unrealized Depreciation	—	(1,159)	—	(1,159)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(30)	—	(30)
Interest Rate Swaps *
Unrealized Appreciation	—	2,136	—	2,136
Unrealized Depreciation	—	(2,092)	—	(2,092)

Total Other Financial Instruments	$ 322	$ (915)	$ —	$ (593)

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $33.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$644,422	$644,422
Maximum potential amount of future payments	—	—	—	33,820,000	33,820,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Core Fixed Income Fund (Concluded)

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$33,820,000	$—	$—	$33,820,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$33,820,000	$—	$—	$33,820,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$245,725	$1,670,278	$(1,494,577)	$421,426	$397

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.6%
Consumer Discretionary — 15.8%
1011778 BC ULC
5.000%, 10/15/2025 (A)	$2,903	$ 2,979
4.250%, 05/15/2024 (A)	6,766	6,851
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (B) (C)	125	1
7.875%, 01/15/2009 (B) (C)	250	–
7.750%, 05/01/2009 (B) (C)	75	–
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004 (B) (C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	3,898	3,992
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	2,570	2,467
AMC Entertainment Holdings
5.875%, 11/15/2026	1,666	1,564
5.750%, 06/15/2025	3,295	3,130
AMC Networks
5.000%, 04/01/2024	2,615	2,697
4.750%, 12/15/2022	3,305	3,408
4.750%, 08/01/2025	3,980	3,995
American Axle & Manufacturing
6.625%, 10/15/2022	685	708
6.500%, 04/01/2027 (A)	955	941
6.250%, 03/15/2021	605	624
6.250%, 04/01/2025 (A)	700	696
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	1,055	1,109
Aramark Services
4.750%, 06/01/2026	1,400	1,467
Arch Merger Sub
8.500%, 09/15/2025 (A)	1,315	1,274
Argos Merger Sub
7.125%, 03/15/2023 (A)	2,245	1,830
Belo
7.750%, 06/01/2027	2,025	2,278
Bon-Ton Department Stores
8.000%, 06/15/2021	10,635	4,148
Boyd Gaming
6.875%, 05/15/2023	520	559
6.375%, 04/01/2026	2,550	2,770
Brookfield Residential Properties
6.375%, 05/15/2025 (A)	632	662
Burger King Worldwide
6.000%, 04/01/2022 (A)	1,900	1,963
Cablevision Systems
5.875%, 09/15/2022	1,947	2,035
Caesars Entertainment Operating
11.250%, 06/01/2017 (C)	1,619	2,056
9.000%, 02/15/2020 (C)	4,908	6,380
8.500%, 02/15/2020 (C)	1,569	2,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (A)	$410	$ 432
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,274
CCO Holdings LLC
5.875%, 04/01/2024 (A)	3,006	3,194
5.750%, 02/15/2026 (A)	3,220	3,404
5.500%, 05/01/2026 (A)	3,260	3,403
5.375%, 05/01/2025 (A)	5,703	5,945
5.250%, 09/30/2022	350	360
5.125%, 02/15/2023	2,000	2,067
5.125%, 05/01/2023 (A)	710	743
5.125%, 05/01/2027 (A)	8,927	9,195
5.000%, 02/01/2028 (A)	2,769	2,816
CEC Entertainment
8.000%, 02/15/2022	1,901	1,987
Cedar Fair
5.375%, 06/01/2024	2,070	2,184
Cengage Learning
9.500%, 06/15/2024 (A)	8,455	7,250
Century Communities
6.875%, 05/15/2022	3,445	3,634
Cinemark USA
4.875%, 06/01/2023	1,420	1,416
Claire’s Stores
9.000%, 03/15/2019 (A)	2,235	1,190
8.875%, 03/15/2019	554	56
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	6,070	6,040
6.500%, 11/15/2022	5,815	5,982
ClubCorp Club Operations
8.250%, 12/15/2023 (A)	3,000	3,349
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	850
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	765	770
CSC Holdings LLC
5.250%, 06/01/2024	4,073	4,180
Cumulus Media Holdings
7.750%, 05/01/2019	8,235	2,512
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	590	633
Dana Holding
6.000%, 09/15/2023	1,650	1,729
5.500%, 12/15/2024	620	646
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,375	3,586
DISH DBS
7.750%, 07/01/2026	95	112
6.750%, 06/01/2021	920	1,015
5.875%, 07/15/2022	7,319	7,914
5.875%, 11/15/2024	14,626	15,778

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2023	$5,920	$ 6,114
Eldorado Resorts
6.000%, 04/01/2025	2,705	2,874
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (A)	2,053	2,263
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	7,389
EW Scripps
5.125%, 05/15/2025 (A)	1,290	1,306
Ferrellgas
6.500%, 05/01/2021	1,350	1,286
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	821
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B) (C)	3,481	–
Goodyear Tire & Rubber
5.125%, 11/15/2023	285	298
5.000%, 05/31/2026	485	506
Gray Television
5.875%, 07/15/2026 (A)	2,040	2,101
5.125%, 10/15/2024 (A)	4,145	4,202
Group 1 Automotive
5.250%, 12/15/2023 (A)	1,530	1,530
Guitar Center
9.625%, 04/15/2020 (A)	12,866	7,173
Hanesbrands
4.625%, 05/15/2024 (A)	455	473
HD Supply
5.750%, 04/15/2024 (A)	845	907
5.250%, 12/15/2021 (A)	1,025	1,076
Hillman Group
6.375%, 07/15/2022 (A)	5,310	5,084
Hilton Domestic Operating
4.250%, 09/01/2024	4,613	4,713
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (A)	225	247
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	200	212
4.625%, 04/01/2025	400	418
iHeartCommunications
12.000%, 08/01/2021 (B)	4,917	–
10.625%, 03/15/2023	1,305	956
9.000%, 12/15/2019	2,656	2,112
9.000%, 03/01/2021	4,255	3,095
9.000%, 09/15/2022	3,846	2,788
iHeartCommunications
14.000%, cash/0.000% PIK 02/01/2021	10,742	2,115
IHO Verwaltungs GmbH
4.500%, cash/0% PIK 09/15/2023 (A)	380	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A) (D)	$7,723	$ 6,950
International Game Technology
6.500%, 02/15/2025 (A)	1,720	1,930
6.250%, 02/15/2022 (A)	720	794
Interval Acquisition
5.625%, 04/15/2023	1,310	1,349
Jack Ohio Finance LLC
6.750%, 11/15/2021 (A)	3,811	3,963
Jacobs Entertainment
7.875%, 02/01/2024 (A)	1,455	1,568
JC Penney
6.375%, 10/15/2036	920	662
5.875%, 07/01/2023 (A)	3,419	3,432
KFC Holding
5.000%, 06/01/2024 (A)	3,303	3,453
4.750%, 06/01/2027 (A)	1,490	1,529
L Brands
6.950%, 03/01/2033	1,174	1,130
6.875%, 11/01/2035	1,890	1,809
6.750%, 07/01/2036	3,598	3,408
5.625%, 02/15/2022	1,595	1,685
Landry’s
6.750%, 10/15/2024 (A)	3,518	3,562
Lear
5.375%, 03/15/2024	204	218
5.250%, 01/15/2025	810	868
Lee Enterprises
9.500%, 03/15/2022 (A)	2,390	2,486
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	3,032
LIN Television
5.875%, 11/15/2022	1,089	1,133
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	3,482	3,639
Lithia Motors
5.250%, 08/01/2025 (A)	322	329
Live Nation Entertainment
4.875%, 11/01/2024 (A)	2,593	2,645
M/I Homes
6.750%, 01/15/2021	1,775	1,855
5.625%, 08/01/2025 (A)	3,220	3,268
McClatchy
9.000%, 12/15/2022	5,275	5,460
MGM Resorts International
7.750%, 03/15/2022	3,105	3,633
6.750%, 10/01/2020	350	388
6.000%, 03/15/2023	4,786	5,289
5.250%, 03/31/2020	1,085	1,145
4.625%, 09/01/2026	4,819	4,903
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	4,303	4,518

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Monitronics International
9.125%, 04/01/2020	$10,811	$ 9,095
Neiman Marcus Group LLC
8.000%, 10/15/2021 (A)	500	256
Neiman Marcus Group LLC
8.750%, cash/0% PIK 10/15/2021 (A)	1,215	553
Netflix
4.375%, 11/15/2026 (A)	1,858	1,812
New Albertson’s
8.700%, 05/01/2030	1,005	922
8.000%, 05/01/2031	7,373	6,433
7.750%, 06/15/2026	135	124
7.450%, 08/01/2029	3,095	2,701
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	610	636
5.625%, 08/01/2024 (A)	3,600	3,726
Nine West Holdings
8.250%, 03/15/2019 (A)	6,845	1,266
PetSmart
8.875%, 06/01/2025 (A)	655	545
5.875%, 06/01/2025 (A)	605	540
Pinnacle Entertainment
5.625%, 05/01/2024	1,800	1,849
PulteGroup
5.000%, 01/15/2027	1,452	1,496
Quebecor Media (escrow security)
0.000%, 11/15/2013 (B) (C)	1,800	2
0.000%, 03/15/2016 (B) (C)	2,175	–
QVC
4.450%, 02/15/2025	1,071	1,088
Regal Entertainment Group
5.750%, 03/15/2022	670	695
5.750%, 06/15/2023	395	404
RSI Home Products
6.500%, 03/15/2023 (A)	1,590	1,677
Sally Holdings LLC
5.625%, 12/01/2025	2,900	2,962
Schaeffler Finance
4.750%, 05/15/2023 (A)	865	895
Scientific Games International
7.000%, 01/01/2022 (A)	3,536	3,775
Seminole Tribe
6.535%, 10/01/2020 (A)	895	904
Service International
7.500%, 04/01/2027	2,065	2,457
ServiceMaster LLC
5.125%, 11/15/2024 (A)	1,197	1,230
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	3,910	4,213
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,301
5.875%, 03/15/2026 (A)	365	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 08/01/2024 (A)	$4,400	$ 4,500
5.125%, 02/15/2027 (A)	3,421	3,318
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,240	1,340
5.375%, 04/15/2025 (A)	9,915	10,481
5.375%, 07/15/2026 (A)	3,190	3,350
5.000%, 08/01/2027 (A)	2,195	2,255
4.625%, 05/15/2023 (A)	805	829
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	3,062
4.875%, 07/31/2024 (A)	5,855	5,907
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	5,615	5,503
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	2,460	2,592
Tegna
5.500%, 09/15/2024 (A)	510	537
4.875%, 09/15/2021 (A)	565	578
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,135
5.500%, 06/15/2026	825	851
Tenneco
5.000%, 07/15/2026	70	71
Tesla
5.300%, 08/15/2025 (A)	7,544	7,440
TI Group Automotive Systems LLC
8.750%, 07/15/2023 (A)	7,363	7,761
Time
5.750%, 04/15/2022 (A)	965	984
Tribune Media
5.875%, 07/15/2022	5,665	5,877
Univision Communications
5.125%, 02/15/2025 (A)	9,083	9,128
Viking Cruises
8.500%, 10/15/2022 (A)	3,000	3,139
6.250%, 05/15/2025 (A)	2,320	2,366
Vista Outdoor
5.875%, 10/01/2023	1,925	1,973
VTR Finance
6.875%, 01/15/2024 (A)	2,365	2,513
WMG Acquisition
5.625%, 04/15/2022 (A)	495	515
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	3,270	3,409
5.250%, 05/15/2027 (A)	1,165	1,177
Yum! Brands
6.875%, 11/15/2037	3,470	3,756
5.350%, 11/01/2043	180	169
ZF North America Capital
4.750%, 04/29/2025 (A)	1,395	1,463

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/29/2022 (A)	$795	$ 837

		467,486

Consumer Staples — 4.0%
Albertsons LLC
6.625%, 06/15/2024	1,060	1,012
5.750%, 03/15/2025	2,886	2,601
AMN Healthcare
5.125%, 10/01/2024 (A)	5,035	5,161
Ashtead Capital
5.625%, 10/01/2024 (A)	390	418
4.375%, 08/15/2027 (A)	1,256	1,281
4.125%, 08/15/2025 (A)	481	493
Avon International Operations
7.875%, 08/15/2022 (A)	1,163	1,214
Avon Products
7.000%, 03/15/2023	483	430
B&G Foods
5.250%, 04/01/2025	2,225	2,286
Central Garden & Pet
6.125%, 11/15/2023	745	793
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,022	1,082
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,550	1,647
Cott Holdings
5.500%, 04/01/2025 (A)	1,445	1,510
CVS Health
5.000%, 12/01/2024	800	894
Energizer Holdings
5.500%, 06/15/2025 (A)	1,185	1,244
First Quality Finance
5.000%, 07/01/2025 (A)	2,063	2,099
Global A&T Electronics
10.000%, 02/01/2019 (A) (C)	590	477
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	4,073	4,131
Herc Rentals
7.750%, 06/01/2024 (A)	1,407	1,540
7.500%, 06/01/2022 (A)	618	677
High Ridge Brands
8.875%, 03/15/2025 (A)	735	702
HRG Group
7.750%, 01/15/2022	2,546	2,667
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	1,905
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	1,796	1,864
4.625%, 11/01/2024 (A)	1,796	1,852
Opal Acquisition
10.000%, 10/01/2024 (A)	2,192	1,973
7.500%, 07/01/2024 (A)	288	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	$5,425	$ 5,316
Post Holdings
5.750%, 03/01/2027 (A)	1,692	1,751
5.500%, 03/01/2025 (A)	515	536
5.000%, 08/15/2026 (A)	4,957	4,957
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	12,657	13,986
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	615	640
Rite Aid
7.700%, 02/15/2027	3,605	3,461
6.875%, 12/15/2028 (A)	210	192
6.125%, 04/01/2023 (A)	8,027	7,876
SP Finco LLC
6.750%, 07/01/2025 (A)	727	686
Spectrum Brands
6.625%, 11/15/2022	1,115	1,158
6.125%, 12/15/2024	1,930	2,070
5.750%, 07/15/2025	880	936
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (A)	2,300	2,369
SuperValu
6.750%, 06/01/2021	3,500	3,378
Syniverse Foreign Holdings
9.125%, 01/15/2022 (A)	2,264	2,292
Team Health Holdings
6.375%, 02/01/2025 (A)	4,065	3,923
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,185	1,253
Valeant Pharmaceuticals International
7.000%, 03/15/2024 (A)	3,650	3,874
6.500%, 03/15/2022 (A)	5,009	5,253
6.125%, 04/15/2025 (A)	10,330	8,716
5.625%, 12/01/2021 (A)	1,420	1,303

		118,162

Energy — 10.4%
Alta Mesa Holdings
7.875%, 12/15/2024 (A)	3,471	3,723
American Greetings
7.875%, 02/15/2025 (A)	145	157
Andeavor Logistics
6.375%, 05/01/2024	465	506
6.250%, 10/15/2022	355	375
6.125%, 10/15/2021	540	558
5.875%, 10/01/2020	969	985
5.250%, 01/15/2025	395	419
Antero Midstream Partners
5.375%, 09/15/2024	525	535
Antero Resources
5.625%, 06/01/2023	2,683	2,730

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 12/01/2022	$760	$ 762
Archrock Partners
6.000%, 04/01/2021	525	513
Atwood Oceanics
6.500%, 02/01/2020	1,725	1,684
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	10,040	10,316
Calfrac Holdings
7.500%, 12/01/2020 (A)	6,514	5,830
California Resources
8.000%, 12/15/2022 (A)	4,215	2,324
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	5,312
Carrizo Oil & Gas
8.250%, 07/15/2025	2,158	2,234
7.500%, 09/15/2020	400	405
6.250%, 04/15/2023	575	558
CHC Group LLC
10.858%, 10/01/2020 (E)	200	304
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	3,281	3,527
5.125%, 06/30/2027 (A)	3,398	3,517
Chesapeake Energy
8.000%, 12/15/2022 (A)	2,427	2,509
8.000%, 01/15/2025 (A)	3,514	3,386
8.000%, 06/15/2027 (A)	1,085	1,031
Cloud Peak Energy Resources LLC
12.000%, 11/01/2021	1,027	1,063
Concho Resources
5.500%, 10/01/2022	90	93
5.500%, 04/01/2023	1,465	1,509
Consol Energy
5.875%, 04/15/2022	3,739	3,739
Continental Resources
5.000%, 09/15/2022	1,380	1,387
4.500%, 04/15/2023	8,837	8,704
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	300	301
Crestwood Midstream Partners
6.250%, 04/01/2023	555	573
5.750%, 04/01/2025	7,350	7,442
CSI Compressco
7.250%, 08/15/2022	215	193
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	967	897
Delek Logistics Partners
6.750%, 05/15/2025 (A)	1,462	1,475
Denbury Resources
9.000%, 05/15/2021 (A)	1,883	1,685
5.500%, 05/01/2022	435	199
4.625%, 07/15/2023	3,093	1,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond Offshore Drilling
7.875%, 08/15/2025	$1,439	$ 1,439
Energy Transfer Equity
5.875%, 01/15/2024	1,487	1,602
EnLink Midstream Partners
5.050%, 04/01/2045	2,303	2,181
4.400%, 04/01/2024	805	829
Ensco
8.000%, 01/31/2024	1,700	1,530
5.750%, 10/01/2044	3,105	1,995
EP Energy LLC
9.375%, 05/01/2020	963	709
8.000%, 11/29/2024 (A)	970	948
8.000%, 02/15/2025 (A)	1,981	1,307
7.750%, 09/01/2022	375	229
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	867	893
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	3,955	4,084
7.375%, 05/15/2024 (A)	1,434	1,441
FTS International
8.746%, VAR ICE LIBOR USD 3 Month+7.500%, 06/15/2020 (A)	1,613	1,637
6.250%, 05/01/2022	8,178	7,074
Genesis Energy
6.750%, 08/01/2022	4,231	4,284
6.500%, 10/01/2025	1,436	1,407
6.000%, 05/15/2023	2,171	2,128
5.625%, 06/15/2024	900	846
Gulfport Energy
6.000%, 10/15/2024 (A)	1,425	1,396
Halcon Resources
6.750%, 02/15/2025 (A)	1,345	1,352
Hilcorp Energy I
5.750%, 10/01/2025 (A)	2,950	2,847
IronGate Energy Services LLC
11.000%, 07/01/2018 (A) (C)	500	175
Jones Energy Holdings LLC
9.250%, 03/15/2023	3,733	2,594
Jupiter Resources
8.500%, 10/01/2022 (A)	6,610	4,296
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	2,815	2,787
Laredo Petroleum
7.375%, 05/01/2022	3,872	3,979
5.625%, 01/15/2022	145	144
MEG Energy
7.000%, 03/31/2024 (A)	4,997	3,973
6.500%, 01/15/2025 (A)	8,675	8,057
6.375%, 01/30/2023 (A)	4,475	3,574
Midstates Petroleum (escrow security)
10.750%, 10/15/2020 (B)	3,459	–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
10.000%, 06/01/2020 (B)	$1,250	$ –
9.250%, 06/01/2021 (B)	485	–
MPLX
5.500%, 02/15/2023	970	998
4.875%, 12/01/2024	355	382
Murphy Oil
6.875%, 08/15/2024	600	634
Murray Energy
11.250%, 04/15/2021 (A)	4,239	2,459
Nabors Industries
5.500%, 01/15/2023	460	431
Newfield Exploration
5.750%, 01/30/2022	1,050	1,108
5.625%, 07/01/2024	1,325	1,411
5.375%, 01/01/2026	1,635	1,708
NGL Energy Partners
7.500%, 11/01/2023 (A)	4,980	4,793
6.125%, 03/01/2025	2,005	1,785
NGPL PipeCo LLC
4.875%, 08/15/2027 (A)	170	175
4.375%, 08/15/2022 (A)	690	709
Noble Holding International
7.750%, 01/15/2024	9,500	7,339
Oasis Petroleum
6.875%, 03/15/2022	1,230	1,196
6.875%, 01/15/2023	1,370	1,311
6.500%, 11/01/2021	330	322
Parker Drilling
6.750%, 07/15/2022	7,025	5,339
Parsley Energy LLC
5.375%, 01/15/2025 (A)	3,305	3,322
5.250%, 08/15/2025 (A)	1,880	1,880
PBF Holding LLC
7.000%, 11/15/2023	1,073	1,076
PDC Energy
7.750%, 10/15/2022	1,000	1,040
6.125%, 09/15/2024 (A)	357	366
Peabody Energy
6.375%, 03/31/2025 (A)	4,767	4,863
6.000%, 03/31/2022 (A)	773	792
Permian Resources LLC
8.000%, 06/15/2020 (A)	2,628	2,707
Plains All American Pipeline
4.500%, 12/15/2026	3,350	3,432
Precision Drilling
7.750%, 12/15/2023	488	484
Pride International LLC
7.875%, 08/15/2040	430	338
Range Resources
5.000%, 08/15/2022 (A)	155	152
5.000%, 03/15/2023 (A)	40	40
4.875%, 05/15/2025	3,649	3,494

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regency Energy Partners
5.500%, 04/15/2023	$550	$ 566
Rowan
7.375%, 06/15/2025	4,028	3,645
5.850%, 01/15/2044	4,709	3,496
5.400%, 12/01/2042	720	508
RSP Permian
6.625%, 10/01/2022	340	353
5.250%, 01/15/2025 (A)	260	261
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,385	1,552
5.875%, 06/30/2026	320	357
5.750%, 05/15/2024	3,515	3,909
5.625%, 04/15/2023	1,070	1,183
Sanchez Energy
7.750%, 06/15/2021	255	221
6.125%, 01/15/2023	635	484
SandRidge Energy (escrow security)
8.750%, 01/15/2020 (B)	280	–
8.125%, 10/15/2022 (B)	2,535	–
7.500%, 02/15/2023 (B)	4,790	–
SemGroup
5.625%, 07/15/2022	7,485	7,354
5.625%, 11/15/2023	2,085	2,012
SESI LLC
7.125%, 12/15/2021	3,529	3,547
Seventy Seven Energy
6.500%, 07/15/2022 (B) (C)	395	–
Seventy Seven Operating LLC
6.625%, 11/15/2019 (B) (C)	2,787	–
SM Energy
6.500%, 01/01/2023	425	407
6.125%, 11/15/2022	1,128	1,066
5.625%, 06/01/2025	405	366
5.000%, 01/15/2024	2,328	2,072
Southwestern Energy
6.700%, 01/23/2025	5,055	4,929
4.100%, 03/15/2022	2,909	2,683
Summit Midstream Holdings LLC
5.750%, 04/15/2025	5,670	5,684
5.500%, 08/15/2022	2,330	2,336
Targa Resources Partners
6.750%, 03/15/2024	3,500	3,789
5.250%, 05/01/2023	1,000	1,022
5.125%, 02/01/2025 (A)	250	257
4.250%, 11/15/2023	350	347
Transocean
9.000%, 07/15/2023 (A)	3,300	3,506
7.500%, 04/15/2031	2,864	2,420
5.800%, 10/15/2022	6,630	6,282
Tullow Oil
6.250%, 04/15/2022 (A)	1,342	1,261

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 11/01/2020 (A)	$722	$ 698
Ultra Resources
6.875%, 04/15/2022 (A)	3,600	3,542
Weatherford International
9.875%, 02/15/2024 (A)	190	194
8.250%, 06/15/2023	3,509	3,439
5.950%, 04/15/2042	4,545	3,613
Whiting Petroleum
6.250%, 04/01/2023	6,432	5,966
5.750%, 03/15/2021	2,875	2,702
WildHorse Resource Development
6.875%, 02/01/2025 (A)	2,495	2,451
Williams
4.550%, 06/24/2024	1,193	1,220
WPX Energy
8.250%, 08/01/2023	1,090	1,196
7.500%, 08/01/2020	1,311	1,416
6.000%, 01/15/2022	795	820
5.250%, 09/15/2024	1,471	1,442

		309,218

Financials — 4.6%
Ally Financial
5.750%, 11/20/2025	3,225	3,482
5.125%, 09/30/2024	3,325	3,583
4.625%, 05/19/2022	1,165	1,212
4.625%, 03/30/2025	1,540	1,605
4.250%, 04/15/2021	695	718
4.125%, 03/30/2020	900	926
3.500%, 01/27/2019	995	1,007
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	3,924	3,728
AssuredPartners
7.000%, 08/15/2025 (A)	2,549	2,568
Aventine (escrow security)
0.000%, 10/15/2049 (B) (C)	2,600	–
Bank of America
8.000%, VAR ICE LIBOR USD 3 Month+3.630%, 12/31/2049	2,945	2,998
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	3,435	3,873
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/2049	1,947	1,991
BCD Acquisition
9.625%, 09/15/2023 (A)	3,360	3,700
CIT Group
5.500%, 02/15/2019 (A)	559	585
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	1,235	1,380
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	85	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	$1,950	$ 2,101
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	515	538
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	480	500
City National Bank
9.000%, 08/12/2019 (B)	4,062	4,531
CNG Holdings
9.375%, 05/15/2020 (A)	2,365	2,093
Credit Acceptance
7.375%, 03/15/2023	5,395	5,705
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	1,365	1,535
CSTN Merger Sub
6.750%, 08/15/2024 (A)	1,798	1,769
CTR Partnership
5.250%, 06/01/2025	3,760	3,882
FBM Finance
8.250%, 08/15/2021 (A)	1,040	1,110
HUB International
7.875%, 10/01/2021 (A)	6,495	6,753
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	925	879
James Hardie International Finance DAC
5.875%, 02/15/2023 (A)	2,515	2,641
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,967	2,026
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	3,515	4,016
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	3,065	3,318
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049	395	407
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	3,250	3,624
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	6,061
Mattamy Group
6.500%, 11/15/2020 (A)	1,635	1,668
MGIC Investment
5.750%, 08/15/2023	3,025	3,309
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	4,705	5,117
4.500%, 09/01/2026	5,125	5,214
Millennium (escrow security)
7.625%, 11/15/2026 (B) (C)	200	–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MSCI
5.750%, 08/15/2025 (A)	$918	$ 998
5.250%, 11/15/2024 (A)	264	281
4.750%, 08/01/2026 (A)	1,270	1,318
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,855
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,000	1,021
6.500%, 06/01/2022	1,982	2,022
Navient
7.250%, 09/25/2023	3,267	3,543
6.625%, 07/26/2021	2,805	2,991
Popular
7.000%, 07/01/2019	2,718	2,848
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	2,020	2,236
5.125%, 05/28/2024	780	823
Springleaf Finance
7.750%, 10/01/2021	3,460	3,893
6.125%, 05/15/2022	1,461	1,530
Starwood Property Trust
5.000%, 12/15/2021	2,325	2,409
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	2,050	2,173
Wells Fargo
7.980%, VAR ICE LIBOR USD 3 Month+3.770%, 03/29/2049	1,950	2,008
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,000	1,930

		136,124

Health Care — 7.4%
21st Century Oncology
11.000%, 05/01/2023 (A) (C)	890	605
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,120
5.125%, 07/01/2022	2,080	2,153
Alere
6.500%, 06/15/2020	230	233
6.375%, 07/01/2023 (A)	570	610
Aurora Diagnostics Holdings LLC
12.250%, 01/15/2020 (B)	7,686	6,841
BioScrip
8.875%, 02/15/2021	5,639	5,131
Centene
6.125%, 02/15/2024	985	1,060
4.750%, 05/15/2022	2,823	2,963
4.750%, 01/15/2025	7,465	7,707
CHS
6.875%, 02/01/2022	2,555	2,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Concordia International
9.000%, 04/01/2022 (A)	$353	$ 254
DaVita
5.125%, 07/15/2024	4,405	4,496
5.000%, 05/01/2025	5,768	5,847
DJO Finco
8.125%, 06/15/2021 (A)	8,681	8,250
Endo Dac
6.000%, 07/15/2023 (A)	1,145	962
5.875%, 10/15/2024 (A)	2,742	2,831
Envision Healthcare
6.250%, 12/01/2024 (A)	3,628	3,909
5.625%, 07/15/2022	3,710	3,859
HCA
7.500%, 02/15/2022	5,620	6,477
5.875%, 05/01/2023	5,105	5,585
5.875%, 02/15/2026	5,185	5,593
5.375%, 02/01/2025	14,871	15,689
5.250%, 04/15/2025	6,057	6,534
5.250%, 06/15/2026	2,210	2,379
HealthSouth
5.750%, 11/01/2024	875	901
5.750%, 09/15/2025	1,571	1,634
5.125%, 03/15/2023	620	634
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,340	4,568
5.000%, 02/15/2025 (A)	165	169
Hologic
5.250%, 07/15/2022 (A)	980	1,032
IASIS Healthcare LLC
8.375%, 05/15/2019	1,400	1,400
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	679	750
Kindred Healthcare
8.750%, 01/15/2023	1,675	1,621
8.000%, 01/15/2020	735	729
6.375%, 04/15/2022	5,620	5,114
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,240	1,302
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	285	281
5.625%, 10/15/2023 (A)	725	694
5.500%, 04/15/2025 (A)	2,694	2,512
4.750%, 04/15/2023	3,204	2,796
Molina Healthcare
5.375%, 11/15/2022	5,163	5,383
4.875%, 06/15/2025 (A)	5,021	4,933
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	1,724	1,849
Quintiles IMS
4.875%, 05/15/2023 (A)	2,680	2,787

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	$4,949	$ 5,252
Select Medical
6.375%, 06/01/2021	7,055	7,273
Tenet Healthcare
8.125%, 04/01/2022	4,540	4,767
8.000%, 08/01/2020	610	619
7.500%, 01/01/2022 (A)	1,340	1,444
6.750%, 06/15/2023	10,125	10,045
5.125%, 05/01/2025 (A)	2,752	2,769
4.625%, 07/15/2024 (A)	3,470	3,470
4.500%, 04/01/2021	1,465	1,494
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	2,095	1,990
7.000%, 10/01/2020 (A)	400	399
6.750%, 08/15/2021 (A)	1,985	1,901
5.875%, 05/15/2023 (A)	3,545	3,022
5.500%, 03/01/2023 (A)	3,605	3,028
5.375%, 03/15/2020 (A)	7,540	7,446
Valeant Pharmaceuticals International (escrow security)
7.500%, 07/15/2021 (A)	11,540	11,324
Vizient
10.375%, 03/01/2024 (A)	1,387	1,595
WellCare Health Plans
5.250%, 04/01/2025	6,652	6,968

		219,100

Industrials — 7.7%
ACCO Brands
5.250%, 12/15/2024 (A)	490	505
Actuant
5.625%, 06/15/2022	4,174	4,278
ADT
4.125%, 06/15/2023	250	253
3.500%, 07/15/2022	1,290	1,286
AECOM
5.875%, 10/15/2024	445	487
5.750%, 10/15/2022	175	183
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,244	4,942
Aircastle
7.625%, 04/15/2020	720	804
5.000%, 04/01/2023	370	393
Allegion
5.875%, 09/15/2023	175	188
Allegion US Holding
5.750%, 10/01/2021	255	263
Allison Transmission
5.000%, 10/01/2024 (A)	4,094	4,217
Apex Tool Group LLC
7.000%, 02/01/2021 (A)	1,715	1,518

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arconic
6.750%, 01/15/2028	$3,350	$ 3,819
5.900%, 02/01/2027	865	943
5.400%, 04/15/2021	1,698	1,821
ARD Finance
7.125%, cash/0% PIK 09/15/2023	2,836	3,006
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	5,020	5,537
6.000%, 02/15/2025 (A)	3,520	3,749
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (A)	1,675	1,712
5.500%, 04/01/2023	4,944	4,986
Beacon Roofing Supply
6.375%, 10/01/2023	774	820
BMC East LLC
5.500%, 10/01/2024 (A)	2,195	2,288
Bombardier
7.500%, 03/15/2025 (A)	1,605	1,708
6.000%, 10/15/2022 (A)	7,200	7,308
Builders FirstSource
5.625%, 09/01/2024 (A)	4,735	4,948
CD&R Waterworks Merger Sub LLC
6.125%, 08/15/2025 (A)	3,059	3,120
Cenveo
8.500%, 09/15/2022 (A)	10,375	5,914
6.000%, 08/01/2019 (A)	4,160	3,421
CEVA Group
7.000%, 03/01/2021 (A)	950	917
Clean Harbors
5.125%, 06/01/2021	380	387
Cloud Crane LLC
10.125%, 08/01/2024 (A)	944	1,057
CNH Industrial Capital LLC
4.875%, 04/01/2021	1,060	1,122
4.375%, 04/05/2022	585	611
DAE Funding LLC
5.000%, 08/01/2024 (A)	1,283	1,312
4.500%, 08/01/2022 (A)	864	881
4.000%, 08/01/2020 (A)	970	980
FGI Operating LLC
7.875%, 05/01/2020	1,590	1,049
Flex Acquisition
6.875%, 01/15/2025 (A)	1,459	1,517
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/2022 (A)	3,225	3,354
Gates Global LLC
6.000%, 07/15/2022 (A)	1,295	1,327
GCP Applied Technologies
9.500%, 02/01/2023 (A)	720	810
General Cable
5.750%, 10/01/2022	1,535	1,570

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Great Lakes Dredge & Dock
8.000%, 05/15/2022 (A)	$540	$ 548
Grinding Media
7.375%, 12/15/2023 (A)	1,061	1,141
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,188
Hertz
7.625%, 06/01/2022 (A)	3,624	3,656
7.375%, 01/15/2021	610	602
6.250%, 10/15/2022	2,095	1,948
5.875%, 10/15/2020	846	812
5.500%, 10/15/2024 (A)	2,080	1,768
Icahn Enterprises
6.750%, 02/01/2024	1,630	1,716
6.250%, 02/01/2022	2,590	2,671
6.000%, 08/01/2020	3,400	3,502
5.875%, 02/01/2022	3,813	3,921
KAR Auction Services
5.125%, 06/01/2025 (A)	4,142	4,284
KLX
5.875%, 12/01/2022 (A)	1,370	1,437
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,037	1,053
LTF Merger Sub
8.500%, 06/15/2023 (A)	4,653	4,932
Masonite International
5.625%, 03/15/2023 (A)	1,850	1,929
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,844	3,979
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	308
5.000%, 02/01/2025 (A)	6,500	6,711
Novelis
6.250%, 08/15/2024 (A)	360	380
5.875%, 09/30/2026 (A)	2,550	2,659
Oshkosh
5.375%, 03/01/2022	575	598
5.375%, 03/01/2025	480	504
PaperWorks Industries
9.500%, 08/15/2019 (A)	3,846	2,577
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	1,210	1,258
5.250%, 08/15/2022 (A)	2,140	2,231
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	1,270	1,360
6.875%, 02/15/2021	146	150
5.750%, 10/15/2020	1,495	1,523
RR Donnelley & Sons
7.625%, 06/15/2020	606	656
6.000%, 04/01/2024	5,945	5,625
Sensata Technologies
5.000%, 10/01/2025 (A)	2,980	3,122

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 10/15/2023 (A)	$1,400	$ 1,459
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,030	3,310
SPX FLOW
5.875%, 08/15/2026 (A)	1,097	1,146
5.625%, 08/15/2024 (A)	2,087	2,155
Standard Industries
6.000%, 10/15/2025 (A)	1,515	1,629
5.500%, 02/15/2023 (A)	245	258
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	6,825	7,576
Summit Materials LLC
6.125%, 07/15/2023	3,855	4,038
5.125%, 06/01/2025 (A)	1,340	1,367
Terex
5.625%, 02/01/2025 (A)	765	801
TransDigm
6.500%, 07/15/2024	915	950
6.500%, 05/15/2025	2,310	2,379
6.375%, 06/15/2026	929	956
Triumph Group
7.750%, 08/15/2025 (A)	1,800	1,852
4.875%, 04/01/2021	1,345	1,285
Tutor Perini
6.875%, 05/01/2025 (A)	4,370	4,698
United Rentals North America
7.625%, 04/15/2022	108	113
5.875%, 09/15/2026	3,065	3,336
5.750%, 11/15/2024	2,780	2,976
5.500%, 07/15/2025	805	861
5.500%, 05/15/2027	1,972	2,090
4.875%, 01/15/2028	1,085	1,096
USG
4.875%, 06/01/2027 (A)	2,465	2,527
Vertiv Group
9.250%, 10/15/2024 (A)	126	140
Weekley Homes LLC
6.625%, 08/15/2025 (A)	6,110	5,927
Welbilt
9.500%, 02/15/2024	555	640
West
5.375%, 07/15/2022 (A)	1,150	1,163
Xerium Technologies
9.500%, 08/15/2021	6,770	7,007
XPO Logistics
6.500%, 06/15/2022 (A)	1,240	1,305
6.125%, 09/01/2023 (A)	1,050	1,096

		228,196

Information Technology — 5.7%
ACI Worldwide
6.375%, 08/15/2020 (A)	830	846

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliance Data Systems
5.375%, 08/01/2022 (A)	$1,542	$ 1,577
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	1,778	1,827
Amkor Technology
6.625%, 06/01/2021	607	620
6.375%, 10/01/2022	1,685	1,740
Anixter
5.500%, 03/01/2023	1,080	1,161
Ascend Learning LLC
6.875%, 08/01/2025 (A)	385	400
Bankrate
6.125%, 08/15/2018 (A)	3,170	3,178
BMC Software Finance
8.125%, 07/15/2021 (A)	5,841	6,031
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	1,585	1,586
Cardtronics
5.500%, 05/01/2025 (A)	1,350	1,381
5.125%, 08/01/2022	3,676	3,750
CDK Global
4.875%, 06/01/2027 (A)	220	223
CDW LLC
5.500%, 12/01/2024	1,650	1,809
5.000%, 09/01/2023	2,250	2,343
5.000%, 09/01/2025	1,340	1,397
Cimpress
7.000%, 04/01/2022 (A)	1,078	1,117
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	2,835	3,012
Dell International LLC
8.350%, 07/15/2046 (A)	2,550	3,290
8.100%, 07/15/2036 (A)	2,775	3,493
7.125%, 06/15/2024 (A)	5,560	6,159
6.020%, 06/15/2026 (A)	5,160	5,765
5.875%, 06/15/2021 (A)	340	356
5.450%, 06/15/2023 (A)	1,350	1,479
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	2,011
Entegris
6.000%, 04/01/2022 (A)	4,015	4,186
First Data
7.000%, 12/01/2023 (A)	3,560	3,836
5.750%, 01/15/2024 (A)	6,400	6,736
5.375%, 08/15/2023 (A)	2,931	3,085
5.000%, 01/15/2024 (A)	3,165	3,295
Gartner
5.125%, 04/01/2025 (A)	1,921	2,024
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	4,839	5,504
Hughes Satellite Systems
6.625%, 08/01/2026	200	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 08/01/2026	$2,360	$ 2,475
Infor Software Parent LLC
7.125%, cash/0% PIK 05/01/2021 (A)	1,665	1,698
Infor US
6.500%, 05/15/2022	3,210	3,274
Informatica LLC
7.125%, 07/15/2023 (A)	1,330	1,337
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	2,930	3,022
MagnaChip Semiconductor
6.625%, 07/15/2021	1,180	1,130
5.000%, 03/01/2021 (A)	500	761
Micron Technology
7.500%, 09/15/2023	540	599
5.250%, 08/01/2023 (A)	3,935	4,097
5.250%, 01/15/2024 (A)	1,940	2,018
Microsemi
9.125%, 04/15/2023 (A)	576	660
NCR
5.000%, 07/15/2022	3,936	4,015
NeuStar
4.500%, 01/15/2023	2,365	2,424
Nuance Communications
5.625%, 12/15/2026 (A)	2,805	2,928
NXP
5.750%, 03/15/2023 (A)	905	945
4.625%, 06/01/2023 (A)	1,265	1,352
Open Text
5.875%, 06/01/2026 (A)	2,358	2,555
Plantronics
5.500%, 05/31/2023 (A)	4,783	4,950
Quintiles IMS
5.000%, 10/15/2026 (A)	7,728	8,095
Rackspace Hosting
8.625%, 11/15/2024 (A)	1,220	1,295
Riverbed Technology
8.875%, 03/01/2023 (A)	1,545	1,510
RP Crown Parent LLC
7.375%, 10/15/2024 (A)	415	423
Sabre Global
5.375%, 04/15/2023 (A)	895	921
5.250%, 11/15/2023 (A)	7,488	7,675
Sensata Technologies
5.625%, 11/01/2024 (A)	200	218
Solera LLC
10.500%, 03/01/2024 (A)	2,495	2,841
Symantec
5.000%, 04/15/2025 (A)	3,515	3,681
Unisys
10.750%, 04/15/2022 (A)	5,120	5,645
VeriSign
4.750%, 07/15/2027 (A)	970	987

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 05/01/2023	$2,500	$ 2,572
Veritas US
7.500%, 02/01/2023 (A)	405	430
Western Digital
10.500%, 04/01/2024	2,736	3,249
7.375%, 04/01/2023 (A)	1,610	1,765
WEX
4.750%, 02/01/2023 (A)	2,036	2,089
Zebra Technologies
7.250%, 10/15/2022	646	685

		169,756

Materials — 5.6%
AK Steel
7.500%, 07/15/2023	1,850	2,003
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	756	845
6.750%, 09/30/2024 (A)	977	1,072
Aleris International
9.500%, 04/01/2021 (A)	2,776	2,949
7.875%, 11/01/2020	452	446
Allegheny Technologies
9.375%, 06/01/2019	2,155	2,333
7.875%, 08/15/2023	3,435	3,692
Alpha 3
6.250%, 02/01/2025 (A)	6,400	6,576
Ashland LLC
4.750%, 08/15/2022	2,280	2,380
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	275	281
Berry Plastics
6.000%, 10/15/2022	265	281
Big River Steel LLC
7.250%, 09/01/2025 (A)	5,444	5,703
Blue Cube Spinco
10.000%, 10/15/2025	1,295	1,596
9.750%, 10/15/2023	1,700	2,061
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	940	989
Boart Longyear Management
10.000%, 10/01/2018 (A) (C)	2,500	2,013
7.000%, 04/01/2021 (A) (C)	4,040	828
Boise Cascade
5.625%, 09/01/2024 (A)	747	782
CF Industries
5.150%, 03/15/2034	580	548
3.450%, 06/01/2023	2,504	2,435
Chemours
6.625%, 05/15/2023	1,465	1,555
5.375%, 05/15/2027	923	962
Compass Minerals International
4.875%, 07/15/2024 (A)	1,931	1,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellium
7.875%, 04/01/2021 (A)	$2,750	$ 2,922
6.625%, 03/01/2025 (A)	640	672
5.750%, 05/15/2024 (A)	2,330	2,371
Cornerstone Chemical
9.375%, 03/15/2018 (A)	2,305	2,310
CVR Partners
9.250%, 06/15/2023 (A)	1,966	2,018
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,374
First Quantum Minerals
7.500%, 04/01/2025 (A)	3,215	3,291
7.250%, 04/01/2023 (A)	1,440	1,480
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,899	1,970
4.750%, 05/15/2022 (A)	2,157	2,227
Freeport-McMoRan
5.400%, 11/14/2034	1,360	1,309
4.550%, 11/14/2024	365	364
3.875%, 03/15/2023	6,984	6,914
Freeport-McMoRan Oil & Gas LLC
5.450%, 03/15/2043	7,780	7,235
Hecla Mining
6.875%, 05/01/2021	2,875	2,980
Hexion
10.000%, 04/15/2020	2,213	2,163
Hexion US Finance
6.625%, 04/15/2020	10,003	9,103
Hudbay Minerals
7.625%, 01/15/2025 (A)	372	410
7.250%, 01/15/2023 (A)	616	662
Huntsman International LLC
5.125%, 11/15/2022	1,830	1,935
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,985	2,044
Kaiser Aluminum
5.875%, 05/15/2024	1,588	1,699
Kissner Holdings
8.375%, 12/01/2022 (A)	1,460	1,485
Kraton Polymers LLC
10.500%, 04/15/2023 (A)	870	1,003
7.000%, 04/15/2025 (A)	1,934	2,079
LSB Industries
8.500%, 08/01/2019 (D)	1,403	1,371
Mirabela Nickel
1.000%, 07/31/2044 (B) (C)	23	–
New
6.375%, 05/15/2025 (A)	910	942
New Gold
6.250%, 11/15/2022 (A)	4,158	4,314
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (B) (C)	385	–

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NOVA Chemicals
5.250%, 06/01/2027 (A)	$2,782	$ 2,775
5.000%, 05/01/2025 (A)	6,377	6,361
4.875%, 06/01/2024 (A)	1,492	1,492
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	917
5.875%, 08/15/2023 (A)	1,696	1,861
Perstorp Holding
8.500%, 06/30/2021 (A)	3,624	3,869
Platform Specialty Products
6.500%, 02/01/2022 (A)	2,798	2,903
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	8,405	8,741
Reichhold Industries
9.000%, 05/08/2017 (A) (B) (C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	915	980
5.250%, 12/15/2026	365	385
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	341	348
TPC Group
8.750%, 12/15/2020 (A)	7,311	6,973
Trinseo Materials
6.750%, 05/01/2022 (A)	600	639
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	1,805	1,846
Tronox Finance LLC
7.500%, 03/15/2022 (A)	2,907	3,045
6.375%, 08/15/2020	2,660	2,703
U.S. Steel
6.875%, 08/15/2025	840	855
US Concrete
6.375%, 06/01/2024	436	471
Valvoline
4.375%, 08/15/2025 (A)	1,126	1,136
Venator Finance Sarl
5.750%, 07/15/2025 (A)	4,308	4,416
Versum Materials
5.500%, 09/30/2024 (A)	1,500	1,579

		167,167

Real Estate — 1.3%
CoreCivic
5.000%, 10/15/2022	230	238
4.625%, 05/01/2023	1,575	1,599
Equinix
5.875%, 01/15/2026	2,165	2,376
5.750%, 01/01/2025	1,060	1,140
5.375%, 01/01/2022	255	267
GEO Group
6.000%, 04/15/2026	3,099	3,192
5.875%, 01/15/2022	1,715	1,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 04/01/2023	$255	$ 256
GLP Capital
5.375%, 04/15/2026	370	401
Howard Hughes
5.375%, 03/15/2025 (A)	2,120	2,121
Iron Mountain
6.000%, 08/15/2023	790	838
Kennedy-Wilson
5.875%, 04/01/2024	500	514
Lamar Media
5.750%, 02/01/2026	1,689	1,822
MPT Operating Partnership
5.250%, 08/01/2026	350	363
Realogy Group LLC
4.875%, 06/01/2023 (A)	5,242	5,347
RHP Hotel Properties
5.000%, 04/15/2021	3,241	3,298
5.000%, 04/15/2023	2,850	2,935
Sabra Health Care
5.125%, 08/15/2026	1,311	1,346
SBA Communications
4.875%, 09/01/2024	850	878
Uniti Group
8.250%, 10/15/2023	1,650	1,612
7.125%, 12/15/2024 (A)	1,504	1,399
6.000%, 04/15/2023 (A)	3,375	3,384

		37,107

Telecommunication Services — 11.9%
Aegis Merger Sub
10.250%, 02/15/2023 (A)	1,483	1,635
Altice Financing
7.500%, 05/15/2026 (A)	10,441	11,435
6.625%, 02/15/2023 (A)	998	1,055
6.500%, 01/15/2022 (A)	1,000	1,040
Altice Finco MTN
7.625%, 02/15/2025 (A)	280	296
Altice Luxembourg
7.750%, 05/15/2022 (A)	10,388	11,024
7.625%, 02/15/2025 (A)	2,630	2,846
Altice US Finance I
5.375%, 07/15/2023 (A)	4,875	5,107
AT&T
3.400%, 08/14/2024	515	520
Avaya
9.000%, 04/01/2019 (A) (C)	1,237	1,045
7.000%, 04/01/2019 (A) (C)	1,524	1,284
Block Communications
6.875%, 02/15/2025 (A)	2,530	2,710
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	6,326	6,563

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CenturyLink
7.500%, 04/01/2024	$875	$ 917
6.750%, 12/01/2023	5,950	6,076
5.800%, 03/15/2022	490	487
5.625%, 04/01/2025	7,474	7,110
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (A)	1,325	1,463
5.125%, 12/15/2021 (A)	929	945
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,500	2,569
Cogent Communications Group
5.375%, 03/01/2022 (A)	2,609	2,726
CommScope
5.500%, 06/15/2024 (A)	1,693	1,765
CSC Holdings LLC
10.875%, 10/15/2025 (A)	6,995	8,604
10.125%, 01/15/2023 (A)	5,380	6,233
6.750%, 11/15/2021	1,000	1,105
6.625%, 10/15/2025 (A)	400	438
Digicel Group
8.250%, 09/30/2020 (A)	3,951	3,798
7.125%, 04/01/2022 (A)	2,690	2,391
6.750%, 03/01/2023 (A)	5,715	5,479
6.000%, 04/15/2021 (A)	3,540	3,434
Embarq
7.995%, 06/01/2036	2,200	2,233
Frontier Communications
11.000%, 09/15/2025	8,575	7,471
10.500%, 09/15/2022	1,385	1,247
7.125%, 01/15/2023	260	204
6.875%, 01/15/2025	7,745	5,886
GCI
6.875%, 04/15/2025	340	364
6.750%, 06/01/2021	1,024	1,049
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,311
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,750	4,064
4.875%, 05/15/2022 (A)	2,755	2,803
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	2,814	2,863
9.500%, 09/30/2022 (A)	252	299
8.000%, 02/15/2024 (A)	3,148	3,389
7.500%, 04/01/2021	4,651	4,362
7.250%, 10/15/2020	7,495	7,134
5.500%, 08/01/2023	3,567	2,979
Intelsat Luxembourg
7.750%, 06/01/2021	1,540	972
Level 3 Communications
5.750%, 12/01/2022	705	724
Level 3 Financing
5.625%, 02/01/2023	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 01/15/2024	$1,618	$ 1,654
5.375%, 05/01/2025	6,595	6,776
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	240	230
Midcontinent Communications
6.875%, 08/15/2023 (A)	2,100	2,258
Nortel Networks Ltd.
0.000%, 07/15/2011 (C)	249	55
Numericable Group
6.250%, 05/15/2024 (A)	4,028	4,239
6.000%, 05/15/2022 (A)	6,655	7,013
Quebecor Media
5.750%, 01/15/2023	2,915	3,119
Qwest Capital Funding
7.750%, 02/15/2031	730	677
Radiate Holdco LLC
6.625%, 02/15/2025 (A)	6,784	6,708
Sable International Finance
6.875%, 08/01/2022 (A)	935	1,006
SFR Group
7.375%, 05/01/2026 (A)	13,686	14,781
SoftBank Group
6.000%, 07/30/2025	515	560
Sprint
7.875%, 09/15/2023	15,928	18,200
7.625%, 02/15/2025	6,988	7,896
7.250%, 09/15/2021	7,139	7,871
7.125%, 06/15/2024	4,865	5,352
Sprint Capital
8.750%, 03/15/2032	4,495	5,574
6.900%, 05/01/2019	545	583
6.875%, 11/15/2028	4,750	5,225
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,218
Telesat Canada
8.875%, 11/15/2024 (A)	4,828	5,407
TIBCO Software
11.375%, 12/01/2021 (A)	4,363	4,777
T-Mobile USA
6.500%, 01/15/2024	1,415	1,510
6.500%, 01/15/2026	7,411	8,208
6.375%, 03/01/2025	4,095	4,410
6.000%, 04/15/2024	2,975	3,165
5.375%, 04/15/2027	492	528
5.125%, 04/15/2025	492	517
4.000%, 04/15/2022	2,949	3,037
U.S. Cellular
6.700%, 12/15/2033	2,410	2,458
Unitymedia GmbH
6.125%, 01/15/2025 (A)	1,195	1,279
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	2,075	2,147

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 01/15/2025 (A)	$2,600	$ 2,743
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,569
Urban One
9.250%, 02/15/2020 (A)	9,285	9,007
7.375%, 04/15/2022 (A)	7,646	7,751
Videotron
5.375%, 06/15/2024 (A)	420	448
5.125%, 04/15/2027 (A)	3,262	3,360
5.000%, 07/15/2022	3,180	3,402
Virgin Media Finance
5.750%, 01/15/2025 (A)	869	895
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	315	329
5.500%, 08/15/2026 (A)	985	1,041
5.250%, 01/15/2026 (A)	4,195	4,363
Wave Holdco LLC
8.250%, cash/0% PIK 07/15/2019 (A)	829	833
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	3,125	3,249
Windstream
7.750%, 10/01/2021	2,045	1,621
7.500%, 06/01/2022	3,275	2,554
Windstream Services LLC
7.750%, 10/15/2020	230	205
6.375%, 08/01/2023	225	174
Zayo Group LLC
6.375%, 05/15/2025	1,200	1,289
6.000%, 04/01/2023	2,705	2,863
5.750%, 01/15/2027 (A)	2,265	2,404
Ziggo Bond Finance
6.000%, 01/15/2027 (A)	2,244	2,303
5.875%, 01/15/2025 (A)	435	451
Ziggo Secured Finance
5.500%, 01/15/2027 (A)	6,712	6,922

		352,771

Utilities — 1.2%
AES
6.000%, 05/15/2026	125	133
5.500%, 03/15/2024	2,904	3,013
4.875%, 05/15/2023	290	297
AmeriGas Partners
5.875%, 08/20/2026	235	240
5.500%, 05/20/2025	615	622
Calpine
5.375%, 01/15/2023	965	918
Dynegy
8.000%, 01/15/2025 (A)	440	453
7.625%, 11/01/2024	1,710	1,763
7.375%, 11/01/2022	905	937
5.875%, 06/01/2023	2,285	2,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ferrellgas
6.750%, 01/15/2022	$325	$ 310
6.750%, 06/15/2023	1,600	1,516
Ferrellgas Partners
8.625%, 06/15/2020	605	547
GenOn Americas Generation LLC
9.125%, 05/01/2031 (C)	615	558
8.500%, 10/01/2021 (C)	3,626	3,309
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	1,303	1,368
NRG Energy
7.875%, 05/15/2021	61	63
7.250%, 05/15/2026	5,345	5,733
6.625%, 01/15/2027	470	493
6.250%, 07/15/2022	530	555
6.250%, 05/01/2024	960	994
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,700	2,909
Pattern Energy Group
5.875%, 02/01/2024 (A)	582	610
Talen Energy Supply LLC
6.500%, 06/01/2025	221	161
4.625%, 07/15/2019 (A)	468	460
TerraForm Power Operating LLC
6.375%, 02/01/2023 (A) (D)	3,077	3,185
6.125%, 06/15/2025 (A) (D)	3,138	3,326
Texas Energy (escrow security)
3.818%, 12/31/2034 (B)	226	27

		36,768

Total Corporate Obligations
(Cost $2,198,501) ($ Thousands)		2,241,855

COLLATERALIZED DEBT OBLIGATIONS — 9.8%
B&M CLO Ltd., Ser 2014-1A, Cl D(B)
6.054%, VAR ICE LIBOR USD 3 Month+4.750%, 04/16/2026 (A)	2,185	2,085
B&M CLO Ltd., Ser 2014-1A, Cl E(B)
7.054%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)	2,520	2,184
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB(B)
0.000%, 01/18/2025 (A)	2,697	648
Battalion CLO IV Ltd., Ser 2013-4A, Cl SUB(B)
0.000%, 10/22/2025 (A)	1,560	406
Battalion CLO V Ltd., Ser 2014-5A, Cl SUB(B)
0.000%, 04/17/2026 (A)	3,445	1,344
Battalion CLO VII Ltd., Ser 2014-7A, Cl SUB(B)
0.000%, 10/17/2026 (A)	4,118	1,935
Battalion CLO VIII Ltd., Ser 2015-8A, Cl SUB(B)
0.000%, 04/18/2030 (A) (F)	4,378	3,108

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Battalion CLO VIII, Ser 2017-8A, Cl D1R(B)
8.304%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)	$5,000	$ 5,000
Battalion CLO X, Ser 2016-10A, Cl SUB(B)
0.000%, 01/24/2029 (F)	6,380	5,232
Battalion CLO XI
0.000%, 10/24/2029 (G)	26,857	25,553
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB(B)
0.000%, 07/20/2029 (A) (F)	2,640	1,505
Benefit Street Partners CLO IV(B)
0.000%, 07/20/2026 (A)	3	2,122
Benefit Street Partners CLO IX(B)
0.000%, 07/20/2025 (A)	3,068	2,608
Benefit Street Partners CLO V(B)
0.000%, 10/20/2026 (A)	6,413	3,591
Benefit Street Partners CLO VIII(B)
0.000%, 01/20/2028 (A) (F)	9,000	7,380
Benefit Street Partners CLO X(B)
0.000%, 01/15/2029 (F)	8,928	7,857
Benefit Street Partners CLO XII(B)
0.000% (G)	5,000	5,193
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB(B)
0.000%, 04/18/2027	9,535	7,247
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB(B)
0.000%, 07/18/2027	9,035	6,468
Carlyle Global Market Strategies CLO Ltd., Ser 14-3A, Cl SUB(B)
0.000%, 07/27/2026 (A)	2,234	1,653
Cathedral Lake CLO III Ltd.(B)
0.000%, 01/15/2026 (A)	2,506	2,143
Cathedral Lake CLO, Ser 2017-3A, Cl ER(B)
8.254%, VAR ICE LIBOR USD 3 Month+6.950%, 07/16/2029 (A)	1,575	1,579
CIFC Funding(B)
0.000%, 12/05/2024	2,313	1,272
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D(B)
6.104%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)	779	716
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E(B)
7.104%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)	2,531	2,162
Fifth Street Senior Loan Fund I LLC, Ser 2015- 1A, Cl E(B)
8.507%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)	5,110	5,061
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl D(B)
8.611%, VAR ICE LIBOR USD 3 Month+7.300%, 09/29/2027 (A)	6,350	5,985

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl SUB(B)
0.000%, 09/29/2027 (A)	$6,200	$ 4,340
Figueroa CLO, Ser 2013-1I, Cl SUB(B)
0.000%, 03/21/2024	7,644	2,484
Figueroa CLO, Ser 2013-2A, Cl SUB(B)
0.000%, 06/20/2027 (A)	3,046	1,419
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E(B)
7.553%, VAR ICE LIBOR USD 3 Month+6.250%, 04/28/2026 (A)	3,518	3,384
Fortress Credit Opportunities VI CLO Ltd., Ser 2015-6A, Cl F(B)
7.978%, VAR ICE LIBOR USD 3 Month+6.750%, 03/31/2027 (A)	2,270	2,134
Great Lakes CLO Ltd., Ser 2012-1A, Cl E(B)
6.804%, VAR ICE LIBOR USD 3 Month+5.500%, 01/15/2023 (A)	3,292	3,193
Great Lakes CLO Ltd., Ser 2012-1A, Cl SUB(B)
0.000%, 01/15/2023 (A)	2,877	1,841
Great Lakes CLO Ltd., Ser 2014-1A, Cl F(B)
7.304%, VAR ICE LIBOR USD 3 Month+6.000%, 04/15/2025 (A)	2,520	2,117
Great Lakes CLO Ltd., Ser 2014-1A, Cl SUB(B)
0.000%, 04/15/2025 (A)	7,057	4,375
Great Lakes CLO Ltd., Ser 2015-1, Cl SUB(B)
0.000%, 07/15/2026 (A)	5,593	3,859
Great Lakes CLO Ltd., Ser 2015-1A, Cl E(B)
8.004%, VAR ICE LIBOR USD 3 Month+6.700%, 07/15/2026 (A)	3,854	3,709
Great Lakes CLO Ltd., Ser 2015-1A, Cl F(B)
8.804%, VAR ICE LIBOR USD 3 Month+7.500%, 07/15/2026 (A)	1,756	1,545
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D(B)
8.873%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)	5,687	5,609
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB(B)
0.000%, 07/20/2029 (A)	1,149	1,142
JFIN CLO, Ser 2015-2A, Cl E(B)
8.304%, VAR ICE LIBOR USD 3 Month+7.000%, 10/19/2026 (A)	3,125	3,117
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C(B)
4.066%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)	2,049	2,049
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl SUB(B)
0.000%, 01/25/2024 (A)	4,865	3,381
Lockwood Grove CLO, Ser 2014-1A, Cl ER(B)
9.064%, 04/25/2025	2,808	2,836

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Nelder Grove CLO, Ser 2017-1A, Cl ER(B)
7.700%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/2026 (A)	$3,074	$ 3,059
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB(B)
0.000%, 01/23/2024 (A)	542	7
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN(B)
0.150%, 04/15/2026 (A)	175	38
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB(B)
0.000%, 04/15/2026 (A)	2,625	1,116
Neuberger Berman CLO, Ser 2016-22A, Cl SUB(B)
0.000%, 10/17/2027 to 10/17/2027	5,396	3,993
New Star Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB(B)
0.000%, 10/25/2028 (F)	21,812	20,067
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E(B)
7.414%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/2025 (A)	2,026	1,901
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl D(B)
6.414%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)	1,110	1,118
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl E(B)
9.064%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)	15,428	15,517
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E(B)
7.364%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)	4,470	4,267
NXT Capital CLO LLC, Ser 2012-1A, Cl E(B)
8.807%, VAR ICE LIBOR USD 3 Month+7.500%, 07/20/2022 (A)	3,047	3,037
NXT Capital CLO LLC, Ser 2017-1A, Cl E(B)
8.780%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)	21,400	20,351
OCP CLO, Ser 2012-2A, Cl SUB(B)
0.000%, 11/22/2023 (A)	2,940	1,543
OCP CLO, Ser 2017-4A, Cl DR(B)
8.083%, VAR ICE LIBOR USD 3 Month+6.770%, 04/24/2029 (A)	2,000	1,980
Shackleton CLO Ltd., Ser 2014-6A, Cl SUB(B)
0.000%, 07/17/2026 (A)	7,965	3,266
TCP Waterman CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029	13,119	11,807
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)	7,377	6,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Venture CDO(B)
0.000%, 01/15/2028 to 04/20/2029 (A)	$4,521	$ 3,622
Venture CDO, Ser 12-10A, Cl ERR(B)
8.057%, 04/20/2027	2,000	2,015
Venture CDO, Ser 2016-24A, Cl SUB(B)
0.000%, 10/20/2028	4,095	3,563
Venture CDO, Ser 2017-26A, Cl SUB(B)
0.000%, 01/20/2029	3,820	3,323
Venture X CLO, Ser 2012-10A, Cl SUB(B)
0.000%, 07/20/2022 (A)	9,455	5,398
Venture XI CLO, Ser 2012-11A, Cl SUB(B)
0.000%, 11/14/2022 (A)	8,346	334
Venture XIV CLO, Ser 2013-14A, Cl SFN(B)
0.100%, 08/28/2029 (A)	113	48
Venture XXII CLO, Ser 2016-22A, Cl F(B)
9.154%, VAR ICE LIBOR USD 3 Month+7.850%, 01/15/2028 (A)	1,108	1,086
Venture XXVIII CLO, Ser 2017-28A, Cl SUB(B)
0.000%, 07/20/2030 (A)	7,469	6,834

Total Collateralized Debt Obligations (Cost $262,817) ($ Thousands)		290,419

LOAN PARTICIPATIONS — 7.5%
21st Century Oncology Holdings (21st Century Oncology), Term Loan, Tranche B
7.425%, VAR LIBOR+1.300%, 04/30/2022	1,253	1,177
21st Century Oncology Holdings, Delayed Term Loan, 1st Lien
7.750%, 11/24/2017	37	37
Academy, Ltd., Initial Term Loan, 1st Lien
5.314%, VAR LIBOR+1.220%, 07/01/2022	555	370
5.234%, VAR LIBOR+1.220%, 07/01/2022	1,607	1,070
5.220%, VAR LIBOR+1.220%, 07/01/2022	1,192	794
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien
5.013%, 08/18/2024	1,385	1,385
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.489%, VAR LIBOR+1.239%, 04/28/2022	1,970	1,911
Alvogen Pharma US, Term Loan, 1st Lien
6.240%, VAR LIBOR+1.230%, 04/01/2022	2,508	2,483

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
American Tire Distributors, Initial Term Loan, 1st Lien
5.484%, VAR LIBOR+1.239%, 09/01/2021	$1,300	$ 1,309
Amplify Snack Brands, Term Loan, 1st Lien
6.740%, VAR LIBOR+1.070%, 09/02/2023	1,368	1,351
Anaren, Term Loan, 1st Lien
5.796%, VAR LIBOR+1.296%, 02/18/2021	557	558
Anaren, Term Loan, 2nd Lien
9.546%, VAR LIBOR+1.296%, 08/18/2021	1,300	1,283
Applied Systems, Initial Term Loan, 1st Lien
7.796%, VAR LIBOR+1.296%, 01/24/2022	1,817	1,839
Ascena Retail Group (Anntaylor Retail), Term Loan, Tranche B
5.750%, VAR LIBOR+1.125%, 08/21/2022	2,081	1,590
Ascend Learning LLC, Term Loan B, 1st Lien
4.533%, 07/29/2024 (H)	260	261
Aspect Software, Term Loan, 1st Lien
11.233%, VAR LIBOR+1.216%, 05/25/2020	—	—
Asurion, LLC (fka Asurion Corporation), Term Loan, 1st Lien
8.734%, VAR LIBOR+1.226%, 03/03/2021	5,500	5,507
Asurion, LLC (fka Asurion), Amendment No. 14 Replacement Term Loan B-4
3.981%, VAR LIBOR+2.750%, 08/04/2022	954	956
Asurion, LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
7.239%, VAR LIBOR+6.000%, 08/04/2025	4,601	4,695
Asurion, LLC (fka Asurion), Replacement Term Loan B-5
4.234%, VAR LIBOR+1.239%, 11/03/2023	497	499
Atlas America Finance, Term Loan
8.580%, VAR LIBOR+1.250%, 05/06/2021	275	257
BCP Raptor, LLC, Initial Term Loan
5.507%, VAR LIBOR+4.250%, 06/24/2024	2,455	2,469
Big River Steel, LLC, Term Loan B, 1st Lien
6.236%, 08/15/2023	2,382	2,406
Blount International, Initial Term Loan
6.236%, 04/12/2023	1,802	1,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BMC Software Finance, Initial B-1 Foreign USD Term Loan, 1st Lien
5.296%, VAR LIBOR+1.296%, 09/10/2022	$1,468	$ 1,463
BMC Software Finance, Initial B-1 US Term Loan, 1st Lien
5.234%, VAR LIBOR+1.226%, 09/10/2022	1,426	1,430
Boart Longyear Management, Term Loan, 1st Lien
0.000%, 10/23/2020	139	133
Boart Longyear Management, Term Loan, 2nd Lien
12.000%, 12/31/2017 (B)	99	99
BPA Laboratories, Term Loan, 2nd Lien
3.811%, VAR LIBOR+2.500%, 04/29/2020	273	259
BWay Holding, Initial Term Loan, 1st Lien
4.481%, VAR LIBOR+1.076%, 04/03/2024	2,130	2,131
Calceus Acquisition, Term Loan B-1, 1st Lien
5.240%, 01/31/2020	149	137
California Resources, Term Loan, 1st Lien
11.603%, VAR LIBOR+1.228%, 12/31/2021	5,562	5,886
4.234%, VAR LIBOR+1.226%, 11/25/2019	1,124	1,068
Cengage Learning, 2016 Refinancing Term Loan
5.481%, VAR LIBOR+1.089%, 06/07/2023	1,818	1,687
Ceva Group PLC (fka Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1st Lien
6.500%, VAR LIBOR+1.147%, 03/19/2021	203	190
Ceva Intercompany, Dutch Term Loan, 1st Lien
6.672%, VAR LIBOR+1.172%, 03/19/2021	207	195
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan, 1st Lien
6.814%, VAR LIBOR+1.172%, 03/19/2021	36	34
Ceva Logistics U.S. Holdings (fka Louis U.S. Holdco), US Term Loan, 1st Lien
6.814%, VAR LIBOR+1.172%, 03/19/2021	286	269
Checkout Holding, Term Loan B, 1st Lien
4.739%, VAR LIBOR+1.239%, 04/09/2021	3,063	2,607

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Chesapeake Energy, Class A Loan, 1st Lien
8.814%, VAR LIBOR+1.314%, 08/23/2021	$5,938	$ 6,304
Chief Exploration & Development LLC, Term Loan, 1st Lien
7.932%, VAR LIBOR+6.500%, 05/16/2021	1,354	1,315
CityCenter Holdings, LLC, Term Loan B
3.734%, VAR LIBOR+1.216%, 04/18/2024	490	491
Claire’s Store, Limited Term Loan
9.000%, 09/20/2021 (B)	335	263
Claire’s Store, Term Loan
9.000%, 09/20/2021 (B)	725	507
Claire’s Store, Term Loan, 1st Lien
9.000%, 09/20/2021 (B)	223	112
Club, Cov-Lite Term Loan B, 1st Lien
0.000%, 08/16/2024	1,815	1,803
Conduent, Term Loan B, 1st Lien
5.239%, VAR LIBOR+1.239%, 12/07/2023	2,617	2,637
Contura Energy, Term Loan, 1st Lien
6.260%, VAR LIBOR+1.230%, 03/18/2024	2,841	2,773
Cowlitz Tribal Gaming Authority, Term Loan B
11.796%, VAR US LIBOR+1.296%, 12/06/2021	4,500	4,995
CTI Foods Holding, LLC, Term Loan, 2nd Lien
8.490%, VAR LIBOR+1.230%, 06/28/2021	950	765
Cumulus Media Holdings, Term Loan, 1st Lien
4.490%, VAR LIBOR+1.240%, 12/23/2020	6,928	5,664
Delta 2 (Lux) S.a.r.l., Facility B3 (USD), Term Loan, 1st Lien
4.489%, 02/01/2024	4,732	4,760
Dex Media, Term Loan, 1st Lien
11.234%, VAR LIBOR+1.239%, 07/29/2021	740	761
DJO Finance LLC, Initial Term Loan, 1st Lien
4.484%, VAR LIBOR+1.232%, 06/08/2020	519	516
4.482%, VAR LIBOR+1.232%, 06/08/2020	533	531
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.296%, VAR LIBOR+1.296%, 09/30/2020	4,459	4,503
Empire Generating, LLC, Term B Advance, 1st Lien
5.570%, VAR LIBOR+1.180%, 03/12/2021	1,531	1,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Empire Generating, LLC, Term C Advance, 1st Lien
5.570%, VAR LIBOR+1.180%, 03/12/2021	$151	$ 141
Engility (fka TASC), Term Loan B-2, 1st Lien
4.484%, VAR LIBOR+1.239%, 08/14/2023	1,192	1,201
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.984%, VAR LIBOR+1.239%, 04/28/2021	3,801	3,558
Fairmount Santrol (fka Fairmount Minerals, Ltd.), New Tranche B-2 Term Loan, 1st Lien
4.796%, VAR LIBOR+3.500%, 09/05/2019	4,007	3,853
Flex Acquisition, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+1.299%, 12/29/2023	1,951	1,947
Foresight Energy LLC, Term Loan, 1st Lien
7.046%, VAR LIBOR+1.296%, 03/28/2022	2,524	2,362
Frontier Communications, Term Loan B-1, 1st Lien
0.000%, 06/15/2024	2,167	2,069
FTS International (fka Frac Tech International, LLC), Initial Term Loan
5.984%, VAR LIBOR+4.750%, 04/16/2021	700	627
Gardner Denver, Initial Dollar Term Loan Retired 08/17/2017, 1st Lien
4.546%, VAR US LIBOR+1.296%, 07/30/2020	1,174	1,172
Gavilan Resources, LLC, Initial Term Loan, 2nd Lien
7.231%, VAR LIBOR+1.076%, 03/01/2024	2,655	2,499
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
3.740%, VAR LIBOR+1.240%, 03/04/2019	3,428	3,232
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
1.405%, 11/13/2021	739	687
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.444%, VAR LIBOR+1.194%, 01/31/2025	1	1
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.550%, VAR LIBOR+5.250%, 08/25/2023	732	661

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gymboree, Roll Up Term Loan, 1st Lien
0.000%, 12/12/2017	$544	$ 201
Gymboree, Term Loan, 1st Lien
8.750%, 02/23/2018	3,419	1,262
0.000%, 12/12/2017	103	102
iHeartCommunications (fka Clear Channel Communications), Tranche D Term Loan, 1st Lien
7.984%, VAR LIBOR+1.226%, 01/30/2019 (B)	606	485
Indivior Finance, Initial Term Loan
7.320%, 12/19/2019	1,818	1,836
J. Crew Group, Amended Loan, 1st Lien
4.296%, VAR LIBOR+1.159%, 03/05/2021	2,387	1,382
4.226%, VAR LIBOR+1.159%, 03/05/2021	705	408
4.226%, VAR LIBOR+1.159%, 03/05/2021	906	524
KCA Deutag US Finance LLC (KCA Deutag GMBH), Original Term Loan, 1st Lien
7.065%, VAR LIBOR+1.172%, 05/15/2020	989	910
Kraton Polymers LLC, Replacement Term Loan, 1st Lien
5.234%, VAR LIBOR+1.226%, 01/06/2022	140	142
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
13.720%, VAR LIBOR+1.220%, 12/07/2020	3,170	1,939
Lonestar Intermediate Super Holdings, LLC, Term Loan, 1st Lien
10.234%, VAR LIBOR+1.226%, 08/31/2021	1,105	1,130
Mashantucket (Western) Pequot Tribe, Term Loan A
5.234%, VAR LIBOR+1.226%, 07/01/2018	2,043	1,903
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
9.375%, VAR LIBOR+1.250%, 06/30/2020	10,228	9,405
Medical Card System, Term Loan
1.500%, VAR LIBOR+1.000%, 05/31/2019 (B)	1,975	1,724
MEG Energy, Initial Term Loan, 1st Lien
4.734%, VAR LIBOR+1.234%, 12/31/2023	520	515
Metroflag, Term Loan, 2nd Lien
14.000%, 01/06/2009 (B) (C)	325	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding), Initial Term Loan
8.734%, VAR LIBOR+1.226%, 07/08/2022	$2,347	$ 2,349
Misys Limited, Dollar Term Loan, 1st Lien
8.567%, VAR LIBOR+1.317%, 06/13/2025	1,916	1,948
4.736%, VAR LIBOR+3.500%, 06/13/2024	1	1
MMM Holdings, MMM Term Loan, 1st Lien
10.250%, VAR LIBOR+1.500%, 06/30/2019	505	500
Moneygram International, Term Loan
4.546%, VAR LIBOR+1.296%, 03/27/2020	1,774	1,771
MSO of Puerto Rico, MSO Term Loan
10.250%, VAR LIBOR+1.500%, 06/30/2019	367	364
Murray Energy, Term Loan B-2
8.546%, VAR LIBOR+7.250%, 04/16/2020	6,208	5,665
NaNa Development, Term Loan, 1st Lien
8.030%, VAR LIBOR+1.280%, 03/15/2018 (B)	23	22
Neiman Marcus Group, Other Term Loan
4.481%, VAR LIBOR+1.089%, 10/25/2020	2,247	1,651
New LightSquared LLC, Term Loan, 1st Lien
9.970%, VAR LIBOR+1.220%, 06/15/2020	2,969	2,825
New MMI, Term Loan B, 1st Lien
9.000%, VAR LIBOR+1.250%, 01/31/2020	3,364	3,276
Nine West Holdings, Initial Loan (Unsecured), 1st Lien
6.553%, VAR LIBOR+1.150%, 01/08/2020	8,228	2,933
Onex Carestream Finance LP, Term Loan, 1st Lien
5.254%, VAR LIBOR+1.296%, 06/07/2019	1,042	1,040
Onex Carestream Finance LP, Term Loan, 2nd Lien
9.796%, VAR LIBOR+1.296%, 12/07/2019	7,864	7,654
Optiv, Initial Term Loan, 1st Lien
8.563%, VAR LIBOR+1.313%, 01/31/2025	529	469
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan
4.783%, VAR LIBOR+1.296%, 06/30/2021	50	50

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 1st Lien
5.046%, VAR LIBOR+1.296%, 06/30/2021	$865	$ 867
Oxbow Carbon LLC (Oxbow Calcining LLC), Initial Term Loan, 1st Lien
8.234%, VAR LIBOR+1.226%, 01/17/2020	1,908	1,911
P2 Upstream Acquisition (P2 Upstream Canada BC ULC), Term Loan, 1st Lien
5.180%, VAR LIBOR+1.180%, 10/30/2020	1,070	1,045
Panda Temple Power II, LLC, Construction Term Loan Advance, 1st Lien
7.296%, VAR LIBOR+1.296%, 04/03/2019	345	328
Pardus Oil & Gas, Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	143	–
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021	277	130
Petco Animal Supplies, Term Loan, 1st Lien
4.311%, VAR LIBOR+1.311%, 01/26/2023	1,511	1,268
PetSmart, Tranche B-2 Loan, 1st Lien
4.240%, VAR LIBOR+1.240%, 03/11/2022	1,214	1,066
PQ, Term Loan B-2, 1st Lien
4.562%, VAR LIBOR+3.250%, 11/04/2022	619	621
Quorum Health, Term Loan, 1st Lien
7.976%, VAR LIBOR+1.226%, 04/29/2022	1,423	1,432
Radnet Management, Term Loan B-1, 1st Lien
4.560%, VAR LIBOR+3.750%, 06/30/2023	3,720	3,715
Revlon Consumer Products, Initial Term Loan B, 1st Lien
4.734%, VAR LIBOR+1.226%, 09/07/2023	992	889
Riverbed Technology, First Amendment Term Loan, 1st Lien
4.300%, VAR LIBOR+1.230%, 04/25/2022 (H)	1,682	1,631
Royal Holdings, Initial Term Loan, 2nd Lien
8.796%, VAR LIBOR+1.296%, 06/19/2023	241	240
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020 (C)	2,077	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rue 21, Term Loan, 1st Lien
2.003%, 11/15/2017 (B)	$199	$ 194
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 02/21/2021	1,793	1,153
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
10.314%, VAR LIBOR+1.314%, 04/28/2022	1,335	1,361
6.814%, VAR LIBOR+1.314%, 11/28/2021	1,717	1,728
SolarWinds Holdings, 2017 Refinancing Term Loan, 1st Lien
4.734%, VAR LIBOR+1.226%, 02/03/2023	2,088	2,096
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+1.250%, 02/02/2024	5	5
Staples, Term Loan B, 1st Lien
5.310%, 08/15/2024	4,214	4,192
Steinway Musical Instruments, Term Loan, 1st Lien
4.922%, 09/19/2019	1,420	1,371
Synchronoss Technologies, Initial Term Loan, 1st Lien
5.757%, VAR LIBOR+1.257%, 01/19/2024	3	3
Syncreon Global Finance (US) (Syncreon Group), Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 10/28/2020	1,078	927
Syniverse Holdings, Initial Term Loan
4.311%, VAR LIBOR+1.311%, 04/23/2019	4,190	4,012
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 04/23/2019	2,142	2,051
The Hillman, Term Loan B, 1st Lien
4.647%, 06/30/2021	306	306
U.S. Renal Care, Initial Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 12/30/2022	1	1
Varsity Brands Holding (fka Hercules Achievement), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+1.051%, 12/10/2021	15	15
4.732%, VAR LIBOR+1.051%, 12/10/2021	1,483	1,491

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Veritas US, New Dollar Term B Loan, 1st Lien
5.796%, VAR LIBOR+4.500%, 01/27/2023	$4,509	$ 4,541
Vizient, Term Loan B-3, 1st Lien
4.545%, VAR LIBOR+1.226%, 02/13/2023	1,593	1,608
Walter Investment Management, Tranche B Term Loan, 1st Lien
4.989%, VAR LIBOR+1.226%, 12/18/2020	1,399	1,289
Weight Watchers International, Initial Tranche B-2 Term Loan, 1st Lien
4.550%, VAR LIBOR+1.300%, 04/02/2020	371	363
4.490%, VAR LIBOR+1.150%, 04/02/2020	226	221
4.470%, VAR LIBOR+1.150%, 04/02/2020	2	1
Western Digital, U.S. Term Loan B-2, 1st Lien
3.984%, VAR LIBOR+1.226%, 04/29/2023	2,455	2,463

Total Loan Participations (Cost $227,803) ($ Thousands)		220,884

	Shares
COMMON STOCK — 0.8%
Amplify Energy *	147,449	1,401
Aspect Software CR1 *(B) (F)	40,500	425
Aspect Software CR2 *(B) (F) (G) (I)	16,397	172
Berry Petroleum *	4,581,030	1,827
Cengage Learning Holdings II	2,860	24
Ceva Holdings *(B)	561	172
CHC Group LLC *	3,887	31
CUI Acquisition *(B) (F)	3	243
Dex Media *	97,026	485
Energy & Exploration *(B)	351	—
Global Aviation Holdings, Cl A *(B)	101,199	—
Halcon Resources *	93,809	581
Houghton Mifflin Harcourt *	37,762	385
Linn Energy *	53,919	1,810
Medical Card Systems *(B) (I)	367,719	—
Midstates Petroleum *	49,957	724
Mirabela Nickel *(B) (F) (G)	4,317,306	—
MModal *	43,639	938
NII Holdings *	109,107	72
Patterson-UTI Energy	91,730	1,465
Peabody Energy *	670,740	312
Reichhold Industries *(B) (F)	1,755	1,288
SandRidge Energy *	66,940	1,153
TE Holdcorp *	67,771	254
Titan Energy LLC *	22,243	67
TXU/Tech *	506,452	532

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UCI International *(B)	39,275	$648
Vistra Energy	506,452	8,964

Total Common Stock (Cost $28,737) ($ Thousands)		23,973

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.6%
Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB (B) Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	$4,735	5,008

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO (B)
5.250%, 07/01/2037 (C)	185	101
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	5,720	3,310
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	1,065	582
5.000%, 07/01/2041 (C)	855	449
Government Development Bank for Puerto Rico, Ser H, RB
5.000%, 08/01/2023 (C)	625	203
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/2019 (C)	1,780	579
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (C)	1,145	372
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2016 (C)	645	211
4.704%, 05/01/2016 (C)	580	190
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2017 (C)	150	49
Government Development Bank for Puerto Rico, Ser Senior C, RB Callable 09/21/2017 @ 100
5.400%, 08/01/2019 (C)	475	154

		6,200

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.2%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	$5,455	$5,774

Total Municipal Bonds (Cost $17,777) ($ Thousands)		16,982

CONVERTIBLE BONDS — 0.5%
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	624
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (A)	1,123	937
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (A)	1,232	902
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,861	5,434
Liberty Media CV to 22.9469
4.000%, 11/15/2029	3,900	2,691
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,185
Mirabela Nickel(B)
9.500%, 06/24/2019 (A) (C)	1,133	57
Mirant CV to 14.7167(B)
0.000%, 06/15/2021 (C)	1,950	–
Weatherford International CV to 129.1656
5.875%, 07/01/2021	489	488

Total Convertible Bonds (Cost $16,416) ($ Thousands)		15,318

	Shares
PREFERRED STOCK — 0.3%
Aspen Insurance Holdings Ltd., 5.950%	92,000	2,663
Berry Petroleum, 0.000% * (G) (I)	264,412	2,644
Ceva Holdings, 0.000% *(B)	1,214	373
GMAC Capital Trust I, 8.125%	28,000	731
Peabody Energy, 0.000% * (G) (I)	3,278	178
TE Holdcorp, 0.000% *	101,081	935

Total Preferred Stock (Cost $7,549) ($ Thousands)		7,524

	Number of Rights
RIGHTS — 0.0%
CZR - Senior Secured *‡‡(B)	675,698	809

Total Rights (Cost $—) ($ Thousands)		809

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
1.777%, VAR ICE LIBOR USD 1 Month+0.550%,03/15/2019 (A) (B)	$965	$70

Total Asset-Backed Security (Cost $873) ($ Thousands)		70

	Number of Warrants
WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *	3,400	–
Lion Holdings, Expires 12/30/2027 Strike Price $– *	2,380	–
Midstates Petroleum, Expires 04/21/2020(B) Strike Price $– * (F)	12,975	2
Peabody Energy, Expires 07/03/2017 Strike Price $– * (G) (I)	486	14
SandRidge Energy, Expires 10/04/2022 Strike Price $42.03 *	6,273	3
SandRidge Energy, Expires 10/04/2022 Strike Price $41.34 *	14,900	11

Total Warrants (Cost $173) ($ Thousands)		30

	Shares
CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	136,940,968	136,941

Total Cash Equivalent (Cost $136,941) ($ Thousands)		136,941

Total Investments in Securities — 99.7% (Cost $2,897,587) ($ Thousands) @		$2,954,805

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2017, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
CDX.NA.HY Series 26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$242	$158	$84
CDX.NA.HY Series 27	Sell	5.00%	Quarterly	12/20/2021	(12,950)	991	222	769
CDX.NA.HY Series 28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	470	508	(38)

								$815

For the period ended August 31, 2017, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,964,901 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2017.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $1,391,205 ($ Thousands), representing 46.9% of the Net Assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2017 was $47,279 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.
(G)	Securities considered illiquid. The total value of such securities as of August 31, 2017 was $21,991 ($ Thousands) and represented 0.7% of the Net Assets of the Fund.
(H)	Unsettled bank loan. Interest rate not available.
(I)	Securities considered restricted. The total market value of such securities as of August 31, 2017 was $373 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $2,827,670 ($ Thousands), and the unrealized appreciation and depreciation were $209,959 ($ Thousands) and ($82,824) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,230,453	$11,402	$2,241,855
Collateralized Debt Obligations	–	27,492	262,927	290,419
Loan Participations	–	217,478	3,406	220,884
Common Stock	15,564	5,461	2,948	23,973
Municipal Bonds	–	11,873	5,109	16,982
Convertible Bonds	–	15,261	57	15,318
Preferred Stock	3,394	3,757	373	7,524
Rights	–	–	809	809
Asset-Backed Security	–	–	70	70
Warrants	14	14	2	30
Cash Equivalent	136,941	–	–	136,941

Total Investments in Securities	$155,913	$2,511,789	$287,103	$2,954,805

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$ 853	$ —	$ 853
Unrealized Depreciation	—	(38)	—	(38)

Total Other Financial Instruments	$—	$ 815	$ —	$ 815

* Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Rights	Investments in Asset-Backed Security	Investments in Warrants
Balance as of May 31, 2017	$11,800	$278,304	$3,078	$2,605	$5,186	$79	$255	$572	$119	$5
Accrued discounts/premiums	18	130	(37)	–	–	–	–	–	(8)	–
Realized gain/(loss)	–	2,382	–	–	–	–	–	–	7	(15)
Change in unrealized appreciation/ (depreciation)	(111)	322	50	(66)	38	(22)	118	237	(1)	10
Purchases	16	31,724	–	409	–	–	–	–	–	–
Sales	(321)	(49,935)	–	–	(115)	–	–	–	(47)	–
Net transfer into Level 3	–	–	315	–	–	–	–	–	–	2
Net transfer out of Level 3	–	–	–	–	–	–	–	–	–	–
Ending Balance as of August 31, 2017	$11,402	$262,927	$3,406	$2,948	$5,109	$57	$373	$809	$70	$2
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(111)	$487	$46	$(66)	$38	$(19)	$118	$236	$(1)	$(8)

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were transfers between Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$123,535	$275,364	$(261,958)	$136,941	$260

Restricted Securities – As of August 31, 2017, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2017, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Fund Name
Aventine (escrow security)	$2,600	11/30/2010	11/30/2010	$–	$–	0.00%

				$–	$–	0.00%

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

High Yield Bond Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $22.5 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$–	$–	$–	$1,703,250	$1,703,250
Maximum potential amount of future payments	–	–	–	22,521,000	22,521,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	16,050,000	–	–	16,050,000
301-400	–	–	6,471,000	–	–	6,471,000
> than 400	–	–	–	–	–	–
Total	$–	$–	$22,521,000	$–	$–	$22,521,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 65.6%
Consumer Discretionary — 5.3%
21st Century Fox America
8.150%, 10/17/2036	$1,845	$2,749
7.850%, 03/01/2039	2,960	4,388
7.750%, 01/20/2024	125	157
7.625%, 11/30/2028	2,411	3,222
7.430%, 10/01/2026	775	998
6.900%, 08/15/2039	2,450	3,318
6.750%, 01/09/2038	360	475
6.550%, 03/15/2033	1,985	2,525
6.150%, 02/15/2041	1,250	1,598
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	1,252
Amazon.com
4.950%, 12/05/2044	1,515	1,765
4.250%, 08/22/2057 (A)	715	744
4.050%, 08/22/2047 (A)	7,353	7,564
AutoZone
3.750%, 06/01/2027	875	891
Charter Communications Operating LLC
6.484%, 10/23/2045	3,118	3,582
6.384%, 10/23/2035	3,970	4,544
Comcast
6.950%, 08/15/2037	1,515	2,107
6.450%, 03/15/2037	3,470	4,582
6.400%, 05/15/2038	4,437	5,887
5.700%, 07/01/2019	100	107
5.650%, 06/15/2035	945	1,151
4.600%, 08/15/2045	835	906
4.250%, 01/15/2033	2,805	3,000
3.400%, 07/15/2046	1,764	1,612
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,617
Discovery Communications LLC
4.875%, 04/01/2043	1,070	1,030
Ford Holdings
9.300%, 03/01/2030	810	1,153
Ford Motor
7.400%, 11/01/2046	570	752
5.291%, 12/08/2046	1,755	1,802
4.750%, 01/15/2043	745	719
General Motors
6.600%, 04/01/2036	1,320	1,547
6.250%, 10/02/2043	3,050	3,423
Grupo Televisa
6.125%, 01/31/2046	1,465	1,704
Home Depot
4.250%, 04/01/2046	1,545	1,663
4.200%, 04/01/2043	1,035	1,095
3.900%, 06/15/2047	2,505	2,575
Lowe’s
4.375%, 09/15/2045	890	951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 05/03/2047	$1,050	$1,080
3.700%, 04/15/2046	1,965	1,892
McDonald’s MTN
4.600%, 05/26/2045	650	712
4.450%, 03/01/2047	500	532
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,339
5.950%, 04/01/2041	2,075	2,641
Newell Brands
5.500%, 04/01/2046	350	419
Target
6.650%, 08/01/2028	400	503
Time Warner
4.650%, 06/01/2044	2,028	1,991
3.800%, 02/15/2027	945	951
Time Warner Cable
7.300%, 07/01/2038	755	931
6.550%, 05/01/2037	1,000	1,157
5.875%, 11/15/2040	2,290	2,457
Time Warner Cable LLC
6.750%, 06/15/2039	710	836
5.500%, 09/01/2041	2,935	3,008
4.500%, 09/15/2042	545	503
Viacom
5.850%, 09/01/2043	3,620	3,727
5.250%, 04/01/2044	255	246
4.850%, 12/15/2034	2,052	1,978

		106,058

Consumer Staples — 5.4%
Altria Group
3.875%, 09/16/2046	1,700	1,649
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	16,095	18,348
4.700%, 02/01/2036	9,465	10,538
Anheuser-Busch InBev Worldwide
4.439%, 10/06/2048	1,417	1,516
BAT Capital
4.540%, 08/15/2047 (A)	1,150	1,188
4.390%, 08/15/2037 (A)	4,025	4,142
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,100	1,074
Bowdoin College
4.693%, 07/01/2112	1,164	1,186
Coca-Cola Femsa
3.875%, 11/26/2023	2,514	2,682
CVS Health
5.125%, 07/20/2045	1,895	2,185
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,488	8,572
General Mills
5.400%, 06/15/2040	815	964

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Heineken
4.350%, 03/29/2047 (A)	$725	$765
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,780	1,915
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,125
5.200%, 07/15/2045	2,280	2,476
5.000%, 07/15/2035	605	659
5.000%, 06/04/2042	2,550	2,690
4.375%, 06/01/2046	4,755	4,610
Kroger
4.650%, 01/15/2048	564	557
4.450%, 02/01/2047	4,005	3,860
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	882
Molson Coors Brewing
4.200%, 07/15/2046	750	750
Northwestern University
4.643%, 12/01/2044	150	179
PepsiCo
3.450%, 10/06/2046	1,536	1,471
Pernod Ricard
4.450%, 01/15/2022 (A)	675	728
Philip Morris International
6.375%, 05/16/2038	295	394
4.500%, 03/20/2042	3,020	3,258
4.250%, 11/10/2044	1,245	1,303
4.125%, 03/04/2043	1,030	1,051
3.875%, 08/21/2042	1,565	1,561
Reynolds American
5.850%, 08/15/2045	610	738
Tufts University
5.017%, 04/15/2112	1,367	1,537
University of Southern California
5.250%, 10/01/2111	1,590	2,010
Walgreens Boots Alliance
4.800%, 11/18/2044	3,355	3,614
4.650%, 06/01/2046	1,300	1,369
Wal-Mart Stores
6.200%, 04/15/2038	2,097	2,881
5.625%, 04/01/2040	3,040	3,928
4.750%, 10/02/2043	1,045	1,228
4.300%, 04/22/2044	2,005	2,237
4.000%, 04/11/2043	2,250	2,393

		106,213

Energy — 7.8%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	669	762
Anadarko Finance
7.500%, 05/01/2031	1,340	1,683

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anadarko Holding
7.150%, 05/15/2028	$3,010	$3,523
Anadarko Petroleum
6.600%, 03/15/2046	510	619
5.414%, 10/10/2036 (B)	9,000	3,747
4.500%, 07/15/2044	1,075	1,011
Apache
5.250%, 02/01/2042	310	330
5.100%, 09/01/2040	400	417
4.750%, 04/15/2043	1,345	1,331
BG Energy Capital
5.125%, 10/15/2041 (A)	1,300	1,476
Burlington Resources Finance
7.200%, 08/15/2031	25	34
Canadian Natural Resources
5.850%, 02/01/2035	150	167
3.850%, 06/01/2027	1,160	1,161
Canadian Natural Resources MTN
4.950%, 06/01/2047	390	402
Cenovus Energy
5.250%, 06/15/2037 (A)	1,205	1,138
5.200%, 09/15/2043	1,030	945
Columbia Pipeline Group
5.800%, 06/01/2045	520	633
Conoco Funding
7.250%, 10/15/2031	565	769
6.950%, 04/15/2029	1,290	1,684
ConocoPhillips
5.900%, 05/15/2038	3,238	4,032
4.300%, 11/15/2044	3,175	3,315
Devon Energy
7.950%, 04/15/2032	285	376
5.600%, 07/15/2041	2,160	2,306
4.750%, 05/15/2042	2,290	2,244
Ecopetrol
5.875%, 05/28/2045	1,017	990
El Paso Natural Gas
8.375%, 06/15/2032	435	567
Encana
6.500%, 02/01/2038	2,120	2,460
Energy Transfer
8.250%, 11/15/2029	825	1,085
6.125%, 12/15/2045	2,493	2,728
5.950%, 10/01/2043	2,740	2,873
5.300%, 04/15/2047	1,365	1,356
5.150%, 02/01/2043	1,000	976
4.900%, 03/15/2035	1,000	991
Eni
5.700%, 10/01/2040 (A)	2,180	2,334
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,696
6.125%, 10/15/2039	330	411

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.700%, 02/15/2042	$1,264	$1,493
5.100%, 02/15/2045	1,300	1,441
4.950%, 10/15/2054	1,130	1,196
4.900%, 05/15/2046	2,700	2,922
4.850%, 03/15/2044	780	831
ExxonMobil
3.567%, 03/06/2045	1,555	1,531
Halliburton
5.000%, 11/15/2045	1,335	1,446
4.850%, 11/15/2035	685	743
Hess
5.600%, 02/15/2041	1,785	1,744
Kinder Morgan
5.550%, 06/01/2045	2,415	2,562
5.300%, 12/01/2034	3,941	4,096
5.050%, 02/15/2046	916	913
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,435	1,638
5.000%, 08/15/2042	145	144
Marathon Oil
6.600%, 10/01/2037	1,935	2,142
5.200%, 06/01/2045	1,475	1,439
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,331
Motiva Enterprises
6.850%, 01/15/2040 (A)	2,005	2,431
MPLX
5.200%, 03/01/2047	240	248
Noble Energy
5.250%, 11/15/2043	2,690	2,758
5.050%, 11/15/2044	2,090	2,114
Petro-Canada
6.800%, 05/15/2038	925	1,236
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	2,400	2,688
6.500%, 06/02/2041	2,380	2,514
6.375%, 01/23/2045	3,210	3,310
5.625%, 01/23/2046	480	451
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	3,257	3,493
Phillips 66
5.875%, 05/01/2042	1,860	2,301
4.875%, 11/15/2044	1,905	2,072
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,424
Plains All American Pipeline
4.900%, 02/15/2045	500	470
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	750	827
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,230	2,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance
6.375%, 12/15/2038	$2,427	$3,311
4.550%, 08/12/2043	5,905	6,474
4.125%, 05/11/2035	1,745	1,861
3.750%, 09/12/2046	1,445	1,407
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,593
Statoil
6.800%, 01/15/2028	135	176
6.500%, 12/01/2028 (A)	1,045	1,366
3.950%, 05/15/2043	1,375	1,394
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,190	1,179
TC PipeLines
4.375%, 03/13/2025	1,000	1,049
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,509
7.000%, 10/15/2028	4,267	5,247
Texas Eastern Transmission
7.000%, 07/15/2032	1,910	2,487
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,984
4.625%, 03/01/2034	1,275	1,405
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,550	1,743
4.450%, 08/01/2042	985	998
Valero Energy
10.500%, 03/15/2039	1,397	2,317
Williams Partners
4.300%, 03/04/2024	3,000	3,180

		154,561

Financials — 13.1%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,250
American International Group
4.700%, 07/10/2035	485	527
4.500%, 07/16/2044	5,200	5,421
3.875%, 01/15/2035	1,870	1,840
Banco Santander
4.250%, 04/11/2027	1,000	1,042
Bank of America
6.110%, 01/29/2037	2,405	2,998
6.000%, 10/15/2036	4,780	6,096
5.750%, 12/01/2017	5,750	5,806
Bank of America MTN
5.875%, 02/07/2042	3,470	4,474
5.000%, 01/21/2044	2,250	2,612
4.875%, 04/01/2044	1,270	1,448
4.183%, 11/25/2027	45	47
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	1,240	1,279

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	$460	$470
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,005	1,039
Barclays
4.836%, 05/09/2028	1,100	1,144
4.337%, 01/10/2028	1,800	1,877
Berkshire Hathaway
4.500%, 02/11/2043	1,858	2,077
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,430
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	3,542	4,611
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,345
CDP Financial
5.600%, 11/25/2039 (A)	1,547	2,036
Chubb INA Holdings
6.700%, 05/15/2036	1,527	2,142
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,867
Citigroup
8.125%, 07/15/2039	1,131	1,768
6.875%, 02/15/2098	868	1,189
6.625%, 06/15/2032	1,945	2,481
4.750%, 05/18/2046	2,380	2,560
4.600%, 03/09/2026	155	166
4.450%, 09/29/2027	1,180	1,250
4.400%, 06/10/2025	3,015	3,188
4.125%, 07/25/2028	4,530	4,675
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	745	769
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	3,195	3,244
Credit Suisse Group
4.282%, 01/09/2028 (A)	3,700	3,883
Discover Bank
8.700%, 11/18/2019	1,014	1,144
Discover Financial Services
4.100%, 02/09/2027	1,370	1,403
3.850%, 11/21/2022	3,261	3,391
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	294
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	2,440	2,801
FMR
5.150%, 02/01/2043 (A)	2,750	3,178
General Electric MTN
5.875%, 01/14/2038	5,734	7,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.795%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	$1,250	$1,116
Goldman Sachs Group
6.750%, 10/01/2037	3,590	4,735
6.250%, 02/01/2041	5,684	7,532
6.125%, 02/15/2033	5,300	6,678
5.150%, 05/22/2045	1,425	1,626
4.750%, 10/21/2045	1,320	1,475
3.850%, 01/26/2027	2,730	2,809
3.500%, 11/16/2026	1,455	1,466
Goldman Sachs Group MTN
4.800%, 07/08/2044	795	891
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,645	2,971
Hartford Financial Services Group
6.625%, 03/30/2040	1,370	1,883
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,185
HSBC Bank USA
7.000%, 01/15/2039	875	1,251
HSBC Bank USA MTN
5.625%, 08/15/2035	1,505	1,844
HSBC Holdings
6.500%, 09/15/2037	3,560	4,642
International Lease Finance
7.125%, 09/01/2018 (A)	95	100
Intesa Sanpaolo
3.875%, 07/14/2027 (A)	2,650	2,656
JPMorgan Chase
6.400%, 05/15/2038	996	1,341
6.300%, 04/23/2019	1,775	1,903
5.600%, 07/15/2041	4,126	5,148
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	10	11
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	4,155	4,233
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	4,780	4,961
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	2,925	2,978
KKR Group Finance II
5.500%, 02/01/2043 (A)	5,013	5,758
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	341
6.500%, 05/01/2042 (A)	4,104	5,399
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	555
MetLife
6.400%, 12/15/2036	1,316	1,517
5.875%, 02/06/2041	535	684
4.875%, 11/13/2043	1,770	2,045
4.050%, 03/01/2045	3,526	3,601

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.375%, 01/22/2047	$535	$567
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,585	1,604
3.625%, 01/20/2027	860	880
Morgan Stanley MTN
6.375%, 07/24/2042	2,569	3,469
6.250%, 08/09/2026	2,210	2,674
5.625%, 09/23/2019	5,775	6,189
4.350%, 09/08/2026	185	194
4.300%, 01/27/2045	4,010	4,194
3.875%, 04/29/2024	1,670	1,758
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	2,370	2,665
New York Life Insurance
6.750%, 11/15/2039 (A)	2,660	3,753
5.875%, 05/15/2033 (A)	1,852	2,374
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,416	1,875
Prudential Financial MTN
5.800%, 11/16/2041	910	1,151
5.700%, 12/14/2036	3,607	4,467
Raymond James Financial
4.950%, 07/15/2046	1,130	1,243
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	1,200	1,385
Synchrony Financial
3.700%, 08/04/2026	685	677
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	189	265
4.900%, 09/15/2044 (A)	1,050	1,192
4.270%, 05/15/2047 (A)	1,840	1,921
Travelers
4.000%, 05/30/2047	1,155	1,199
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	1,110	1,178
WEA Finance LLC
4.750%, 09/17/2044 (A)	1,300	1,348
Wells Fargo
5.606%, 01/15/2044	705	851
5.375%, 11/02/2043	300	352
Wells Fargo MTN
4.900%, 11/17/2045	395	436
4.750%, 12/07/2046	295	320
4.650%, 11/04/2044	2,445	2,603
4.400%, 06/14/2046	2,130	2,210
4.300%, 07/22/2027	1,791	1,912
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	1,955	1,999
Wells Fargo Bank
6.000%, 11/15/2017	300	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 08/26/2036	$1,000	$1,282
5.850%, 02/01/2037	4,230	5,344

		260,914

Health Care — 7.4%
Abbott Laboratories
4.900%, 11/30/2046	4,030	4,505
AbbVie
4.700%, 05/14/2045	1,430	1,548
4.500%, 05/14/2035	2,065	2,211
4.400%, 11/06/2042	920	954
4.300%, 05/14/2036	600	625
Aetna
4.750%, 03/15/2044	710	814
3.875%, 08/15/2047	1,515	1,550
Allergan Funding SCS
4.550%, 03/15/2035	1,845	1,985
3.850%, 06/15/2024	1,315	1,387
Amgen
4.950%, 10/01/2041	825	934
4.663%, 06/15/2051	2,630	2,846
4.563%, 06/15/2048	4,589	4,905
4.400%, 05/01/2045	1,150	1,201
Anthem
4.650%, 01/15/2043	1,080	1,188
4.650%, 08/15/2044	250	274
3.500%, 08/15/2024	2,300	2,394
AstraZeneca
6.450%, 09/15/2037	2,787	3,699
Baxalta
5.250%, 06/23/2045	2,465	2,860
Baxter International
3.500%, 08/15/2046	2,105	1,934
Biogen
5.200%, 09/15/2045	480	552
Cardinal Health
4.500%, 11/15/2044	1,830	1,904
Celgene
5.000%, 08/15/2045	1,150	1,313
4.625%, 05/15/2044	2,100	2,258
Cleveland Clinic Foundation
4.858%, 01/01/2114	896	994
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,170	3,239
Express Scripts Holding
4.800%, 07/15/2046	5,696	5,995
3.400%, 03/01/2027	780	775
Gilead Sciences
4.800%, 04/01/2044	2,030	2,258
4.750%, 03/01/2046	2,125	2,376
4.600%, 09/01/2035	1,345	1,476
4.500%, 02/01/2045	3,050	3,261

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 03/01/2047	$1,690	$1,735
GlaxoSmithKline Capital
6.375%, 05/15/2038	1,175	1,620
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,487
Highmark
6.125%, 05/15/2041 (A)	3,705	3,947
Humana
4.950%, 10/01/2044	1,670	1,925
4.800%, 03/15/2047	235	264
Johnson & Johnson
4.500%, 12/05/2043	759	893
Medtronic
4.625%, 03/15/2045	4,803	5,444
4.375%, 03/15/2035	3,617	3,999
Merck
4.150%, 05/18/2043	3,460	3,734
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,893
Mylan
5.250%, 06/15/2046	1,570	1,698
3.950%, 06/15/2026	1,370	1,395
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,468
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	5,189
Novartis Capital
4.000%, 11/20/2045	2,900	3,090
NYU Hospitals Center
5.750%, 07/01/2043	710	910
4.428%, 07/01/2042	4,230	4,534
Pfizer
4.400%, 05/15/2044	900	1,000
4.125%, 12/15/2046	1,790	1,919
4.000%, 12/15/2036	1,815	1,962
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	752
St. Barnabas
4.000%, 07/01/2028	4,375	4,448
Stryker
4.625%, 03/15/2046	885	976
4.100%, 04/01/2043	1,425	1,441
3.375%, 05/15/2024	1,145	1,188
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	4,825	4,067
3.150%, 10/01/2026	845	777
Thermo Fisher Scientific
4.100%, 08/15/2047	765	771
3.150%, 01/15/2023	2,660	2,736
Toledo Hospital
4.982%, 11/15/2045	1,116	1,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
6.875%, 02/15/2038	$2,010	$2,900
6.625%, 11/15/2037	555	785
4.625%, 07/15/2035	1,155	1,329
4.250%, 04/15/2047	2,000	2,166
4.200%, 01/15/2047	685	738
Wyeth
6.000%, 02/15/2036	2,985	3,943
Wyeth LLC
5.950%, 04/01/2037	936	1,241

		146,904

Industrials — 4.7%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	3
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,405	1,560
BAE Systems
5.800%, 10/11/2041 (A)	630	781
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	4,144
6.150%, 05/01/2037	900	1,184
5.750%, 05/01/2040	510	646
5.150%, 09/01/2043	1,250	1,507
4.900%, 04/01/2044	1,420	1,653
4.400%, 03/15/2042	1,990	2,131
4.375%, 09/01/2042	1,310	1,411
4.125%, 06/15/2047	2,000	2,103
Canadian Pacific Railway
6.125%, 09/15/2115	4,327	5,532
Caterpillar
3.803%, 08/15/2042	970	993
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,353	4,788
CSX
4.750%, 05/30/2042	2,860	3,156
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	4	5
FedEx
5.100%, 01/15/2044	275	311
4.400%, 01/15/2047	2,055	2,109
4.100%, 02/01/2045	275	272
3.900%, 02/01/2035	700	711
GE Capital International Funding Unlimited
4.418%, 11/15/2035	22,401	24,411
Johnson Controls International
4.950%, 07/02/2064 (C)	1,645	1,798
Lockheed Martin
4.700%, 05/15/2046	4,870	5,523

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.070%, 12/15/2042	$2,243	$2,314
3.600%, 03/01/2035	1,085	1,081
Norfolk Southern
4.800%, 08/15/2043	1,410	1,617
4.450%, 06/15/2045	480	527
4.050%, 08/15/2052 (A)	1,689	1,673
Northrop Grumman
4.750%, 06/01/2043	2,030	2,334
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	218	250
Parker-Hannifin MTN
4.450%, 11/21/2044	840	941
Siemens
4.400%, 05/27/2045 (A)	2,525	2,782
Siemens Financieringsmaatschappij
4.200%, 03/16/2047 (A)	2,180	2,358
United Technologies
5.700%, 04/15/2040	2,345	2,926
4.500%, 06/01/2042	2,725	2,931
3.750%, 11/01/2046	2,735	2,631
US Airways Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	1,225	1,378
WW Grainger
4.600%, 06/15/2045	1,170	1,281

		93,756

Information Technology — 4.1%
Activision Blizzard
4.500%, 06/15/2047	600	623
Apple
4.500%, 02/23/2036	1,080	1,233
4.450%, 05/06/2044	1,150	1,278
4.375%, 05/13/2045	7,280	7,975
4.250%, 02/09/2047	855	927
Broadcom
3.875%, 01/15/2027 (A)	3,000	3,087
Cisco Systems
5.900%, 02/15/2039	2,620	3,448
Dell International LLC
8.350%, 07/15/2046 (A)	1,875	2,419
8.100%, 07/15/2036 (A)	695	875
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,774	1,882
Intel
4.900%, 07/29/2045	3,360	3,974
4.800%, 10/01/2041	1,685	1,952
Juniper Networks
5.950%, 03/15/2041	2,430	2,703
Microsoft
4.875%, 12/15/2043	3,822	4,520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/03/2055	$385	$448
4.250%, 02/06/2047	3,404	3,752
4.100%, 02/06/2037	3,525	3,852
4.000%, 02/12/2055	4,596	4,730
3.950%, 08/08/2056	1,540	1,574
3.750%, 02/12/2045	1,000	1,016
3.700%, 08/08/2046	6,000	6,034
Oracle
4.500%, 07/08/2044	1,805	1,989
4.375%, 05/15/2055	3,465	3,761
4.300%, 07/08/2034	3,580	3,931
4.125%, 05/15/2045	870	912
4.000%, 07/15/2046	1,585	1,633
QUALCOMM
4.800%, 05/20/2045	1,416	1,562
4.300%, 05/20/2047	3,117	3,222
Visa
4.300%, 12/14/2045	1,865	2,084
4.150%, 12/14/2035	2,785	3,048
VMware
3.900%, 08/21/2027	1,200	1,210

		81,654

Materials — 1.4%
Amcor Finance USA
3.625%, 04/28/2026 (A)	1,250	1,268
BHP Billiton Finance USA
5.000%, 09/30/2043	2,240	2,652
Dow Chemical
4.625%, 10/01/2044	1,000	1,064
4.375%, 11/15/2042	2,670	2,740
4.250%, 10/01/2034	1,475	1,540
Eastman Chemical
4.650%, 10/15/2044	770	817
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,795	2,064
International Paper
5.150%, 05/15/2046	1,290	1,445
4.350%, 08/15/2048	600	606
LyondellBasell Industries
4.625%, 02/26/2055	1,000	1,011
Monsanto
4.200%, 07/15/2034	745	768
3.950%, 04/15/2045	500	478
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	1,795	1,814
Newmont Mining
6.250%, 10/01/2039	1,620	2,043
5.875%, 04/01/2035	245	292
Rio Tinto Finance USA
4.125%, 08/21/2042	120	126

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rohm & Haas
7.850%, 07/15/2029	$3,350	$4,654
Southern Copper
7.500%, 07/27/2035	1,000	1,293
5.875%, 04/23/2045	1,090	1,238
Vulcan Materials
4.500%, 06/15/2047	365	374

		28,287

Real Estate — 1.5%
Alexandria Real Estate Equities
4.500%, 07/30/2029	1,000	1,074
Brixmor Operating Partnership
3.900%, 03/15/2027	1,330	1,330
Crown Castle International
4.750%, 05/15/2047	500	524
EPR Properties
4.500%, 06/01/2027	1,090	1,107
HCP
6.750%, 02/01/2041	970	1,279
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,736
Kimco Realty
4.450%, 09/01/2047	2,860	2,892
4.250%, 04/01/2045	695	682
4.125%, 12/01/2046	1,740	1,667
Nationwide Health Properties MTN
6.590%, 07/07/2038	1,310	1,583
Simon Property Group
6.750%, 02/01/2040	1,634	2,254
4.750%, 03/15/2042	1,265	1,402
SL Green Realty
7.750%, 03/15/2020	775	867
5.000%, 08/15/2018	1,000	1,022
Ventas Realty
5.700%, 09/30/2043	3,930	4,703
Welltower
5.125%, 03/15/2043	4,024	4,452

		28,574

Telecommunication Services — 5.7%
America Movil
6.375%, 03/01/2035	440	558
6.125%, 03/30/2040	960	1,197
4.375%, 07/16/2042	790	819
AT&T
6.000%, 08/15/2040	4,825	5,468
5.550%, 08/15/2041	1,420	1,542
5.450%, 03/01/2047	800	841
5.350%, 09/01/2040	316	333
5.300%, 08/14/2058	3,338	3,390
5.250%, 03/01/2037	1,285	1,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 02/14/2050	$8,505	$8,580
4.900%, 08/14/2037	1,705	1,722
4.800%, 06/15/2044	6,633	6,447
4.750%, 05/15/2046	1,425	1,366
4.550%, 03/09/2049	1,437	1,330
4.500%, 05/15/2035	5,980	5,856
4.500%, 03/09/2048	3,603	3,334
4.350%, 06/15/2045	10,267	9,314
British Telecommunications
9.625%, 12/15/2030	1,135	1,756
Cox Communications
4.600%, 08/15/2047 (A)	1,210	1,227
Deutsche Telekom International Finance
8.750%, 06/15/2030	560	832
4.875%, 03/06/2042 (A)	1,255	1,405
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	2,323	2,236
Telefonica Emisiones SAU
5.213%, 03/08/2047	2,005	2,231
Verizon Communications
5.500%, 03/16/2047	205	222
5.250%, 03/16/2037	5,500	5,933
5.012%, 04/15/2049	2,057	2,056
5.012%, 08/21/2054	7,888	7,736
4.862%, 08/21/2046	1,153	1,142
4.750%, 11/01/2041	755	746
4.672%, 03/15/2055	5,830	5,418
4.522%, 09/15/2048	7,078	6,654
4.500%, 08/10/2033	7,645	7,737
4.400%, 11/01/2034	3,000	3,004
4.272%, 01/15/2036	4,010	3,901
3.850%, 11/01/2042	5,847	5,071
Vodafone Group
4.375%, 02/19/2043	1,080	1,098

		113,857

Utilities — 9.2%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	1,057
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,657
Berkshire Hathaway Energy
6.500%, 09/15/2037	420	572
6.125%, 04/01/2036	6,910	9,021
Black Hills
4.200%, 09/15/2046	500	504
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,247	527
CenterPoint Energy Resources
6.250%, 02/01/2037	791	996

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
3.700%, 03/01/2045	$1,649	$1,666
Consolidated Edison of New York
6.750%, 04/01/2038	1,325	1,893
6.300%, 08/15/2037	1,440	1,942
4.450%, 03/15/2044	2,000	2,247
Dominion Energy
5.250%, 08/01/2033	3,830	4,448
4.900%, 08/01/2041	2,715	3,052
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	4,075
Duke Energy Carolinas LLC
5.300%, 02/15/2040	3,730	4,665
4.250%, 12/15/2041	1,500	1,639
3.875%, 03/15/2046	1,000	1,044
Duke Energy Florida
6.400%, 06/15/2038	410	571
6.350%, 09/15/2037	825	1,147
Duke Energy Indiana LLC
6.350%, 08/15/2038	730	1,002
4.900%, 07/15/2043	1,275	1,536
Duke Energy Progress LLC
4.375%, 03/30/2044	3,320	3,696
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,668
5.900%, 12/01/2021 (A)	750	850
Electricite de France
6.000%, 01/22/2114 (A)	3,386	3,863
4.950%, 10/13/2045 (A)	2,830	3,125
4.750%, 10/13/2035 (A)	1,265	1,398
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,278
Eversource Energy
2.800%, 05/01/2023	2,120	2,148
Exelon
4.950%, 06/15/2035	1,650	1,866
Exelon Generation LLC
5.750%, 10/01/2041	1,048	1,115
5.600%, 06/15/2042	2,905	3,034
FirstEnergy
4.850%, 07/15/2047	505	527
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,495	2,957
Florida Power & Light
5.960%, 04/01/2039	2,490	3,333
5.690%, 03/01/2040	3,100	4,076
5.650%, 02/01/2037	2,500	3,202
5.400%, 09/01/2035	3,200	3,918
Georgia Power
5.950%, 02/01/2039	3,040	3,844
5.400%, 06/01/2040	2,077	2,502
4.300%, 03/15/2042	1,520	1,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	$1,291	$1,578
4.875%, 11/01/2041 (A)	1,860	2,102
4.700%, 09/01/2045 (A)	1,530	1,679
ITC Holdings
5.300%, 07/01/2043	1,800	2,139
3.250%, 06/30/2026	500	500
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,730
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,061
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,845
Metropolitan Edison
7.700%, 01/15/2019	350	375
MidAmerican Energy
6.750%, 12/30/2031	660	912
4.800%, 09/15/2043	1,725	2,036
4.400%, 10/15/2044	1,450	1,628
3.950%, 08/01/2047	775	819
MidAmerican Energy MTN
5.800%, 10/15/2036	700	899
Monongahela Power
5.400%, 12/15/2043 (A)	675	836
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	2,078
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,062
2.721%, 11/28/2022 (A)	700	711
NiSource Finance
5.950%, 06/15/2041	545	688
Northern States Power
5.350%, 11/01/2039	2,695	3,389
3.400%, 08/15/2042	840	823
NSTAR Electric
4.400%, 03/01/2044	655	742
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,335	4,152
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,360
6.250%, 03/01/2039	1,710	2,317
6.050%, 03/01/2034	4,540	5,921
4.600%, 06/15/2043	1,620	1,850
PacifiCorp
6.000%, 01/15/2039	925	1,235
5.750%, 04/01/2037	1,472	1,886
Piedmont Natural Gas
4.650%, 08/01/2043	330	370
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,050
Public Service of Colorado
6.500%, 08/01/2038	725	1,025

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 09/01/2037	$1,370	$1,871
3.800%, 06/15/2047	365	378
Sempra Energy
6.000%, 10/15/2039	1,565	2,021
Southern California Edison
6.050%, 03/15/2039	4,005	5,392
4.500%, 09/01/2040	2,100	2,397
Southern California Gas
3.750%, 09/15/2042	1,080	1,122
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,242
4.400%, 06/01/2043	1,000	1,050
Southwestern Electric Power
6.200%, 03/15/2040	2,835	3,744
Union Electric
8.450%, 03/15/2039	1,840	2,996
Virginia Electric & Power
4.450%, 02/15/2044	2,500	2,788
3.450%, 02/15/2024	530	554

		182,623

Total Corporate Obligations (Cost $1,190,384) ($ Thousands)		1,303,401

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bills
1.111%, 01/25/2018 (B)	21,785	21,695
1.095%, 01/18/2018 (B)	13,440	13,388
0.823%, 09/07/2017 (B)	2,940	2,939
U.S. Treasury Bonds
6.250%, 05/15/2030	665	962
5.250%, 11/15/2028	2,755	3,600
4.500%, 02/15/2036	2,747	3,615
4.500%, 05/15/2038	27,422	36,245
4.250%, 05/15/2039	560	717
3.875%, 08/15/2040	985	1,200
3.750%, 08/15/2041	6,720	8,053
3.750%, 11/15/2043	11,160	13,412
3.625%, 08/15/2043	16,832	19,801
3.625%, 02/15/2044	13,811	16,273
3.125%, 11/15/2041	12,030	13,051
3.125%, 02/15/2043	4,235	4,581
3.000%, 05/15/2045	8,865	9,365
3.000%, 02/15/2047	4,190	4,424
3.000%, 05/15/2047	60,193	63,588
2.750%, 08/15/2047	10,810	10,865
2.500%, 02/15/2045	7,271	6,962
2.500%, 02/15/2046	24,085	22,995
2.500%, 05/15/2046	85,069	81,171
2.250%, 08/15/2046	54,370	49,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
2.250%, 02/15/2027	$7,249	$7,330
2.250%, 08/15/2027	1,530	1,547
U.S. Treasury STRIPS
3.810%, 02/15/2045 (B)	8,205	3,801
2.871%, 05/15/2039 (B)	23,000	12,955
2.853%, 08/15/2045 (B)	6,740	3,076
1.770%, 05/15/2030 (B)	8,400	6,309
U.S. Treasury Inflation-Protected Securities
0.875%, 02/15/2047	6,855	6,859

Total U.S. Treasury Obligations (Cost $434,680) ($ Thousands)		449,886

MUNICIPAL BONDS — 5.3%
California — 2.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,200	1,758
California State, Build America Project, GO
7.550%, 04/01/2039	295	462
7.500%, 04/01/2034	4,800	7,092
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,940
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	917
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,207
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	897
6.008%, 07/01/2039	3,000	3,906
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,420
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,326
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	2,102
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,661
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,392

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
State of California, Build America Project, GO
7.625%, 03/01/2040	$1,540	$2,398
7.350%, 11/01/2039	2,415	3,615
7.300%, 10/01/2039	1,000	1,492
University of California, Ser AD, RB
4.858%, 05/15/2112	3,775	4,169

		46,754

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	1,705

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,725

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	2,511	3,230

Illinois — 0.3%
Illinois State, GO
5.100%, 06/01/2033	1,195	1,190
Illinois, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,276
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,303

		5,769

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,000	1,156

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,496

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,315	1,197
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	780

		1,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$60	$92
7.102%, 01/01/2041	1,300	1,933

		2,025

New York — 1.5%
City of New York, Build America Project, GO
5.517%, 10/01/2037	1,000	1,278
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,277
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	661
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	7,404
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	678
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	1,195	1,527
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,165
5.289%, 03/15/2033	1,550	1,857
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	894
4.458%, 10/01/2062	1,450	1,653
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,035	7,513

		29,907

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	123

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	810
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,134
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	747

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	$2,110	$2,529
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	855	1,074

		6,294

Total Municipal Bonds (Cost $92,222) ($ Thousands)		106,161

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLMC
6.750%, 03/15/2031	1,080	1,590
6.250%, 07/15/2032	6,735	9,721
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,825
Residual Funding STRIPS
3.756%, 04/15/2030 (B)	17,770	12,509
Tennessee Valley Authority
5.250%, 09/15/2039	6,990	9,364
4.250%, 09/15/2065	2,175	2,562
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,867

Total U.S. Government Agency Obligations (Cost $39,029) ($ Thousands)		43,438

MORTGAGE-BACKED SECURITIES — 1.1%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	160	176
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	791	856
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,547	7,238
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,212	3,007
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,077	1,291
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	587	658
FNMA CMO, Ser 2007-68, Cl SC, IO
5.468%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	39	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
2.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 06/20/2032	$59	$61
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	28	29
GNMA CMO, Ser 2009-8, Cl PS, IO
5.074%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	96	12
GNMA CMO, Ser 2010-4, Cl NS, IO
5.164%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	116	21
GNMA CMO, Ser 2011-70, Cl BO, PO
6.200%, 05/20/2041 (B)	8,741	7,286

		20,642

Non-Agency Mortgage-Backed Obligations — 0.1%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
1.441%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	106	99
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
2.031%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	180	172
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
1.541%, VAR ICE LIBOR USD 1 Month+0.310%, 08/19/2045	237	234
Indymac Index Mortgage Loan Trust, Ser 2004- AR12, Cl A1
2.012%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	103	95
Indymac Index Mortgage Loan Trust, Ser 2004- AR5, Cl 2A1B
2.032%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	40	36
Indymac Index Mortgage Loan Trust, Ser 2004- AR6, Cl 6A1
3.683%, 10/25/2034 (D)	37	37
Indymac Index Mortgage Loan Trust, Ser 2004- AR7, Cl A2
2.092%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	20	19
Indymac Index Mortgage Loan Trust, Ser 2005- AR18, Cl
2A1A 1.542%, VAR ICE LIBOR USD 1 Month+0.310%, 10/25/2036	13	10
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	18	19

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	$19	$19
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.280%, 12/25/2034 (D)	35	35
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.562%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	116	114
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.194%, 04/25/2036 (D)	64	63

		952

Total Mortgage-Backed Securities (Cost $16,096) ($ Thousands)		21,594

SOVEREIGN DEBT — 0.8%
Chile Government International Bond
3.860%, 06/21/2047	1,165	1,209
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,899
Panama Government International Bond
4.500%, 05/15/2047	160	171
Republic of Colombia
5.625%, 02/26/2044	1,055	1,187
5.000%, 06/15/2045	2,880	2,981
Republic of Uruguay
5.100%, 06/18/2050	2,095	2,210
United Mexican States
6.050%, 01/11/2040	216	262
5.750%, 10/12/2110	504	545
5.550%, 01/21/2045	1,670	1,941
4.600%, 01/23/2046	1,015	1,034
4.350%, 01/15/2047	2,795	2,750

Total Sovereign Debt (Cost $15,128) ($ Thousands)		16,189

ASSET-BACKED SECURITIES — 0.4%
Mortgage Related Securities — 0.0%

Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	29	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 0.4%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.568%, 03/25/2037	$180	$183
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
2.032%, VAR ICE LIBOR USD 1 Month+0.800%,04/26/2032 (A)	2,765	2,721
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,246	1,294
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.082%, VAR ICE LIBOR USD 1 Month+0.850%,07/27/2037 (A)	2,745	2,701

Total Asset-Backed Securities (Cost $6,865) ($ Thousands)		6,929

	Shares
CASH EQUIVALENT — 1.3%

SEI Daily Income Trust, Government Fund, Cl A 0.830%**	24,984,587	24,985

Total Cash Equivalent (Cost $24,985) ($ Thousands)		24,985

Total Investments in Securities — 99.3% (Cost $1,819,389) ($ Thousands) @		$1,972,583

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Fund (Concluded)

The open futures contracts held by the Fund at August 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(34)	Dec-2017	$(4,301)	$(4,317)	$(16)
U.S. 2-Year Treasury Note	14	Jan-2018	3,028	3,028	–
U.S. 5-Year Treasury Note	104	Dec-2017	12,291	12,324	33
U.S. Long Treasury Bond	(339)	Dec-2017	(52,631)	(52,916)	(285)
U.S. Ultra Long Treasury Bond	766	Dec-2017	128,182	129,502	1,320
Ultra 10-Year U.S. Treasury Note	40	Dec-2017	5,426	5,461	35

			$91,995	$93,082	$1,087

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,986,850 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $172,856 ($ Thousands), representing 8.7% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,803,299 ($ Thousands), and the unrealized appreciation and depreciation were $175,079 ($ Thousands) and ($5,795) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

LIBOR —London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,303,401	$–	$1,303,401
U.S. Treasury Obligations	–	449,886	–	449,886
Municipal Bonds	–	106,161	–	106,161
U.S. Government Agency
Obligations	–	43,438	–	43,438
Mortgage-Backed Securities	–	21,594	–	21,594
Sovereign Debt	–	16,189	–	16,189
Asset-Backed Securities	–	6,929	–	6,929
Cash Equivalent	24,985	–	–	24,985

Total Investments in Securities	$24,985	$1,947,598	$–	$1,972,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$786	$—	$—	$786
Unrealized Depreciation	(301)	—	—	(301)

Total Other Financial Instruments	$1,087	$—	$—	$1,087

*	Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2017 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$32,444	$143,888	$(151,347)	$24,985	$46

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.8%
Consumer Discretionary — 6.8%
21st Century Fox America
6.750%, 01/09/2038	$1,125	$1,484
6.200%, 12/15/2034	2,114	2,654
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	939
Amazon.com
4.250%, 08/22/2057 (A)	3,059	3,181
4.050%, 08/22/2047 (A)	12,508	12,867
3.875%, 08/22/2037 (A)	3,665	3,780
CBS
5.900%, 10/15/2040	40	48
Charter Communications Operating LLC
6.834%, 10/23/2055	260	303
6.484%, 10/23/2045	2,355	2,705
Comcast
6.950%, 08/15/2037	7,999	11,124
6.550%, 07/01/2039	315	426
6.450%, 03/15/2037	4,030	5,321
6.400%, 05/15/2038	14,371	19,067
5.650%, 06/15/2035	4,725	5,755
4.750%, 03/01/2044	2,900	3,202
4.650%, 07/15/2042	3,835	4,178
4.600%, 08/15/2045	10,940	11,872
4.500%, 01/15/2043	6,885	7,326
4.250%, 01/15/2033	6,760	7,229
4.200%, 08/15/2034	18,330	19,403
3.400%, 07/15/2046	5,214	4,766
Cox Enterprises
7.375%, 07/15/2027 (A)	500	622
Darden Restaurants
6.800%, 10/15/2037	2,885	3,754
Discovery Communications LLC
6.350%, 06/01/2040	2,472	2,843
4.875%, 04/01/2043	460	442
Ford Motor
5.291%, 12/08/2046	3,290	3,378
General Motors
5.400%, 04/01/2048	2,190	2,215
5.150%, 04/01/2038	3,835	3,882
Grupo Televisa
6.625%, 01/15/2040	20	24
Home Depot
5.950%, 04/01/2041	2,465	3,283
5.875%, 12/16/2036	2,383	3,111
4.875%, 02/15/2044	855	1,005
4.400%, 03/15/2045	7,390	8,113
4.250%, 04/01/2046	10,686	11,503
4.200%, 04/01/2043	5,890	6,231
3.900%, 06/15/2047	6,430	6,609
3.750%, 02/15/2024	355	380
3.350%, 09/15/2025	2,285	2,393

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kohl’s
5.550%, 07/17/2045	$2,119	$2,006
Lowe’s
4.375%, 09/15/2045	3,725	3,980
4.250%, 09/15/2044	3,750	3,975
4.050%, 05/03/2047	13,531	13,912
3.700%, 04/15/2046	2,622	2,525
NBCUniversal Media LLC
5.950%, 04/01/2041	1,950	2,482
4.450%, 01/15/2043	4,530	4,789
4.375%, 04/01/2021	65	71
2.875%, 01/15/2023	225	230
NIKE
3.625%, 05/01/2043	1,670	1,668
QVC
5.950%, 03/15/2043	2,590	2,548
5.450%, 08/15/2034	495	489
Target
6.650%, 08/01/2028	355	446
6.500%, 10/15/2037	2,601	3,516
4.000%, 07/01/2042	8,958	9,011
Thomson Reuters
4.500%, 05/23/2043	290	300
Time Warner
6.500%, 11/15/2036	1,450	1,765
4.650%, 06/01/2044	1,100	1,080
Time Warner Cable
6.550%, 05/01/2037	10	11
5.875%, 11/15/2040	150	161
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,177
Viacom
5.850%, 09/01/2043	3,120	3,212
5.250%, 04/01/2044	190	184
4.850%, 12/15/2034	300	289
Walt Disney
4.125%, 12/01/2041	2,315	2,444
Walt Disney MTN
4.125%, 06/01/2044	2,744	2,912
1.850%, 07/30/2026	1,520	1,413

		255,014

Consumer Staples — 9.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)	1,290	1,317
Altria Group
10.200%, 02/06/2039	2,501	4,400
9.950%, 11/10/2038	1,665	2,865
5.375%, 01/31/2044	730	866
4.250%, 08/09/2042	420	428
3.875%, 09/16/2046	9,883	9,587

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	$59,084	$67,357
4.700%, 02/01/2036	41,581	46,293
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,245	1,978
8.000%, 11/15/2039	300	470
4.950%, 01/15/2042	1,805	2,041
4.439%, 10/06/2048	1,567	1,676
3.750%, 07/15/2042	670	651
Baptist Health South Florida
4.342%, 11/15/2041	610	657
BAT Capital
4.540%, 08/15/2047 (A)	1,590	1,642
4.390%, 08/15/2037 (A)	8,770	9,025
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,205
Bowdoin College
4.693%, 07/01/2112	2,242	2,285
Coca-Cola
2.250%, 09/01/2026	3,020	2,908
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,595
Costco Wholesale
3.000%, 05/18/2027	2,895	2,927
CVS Health
5.125%, 07/20/2045	1,000	1,153
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,841	3,753
Diageo Capital
5.875%, 09/30/2036	485	633
3.875%, 04/29/2043	4,560	4,713
Duke University Health System
3.920%, 06/01/2047	3,625	3,785
Ford Foundation
3.859%, 06/01/2047	2,500	2,705
Grupo Bimbo
4.875%, 06/27/2044 (A)	1,220	1,248
Hamilton College
4.750%, 07/01/2113	2,436	2,508
Hershey
3.375%, 08/15/2046	2,215	2,080
Kaiser Foundation Hospitals
4.150%, 05/01/2047	7,810	8,402
Kimberly-Clark
5.300%, 03/01/2041	555	699
3.900%, 05/04/2047	5,100	5,289
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	325	430
6.750%, 03/15/2032	415	528
4.375%, 06/01/2046	1,060	1,028
Kroger
4.650%, 01/15/2048	1,390	1,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 08/01/2027	$870	$876
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,509
3.959%, 07/01/2038	1,927	2,124
Northwestern University
3.688%, 12/01/2038	2,070	2,196
NYU Hospitals Center
4.368%, 07/01/2047	1,950	2,111
PepsiCo
4.600%, 07/17/2045	4,280	4,921
4.250%, 10/22/2044	1,000	1,083
4.000%, 05/02/2047	5,504	5,775
3.450%, 10/06/2046	17,025	16,305
3.000%, 08/25/2021	16	17
Philip Morris International
6.375%, 05/16/2038	420	561
4.875%, 11/15/2043	765	864
4.500%, 03/20/2042	8,840	9,535
4.375%, 11/15/2041	1,750	1,861
4.250%, 11/10/2044	5,616	5,877
4.125%, 03/04/2043	9,035	9,223
3.875%, 08/21/2042	3,795	3,786
President and Fellows of Harvard College
3.619%, 10/01/2037	400	425
Princeton University
5.700%, 03/01/2039	1,399	1,928
Reckitt Benckiser Treasury Services
3.000%, 06/26/2027 (A)	4,240	4,236
Reynolds American
8.125%, 05/01/2040	1,140	1,664
6.150%, 09/15/2043	20	25
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,654
Tufts University
5.017%, 04/15/2112	1,212	1,362
Tyson Foods
4.550%, 06/02/2047	400	430
University of Chicago
4.411%, 10/01/2044	715	749
University of Southern California
3.841%, 10/01/2047	1,580	1,684
3.028%, 10/01/2039	2,300	2,197
Walgreen
4.400%, 09/15/2042	30	30
Walgreens Boots Alliance
4.800%, 11/18/2044	1,190	1,282
4.650%, 06/01/2046	945	995
Wal-Mart Stores
6.500%, 08/15/2037	4,220	5,945
6.200%, 04/15/2038	4,772	6,555
5.625%, 04/01/2040	5,750	7,430
5.625%, 04/15/2041	1,800	2,349

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 10/25/2040	$21,465	$25,894
4.750%, 10/02/2043	3,700	4,348
4.300%, 04/22/2044	1,735	1,936
4.000%, 04/11/2043	9,665	10,279
Wesleyan University
4.781%, 07/01/2116	3,550	3,697

		365,217

Energy — 5.6%
Anadarko Petroleum
6.450%, 09/15/2036	2,865	3,349
6.200%, 03/15/2040	263	298
5.309%, 10/10/2036 (B)	15,000	6,246
Apache
6.900%, 09/15/2018	10	10
6.000%, 01/15/2037	750	865
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,633
BP Capital Markets
3.723%, 11/28/2028	3,865	4,042
3.535%, 11/04/2024	4,705	4,902
Buckeye Partners
5.850%, 11/15/2043	70	76
Canadian Natural Resources
3.850%, 06/01/2027	4,105	4,107
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,612
Cenovus Energy
6.750%, 11/15/2039	1,295	1,400
5.200%, 09/15/2043	545	500
Chevron
2.954%, 05/16/2026	2,430	2,457
Conoco Funding
6.950%, 04/15/2029	2,798	3,652
ConocoPhillips
6.500%, 02/01/2039	13,061	17,190
5.900%, 05/15/2038	2,400	2,988
4.300%, 11/15/2044	7,870	8,218
Devon Energy
5.600%, 07/15/2041	900	961
Devon Financing
7.875%, 09/30/2031	3,305	4,369
Ecopetrol
5.875%, 05/28/2045	2,155	2,097
Energy Transfer
8.250%, 11/15/2029	750	986
6.050%, 06/01/2041	1,010	1,081
4.900%, 03/15/2035	82	81
Eni
5.700%, 10/01/2040 (A)	2,620	2,805
EnLink Midstream Partners
5.050%, 04/01/2045	2,300	2,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
6.450%, 09/01/2040	$705	$886
5.950%, 02/01/2041	1,870	2,256
5.750%, 03/01/2035	185	214
5.700%, 02/15/2042	1,248	1,474
ExxonMobil
4.114%, 03/01/2046	3,719	3,982
3.567%, 03/06/2045	10,365	10,208
Kinder Morgan
5.550%, 06/01/2045	3,845	4,079
Marathon Petroleum
5.000%, 09/15/2054	1,030	980
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	5,711
MPLX
5.200%, 03/01/2047	2,130	2,198
Noble Energy
6.000%, 03/01/2041	360	405
5.250%, 11/15/2043	400	410
Occidental Petroleum
4.400%, 04/15/2046	3,280	3,489
4.100%, 02/15/2047	2,415	2,463
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	545	611
5.625%, 01/23/2046	1,266	1,190
Petroleos Mexicanos MTN
6.750%, 09/21/2047	465	500
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,175
Shell International Finance
6.375%, 12/15/2038	6,206	8,466
5.500%, 03/25/2040	2,500	3,100
4.550%, 08/12/2043	6,145	6,737
4.375%, 05/11/2045	4,620	4,966
4.125%, 05/11/2035	4,871	5,197
4.000%, 05/10/2046	6,995	7,107
3.750%, 09/12/2046	10,209	9,940
3.625%, 08/21/2042	305	293
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,885
Spectra Energy Partners
5.950%, 09/25/2043	160	192
Statoil
6.500%, 12/01/2028 (A)	2,490	3,256
5.250%, 04/15/2019	50	53
5.100%, 08/17/2040	1,415	1,670
4.800%, 11/08/2043	1,534	1,758
3.950%, 05/15/2043	1,430	1,450
Suncor Energy
5.950%, 12/01/2034	740	902
TC PipeLines
4.375%, 03/13/2025	1,300	1,364

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$2,200	$2,854
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,510
6.100%, 06/01/2040	1,660	2,169
5.000%, 10/16/2043	1,275	1,487
4.625%, 03/01/2034	10,968	12,084
Williams Partners
6.300%, 04/15/2040	50	59
5.800%, 11/15/2043	1,435	1,622
5.400%, 03/04/2044	1,000	1,079

		211,534

Financials — 17.7%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,984
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,504
Allstate
4.200%, 12/15/2046	3,415	3,640
American International Group
4.700%, 07/10/2035	630	685
Bank of America
7.750%, 05/14/2038	1,275	1,868
6.500%, 07/15/2018	265	276
6.110%, 01/29/2037	3,965	4,943
6.000%, 10/15/2036	2,655	3,386
Bank of America MTN
5.875%, 02/07/2042	5,200	6,705
5.000%, 01/21/2044	2,635	3,059
4.875%, 04/01/2044	1,690	1,927
4.450%, 03/03/2026	515	548
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	265	286
3.950%, 04/21/2025	300	310
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	6,910	7,126
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	450	460
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	460	465
3.248%, 10/21/2027	2,850	2,809
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	53
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,300	1,344
Bank One Capital III
8.750%, 09/01/2030	655	956
Barclays
4.950%, 01/10/2047	2,900	3,180
4.836%, 05/09/2028	1,100	1,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
4.500%, 02/11/2043	$6,925	$7,740
3.400%, 01/31/2022	56	59
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,976
4.400%, 05/15/2042	2,250	2,476
4.300%, 05/15/2043	2,885	3,132
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,712	2,228
5.000%, 06/15/2044 (A)	2,238	2,547
4.450%, 07/15/2045 (A)	700	731
Brighthouse Financial
4.700%, 06/22/2047 (A)	2,375	2,337
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	5,098	5,902
CDP Financial
5.600%, 11/25/2039 (A)	2,513	3,308
Chubb
6.500%, 05/15/2038	1,110	1,538
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,832
4.350%, 11/03/2045	5,360	5,928
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,295
6.125%, 11/01/2034	3,553	4,422
Citigroup
8.125%, 07/15/2039	2,718	4,249
6.875%, 02/15/2098	1,087	1,489
6.675%, 09/13/2043	2,601	3,530
6.125%, 08/25/2036	690	859
4.650%, 07/30/2045	1,539	1,694
4.450%, 09/29/2027	4,820	5,107
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	3,450	3,503
Citigroup Capital III
7.625%, 12/01/2036	895	1,169
CME Group
5.300%, 09/15/2043	2,020	2,574
Cooperatieve Rabobank UA
5.800%, 09/30/2110 (A)	675	873
4.625%, 12/01/2023	1,670	1,815
4.375%, 08/04/2025	1,285	1,364
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	2,671	3,301
Credit Suisse Group
4.282%, 01/09/2028 (A)	2,825	2,965
DaimlerChrysler
8.500%, 01/18/2031	150	226
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,046

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3
Month+3.744%, 11/01/2053 (A)	$3,970	$4,558
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3
Month+3.454%, 10/15/2054 (A)	1,000	1,079
First Union Capital II
7.950%, 11/15/2029	695	931
FMR
5.150%, 02/01/2043 (A)	260	301
4.950%, 02/01/2033 (A)	250	285
General Electric MTN
6.750%, 03/15/2032	106	148
6.150%, 08/07/2037	81	108
5.875%, 01/14/2038	20,225	26,395
Goldman Sachs Group
6.750%, 10/01/2037	5,075	6,693
6.345%, 02/15/2034	2,725	3,438
6.250%, 02/01/2041	8,666	11,484
6.125%, 02/15/2033	19,495	24,564
5.950%, 01/18/2018	1,000	1,016
4.750%, 10/21/2045	4,985	5,569
3.850%, 01/26/2027	5,220	5,371
3.750%, 05/22/2025	2,250	2,321
3.625%, 01/22/2023	215	224
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	189
4.800%, 07/08/2044	7,115	7,972
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	3,094
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,618
7.000%, 01/15/2039	3,870	5,532
5.875%, 11/01/2034	7,660	9,622
HSBC Holdings
6.800%, 06/01/2038	3,350	4,531
6.500%, 09/15/2037	6,970	9,088
6.100%, 01/14/2042	965	1,291
5.250%, 03/14/2044	18,130	21,093
4.041%, VAR ICE LIBOR USD 3
Month+1.546%, 03/13/2028	1,120	1,179
Intercontinental Exchange
3.750%, 12/01/2025	1,155	1,231
Intesa Sanpaolo
3.875%, 07/14/2027 (A)	3,095	3,102
JPMorgan Chase
6.400%, 05/15/2038	12,525	16,867
5.600%, 07/15/2041	5,180	6,463
5.500%, 10/15/2040	9,425	11,639
5.400%, 01/06/2042	8,400	10,275
4.250%, 10/15/2020	300	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.032%, VAR ICE LIBOR USD 3
Month+1.460%, 07/24/2048	$4,840	$4,931
3.900%, 07/15/2025	500	529
3.782%, VAR ICE LIBOR USD 3
Month+1.337%, 02/01/2028	10,470	10,866
3.625%, 12/01/2027	1,375	1,388
3.540%, VAR ICE LIBOR USD 3
Month+1.380%, 05/01/2028	2,550	2,596
3.375%, 05/01/2023	250	256
3.300%, 04/01/2026	4,190	4,227
3.200%, 01/25/2023	200	206
3.200%, 06/15/2026	3,760	3,760
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	4,074	4,679
KKR Group Finance III
5.125%, 06/01/2044 (A)	5,462	6,021
Lincoln National
6.150%, 04/07/2036	3	4
Lloyds Banking Group
5.300%, 12/01/2045	759	891
Macquarie Group
6.250%, 01/14/2021 (A)	40	45
6.000%, 01/14/2020 (A)	100	108
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	997
4.900%, 04/01/2077 (A)	530	586
MetLife
10.750%, 08/01/2039	185	311
6.500%, 12/15/2032	170	224
5.875%, 02/06/2041	2,315	2,962
5.700%, 06/15/2035	7,275	9,101
4.875%, 11/13/2043	4,465	5,159
4.721%, 12/15/2044	4,190	4,699
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	297
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	1,500	1,950
Morgan Stanley
7.250%, 04/01/2032	155	214
4.375%, 01/22/2047	6,965	7,383
3.971%, VAR ICE LIBOR USD 3
Month+1.455%, 07/22/2038	6,120	6,194
3.625%, 01/20/2027	1,040	1,064
3.591%, VAR ICE LIBOR USD 3
Month+1.340%, 07/22/2028	4,785	4,849
Morgan Stanley MTN
6.375%, 07/24/2042	7,880	10,642
6.250%, 08/09/2026	8,221	9,946
4.300%, 01/27/2045	10,550	11,034
4.000%, 07/23/2025	6,035	6,369
3.875%, 04/29/2024	635	668
3.700%, 10/23/2024	3,405	3,547

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 07/27/2026	$3,540	$3,494
2.713%, VAR ICE LIBOR USD 3
Month+1.400%, 10/24/2023	1,485	1,509
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3
Month+2.640%, 07/15/2054 (A)	1,275	1,305
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,910
Nationwide Financial Services
5.300%, 11/18/2044 (A)	585	678
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,131
4.950%, 04/22/2044 (A)	2,505	2,816
New York Life Insurance
6.750%, 11/15/2039 (A)	5,115	7,217
5.875%, 05/15/2033 (A)	4,447	5,700
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,419
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,588	2,621
PNC Bank
3.800%, 07/25/2023	450	479
PNC Bank MTN
3.250%, 06/01/2025	4,945	5,101
PNC Financial Services Group
6.700%, 06/10/2019	100	108
Prudential Financial MTN
6.625%, 12/01/2037	2,366	3,217
6.625%, 06/21/2040	285	389
5.700%, 12/14/2036	6,654	8,240
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,329
Raymond James Financial
4.950%, 07/15/2046	1,250	1,375
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,894
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (A)	271	380
4.900%, 09/15/2044 (A)	2,355	2,675
4.270%, 05/15/2047 (A)	3,893	4,064
Travelers
6.750%, 06/20/2036	3,148	4,404
5.350%, 11/01/2040	1,565	1,935
4.000%, 05/30/2047	1,555	1,614
3.750%, 05/15/2046	2,340	2,354
Travelers MTN
6.250%, 06/15/2037	1,205	1,612
Trinity Acquisition
6.125%, 08/15/2043	50	61
US Bancorp MTN
4.125%, 05/24/2021	22	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Validus Holdings
8.875%, 01/26/2040	$1,300	$1,920
Wachovia
6.600%, 01/15/2038	5,445	7,533
5.850%, 02/01/2037	12,081	15,263
Wells Fargo
5.606%, 01/15/2044	5,818	7,024
3.900%, 05/01/2045	13,677	13,853
3.000%, 04/22/2026	1,410	1,395
Wells Fargo MTN
4.900%, 11/17/2045	3,450	3,807
4.750%, 12/07/2046	10,126	10,998
4.650%, 11/04/2044	4,600	4,898
4.600%, 04/01/2021	40	43
4.400%, 06/14/2046	5,660	5,873
4.300%, 07/22/2027	9,092	9,705
3.584%, VAR ICE LIBOR USD 3
Month+1.310%, 05/22/2028	6,991	7,149
Wells Fargo Bank
5.950%, 08/26/2036	5,315	6,815

		664,497

Health Care — 10.0%
Abbott Laboratories
4.900%, 11/30/2046	1,025	1,146
AbbVie
4.700%, 05/14/2045	280	303
4.400%, 11/06/2042	555	576
Aetna
6.750%, 12/15/2037	906	1,270
4.750%, 03/15/2044	4,440	5,093
4.125%, 11/15/2042	2,020	2,133
3.875%, 08/15/2047	7,641	7,816
Allergan Funding SCS
4.850%, 06/15/2044	625	688
Allina Health System
4.805%, 11/15/2045	1,616	1,852
Amgen
4.563%, 06/15/2048	1,425	1,523
Anthem
6.375%, 06/15/2037	1,430	1,874
4.650%, 08/15/2044	900	986
4.625%, 05/15/2042	300	328
Ascension Health
4.847%, 11/15/2053	520	609
3.945%, 11/15/2046	2,105	2,197
AstraZeneca
6.450%, 09/15/2037	6,915	9,178
4.375%, 11/16/2045	3,850	4,030
4.000%, 09/18/2042	1,435	1,426
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,720

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cardinal Health
4.368%, 06/15/2047	$2,595	$2,662
Celgene
5.250%, 08/15/2043	670	775
4.625%, 05/15/2044	780	839
Cigna
5.875%, 03/15/2041	65	84
City of Hope
5.623%, 11/15/2043	850	1,090
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,219	3,572
Covidien International Finance
6.550%, 10/15/2037	705	958
Eli Lilly
3.950%, 05/15/2047	9,187	9,699
3.100%, 05/15/2027	2,445	2,503
Express Scripts Holding
4.800%, 07/15/2046	4,780	5,030
Gilead Sciences
5.650%, 12/01/2041	3,870	4,817
4.800%, 04/01/2044	3,225	3,588
4.750%, 03/01/2046	7,415	8,292
4.600%, 09/01/2035	2,810	3,083
4.500%, 02/01/2045	10,830	11,578
4.150%, 03/01/2047	6,615	6,790
4.000%, 09/01/2036	1,845	1,899
2.950%, 03/01/2027	1,900	1,889
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,404	15,720
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,640
Highmark
6.125%, 05/15/2041 (A)	1,560	1,662
4.750%, 05/15/2021 (A)	1,330	1,411
Humana
8.150%, 06/15/2038	1,510	2,223
4.800%, 03/15/2047	810	910
4.625%, 12/01/2042	55	60
Johns Hopkins Health System
3.837%, 05/15/2046	640	662
Johnson & Johnson
4.500%, 12/05/2043	1,000	1,177
4.375%, 12/05/2033	8,300	9,464
3.625%, 03/03/2037	8,950	9,360
Medtronic
4.625%, 03/15/2044	6,416	7,211
4.625%, 03/15/2045	21,372	24,225
4.375%, 03/15/2035	13,961	15,434
Merck
6.550%, 09/15/2037	1,000	1,403
4.150%, 05/18/2043	3,050	3,292
3.700%, 02/10/2045	15,095	15,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 09/15/2042	$850	$839
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,651
Mylan
5.250%, 06/15/2046	4,100	4,435
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,962	3,117
4.063%, 08/01/2056	2,200	2,249
North Shore-Long Island Jewish Health Care
4.800%, 11/01/2042	2,400	2,699
Novartis Capital
4.400%, 05/06/2044	8,375	9,402
4.000%, 11/20/2045	1,060	1,129
NYU Hospitals Center
5.750%, 07/01/2043	2,040	2,613
4.428%, 07/01/2042	2,650	2,841
Pfizer
7.200%, 03/15/2039	1,480	2,228
4.400%, 05/15/2044	5,495	6,107
4.300%, 06/15/2043	2,640	2,888
4.125%, 12/15/2046	7,010	7,513
4.000%, 12/15/2036	13,466	14,559
Pharmacia
6.600%, 12/01/2028	1,145	1,526
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,611
Roche Holdings
4.000%, 11/28/2044 (A)	230	244
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,868
St. Barnabas
4.000%, 07/01/2028	2,240	2,277
Stryker
4.625%, 03/15/2046	615	678
4.375%, 05/15/2044	1,220	1,296
4.100%, 04/01/2043	785	794
Sutter Health
2.286%, 08/15/2053	2,000	1,992
Teva Pharmaceutical Finance LLC, Ser 2006
6.150%, 02/01/2036	2,325	2,510
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	1,000	843
3.150%, 10/01/2026	60	55
Toledo Hospital
4.982%, 11/15/2045	2,145	2,546
Trinity Health
4.125%, 12/01/2045	2,524	2,658
UnitedHealth Group
6.875%, 02/15/2038	2,396	3,456
6.625%, 11/15/2037	4,315	6,101
6.500%, 06/15/2037	4,075	5,615
5.950%, 02/15/2041	95	126

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.800%, 03/15/2036	$325	$415
5.700%, 10/15/2040	1,005	1,287
4.750%, 07/15/2045	13,010	15,166
4.625%, 07/15/2035	1,180	1,358
4.375%, 03/15/2042	30	33
4.250%, 04/15/2047	7,100	7,689
3.950%, 10/15/2042	1,150	1,199
Wyeth LLC
6.500%, 02/01/2034	3,390	4,647
5.950%, 04/01/2037	11,360	15,064

		375,338

Industrials — 8.1%
3M MTN
3.125%, 09/19/2046	2,275	2,092
Air Canada, Pass-Through Trust, Ser 2013-1,
Cl A
4.125%, 05/15/2025 (A)	450	473
Air Canada, Pass-Through Trust, Ser 2015-1,
Cl A
3.600%, 03/15/2027 (A)	5,149	5,239
American Airlines, Pass-Through Trust,
Ser 2013-2, Cl A
4.950%, 01/15/2023	507	543
American Airlines, Pass-Through Trust,
Ser 2014-1, Cl A
3.700%, 10/01/2026	1,885	1,936
American Airlines, Pass-Through Trust,
Ser 2016-2, Cl AA
3.200%, 06/15/2028	4,632	4,697
American Airlines, Pass-Through Trust,
Ser 2017-2, Cl AA
3.350%, 10/15/2029	4,355	4,401
Boeing
3.375%, 06/15/2046	2,400	2,303
3.300%, 03/01/2035	5,670	5,478
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	530	639
4.950%, 09/15/2041	140	164
4.900%, 04/01/2044	7,800	9,080
4.550%, 09/01/2044	5,425	6,024
4.450%, 03/15/2043	1,250	1,362
4.400%, 03/15/2042	2,825	3,026
4.125%, 06/15/2047	10,975	11,538
Canadian National Railway
6.250%, 08/01/2034	2,393	3,192
6.200%, 06/01/2036	5,665	7,560
4.500%, 11/07/2043	3,800	4,298
3.200%, 08/02/2046	4,045	3,783
Caterpillar
5.200%, 05/27/2041	640	786
4.750%, 05/15/2064	5,110	5,813

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.803%, 08/15/2042	$5,890	$6,027
CSX
4.500%, 08/01/2054	900	934
Deere
3.900%, 06/09/2042	7,240	7,643
Eaton
4.000%, 11/02/2032	3,356	3,555
GE Capital International Funding Unlimited
4.418%, 11/15/2035	59,389	64,718
General Electric
4.500%, 03/11/2044	2,130	2,377
2.700%, 10/09/2022	1,010	1,034
Honeywell International
5.700%, 03/15/2037	300	387
5.375%, 03/01/2041	4,695	5,903
Johnson Controls International
6.000%, 01/15/2036	340	427
5.700%, 03/01/2041	55	65
5.125%, 09/14/2045	1,880	2,198
4.950%, 07/02/2064 (C)	695	760
Lockheed Martin
3.600%, 03/01/2035	3,255	3,243
Norfolk Southern
4.050%, 08/15/2052 (A)	458	454
Parker-Hannifin
4.100%, 03/01/2047 (A)	4,579	4,776
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,966
Raytheon
4.700%, 12/15/2041	560	650
4.200%, 12/15/2044	3,500	3,852
Siemens
4.400%, 05/27/2045 (A)	5,850	6,446
Siemens Financieringsmaatschappij
4.200%, 03/16/2047 (A)	1,220	1,319
3.300%, 09/15/2046 (A)	11,730	10,913
Stanley Black & Decker
5.200%, 09/01/2040	280	329
Union Pacific
4.750%, 09/15/2041	2,829	3,234
4.375%, 11/15/2065	4,355	4,771
4.050%, 03/01/2046	1,495	1,574
4.000%, 04/15/2047	3,225	3,378
3.875%, 02/01/2055	5,015	5,060
3.799%, 10/01/2051	5,205	5,191
United Airlines, Pass-Through Trust, Ser 2014- 2, Cl A
3.750%, 09/03/2026	2,489	2,570
United Parcel Service
8.375%, 04/01/2030 (C)	710	1,035
6.200%, 01/15/2038	3,152	4,321
3.625%, 10/01/2042	1,595	1,617

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 11/15/2046	$3,925	$3,804
United Technologies
5.700%, 04/15/2040	1,630	2,034
4.500%, 06/01/2042	22,020	23,687
4.150%, 05/15/2045	2,575	2,645
4.050%, 05/04/2047	2,350	2,386
3.750%, 11/01/2046	11,956	11,500
US Airways, Pass-Through Trust, Ser 2012-1,Cl A
5.900%, 10/01/2024	1,876	2,113
WW Grainger
4.600%, 06/15/2045	1,433	1,570
4.200%, 05/15/2047	6,874	7,125

		304,018

Information Technology — 9.3%
Activision Blizzard
4.500%, 06/15/2047	450	467
Apple
4.650%, 02/23/2046	9,725	11,098
4.450%, 05/06/2044	780	866
4.375%, 05/13/2045	18,015	19,735
4.250%, 02/09/2047	2,105	2,281
3.850%, 05/04/2043	2,855	2,901
3.850%, 08/04/2046	18,722	19,023
3.450%, 02/09/2045	7,410	7,106
3.200%, 05/11/2027	3,000	3,068
Applied Materials
5.850%, 06/15/2041	90	114
4.350%, 04/01/2047	3,448	3,697
Broadcom
3.875%, 01/15/2027 (A)	2,525	2,598
Cisco Systems
5.900%, 02/15/2039	7,835	10,310
5.500%, 01/15/2040	8,370	10,527
Dell International LLC
8.350%, 07/15/2046 (A)	1,780	2,297
8.100%, 07/15/2036 (A)	2,350	2,958
Hewlett Packard Enterprise
6.200%, 10/15/2035	3,025	3,263
Intel
4.900%, 07/29/2045	13,315	15,749
4.800%, 10/01/2041	5,565	6,446
4.100%, 05/19/2046	2,234	2,352
4.100%, 05/11/2047	8,370	8,843
4.000%, 12/15/2032	555	605
Microsoft
5.300%, 02/08/2041	475	595
4.875%, 12/15/2043	1,200	1,419
4.750%, 11/03/2055	3,545	4,127
4.450%, 11/03/2045	1,315	1,487
4.250%, 02/06/2047	8,570	9,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 02/06/2037	$19,119	$20,892
4.000%, 02/12/2055	11,438	11,770
3.750%, 02/12/2045	24,475	24,865
3.700%, 08/08/2046	34,598	34,796
3.500%, 02/12/2035	2,395	2,452
3.500%, 11/15/2042	670	657
3.450%, 08/08/2036	10,350	10,436
2.400%, 08/08/2026	1,255	1,222
Oracle
6.500%, 04/15/2038	7,067	9,787
4.500%, 07/08/2044	980	1,080
4.375%, 05/15/2055	3,515	3,816
4.300%, 07/08/2034	16,130	17,711
4.125%, 05/15/2045	12,120	12,701
4.000%, 07/15/2046	12,264	12,639
2.650%, 07/15/2026	5,050	4,963
QUALCOMM
4.800%, 05/20/2045	1,050	1,158
4.650%, 05/20/2035	4,185	4,625
4.300%, 05/20/2047	9,878	10,211
Visa
4.300%, 12/14/2045	5,220	5,832
4.150%, 12/14/2035	4,040	4,423

		349,415

Materials — 1.3%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,798
Albemarle
5.450%, 12/01/2044	1,119	1,338
Barrick North America Finance LLC
5.700%, 05/30/2041	620	748
BHP Billiton Finance USA
5.000%, 09/30/2043	8,120	9,614
Dow Chemical
4.625%, 10/01/2044	825	878
Georgia-Pacific LLC
8.875%, 05/15/2031	2,095	3,319
7.250%, 06/01/2028	330	441
International Paper
8.700%, 06/15/2038	1,000	1,518
LYB International Finance
4.875%, 03/15/2044	775	839
Monsanto
4.700%, 07/15/2064	720	738
4.400%, 07/15/2044	225	231
4.200%, 07/15/2034	3,100	3,196
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	2,480	2,512
Newmont Mining
5.875%, 04/01/2035	100	119

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nucor
6.400%, 12/01/2037	$40	$53
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,636
Rio Tinto Finance USA
5.200%, 11/02/2040	4,067	4,926
4.750%, 03/22/2042	120	138
4.125%, 08/21/2042	8,770	9,212
Southern Copper
5.875%, 04/23/2045	2,540	2,885
Union Carbide
7.750%, 10/01/2096	25	34

		50,173

Real Estate — 1.5%
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	3,085
AvalonBay Communities MTN
4.150%, 07/01/2047	2,995	3,083
3.350%, 05/15/2027	2,780	2,860
Crown Castle International
4.750%, 05/15/2047	255	268
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,179
ERP Operating
4.625%, 12/15/2021	33	36
4.500%, 07/01/2044	4,000	4,309
4.500%, 06/01/2045	1,450	1,572
4.000%, 08/01/2047	2,000	2,019
Federal Realty Investment Trust
3.625%, 08/01/2046	890	817
HCP
6.750%, 02/01/2041	1,080	1,424
Kimco Realty
4.125%, 12/01/2046	3,260	3,123
Mid-America Apartments
3.600%, 06/01/2027	3,820	3,893
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,024
Simon Property Group
6.750%, 02/01/2040	4,465	6,161
4.750%, 03/15/2042	4,080	4,521
4.375%, 03/01/2021	40	43
4.250%, 11/30/2046	2,000	2,081
3.375%, 06/15/2027	3,070	3,125
3.300%, 01/15/2026	560	570
Ventas Realty
5.700%, 09/30/2043	2,530	3,028
Welltower
6.500%, 03/15/2041	775	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 03/15/2043	$1,085	$1,201

		54,419

Telecommunication Services — 2.0%
America Movil
6.375%, 03/01/2035	50	63
6.125%, 11/15/2037	50	62
6.125%, 03/30/2040	3,865	4,818
4.375%, 07/16/2042	2,110	2,188
AT&T
8.250%, 11/15/2031	1,391	1,982
6.350%, 03/15/2040	3,070	3,594
5.600%, 05/15/2018	40	41
5.250%, 03/01/2037	500	527
5.150%, 02/14/2050	4,750	4,792
4.900%, 08/14/2037	1,635	1,652
4.800%, 06/15/2044	4,730	4,597
4.500%, 05/15/2035	6,075	5,949
4.350%, 06/15/2045	5,689	5,161
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	28
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	4,042
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	5,889	5,668
Verizon Communications
5.500%, 03/16/2047	235	254
5.250%, 03/16/2037	1,605	1,731
5.012%, 04/15/2049	5,773	5,771
5.012%, 08/21/2054	7,502	7,358
4.672%, 03/15/2055	2,815	2,616
4.500%, 08/10/2033	6,180	6,254
4.272%, 01/15/2036	4,860	4,727
Vodafone Group
7.875%, 02/15/2030	1,280	1,747

		75,642

Utilities — 14.8%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,012
Alabama Power
5.200%, 06/01/2041	155	186
5.125%, 02/15/2019	195	204
4.150%, 08/15/2044	135	146
3.850%, 12/01/2042	2,690	2,768
American Water Capital
3.750%, 09/01/2047	1,750	1,776
Appalachian Power
6.700%, 08/15/2037	50	68
5.800%, 10/01/2035	125	153
4.600%, 03/30/2021	70	76

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Arizona Public Service
8.750%, 03/01/2019	$455	$500
5.050%, 09/01/2041	50	59
4.500%, 04/01/2042	12	13
4.350%, 11/15/2045	1,735	1,913
Atmos Energy
4.125%, 10/15/2044	4,005	4,313
Baltimore Gas & Electric
6.350%, 10/01/2036	125	168
5.200%, 06/15/2033	1,620	1,864
3.500%, 08/15/2046	5,135	4,945
Berkshire Hathaway Energy
6.500%, 09/15/2037	10,535	14,363
6.125%, 04/01/2036	2,301	3,004
5.150%, 11/15/2043	470	564
Black Hills
4.200%, 09/15/2046	1,100	1,109
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,806
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,310	2,634
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,379
4.500%, 01/15/2021	40	42
Cleco Power
6.000%, 12/01/2040	650	816
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,986
4.600%, 08/15/2043	2,070	2,374
3.750%, 08/15/2047	5,055	5,128
3.700%, 03/01/2045	11,570	11,687
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,607
3.200%, 03/15/2027	1,300	1,336
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,736
6.200%, 06/15/2036	65	87
5.850%, 04/01/2018	180	184
5.700%, 06/15/2040	40	52
5.500%, 12/01/2039	75	95
4.625%, 12/01/2054	1,075	1,237
4.450%, 03/15/2044	650	730
3.950%, 03/01/2043	5,840	6,143
3.875%, 06/15/2047	5,008	5,220
3.850%, 06/15/2046	6,417	6,658
Dominion Energy
5.250%, 08/01/2033	20	23
4.050%, 09/15/2042	450	451
DTE Electric
3.950%, 06/15/2042	80	83
3.900%, 06/01/2021	30	32
3.700%, 03/15/2045	7,900	8,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
3.550%, 09/15/2021	$17	$18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	149
6.100%, 06/01/2037	2,010	2,650
6.050%, 04/15/2038	2,035	2,719
5.300%, 02/15/2040	9,159	11,455
4.250%, 12/15/2041	2,000	2,186
4.000%, 09/30/2042	15,250	16,269
3.900%, 06/15/2021	50	53
3.875%, 03/15/2046	5,590	5,836
3.750%, 06/01/2045	500	514
Duke Energy Florida
6.400%, 06/15/2038	3,255	4,529
Duke Energy Florida LLC
3.400%, 10/01/2046	1,315	1,262
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,459
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,969
6.350%, 08/15/2038	3,185	4,375
4.900%, 07/15/2043	965	1,162
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,206
4.200%, 08/15/2045	4,810	5,254
4.150%, 12/01/2044	1,250	1,354
4.100%, 05/15/2042	530	569
3.700%, 10/15/2046	650	658
Duquesne Light Holdings
6.250%, 08/15/2035	2,150	2,523
Electricite de France
6.000%, 01/22/2114 (A)	9,195	10,491
4.950%, 10/13/2045 (A)	3,625	4,003
4.750%, 10/13/2035 (A)	1,625	1,795
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,135
Enel Finance International
4.750%, 05/25/2047 (A)	455	488
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,674
3.250%, 04/01/2028	3,475	3,550
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,317
Exelon
4.950%, 06/15/2035	1,805	2,041
FirstEnergy
4.850%, 07/15/2047	40	42
Florida Power & Light
5.960%, 04/01/2039	2,570	3,440
5.690%, 03/01/2040	5,728	7,531
5.650%, 02/01/2037	1,000	1,281
4.050%, 06/01/2042	3,460	3,740

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 10/01/2044	$2,715	$2,956
3.800%, 12/15/2042	4,720	4,912
Georgia Power
5.650%, 03/01/2037	105	126
5.400%, 06/01/2040	7,816	9,418
4.300%, 03/15/2042	6,850	7,250
4.300%, 03/15/2043	2,945	3,122
Gulf Power
4.550%, 10/01/2044	700	747
Indiana Michigan Power
4.550%, 03/15/2046	780	882
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	4,150	4,553
4.650%, 06/01/2043 (A)	4,250	4,546
International Transmission
4.625%, 08/15/2043	1,975	2,220
Jersey Central Power & Light
6.150%, 06/01/2037	775	933
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,703	7,468
Kentucky Utilities
5.125%, 11/01/2040	2,565	3,144
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,151	5,405
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,851
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,209
4.400%, 10/15/2044	7,655	8,596
4.250%, 05/01/2046	500	547
3.950%, 08/01/2047	1,330	1,405
MidAmerican Energy MTN
5.800%, 10/15/2036	635	815
5.750%, 11/01/2035	640	812
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,044
Nevada Power
6.650%, 04/01/2036	100	138
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,684
4.119%, 11/28/2042 (A)	2,000	2,062
NiSource Finance
5.950%, 06/15/2041	220	278
5.800%, 02/01/2042	900	1,092
4.375%, 05/15/2047	2,635	2,808
Northern States Power
6.250%, 06/01/2036	1,176	1,586
6.200%, 07/01/2037	6,718	9,099
3.600%, 05/15/2046	500	504
3.400%, 08/15/2042	464	455
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 09/01/2050	$755	$862
4.250%, 04/01/2046	1,745	1,732
4.200%, 12/01/2042	3,740	3,704
Ohio Edison
8.250%, 10/15/2038	655	990
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,551
Oncor Electric Delivery
7.000%, 09/01/2022	85	103
6.800%, 09/01/2018	35	37
5.250%, 09/30/2040	3,650	4,463
4.550%, 12/01/2041	4,960	5,578
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,555	1,936
One Gas
4.658%, 02/01/2044	1,420	1,614
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	6,287
6.050%, 03/01/2034	7,504	9,787
4.600%, 06/15/2043	8,520	9,728
4.450%, 04/15/2042	4,495	5,051
4.000%, 12/01/2046	2,391	2,519
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	4,315	5,842
6.000%, 01/15/2039	5,065	6,761
4.100%, 02/01/2042	2,920	3,118
PECO Energy
4.800%, 10/15/2043	1,505	1,766
Pennsylvania Electric
6.150%, 10/01/2038	100	123
6.050%, 09/01/2017	50	50
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,492
3.640%, 11/01/2046	1,300	1,255
Potomac Electric Power
4.950%, 11/15/2043	950	1,137
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,231
3.950%, 06/01/2047	4,455	4,710
Progress Energy
4.400%, 01/15/2021	25	27
PSEG Power LLC
5.125%, 04/15/2020	50	54
Public Service Electric & Gas MTN
4.150%, 11/01/2045	700	752
4.050%, 05/01/2045	1,800	1,905
4.000%, 06/01/2044	695	730
3.800%, 03/01/2046	2,000	2,073
3.650%, 09/01/2042	1,905	1,930
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,677

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 03/15/2044	$1,780	$1,972
3.950%, 03/15/2043	5,845	6,124
2.900%, 05/15/2025	5,070	5,105
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	169
San Diego Gas & Electric
6.000%, 06/01/2026	625	762
3.750%, 06/01/2047	5,125	5,270
Sempra Energy
9.800%, 02/15/2019	50	56
South Carolina Electric & Gas
5.450%, 02/01/2041	605	748
5.100%, 06/01/2065	6,240	7,509
4.350%, 02/01/2042	4,845	5,287
Southern California Edison
6.000%, 01/15/2034	175	226
5.950%, 02/01/2038	510	672
5.500%, 03/15/2040	70	89
5.350%, 07/15/2035	2,240	2,742
4.650%, 10/01/2043	9,509	11,114
4.050%, 03/15/2042	7,405	7,962
4.000%, 04/01/2047	4,109	4,413
Southern California Gas
3.750%, 09/15/2042	3,150	3,272
Southern Gas Capital
5.875%, 03/15/2041	600	750
4.400%, 06/01/2043	665	698
3.950%, 10/01/2046	400	395
3.500%, 09/15/2021	68	71
Southwest Gas
3.800%, 09/29/2046	1,025	1,012
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,590
Southwestern Public Service
8.750%, 12/01/2018	40	43
4.500%, 08/15/2041	10,725	12,127
3.700%, 08/15/2047	2,000	2,024
Tampa Electric
4.350%, 05/15/2044	1,225	1,327
Union Electric
8.450%, 03/15/2039	2,780	4,526
Virginia Electric & Power
6.350%, 11/30/2037	630	849
4.650%, 08/15/2043	5,230	5,986
4.450%, 02/15/2044	4,500	5,017
4.200%, 05/15/2045	1,750	1,898
4.000%, 11/15/2046	1,720	1,813
Wisconsin Electric Power
4.250%, 06/01/2044	850	915
3.650%, 12/15/2042	3,930	3,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 09/15/2021	$3	$3
Wisconsin Power & Light
4.100%, 10/15/2044	325	342
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,291
Xcel Energy
4.800%, 09/15/2041	617	700
		557,758

Total Corporate Obligations (Cost $3,097,037) ($ Thousands)		3,263,025

MUNICIPAL BONDS — 6.7%
Alabama — 0.0%
Alabama, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,088

California — 3.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,845	4,168
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,576
California State, Build America Project, GO
7.600%, 11/01/2040	410	653
7.550%, 04/01/2039	10,640	16,634
7.500%, 04/01/2034	14,035	20,735
California, Health Facilities Financing Authority, RB
Callable 10/01/2026 @ 100
3.000%, 10/01/2041	550	506
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	1,000	1,298
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,593
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	709
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	4,530	6,774
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,980
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,170

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	$7,000	$9,864
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,249
Los Angeles, Unified School District, Ser B, GO
Callable 07/01/2026 @ 100
2.000%, 07/01/2029	1,500	1,384
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,750	2,474
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,498
State of California, Build America Project, GO
7.625%, 03/01/2040	1,870	2,912
7.300%, 10/01/2039	11,750	17,525
University of California, Build America Project, RB
5.770%, 05/15/2043	5,100	6,669
University of California, Ser AD, RB
4.858%, 05/15/2112	3,000	3,313
University of California, Ser AP, RB
3.931%, 05/15/2045	950	978
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,881
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,060

		113,603

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	600

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,751
6.637%, 04/01/2057	3,909	5,039

		7,790

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	3,205	4,026

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	$555	$661
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	6,536
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	382
Commonwealth of Massachusetts, Ser E, GO
Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,434

		9,013

Michigan — 0.0%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,061

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,416
State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	675	696

		2,112

New Jersey — 0.4%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	2,895	4,430
7.102%, 01/01/2041	6,485	9,643

		14,073

New York — 1.1%
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,544
5.206%, 10/01/2031	750	914
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,600
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,045
5.882%, 06/15/2044	500	699
5.724%, 06/15/2042	3,720	5,079
5.440%, 06/15/2043	5,500	7,255
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,150

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	$3,140	$3,968
5.508%, 08/01/2037	1,890	2,403
5.267%, 05/01/2027	1,000	1,180
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	2,000	2,396
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,453
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	302
4.458%, 10/01/2062	7,225	8,237
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	500	633
Port Authority of New York & New Jersey, Ser 20, RB
4.229%, 10/15/2057	500	548

		41,406

Ohio — 0.2%
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,344
State of Ohio, RB
3.700%, 01/01/2043	970	998

		5,342

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,065

Texas — 1.0%
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,250	1,336
City Public Service Board of San Antonio, RB
5.808%, 02/01/2041	3,800	5,013
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,524
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,646
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,288
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,731
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,716

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	$5,025	$6,022
5.028%, 04/01/2026	6,600	7,530
University of Texas, Build America Project, Ser B, RB
Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	65
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,706

		38,577

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	531

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	4,495	5,649
5.040%, 08/01/2031	1,260	1,498

		7,147

Total Municipal Bonds
(Cost $243,042) ($ Thousands)		251,993

U. S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bills
1.119%, 01/25/2018 (B)	11,280	11,233
1.095%, 01/18/2018 (B)	3,025	3,013
0.823%, 09/07/2017 (B)	230	230
U.S. Treasury Bonds
4.500%, 05/15/2038	3,197	4,226
3.000%, 02/15/2047	24,595	25,970
3.000%, 05/15/2047	77,740	82,125
2.875%, 11/15/2046	2,625	2,703
2.750%, 08/15/2047	15,280	15,358
2.250%, 08/15/2046	4,995	4,511
U.S. Treasury Notes
2.375%, 05/15/2027	13,085	13,369
2.250%, 08/15/2027	15,745	15,923

Total U.S. Treasury Obligations
(Cost $174,497) ($ Thousands)		178,661

SOVEREIGN DEBT — 0.1%
Chile Government International Bond
3.860%, 06/21/2047	4,240	4,399

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Qatar Government International Bond
4.625%, 06/02/2046 (A)	$1,105	$1,167

Total Sovereign Debt
(Cost $5,325) ($ Thousands)		5,566

ASSET-BACKED SECURITIES — 0.1%
Other Asset-Backed Securities — 0.1%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	445	463
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (A)	3,100	3,091

Total Asset-Backed Securities
(Cost $3,530) ($ Thousands)		3,554

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Tennessee Valley Authority
4.250%, 09/15/2065	2,775	3,269

Total U.S. Government Agency Obligation
(Cost $2,720) ($ Thousands)		3,269

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**	22,641,020	22,641

Total Cash Equivalent
(Cost $22,641) ($ Thousands)		22,641

Total Investments in Securities— 99.2%
(Cost $3,548,792) ($ Thousands) @		$3,728,709

Percentages	are based on Net Assets of $3,760,582 ($ Thousands).

** Rate shown is the 7-day effective yield as of August 31, 2017.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $279,018 ($ Thousands), representing 7.4% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $3,541,499 ($ Thousands), and the unrealized appreciation and depreciation were $195,506 ($ Thousands) and ($8,296) ($ Thousands), respectively.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR —London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

VAR — Variable Rate

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	90	Dec-2017	$11,385	$11,429	$44
U.S. 2-Year Treasury Note	65	Jan-2018	14,056	14,060	4
U.S. 5-Year Treasury Note	123	Dec-2017	14,531	14,576	45
U.S. Long Treasury Bond	(973)	Dec-2017	(151,061)	(151,879)	(818)
U.S. Ultra Long Treasury Bond	556	Dec-2017	92,712	93,999	1,287
Ultra 10-Year U.S. Treasury Note	93	Dec-2017	12,617	12,697	80

			$(5,760)	$(5,118)	$642

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Long Duration Credit Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,263,025	$–	$3,263,025
Municipal Bonds	–	251,993	–	251,993
U.S. Treasury Obligations	–	178,661	–	178,661
Sovereign Debt	–	5,566	–	5,566
U.S. Government Agency Obligation	–	3,269	–	3,269
Asset-Backed Securities	–	3,554	–	3,554
Cash Equivalent	22,641	–	–	22,641

Total Investments in Securities	$22,641	$3,706,068	$–	$3,728,709

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,460	$—	$—	$1,460
Unrealized Depreciation	(818)	—	—	(818)

Total Other Financial Instruments	$642	$—	$—	$642

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$26,602	$400,534	$(404,495)	$22,641	$77

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 50.9%

Consumer Discretionary — 2.5%
AutoZone
1.625%, 04/21/2019	$160	$159
BMW US Capital LLC
1.656%, VAR ICE LIBOR USD 3 Month+0.410%, 09/13/2019 (A)	2,035	2,050
Daimler Finance North America LLC
2.041%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,810	1,823
1.842%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	625	628
Ford Motor Credit LLC
2.417%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	756
2.031%, VAR ICE LIBOR USD 3 Month+0.900%, 06/15/2018	1,940	1,948
2.021%, 05/03/2019	1,300	1,300
1.950%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	1,000	1,003
NBCUniversal Enterprise
1.843%, VAR ICE LIBOR USD 3 Month+0.685%, 04/15/2018 (A)	1,400	1,406
Nissan Motor Acceptance MTN
2.194%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,000

		12,073

Consumer Staples — 4.4%
Anheuser-Busch InBev Finance
2.571%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	826
1.900%, 02/01/2019	640	641
Anheuser-Busch InBev Worldwide
2.001%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	750	754
BAT Capital
1.905%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	2,500	2,502
Baxalta
2.067%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	3,300	3,313
Catholic Health Initiatives
1.600%, 11/01/2017	2,650	2,650
CVS Health
1.900%, 07/20/2018	1,000	1,003
JM Smucker
1.750%, 03/15/2018	380	380
Kraft Heinz Foods
2.129%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	625	625
Kroger
2.000%, 01/15/2019	290	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kroger MTN
1.500%, 09/30/2019	$615	$608
Molson Coors Brewing
1.450%, 07/15/2019	240	238
Mondelez International
1.690%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	1,500	1,503
Mondelez International Holdings Netherlands BV
1.924%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,995	2,003
Philip Morris International
1.592%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,305	2,316
Reckitt Benckiser Treasury Services
1.847%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	825
Reynolds American
2.300%, 06/12/2018	1,070	1,074

		21,552

Energy — 2.9%
Anadarko Petroleum
8.700%, 03/15/2019	750	821
6.950%, 06/15/2019	470	507
BP Capital Markets
1.695%, VAR ICE LIBOR USD 3 Month+0.510%, 05/10/2018	1,500	1,505
Energy Transfer
2.500%, 06/15/2018	800	804
Enterprise Products Operating LLC
6.650%, 04/15/2018	600	618
6.300%, 09/15/2017	350	351
1.650%, 05/07/2018	1,835	1,834
Kinder Morgan
2.000%, 12/01/2017	785	785
ONEOK Partners
2.000%, 10/01/2017	960	960
Phillips 66
1.886%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
Shell International Finance
1.375%, 05/10/2019	750	748
Shell International Finance BV
1.578%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,385	1,392
Statoil
1.511%, VAR ICE LIBOR USD 3 Month+0.200%, 11/09/2017	1,350	1,350

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
2.094%, VAR ICE LIBOR USD 3 Month+0.790%, 01/12/2018	$1,850	$1,854

		14,484

Financials — 30.4%
ABN AMRO Bank
1.944%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	2,230	2,241
AIG Global Funding
1.777%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,202
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	1,050	1,050
American Express Credit MTN
1.875%, 11/05/2018	1,600	1,606
1.748%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	1,510	1,513
1.641%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	510	511
American Honda Finance MTN
2.140%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,600	1,616
1.615%, VAR ICE LIBOR USD 3 Month+0.460%, 07/13/2018	1,500	1,505
Australia & New Zealand Banking Group
1.742%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2018	625	627
Bank of America
2.198%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	1,000	1,010
Bank of America MTN
5.650%, 05/01/2018	305	313
2.467%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	706
2.169%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/2019	1,840	1,857
2.000%, 01/11/2018	545	546
Bank of Montreal
1.400%, 04/10/2018	925	925
Bank of Montreal MTN
1.904%, VAR ICE LIBOR USD 3 Month+0.600%, 04/09/2018	1,000	1,003
1.686%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,365	2,370
Bank of New York Mellon MTN
1.600%, VAR ICE LIBOR USD 3 Month+0.480%, 09/11/2019	2,000	2,014
Bank of Nova Scotia
2.125%, 09/11/2019	1,620	1,630
1.988%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,470	1,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.742%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	$800	$800
Banque Federative du Credit Mutuel
1.794%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	877
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	1,500	1,516
BB&T MTN
1.991%, VAR ICE LIBOR USD 3 Month+0.860%, 06/15/2018	890	894
1.830%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	800	806
1.701%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	654
Berkshire Hathaway Finance
1.604%, VAR ICE LIBOR USD 3 Month+0.300%, 01/12/2018	1,195	1,196
BPCE MTN
2.392%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	683
Branch Banking & Trust
1.754%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,355
Canadian Imperial Bank of Commerce
1.620%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	1,225	1,230
Capital One
2.461%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,005
1.992%, VAR ICE LIBOR USD 3 Month+0.680%, 02/05/2018	1,100	1,101
Capital One Financial
2.069%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,820	1,827
Citibank
1.721%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	1,720	1,727
Citigroup
2.150%, 07/30/2018	580	582
2.074%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	1,000	1,007
1.860%, VAR ICE LIBOR USD 3 Month+0.690%, 04/27/2018	1,680	1,685
1.700%, 04/27/2018	850	850
Citizens Bank
2.008%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,246
1.768%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,001
Cooperatieve Rabobank UA
1.985%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,363

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
2.198%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	$500	$507
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,276
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	800	800
1.500%, 07/05/2019 (A)	670	665
Danske Bank MTN
1.720%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,253
Deutsche Bank
1.989%, VAR ICE LIBOR USD 3 Month+0.680%, 02/13/2018	1,100	1,101
Discover Bank
2.000%, 02/21/2018	1,250	1,252
DNB Boligkreditt
1.450%, 03/21/2018 (A)	4,075	4,074
Fifth Third Bank
1.883%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,210	1,216
Fifth Third Bank MTN
2.226%, VAR ICE LIBOR USD 3 Month+0.910%, 08/20/2018	1,250	1,258
Ford Motor Credit LLC
2.304%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	1,185	1,195
General Electric MTN
1.858%, VAR ICE LIBOR USD 3 Month+0.710%, 04/02/2018	500	502
General Motors Financial
2.400%, 04/10/2018	1,600	1,606
2.234%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	700	703
Goldman Sachs Group
2.424%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	909
2.375%, 01/22/2018	2,300	2,307
2.372%, VAR ICE LIBOR USD 3 Month+1.200%, 04/30/2018	215	216
2.036%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	1,730	1,742
Goldman Sachs Group MTN
2.282%, VAR ICE LIBOR USD 3 Month+1.100%, 11/15/2018	1,375	1,388
HSBC Bank
1.822%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	2,155	2,163
Huntington National Bank
2.200%, 11/06/2018	1,790	1,798
1.738%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	$560	$560
2.000%, 07/01/2019 (A)	500	497
ING Bank
1.989%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	1,300	1,309
Jackson National Life Global Funding
2.019%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	603
JPMorgan Chase
2.516%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	405
2.108%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	700	710
2.056%, VAR ICE LIBOR USD 3 Month+0.900%, 01/25/2018	2,205	2,212
1.802%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	1,000	1,006
KeyBank
2.350%, 03/08/2019	750	757
2.125%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,310
Manufacturers & Traders Trust
1.927%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,252
MetLife
6.817%, 08/15/2018	600	629
Metropolitan Life Global Funding I
1.582%, VAR ICE LIBOR USD 3 Month+0.430%, 12/19/2018 (A)	1,400	1,405
1.582%, VAR ICE LIBOR USD 3 Month+0.340%, 09/14/2018 (A)	600	602
Moody’s
1.568%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	900	902
Morgan Stanley
2.336%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	810
2.163%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	750	755
1.982%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	2,165	2,175
Morgan Stanley MTN
5.950%, 12/28/2017	550	557
MUFG Americas Holdings
1.625%, 02/09/2018	1,440	1,440
National Bank of Canada MTN
1.781%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	2,500	2,513
Nissan Motor Acceptance MTN
1.884%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	1,585	1,594

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
1.800%, 11/05/2018	$1,565	$1,568
1.676%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	1,525	1,530
1.620%, VAR ICE LIBOR USD 3 Month+0.400%, 12/07/2018	1,600	1,607
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	500	498
Protective Life Global Funding
1.722%, 04/15/2019 (A)	1,065	1,062
Prudential Financial MTN
6.000%, 12/01/2017	1,120	1,132
1.962%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	1,649	1,659
Regions Bank
7.500%, 05/15/2018	950	987
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	998
Santander Holdings USA
2.767%, VAR ICE LIBOR USD 3 Month+1.450%, 11/24/2017	1,500	1,504
Santander UK MTN
2.167%, VAR ICE LIBOR USD 3 Month+0.850%, 08/24/2018	1,250	1,257
Societe Generale MTN
2.228%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	2,500	2,522
Standard Chartered MTN
1.798%, VAR ICE LIBOR USD 3 Month+0.640%, 04/17/2018 (A)	2,000	2,002
Sumitomo Mitsui Banking MTN
2.244%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	1,550	1,563
SunTrust Bank
1.700%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	2,815	2,836
Synchrony Financial
2.541%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,769
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,195
Toronto-Dominion Bank MTN
2.153%, VAR ICE LIBOR USD 3 Month+0.840%, 01/22/2019	1,180	1,191
1.853%, VAR ICE LIBOR USD 3 Month+0.540%, 07/23/2018	1,500	1,506
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,501
UBS
1.790%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	2,205	2,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS MTN
1.949%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	$1,750	$1,762
US Bank MTN
1.752%, VAR ICE LIBOR USD 3 Month+0.580%, 01/29/2018	700	701
Volkswagen Group of America Finance LLC
1.785%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	750	750
1.756%, VAR ICE LIBOR USD 3 Month+0.440%, 11/20/2017 (A)	2,075	2,076
Voya Financial
2.900%, 02/15/2018	850	855
WEA Finance LLC
1.750%, 09/15/2017 (A)	1,600	1,600
Wells Fargo
2.263%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	710
Wells Fargo MTN
2.053%, VAR ICE LIBOR USD 3 Month+0.740%, 01/22/2018	1,200	1,203
1.943%, VAR ICE LIBOR USD 3 Month+0.630%, 04/23/2018	1,290	1,295
1.852%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,261
Wells Fargo Bank MTN
1.750%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	1,000	1,009
Westpac Banking
1.768%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	800	804

		148,569

Health Care — 3.7%
AbbVie
1.800%, 05/14/2018	1,200	1,201
Aetna
1.700%, 06/07/2018	3,150	3,152
Allergan Funding SCS
2.350%, 03/12/2018	2,930	2,940
2.200%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	2,025	2,032
Amgen
1.759%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,255
1.629%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,185	1,188
Cardinal Health
1.992%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,203
Catholic Health Initiatives
2.600%, 08/01/2018	740	745

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celgene
2.125%, 08/15/2018	$750	$753
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,400	1,390
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	2,145	2,097

		17,956

Industrials — 2.0%
Air Lease
2.125%, 01/15/2018	385	386
2.125%, 01/15/2020	650	650
Caterpillar Financial Services MTN
2.100%, 06/09/2019	435	438
1.886%, VAR ICE LIBOR USD 3 Month+0.700%, 02/23/2018	1,435	1,439
Fortive
1.800%, 06/15/2019	520	519
General Electric MTN
1.924%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,210	1,223
Honeywell International
1.591%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	1,250	1,256
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	1,400	1,400
John Deere Capital MTN
1.574%, VAR ICE LIBOR USD 3 Month+0.270%, 10/15/2018	1,000	1,002
Penske Truck Leasing Lp
2.875%, 07/17/2018 (A)	400	404
TTX MTN
2.250%, 02/01/2019 (A)	465	466
United Technologies
1.661%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	905

		10,088

Information Technology — 1.6%
Broadcom
2.375%, 01/15/2020 (A)	1,400	1,409
Cisco Systems
1.772%, VAR ICE LIBOR USD 3 Month+0.600%, 02/21/2018	550	551
1.614%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/2019	850	855
DXC Technology
2.875%, 03/27/2020	610	621
eBay
2.181%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
3.231%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	$255	$259
3.041%, VAR ICE LIBOR USD 3 Month+1.740%, 10/05/2017	1,465	1,467
QUALCOMM
1.766%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	1,275	1,282

		7,650

Materials — 0.3%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	892
Martin Marietta Materials
1.965%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/2020	645	647

		1,539

Real Estate — 0.3%
Simon Property Group
1.500%, 02/01/2018 (A)	1,390	1,390

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	1,700	1,726
2.226%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	1,250	1,266
Verizon Communications
1.552%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	2,415	2,421

		5,413

Utilities — 1.7%
Connecticut Light & Power
5.650%, 05/01/2018	1,540	1,584
DTE Energy
1.500%, 10/01/2019	870	859
Emera US Finance
2.150%, 06/15/2019	340	341
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185
Sempra Energy
1.625%, 10/07/2019	395	393
Southern
1.993%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	603
1.550%, 07/01/2018	650	649
Southern Power
1.500%, 06/01/2018	1,645	1,643

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric & Power
1.200%, 01/15/2018	$2,050	$2,047

		8,304

Total Corporate Obligations (Cost $248,275) ($ Thousands)		249,018

ASSET-BACKED SECURITIES — 24.0%

Automotive — 11.0%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	880	887
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	1,050	1,050
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	875	879
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	636	637
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	559	559
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	98	98
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,290	1,292
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	46	46
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	470	470
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	810	823
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	431	430
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	365	365
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	280	280
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 07/15/2019	967	966
CarMax Auto Owner Trust, Ser 2014-2, Cl B
1.880%, 11/15/2019	1,400	1,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	$1,250	$1,250
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	565	567
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	570	571
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.913%, VAR ICE LIBOR USD 1 Month+0.340%,08/15/2029 (A)	1,490	1,490
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (A)	465	465
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	235	235
Credit Acceptance Auto Loan Trust, Ser 2015- 1A, Cl A
2.000%, 07/15/2022 (A)	464	464
Credit Acceptance Auto Loan Trust, Ser 2016- 2A, Cl A
2.420%, 11/15/2023 (A)	1,550	1,557
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	690	692
Drive Auto Receivables Trust, Ser 2017-2, Cl A2A
1.630%, 08/15/2019	440	440
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	1,230	1,233
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (A)	877	877
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (A)	934	934
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	171	171
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A3
1.640%, 03/20/2020 (A)	1,065	1,065
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	513	512
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	350	351
First Investors Auto Owner Trust, Ser 2014- 3A, Cl A3
1.670%, 11/16/2020 (A)	357	357
First Investors Auto Owner Trust, Ser 2017- 1A, Cl A1
1.690%, 04/15/2021 (A)	228	227

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	$284	$284
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	495	495
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	755	755
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	765	766
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.594%, VAR LIBOR USD 1 Month+0.600%,08/15/2020	170	171
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	261	261
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	980	980
GM Financial Automobile Leasing Trust,Ser 2015-1, Cl B
2140%, 06/20/2019	2,525	2,529
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	275	275
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	1,255	1,255
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	1,300	1,300
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.494%, VAR LIBOR USD 1 Month+0.500%,05/15/2020 (A)	1,600	1,603
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	581	581
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	875	875
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (A)	2,410	2,411
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	2,243	2,244
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (A)	280	280
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	227	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	$1,475	$1,480
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	914	916
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	400	403
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,935	1,966
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl B
1.970%, 11/15/2019	935	935
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	1,400	1,408
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	725	729
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	122	122
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl A2
1.600%, 03/16/2020	635	635
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	452	452
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	240	240
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	838	838
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	196	196
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	687	687
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	720	721
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	525	525
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	395	395

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	$235	$235

		53,817

Credit Cards — 1.9%

Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.639%, VAR LIBOR USD 1 Month+0.650%,08/16/2021 (A)	395	397
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.677%, VAR LIBOR USD 1 Month+0.450%,07/15/2022	250	251
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	640
CARDS II Trust, Ser 2017-1A, Cl A
1.596%, VAR LIBOR USD 1 Month+0.370%,04/18/2022 (A)	1,385	1,386
Chase Issuance Trust, Ser 2015-A2, Cl A2
1.590%, 02/18/2020	1,125	1,126
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.516%, VAR LIBOR USD 1 Month+0.280%,05/26/2020	1,015	1,016
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.529%, VAR LIBOR USD 1 Month+0.540%,09/15/2021	1,055	1,062
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	850	850
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,400	1,401
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.753%, VAR LIBOR USD 1 Month+0.720%,05/26/2021 (A)	1,190	1,195

		9,324

Mortgage Related Securities — 0.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.671%, VAR ICE LIBOR USD 1 Month+0.680%,01/25/2035	293	291
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.954%, VAR ICE LIBOR USD 1 Month+0.720%,10/25/2034	801	802

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
2.044%, VAR ICE LIBOR USD 1 Month+1.020%,03/25/2035	$545	$547
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.024%, VAR ICE LIBOR USD 1 Month+1.000%,08/25/2034	74	74
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
2.178%, VAR LIBOR USD 1 Month+1.200%,11/20/2036	67	67
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
1.491%, VAR ICE LIBOR USD 1 Month+0.500%,02/25/2035	132	132

		1,913

Non-Agency Mortgage-Backed Obligations — 1.7%

Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	490	491
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.841%, 09/27/2044 (A)(B)	1,478	1,454
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.077%, VAR LIBOR USD 1 Month+0.850%,08/15/2036 (A)	1,250	1,250
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.040%, VAR LIBOR USD 1 Month+0.790%,07/15/2028 (A)	500	501
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	576	591
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	406	406
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.944%, VAR LIBOR USD 1 Month+0.720%,12/04/2020 (A)	1,368	1,369
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.032%, VAR ICE LIBOR USD 1 Month+3.800%,03/25/2025	900	974
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.232%, VAR ICE LIBOR USD 1 Month+2.000%,04/01/2022 (A)	306	306
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	302	302

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	$567	$591

		8,235

Other Asset-Backed Securities — 9.0%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	440	440
Apidos CLO XII, Ser 2013-12A, Cl A
2.123%, VAR ICE LIBOR USD 3 Month+1.100%,04/15/2025 (A)	990	991
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
2.174%, VAR ICE LIBOR USD 3 Month+1.150%,04/18/2025 (A)	276	277
Cent CLO 20, Ser 2017-20A, Cl AR
2.256%, VAR ICE LIBOR USD 3 Month+1.100%,01/25/2026 (A)	1,495	1,494
Cent CLO, Ser 2014-16AR, Cl A1AR
2.284%, VAR ICE LIBOR USD 3 Month+1.250%,08/01/2024 (A)	1,805	1,805
CIFC Funding, Ser 2016-3A, Cl A2R
2.789%, VAR ICE LIBOR USD 3 Month+1.750%,01/29/2025 (A)	495	495
CIFC Funding, Ser 2017-1A, Cl A1R
2.550%, VAR ICE LIBOR USD 3 Month+1.250%,07/16/2030 (A)	1,060	1,060
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	44	44
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	237	237
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.954%, VAR ICE LIBOR USD 1 Month+0.930%,05/25/2035	1,115	1,117
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.238%, VAR ICE LIBOR USD 3 Month+1.080%,04/18/2026 (A)	1,495	1,496
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	700	703
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.524%, VAR LIBOR USD 1 Month+0.530%,07/15/2020	730	732
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (A)	734	734
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (A)	208	208

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.301%, VAR ICE LIBOR USD 1 Month+0.310%,01/25/2036	$1,523	$1,518
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	1,015	1,015
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (A)	206	206
Limerock CLO II, Ser 2017-2A, Cl AR
2.458%, VAR ICE LIBOR USD 3 Month+1.300%,04/18/2026 (A)	1,300	1,302
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.567%, VAR ICE LIBOR USD 3 Month+1.260%,07/20/2026 (A)	300	302
Madison Park Funding, Ser 2007-4A, Cl A1B
1.296%, VAR ICE LIBOR USD 3 Month+0.300%,03/22/2021 (A)	580	577
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	305	305
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034	206	203
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	157	158
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (A)	86	85
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	347	347
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.324%, VAR ICE LIBOR USD 1 Month+0.300%,09/26/2022	379	379
Navient Student Loan Trust, Ser 2015-3, Cl A1
1.344%, VAR ICE LIBOR USD 1 Month+0.320%,07/25/2030	309	309
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.504%, VAR ICE LIBOR USD 1 Month+0.480%,03/25/2066 (A)	516	517
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	1,025	1,023
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	170	169
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	94	94

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	$1,075	$1,075
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.437%, VAR ICE LIBOR USD 3 Month+1.130%,07/20/2026 (A)	675	676
OCP CLO, Ser 2016-2A, Cl A1R
2.572%, VAR ICE LIBOR USD 3 Month+1.400%,11/22/2025 (A)	465	469
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
2.143%, VAR ICE LIBOR USD 3 Month+1.120%,07/17/2025 (A)	1,000	1,000
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
2.310%, VAR ICE LIBOR USD 3 Month+1.130%,08/12/2026 (A)	1,195	1,203
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.150%, VAR ICE LIBOR USD 3 Month+1.120%,04/20/2025 (A)	640	641
OZLM XII, Ser 2015-12A, Cl A1
2.620%, VAR ICE LIBOR USD 3 Month+1.450%,04/30/2027 (A)	640	643
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(C)	810	790
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.268%, VAR ICE LIBOR USD 3 Month+0.230%,01/25/2023	103	104
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.208%, VAR ICE LIBOR USD 3 Month+0.170%,07/25/2023	414	414
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.128%, VAR ICE LIBOR USD 3 Month+0.090%,10/25/2024	895	894
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, VAR ICE LIBOR USD 3 Month+0.120%,01/25/2027	559	556
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.148%, VAR ICE LIBOR USD 3 Month+0.110%,07/27/2026	242	242
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, VAR ICE LIBOR USD 3 Month+1.700%,07/25/2023	1,372	1,413
SLM Student Loan Trust, Ser 2008-9, Cl A
2.656%, VAR ICE LIBOR USD 3 Month+1.500%,04/25/2023	1,418	1,452
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.544%, VAR ICE LIBOR USD 1 Month+0.520%,03/25/2026	544	545
SLM Student Loan Trust, Ser 2013-3, Cl A2
1.532%, VAR ICE LIBOR USD 1 Month+0.300%,05/26/2020	457	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Consumer oan Program LLC, Ser 2017- 1, Cl A
3.280%, 01/26/2026 (A)	$269	$273
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.724%, VAR ICE LIBOR USD 1 Month+0.700%,03/26/2040 (A)	564	567
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	1,020	1,013
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.513%, VAR ICE LIBOR USD 1 Month+1.750%,01/09/2023 (A)	1,660	1,659
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,241	1,254
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	164	166
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	526	529
Utah State Board of Regents, Ser 2016-1, Cl A
1.774%, VAR ICE LIBOR USD 1 Month+0.750%,09/25/2056	645	646
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	1,250	1,246
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	630	630
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	301
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.510%, VAR ICE LIBOR USD 3 Month+1.480%,04/20/2026 (A)	445	445
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A)	351	353
Voya CLO, Ser 2014-3A, Cl A1
2.458%, VAR ICE LIBOR USD 3 Month+1.420%,07/25/2026 (A)	910	910
Voya CLO, Ser 2015-1A, Cl A1
2.638%, VAR ICE LIBOR USD 3 Month+1.480%,04/18/2027 (A)	420	421
Voya CLO, Ser 2017-4A, Cl A2AR
2.754%, VAR ICE LIBOR USD 3 Month+1.450%,10/14/2026 (A)	710	709

		44,039

Total Asset-Backed Securities (Cost $117,189) ($ Thousands)		117,328

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 10.4%

Agency Mortgage-Backed Obligations — 3.5%
FHLMC
5.000%, 06/01/2026	$721	$742
FHLMC ARM
2.683%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.100%, 02/01/2022	44	45
2.660%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.058%, 02/01/2030	87	92
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 05/01/2036	92	97
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	541	545
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	319	322
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	350	352
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	76	77
FHLMC Multifamily Structured Pass Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	363	361
FHLMC, Ser 2017-KT01, Cl A
1.349%, 02/25/2020	605	606
FNMA
6.000%, 01/01/2027 to 04/01/2040	277	314
5.000%, 05/01/2019 to 03/01/2025	1,361	1,399
1.900%, 10/01/2019	575	577
FNMA ARM
3.099%, VAR ICE LIBOR USD 6 Month+1.816%, 09/01/2024	81	83
3.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	14	14
3.024%, VAR ICE LIBOR USD 6 Month+1.778%, 09/01/2024	31	32
2.745%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	7	7
2.626%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.007%, 11/01/2023	14	14
2.612%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.994%, 05/01/2028	10	11
2.259%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	10	11
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	27	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2001-33, Cl FA
1.474%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	$19	$19
FNMA CMO, Ser 2002-64, Cl FG
1.249%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	23	23
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	23	23
FNMA CMO, Ser 2008-47, Cl FA
1.524%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	76	76
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,590	1,631
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	583	584
FNMA TBA
3.500%, 09/01/2040	3,850	4,019
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	129	129
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	249	250
FNMA, Ser M9, Cl ASQ2
1.513%, 12/25/2017	135	135
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.881%, 07/25/2044 (A)(B)	1,125	1,145
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.302%, 09/25/2044 (A)(B)	770	782
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.167%, 11/25/2044 (A)(B)	785	797
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.967%, 03/25/2045 (A)(B)	72	71
GNMA ARM
2.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 09/20/2039	110	115
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	7	7
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	61	61
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	167	168
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.432%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	851	852
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
1.356%, VAR LIBOR USD 1 Month+0.370%, 11/06/2017	46	46

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.436%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	$477	$478
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.386%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	98	98
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
1.366%, VAR LIBOR USD 1 Month+0.380%, 03/06/2020	2	2

		17,240

Non-Agency Mortgage-Backed Obligations — 6.9%
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	179	180
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.794%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	1,000	1,000
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.203%, 07/25/2035 (B)	202	189
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.427%, 11/25/2035 (B)	26	24
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.232%, 02/25/2036 (B)	–	–
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.451%, 06/25/2035 (B)	93	93
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.703%, 08/25/2035 (B)	200	194
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
1.531%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	27	26
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
3.230%, 02/20/2036 (B)	143	130
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.333%, 12/10/2049 (B)	161	161
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,158	1,159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.108%, 09/25/2034 (B)	$35	$35
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
3.512%, 03/25/2036 (B)	176	156
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	222	223
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	317	321
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	190	190
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.627%, VAR LIBOR USD 1 Month+1.400%, 11/15/2033 (A)	1,610	1,619
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	205	206
Export-Import Bank of Korea
2.017%, VAR ICE LIBOR USD 3 Month+0.700%, 05/26/2019	1,730	1,735
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.391%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	358	362
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.674%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	447	453
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.391%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	193	194
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.441%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	642	643
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
1.791%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	1,339	1,343
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.432%, 04/25/2029	3,031	3,056
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.941%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	238	239

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.941%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$49	$49
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.191%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	169	169
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.174%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	683	689
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.072%, 10/25/2047 (A)(B)	350	350
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.631%, 11/19/2035 (B)	196	189
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	74	76
GS Mortgage Securities Trust, Ser 2013- GC13, Cl A1
1.206%, 07/10/2046	12	12
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
1.920%, VAR LIBOR USD 1 Month+0.700%, 07/15/2019 (A)	665	665
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.410%, 07/25/2035 (B)	263	237
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.496%, 01/25/2036 (B)	4	4
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.557%, 05/25/2047 (B)	232	202
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.894%, VAR LIBOR USD 1 Month+0.900%, 07/15/2029 (A)	1,600	1,600
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.751%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	69	68
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.511%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	75	73
Impac CMB Trust, Ser 2005-3, Cl A1
1.471%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	69	64
Impac CMB Trust, Ser 2005-5, Cl A1
1.631%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	55	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
1.511%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	$176	$168
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	573	582
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	292	296
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.127%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	3,005	3,005
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.194%, VAR LIBOR USD 1 Month+1.200%, 08/15/2027 (A)	1,225	1,225
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.183%, 08/25/2035 (B)	104	101
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.302%, 05/25/2037 (B)	140	131
Korea Development Bank
1.767%, VAR ICE LIBOR USD 3 Month+0.450%, 02/27/2020	825	825
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.292%, 04/15/2041 (B)	568	576
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.294%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	49	49
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.342%, 06/25/2037 (B)	230	193
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,091	1,103
Morgan Stanley Capital I Trust, Ser 2008- T29, Cl A4FL
3.100%, VAR LIBOR USD 1 Month+2.110%, 01/11/2043	699	701
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	115	115
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.159%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (A)	1,350	1,348

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-5, Cl A1
1.251%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	$230	$221
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.402%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	130	125
Paragon Mortgages, Ser 2007-15A, Cl A2C
1.351%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	321	308
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.384%, 07/27/2037 (B)	183	164
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.533%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	24	22
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	297	300
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	292	295
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	269	272
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	527	526
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	792	791
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	27	27
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.912%, 03/25/2036 (B)	274	260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.074%, 01/25/2035 (B)	90	90
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.131%, 07/25/2036 (B)	193	191
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1
2.927%, 03/15/2046	1,050	1,063

		33,503

Total Mortgage-Backed Securities (Cost $50,390) ($ Thousands)		50,743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes
2.125%, 08/31/2020	$5,700	$5,813
1.375%, 06/30/2018	10,625	10,637
1.125%, 12/31/2019	11,400	11,340

Total U.S. Treasury Obligations (Cost $27,777) ($ Thousands)		27,790

COMMERCIAL PAPER (C) — 3.6%
Amgen
1.321%, 09/19/2017	4,000	3,997
Anthem
1.381%, 09/06/2017	2,500	2,499
Caterpillar Financial Services
1.261%, 09/05/2017	1,600	1,600
Dominion Energy Gas Holdings LLC
1.362%, 09/07/2017 (A)	3,700	3,699
JPMorgan
1.221%, 09/13/2017	1,450	1,449
Korea Development Bank
1.284%, 10/05/2017	1,250	1,249
Nissan Motor Acceptance
1.171%, 09/08/2017	3,100	3,099

Total Commercial Paper (Cost $17,593) ($ Thousands)		17,592

MUNICIPAL BONDS — 3.3%

Arizona — 0.2%
Northern Arizona University, Build America Bonds, RB
5.020%, 08/01/2018	775	798

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	1,520	1,517

California — 0.7%
Anaheim, Housing & Public Improvements Authority, RB
1.000%, 10/01/2017	1,050	1,050
California State, GO
2.012%, 04/01/2047 (D)	1,150	1,157
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	325	333
Los Angeles Municipal Improvement, Ser A, RB
1.924%, 11/01/2017	830	831

		3,371

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MUNICIPAL BONDS (continued)

Colorado — 0.1%
Denver City and County, Taxable Refunding Improvement, Ser B, RB
1.543%, 08/01/2018	$350	$351

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,207

Illinois — 0.3%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	520	533
Illinois State, GO
5.665%, 03/01/2018	730	742
5.163%, 02/01/2018	30	30

		1,305

Indiana — 0.1%
City of Whiting, Environmental Facilities Revenue, AMT, RB
1.540%, 12/01/2044 (D)	540	540

Michigan — 0.3%
Genesee County, GO
Callable 09/11/2017 @ 100 1.827%, 10/01/2019 (D)	1,310	1,310

New Jersey — 0.4%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	1,250	1,250
New Jersey State, Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	955	954

		2,204

Pennsylvania — 0.4%
Pennsylvania State, Housing Finance Agency, Ser 123C, RB
Callable 07/01/2019 @ 100 1.750%, 12/20/2017 (D)	1,100	1,101
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	761

		1,862

Description	Face Amount (Thousands)	Market Value ($Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 0.3%
Village of Pleasant Prairie, RB
Callable 10/02/2017 @ 100 1.473%, 01/01/2018	$1,550	$1,550

Total Municipal Bonds (Cost $16,007) ($ Thousands)		16,015

SOVEREIGN DEBT — 0.5%
Province of Quebec Canada MTN
1.330%, VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	2,701	2,706

Total Sovereign Debt (Cost $2,696) ($ Thousands)		2,706

CERTIFICATES OF DEPOSIT — 2.1%
Bank of Montreal
1.300%, 09/25/2017	800	800
Bank of Tokyo
1.630%, 07/06/2018	2,500	2,501
1.200%, 09/11/2017	4,200	4,200
BNP Paribas NY
1.450%, 01/22/2018	3,000	3,001

Total Certificates of Deposi (Cost $10,500) ($ Thousands)		10,502

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**	3,428,497	$3,428

Total Cash Equivalent (Cost $3,428) ($ Thousands)		3,428

	Face Amount (Thousands)

REPURCHASE AGREEMENT(E) — 0.6%
BNP Paribas 1.070%, dated 8/31/2017, to be repurchased on 09/01/2017, repurchase price $2,900,086 (collateralized by U.S. Government obligations, 2.000% - 4.000%, 02/15/2025 - 04/01/2044, par value ranging from $735,771 -$29,909,888; total market value $2,952,407)	2,900	2,900

Total Repurchase Agreement (Cost $2,900) ($ Thousands)		2,900

Total Investments in Securities— 101.8% (Cost $496,755) ($ Thousands) @		$498,022

The open futures contracts held by the Fund at August 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(36)	Dec-2017	(4,558)	(4,571)	(13)
U.S. 2-Year Treasury Note	36	Jan-2018	7,784	7,787	3
U.S. 5-Year Treasury Note	24	Dec-2017	2,840	2,844	4
U.S. Long Treasury Bond	(1)	Dec-2017	(155)	(156)	(1)

			5,911	5,904	(7)

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $489,102 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 201 .

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $146,858 ($ Thousands), representing 30.0% of the Net Assets of the Fund.

(B)	Variable or floating rate securit , the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate securit , the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Tri-Party Repurchase Agreement.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $496,526($ Thousands), and the unrealized appreciation and depreciation were $1,940 ($ Thousands) and ($444) ($ Thousands), respectively.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Ultra Short Duration Bond Fund (Continued)

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RE-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$249,018	$–	$249,018
Asset-Backed Securities	–	116,538	–	116,538
Mortgage-Backed Securities	–	50,078	–	50,078
U.S. Treasury Obligations	–	28,580	–	28,580
Municipal Bonds	–	16,015	–	16,015
Certificates of Deposi	–	10,502	–	10,502
Repurchase Agreement	–	2,900	–	2,900
Sovereign Debt	–	2,706	–	2,706
U.S. Government Agency Obligation	–	665	–	665
Commercial Paper	–	17,592	–	17,592
Cash Equivalent	3,428	–	–	3,428

Total Investments in Securities	$3,428	$494,594	$–	$498,022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7	$—	$—	$7
Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$(7)	$—	$—	$(7)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the transactions with affiliates for the period ende August 31, 2017.

For the period ended August 31, 2017 , there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017 , there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$966	$70,740	$(68,278)	$3,428	$6

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.2%
Angola — 0.2%
Republic of Angola
9.500%, 11/12/2025		$1,803	$1,940
9.500%, 11/12/2025 (A)		2,058	2,215

			4,155

Argentina — 4.9%
Argentina Bonar Bonds
22.900%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	28,857	1,650
Argentina POM Politica Monetaria
26.250%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020		192,366	11,220
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		12,000	805
Argentine Bonad Bonds
2.400%, 03/18/2018		$5,903	5,875
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	34,349	1,963
21.200%, 09/19/2018		28,109	1,603
18.200%, 10/03/2021		30,732	1,807
Cablevision
6.500%, 06/15/2021 (A)		$290	310
City of Buenos Aires Argentina
22.625%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	15,958	888
Pampa Energia
7.500%, 01/24/2027 (A)		$502	537
Petrobras Argentina
7.375%, 07/21/2023 (A)		387	418
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	4,278
5.375%, 01/20/2023 (A)	EUR	897	1,085
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	758
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	979
Republic of Argentina
8.280%, 12/31/2033		3,519	4,003
8.280%, 12/31/2033		3,575	4,138
7.820%, 12/31/2033	EUR	17,197	22,651
7.820%, 12/31/2033		12,583	16,421
7.500%, 04/22/2026		$7,250	8,106
7.125%, 06/28/2117		2,890	2,851
5.000%, 01/15/2027	EUR	4,630	5,393
2.260%, 03/31/2019 (B)		12,876	10,308
2.260%, 12/31/2038 (B)		1,468	1,153
0.000%, 12/15/2035 (C)		26,280	3,124

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
YPF MTN
24.104%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		$536	$541

			112,865

Armenia — 0.0%
Republic of Armenia
7.150%, 03/26/2025 (A)		800	891

Azerbaijan — 1.7%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		7,533	7,824
Southern Gas Corridor
6.875%, 03/24/2026		5,923	6,623
6.875%, 03/24/2026 (A)		2,102	2,350
6.875%, 03/24/2026		2,500	2,795
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		8,202	8,942
6.950%, 03/18/2030		1,860	2,028
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		6,237	6,268
4.750%, 03/13/2023		2,490	2,503

			39,333

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		815	839
7.000%, 10/12/2028		994	1,024

			1,863

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2034 (B)		3,437	2,131

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		3,750	4,104
3.717%, 01/25/2027		2,093	2,131

			6,235

Brazil — 8.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	106
6.500%, 06/10/2019 (A)		720	766
4.750%, 05/09/2024 (A)		1,250	1,254
Braskem Finance
5.750%, 04/15/2021		2,472	2,636
Brazil Letras do Tesouro Nacional (D)
12.093%, 01/01/2019	BRL	116,658	33,589
11.147%, 01/01/2020		54,000	14,179
10.863%, 07/01/2020		45,585	11,399

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,314	$1,364
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		327	330
5.333%, 02/15/2028		8,575	8,661
5.333%, 02/15/2028		2,028	2,048
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2022	BRL	8,000	8,119
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021		59,910	19,494
10.000%, 01/01/2023		62,159	20,010
10.000%, 01/01/2025		59,998	19,154
10.000%, 01/01/2027		4,853	1,537
BRF
4.750%, 05/22/2024		$1,240	1,252
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	394
ESAL GmbH
6.250%, 02/05/2023 (A)		153	149
Federal Republic of Brazil
8.250%, 01/20/2034		3,130	4,054
7.125%, 01/20/2037		878	1,038
6.000%, 04/07/2026		4,214	4,673
5.625%, 01/07/2041		608	609
5.625%, 02/21/2047		847	844
5.000%, 01/27/2045		4,985	4,545
GTL Trade Finance
5.893%, 04/29/2024 (A)		198	210
Klabin Finance
5.250%, 07/16/2024		735	772
MARB BondCo
7.000%, 03/15/2024 (A)		145	143
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		664	685
8.000%, 06/08/2023		1,640	1,692
Minerva Luxembourg
6.500%, 09/20/2026		1,198	1,202
6.500%, 09/20/2026		1,677	1,682
6.500%, 09/20/2026 (A)		2,491	2,498
Petrobras Global Finance
8.750%, 05/23/2026		3,969	4,751
7.375%, 01/17/2027		8,850	9,781
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,408
Ultrapar International
5.250%, 10/06/2026		410	422
Vale Overseas
6.875%, 11/21/2036		1,360	1,555
VM Holding
5.375%, 05/04/2027 (A)		4,241	4,457

			193,462

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cameroon — 0.1%
Republic of Cameroon
9.500%, 11/19/2025 (A)		$1,903	$2,245

Chile — 0.7%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	154
5.000%, 03/01/2035		2,270,000	3,743
4.500%, 02/28/2021		510,000	857
Cencosud
4.375%, 07/17/2027 (A)		$2,703	2,717
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047		2,885	3,157
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,732	1,762
Empresa Nacional del Petroleo
4.375%, 10/30/2024		251	264
4.375%, 10/30/2024 (A)		716	752
3.750%, 08/05/2026		970	970
3.750%, 08/05/2026 (A)		516	516
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	699
VTR Finance BV
6.875%, 01/15/2024		$500	531

			16,122

China — 0.2%
Proven Honour Capital
4.125%, 05/06/2026		2,600	2,694
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,514	1,639

			4,333

Colombia — 5.6%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	287
9.750%, 07/26/2028 (A)		10,018,000	3,620
Colombian TES
11.000%, 07/24/2020		8,617,200	3,324
10.000%, 07/24/2024		35,997,100	14,662
7.750%, 09/18/2030		3,425,800	1,247
7.500%, 08/26/2026		52,694,800	18,794
7.000%, 09/11/2019		5,233,800	1,828
7.000%, 05/04/2022		70,794,400	24,897
7.000%, 06/30/2032		10,220,100	3,437
4.750%, 04/04/2035		2,968,800	2,923
Ecopetrol
7.375%, 09/18/2043		$368	414
5.875%, 05/28/2045		982	956
5.375%, 06/26/2026		933	993
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	332

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	4,738,000	$1,673
7.625%, 09/10/2024 (A)		1,827,000	618
7.625%, 09/10/2024 (A)		2,224,000	752
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		1,095,000	378
7.875%, 08/12/2024 (A)		1,408,000	487
Republic of Colombia
9.850%, 06/28/2027		994,000	423
9.850%, 06/28/2027		7,914,000	3,369
8.125%, 05/21/2024		$300	384
7.750%, 04/14/2021	COP	3,729,000	1,350
7.375%, 09/18/2037		$3,914	5,186
6.125%, 01/18/2041		4,505	5,344
6.000%, 04/28/2028	COP	20,428,700	6,487
5.625%, 02/26/2044		$330	371
5.000%, 11/21/2018	COP	26,984,200	9,128
5.000%, 06/15/2045		$1,190	1,232
4.500%, 01/28/2026		3,354	3,599
4.375%, 07/12/2021		2,178	2,325
4.375%, 03/21/2023	COP	7,800,000	2,485
4.000%, 02/26/2024		$2,022	2,110
3.875%, 04/25/2027		3,500	3,566
2.625%, 03/15/2023		599	590

			129,571

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	303
6.250%, 11/01/2023		431	450
5.875%, 04/25/2021 (A)		799	832
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	428
6.375%, 05/15/2043		290	264
Republic of Costa Rica
7.158%, 03/12/2045 (A)		1,585	1,694
7.158%, 03/12/2045		3,609	3,857
7.158%, 03/12/2045		6,784	7,250
7.000%, 04/04/2044		3,407	3,582
7.000%, 04/04/2044 (A)		3,031	3,186
7.000%, 04/04/2044		3,701	3,891
5.625%, 04/30/2043 (A)		191	173
5.625%, 04/30/2043		3,675	3,340
4.375%, 04/30/2025 (A)		186	180
4.375%, 04/30/2025		376	364
4.250%, 01/26/2023		761	750
4.250%, 01/26/2023		335	330

			30,874

Croatia — 0.7%
Republic of Croatia
6.625%, 07/14/2020		3,480	3,846
6.375%, 03/24/2021		1,540	1,716

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.500%, 04/04/2023		$400	$444
3.000%, 03/11/2025	EUR	8,760	11,085

			17,091

Dominican Republic — 1.1%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	113
11.500%, 05/10/2024		67,000	1,495
11.000%, 01/05/2018		7,560	161
11.000%, 07/30/2021 (A)		67,030	1,455
9.040%, 01/23/2018		$157	161
8.625%, 04/20/2027		2,098	2,565
7.500%, 05/06/2021		594	662
7.450%, 04/30/2044		586	702
7.450%, 04/30/2044		100	120
7.450%, 04/30/2044 (A)		4,281	5,126
6.875%, 01/29/2026		604	695
6.850%, 01/27/2045		525	591
6.850%, 01/27/2045		1,740	1,957
6.850%, 01/27/2045 (A)		3,635	4,089
5.950%, 01/25/2027		1,904	2,066
5.875%, 04/18/2024 (A)		676	733
5.500%, 01/27/2025		46	49
5.500%, 01/27/2025		1,620	1,717

			24,457

Ecuador — 0.6%
Petroamazonas EP
4.625%, 02/16/2020 (A)		558	526
Republic of Ecuador
10.750%, 03/28/2022 (A)		593	651
10.500%, 03/24/2020		331	353
10.500%, 03/24/2020 (A)		333	356
9.650%, 12/13/2026 (A)		2,806	2,943
9.625%, 06/02/2027		1,148	1,201
8.750%, 06/02/2023		900	917
7.950%, 06/20/2024		6,923	6,776

			13,723

Egypt — 1.7%
Egypt Government International Bond MTN
8.500%, 01/31/2047		14,975	16,772
8.500%, 01/31/2047 (A)		1,272	1,425
7.500%, 01/31/2027		6,247	6,890
6.125%, 01/31/2022 (A)		2,478	2,580
Egypt Treasury Bills (D)
21.596%, 07/10/2018	EGP	12,000	586
21.400%, 12/19/2017		79,050	4,244
20.583%, 01/16/2018		61,725	3,268
20.581%, 01/09/2018		52,850	2,808

			38,573

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
El Salvador — 0.9%
Republic of El Salvador
8.625%, 02/28/2029	$3,191	$3,498
8.250%, 04/10/2032	919	967
8.250%, 04/10/2032 (A)	183	193
7.750%, 01/24/2023	2,718	2,867
7.650%, 06/15/2035	2,427	2,421
7.650%, 06/15/2035	1,903	1,898
7.625%, 02/01/2041	2,664	2,624
7.375%, 12/01/2019	884	913
7.375%, 12/01/2019	327	338
6.375%, 01/18/2027	1,092	1,051
6.375%, 01/18/2027	2,560	2,464
6.375%, 01/18/2027 (A)	1,316	1,267
5.875%, 01/30/2025	545	522
5.875%, 01/30/2025	226	216

		21,239

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)	690	706

Gabon — 0.4%
Republic of Gabon
8.200%, 12/12/2017	520	525
6.950%, 06/16/2025 (A)	2,585	2,601
6.375%, 12/12/2024	1,874	1,846
6.375%, 12/12/2024 (A)	3,225	3,177

		8,149

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)	743	829

Ghana — 0.8%
Republic of Ghana
24.750%, 07/19/2021 *	5,206	1,379
24.500%, 04/22/2019 *	2,588	630
24.000%, 09/09/2019 *	1,294	318
10.750%, 10/14/2030	8,763	11,349
8.125%, 01/18/2026	3,475	3,687

		17,363

Guatemala — 0.0%
Comcel Trust
6.875%, 02/06/2024	290	309
6.875%, 02/06/2024 (A)	770	819

		1,128

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027	479	515
6.250%, 01/19/2027 (A)	715	770

		1,285

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Hungary — 1.1%
Republic of Hungary
7.625%, 03/29/2041		$11,190	$17,274
6.250%, 01/29/2020		1,000	1,093
5.500%, 06/24/2025	HUF	587,520	2,760
5.375%, 02/21/2023		$2,550	2,892
3.000%, 06/26/2024	HUF	421,410	1,721

			25,740

India — 0.0%
Vedanta Resources
8.250%, 06/07/2021 (A)		$45	50
6.375%, 07/30/2022 (A)		495	515

			565

Indonesia — 8.2%
Indika Energy Capital II
6.875%, 04/10/2022		65	66
Indo Energy Finance II
6.375%, 01/24/2023		1,861	1,817
Listrindo Capital BV
4.950%, 09/14/2026		440	445
Majapahit Holding BV
7.750%, 01/20/2020		550	616
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,994
Pertamina Persero
6.500%, 05/27/2041 (A)		820	967
6.000%, 05/03/2042 (A)		1,344	1,496
5.250%, 05/23/2021		575	624
4.875%, 05/03/2022 (A)		550	591
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,512
5.625%, 05/20/2043		448	480
5.625%, 05/20/2043		2,044	2,189
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		2,480	2,558
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	21
11.000%, 09/15/2025		2,000,000	190
9.000%, 03/15/2029		185,595,000	16,109
8.750%, 05/15/2031		106,229,000	9,108
8.500%, 10/12/2035		$602	895
8.500%, 10/12/2035		400	595
8.375%, 03/15/2024	IDR	340,145,000	27,705
8.375%, 09/15/2026		36,411,000	3,021
8.375%, 03/15/2034		126,217,000	10,430
8.250%, 07/15/2021		28,050,000	2,242
8.250%, 06/15/2032		5,900,000	471
8.250%, 05/15/2036		200,290,000	16,551
7.875%, 04/15/2019		13,000,000	996
7.750%, 01/17/2038		$2,665	3,807
7.000%, 05/15/2022	IDR	163,800,000	12,645

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 05/15/2027	IDR	47,500,000	$3,653
6.625%, 05/15/2033		45,270,000	3,186
6.625%, 02/17/2037		$440	562
6.125%, 05/15/2028	IDR	18,170,000	1,282
5.625%, 05/15/2023		22,571,000	1,610
4.875%, 05/05/2021		$1,190	1,282
4.350%, 01/08/2027 (A)		4,606	4,900
3.375%, 07/30/2025	EUR	7,206	9,413
Republic of Indonesia MTN
11.625%, 03/04/2019 (A)		$2,500	2,857
11.625%, 03/04/2019		1,006	1,150
11.625%, 03/04/2019		258	295
6.750%, 01/15/2044 (A)		245	326
5.875%, 01/15/2024		7,750	8,955
5.875%, 01/15/2024		4,183	4,833
5.250%, 01/17/2042		1,687	1,870
5.125%, 01/15/2045 (A)		291	320
4.750%, 01/08/2026 (A)		2,291	2,504
4.750%, 01/08/2026		346	378
4.125%, 01/15/2025		2,405	2,529
4.125%, 01/15/2025		3,176	3,340
3.850%, 07/18/2027 (A)		1,618	1,665
3.750%, 06/14/2028	EUR	6,250	8,265
3.375%, 04/15/2023 (A)		$3,263	3,326
2.150%, 07/18/2024	EUR	1,326	1,612

			190,254

Iraq — 0.7%
Republic of Iraq
6.752%, 03/09/2023		$1,088	1,107
6.752%, 03/09/2023 (A)		1,808	1,840
5.800%, 01/15/2028		14,298	13,563

			16,510

Israel — 0.2%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	416	175
3.750%, 03/31/2047		11,438	3,673

			3,848

Ivory Coast — 1.0%
Government of Ivory Coast
6.125%, 06/15/2033 (A)		$1,291	1,288
6.125%, 06/15/2033		1,375	1,372
5.750%, 12/31/2032		8,178	8,118
5.750%, 12/31/2032 (A)		468	465
5.750%, 12/31/2032		3,527	3,501
5.750%, 12/31/2032 (B)		4,525	4,492
5.375%, 07/23/2024 (A)		974	981
5.125%, 06/15/2025	EUR	2,995	3,691

			23,908

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		$344	$306
Government of Jamaica
6.750%, 04/28/2028		838	972

			1,278

Jordan — 0.1%
Jordan Government International Bond
6.125%, 01/29/2026		1,611	1,664

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	893
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023		3,653	3,665
4.625%, 05/24/2023 (A)		1,373	1,378
4.625%, 05/24/2023		2,817	2,827
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	557
6.375%, 10/06/2020 (A)		660	714
KazMunaiGaz Finance Sub
7.000%, 05/05/2020		2,009	2,206
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021		2,610	2,871
KazMunayGas National
7.000%, 05/05/2020 (A)		369	405
KazMunayGas National JSC
5.750%, 04/19/2047 (A)		1,741	1,772
4.750%, 04/19/2027 (A)		2,205	2,271
Republic of Kazakhstan MTN
6.500%, 07/21/2045		6,345	7,833
Samruk-Energy MTN
3.750%, 12/20/2017		700	696

			28,088

Kenya — 0.1%
Republic of Kenya
6.875%, 06/24/2024 (A)		209	219
6.875%, 06/24/2024		650	682
5.875%, 06/24/2019 (A)		1,182	1,222

			2,123

Malaysia — 4.0%
1MDB Energy
5.990%, 05/11/2022		1,000	1,084
1MDB Global Investments
4.400%, 03/09/2023		15,300	14,251
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	266
4.935%, 09/30/2043		2,000	476
4.392%, 04/15/2026		8,423	2,021
4.378%, 11/29/2019		10,271	2,456

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.240%, 02/07/2018	MYR	21,640	$5,093
4.232%, 06/30/2031		9,500	2,193
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		1,810	433
4.048%, 09/30/2021		1,000	238
4.012%, 09/15/2017		24,881	5,828
3.955%, 09/15/2025		19,405	4,543
3.900%, 11/30/2026		4,815	1,128
3.892%, 03/15/2027		2,325	536
3.800%, 08/17/2023		27,705	6,468
3.795%, 09/30/2022		2,000	470
3.759%, 03/15/2019		43,659	10,306
3.659%, 10/15/2020		2,606	614
3.654%, 10/31/2019		13,250	3,122
3.620%, 11/30/2021		13,670	3,198
3.580%, 09/28/2018		5,505	1,296
3.502%, 05/31/2027		1,050	234
3.492%, 03/31/2020		2,607	611
3.480%, 03/15/2023		7,094	1,634
3.418%, 08/15/2022		4,983	1,151
3.314%, 10/31/2017		60,552	14,186
3.260%, 03/01/2018		12,922	3,030
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	5,112

			91,983

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,614	1,682

Mexico — 10.0%
Alfa
6.875%, 03/25/2044		2,625	2,927
America Movil
7.125%, 12/09/2024	MXN	23,310	1,262
6.000%, 06/09/2019		14,350	780
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		$839	842
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		1,062	1,062
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	3,115
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,790
5.750%, 02/14/2042 (A)		$570	596
4.875%, 01/15/2024 (A)		288	309
4.750%, 02/23/2027 (A)		884	917
Elementia
5.500%, 01/15/2025		970	1,014

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		$705	$763
Mexican Bonos
10.000%, 12/05/2024	MXN	455,083	30,298
10.000%, 11/20/2036		65,758	4,791
8.500%, 12/13/2018		229,842	13,154
8.500%, 05/31/2029		64,171	4,060
8.500%, 11/18/2038		82,061	5,275
8.000%, 11/07/2047		65,770	4,047
7.750%, 05/29/2031		155,363	9,288
7.750%, 11/23/2034		126,597	7,579
7.750%, 11/13/2042		174,460	10,428
7.500%, 06/03/2027		24,175	1,423
6.500%, 06/10/2021		298,697	16,640
6.500%, 06/09/2022		187,489	10,423
5.750%, 03/05/2026		75,293	3,932
5.000%, 12/11/2019		185,740	10,046
Mexican Bonos, Ser M20
8.000%, 12/07/2023		26	1
Petroleos Mexicanos
9.500%, 09/15/2027		$215	273
7.470%, 11/12/2026	MXN	161,374	8,199
7.190%, 09/12/2024		140,503	7,179
6.625%, 06/15/2035		$6,684	7,285
6.625%, 06/15/2038		2,871	3,067
6.500%, 03/13/2027		1,700	1,904
6.500%, 03/13/2027 (A)		2,739	3,068
6.500%, 06/02/2041		1,294	1,367
6.375%, 02/04/2021		441	487
6.375%, 01/23/2045		2,384	2,458
6.000%, 03/05/2020		452	487
5.625%, 01/23/2046		1,176	1,106
5.500%, 01/21/2021		17	18
4.875%, 01/24/2022		1,938	2,037
Petroleos Mexicanos MTN
6.875%, 08/04/2026		6,025	6,928
6.750%, 09/21/2047		1,059	1,138
6.750%, 09/21/2047		4,296	4,619
6.500%, 03/13/2027 (A)		1,224	1,369
6.375%, 01/23/2045 (A)		1,016	1,047
4.875%, 02/21/2028	EUR	5,491	6,985
4.625%, 09/21/2023 (A)		$1,599	1,665
4.250%, 01/15/2025		4,100	4,110
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		591	600
Trust
6.950%, 01/30/2044 *		2,740	2,966
United Mexican States
4.600%, 01/23/2046		4,671	4,760
4.350%, 01/15/2047		1,735	1,707
4.150%, 03/28/2027		3,595	3,805

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Mexican States MTN
5.750%, 10/12/2110		$3,130	$3,383
4.750%, 03/08/2044		327	342

			232,121

Mongolia — 0.2%
Government of Mongolia MTN
10.875%, 04/06/2021 (A)		1,813	2,117
8.750%, 03/09/2024		2,231	2,522
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		453	490
9.375%, 05/19/2020		470	508

			5,637

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	742	956

Morocco — 0.5%
Morocco Government International Bond
3.500%, 06/19/2024		5,070	6,686
OCP
6.875%, 04/25/2044 (A)		$1,950	2,201
5.625%, 04/25/2024		2,725	2,945

			11,832

Netherlands — 0.0%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		632	652

Nigeria — 0.9%
Nigeria Treasury Bill (D)
22.341%, 04/05/2018	NGN	725,054	1,797
22.236%, 08/02/2018		2,189,000	5,040
Republic of Nigeria
7.875%, 02/16/2032		$7,867	8,773
7.875%, 02/16/2032 (A)		338	377
6.375%, 07/12/2023		2,950	3,117
5.625%, 06/27/2022		1,880	1,908

			21,012

Oman — 0.3%
Oman Government International Bond
6.500%, 03/08/2047		988	1,032
6.500%, 03/08/2047 (A)		2,357	2,463
5.375%, 03/08/2027		963	1,003
4.750%, 06/15/2026 (A)		993	991
3.625%, 06/15/2021		2,007	2,019

			7,508

Pakistan — 0.1%
Pakistan Government International Bond
8.250%, 09/30/2025		1,472	1,673

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Panama — 0.1%
Republic of Panama
9.375%, 04/01/2029		$1,095	$1,656
8.125%, 04/28/2034		699	949
3.750%, 03/16/2025		617	651

			3,256

Paraguay — 0.2%
Republic of Paraguay
6.100%, 08/11/2044 (A)		1,280	1,469
4.625%, 01/25/2023		793	837
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	207
6.750%, 12/13/2022		900	933

			3,446

Peru — 2.3%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		326	360
Cerro del Aguila
4.125%, 08/16/2027 (A)		1,075	1,078
Fondo Mivivienda
7.000%, 02/14/2024 (A)	PEN	5,422	1,740
Peru Enhanced Pass-Through Finance
1.273%, 05/31/2018		$54	53
1.223%, 05/31/2018 (A)(D)		61	60
Petroleos del Peru
5.625%, 06/19/2047 (A)		539	574
4.750%, 06/19/2032 (A)		904	950
Republic of Peru
8.200%, 08/12/2026	PEN	22,578	8,444
6.950%, 08/12/2031		895	312
6.950%, 08/12/2031		9,775	3,403
6.900%, 08/12/2037		6,677	2,263
6.900%, 08/12/2037		3,037	1,029
6.850%, 02/12/2042		882	295
6.350%, 08/12/2028		2,539	840
6.350%, 08/12/2028 (A)		13,124	4,341
6.350%, 08/12/2028		2,235	739
6.150%, 08/12/2032 (A)		28,438	9,156
5.700%, 08/12/2024 (A)		7,721	2,503
5.700%, 08/12/2024		1,883	610
3.750%, 03/01/2030	EUR	9,718	13,574

			52,324

Philippines — 0.0%
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	998

Poland — 3.6%
Republic of Poland
5.750%, 09/23/2022	PLN	16,534	5,303
5.750%, 04/25/2029		3,070	1,061
5.250%, 10/25/2020		20,135	6,166

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 10/25/2023	PLN	58,405	$17,449
3.250%, 07/25/2025		21,705	6,148
2.750%, 08/25/2023		8,513	2,582
2.500%, 07/25/2026		33,726	8,931
2.500%, 07/25/2027		41,754	10,917
2.250%, 04/25/2022		17,940	4,946
2.000%, 04/25/2021		6,650	1,840
1.750%, 07/25/2021		31,547	8,625
1.741%, 04/25/2019 (D)		5,780	1,574
1.707%, 10/25/2018 (D)		25,450	7,000

			82,542

Qatar — 0.8%
Ooredoo International Finance MTN
3.750%, 06/22/2026		$1,250	1,252
State of Qatar
9.750%, 06/15/2030		3,537	5,659
4.500%, 01/20/2022 (A)		2,545	2,714
3.250%, 06/02/2026 (A)		290	289
3.250%, 06/02/2026		7,550	7,519

			17,433

Romania — 1.4%
Government of Romania
5.850%, 04/26/2023	RON	23,330	6,895
5.800%, 07/26/2027		29,260	8,706
4.750%, 02/24/2025		35,385	9,829
3.500%, 12/19/2022		14,585	3,873
Government of Romania MTN
3.875%, 10/29/2035	EUR	1,320	1,666
2.375%, 04/19/2027		1,582	1,905

			32,874

Russia — 6.6%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	1,667
Evraz Group
8.250%, 01/28/2021		1,400	1,573
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	2,380	3,183
GTLK Europe DAC
5.950%, 07/19/2021		$400	423
Ritekro (E)
10.490%, 11/07/2022 (D) (F) (G)		538	286
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	763,631	13,636
7.750%, 09/16/2026		1,812,259	31,424
7.700%, 03/23/2033		44,099	750
7.600%, 04/14/2021		525,649	9,060
7.600%, 07/20/2022		354,258	6,108
7.400%, 12/07/2022		165,094	2,813
7.100%, 10/16/2024		551,386	9,181
7.050%, 01/19/2028		1,182,665	19,672
7.000%, 01/25/2023		379,924	6,361

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 08/16/2023	RUB	309,500	$5,188
6.800%, 12/11/2019		893,638	15,132
6.700%, 05/15/2019		319,953	5,430
6.500%, 11/24/2021 (B)		24,270	402
6.400%, 05/27/2020		189,430	3,167
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$2,600	2,706
4.250%, 06/23/2027		5,000	5,142
Russian Railways via RZD Capital
7.487%, 03/25/2031	GBP	1,726	2,742
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)		$2,681	2,744
SCF Capital
5.375%, 06/16/2023 (A)		1,068	1,109
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,768
6.800%, 11/22/2025		240	269
6.800%, 11/22/2025 (A)		600	672
5.450%, 11/22/2017		110	111
5.450%, 11/22/2017 (A)		340	342

			153,061

Senegal — 0.2%
Republic of Senegal
6.250%, 05/23/2033 (A)		4,352	4,476

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		500	579
7.250%, 09/28/2021 (A)		300	348
7.250%, 09/28/2021		5,320	6,165
4.875%, 02/25/2020		1,000	1,050

			8,142

South Africa — 4.5%
Eskom Holdings
7.125%, 02/11/2025 (A)		1,388	1,456
7.125%, 02/11/2025		2,330	2,445
5.750%, 01/26/2021 (A)		312	319
Republic of South Africa
10.500%, 12/21/2026	ZAR	170,548	14,719
9.000%, 01/31/2040		88,832	6,319
8.750%, 01/31/2044		56,061	3,867
8.750%, 02/28/2048		237,891	16,449
8.500%, 01/31/2037		149,492	10,283
8.250%, 03/31/2032		9,167	643
8.000%, 01/31/2030		64,814	4,574
7.750%, 02/28/2023		94,135	7,211
7.000%, 02/28/2031		137,144	8,751
6.750%, 03/31/2021		26,358	1,985
6.500%, 02/28/2041		41,359	2,242

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.250%, 03/31/2036	ZAR	129,400	$7,107
5.875%, 09/16/2025		$6,508	7,126
4.875%, 04/14/2026		585	600
4.300%, 10/12/2028		5,570	5,362
Stillwater Mining
7.125%, 06/27/2025		945	967
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,252

			103,677

South Korea — 0.0%
Kyobo Life Insurance
3.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, 07/24/2047 (A)		$439	443

Sri Lanka — 0.9%
Democratic Socialist Republic of Sri Lanka
11.750%, 06/15/2027	LKR	340,000	2,362
11.500%, 12/15/2021		345,000	2,361
6.850%, 11/03/2025 (A)		$1,248	1,370
6.850%, 11/03/2025		6,165	6,768
6.825%, 07/18/2026		800	878
6.825%, 07/18/2026 (A)		1,612	1,769
6.250%, 07/27/2021		1,147	1,235
6.200%, 05/11/2027		1,102	1,159
5.875%, 07/25/2022 (A)		3,535	3,756

			21,658

Supranational — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,315
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	896
7.200%, 07/09/2019	IDR	50,280,000	3,823
Inter-American Development Bank MTN
7.875%, 03/14/2023		73,150,000	5,899
7.350%, 09/12/2018		24,590,000	1,864

			13,797

Suriname — 0.0%
Republic of Suriname
9.250%, 10/26/2026 (A)		$713	738

Thailand — 2.1%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	117
4.875%, 06/22/2029		35,000	1,302
3.875%, 06/13/2019		43,000	1,349
3.850%, 12/12/2025		141,298	4,767
3.650%, 12/17/2021		179,900	5,851
3.650%, 06/20/2031		320,913	10,655
3.625%, 06/16/2023		208,313	6,871
3.400%, 06/17/2036		153,408	4,919

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.875%, 06/17/2046	THB	45,689	$1,289
2.550%, 06/26/2020		75,000	2,321
2.125%, 12/17/2026		200,000	5,912
1.875%, 06/17/2022		73,000	2,204

			47,557

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)		$671	681

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 02/17/2024	EUR	1,020	1,251

Turkey — 6.4%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		$200	208
5.375%, 10/24/2023 (A)		1,487	1,544
5.000%, 09/23/2021 (A)		674	693
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,259
Hazine Mustesarligi
5.004%, 04/06/2023		1,789	1,848
Republic of Turkey
11.875%, 01/15/2030		2,275	3,686
10.700%, 02/17/2021	TRY	30,521	8,831
10.600%, 02/11/2026		16,110	4,755
10.500%, 01/15/2020		5,244	1,504
10.400%, 03/27/2019		4,090	1,171
10.400%, 03/20/2024		2,700	785
9.500%, 01/12/2022		13,804	3,856
9.400%, 07/08/2020		31,440	8,788
9.200%, 09/22/2021		89,728	24,768
9.000%, 07/24/2024		15,540	4,212
8.800%, 11/14/2018		14,783	4,160
8.500%, 07/10/2019		4,290	1,190
8.500%, 09/14/2022		22,427	5,999
8.300%, 06/20/2018		2,346	663
7.400%, 02/05/2020		56,179	15,051
7.375%, 02/05/2025		$7,925	9,359
7.100%, 03/08/2023	TRY	8,160	2,033
7.000%, 03/11/2019		$779	830
7.000%, 06/05/2020		3,686	4,056
6.875%, 03/17/2036		1,430	1,662
6.750%, 04/03/2018		1,886	1,935
6.750%, 05/30/2040		1,998	2,303
6.000%, 03/25/2027		3,166	3,467
6.000%, 01/14/2041		1,091	1,160
5.750%, 03/22/2024		245	264
5.625%, 03/30/2021		769	822
5.125%, 03/25/2022		3,250	3,424

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 10/09/2026		$850	$864
4.250%, 04/14/2026		2,239	2,193
3.000%, 08/02/2023	TRY	9,401	2,748
Republic of Turkey MTN
3.250%, 06/14/2025	EUR	3,752	4,515
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		$1,710	1,728
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,594
4.750%, 04/29/2021 (A)		756	772
Turk Telekomunikasyon
4.875%, 06/19/2024		2,550	2,605
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		1,730	1,749
Turkiye Is Bankasi
6.125%, 04/25/2024		2,990	3,076
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	641

			148,771

Ukraine — 3.0%
Government of Ukraine
7.750%, 09/01/2020 (A)		6,535	6,814
7.750%, 09/01/2021		1,790	1,866
7.750%, 09/01/2021 (A)		5,226	5,448
7.750%, 09/01/2022 (A)		4,367	4,548
7.750%, 09/01/2023		400	415
7.750%, 09/01/2023 (A)		3,823	3,969
7.750%, 09/01/2024		4,139	4,263
7.750%, 09/01/2024 (A)		7,014	7,224
7.750%, 09/01/2025		2,326	2,390
7.750%, 09/01/2025 (A)		9,392	9,650
7.750%, 09/01/2026 (A)		1,669	1,711
7.750%, 09/01/2026		6,778	6,947
7.750%, 09/01/2027		2,760	2,822
7.750%, 09/01/2027 (A)		4,792	4,900
0.000%, 05/31/2040 (A)(D)		6,624	3,894
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,331

			69,192

United Arab Emirates — 0.1%
MAF Global Securities
7.125%, VAR USD Swap Semi 30/360 5 Year Curr+5.702%, 10/29/2049		1,500	1,561
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		1,250	1,287

			2,848

United Kingdom — 0.2%
Tullow Oil
6.250%, 04/15/2022		3,897	3,663

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 11/01/2020		$257	$248

			3,911

Uruguay — 0.6%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	46,470	1,710
5.100%, 06/18/2050		$6,639	7,004
4.375%, 10/27/2027		4,199	4,528
4.125%, 11/20/2045		367	358
Uruguay Monetary Regulation Bill
0.000%, 11/08/2017 (D)	UYU	24,486	841

			14,441

Venezuela — 0.9%
Petroleos de Venezuela
6.000%, 05/16/2024		$1,777	531
6.000%, 05/16/2024		12,674	3,790
6.000%, 05/16/2024		7,900	2,362
6.000%, 11/15/2026		4,115	1,235
5.500%, 04/12/2037		2,696	812
5.375%, 04/12/2027		9,406	2,845
Republic of Venezuela
13.625%, 08/15/2018		497	337
13.625%, 08/15/2018		1,493	1,079
11.950%, 08/05/2031		1,500	615
9.375%, 01/13/2034		1,780	672
8.250%, 10/13/2024		1,500	532
7.750%, 10/13/2019		9,479	4,171
7.650%, 04/21/2025		1,501	525
7.000%, 03/31/2038		1,260	431

			19,937

Zambia — 0.5%
Republic of Zambia
8.970%, 07/30/2027		3,560	3,925
8.500%, 04/14/2024 (A)		3,598	3,903
8.500%, 04/14/2024		2,230	2,419
5.375%, 09/20/2022 (A)		1,315	1,265

			11,512

Total Global Bonds (Cost $2,145,356) ($ Thousands)			2,176,623

LOAN PARTICIPATION — 0.1%
Venezuela — 0.1%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018		925	939

Total Loan Participation (Cost $925) ($ Thousands)			939

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 0.0%
Frontera Energy *	23,438	$653

Total Common Stock
(Cost $3,813) ($ Thousands)		653

Total Investments in Securities— 94.3%
(Cost $2,150,094) ($ Thousands) @		$2,178,215

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R186	1,815	Nov-2017	$16,149	$16,174	$(21)
JSE Bond Future R2030	285	Nov-2017	2,046	2,054	2
JSE Bond Future R2032	302	Nov-2017	2,130	2,133	(3)
JSE Bond Future R2035	(58)	Nov-2017	(422)	(425)	3
JSE Bond Future R2037	160	Nov-2017	1,127	1,126	(5)
JSE Bond Future R208	505	Nov-2017	3,822	3,833	1
Long Gilt 10-Year Bond	(28)	Dec-2017	(4,553)	(4,593)	(8)
U.S. 10-Year Treasury Note	(91)	Sep-2017	(11,519)	(11,580)	(61)
U.S. 10-Year Treasury Note	193	Dec-2017	24,371	24,508	137
U.S. 2-Year Treasury Note	(160)	Oct-2017	(34,611)	(34,648)	(36)
U.S. 5-Year Treasury Note	(365)	Dec-2017	(43,128)	(43,253)	(124)
U.S. 5-Year Treasury Note	(90)	Jan-2018	(10,642)	(10,665)	(23)
U.S. Ultra Long Treasury Bond	(17)	Sep-2017	(2,856)	(2,891)	(35)

			$(58,086)	$(58,227)	$(173)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/05/17 - 09/20/17	USD	8,518	EUR	7,245	$95
Citigroup	09/05/17 - 09/20/17	EUR	10,634	USD	12,348	(303)
Citigroup	09/05/17	USD	12,712	BRL	42,794	889
Citigroup	09/05/17 - 10/10/17	BRL	148,427	USD	45,390	(1,752)
Goldman Sachs	09/20/17 - 10/10/17	USD	3,286	BRL	10,385	6
Goldman Sachs	09/05/17 - 10/10/17	USD	28,021	BRL	88,298	(33)
Goldman Sachs	09/05/17	EUR	1,568	USD	1,865	—
Goldman Sachs	09/05/17 - 10/05/17	EUR	41,440	USD	47,493	(1,833)
Goldman Sachs	09/05/17 - 10/05/17	USD	79,022	EUR	68,184	2,088
JPMorgan Chase Bank	09/05/17	USD	11,508	BRL	36,427	69
JPMorgan Chase Bank	09/05/17	USD	2,948	BRL	9,230	(15)
JPMorgan Chase Bank	09/05/17	BRL	28,305	USD	8,943	(54)
JPMorgan Chase Bank	09/05/17 - 12/20/17	USD	29,301	EUR	24,898	342
JPMorgan Chase Bank	09/05/17 - 10/04/17	USD	35,529	EUR	29,832	(48)
JPMorgan Chase Bank	09/11/17 - 10/10/17	EUR	39,488	USD	47,031	24
JPMorgan Chase Bank	09/05/17 - 11/03/17	EUR	100,823	USD	117,169	(2,857)
Standard Bank	09/05/17 - 10/04/17	USD	49,038	EUR	41,618	512
Standard Bank	09/05/17 - 10/04/17	EUR	50,687	USD	59,616	(653)
Citigroup	09/06/17	SGD	5,100	USD	3,683	(73)
Citigroup	09/06/17 - 09/20/17	USD	12,581	ZAR	167,757	306
Citigroup	09/06/17 - 09/14/17	ZAR	201,844	USD	15,304	(217)
Goldman Sachs	09/06/17 - 09/20/17	MYR	4,600	USD	1,078	1
Goldman Sachs	09/06/17 - 09/20/17	USD	22,474	ZAR	296,220	275

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/20/17	ZAR	25,529	USD	1,961	$2
Goldman Sachs	09/06/17 - 09/20/17	ZAR	166,307	USD	12,515	(262)
JPMorgan Chase Bank	09/06/17 - 09/20/17	USD	3,176	ZAR	42,403	81
JPMorgan Chase Bank	09/20/17	USD	909	ZAR	11,840	—
JPMorgan Chase Bank	09/06/17 - 10/20/17	USD	4,713	MYR	20,679	132
JPMorgan Chase Bank	09/06/17 - 09/14/17	ZAR	65,188	USD	4,860	(150)
Standard Bank	09/06/17	USD	5,007	ZAR	65,871	60
Standard Bank	09/06/17	USD	2,168	ZAR	27,658	(41)
Standard Bank	09/06/17 - 11/24/17	ZAR	16,932	USD	1,280	(16)
Citigroup	09/07/17	USD	9,038	CZK	199,950	66
JPMorgan Chase Bank	09/07/17 - 12/19/18	USD	9,331	CZK	210,762	365
JPMorgan Chase Bank	09/07/17	USD	6,722	CZK	146,872	(35)
JPMorgan Chase Bank	09/07/17	THB	98,800	USD	2,972	(3)
Standard Bank	09/07/17 - 09/29/17	USD	14,493	THB	484,956	113
Standard Bank	09/07/17	THB	55,900	USD	1,681	(2)
Citigroup	09/08/17	HUF	2,632,324	EUR	8,679	76
Goldman Sachs	09/08/17	EUR	3,873	HUF	1,191,884	33
Goldman Sachs	09/08/17	EUR	3,977	HUF	1,213,973	(5)
Standard Bank	09/08/17 - 10/16/17	EUR	15,051	HUF	4,612,359	58
Goldman Sachs	09/14/17	USD	30,571	RUB	1,815,903	645
Goldman Sachs	09/14/17 - 11/22/17	RUB	1,762,136	USD	29,351	(578)
JPMorgan Chase Bank	09/14/17 - 11/22/17	USD	14,464	RUB	868,468	344
JPMorgan Chase Bank	09/14/17	RUB	501,065	USD	8,636	22
JPMorgan Chase Bank	09/14/17	RUB	1,490,048	USD	24,456	(1,158)
Standard Bank	09/14/17	USD	943	RUB	54,877	1
Standard Bank	09/14/17	RUB	58,000	USD	955	(42)
Citigroup	09/15/17	TWD	139,850	USD	4,607	(33)
JPMorgan Chase Bank	09/15/17	USD	4,622	TWD	139,850	19
Standard Bank	09/15/17 - 09/22/17	USD	9,002	TWD	272,550	48
Standard Bank	09/15/17	TWD	139,850	USD	4,608	(33)
Citigroup	09/18/17 - 09/20/17	USD	21,846	THB	735,355	304
Citigroup	09/18/17 - 09/20/17	USD	17,275	INR	1,122,824	259
Citigroup	11/08/17	USD	4,665	INR	299,700	(9)
Citigroup	09/20/17	KRW	6,211,771	USD	5,569	51
Citigroup	09/18/17	KRW	5,270,400	USD	4,600	(81)
JPMorgan Chase Bank	09/18/17	USD	8,348	INR	544,099	151
Standard Bank	09/18/17	USD	9,298	KRW	10,540,100	63
Standard Bank	09/20/17	KRW	12,305,580	USD	11,070	139
Standard Bank	09/18/17	KRW	5,270,400	USD	4,603	(78)
Citigroup	09/20/17	USD	813	KRW	923,685	7
Citigroup	09/20/17	USD	2,817	RON	11,469	155
Citigroup	09/20/17	USD	4,833	PHP	240,823	(134)
Citigroup	09/20/17	USD	770	ILS	2,780	5
Citigroup	09/20/17	USD	5,057	ILS	18,080	(13)
Citigroup	09/20/17 - 10/03/17	USD	4,525	ARS	80,834	85
Citigroup	09/20/17	USD	4,322	ARS	73,468	(121)
Citigroup	09/20/17	USD	9,320	MYR	39,966	44
Citigroup	09/20/17	PLN	10,130	USD	2,722	(113)
Citigroup	09/20/17	ILS	11,470	USD	3,278	78
Citigroup	09/20/17 - 06/20/18	USD	12,297	TRY	46,514	428
Citigroup	09/20/17 - 10/19/17	TRY	12,521	USD	3,455	(133)
Citigroup	09/20/17 - 11/17/17	USD	12,774	PEN	42,127	209

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/20/17	USD	16,029	IDR	214,805,661	$56
Citigroup	09/20/17	PEN	19,522	USD	5,979	(38)
Citigroup	09/20/17	USD	19,544	MXN	351,310	121
Citigroup	09/20/17	RON	20,116	USD	4,722	(490)
Citigroup	09/20/17	USD	27,322	TWD	820,740	(67)
Citigroup	09/20/17	USD	32,735	COP	98,345,008	595
Citigroup	09/20/17	USD	32,377	RUB	1,944,915	1,020
Citigroup	09/20/17	USD	2,037	RUB	118,464	(3)
Citigroup	09/20/17	USD	24,463	PLN	91,311	1,097
Citigroup	10/06/17	USD	11,509	PLN	40,711	(110)
Citigroup	09/20/17 - 10/19/17	USD	48,888	CLP	32,417,379	2,678
Citigroup	09/20/17	ARS	54,850	USD	2,989	(147)
Citigroup	09/20/17	THB	159,610	USD	4,696	(112)
Citigroup	09/20/17	PHP	437,860	USD	8,607	64
Citigroup	09/20/17	RUB	977,589	USD	16,835	49
Citigroup	09/20/17 - 09/22/17	RUB	1,004,300	USD	16,632	(610)
Citigroup	09/20/17	CLP	9,927,930	USD	15,236	(558)
Citigroup	09/20/17 - 09/28/17	IDR	114,531,990	USD	8,540	(32)
Citigroup	09/20/17	COP	35,377,480	USD	12,037	47
Citigroup	09/20/17	COP	118,722,957	USD	39,310	(926)
Goldman Sachs	09/20/17	USD	7,485	THB	255,352	206
Goldman Sachs	09/20/17	PLN	17,230	USD	4,645	(178)
Goldman Sachs	09/20/17	USD	18,505	TRY	68,544	1,264
Goldman Sachs	09/20/17 - 11/09/17	USD	16,285	MXN	295,679	174
Goldman Sachs	09/20/17	USD	9,571	MXN	169,289	(95)
Goldman Sachs	09/20/17 - 12/05/17	SGD	25,999	USD	18,875	(279)
Goldman Sachs	09/20/17	ILS	21,610	USD	6,158	129
Goldman Sachs	09/20/17	ILS	28,490	USD	7,916	(33)
Goldman Sachs	09/20/17	PLN	57,714	EUR	13,447	(156)
Goldman Sachs	09/20/17	RON	128,577	EUR	28,212	256
Goldman Sachs	09/20/17	THB	160,370	USD	4,719	(112)
Goldman Sachs	09/20/17	HUF	441,150	USD	1,615	(103)
HSBC	09/20/17	EUR	296	RON	1,347	(3)
HSBC	09/20/17	USD	1,059	ZAR	14,310	40
HSBC	09/20/17	GBP	4,480	USD	5,798	23
HSBC	09/20/17	MXN	9,660	USD	523	(18)
HSBC	09/20/17	USD	11,019	PLN	41,231	522
HSBC	09/20/17	SGD	20,899	USD	15,111	(283)
HSBC	09/20/17	THB	33,692	USD	988	(27)
JPMorgan Chase Bank	09/20/17	USD	120	SGD	166	2
JPMorgan Chase Bank	09/20/17	USD	178	TRY	638	6
JPMorgan Chase Bank	09/20/17	RON	4,536	EUR	1,002	16
JPMorgan Chase Bank	09/20/17	USD	5,096	THB	173,678	136
JPMorgan Chase Bank	09/20/17 - 10/26/17	USD	5,253	IDR	70,402,733	11
JPMorgan Chase Bank	09/20/17 - 11/15/17	SGD	7,622	USD	5,589	(29)
JPMorgan Chase Bank	09/20/17 - 10/16/17	USD	7,965	MXN	143,899	57
JPMorgan Chase Bank	09/20/17	EUR	12,075	HUF	3,678,670	(39)
JPMorgan Chase Bank	09/20/17	PLN	28,426	EUR	6,606	(97)
JPMorgan Chase Bank	09/20/17	ILS	28,490	USD	7,949	1
JPMorgan Chase Bank	09/20/17	THB	57,730	USD	1,723	(16)
JPMorgan Chase Bank	09/20/17 - 09/22/17	COP	22,855,296	USD	7,618	(126)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/20/17	USD	3,352	RON	13,646	$183
Standard Bank	09/20/17	USD	3,957	PHP	197,037	(113)
Standard Bank	09/20/17	MXN	558,941	USD	30,264	(1,023)
Standard Bank	09/20/17	PHP	800,820	USD	15,492	(132)
JPMorgan Chase Bank	09/22/17	USD	379	COP	1,113,123	(2)
JPMorgan Chase Bank	09/22/17	TWD	132,721	USD	4,363	(46)
JPMorgan Chase Bank	09/22/17	RUB	298,991	USD	5,000	(132)
Goldman Sachs	09/25/17 - 10/25/17	PHP	219,056	USD	4,269	5
JPMorgan Chase Bank	09/25/17	USD	2,932	KRW	3,275,719	(20)
JPMorgan Chase Bank	09/25/17	USD	11,755	TRY	41,572	219
Citigroup	09/27/17	MXN	356,602	USD	19,932	(7)
JPMorgan Chase Bank	09/28/17	USD	969	ARS	16,953	(3)
JPMorgan Chase Bank	09/28/17	USD	2,955	PEN	9,589	(1)
JPMorgan Chase Bank	10/03/17	COP	9,166,757	USD	3,063	(38)
Standard Bank	10/03/17	COP	14,114,566	USD	4,723	(52)
JPMorgan Chase Bank	10/06/17	USD	3,622	PLN	12,821	(33)
JPMorgan Chase Bank	10/06/17	USD	3,963	RON	15,101	(49)
Goldman Sachs	12/04/17	BRL	41,844	USD	13,148	16
Goldman Sachs	10/10/17	BRL	11,463	USD	3,614	(11)
JPMorgan Chase Bank	10/10/17	USD	879	BRL	2,957	56
JPMorgan Chase Bank	10/10/17	EUR	4,375	CZK	114,085	4
JPMorgan Chase Bank	10/10/17	EUR	982	CZK	25,558	(1)
Standard Bank	10/10/17	BRL	10,534	USD	3,126	(205)
JPMorgan Chase Bank	10/11/17	USD	1,855	ARS	34,259	83
JPMorgan Chase Bank	11/16/17	USD	2,373	ARS	42,599	(12)
Citigroup	10/18/17 - 12/20/17	USD	40,293	CNY	276,537	1,421
JPMorgan Chase Bank	10/18/17	USD	1,105	EGP	14,750	(270)
Goldman Sachs	10/19/17	USD	3,851	MYR	17,000	133
Goldman Sachs	10/19/17	TRY	8,300	USD	2,298	(76)
Standard Bank	10/19/17	USD	4,711	TRY	17,039	162
Standard Bank	10/19/17	TRY	22,004	USD	6,078	(216)
Citigroup	10/20/17	MYR	14,089	USD	3,257	(44)
JPMorgan Chase Bank	10/20/17	MYR	5,040	USD	1,163	(18)
Standard Bank	10/23/17	EUR	5,915	RON	27,245	14
Citigroup	10/26/17	EUR	5,415	CZK	140,560	(25)
JPMorgan Chase Bank	10/26/17	USD	2,345	UYU	68,662	15
JPMorgan Chase Bank	10/26/17	IDR	18,983,923	USD	1,413	(4)
Standard Bank	10/26/17	IDR	51,267,600	USD	3,821	(6)
JPMorgan Chase Bank	10/31/17	USD	3,621	CNY	26,000	308
JPMorgan Chase Bank	10/31/17 - 11/14/17	CNY	63,700	USD	9,178	(447)
Standard Bank	10/31/17	USD	4,401	CNY	30,300	178
JPMorgan Chase Bank	11/02/17	CLP	1,584,463	USD	2,517	(1)
Standard Bank	11/02/17	USD	8,249	CLP	5,375,180	294
Citigroup	11/03/17 - 11/17/17	EUR	19,164	PLN	82,201	157
Goldman Sachs	11/03/17	USD	4,651	ILS	16,766	36
Citigroup	11/07/17	USD	480	UYU	13,987	—
Goldman Sachs	11/09/17	MXN	87,664	USD	4,895	27
Citigroup	11/14/17 - 12/20/17	CNY	57,767	USD	8,206	(508)
Goldman Sachs	11/14/17	USD	3,805	CNY	27,251	310
Citigroup	11/16/17	EUR	8,672	HUF	2,632,324	(65)

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/17/17	USD	2,986	PEN	9,754	$9
JPMorgan Chase Bank	11/17/17	USD	2,427	PEN	7,883	(7)
Barclays PLC	12/20/17	CNY	176,778	USD	25,002	(1,639)
Goldman Sachs	12/20/17	CZK	604,440	EUR	23,143	(106)
Citigroup	03/21/18 - 06/20/18	USD	19,294	EGP	376,321	839
Citigroup	01/17/18	USD	5,515	EGP	99,100	(46)
Goldman Sachs	06/20/18	USD	3,360	CZK	75,090	139
Goldman Sachs	06/20/18 - 12/20/18	EUR	21,891	CZK	582,322	689
JPMorgan Chase Bank	09/27/18	CZK	25,278	EUR	948	(33)
JPMorgan Chase Bank	12/19/18	EUR	10,897	CZK	288,610	286

						$1,847

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2017, is as follows:

	Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	National Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXP	11,913	$18
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXP	6,000	11
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXP	49,636	(19)
7.72%	28-DAY MXN -TIIE	Monthly	12/03/2026	MXN	16,200	38
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXP	198,683	(92)
8.155%	28-DAY MXN -TIIE	Monthly	12/28/2026	MXN	21,000	86
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXP	60,251	191
6-MONTH PLN - WIBOR	2.505%	Annual	01/10/2022	PLN	32,972	114
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXP	99,598	148
6-MONTH PLN - WIBOR	2.76%	Semi-Annual	07/03/2027	PLN	3,500	(3)
28-DAY MXN - TIIE	7.605%	Monthly	03/07/2024	MXP	86,000	160

						$652

A list of open OTC swap agreements held by the Fund at August 31, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
	1-DAY-COP - COLUMBIA
	IBR OVERNIGHT
JPMorgan Chase	INTERBANK	6.96%	Quarterly	11/17/2017	COP	38,467,587	$54
Goldman Sachs	1-YEAR BRL-CDI	11.805%	Semi-Annual	01/02/2018	BRL	$12,298	64
Goldman Sachs	1-YEAR BRL-CDI	11.975%	Annual	01/02/2018	BRL	11,341	60
Goldman Sachs	1-DAY BRL - CETIP	12.855%	Annual	01/02/2018	BRL	47,206	282
Goldman Sachs	3-MONTH KRW - KWCDC	1.3225%	Quarterly	11/04/2018	KRW	53,500,000	(117)
Goldman Sachs	1-DAY BRL - CETIP	13.390%	Annual	01/02/2019	BRL	18,383	511
Goldman Sachs	1-DAY BRL - CETIP	13.420%	Annual	01/02/2019	BRL	25,101	702
Goldman Sachs	0.65%	3-MONTH HUF - BUBOR	Quarterly	04/11/2019	HUF	12,000,000	(180)
JPMorgan Chase	0.6439%	6-MONTH CZK - PRIBOR	Semi-Annual	05/15/2019	CZK	521,577	45
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annual	10/10/2019	HUF	4,000,000	(270)
Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annual	01/02/2020	BRL	6,161	51
JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annual	01/02/2020	BRL	5,083	37
JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annual	01/02/2020	BRL	11,157	40

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annual	01/02/2020	BRL	$6,073	$129
JPMorgan Chase	0.5375%	6-MONTH CZK - PRIBOR	Semi-Annual	02/16/2020	CZK	320,000	97
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annual	04/20/2020	HUF	2,100,000	(70)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annual	01/04/2021	BRL	13,491	627
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annual	01/04/2021	BRL	250	3
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annual	01/04/2021	BRL	9,579	80
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annual	01/04/2021	BRL	6,884	29
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annual	01/04/2021	BRL	7,587	7
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXP	62,000	(173)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annual	06/17/2021	HUF	875,267	(97)
Goldman Sachs	1.3925%	3-MONTH KRW - KWCDC	Quarterly	11/04/2021	KRW	20,000,000	264
JPMorgan Chase	6-MONTH PLN - WIBOR	2.42%	Annual	12/12/2021	PLN	5,000	32
Citibank	6-MONTH PLN - WIBOR	2.431%	Annual	12/14/2021	PLN	15,500	99
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annual	01/10/2022	HUF	2,251,935	(232)
JPMorgan Chase	0.725%	6-MONTH CZK - PRIBOR	Semi-Annual	02/10/2022	CZK	36,500	22
Goldman Sachs	0.8725%	6-MONTH CZK - PRIBOR	Semi-Annual	03/09/2022	CZK	35,000	13
JPMorgan Chase	1-DAY-CLP - CLOIS	3.55%	Semi-Annual	04/04/2022	CLP	3,298,900	113
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annual	04/06/2022	HUF	400,000	(35)
JPMorgan Chase	1-DAY-CLP - CLOIS	3.43%	Semi-Annual	05/10/2022	CLP	933,434	27
JPMorgan Chase	0.955%	6-MONTH CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	63,920	17
JPMorgan Chase	3-MONTH ILS - TELBOR	0.8025%	Annual	06/28/2022	ILS	31,485	90
Goldman Sachs	7.54%	3-MONTH ZAR - JIBAR	Quarterly	07/06/2022	ZAR	150,000	(218)
JPMorgan Chase	1-DAY CLP - CLOIS	3.41%	Semi-Annual	07/11/2022	CLP	1,400,000	44
JPMorgan Chase	3-MONTH ILS - TELBOR	0.855%	Annual	07/12/2022	ILS	3,000	10
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXP	99,662	(247)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annual	01/02/2023	BRL	3,000	132
Goldman Sachs	1-YEAR BRL - CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	138
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXP	29,801	(71)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXP	21,174	(67)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXP	63,199	(216)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXP	47,000	(175)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXP	35,000	(99)
Goldman Sachs	6-MONTH HUF - BUBOR	4.07%	Annual	04/11/2027	HUF	2,900,000	331
JPMorgan Chase	6-MONTH HUF - BUBOR	2.458%	Annual	05/16/2027	HUF	1,300,000	164
JPMorgan Chase	1-DAY-CLP - CLOIS	4.06%	Semi-Annual	06/02/2027	CLP	1,283,987	35
Goldman Sachs	1.18%	6-MONTH CZK - PRIBOR	Semi-Annual	06/30/2027	CZK	100,000	80
JPMorgan Chase	6-MONTH HUF - BUBOR	3.85%	Annual	07/12/2027	HUF	275,000	(151)

							$2,011

		Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	6.879%	3-MONTH USD - LIBOR	Annual	05/29/2019	RUB	24,005	$110
JPMorgan Chase	11.185%	3-MONTH USD - LIBOR	Annual	10/25/2018	TRY	90,000	(66)

							$44

For the period ended August 31, 2017, the total amount of all future, foreign currency and swap agreements as presented in the tables above are representative of the volume for these derivative types during the period.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Emerging Markets Debt Fund (Concluded)

Percentages are based on Net Assets of $2,310,745 ($ Thousands).
*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $259,963 ($ Thousands), representing 11.3% of the Net Assets of the Fund.
(B)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2017 was $286 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(G)	Securities considered illiquid. The total value of such securities as of August 31, 2017 was $286 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $2,138,477 ($ Thousands), and the unrealized appreciation and depreciation were $115,447 ($ Thousands) and ($75,709) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBOR — Jakarta Interbank Offered Rate

KRW — Korean Won

KWCDC — KRW Certificate of Deposit Rate

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN— Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$2,176,337	$286	$2,176,623
Loan Participation	–	939	–	939
Common Stock	653	–	–	653

Total Investments in Securities	$653	$2,177,276	$286	$2,178,215

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$143	$—	$—	$143
Unrealized Depreciation	(316)	—	—	(316)
Forwards Contracts *
Unrealized Appreciation	—	22,803	—	22,803
Unrealized Depreciation	—	(20,956)	—	(20,956)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	766	—	766
Unrealized Depreciation	—	(114)	—	(114)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	4,429	—	4,429
Unrealized Depreciation	—	(2,418)	—	(2,418)
Cross Currency Swaps *
Unrealized Appreciation	—	110	—	110
Unrealized Depreciation	—	(66)	—	(66)

Total Other Financial Instruments	$(173)	$4,554	$—	$4,381

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	$6,220	$6,411
1.875%, 07/15/2019	7,083	7,376
1.375%, 01/15/2020	8,604	8,921
1.250%, 07/15/2020	13,276	13,854
1.125%, 01/15/2021	15,192	15,829
0.625%, 07/15/2021	16,131	16,615
0.125%, 04/15/2019	22,211	22,257
0.125%, 04/15/2020	22,217	22,331
0.125%, 04/15/2021	19,318	19,405
0.125%, 01/15/2022	17,817	17,920
0.125%, 04/15/2022	12,805	12,844
0.125%, 07/15/2022	18,551	18,698

Total U.S. Treasury Obligations
(Cost $182,031) ($ Thousands)		182,461

Total Investments in Securities— 99.0%
(Cost $182,031) ($ Thousands) @		$182,461

Percentages are based on Net Assets of $184,299 ($ Thousands).

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $181,553 ($ Thousands), and the unrealized appreciation and depreciation were $1,116 ($ Thousands) and ($208) ($ Thousands), respectively.

As of August 31, 2017, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.6%

Consumer Discretionary — 0.4%
Historic Time Warner
6.875%, 06/15/2018	$3,846	$3,996
McDonald’s MTN
2.100%, 12/07/2018	1,000	1,006

		5,002

Consumer Staples — 1.3%
Altria Group
9.700%, 11/10/2018	920	1,006
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	1,000	1,080
2.200%, 08/01/2018	1,600	1,608
BAT Capital
1.905%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	10,000	10,006
Beam Suntory
1.750%, 06/15/2018	800	799
Philip Morris International
1.592%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,620	2,633

		17,132

Energy — 2.1%
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,264	2,332
1.650%, 05/07/2018	4,475	4,473
Kinder Morgan Energy Partners
5.950%, 02/15/2018	5,850	5,955
ONEOK Partners
2.000%, 10/01/2017	4,685	4,685
Regency Energy Partners
5.875%, 03/01/2022	250	277
Statoil
1.511%, VAR ICE LIBOR USD 3 Month+0.200%, 11/09/2017	2,200	2,201
TransCanada PipeLines
2.094%, VAR ICE LIBOR USD 3 Month+0.790%, 01/12/2018	5,750	5,762
1.875%, 01/12/2018	2,055	2,056
Williams Partners
3.600%, 03/15/2022	250	258

		27,999

Financials — 24.6%
ABN AMRO Bank
1.798%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	6,395	6,425
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	3,445	3,447
American Express Bank
6.000%, 09/13/2017	2,450	2,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
1.875%, 11/05/2018	$6,500	$6,525
1.648%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	6,240	6,251
1.641%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	2,510	2,516
American Honda Finance MTN
1.997%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,000	1,010
Bank of America
6.875%, 11/15/2018	1,000	1,059
1.650%, 03/26/2018	7,600	7,605
Bank of America MTN
5.650%, 05/01/2018	2,000	2,050
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	515	516
2.169%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/2019	6,267	6,326
Bank of Montreal
1.750%, 06/15/2021 (A)	5,900	5,836
Bank of Montreal MTN
1.828%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	800	806
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,278
1.875%, 04/26/2021	3,325	3,303
Barclays
2.000%, 03/16/2018	5,300	5,305
Berkshire Hathaway Finance
1.555%, VAR ICE LIBOR USD 3 Month+0.250%, 01/11/2019	2,465	2,473
Branch Banking & Trust
1.754%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	4,500	4,515
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	7,400	7,374
Capital One
1.500%, 03/22/2018	2,995	2,992
Capital One Financial
2.069%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	4,250	4,266
Citibank
1.721%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	1,900	1,908
Citigroup
3.015%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2018	1,750	1,768
2.150%, 07/30/2018	760	763
2.050%, 12/07/2018	2,000	2,006
1.800%, 02/05/2018	8,110	8,115
1.750%, 05/01/2018	2,000	2,001

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Bank MTN
2.300%, 12/03/2018	$6,290	$6,322
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	5,550	5,507
Discover Bank
2.600%, 11/13/2018	1,000	1,008
2.000%, 02/21/2018	6,520	6,530
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,422
Ford Motor Credit LLC
5.000%, 05/15/2018	7,161	7,315
2.304%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	4,120	4,153
General Motors Financial
2.234%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,139
Goldman Sachs Group
6.150%, 04/01/2018	4,575	4,690
2.900%, 07/19/2018	3,035	3,065
2.375%, 01/22/2018	4,600	4,613
2.036%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	4,310	4,340
Harley-Davidson Financial Services MTN
1.550%, 11/17/2017 (A)	3,000	3,000
HSBC USA
1.700%, 03/05/2018	5,300	5,304
Huntington National Bank
2.200%, 11/06/2018	4,500	4,520
International Lease Finance
7.125%, 09/01/2018 (A)	800	840
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,156
1.880%, VAR ICE LIBOR USD 3 Month+0.680%, 06/01/2021	8,850	8,880
JPMorgan Chase MTN
1.700%, 03/01/2018	6,690	6,692
KeyBank
1.700%, 06/01/2018	2,295	2,298
1.650%, 02/01/2018	2,578	2,579
1.600%, 08/22/2019	3,685	3,669
Merrill Lynch
6.500%, 07/15/2018	1,000	1,040
MetLife
6.817%, 08/15/2018	2,705	2,835
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	2,000	2,000
Morgan Stanley
1.982%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,610	7,646
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,633
6.625%, 04/01/2018	2,575	2,647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Bank of Canada MTN
1.781%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	$6,050	$6,081
New York Life Global Funding
1.550%, 11/02/2018 (A)	4,540	4,544
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	999
Nissan Motor Acceptance MTN
1.884%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	5,495	5,524
PNC Bank
1.800%, 11/05/2018	5,350	5,361
1.676%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	3,605	3,618
Protective Life Global Funding
1.555%, 09/13/2019 (A)	5,810	5,751
Regions Bank
2.250%, 09/14/2018	1,650	1,656
Royal Bank of Canada
1.875%, 02/05/2020	13,355	13,379
Santander Holdings USA
2.767%, VAR ICE LIBOR USD 3 Month+1.450%, 11/24/2017	2,025	2,030
Sumitomo Mitsui Banking MTN
2.098%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	5,250	5,295
SunTrust Bank
2.350%, 11/01/2018	1,507	1,516
1.700%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	7,600	7,658
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	6,420	6,479
Toronto-Dominion Bank MTN
1.993%, VAR ICE LIBOR USD 3 Month+0.840%, 01/22/2019	3,315	3,345
Toyota Motor Credit MTN
1.564%, VAR ICE LIBOR USD 3 Month+0.260%, 01/09/2019	5,830	5,846
Travelers MTN
5.750%, 12/15/2017	875	885
UBS
1.790%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	8,000	8,028
UBS MTN
1.996%, VAR ICE LIBOR USD 3 Month+0.700%, 03/26/2018	1,500	1,505
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (A)	4,300	4,299
Voya Financial
2.900%, 02/15/2018	1,821	1,832
Wachovia MTN
5.750%, 02/01/2018	1,000	1,017

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WEA Finance LLC
2.700%, 09/17/2019 (A)	$1,145	$1,157
Wells Fargo
2.150%, 01/15/2019	5,535	5,574
Wells Fargo MTN
1.400%, 09/08/2017	4,400	4,400
Wells Fargo Bank
1.917%, VAR ICE LIBOR USD 3 Month+0.600%, 05/24/2019	2,250	2,266
Wilmington Trust
8.500%, 04/02/2018	2,505	2,598

		331,377

Health Care — 3.5%
AbbVie
2.300%, 05/14/2021	735	736
1.800%, 05/14/2018	750	751
Aetna
1.700%, 06/07/2018	1,920	1,921
Allergan
1.350%, 03/15/2018	4,565	4,565
Allergan Funding SCS
2.350%, 03/12/2018	5,730	5,749
Amgen
1.759%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	4,165	4,182
Anthem
2.300%, 07/15/2018	1,214	1,220
1.875%, 01/15/2018	4,490	4,491
Baxalta
2.000%, 06/22/2018	3,300	3,306
Catholic Health Initiatives
2.600%, 08/01/2018	2,185	2,199
Dignity Health
2.637%, 11/01/2019	4,181	4,232
Forest Laboratories LLC
5.000%, 12/15/2021 (A)	500	548
McLaren Health Care
1.964%, 05/15/2018	1,270	1,268
Mylan
2.500%, 06/07/2019	3,295	3,306
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,000	993
Teva Pharmaceuticals
1.700%, 07/19/2019	8,315	8,130

		47,597

Industrials — 1.2%
America West Airlines, Pass-Through Trust, Ser 1999-1
7.930%, 01/02/2019	482	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
1.800%, 11/13/2018	$5,279	$5,294
John Deere Capital MTN
1.950%, 12/13/2018	6,059	6,090
L3 Technologies
5.200%, 10/15/2019	700	746
MUFG Americas Holdings
1.625%, 02/09/2018	4,350	4,350

		16,982

Information Technology — 0.5%
Apple
2.006%, VAR ICE LIBOR USD 3 Month+0.820%, 02/22/2019	1,500	1,518
Hewlett Packard Enterprise
3.231%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	3,985	4,053
3.041%, VAR ICE LIBOR USD 3 Month+1.740%, 10/05/2017	1,495	1,496

		7,067

Materials — 1.2%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (A)	6,215	6,220
Ecolab
1.450%, 12/08/2017	7,188	7,186
Martin Marietta Materials
1.965%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/2020	2,365	2,371

		15,777

Real Estate — 1.0%
HCP
3.750%, 02/01/2019	950	969
Realty Income
2.000%, 01/31/2018	1,000	1,001
Simon Property Group
1.500%, 02/01/2018 (A)	8,732	8,731
UDR MTN
4.250%, 06/01/2018	1,000	1,018
Ventas Realty
2.700%, 04/01/2020	1,000	1,013
Welltower
4.700%, 09/15/2017	1,230	1,231

		13,963

Telecommunication Services — 0.4%
AT&T
5.500%, 02/01/2018	4,250	4,315

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rogers Communications
6.800%, 08/15/2018	$750	$786

		5,101

Utilities — 2.4%
Berkshire Hathaway Energy
5.750%, 04/01/2018	9,098	9,309
Emera US Finance
2.150%, 06/15/2019	2,110	2,113
Entergy Texas
7.125%, 02/01/2019	750	801
Jersey Central Power & Light
7.350%, 02/01/2019	1,620	1,734
NextEra Energy Capital Holdings
1.649%, 09/01/2018	4,560	4,555
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	549
5.000%, 09/30/2017	2,660	2,666
Southern Power
1.500%, 06/01/2018	5,900	5,892
Virginia Electric & Power
1.200%, 01/15/2018	4,620	4,614
West Penn Power
5.950%, 12/15/2017 (A)	470	475

		32,708

Total Corporate Obligations (Cost $520,304) ($ Thousands)		520,705

U.S. TREASURY OBLIGATIONS — 29.5%
U.S. Treasury Bills
1.119%, 01/25/2018 (B)	7,425	7,394
1.100%, 01/11/2018 (B)	7,630	7,602
1.095%, 01/18/2018 (B)	3,635	3,621
0.823%, 09/07/2017 (B)	60	60
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	9,309	9,357
0.125%, 01/15/2022	14,118	14,200
U.S. Treasury Notes
3.125%, 05/15/2019	15,765	16,244
2.750%, 02/15/2019	13,365	13,642
2.375%, 05/31/2018	30,850	31,108
2.125%, 08/31/2020	21,570	21,997
1.875%, 07/31/2022	27,390	27,593
1.625%, 08/31/2022	10,130	10,090
1.500%, 06/15/2020	3,910	3,920
1.375%, 06/30/2018	13,500	13,515
1.375%, 07/31/2019	82,610	82,687
1.375%, 02/15/2020	4,205	4,205
1.250%, 08/31/2019	39,040	38,979
1.125%, 12/31/2019	59,750	59,437

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 04/30/2020	$25,850	$25,671
0.750%, 08/15/2019	6,420	6,348

Total U.S. Treasury Obligations (Cost $397,780) ($ Thousands)		397,670

ASSET-BACKED SECURITIES — 12.8%

Automotive — 7.0%

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	3,000
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	2,000
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	2,776	2,778
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	3,555	3,609
AmeriCredit Automobile Receivables Trust,, Ser 2013-3, Cl D
3.000%, 07/08/2019	2,700	2,711
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/2020	4,135	4,156
CarMax Auto Owner Trust, Ser 2013-4, Cl B
1.710%, 07/15/2019	600	600
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.994%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	1,754	1,766
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (A)	500	503
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.913%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	5,900	5,901
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (A)	4,255	4,248
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	87	87
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	1,000	1,004
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (A)	370	370
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	4,250	4,260
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/2020 (A)	2,906	2,906
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	112	112

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	$1,292	$1,292
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.594%, VAR LIBOR USD 1 Month+0.600%,08/15/2020	5,250	5,272
GM Financial Automobile Leasing Trust
1.760%, 03/20/2020	4,706	4,707
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,850
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)	4,065	4,067
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (A)	1,320	1,321
Hertz Fleet Lease Funding, Ser 2015-1, Cl B
2.044%, VAR ICE LIBOR USD 1 Month+1.050%,07/10/2029 (A)	3,350	3,340
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (A)	3,260	3,261
Honda Auto Receivables Owner Trust, Ser 2015-2, Cl A3
1.040%, 02/21/2019	523	522
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	26	26
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A2
1.420%, 07/22/2019	975	975
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A4
1.520%, 06/15/2022	2,310	2,305
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (A)	2,250	2,251
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	2,000	2,000
Nissan Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.050%, 10/15/2019	312	311
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	320	319
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.470%, 01/15/2020	975	975
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	$2,215	$2,216
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	2,729	2,734
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl C
2.440%, 04/15/2021	5,895	5,931
Toyota Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.120%, 02/15/2019	245	245
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	209	209
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (A)	4,100	4,094

		94,225

Credit Cards — 0.7%

Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,587
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
2.386%, VAR LIBOR USD 1 Month+1.150%,01/23/2020	1,970	1,979
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	2,000
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.753%, VAR LIBOR USD 1 Month+0.720%,05/26/2021 (A)	1,000	1,004

		9,570

Mortgage Related Securities — 0.8%

Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
1.440%, VAR ICE LIBOR USD 1 Month+0.450%,09/25/2035	664	664
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.211%, VAR ICE LIBOR USD 1 Month+0.220%,12/25/2035	1,136	1,131
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.711%, VAR ICE LIBOR USD 1 Month+0.720%,10/25/2034	596	596

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.241%, VAR ICE LIBOR USD 1 Month+0.250%,12/25/2035	$1,366	$1,352
Asset-Backed Securities Home Equity Loan Trust, Ser 2004-HE6, Cl A2
1.744%, VAR ICE LIBOR USD 1 Month+0.720%,09/25/2034	230	229
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.024%, VAR ICE LIBOR USD 1 Month+1.000%,08/25/2034	50	50
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
1.561%, VAR ICE LIBOR USD 1 Month+0.570%,09/25/2034	104	104
First NLC Trust, Ser 2005-2, Cl M1
1.504%, VAR ICE LIBOR USD 1 Month+0.480%,09/25/2035	872	869
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
1.244%, VAR ICE LIBOR USD 1 Month+0.220%,08/25/2036	1,272	1,271
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
1.699%, VAR ICE LIBOR USD 1 Month+0.675%,06/25/2035	1,889	1,881
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
1.700%, 08/25/2035 (C)	565	566
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.431%, VAR ICE LIBOR USD 1 Month+0.440%,11/25/2035	1,649	1,635

		10,348

Non-Agency Mortgage-Backed Obligations — 1.4%
CFCRE Mortgage Trust, Ser 2015-RUM, Cl A
2.859%, VAR LIBOR USD 1 Month+1.700%,07/15/2030 (A)	1,440	1,443
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.040%, VAR LIBOR USD 1 Month+0.790%,07/15/2028 (A)	2,750	2,755
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,300	2,345
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.944%, VAR LIBOR USD 1 Month+0.720%,12/04/2020 (A)	4,993	4,998
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	1,500	1,533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(C)	$5,436	$5,504

		18,578

Other Asset-Backed Securities — 2.9%
Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
1.804%, VAR ICE LIBOR USD 1 Month+0.780%,04/25/2034	964	964
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	297	299
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (A)	225	225
Countrywide Asset-Backed Certificates, Ser 2004-14, Cl M2
1.834%, VAR ICE LIBOR USD 1 Month+0.810%,06/25/2035	209	209
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
1.584%, VAR ICE LIBOR USD 1 Month+0.560%,12/25/2035	1,431	1,433
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.954%, VAR ICE LIBOR USD 1 Month+0.930%,05/25/2035	2,314	2,319
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
2.266%, VAR ICE LIBOR USD 1 Month+1.275%,04/25/2035	930	935
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
1.714%, VAR ICE LIBOR USD 1 Month+0.690%,11/25/2035	1,284	1,285
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.726%, VAR ICE LIBOR USD 1 Month+0.735%,10/25/2035	935	936
FBR Securitization Trust, Ser 2005-2, Cl M1
1.744%, VAR ICE LIBOR USD 1 Month+0.720%,09/25/2035	321	322
GSAMP Trust, Ser 2002-WF, Cl A2B
2.328%, VAR ICE LIBOR USD 1 Month+1.100%,10/20/2032	2,594	2,554
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.301%, VAR ICE LIBOR USD 1 Month+0.310%,01/25/2036	1,350	1,346
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	156	156
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	1,485	1,485

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2016-AA,Cl A2
1.390%, 12/17/2018 (A)	$2,034	$2,033
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.874%, VAR ICE LIBOR USD 1 Month+0.850%,06/25/2065 (A)	830	841
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.741%, VAR ICE LIBOR USD 1 Month+0.750%,07/26/2066 (A)	1,600	1,614
Navient Student Loan Trust, Ser 2017-3A, Cl A2
1.661%, VAR ICE LIBOR USD 1 Month+0.600%,07/26/2066 (A)	1,000	1,005
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.591%, VAR ICE LIBOR USD 1 Month+0.600%,10/27/2036 (A)	609	604
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2,Cl M2
1.936%, VAR ICE LIBOR USD 1 Month+0.945%,02/25/2035	407	408
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2,Cl M1
1.621%, VAR ICE LIBOR USD 1 Month+0.630%,05/25/2035	266	267
RAMP Trust, Ser 2004-RS12, Cl MII3
2.524%, VAR ICE LIBOR USD 1 Month+1.500%,12/25/2034	762	756
RAMP Trust, Ser 2006-RZ1, Cl M1
1.391%, VAR ICE LIBOR USD 1 Month+0.400%,03/25/2036	1,500	1,487
Saxon Asset Securities Trust, Ser 2006-1,Cl A2C
1.344%, VAR ICE LIBOR USD 1 Month+0.320%,03/25/2036	2,055	2,048
Securitized Asset-Backed Receivables Trust,Ser 2006-OP1, Cl M1
1.394%, VAR ICE LIBOR USD 1 Month+0.370%,10/25/2035	674	671
SLC Student Loan Trust, Ser 2006-1, Cl A5
1.241%, VAR ICE LIBOR USD 3 Month+0.110%,03/15/2027	677	675
SLC Student Loan Trust, Ser 2006-2, Cl A5
0.855%, VAR ICE LIBOR USD 3 Month+0.100%,09/15/2026	905	903
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, VAR ICE LIBOR USD 3 Month+0.120%,01/25/2027	754	750
SLM Student Loan Trust, Ser 2006-8, Cl A5
1.424%, VAR ICE LIBOR USD 3 Month+0.110%,01/27/2025	1,594	1,590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.536%, VAR ICE LIBOR USD 3 Month+0.380%,10/25/2024	$839	$840
SLM Student Loan Trust, Ser 2011-2, Cl A1
1.624%, VAR ICE LIBOR USD 1 Month+0.600%,11/25/2027	808	813
SLM Student Loan Trust, Ser 2013-4, Cl A
1.574%, VAR ICE LIBOR USD 1 Month+0.550%,06/25/2043	528	530
SLM Student Loan Trust, Ser 2013-5, Cl A2
1.424%, VAR ICE LIBOR USD 1 Month+0.400%,10/26/2020	28	28
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.524%, VAR ICE LIBOR USD 1 Month+0.500%,02/25/2021	25	24
SLM Student Loan Trust, Ser 2014-1, Cl A2
1.404%, VAR ICE LIBOR USD 1 Month+0.380%,07/26/2021	125	125
SLM Student Loan Trust, Ser 2017-10A, Cl A3
1.601%, VAR LIBOR USD 3 Month+0.550%,12/15/2027 (A)	2,033	2,040
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
2.084%, VAR ICE LIBOR USD 1 Month+1.060%,11/25/2034	1,228	1,234
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
1.924%, VAR ICE LIBOR USD 1 Month+0.900%,01/25/2035	546	547
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.684%, VAR ICE LIBOR USD 1 Month+0.660%,04/25/2035	1,012	1,010
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
1.952%, VAR ICE LIBOR USD 1 Month+0.720%,07/25/2035	1,270	1,269
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.684%, VAR ICE LIBOR USD 1 Month+0.660%,02/25/2035	1,184	1,184

		39,764

Total Asset-Backed Securities (Cost $172,137) ($ Thousands)		172,485

MORTGAGE-BACKED SECURITIES — 9.6%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
5.000%, 06/01/2019	35	36

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.632%, 03/01/2037	$147	$154
FHLMC CMO, Ser 2004-2761, Cl FT
1.577%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	945	949
FHLMC CMO, Ser 2005-2990, Cl LK
1.359%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	2,500	2,498
FHLMC CMO, Ser 2005-3066, Cl PF
1.527%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	2,367	2,370
FHLMC CMO, Ser 2006-3102, Cl FB
1.527%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,676	1,677
FHLMC CMO, Ser 2008-3419, Cl FA
1.797%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	1,490	1,495
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	269	277
FHLMC CMO, Ser 2011-3867, Cl FN
1.577%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	549	550
FHLMC CMO, Ser 2011-3940, Cl PF
1.577%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	2,665	2,669
FHLMC CMO, Ser 2011-3960, Cl JF
1.440%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	1,204	1,208
FHLMC CMO, Ser 2012-4048, Cl GF
1.577%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	769	759
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/2019	1,875	1,938
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	2,019	2,011
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K005, Cl A2
4.317%, 11/25/2019	2,250	2,363
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
1.371%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	2,565	2,568
FNMA
6.000%, 02/01/2023	1,956	2,093
5.000%, 05/01/2019	521	533
4.500%, 05/01/2024	1,014	1,075
4.380%, 04/01/2021	619	666
4.330%, 04/01/2021	751	808
3.800%, 04/01/2018	1,976	1,982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.508%, 01/01/2018	$504	$506
3.270%, 10/01/2020	1,019	1,060
FNMA ARM
1.453%, VAR LIBOR USD 1 Month+0.470%, 08/01/2022	272	272
1.222%, VAR LIBOR USD 1 Month+0.240%, 10/01/2019	2,980	2,981
1.203%, VAR LIBOR USD 1 Month+0.220%, 07/01/2019	2,980	2,976
FNMA CMO, Ser 2004-94, Cl HF
0.739%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	876	879
FNMA CMO, Ser 2005-45, Cl PF
1.274%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	2,265	2,268
FNMA CMO, Ser 2005-83, Cl FP
1.354%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,773	1,770
FNMA CMO, Ser 2007-98, Cl FD
1.474%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	773	776
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	27	27
FNMA CMO, Ser 2011-124, Cl DF
1.474%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	2,496	2,506
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	43	43
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,981	2,032
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	347	355
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	960	994
FNMA, Ser 2013-M14, Cl FA
1.584%, VAR LIBOR USD 1 Month+0.350%, 08/25/2018	1,672	1,674
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,685	1,730
FNMA, Ser 2014-M6, Cl FA
1.070%, VAR LIBOR USD 1 Month+0.290%, 12/25/2017	155	155
FNMA, Ser M13, Cl FA
1.584%, VAR LIBOR USD 1 Month+0.350%, 05/25/2018	1,780	1,781
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 02/20/2041	369	381
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 01/20/2042	1,070	1,102

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 10/20/2042	$602	$621
1.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Year+1.500%, 08/20/2041	611	628
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	78	81
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	116	117
GNMA CMO, Ser 2012-77, Cl FM
1.662%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,899	1,918
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	1,085	1,089
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,368	1,322

		62,723

Non-Agency Mortgage-Backed Obligations — 4.9%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	1,474	1,494
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	2,613	2,685
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (A)(C)	5,480	5,758
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
2.044%, VAR LIBOR USD 1 Month+1.050%, 09/15/2026 (A)	1,790	1,794
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.794%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	870	870
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,305	1,306
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	1,734	1,755
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	2,973	2,951
Citigroup Mortgage Trust
1.434%, 01/25/2037	1,566	1,555
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.790%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	320	320
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	1,125	1,146
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	213	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	$2,097	$2,128
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.627%, VAR LIBOR USD 1 Month+1.400%, 11/15/2033 (A)	5,460	5,490
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,830	1,863
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.891%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2027	811	813
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	132	135
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	24	25
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	914	925
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	1,000	1,020
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	71	71
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	547	546
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	2,880	2,934
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	894	893
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CH2
1.350%, 01/25/2037	701	701
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (A)	121	123
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (A)	560	566
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,035	1,044
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.127%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	1,785	1,785

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.974%, VAR LIBOR USD 1 Month+0.980%, 07/15/2031 (A)	$205	$206
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.194%, VAR LIBOR USD 1 Month+1.200%, 08/15/2027 (A)	4,110	4,110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (A)(C)	5,393	5,539
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	2,901	2,978
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,573	1,616
JPMorgan Resecuritization Trust, Ser 2009-7, Cl 18A1
3.201%, 11/27/2036 (A)(C)	319	321
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
1.484%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	922	888
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A2
1.863%, 02/15/2046	781	781
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	265	264
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (A)	750	783
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 4A
3.031%, 09/25/2034 (C)	1,743	1,740
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl A
2.344%, VAR LIBOR USD 1 Month+1.350%, 06/15/2029 (A)	2,000	2,006
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	1,001	1,001
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	954	952

		66,094

Total Mortgage-Backed Securities (Cost $128,928) ($ Thousands)		128,817

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.5%

California — 0.9%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	$7,753	$7,730
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	1,002
San Francisco City & County, San Francisco International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,897

		12,629

Colorado — 0.1%
Denver City & County, Ser B, RB
1.825%, 08/01/2019	2,000	2,007

Florida — 0.2%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,920
Miami Beach, Redevelopment Agency, TA
2.407%, 02/01/2018	1,000	1,001

		2,921

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A
1.951%, 07/01/2019	2,085	2,084

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,055

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
1.906%, 07/01/2018	2,880	2,887

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	999

Michigan — 0.8%
Genesee County, GO Callable 09/11/2017 @ 100
1.827%, 10/01/2019 (D)	5,190	5,190
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	4,250	4,263
Haslett, Public Schools, Ser B, GO, Q-SBLF 1.384%, 05/01/2018	2,050	2,049

		11,502

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Minnesota — 0.3%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	$4,235	$4,243

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,205	1,205

North Carolina — 0.5%
North Carolina State, Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,698
2.003%, 07/01/2018	4,075	4,090

		6,788

Ohio — 0.3%
Jobs, Beverage System, Ser B, RB
1.820%, 01/01/2018	2,195	2,197
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	1,275	1,300

		3,497

Pennsylvania — 0.3%
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,625

Washington — 0.4%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	983
1.590%, 09/01/2019	1,200	1,187
Washington Biomedical Research Properties, Ser B, RB
1.485%, 03/01/2018	2,725	2,727

		4,897

Total Municipal Bonds (Cost $61,469) ($ Thousands)		61,339

COMMERCIAL PAPER (B) — 3.4%
Arizona Public Service
1.230%, 09/05/2017	8,500	8,498
Berkshire Hathaway Energy
1.301%, 09/20/2017	5,000	4,996
Caterpillar Financial Services
1.261%, 09/05/2017	13,000	12,998
Dominion Energy Gas Holdings LLC
1.362%, 09/07/2017 (A)	10,000	9,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (B) (continued)
Schlumberger Holdings	$9,500	$9,490

1.383%, 09/27/2017

Total Commercial Paper (Cost $45,982) ($ Thousands)		45,979

SOVEREIGN DEBT — 0.2%
Korea Development Bank
1.767%, VAR ICE LIBOR USD 3 Month+0.450%, 02/27/2020	2,800	2,799

Total Sovereign Debt (Cost $2,800) ($ Thousands)		2,799

CERTIFICATES OF DEPOSIT — 1.1%
BNP Paribas NY
1.450%, 01/22/2018	10,000	10,002
Skandinaviska Enskilda
1.150%, 09/06/2017	4,750	4,750

Total Certificates of Deposit (Cost $14,750) ($ Thousands)		14,752

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.830%**	7,519,090	7,519

Total Cash Equivalent (Cost $7,519) ($ Thousands)		7,519

Total Investments in Securities—100.3% (Cost $1,351,669) ($ Thousands) @		$1,352,065

Percentages are based on Net Assets of $1,348,658 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $207,345 ($ Thousands), representing 15.4% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,351,659 ($ Thousands), and the unrealized appreciation and depreciation were $2,246 ($ Thousands) and ($1,840) ($ Thousands), respectively.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Limited Duration Bond Fund (Concluded)

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LLC — Limited Liability Company

LIBOR —London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$520,705	$–	$520,705
U.S. Treasury Obligations	–	397,670	–	397,670
Asset-Backed Securities	–	172,485	–	172,485
Mortgage-Backed Securities	–	128,817	–	128,817
Municipal Bonds	–	61,339	–	61,339
Certificates of Deposit	–	14,752	–	14,752
Sovereign Debt	–	2,799	–	2,799
Commercial Paper	–	45,979	–	45,979
Cash Equivalent	7,519	–	–	7,519

Total Investments in Securities	$7,519	$1,344,546	$–	$1,352,065

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 6,703	$ 352,869	$ (352,053)	$ 7,519	$ 44

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 87.2%

Consumer Discretionary — 6.0%
Amazon.com
4.250%, 08/22/2057 (A)	$2,418	$2,515
3.875%, 08/22/2037 (A)	5,185	5,348
2.800%, 08/22/2024 (A)	3,585	3,638
American Honda Finance MTN
1.950%, 07/20/2020	3,000	3,008
1.200%, 07/12/2019	1,030	1,021
BMW US Capital LLC
2.800%, 04/11/2026 (A)	3,045	3,010
1.500%, 04/11/2019 (A)	3,850	3,841
Charter Communications Operating LLC
6.484%, 10/23/2045	1,280	1,471
4.908%, 07/23/2025	1,320	1,414
Comcast
6.950%, 08/15/2037	2,750	3,824
5.650%, 06/15/2035	215	262
4.200%, 08/15/2034	3,700	3,916
3.375%, 02/15/2025	7,585	7,866
3.150%, 03/01/2026	2,730	2,760
2.350%, 01/15/2027	7,790	7,332
1.625%, 01/15/2022	920	902
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,343
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	2,165	2,171
Darden Restaurants
6.800%, 10/15/2037	1,570	2,043
Discovery Communications LLC
6.350%, 06/01/2040	1,460	1,679
Motor Ford
5.291%, 12/08/2046	2,230	2,290
General Motors
5.400%, 04/01/2048	1,070	1,082
5.150%, 04/01/2038	2,335	2,363
4.875%, 10/02/2023	1,150	1,242
4.200%, 10/01/2027	3,810	3,863
Harley-Davidson Financial Services MTN
2.550%, 06/09/2022 (A)	2,440	2,438
2.400%, 09/15/2019 (A)	155	156
Home Depot
5.875%, 12/16/2036	1,489	1,944
4.400%, 03/15/2045	840	922
3.900%, 06/15/2047	1,505	1,547
3.500%, 09/15/2056	2,430	2,252
3.350%, 09/15/2025	1,500	1,571
2.000%, 04/01/2021	1,280	1,285
Lowe’s
4.050%, 05/03/2047	3,785	3,891
3.375%, 09/15/2025	1,780	1,854
3.100%, 05/03/2027	3,760	3,793

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NVR
3.950%, 09/15/2022	$665	$702
O’Reilly Automotive
3.600%, 09/01/2027	2,000	2,008
QVC
4.375%, 03/15/2023	1,345	1,392
Target
6.500%, 10/15/2037	1,750	2,365
2.500%, 04/15/2026	1,515	1,454
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,525
Viacom
5.625%, 09/15/2019	2,200	2,347
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (A)	3,665	3,695

		109,345

Consumer Staples — 9.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)	1,250	1,276
Altria Group
9.950%, 11/10/2038	1,708	2,939
9.250%, 08/06/2019	3,072	3,501
4.750%, 05/05/2021	2,400	2,624
2.625%, 09/16/2026	1,710	1,668
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,300	1,482
4.700%, 02/01/2036	11,136	12,398
3.650%, 02/01/2026	6,150	6,397
3.300%, 02/01/2023	4,665	4,844
2.650%, 02/01/2021	3,050	3,112
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,005	1,576
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,048
B.A.T. International Finance
2.750%, 06/15/2020 (A)	4,755	4,835
BAT Capital
4.390%, 08/15/2037 (A)	5,495	5,655
2.764%, 08/15/2022 (A)	3,600	3,631
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,095
Bowdoin College
4.693%, 07/01/2112	1,454	1,482
Coca-Cola
1.550%, 09/01/2021	3,370	3,330
Costco Wholesale
2.750%, 05/18/2024	3,410	3,449
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,314	3,058
7.507%, 01/10/2032 (A)	1,630	2,045

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dr. Pepper Snapple Group
3.130%, 12/15/2023	$2,610	$2,685
Hershey
2.300%, 08/15/2026	3,520	3,343
Japan Tobacco
2.100%, 07/23/2018 (A)	3,587	3,603
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,840	3,055
Kroger
4.650%, 01/15/2048	780	770
3.700%, 08/01/2027	2,190	2,204
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,856
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,290
McCormick
2.700%, 08/15/2022	2,175	2,195
Molson Coors Brewing
2.250%, 03/15/2020 (A)	2,090	2,099
Novartis Capital
3.100%, 05/17/2027	915	936
3.000%, 11/20/2025	3,455	3,532
PepsiCo
3.450%, 10/06/2046	2,165	2,073
3.125%, 11/01/2020	4,390	4,569
2.375%, 10/06/2026	5,960	5,775
1.500%, 02/22/2019	1,320	1,320
1.250%, 04/30/2018	2,840	2,837
Philip Morris International
4.500%, 03/20/2042	1,540	1,661
3.875%, 08/21/2042	375	374
2.375%, 08/17/2022	1,875	1,876
2.000%, 02/21/2020	3,260	3,271
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	3,365	3,379
2.375%, 06/24/2022 (A)	6,865	6,869
Reynolds American
8.125%, 05/01/2040	980	1,430
4.450%, 06/12/2025	6,110	6,617
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	4,071
Sanofi
1.250%, 04/10/2018	3,825	3,824
Shire Acquisitions Investments Ireland
2.400%, 09/23/2021	950	943
1.900%, 09/23/2019	3,180	3,172
Toledo Hospital
4.982%, 11/15/2045	1,393	1,654
University of Southern California
5.250%, 10/01/2111	3,250	4,109
Wal-Mart Stores
6.500%, 08/15/2037	1,500	2,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 04/22/2044	$80	$89
2.550%, 04/11/2023	6,370	6,492
Wesleyan University
4.781%, 07/01/2116	2,040	2,124

		173,655

Energy — 6.4%
Anadarko Petroleum
6.450%, 09/15/2036	3,695	4,320
4.234%, 10/10/2036 (B)	11,000	4,580
BP Capital Markets
3.723%, 11/28/2028	2,159	2,258
3.216%, 11/28/2023	1,460	1,502
British Transco Finance
6.625%, 06/01/2018	1,765	1,827
Canadian Natural Resources
3.850%, 06/01/2027	2,800	2,801
Cenovus Energy
4.250%, 04/15/2027 (A)	3,430	3,311
Chevron
2.895%, 03/03/2024	3,355	3,440
1.344%, 11/09/2017	3,140	3,140
Columbia Pipeline Group
2.450%, 06/01/2018	3,075	3,086
ConocoPhillips
6.500%, 02/01/2039	1,365	1,797
4.200%, 03/15/2021	3,610	3,858
2.400%, 12/15/2022	3,000	2,989
2.082%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,031
Devon Financing
7.875%, 09/30/2031	1,761	2,328
Ecopetrol
4.125%, 01/16/2025	1,230	1,233
Energy Transfer
4.650%, 06/01/2021	2,982	3,171
EnLink Midstream Partners
4.150%, 06/01/2025	1,125	1,130
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,471
EOG Resources
2.450%, 04/01/2020	1,780	1,793
ExxonMobil
4.114%, 03/01/2046	3,473	3,719
3.043%, 03/01/2026	1,985	2,041
Hess
4.300%, 04/01/2027	1,790	1,755
Kinder Morgan
5.550%, 06/01/2045	1,620	1,719
Kinder Morgan Energy Partners
5.000%, 08/15/2042	190	188

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Korea Gas MTN
2.750%, 07/20/2022 (A)	$3,390	$3,401
Lukoil International Finance
6.125%, 11/09/2020 (A)	2,030	2,213
MPLX
5.200%, 03/01/2047	1,000	1,032
Occidental Petroleum
4.400%, 04/15/2046	2,140	2,276
Pertamina Persero MTN
4.300%, 05/20/2023 (A)	1,625	1,699
Petroleos Mexicanos
5.625%, 01/23/2046	3,850	3,620
5.375%, 03/13/2022 (A)	1,245	1,336
Petroleos Mexicanos MTN
6.750%, 09/21/2047	555	597
6.500%, 03/13/2027 (A)	820	917
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	2,140	2,397
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,500	1,588
Shell International Finance
6.375%, 12/15/2038	1,230	1,678
4.125%, 05/11/2035	3,790	4,043
4.000%, 05/10/2046	3,115	3,165
3.625%, 08/21/2042	676	649
3.400%, 08/12/2023	5,525	5,820
1.375%, 05/10/2019	4,675	4,660
Spectra Energy Partners
3.375%, 10/15/2026	1,545	1,542
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	694
TransCanada PipeLines
6.100%, 06/01/2040	1,530	1,998
Williams Partners
5.800%, 11/15/2043	1,100	1,244
3.750%, 06/15/2027	1,800	1,801
3.600%, 03/15/2022	920	948

		115,806

Financials — 29.2%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	9,340	9,385
American Express Credit MTN
1.875%, 05/03/2019	4,245	4,259
American International Group
4.500%, 07/16/2044	675	704
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,645
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	4,005
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Athene Global Funding
2.750%, 04/20/2020 (A)	$3,960	$4,002
Bancolombia
5.950%, 06/03/2021	2,040	2,259
Bank of America
7.625%, 06/01/2019	4,000	4,380
6.000%, 10/15/2036	370	472
Bank of America MTN
5.000%, 01/21/2044	370	430
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	250	270
3.248%, 10/21/2027	6,285	6,194
Bank of Montreal MTN
2.100%, 12/12/2019	1,155	1,163
1.900%, 08/27/2021	2,335	2,322
1.500%, 07/18/2019	2,977	2,964
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,779
3.300%, 08/23/2029	1,145	1,152
2.600%, 08/17/2020	3,745	3,819
2.200%, 08/16/2023	2,250	2,221
2.150%, 02/24/2020	2,825	2,851
Bank One Capital III
8.750%, 09/01/2030	621	907
Barclays
4.836%, 05/09/2028	3,885	4,042
BBVA Bancomer
6.750%, 09/30/2022 (A)	1,975	2,244
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,025
2.750%, 03/15/2023	1,590	1,626
1.462%, VAR ICE LIBOR USD 3 Month+0.150%, 08/06/2018	1,190	1,191
Berkshire Hathaway Finance
1.700%, 03/15/2019	4,120	4,132
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	1,144	1,302
4.450%, 07/15/2045 (A)	1,534	1,601
BNP Paribas MTN
3.800%, 01/10/2024 (A)	1,740	1,811
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,900
2.850%, 04/01/2021	4,527	4,650
Brighthouse Financial
3.700%, 06/22/2027 (A)	3,820	3,779
Capital One
2.250%, 09/13/2021	2,050	2,032
Capital One Financial
2.500%, 05/12/2020	3,410	3,441
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,225

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	$925	$1,071
CDP Financial
5.600%, 11/25/2039 (A)	700	921
4.400%, 11/25/2019 (A)	3,790	4,005
Charles Schwab
4.450%, 07/22/2020	1,720	1,841
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,259
2.875%, 11/03/2022	1,650	1,695
2.300%, 11/03/2020	3,790	3,831
Cincinnati Financial
6.125%, 11/01/2034	1,000	1,245
Citibank
2.100%, 06/12/2020	2,000	2,011
Citigroup
5.500%, 09/13/2025	735	831
4.450%, 09/29/2027	2,955	3,131
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	55	56
3.400%, 05/01/2026	5,000	5,045
Cooperatieve Rabobank
3.950%, 11/09/2022	2,020	2,129
Cooperatieve Rabobank UA
4.625%, 12/01/2023	905	984
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	950	1,021
Credit Suisse NY
3.000%, 10/29/2021	3,155	3,240
E*TRADE Financial
2.950%, 08/24/2022	1,645	1,656
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%,10/15/2054 (A)	1,750	1,889
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,654
2.300%, 03/15/2019	4,150	4,188
Fifth Third Bank MTN
2.150%, 08/20/2018	4,000	4,019
First Republic Bank
2.500%, 06/06/2022	1,718	1,720
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	3,080	3,363
General Electric MTN
5.875%, 01/14/2038	1,600	2,088
Goldman Sachs Group
6.750%, 10/01/2037	1,210	1,596
6.345%, 02/15/2034	935	1,180
6.250%, 02/01/2041	3,150	4,174
5.750%, 01/24/2022	1,300	1,468
5.150%, 05/22/2045	1,085	1,238
4.750%, 10/21/2045	1,485	1,659

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/23/2025	$1,905	$1,941
3.500%, 11/16/2026	3,943	3,973
3.000%, 04/26/2022	4,938	5,018
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	8,130	8,162
2.625%, 04/25/2021	2,740	2,759
2.600%, 04/23/2020	2,420	2,449
2.350%, 11/15/2021	3,450	3,433
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,172	1,265
5.375%, 03/15/2020	2,140	2,311
4.800%, 07/08/2044	3,195	3,580
3.064%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,805	2,900
HSBC Bank
7.650%, 05/01/2025	2,515	3,113
HSBC Bank USA
5.875%, 11/01/2034	2,990	3,756
4.875%, 08/24/2020	4,479	4,834
HSBC Finance
6.676%, 01/15/2021	460	523
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	5,927	6,237
3.900%, 05/25/2026	1,000	1,049
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	9,760	10,016
Huntington National Bank
2.375%, 03/10/2020	2,295	2,316
2.200%, 11/06/2018	2,225	2,235
1.700%, 02/26/2018	2,750	2,752
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	596
Infinity Property & Casualty
5.000%, 09/19/2022	1,105	1,191
ING Bank
5.800%, 09/25/2023 (A)	1,760	2,008
Intercontinental Exchange
2.750%, 12/01/2020	4,570	4,694
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	3,355	3,364
JPMorgan Chase
6.400%, 05/15/2038	3,582	4,824
6.000%, 10/01/2017	6,735	6,756
6.000%, 01/15/2018	3,929	3,991
5.500%, 10/15/2040	1,000	1,235
4.950%, 06/01/2045	1,010	1,150
4.625%, 05/10/2021	755	819
4.500%, 01/24/2022	5,741	6,240
3.875%, 09/10/2024	1,770	1,853
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	3,310	3,435

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 04/01/2026	$1,855	$1,871
3.250%, 09/23/2022	3,114	3,224
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	1,915	1,949
3.200%, 06/15/2026	3,040	3,040
2.700%, 05/18/2023	3,205	3,214
KeyBank
2.350%, 03/08/2019	3,330	3,364
1.700%, 06/01/2018	2,230	2,232
KFW
2.125%, 01/17/2023	2,810	2,836
1.000%, 09/07/2018	2,725	2,715
KFW MTN
1.500%, 04/20/2020	3,120	3,116
KKR Group Finance III
5.125%, 06/01/2044 (A)	6,030	6,647
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	3,435	3,453
Manufacturers & Traders Trust
2.050%, 08/17/2020	3,625	3,630
MetLife
4.050%, 03/01/2045	1,250	1,277
3.000%, 03/01/2025	2,500	2,535
Metropolitan Life Global Funding I
2.300%, 04/10/2019 (A)	3,500	3,533
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	5,079
Moody’s
5.500%, 09/01/2020	1,302	1,430
Morgan Stanley
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,325	1,341
3.625%, 01/20/2027	3,340	3,418
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	3,390	3,435
2.800%, 06/16/2020	3,180	3,238
2.650%, 01/27/2020	2,900	2,946
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,074
6.375%, 07/24/2042	2,010	2,714
5.625%, 09/23/2019	1,090	1,168
4.350%, 09/08/2026	160	168
4.300%, 01/27/2045	1,290	1,349
4.000%, 07/23/2025	2,500	2,639
3.750%, 02/25/2023	5,682	5,960
2.713%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,805
2.500%, 01/24/2019	1,985	2,004
2.500%, 04/21/2021	5,950	5,990
2.450%, 02/01/2019	1,365	1,377
MUFG Americas Holdings
3.000%, 02/10/2025	3,595	3,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	$2,056	$2,136
4.023%, 11/01/2032	3,395	3,690
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	900	1,522
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,506
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	5,000	4,994
Nordea Bank MTN
2.375%, 04/04/2019 (A)	3,200	3,231
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	2,005
PNC Bank
3.300%, 10/30/2024	1,840	1,903
2.250%, 07/02/2019	945	953
1.950%, 03/04/2019	2,135	2,142
PNC Bank MTN
2.150%, 04/29/2021	5,075	5,089
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	2,925	2,930
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	788	797
2.375%, 11/21/2021 (A)	3,000	3,006
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,056
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,199
2.125%, 03/02/2020	2,455	2,471
Royal Bank of Scotland Group
3.875%, 09/12/2023	2,105	2,155
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	5,995	6,060
S&P Global
3.300%, 08/14/2020	2,543	2,615
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	3,004
SunTrust Bank
2.900%, 03/03/2021	1,920	1,964
2.250%, 01/31/2020	2,940	2,959
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,364
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	12	17
4.900%, 09/15/2044 (A)	1,800	2,045
4.270%, 05/15/2047 (A)	1,735	1,811
TIAA Asset Management Finance LLC
2.950%, 11/01/2019 (A)	3,155	3,208

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	$2,850	$2,855
Travelers
3.750%, 05/15/2046	3,040	3,058
UBS MTN
2.200%, 06/08/2020 (A)	2,650	2,661
1.800%, 03/26/2018	3,500	3,506
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	2,065	2,191
4.125%, 09/24/2025 (A)	980	1,039
3.491%, 05/23/2023 (A)	3,260	3,355
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,166
2.625%, 01/24/2022	2,184	2,226
US Bank
2.125%, 10/28/2019	2,580	2,602
USF&G Capital III
8.312%, 07/01/2046 (A)	585	779
Validus Holdings
8.875%, 01/26/2040	1,370	2,023
Visa
2.200%, 12/14/2020	2,365	2,394
WEA Finance LLC
3.750%, 09/17/2024 (A)	3,382	3,469
2.700%, 09/17/2019 (A)	2,500	2,525
Wells Fargo
3.069%, 01/24/2023	4,290	4,384
3.000%, 04/22/2026	6,237	6,170
2.500%, 03/04/2021	3,080	3,111
2.150%, 01/15/2019	3,125	3,147
Wells Fargo MTN
4.900%, 11/17/2045	1,320	1,457
4.750%, 12/07/2046	3,143	3,414
4.400%, 06/14/2046	3,025	3,139
4.300%, 07/22/2027	939	1,002
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,041	2,087
2.150%, 01/30/2020	6,355	6,388
Westpac Banking
4.625%, 06/01/2018	3,466	3,535

		532,841

Health Care — 6.1%
AbbVie
2.500%, 05/14/2020	4,470	4,527
Aetna
3.875%, 08/15/2047	1,988	2,033
2.750%, 11/15/2022	3,300	3,351
Anthem
6.375%, 06/15/2037	1,190	1,559
3.300%, 01/15/2023	670	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AstraZeneca
6.450%, 09/15/2037	$1,070	$1,420
2.375%, 11/16/2020	3,100	3,126
2.375%, 06/12/2022	1,675	1,671
Cardinal Health
4.368%, 06/15/2047	380	390
3.079%, 06/15/2024	1,545	1,567
Coventry Health Care
5.450%, 06/15/2021	1,480	1,634
Dignity Health
2.637%, 11/01/2019	4,364	4,417
Eli Lilly
3.100%, 05/15/2027	2,355	2,411
Express Scripts Holding
4.800%, 07/15/2046	315	331
3.400%, 03/01/2027	3,500	3,479
Gilead Sciences
4.750%, 03/01/2046	880	984
4.000%, 09/01/2036	1,285	1,323
2.950%, 03/01/2027	2,560	2,545
2.550%, 09/01/2020	6,425	6,540
2.050%, 04/01/2019	4,100	4,122
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,215	1,232
Medtronic
4.625%, 03/15/2045	1,722	1,952
4.375%, 03/15/2035	3,801	4,202
3.150%, 03/15/2022	3,055	3,185
2.500%, 03/15/2020	7,965	8,102
1.500%, 03/15/2018	3,095	3,095
Merck
2.750%, 02/10/2025	815	822
2.350%, 02/10/2022	3,045	3,094
1.850%, 02/10/2020	3,210	3,220
Mylan
5.250%, 06/15/2046	1,275	1,379
3.950%, 06/15/2026	1,080	1,100
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,740	1,831
Pfizer
3.000%, 12/15/2026	1,730	1,762
Pharmacia
6.600%, 12/01/2028	1,000	1,332
Stryker
2.000%, 03/08/2019	3,225	3,236
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,885	1,734
2.800%, 07/21/2023	3,075	2,898
UnitedHealth Group
6.625%, 11/15/2037	215	304
6.500%, 06/15/2037	1,150	1,585
4.700%, 02/15/2021	4,650	5,039

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 07/15/2035	$740	$851
4.200%, 01/15/2047	1,432	1,544
3.750%, 07/15/2025	2,250	2,396
2.875%, 03/15/2023	3,300	3,380
1.400%, 12/15/2017	4,715	4,715

		112,114

Industrials — 7.0%
3M MTN
3.125%, 09/19/2046	2,300	2,115
Air Canada, Pass-Through Trust, Ser 2015-1,Cl A
3.600%, 03/15/2027 (A)	4,447	4,524
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,998	5,358
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,441	1,480
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	2,503	2,551
Aviation Capital Group
2.875%, 01/20/2022 (A)	2,055	2,070
BAE Systems
5.800%, 10/11/2041 (A)	1,940	2,404
Boeing
2.500%, 03/01/2025	1,440	1,427
1.875%, 06/15/2023	2,435	2,389
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	1,550	2,038
4.550%, 09/01/2044	3,305	3,670
Caterpillar
4.750%, 05/15/2064	720	819
3.803%, 08/15/2042	1,190	1,218
3.400%, 05/15/2024	3,050	3,205
Caterpillar Financial Services MTN
1.350%, 05/18/2019	1,030	1,024
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	4,010	4,201
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	3,316	3,482
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,438	1,473
Embraer Netherlands Finance
5.400%, 02/01/2027	1,125	1,207
Fortive
2.350%, 06/15/2021	1,475	1,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited
4.418%, 11/15/2035	$7,061	$7,695
2.342%, 11/15/2020	7,076	7,162
General Dynamics
1.875%, 08/15/2023	2,525	2,475
General Electric
5.250%, 12/06/2017	2,920	2,942
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,988	2,100
4.125%, 10/09/2042	1,930	2,046
Illinois Tool Works
2.650%, 11/15/2026	2,978	2,952
John Deere Capital
2.550%, 01/08/2021	2,500	2,549
John Deere Capital MTN
2.800%, 03/04/2021	3,160	3,240
2.650%, 06/24/2024	1,675	1,683
2.450%, 09/11/2020	2,581	2,622
1.650%, 10/15/2018	2,380	2,384
Norfolk Southern
4.050%, 08/15/2052 (A)	2,920	2,893
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,035
1.650%, 08/11/2021	1,200	1,183
1.200%, 08/12/2019	1,425	1,410
Raytheon
7.200%, 08/15/2027	1,125	1,527
Siemens
4.400%, 05/27/2045 (A)	2,000	2,204
2.900%, 05/27/2022 (A)	1,650	1,699
2.700%, 03/16/2022 (A)	1,265	1,288
1.700%, 09/15/2021 (A)	3,300	3,247
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,052
Snap-on
3.250%, 03/01/2027	2,979	3,067
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	676	743
TTX MTN
2.600%, 06/15/2020 (A)	2,620	2,639
2.250%, 02/01/2019 (A)	550	551
Union Pacific
4.050%, 03/01/2046	1,410	1,484
United Technologies
4.500%, 06/01/2042	2,315	2,490
2.800%, 05/04/2024	5,090	5,138
WW Grainger
4.200%, 05/15/2047	2,510	2,602

		128,235

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 6.8%
Apple
4.650%, 02/23/2046	$2,065	$2,357
4.500%, 02/23/2036	2,000	2,284
3.850%, 08/04/2046	3,280	3,333
3.350%, 02/09/2027	3,200	3,311
3.250%, 02/23/2026	5,260	5,439
3.000%, 02/09/2024	3,195	3,284
2.850%, 05/06/2021	2,332	2,409
2.850%, 05/11/2024	1,720	1,751
2.450%, 08/04/2026	1,055	1,025
1.550%, 02/07/2020	4,000	3,990
Applied Materials
2.625%, 10/01/2020	2,312	2,364
Broadcom
3.625%, 01/15/2024 (A)	3,260	3,356
Cisco Systems
5.900%, 02/15/2039	2,007	2,641
2.200%, 02/28/2021	3,460	3,497
2.200%, 09/20/2023	3,405	3,383
Dell International LLC
8.350%, 07/15/2046 (A)	2,585	3,335
Hewlett Packard Enterprise
6.200%, 10/15/2035	1,765	1,904
2.850%, 10/05/2018	1,205	1,218
Intel
4.900%, 07/29/2045	2,150	2,543
4.000%, 12/15/2032	4,300	4,689
2.875%, 05/11/2024	2,080	2,123
Mastercard
2.950%, 11/21/2026	1,530	1,554
Microsoft
4.100%, 02/06/2037	5,953	6,505
4.000%, 02/12/2055	1,100	1,132
3.700%, 08/08/2046	4,836	4,864
3.500%, 02/12/2035	1,085	1,111
3.300%, 02/06/2027	2,740	2,854
3.125%, 11/03/2025	2,483	2,569
2.400%, 08/08/2026	5,320	5,178
2.000%, 08/08/2023	3,975	3,925
NXP
3.875%, 09/01/2022 (A)	1,250	1,294
Oracle
4.300%, 07/08/2034	2,795	3,069
4.000%, 07/15/2046	2,750	2,834
2.650%, 07/15/2026	1,375	1,351
2.500%, 05/15/2022	4,700	4,773
2.400%, 09/15/2023	3,225	3,232
1.900%, 09/15/2021	1,140	1,137
QUALCOMM
4.300%, 05/20/2047	2,518	2,603
3.250%, 05/20/2027	3,340	3,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 01/30/2023	$2,435	$2,459
2.100%, 05/20/2020	2,470	2,488
VMware
2.950%, 08/21/2022	4,515	4,531

		123,087

Materials — 0.9%
Albemarle
4.150%, 12/01/2024	1,830	1,950
Barrick North America Finance LLC
4.400%, 05/30/2021	810	876
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)	680	789
5.000%, 09/30/2043	1,400	1,657
EI du Pont de Nemours
2.200%, 05/01/2020	2,305	2,324
Georgia-Pacific LLC
8.875%, 05/15/2031	2,016	3,194
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	1,660	1,681
Praxair
3.200%, 01/30/2026	2,315	2,394
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,436
Southern Copper
5.875%, 04/23/2045	60	68

		16,369

Real Estate — 2.2%
American Tower Trust I
3.070%, 03/15/2023 (A)	4,900	4,983
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,065
Boston Properties
3.850%, 02/01/2023	2,780	2,959
Brixmor Operating Partnership
3.900%, 03/15/2027	1,425	1,425
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,548
Kimco Realty
3.300%, 02/01/2025	1,715	1,728
2.700%, 03/01/2024	1,945	1,899
Regency Centers
4.400%, 02/01/2047	1,340	1,366
Simon Property Group
6.750%, 02/01/2040	470	648
4.375%, 03/01/2021	2,300	2,462
4.250%, 11/30/2046	1,864	1,940
2.200%, 02/01/2019	3,480	3,504
Ventas Realty
3.125%, 06/15/2023	1,480	1,495

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 01/15/2023	$2,500	$2,529
2.700%, 04/01/2020	1,396	1,414
Washington Prime Group
5.950%, 08/15/2024	895	916
WP Carey
4.600%, 04/01/2024	2,670	2,827

		39,708

Telecommunication Services — 3.5%
America Movil
6.125%, 03/30/2040	1,085	1,353
3.125%, 07/16/2022	6,480	6,713
AT&T
5.450%, 03/01/2047	1,650	1,735
5.150%, 02/14/2050	4,035	4,070
4.900%, 08/14/2037	1,555	1,571
4.750%, 05/15/2046	865	829
4.550%, 03/09/2049	984	911
3.900%, 08/14/2027	3,410	3,440
3.552%,11/27/2022 (A)(C)	12,000	10,178
SES
3.600%, 04/04/2023 (A)	5,399	5,499
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,204	1,159
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	5,036	5,110
Telefonos de Mexico
5.500%, 11/15/2019	5,245	5,669
Verizon Communications
5.500%, 03/16/2047	285	308
5.012%, 08/21/2054	1,342	1,316
4.862%, 08/21/2046	793	785
4.672%, 03/15/2055	4,060	3,773
4.522%, 09/15/2048	2,629	2,472
4.500%, 08/10/2033	5,100	5,161
4.125%, 03/16/2027	450	466
3.376%, 02/15/2025 (A)	1,155	1,160

		63,678

Utilities — 9.6%
Alabama Power
2.450%, 03/30/2022	2,135	2,158
Ameren Illinois
6.125%, 11/15/2017	1,450	1,462
2.700%, 09/01/2022	2,000	2,045
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,300	1,772
2.000%, 11/15/2018	4,470	4,487
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,526
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,320

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 08/01/2020	$35	$37
Connecticut Light & Power
5.650%, 05/01/2018	2,775	2,854
Consolidated Edison
2.000%, 03/15/2020	1,705	1,711
Dominion Energy
5.250%, 08/01/2033	2,231	2,591
1.600%, 08/15/2019	5,165	5,130
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,126
3.900%, 06/15/2021	200	214
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,706
Duke Energy Indiana LLC
6.350%, 08/15/2038	290	398
4.900%, 07/15/2043	235	283
Duke Energy Progress LLC
4.200%, 08/15/2045	3,360	3,670
4.100%, 05/15/2042	803	862
3.000%, 09/15/2021	3,745	3,862
2.800%, 05/15/2022	4,400	4,522
Edison International
2.950%, 03/15/2023	1,655	1,686
2.400%, 09/15/2022	4,000	4,012
Electricite de France
4.950%, 10/13/2045 (A)	1,695	1,871
4.750%, 10/13/2035 (A)	770	851
2.150%, 01/22/2019 (A)	4,000	4,019
Enel Finance International
2.875%, 05/25/2022 (A)	3,375	3,411
Entergy Mississippi
2.850%, 06/01/2028	3,080	3,043
Eversource Energy
2.750%, 03/15/2022	1,125	1,145
Exelon
3.950%, 06/15/2025	1,846	1,949
Florida Power & Light
5.960%, 04/01/2039	120	161
5.690%, 03/01/2040	1,621	2,131
5.125%, 06/01/2041	187	228
4.125%, 02/01/2042	2,850	3,104
Georgia Power
4.300%, 03/15/2043	3,540	3,753
1.950%, 12/01/2018	6,594	6,612
Great Plains Energy
5.292%, 06/15/2022 (D)	1,090	1,205
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,655
Kansas City Power & Light
7.150%, 04/01/2019	3,880	4,191
Kentucky Utilities
5.125%, 11/01/2040	285	349

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MidAmerican Energy	$2,580	$2,604
2.400%, 03/15/2019
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,123
Northern States Power
7.125%, 07/01/2025	3,220	4,196
Oglethorpe Power	1,420	1,661
5.375%, 11/01/2040
4.250%, 04/01/2046	1,065	1,057
4.200%, 12/01/2042	150	148
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,810	3,498
3.750%, 04/01/2045	2,815	2,859
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,895
3.750%, 02/15/2024	1,985	2,113
PacifiCorp
6.250%, 10/15/2037	2,195	2,972
6.000%, 01/15/2039	3,980	5,312
2.950%, 06/01/2023	4,940	5,117
PECO Energy
4.800%, 10/15/2043	3,075	3,608
1.700%, 09/15/2021	1,220	1,204
PPL Electric Utilities
3.950%, 06/01/2047	1,802	1,905
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,214
Public Service of Colorado
6.250%, 09/01/2037	205	280
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,298
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,337
3.600%, 09/01/2023	1,224	1,302
3.000%, 08/15/2021	3,840	3,981
South Carolina Electric & Gas
6.050%, 01/15/2038	930	1,204
5.450%, 02/01/2041	2,980	3,682
Southern California Edison
3.875%, 06/01/2021	8,795	9,361
1.845%, 02/01/2022	3,513	3,490
Southern California Gas
3.750%, 09/15/2042	165	171
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,238
2.950%, 11/15/2026	2,388	2,402

		174,344

Total Corporate Obligations (Cost $1,562,467) ($ Thousands)		1,589,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
4.500%, 05/15/2038	$1,198	$1,583
3.000%, 02/15/2047	5,345	5,644
3.000%, 05/15/2047	16,745	17,689
2.750%, 08/15/2047	910	915
U.S. Treasury Notes
2.250%, 02/15/2027	5,720	5,784
2.250%, 08/15/2027	13,340	13,491
2.125%, 07/31/2024	2,285	2,312
1.875%, 01/31/2022	536	541
1.875%, 07/31/2022	5,617	5,659
1.875%, 08/31/2024	510	507
1.750%, 05/31/2022	1,934	1,939
1.625%, 08/31/2022	4,655	4,636
1.500%, 08/15/2020	8,420	8,436
1.375%, 07/31/2019	24,130	24,153

Total U.S. Treasury Obligations (Cost $92,331) ($ Thousands)		93,289

MUNICIPAL BONDS — 2.2%

California — 0.7%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1-SUB, RB
6.793%, 04/01/2030	1,222	1,541
California State, Build America Project, GO
7.550%, 04/01/2039	3,185	4,953
California State, GO
2.193%, 04/01/2047 (E)	2,000	2,015
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,914
Regents of the University of California’s Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	170
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,762

		13,355

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,000	1,014
Miami-Dade County, Aviation Revenue, Ser D
1.917%, 10/01/2020	2,800	2,797

		3,811

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.6%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	$3,512	$4,322
6.637%, 04/01/2057	4,414	5,701

		10,023

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,618

Kentucky — 0.0%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	518	523

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	119
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	106

		225

New Jersey — 0.4%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.108%, 02/15/2020 (C)	4,500	4,224
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,711

		7,935

New York — 0.1%
New York City, Build America Project, GO
6.271%, 12/01/2037	200	278
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	955	1,198

		1,476

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	530	646
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Build America Project, GO
5.517%, 04/01/2039	$540	$711

		1,600

Total Municipal Bonds (Cost $39,125) ($ Thousands)		40,566

SOVEREIGN DEBT — 2.2%
Asian Development Bank MTN
1.500%, 01/22/2020	2,615	2,614
1.000%, 08/16/2019	2,565	2,541
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	2,965	2,997
European Investment Bank MTN
2.250%, 03/15/2022	3,170	3,222
1.875%, 03/15/2019	6,270	6,310
1.375%, 06/15/2020	3,320	3,300
1.250%, 05/15/2019	6,435	6,411
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,274
Inter-American Development Bank MTN
1.750%, 10/15/2019	3,900	3,919
International Finance MTN
1.750%, 09/04/2018	4,120	4,136
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	340

Total Sovereign Debt (Cost $39,011) ($ Thousands)		39,064

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**	38,751,058	38,751

Total Cash Equivalent (Cost $38,751) ($ Thousands)		38,751

Total Investments in Securities — 98.8% (Cost $1,771,685) ($ Thousands) @		$1,800,852

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Dec-2017	$(5,943)	$(5,968)	$(25)
Ultra 10-Year U.S. Treasury Note	(45)	Dec-2017	(6,108)	(6,144)	(36)

			$(12,051)	$(12,112)	$(61)

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,822,590 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2017.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $275,988 ($ Thousands), representing 15.1% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,770,775 ($ Thousands), and the unrealized appreciation and depreciation were $33,718 ($ Thousands) and ($3,641) ($ Thousands), respectively.

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series V

AR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,589,182	$–	$1,589,182
U.S. Treasury Obligations	–	93,289	–	93,289
Municipal Bonds	–	40,566	–	40,566
Sovereign Debt	–	39,064	–	39,064
Cash Equivalent	38,751	–	–	38,751

Total Investments in Securities	$38,751	$1,762,101	$–	$1,800,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(61)	$—	$—	$(61)

Total Other Financial Instruments	$(61)	$—	$—	$(61)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 59,477	$ 263,084	$(283,810)	$ 38,751	$ 85

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 11.6%
Adient	370	$26
Advance Auto Parts	8,200	803
Amazon.com *	43,800	42,950
AutoZone *	3,100	1,638
Best Buy	29,400	1,595
BorgWarner	22,000	1,021
Carmax *	20,500	1,377
Carnival, Cl A	46,300	3,217
CBS, Cl B	40,343	2,584
Charter Communications, Cl A *	23,800	9,485
Chipotle Mexican Grill, Cl A *	3,100	982
Coach	31,100	1,297
Comcast, Cl A	522,100	21,203
Darden Restaurants	13,900	1,141
Delphi Automotive	29,600	2,853
Discovery Communications, Cl A *	17,000	378
Discovery Communications, Cl C *	24,200	508
DISH Network, Cl A *	25,100	1,438
Dollar General	27,900	2,024
Dollar Tree *	25,784	2,053
DR Horton	37,800	1,366
Expedia	13,300	1,973
Foot Locker	14,800	521
Ford Motor	431,000	4,754
Gap	24,300	574
Garmin	12,700	654
General Motors	151,400	5,532
Genuine Parts	15,951	1,321
Goodyear Tire & Rubber	27,900	845
H&R Block	22,900	612
Hanesbrands	40,200	975
Harley-Davidson	19,300	907
Hasbro	12,200	1,199
Hilton Worldwide Holdings	22,200	1,428
Home Depot	131,932	19,773
Interpublic Group	43,700	880
Kohl’s	18,500	736
L Brands	26,600	963
Leggett & Platt	14,400	662
Lennar, Cl A	22,500	1,165
LKQ *	34,100	1,182
Lowe’s	94,800	7,005
Macy’s	33,900	704
Marriott International, Cl A	34,120	3,534
Mattel	39,200	636
McDonald’s	89,900	14,381
MGM Resorts International	53,300	1,757
Michael Kors Holdings *	17,500	739
Mohawk Industries *	7,028	1,779
NetFlix *	47,700	8,334
Newell Brands	52,999	2,559

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News	14,100	$193
News, Cl A	42,300	566
NIKE, Cl B	146,400	7,731
Nordstrom	12,300	549
Omnicom Group	25,700	1,860
O’Reilly Automotive *	10,100	1,981
Priceline Group *	5,400	10,001
PulteGroup	31,100	803
PVH	8,600	1,083
Ralph Lauren, Cl A	6,100	536
Ross Stores	42,900	2,508
Royal Caribbean Cruises	18,500	2,303
Scripps Networks Interactive, Cl A	10,600	908
Signet Jewelers	7,600	479
Staples	72,200	738
Starbucks	160,100	8,783
Target	60,600	3,305
Tiffany	11,800	1,079
Time Warner	85,700	8,664
TJX	70,900	5,126
Tractor Supply	14,200	845
TripAdvisor *	12,200	521
Twenty-First Century Fox, Cl A	115,600	3,189
Twenty-First Century Fox, Cl B	53,900	1,461
Ulta Beauty *	6,500	1,437
Under Armour, Cl A *	21,900	354
Under Armour, Cl C *	20,436	309
VF	35,500	2,232
Viacom, Cl B	39,700	1,135
Walt Disney	160,462	16,239
Whirlpool	8,000	1,373
Wyndham Worldwide	11,500	1,146
Wynn Resorts	8,800	1,223
Yum! Brands	36,600	2,812

		281,495

Consumer Staples — 8.2%
Altria Group	213,100	13,510
Archer-Daniels-Midland	62,500	2,582
Brown-Forman, Cl B	19,500	1,034
Campbell Soup	21,200	979
Church & Dwight	27,500	1,380
Clorox	14,300	1,981
Coca-Cola	424,200	19,322
Colgate-Palmolive	97,600	6,992
Conagra Brands	44,700	1,451
Constellation Brands, Cl A	18,900	3,782
Costco Wholesale	48,500	7,602
Coty, Cl A	52,579	872
CVS Health	112,700	8,716
Dr. Pepper Snapple Group	20,050	1,826
Estee Lauder, Cl A	24,500	2,621

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills	63,700	$3,393
Hershey	15,200	1,595
Hormel Foods	29,800	916
JM Smucker	12,882	1,349
Kellogg	27,900	1,826
Kimberly-Clark	39,100	4,821
Kraft Heinz	65,866	5,319
Kroger	99,800	2,183
McCormick	12,500	1,189
Molson Coors Brewing, Cl B	20,100	1,804
Mondelez International, Cl A	167,600	6,815
Monster Beverage *	44,520	2,485
PepsiCo	157,562	18,235
Philip Morris International	171,300	20,030
Procter & Gamble	282,136	26,033
Sysco	54,000	2,844
Tyson Foods, Cl A	31,900	2,019
Walgreens Boots Alliance	94,500	7,702
Wal-Mart Stores	162,955	12,722

		197,930

Energy — 5.5%
Anadarko Petroleum	61,400	2,513
Andeavor	16,400	1,642
Apache	41,500	1,612
Baker Hughes A GE	46,600	1,580
Cabot Oil & Gas	51,500	1,316
Chesapeake Energy *	91,100	332
Chevron	209,000	22,492
Cimarex Energy	10,500	1,047
Concho Resources *	16,400	1,820
ConocoPhillips	136,500	5,960
Devon Energy	57,300	1,799
EOG Resources	63,700	5,414
EQT	19,200	1,197
ExxonMobil	467,500	35,684
Halliburton	95,500	3,722
Helmerich & Payne	12,000	508
Hess	29,200	1,136
Kinder Morgan	211,277	4,084
Marathon Oil	94,000	1,045
Marathon Petroleum	57,310	3,006
National Oilwell Varco	42,800	1,313
Newfield Exploration *	22,400	585
Noble Energy	50,300	1,196
Occidental Petroleum	84,300	5,033
ONEOK	42,000	2,275
Phillips 66	48,300	4,048
Pioneer Natural Resources	18,700	2,424
Range Resources	22,200	385
Schlumberger	153,337	9,738
TechnipFMC *	51,600	1,333

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy	49,100	$3,344
Williams	90,600	2,693

		132,276

Financials — 13.5%
Affiliated Managers Group	6,200	1,095
Aflac	43,600	3,599
Allstate	40,100	3,629
American Express	82,900	7,138
American International Group	97,100	5,873
Ameriprise Financial	16,900	2,341
Aon	29,000	4,036
Arthur J Gallagher	19,800	1,146
Assurant	5,900	559
Bank of America	1,097,900	26,229
Bank of New York Mellon	114,700	5,996
BB&T	89,300	4,116
Berkshire Hathaway, Cl B *	209,600	37,971
BlackRock, Cl A	13,341	5,590
Brighthouse Financial *	10,845	619
Capital One Financial	53,200	4,235
CBOE Holdings	10,400	1,049
Charles Schwab	134,300	5,358
Chubb	51,626	7,301
Cincinnati Financial	16,600	1,275
Citigroup	303,700	20,661
Citizens Financial Group	55,900	1,852
CME Group, Cl A	37,600	4,730
Comerica	19,600	1,338
Discover Financial Services	41,600	2,452
E*TRADE Financial *	30,400	1,247
Everest Re Group	4,500	1,136
Fifth Third Bancorp	82,000	2,143
Franklin Resources	37,200	1,608
Goldman Sachs Group	40,500	9,061
Hartford Financial Services Group	40,600	2,195
Huntington Bancshares	118,100	1,487
Intercontinental Exchange	65,145	4,213
Invesco	44,200	1,449
JPMorgan Chase	392,000	35,629
KeyCorp	121,099	2,084
Leucadia National	35,800	848
Lincoln National	24,400	1,656
Loews	29,900	1,393
M&T Bank	17,021	2,517
Marsh & McLennan	56,800	4,435
MetLife	119,300	5,587
Moody’s	18,447	2,472
Morgan Stanley	157,300	7,157
Nasdaq	12,500	942
Navient	32,100	424
Northern Trust	23,600	2,089

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial	38,600	$645
PNC Financial Services Group	53,500	6,709
Principal Financial Group	29,700	1,857
Progressive	64,300	2,989
Prudential Financial	47,300	4,828
Raymond James Financial	14,200	1,112
Regions Financial	132,900	1,875
S&P Global	28,400	4,383
SunTrust Banks	53,100	2,926
Synchrony Financial	84,311	2,596
T. Rowe Price Group	26,700	2,252
Torchmark	12,300	947
Travelers	30,900	3,744
Unum Group	25,200	1,214
US Bancorp	175,200	8,979
Wells Fargo	496,200	25,341
Willis Towers Watson	14,095	2,093
XL Group	28,900	1,184
Zions Bancorporation	22,900	1,000

		328,634

Health Care — 14.1%
Abbott Laboratories	191,939	9,777
AbbVie	175,600	13,223
Aetna	36,618	5,775
Agilent Technologies	35,200	2,278
Alexion Pharmaceuticals *	24,800	3,532
Align Technology *	8,400	1,485
Allergan	37,100	8,514
AmerisourceBergen	18,061	1,449
Amgen	81,200	14,435
Anthem	29,300	5,744
Baxter International	53,538	3,321
Becton Dickinson	25,077	5,001
Biogen *	23,600	7,471
Boston Scientific *	150,800	4,155
Bristol-Myers Squibb	181,700	10,989
C.R. Bard	8,000	2,566
Cardinal Health	34,900	2,354
Celgene *	86,100	11,962
Centene *	19,100	1,697
Cerner *	32,100	2,176
Cigna	28,300	5,152
Cooper	5,400	1,354
Danaher	67,400	5,623
DaVita HealthCare Partners *	17,500	1,025
Dentsply Sirona	24,900	1,409
Edwards Lifesciences *	23,200	2,637
Eli Lilly	107,400	8,731
Envision Healthcare *	12,997	681
Express Scripts Holding *	65,300	4,102
Gilead Sciences	144,156	12,067

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare *	31,400	$2,470
Henry Schein *	8,900	1,546
Hologic *	31,000	1,197
Humana	15,900	4,096
IDEXX Laboratories *	9,700	1,508
Illumina *	16,200	3,312
Incyte *	18,600	2,556
Intuitive Surgical *	4,100	4,119
Johnson & Johnson	297,200	39,340
Laboratory Corp of America Holdings *	11,154	1,750
McKesson	23,200	3,464
Medtronic	151,055	12,178
Merck	301,700	19,267
Mettler Toledo International *	2,800	1,694
Mylan *	50,300	1,583
Patterson	8,900	343
PerkinElmer	12,000	804
Perrigo	15,900	1,255
Pfizer	658,396	22,333
Quest Diagnostics	14,900	1,614
Quintiles IMS Holdings *	15,200	1,460
Regeneron Pharmaceuticals *	8,400	4,174
ResMed	15,600	1,210
Stryker	34,200	4,835
Thermo Fisher Scientific	43,300	8,103
UnitedHealth Group	106,300	21,143
Universal Health Services, Cl B	9,900	1,070
Varian Medical Systems *	10,100	1,073
Vertex Pharmaceuticals *	27,600	4,431
Waters *	8,800	1,615
Zimmer Biomet Holdings	22,100	2,525
Zoetis, Cl A	53,967	3,384

		342,137

Industrials — 9.7%
3M	65,900	13,465
Acuity Brands	5,000	884
Alaska Air Group	13,300	993
Allegion	10,533	829
American Airlines Group	54,000	2,416
Ametek	25,400	1,607
AO Smith	16,300	908
Arconic	48,766	1,242
Boeing	61,900	14,835
C.H. Robinson Worldwide	15,600	1,102
Caterpillar	65,100	7,649
Cintas	9,600	1,296
CSX	101,800	5,110
Cummins	17,100	2,725
Deere	32,400	3,756
Delta Air Lines	81,100	3,827
Dover	17,200	1,460

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton	49,201	$3,531
Emerson Electric	70,900	4,186
Equifax	13,100	1,866
Expeditors International of Washington	19,900	1,116
Fastenal	32,000	1,365
FedEx	27,149	5,820
Flowserve	14,400	566
Fluor	15,200	586
Fortive	33,350	2,167
Fortune Brands Home & Security	17,000	1,063
General Dynamics	31,300	6,302
General Electric	960,792	23,587
Honeywell International	84,100	11,628
IHS Markit *	35,100	1,644
Illinois Tool Works	34,256	4,711
Ingersoll-Rand	28,000	2,391
Jacobs Engineering Group	13,300	725
JB Hunt Transport Services	9,700	959
Johnson Controls International	103,304	4,090
Kansas City Southern	11,700	1,210
L3 Technologies	8,600	1,561
Lockheed Martin	27,524	8,406
Masco	35,400	1,302
Nielsen Holdings	37,200	1,445
Norfolk Southern	31,900	3,845
Northrop Grumman	19,300	5,254
Paccar	38,500	2,554
Parker Hannifin	14,700	2,365
Pentair	18,546	1,151
Quanta Services *	16,600	596
Raytheon	32,100	5,842
Republic Services, Cl A	25,400	1,657
Robert Half International	14,100	639
Rockwell Automation	14,100	2,313
Rockwell Collins	18,000	2,359
Roper Technologies	11,200	2,583
Snap-on	6,400	944
Southwest Airlines	66,600	3,472
Stanley Black & Decker	16,900	2,434
Stericycle *	9,400	676
Textron	29,000	1,424
TransDigm Group	5,400	1,408
Union Pacific	89,300	9,403
United Continental Holdings *	31,200	1,933
United Parcel Service, Cl B	76,200	8,714
United Rentals *	9,300	1,098
United Technologies	82,400	9,865
Verisk Analytics, Cl A *	17,000	1,378
Waste Management	45,000	3,470
WW Grainger	5,900	959

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	19,900	$1,235

		235,902

Information Technology — 22.6%
Accenture, Cl A	68,600	8,970
Activision Blizzard	76,400	5,009
Adobe Systems *	54,700	8,487
Advanced Micro Devices *	85,700	1,114
Akamai Technologies *	19,100	901
Alliance Data Systems	6,200	1,398
Alphabet, Cl A *	32,845	31,375
Alphabet, Cl C *	32,922	30,925
Amphenol, Cl A	33,500	2,711
Analog Devices	40,336	3,375
Ansys *	9,500	1,224
Apple	575,200	94,333
Applied Materials	118,900	5,365
Autodesk *	21,400	2,449
Automatic Data Processing	49,300	5,249
Broadcom, Cl A	44,293	11,165
CA	33,800	1,121
Cisco Systems	551,600	17,767
Citrix Systems *	16,700	1,306
Cognizant Technology Solutions, Cl A	64,900	4,593
Corning	101,000	2,905
CSRA	16,100	507
DXC Technology	31,038	2,638
eBay *	110,700	4,000
Electronic Arts *	34,100	4,143
F5 Networks *	7,200	859
Facebook, Cl A *	260,800	44,850
Fidelity National Information Services	36,300	3,373
Fiserv *	23,300	2,882
FLIR Systems	15,300	581
Gartner *	10,100	1,218
Global Payments	16,812	1,605
Harris	13,400	1,647
Hewlett Packard Enterprise	182,700	3,300
HP	184,900	3,528
Intel	519,500	18,219
International Business Machines	94,358	13,496
Intuit	26,800	3,791
Juniper Networks	42,300	1,173
Kla-Tencor	17,300	1,621
Lam Research	17,687	2,936
Mastercard, Cl A	103,500	13,797
Microchip Technology	25,400	2,205
Micron Technology *	114,300	3,654
Microsoft	851,700	63,682
Motorola Solutions	18,067	1,592
NetApp	30,400	1,175
Nvidia	65,800	11,149

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	331,400	$16,679
Paychex	34,900	1,990
PayPal Holdings *	123,400	7,611
Qorvo *	14,200	1,040
QUALCOMM	163,400	8,541
Red Hat *	19,700	2,118
Salesforce.com *	74,000	7,066
Seagate Technology	32,800	1,034
Skyworks Solutions	20,400	2,149
Symantec	67,200	2,015
Synopsys *	16,600	1,335
TE Connectivity	39,000	3,104
Texas Instruments	110,200	9,127
Total System Services	18,300	1,265
VeriSign *	9,700	1,006
Visa, Cl A	203,700	21,087
Western Digital	32,203	2,843
Western Union	52,200	988
Xerox	23,575	761
Xilinx	27,400	1,810

		548,932

Materials — 2.8%
Air Products & Chemicals	24,100	3,503
Albemarle	12,400	1,442
Avery Dennison	9,800	924
Ball	38,000	1,520
CF Industries Holdings	25,800	748
Dow Chemical	124,200	8,278
E.I. du Pont de Nemours	95,800	8,041
Eastman Chemical	15,800	1,362
Ecolab	28,700	3,826
FMC	14,800	1,276
Freeport-McMoRan, Cl B *	147,100	2,174
International Flavors & Fragrances	8,800	1,204
International Paper	45,200	2,435
LyondellBasell Industries, Cl A	36,300	3,288
Martin Marietta Materials	6,900	1,463
Monsanto	48,400	5,672
Mosaic	38,800	775
Newmont Mining	59,100	2,266
Nucor	34,800	1,918
Packaging Corp of America	10,400	1,169
PPG Industries	28,100	2,931
Praxair	31,464	4,139
Sealed Air	21,900	972
Sherwin-Williams	8,975	3,045
Vulcan Materials	14,400	1,746
WestRock	27,741	1,579

		67,696

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.0%
Alexandria Real Estate Equities ‡	10,200	$1,237
American Tower, Cl A ‡	46,947	6,951
Apartment Investment & Management, Cl A ‡	17,600	798
AvalonBay Communities ‡	15,100	2,835
Boston Properties ‡	16,800	2,026
CBRE Group, Cl A *	33,200	1,198
Crown Castle International ‡	44,500	4,826
Digital Realty Trust ‡	17,700	2,095
Duke Realty ‡	39,200	1,165
Equinix ‡	8,557	4,008
Equity Residential ‡	40,600	2,726
Essex Property Trust ‡	7,300	1,942
Extra Space Storage ‡	13,900	1,079
Federal Realty Investment Trust ‡	8,000	1,015
Four Corners Property Trust ‡	1	—
GGP ‡	64,300	1,334
HCP ‡	50,900	1,517
Host Hotels & Resorts ‡	81,785	1,482
Iron Mountain ‡	27,671	1,091
Kimco Realty ‡	48,200	946
Macerich ‡	13,200	697
Mid-America Apartment Communities ‡	12,300	1,309
Prologis ‡	58,300	3,694
Public Storage ‡	16,500	3,388
Realty Income ‡	29,700	1,710
Regency Centers ‡	16,500	1,061
SBA Communications, Cl A *‡	13,400	2,058
Simon Property Group ‡	34,500	5,411
SL Green Realty ‡	11,300	1,089
UDR ‡	29,600	1,149
Ventas ‡	38,900	2,662
Vornado Realty Trust ‡	19,000	1,415
Welltower ‡	40,200	2,943
Weyerhaeuser ‡	82,327	2,685

		71,542

Telecommunication Services — 2.1%
AT&T	678,216	25,406
CenturyLink	60,500	1,193
Level 3 Communications *	32,400	1,764
Verizon Communications	450,000	21,586

		49,949

Utilities — 3.1%
AES	73,000	806
Alliant Energy	25,200	1,077
Ameren	26,800	1,608
American Electric Power	54,100	3,983
American Water Works	19,700	1,594
CenterPoint Energy	47,600	1,410
CMS Energy	31,000	1,505

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison	33,500	$2,823
Dominion Energy	69,400	5,467
DTE Energy	19,600	2,201
Duke Energy	77,430	6,760
Edison International	36,000	2,886
Entergy	19,900	1,575
Eversource Energy	34,600	2,180
Exelon	102,400	3,878
FirstEnergy	49,700	1,619
NextEra Energy	51,800	7,796
NiSource	35,800	962
NRG Energy	35,100	874
PG&E	56,200	3,955
Pinnacle West Capital	12,300	1,107
PPL	74,900	2,939
Public Service Enterprise Group	56,000	2,623
SCANA	15,800	954
Sempra Energy	27,700	3,267
Southern	109,700	5,294
WEC Energy Group	34,462	2,248
Xcel Energy	56,200	2,782

		76,173

Total Common Stock (Cost $1,495,329) ($ Thousands)		2,332,666

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust (A)	33,500	$8,291

Total Exchange Traded Fund (Cost $6,013) ($ Thousands)		8,291

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - PDC * ‡‡	21,800	1
Safeway CVR - Casa Ley * ‡‡	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments in Securities— 96.5% (Cost $1,501,342) ($ Thousands) @		$2,340,980

	Contracts
PURCHASED OPTION — 0.0%

Total Purchased Option (B) (Cost $3,977) ($ Thousands)	2,068	$217

WRITTEN OPTION — 0.0%

Total Written Option (B) (Premiums Received $1,855) ($ Thousands)	(2,068)	$(93)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC 40 10 Euro Index	1,586	Sep-2017	$95,419	$95,874	$(947)
DAX Index	267	Sep-2017	94,909	95,755	(4,803)
IBEX Index	784	Sep-2017	96,469	96,034	(1,841)
S&P 500 Index E-MINI	(3,735)	Sep-2017	(455,404)	(461,273)	(5,869)
TOPIX Index	1,634	Sep-2017	237,175	240,661	2,456

			$68,568	$67,051	$(11,004)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	10/11/17	USD	354	JPY	39,012	$1
Bank of America	10/11/17	USD	372,266	INR	24,276,869	5,742
Bank of America	10/11/17	INR	1,165,000	USD	17,881	(259)
Bank of America	01/09/18	USD	5,837	SAR	21,933	9

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/09/18	SAR	473,601	USD	125,162	$ (1,070)
Barclays PLC	10/11/17	USD	2,671	SGD	3,670	34
BNP Paribas	10/11/17	USD	1,977	JPY	217,464	3
BNP Paribas	10/11/17	USD	4,872	EUR	4,093	4
Citigroup	10/11/17	USD	329	SGD	447	–
Goldman Sachs	10/11/17	EUR	19,653	USD	22,406	(1,009)
Goldman Sachs	10/11/17	JPY	1,646,055	USD	14,746	(242)
JPMorgan Chase Bank	10/11/17	JPY	937,781	USD	8,393	(145)
Morgan Stanley	10/11/17	USD	2,509	TWD	76,100	25
Morgan Stanley	10/11/17	TWD	1,891,435	USD	62,165	(816)
Standard Chartered	10/11/17	USD	6,321	EUR	5,507	241
Standard Chartered	10/11/17	USD	7,167	KRW	8,180,000	112
Standard Chartered	10/11/17	KRW	118,000	USD	105	–
Standard Chartered	10/11/17	KRW	278,851,130	USD	244,445	(3,689)
TD Securities	10/11/17	USD	2,236	EUR	1,895	22
UBS	10/11/17	SGD	85,816	USD	62,093	(1,145)

						$ (2,182)

For the period ended August 31, 2017, the total amount of all open futures and currency contracts, as presented in the tables above, are representative of the volume for these derivatives type during the period.

A list of the open options contracts held by the Fund at August 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTION — 0.0%
Put Option
September 2017, S&P 500 Index*	2,068	$511,137	$2,320.00	09/15/17	$ 217

Total Purchased Option (Cost $3,977) ($ Thousands)		$511,137			$ 217

WRITTEN OPTION — 0.0%
Put Option
September 2017, S&P 500 Index*	(2,068)	$(511,137)	$2,200.00	09/15/17	$ (93)

Total Written Option (Premiums Received $1,855) ($ Thousands)		$(511,137)			$ (93)

Percentages are based on Net Assets of $2,425,538 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2017.

(B)	Refer to table above for details on options contracts.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $1,481,096 ($ Thousands), and the unrealized appreciation and depreciation were $908,382 ($ Thousands) and ($48,498) ($ Thousands), respectively.

CAC 40 – French Stock Market Index

Cl – Class

CVR – Contingent Value Right

DAX – Deutsche Boerse AG German Stock Index

ETF – Exchange Traded Fund

EUR – Euro

IBEX – Madrid Stock Exchange

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

Ltd. – Limited

PDC – Property Development Centers

PLC – Public Limited Company

S&P– Standard & Poor’s

SAR – Saudi Riyal

SGD – Singapore Dollar

SPDR – Standard & Poor’s Depository Receipt

TOPIX – Tokyo Price Index

TWD – Taiwan Dollar

USD – United States Dollar

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Dynamic Asset Allocation Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,332,666	$–	$–	$2,332,666
Exchange Traded Fund	8,291	–	–	8,291
Rights	–	23	–	23

Total Investments in Securities	$2,340,957	$23	$–	$2,340,980

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$217	$–	$–	$217
Written Option	(93)	–	–	(93)
Futures Contracts *
Unrealized Appreciation	2,456	–	–	2,456
Unrealized Depreciation	(13,460)	–	–	(13,460)
Forwards Contracts *
Unrealized Appreciation	–	6,193	–	6,193
Unrealized Depreciation	–	(8,375)	–	(8,375)

Total Other Financial Instruments	$(10,880)	$(2,182)	$–	$(13,062)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.4%
U.S. Treasury Bills
1.103%, 10/19/2017 (A) (G)	$12,900	$12,881
1.033%, 11/09/2017 (A) (G)	29,400	29,348
0.982%, 11/30/2017 (A) (G)	84,900	84,689
U.S. Treasury Inflation-Protected Securities (B)
1.375%, 01/15/2020	43,264	44,856
1.250%, 07/15/2020	41,887	43,708
1.125%, 01/15/2021	11,517	11,999
0.625%, 07/15/2021	105,731	108,907
0.375%, 07/15/2025	2,933	2,957
0.125%, 04/15/2019	19,078	19,118
0.125%, 04/15/2020	58,779	59,079
0.125%, 04/15/2021	20,896	20,991
0.125%, 01/15/2022	27,625	27,784
0.125%, 04/15/2022	17,761	17,815
0.125%, 07/15/2022	19,238	19,391
0.125%, 01/15/2023	26,680	26,721

Total U.S. Treasury Obligations (Cost $529,929) ($ Thousands)		530,244

	Shares

COMMON STOCK — 27.8%
Consumer Staples — 6.7%
Altria Group	56,414	3,577
Andersons	522	17
Archer-Daniels-Midland	15,351	634
B&G Foods, Cl A	2,122	65
Blue Buffalo Pet Products *	2,200	57
Boston Beer, Cl A *	150	22
Brown-Forman, Cl A	1,472	82
Brown-Forman, Cl B	4,822	256
Bunge	4,941	369
Calavo Growers	350	23
Cal-Maine Foods	550	20
Campbell Soup	5,050	233
Casey’s General Stores	1,202	127
Central Garden and Pet, Cl A *	622	21
Church & Dwight	7,148	359
Clorox	3,598	498
Coca-Cola	111,386	5,074
Coca-Cola Bottling	120	26
Colgate-Palmolive	25,329	1,815
Conagra Brands	12,089	392
Constellation Brands, Cl A	4,797	960
Costco Wholesale	12,617	1,978
Coty, Cl A	12,500	207
CVS Health	29,397	2,274
Darling International *	5,964	104
Dean Foods	3,228	35
Dr. Pepper Snapple Group	4,941	450
Edgewell Personal Care *	1,722	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energizer Holdings	1,587	$70
Estee Lauder, Cl A	6,044	647
Flowers Foods	4,750	82
Fresh Del Monte Produce	1,028	48
General Mills	16,922	901
Hain Celestial Group *	3,126	126
Herbalife *	2,309	159
Hershey	3,886	408
Hormel Foods	7,100	218
Hostess Brands, Cl A *	6,668	89
HRG Group *	4,222	67
Ingles Markets, Cl A	421	9
Ingredion	2,164	268
J&J Snack Foods	573	73
JM Smucker	3,174	332
Kellogg	6,860	449
Kimberly-Clark	9,988	1,231
Kraft Heinz	16,776	1,355
Kroger	28,303	619
Lamb Weston Holdings	4,050	184
Lancaster Colony	650	76
McCormick	3,222	307
Molson Coors Brewing, Cl B	4,509	405
Mondelez International, Cl A	42,219	1,717
Monster Beverage *	12,952	723
National Beverage	467	54
Nu Skin Enterprises, Cl A	1,628	99
PepsiCo	40,385	4,674
Performance Food Group *	4,174	116
Philip Morris International	46,074	5,387
Pilgrim’s Pride *	1,022	30
Pinnacle Foods	3,350	199
Post Holdings *	2,028	173
PriceSmart	800	65
Procter & Gamble	73,083	6,743
Rite Aid *	27,000	65
Sanderson Farms	528	78
Seaboard	5	21
Snyder’s-Lance	2,693	96
SpartanNash	1,378	34
Spectrum Brands Holdings	850	93
Sprouts Farmers Market *	4,072	81
SUPERVALU *	753	15
Sysco	14,909	785
Tootsie Roll Industries	566	21
TreeHouse Foods *	1,573	105
Tyson Foods, Cl A	7,819	495
United Natural Foods *	1,650	57
Universal	778	44
US Foods Holding *	4,973	137
Vector Group	4,100	89
Walgreens Boots Alliance	26,517	2,161

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wal-Mart Stores	41,772	$3,261
WD-40	273	30
Weis Markets	300	13

		55,590

Energy — 6.8%
Anadarko Petroleum	24,191	990
Andeavor	6,270	628
Antero Resources *	11,600	228
Apache	16,736	650
Archrock	6,300	64
Atwood Oceanics *	2,887	19
Baker Hughes, a GE Company	17,558	595
Bonanza Creek Energy *	1,876	49
C&J Energy Services *	3,000	76
Cabot Oil & Gas, Cl A	19,525	499
Callon Petroleum *	6,872	71
Carrizo Oil & Gas *	2,600	35
Centennial Resource Development, Cl A *	6,900	119
Cheniere Energy *	8,923	382
Chesapeake Energy *	41,172	150
Chevron	79,288	8,533
Cimarex Energy	3,982	397
Concho Resources *	6,445	715
ConocoPhillips	52,127	2,276
CONSOL Energy *	9,115	133
Continental Resources *	3,073	104
Delek US Holdings	3,022	75
Denbury Resources *	17,228	18
Devon Energy	22,643	711
Diamond Offshore Drilling *	2,528	29
Diamondback Energy *	4,088	371
Dril-Quip *	1,200	45
Eclipse Resources *	20,584	48
Energen *	4,569	234
Ensco, Cl A	11,922	51
EOG Resources	24,672	2,097
EQT	7,196	449
Exterran *	723	20
Extraction Oil & Gas *	7,723	101
ExxonMobil	176,808	13,496
Forum Energy Technologies *	3,713	43
GasLog	5,928	100
Green Plains Renewable Energy	900	17
Gulfport Energy *	6,422	80
Halliburton	37,321	1,454
Helix Energy Solutions Group *	3,022	19
Helmerich & Payne	5,050	214
Hess	12,665	493
HollyFrontier	6,172	193
Kinder Morgan	81,216	1,570
Kosmos Energy *	10,200	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum *	5,872	$73
Marathon Oil	37,658	419
Marathon Petroleum	21,983	1,153
Matador Resources *	4,136	97
McDermott International *	11,250	69
Murphy Oil	9,138	207
National Oilwell Varco	16,262	499
Newfield Exploration *	7,550	197
Newpark Resources *	5,234	42
Noble	10,800	35
Noble Energy	21,396	509
Nordic American Offshore	118	—
Nordic American Tankers	2,872	14
Oasis Petroleum *	8,200	60
Occidental Petroleum	32,911	1,965
Oceaneering International	4,232	95
Oil States International *	1,972	43
ONEOK	8,827	478
Par Petroleum *	3,781	67
Parsley Energy, Cl A *	10,677	267
Patterson-UTI Energy	9,859	157
PBF Energy, Cl A	4,617	109
PDC Energy *	2,050	81
PHI *	1,789	20
Phillips 66	18,803	1,576
Pioneer Natural Resources	7,310	948
QEP Resources *	9,800	74
Range Resources	10,436	181
Resolute Energy *	1,587	47
REX American Resources *	653	57
Rice Energy *	7,984	218
Ring Energy *	3,310	39
Rowan, Cl A *	4,600	45
RPC	1,072	21
RSP Permian *	5,290	166
Sanchez Energy *	5,234	23
Schlumberger	58,941	3,743
SEACOR Holdings *	400	15
SemGroup, Cl A	2,800	72
SM Energy	3,772	50
Southwestern Energy *	17,450	95
SRC Energy *	8,700	69
Stone Energy *	1,924	47
Superior Energy Services *	6,922	57
Targa Resources	7,936	354
Transocean *	23,037	188
Ultra Petroleum *	12,300	96
Unit *	2,953	47
US Silica Holdings	2,722	74
Valero Energy	18,613	1,268
Whiting Petroleum *	22,250	99
Williams	32,958	980

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Fuel Services	2,572	$89
WPX Energy *	22,075	220

		56,327

Health Care — 5.8%
Abbott Laboratories	23,483	1,196
AbbVie	21,731	1,636
ABIOMED *	723	109
Acadia Healthcare *	600	28
ACADIA Pharmaceuticals *	800	28
Aetna	4,461	703
Agilent Technologies	4,954	321
Agios Pharmaceuticals *	1,300	82
Akorn *	972	32
Alere *	723	36
Alexion Pharmaceuticals *	2,878	410
Align Technology *	933	165
Allergan	4,716	1,082
Allscripts Healthcare Solutions *	1,722	23
Alnylam Pharmaceuticals *	1,114	96
AmerisourceBergen	2,272	182
Amgen	10,218	1,816
AMN Healthcare Services *	500	19
Anthem	3,406	668
athenahealth *	747	105
Baxter International	6,812	423
Becton Dickinson	2,686	536
Biogen *	3,024	957
BioMarin Pharmaceutical *	2,471	223
Bio-Rad Laboratories, Cl A *	467	102
Bio-Techne	450	56
Bioverativ *	2,068	117
Bluebird Bio *	573	72
Boston Scientific *	17,558	484
Bristol-Myers Squibb	22,115	1,338
Brookdale Senior Living, Cl A *	1,623	20
Bruker	900	26
C.R. Bard	933	299
Cambrex *	350	18
Cantel Medical	300	24
Cardinal Health	4,617	311
Catalent *	900	37
Celgene *	10,595	1,472
Centene *	2,500	222
Cerner *	4,122	279
Charles River Laboratories International *	747	81
Chemed	420	83
Cigna	3,463	630
Clovis Oncology *	350	27
Cooper	768	193
Danaher	8,581	716
DaVita HealthCare Partners *	2,686	157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dentsply Sirona	3,400	$192
DexCom *	1,400	104
Edwards Lifesciences *	2,982	339
Eli Lilly	13,502	1,098
Endo International *	3,000	26
Envision Healthcare *	1,822	95
Exact Sciences *	1,122	47
Exelixis *	3,799	111
Express Scripts Holding *	7,867	494
FibroGen *	1,214	59
Gilead Sciences	17,122	1,433
Globus Medical, Cl A *	700	21
Haemonetics *	572	25
Halyard Health *	2,334	106
HCA Healthcare *	4,232	333
HealthEquity *	500	21
HealthSouth	822	38
Henry Schein *	1,307	227
Hill-Rom Holdings	1,222	94
HMS Holdings *	1,122	20
Hologic *	4,350	168
Horizon Pharma *	1,472	20
Humana	2,092	539
ICU Medical *	467	81
IDEXX Laboratories *	1,391	216
Illumina *	1,950	399
INC Research Holdings, Cl A *	1,027	60
Incyte *	2,400	330
Insulet *	522	30
Integra LifeSciences Holdings *	572	29
Intercept Pharmaceuticals *	222	26
Intuitive Surgical *	517	519
Ionis Pharmaceuticals *	1,924	103
Ironwood Pharmaceuticals, Cl A *	1,272	20
Johnson & Johnson	37,979	5,027
Juno Therapeutics *	2,013	83
Kite Pharma *	500	89
Laboratory Corp of America Holdings *	1,494	234
LifePoint Hospitals *	400	23
Ligand Pharmaceuticals *	222	29
Magellan Health Services *	578	47
Mallinckrodt *	1,550	64
Masimo *	800	68
McKesson	2,830	423
Medicines *	650	24
Medidata Solutions *	471	35
MEDNAX *	1,673	75
Medtronic	18,709	1,508
Merck	37,082	2,368
Mettler Toledo International *	360	218
Molina Healthcare *	1,260	81
Mylan *	6,350	200

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nektar Therapeutics, Cl A *	1,600	$34
Neogen *	373	26
Neurocrine Biosciences *	872	49
Nevro *	222	19
NuVasive *	1,100	69
Omnicell *	550	28
OPKO Health *	2,750	18
Owens & Minor	650	18
Pacira Pharmaceuticals *	1,540	59
PAREXEL International *	424	37
Patterson	1,723	66
Penumbra *	250	22
PerkinElmer	1,573	105
Perrigo	2,164	171
Pfizer	80,353	2,726
Portola Pharmaceuticals, Cl A *	1,163	74
Premier, Cl A *	672	23
Prestige Brands Holdings *	500	25
Puma Biotechnology *	480	44
QIAGEN	4,136	133
Quest Diagnostics	2,194	238
Quintiles IMS Holdings *	2,068	199
Regeneron Pharmaceuticals *	1,017	505
Repligen *	2,614	114
ResMed	2,272	176
Sage Therapeutics *	373	31
Sarepta Therapeutics *	1,163	47
Seattle Genetics *	1,573	83
Stryker	4,269	604
Teleflex	700	148
TESARO *	600	77
Thermo Fisher Scientific	5,534	1,036
Ultragenyx Pharmaceutical *	424	24
United Therapeutics *	778	102
UnitedHealth Group	12,562	2,499
Universal Health Services, Cl B	1,322	143
Varian Medical Systems *	1,472	156
VCA Antech *	1,122	104
Veeva Systems, Cl A *	1,779	106
Vertex Pharmaceuticals *	3,262	524
VWR *	773	26
Waters *	1,027	188
WellCare Health Plans *	778	136
West Pharmaceutical Services	1,222	106
Wright Medical Group *	1,223	36
Zimmer Biomet Holdings	2,693	308
Zoetis, Cl A	5,996	376

		47,497

Information Technology — 2.9%
Accenture, Cl A	4,126	540
ACI Worldwide *	1,022	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Activision Blizzard	5,675	$372
Adobe Systems *	3,358	521
Akamai Technologies *	1,300	61
Alliance Data Systems	480	108
Alphabet, Cl A *	2,073	1,980
Alphabet, Cl C *	2,099	1,972
Amdocs	2,380	154
Ansys *	924	119
Aspen Technology *	424	27
Autodesk *	1,400	160
Automatic Data Processing	3,400	362
Blackbaud	840	71
Booz Allen Hamilton Holding, Cl A	600	20
Broadridge Financial Solutions	1,300	102
CA	2,322	77
Cadence Design Systems *	3,174	125
CDK Global	1,635	105
Citrix Systems *	1,400	109
Cognizant Technology Solutions, Cl A	4,521	320
Conduent *	5,816	96
CoreLogic *	522	25
CoStar Group *	171	49
CSRA	723	23
Dell Technologies, Cl V *	424	32
DST Systems	400	21
DXC Technology	1,867	159
eBay *	7,522	272
Electronic Arts *	2,222	270
Ellie Mae *	200	17
EPAM Systems *	250	20
Euronet Worldwide *	273	27
Facebook, Cl A *	16,589	2,853
Fair Isaac	200	28
Fidelity National Information Services	2,573	239
First Data, Cl A *	1,750	32
Fiserv *	1,750	216
FleetCor Technologies *	773	111
Fortinet *	650	25
Gartner *	800	96
Genpact	850	24
Global Payments	1,400	134
Guidewire Software *	400	30
IAC *	300	34
International Business Machines	6,048	865
Intuit	1,621	229
j2 Global	273	21
Jack Henry & Associates	950	98
Leidos Holdings	1,100	64
LogMeIn	273	31
Manhattan Associates *	400	17
Mastercard, Cl A	7,174	956
MAXIMUS	373	23

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft	52,881	$3,954
Nuance Communications *	1,200	19
Oracle	20,723	1,043
Paychex	2,693	154
PayPal Holdings *	7,580	468
Proofpoint *	250	23
PTC *	500	28
Red Hat *	1,550	167
Sabre	972	18
Salesforce.com *	4,413	421
ServiceNow *	1,010	117
Splunk *	1,395	94
Square, Cl A *	3,742	98
SS&C Technologies Holdings	2,240	87
Symantec	5,150	154
Synopsys *	1,535	123
Take-Two Interactive Software *	400	39
Teradata *	672	21
Total System Services	1,539	106
Twitter *	4,950	84
Tyler Technologies *	171	30
Ultimate Software Group *	150	30
Vantiv, Cl A *	1,443	102
VeriSign *	924	96
Visa, Cl A	14,015	1,451
VMware, Cl A *	800	86
Western Union	3,900	74
WEX *	200	22
Workday, Cl A *	1,050	115
Zillow Group, Cl C *	600	24

		23,713

Real Estate — 2.8%
Acadia Realty Trust ‡	2,322	67
Agree Realty ‡	421	21
Alexander & Baldwin	1,572	68
Alexander’s ‡	43	18
Alexandria Real Estate Equities ‡	1,650	200
American Assets Trust ‡	1,450	59
American Campus Communities ‡	3,030	144
American Homes 4 Rent, Cl A ‡	3,176	70
American Tower, Cl A ‡	9,515	1,409
Apartment Investment & Management, Cl A ‡	3,500	159
Apple Hospitality ‡	3,650	66
AvalonBay Communities ‡	2,830	531
Boston Properties ‡	3,118	376
Brandywine Realty Trust ‡	5,579	96
Brixmor Property Group ‡	4,022	75
Camden Property Trust ‡	1,623	145
CareTrust ‡	1,350	26
CBL & Associates Properties ‡	2,150	17
CBRE Group, Cl A *	5,850	211

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chesapeake Lodging Trust ‡	850	$22
Colony NorthStar, Cl A ‡	13,950	183
Columbia Property Trust ‡	3,650	77
CoreCivic ‡	2,600	70
CoreSite Realty ‡	914	109
Corporate Office Properties Trust ‡	2,272	76
Cousins Properties ‡	9,500	89
Crown Castle International ‡	8,014	869
CubeSmart ‡	4,569	113
CyrusOne ‡	2,164	136
DCT Industrial Trust ‡	2,405	140
DDR ‡	8,072	78
DiamondRock Hospitality ‡	5,822	64
Digital Realty Trust ‡	3,502	414
Douglas Emmett ‡	3,322	129
Duke Realty ‡	8,050	239
DuPont Fabros Technology ‡	1,924	124
EastGroup Properties ‡	1,024	91
Education Realty Trust ‡	2,100	81
Empire State Realty Trust, Cl A ‡	3,572	73
EPR Properties ‡	1,347	94
Equinix ‡	1,587	743
Equity Commonwealth *‡	2,550	79
Equity LifeStyle Properties ‡	1,750	156
Equity Residential ‡	7,292	490
Essex Property Trust ‡	1,354	360
Extra Space Storage ‡	2,622	204
Federal Realty Investment Trust ‡	1,354	172
FelCor Lodging Trust ‡	2,922	21
First Industrial Realty Trust ‡	3,270	101
Forest City Realty Trust, Cl A ‡	5,627	135
Four Corners Property Trust ‡	922	23
Franklin Street Properties ‡	2,450	24
Gaming and Leisure Properties ‡	4,878	191
GEO Group ‡	2,442	68
GGP ‡	12,022	249
Global Net Lease ‡	1,224	27
Government Properties Income Trust ‡	1,222	23
Gramercy Property Trust ‡	4,425	135
HCP ‡	10,052	300
Healthcare Realty Trust ‡	3,150	105
Healthcare Trust of America, Cl A ‡	3,799	118
Hersha Hospitality Trust, Cl A ‡	1,072	20
HFF, Cl A	700	27
Highwoods Properties ‡	2,549	133
Hospitality Properties Trust ‡	3,400	93
Host Hotels & Resorts ‡	15,871	288
Howard Hughes *	1,100	129
Hudson Pacific Properties ‡	3,318	110
Invitation Homes ‡	4,854	112
Iron Mountain ‡	5,872	232
iStar Financial *‡	1,750	20

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JBG SMITH Properties *	1,750	$57
Jones Lang LaSalle	821	100
Kennedy-Wilson Holdings	2,215	43
Kilroy Realty ‡	2,172	150
Kimco Realty ‡	8,539	168
Kite Realty Group Trust ‡	1,472	30
Lamar Advertising, Cl A ‡	1,775	118
LaSalle Hotel Properties ‡	2,300	65
Lexington Realty Trust ‡	7,400	73
Liberty Property Trust ‡	3,473	148
Life Storage ‡	1,100	81
LTC Properties ‡	1,321	64
Macerich ‡	2,878	152
Mack-Cali Realty ‡	2,622	60
Medical Properties Trust ‡	6,622	87
Mid-America Apartment Communities ‡	2,501	266
Monmouth Real Estate Investment, Cl A ‡	2,127	35
Monogram Residential Trust ‡	15,916	191
National Health Investors ‡	950	76
National Retail Properties ‡	3,100	130
National Storage Affiliates Trust ‡	872	19
New Senior Investment Group ‡	3,622	33
Omega Healthcare Investors ‡	4,126	132
Outfront Media ‡	3,078	68
Paramount Group ‡	5,722	90
Park Hotels & Resorts ‡	3,607	96
Parkway ‡	1,022	23
Pebblebrook Hotel Trust ‡	872	29
Pennsylvania ‡	1,300	13
Physicians Realty Trust ‡	4,722	88
Piedmont Office Realty Trust, Cl A ‡	3,423	69
Potlatch ‡	1,450	69
Prologis ‡	11,321	717
PS Business Parks ‡	478	65
Public Storage ‡	3,061	629
QTS Realty Trust, Cl A ‡	1,522	82
Quality Care Properties *‡	1,122	15
Ramco-Gershenson Properties ‡	1,623	21
Rayonier ‡	2,972	86
RE/MAX Holdings, Cl A	400	25
Realogy Holdings	3,799	129
Realty Income ‡	5,700	328
Regency Centers ‡	3,190	205
Retail Opportunity Investments ‡	4,100	81
Retail Properties of America, Cl A ‡	7,310	97
Rexford Industrial Realty ‡	1,072	32
RLJ Lodging Trust ‡	3,050	62
Ryman Hospitality Properties ‡	928	55
Sabra Health Care ‡	3,745	82
Saul Centers ‡	1,634	99
SBA Communications, Cl A *‡	2,734	420
Select Income ‡	2,400	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senior Housing Properties Trust ‡	6,156	$121
Seritage Growth Properties ‡	450	22
Simon Property Group ‡	7,361	1,155
SL Green Realty ‡	2,122	205
Spirit Realty Capital ‡	12,793	111
St. Joe *	3,641	69
STAG Industrial ‡	1,422	40
Starwood Waypoint Homes ‡	972	36
STORE Capital ‡	3,900	99
Summit Hotel Properties ‡	1,300	19
Sun Communities ‡	1,723	156
Sunstone Hotel Investors ‡	5,072	80
Tanger Factory Outlet Centers ‡	2,222	52
Taubman Centers ‡	1,500	78
Terreno Realty ‡	922	33
Tier ‡	1,272	23
UDR ‡	5,672	220
Uniti Group ‡	3,872	75
Universal Health Realty Income Trust ‡	300	23
Urban Edge Properties ‡	2,522	63
Ventas ‡	7,100	486
VEREIT ‡	19,000	160
Vornado Realty Trust ‡	3,607	269
Washington ‡	2,272	75
Washington Prime Group ‡	2,700	23
Weingarten Realty Investors ‡	2,423	78
Welltower ‡	7,819	573
Weyerhaeuser ‡	18,325	598
WP Carey ‡	2,543	175
Xenia Hotels & Resorts ‡	3,300	66

		23,209

Telecommunication Services — 1.4%
AT&T	143,793	5,387
CenturyLink	12,745	251
Cogent Communications Holdings	600	28
Consolidated Communications Holdings	3,034	56
Frontier Communications	2,111	28
Iridium Communications *	5,087	56
Level 3 Communications *	5,819	317
Shenandoah Telecommunications	700	25
Sprint *	16,592	137
Straight Path Communications *	313	56
Telephone & Data Systems	2,850	84
T-Mobile US *	6,012	389
US Cellular *	522	20
Verizon Communications	93,303	4,476
Vonage Holdings *	3,400	28
Windstream Holdings	8,595	18
Zayo Group Holdings *	3,742	128

		11,484

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities – 1.4%
AES	11,158	$123
ALLETE	1,250	97
Alliant Energy	3,422	146
Ameren	3,273	196
American Electric Power	6,236	459
American Water Works	2,309	187
Aqua America	2,700	90
Atmos Energy	1,372	121
Avista	600	31
Black Hills	1,200	84
Calpine *	6,650	98
CenterPoint Energy	6,822	202
CMS Energy	3,772	183
Connecticut Water Service	900	49
Consolidated Edison	3,944	332
Dominion Energy	8,443	665
DTE Energy	2,300	258
Duke Energy	9,095	794
Edison International	4,088	328
El Paso Electric	500	28
Entergy	2,450	194
Eversource Energy	4,250	268
Exelon	10,986	416
FirstEnergy	6,673	217
Great Plains Energy	3,463	106
Hawaiian Electric Industries	2,172	73
IDACORP	900	80
MDU Resources Group	3,655	99
MGE Energy	300	19
National Fuel Gas	1,300	75
New Jersey Resources	1,828	80
NextEra Energy	6,234	938
NiSource	4,954	133
NorthWestern	1,299	78
NRG Energy	3,668	91
NRG Yield, Cl C	5,600	104
OGE Energy	3,310	118
ONE Gas	1,106	83
Ormat Technologies	400	23
Otter Tail	550	23
Pattern Energy Group, Cl A	1,250	31
PG&E	5,709	402
Pinnacle West Capital	1,450	131
PNM Resources	1,900	81
Portland General Electric	1,924	91
PPL	8,801	345
Public Service Enterprise Group	6,300	295
SCANA	1,600	97
Sempra Energy	3,511	414
South Jersey Industries	773	28
Southern	12,856	620

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Gas Holdings	924	$74
Spire	1,106	85
UGI	2,453	121
Unitil	1,300	65
Vectren	1,587	104
WEC Energy Group	4,377	286
Westar Energy, Cl A	2,164	111
WGL Holdings	924	78
Xcel Energy	6,685	331

		11,479

Total Common Stock (Cost $223,123) ($ Thousands)		229,299

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES – 5.3%

Agency Mortgage-Backed Obligations – 0.6%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$711	712
FHLMC, Ser 4693, Cl SL, IO
4.923%, 06/15/2047	2,736	626
FNMA CMO, Ser 2011-131, Cl ST, IO
5.306%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,394	300
FNMA CMO, Ser 2014-17, Cl SA, IO
4.816%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	2,914	627
FNMA CMO, Ser 2014-78, Cl SE, IO
4.866%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,747	520
FNMA CMO, Ser 2014-92, Cl SX, IO
4.866%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	3,218	651
FNMA CMO, Ser 2016-77, Cl DS, IO
4.766%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,716	531
FNMA CMO, Ser 2017-62, Cl AS, IO
4.916%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,791	615

		4,582

Non-Agency Mortgage-Backed Obligations – 4.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	92	87
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	221	201
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	147	143
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	391	326

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	$273	$231
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	163	125
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	217	198
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	78	78
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.734%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2026 (D)	311	311
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%, 07/05/2033 (D)	905	922
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl A4
3.283%, 02/10/2026	440	451
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl C
5.176%, VAR LIBOR USD 1 Month+3.950%, 11/15/2021 (D)	214	209
CGRBS Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.369%, 03/13/2035 (D)	285	297
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	131	120
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	197	165
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	111	97
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl D
4.855%, 09/10/2045 (C) (D)	541	506
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.455%, 04/10/2046 (C) (D)	250	236
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	795
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2025	390	416
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049	750	769
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	475	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.303%, 07/10/2046 (C) (D)	$690	$737
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (D)	1,002	991
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	521
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.155%, 12/10/2049 (C)	397	396
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
5.827%, 10/15/2018	215	217
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	401	425
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	470	500
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (D)	411	343
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.059%, VAR ICE LIBOR USD 1 Month+0.190%, 04/10/2031	156	153
1.422%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	252	164
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
5.484%, VAR ICE LIBOR USD 1 Month+4.250%, 11/25/2023	785	875
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.232%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	890	960
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.782%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	239	257
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.984%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	650	707
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.532%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/2027	265	292
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.832%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	734	753

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.882%, VAR ICE LIBOR USD 1 Month+2.650%, 03/25/2028	$561	$575
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	85	73
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.432%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	28	28
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.232%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	176	196
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.132%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	516	586
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.782%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	398	428
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.532%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	344	370
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.232%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	578	620
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.232%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	410	436
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.232%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	682	746
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.232%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	711	780
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	218	245
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.782%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	750	835

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.984%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	$658	$779
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.182%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	495	590
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.232%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	565	662
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.132%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	459	526
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	243	247
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (C) (D)	1,485	1,495
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.945%, 01/10/2047 (C) (D)	631	545
H/2 Asset Funding, Ser 2015-1A
2.630%, 06/24/2049	372	370
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.732%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	94	85
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.082%, 09/15/2047 (C)	18,409	902
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	519
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	845	904
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (C)	585	590
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (C) (D)	162	161
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	204	204
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.794%, 02/12/2049 (C)	10	10

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.926%, VAR LIBOR USD 1 Month+1.700%, 07/15/2036 (D)	$806	$810
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	181	162
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (C)	241	193
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (D)	302	302
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (C) (D)	666	671
LSTAR Commercial Mortgage Trust, Ser 4, Cl A2
2.458%, 03/10/2049 (D)	642	633
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	2	2
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	369
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
3.096%, VAR LIBOR USD 1 Month+1.870%, 08/15/2026 (D)	134	134
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
3.176%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (D)	151	150
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	797
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (D)	588	525
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.000%, 05/26/2037 (C) (D)	517	422
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
2.447%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (D)	1,220	1,217
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	198
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.470%, 09/15/2048 (C)	527	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.437%, 12/15/2059 (C)	$ 370	$376
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.310%, 11/15/2049 (C)	620	641
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.482%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (D)	432	469
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.732%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (D)	122	138
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	105	104
WFRBS Commercial Mortgage Trust, Ser 2013- C14, Cl A5
3.337%, 06/15/2046	160	167
WFRBS Commercial Mortgage Trust, Ser 2014- C20, Cl A2
3.036%, 05/15/2047	549	559

		39,543

Total Mortgage-Backed Securities (Cost $43,185) ($ Thousands)		44,125

CORPORATE OBLIGATIONS – 5.0%

Consumer Discretionary – 0.4%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (D)	372	381
CBS
3.500%, 01/15/2025	625	638
Ford Motor Credit LLC
5.875%, 08/02/2021	200	224
4.375%, 08/06/2023	260	274
2.597%, 11/04/2019	346	349
General Motors
3.500%, 10/02/2018	365	371
Hanesbrands
4.625%, 05/15/2024 (D)	227	236
International Game Technology
6.250%, 02/15/2022 (D)	380	419
KB Home
4.750%, 05/15/2019	294	302
Time Warner
4.700%, 01/15/2021	130	140
Time Warner Cable LLC
4.500%, 09/15/2042	245	226

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 02/15/2021	$65	$68

		3,628

Consumer Staples — 0.1%
Lamb Weston Holdings
4.875%, 11/01/2026 (D)	94	98
4.625%, 11/01/2024 (D)	94	97
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (D)	415	350

		545

Energy — 0.8%
Diamond Offshore Drilling
4.875%, 11/01/2043	301	206
Energy Transfer
5.200%, 02/01/2022	465	505
4.650%, 06/01/2021	85	90
EnLink Midstream Partners
5.050%, 04/01/2045	371	351
Enterprise Products Operating LLC
5.200%, 09/01/2020	110	119
3.700%, 02/15/2026	810	837
Hess
4.300%, 04/01/2027	653	640
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Marathon Petroleum
5.125%, 03/01/2021	47	51
Nabors Industries
5.500%, 01/15/2023	740	694
Noble Energy
4.150%, 12/15/2021	340	360
3.900%, 11/15/2024	463	475
Petroleos Mexicanos
6.500%, 03/13/2027 (D)	370	414
Plains All American Pipeline
3.600%, 11/01/2024	660	651
Regency Energy Partners
4.500%, 11/01/2023	72	76
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	486	516
SM Energy
6.500%, 01/01/2023	35	34
Valero Energy
6.125%, 02/01/2020	149	163
Williams Partners
3.900%, 01/15/2025	176	181

		6,413

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 1.9%
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		$233	$263
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		960	990
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023		985	994
Citigroup
3.875%, 03/26/2025		680	697
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028		360	365
Compass Bank
2.875%, 06/29/2022		780	783
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	451
Goldman Sachs Group
2.350%, 11/15/2021		621	618
Goldman Sachs Group MTN
2.917%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	681
Hartford Financial Services Group
5.500%, 03/30/2020		13	14
HSBC Finance
6.676%, 01/15/2021		60	68
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		755	795
Intesa Sanpaolo MTN
3.928%, 09/15/2026	EUR	148	189
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		$508	527
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025		980	998
JPMorgan Chase MTN
2.295%, 08/15/2021		375	376
Lincoln National
4.200%, 03/15/2022		110	118
MetLife
5.700%, 06/15/2035		65	81
Morgan Stanley
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028		1,040	1,054
Morgan Stanley MTN
5.500%, 07/28/2021		168	187
Nationwide Building Society
4.000%, 09/14/2026 (D)		935	942
Nationwide Financial Services
5.375%, 03/25/2021 (D)		320	351

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient
6.625%, 07/26/2021		$560	$597
Navient MTN
7.250%, 01/25/2022		15	16
PNC Bank
3.800%, 07/25/2023		460	489
Royal Bank of Scotland Group
7.092%, VAR EUR 3M+2.330%, 10/29/2049	EUR	150	172
Santander Holdings USA
4.400%, 07/13/2027 (D)		$990	1,020
Santander Issuances
5.179%, 11/19/2025		200	216
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		408	443
Wells Fargo
3.069%, 01/24/2023		756	773
XLIT
3.250%, VAR EUR 3M+2.900%, 06/29/2047	EUR	213	251

			15,519

Health Care — 0.2%
Baxalta
3.600%, 06/23/2022		$745	774
Mylan
3.950%, 06/15/2026		226	230
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026		896	824

			1,828

Industrials — 0.1%
Allison Transmission
5.000%, 10/01/2024 (D)		216	222
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (D)		320	313
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		200	211

			746

Information Technology — 0.6%
Broadcom
3.875%, 01/15/2027 (D)		413	425
3.625%, 01/15/2024 (D)		193	199
Dell International LLC
7.125%, 06/15/2024 (D)		201	223
6.020%, 06/15/2026 (D)		152	170
5.450%, 06/15/2023 (D)		446	488
4.420%, 06/15/2021 (D)		530	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intel
4.800%, 10/01/2041	$95	$110
KLA-Tencor
4.650%, 11/01/2024	691	756
Lam Research
2.800%, 06/15/2021	437	445
Seagate HDD Cayman
4.750%, 01/01/2025	343	334
VMware
2.950%, 08/21/2022	322	323
Western Digital
7.375%, 04/01/2023 (D)	517	567

		4,598

Materials — 0.0%
Dow Chemical
4.250%, 11/15/2020	41	44
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	346	350

		394

Real Estate — 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021	320	353
Host Hotels & Resorts
3.750%, 10/15/2023	13	13
SBA Tower Trust
3.156%, 10/08/2020 (D)	753	761
Welltower
4.000%, 06/01/2025	414	437

		1,564

Telecommunication Services — 0.7%
AT&T
4.125%, 02/17/2026	487	503
3.900%, 08/14/2027	620	625
3.400%, 05/15/2025	400	399
CenturyLink
7.500%, 04/01/2024	247	259
Cox Communications
2.950%, 06/30/2023 (D)	173	172
CSC Holdings LLC
6.750%, 11/15/2021	125	138
Sprint Capital
6.900%, 05/01/2019	1,070	1,145
Sprint Spectrum LLC
3.360%, 09/20/2021 (D)	395	401
Verizon Communications
5.500%, 03/16/2047	215	232
4.600%, 04/01/2021	850	917
3.500%, 11/01/2024	801	816

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 08/15/2026	$209	$196

		5,803

Utilities — 0.0%
CMS Energy
5.050%, 03/15/2022	52	57
Pacific Gas & Electric
4.500%, 12/15/2041	65	73

		130

Total Corporate Obligations (Cost $40,188) ($ Thousands)		41,168

ASSET-BACKED SECURITIES — 2.4%
Automotive — 1.4%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	224	224
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (D)	710	718
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)	438	443
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (D)	353	353
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	341	341
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	123	123
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl B
2.220%, 01/22/2019	28	28
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (D)	111	111
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (D)	144	144
Exeter Automobile Receivables Trust, Ser 2016- 1A, Cl D
8.200%, 02/15/2023 (D)	280	297
Exeter Automobile Receivables Trust, Ser 2016- 3A, Cl A
1.840%, 11/16/2020 (D)	197	196
Exeter Automobile Receivables Trust, Ser 2017- 2A, Cl A
2.110%, 06/15/2021 (D)	560	561
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (D)	350	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	$365	$395
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	375	381
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (D)	640	647
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.799%, VAR LIBOR USD 1 Month+0.570%, 01/15/2022	741	747
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	60	60
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	460	459
Hertz Vehicle Financing II LP, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	580	580
Hertz Vehicle Financing II LP, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (D)	425	426
Hertz Vehicle Financing II LP, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (D)	542	541
Hertz Vehicle Financing II LP, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	390	388
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (D)	395	393
Hertz Vehicle Financing LLC, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (D)	737	736
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	175	175
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (D)	746	746
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (D)	750	753
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	214	214

		11,529

Credit Cards — 0.2%
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,106
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	248
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master
Trust, Ser 2015-A, Cl A
1.707%, VAR LIBOR USD 1 Month+0.480%, 02/15/2022	$424	$425

		1,940

Other Asset-Backed Securities — 0.8%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	788
BMW Floorplan Master Owner Trust, Ser 2015- 1A, Cl A
1.726%, VAR LIBOR USD 1 Month+0.500%, 07/15/2020 (D)	1,062	1,065
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (D)	106	107
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	522
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (D)	135	135
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (D)	380	382
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (D)	650	651
Prosper Marketplace Issuance Trust, Ser 2017- 2A, Cl B
3.480%, 09/15/2023 (D)	250	252
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (D)	286	289
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (D)	501	507
SoFi Consumer Loan Program LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (D)	496	504
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (D)	409	409
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.728%, VAR LIBOR USD 1 Month+0.500%, 01/20/2020	683	684

		6,295

Total Asset-Backed Securities (Cost $19,640) ($ Thousands)		19,764

FOREIGN BONDS — 2.3%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	200	214

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)		$570	$587
Alfa
5.250%, 03/25/2024 (D)		570	620
Anglo American Capital
3.750%, 04/10/2022 (D)		200	204
Banco Santander
3.500%, 04/11/2022		600	618
Barclays
3.684%, 01/10/2023		755	776
Barclays Bank PLC
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (D)		106	128
3.650%, 03/16/2025		235	236
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	288
Cenovus Energy
5.700%, 10/15/2019		$178	187
3.000%, 08/15/2022		36	35
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023		810	845
3.750%, 03/26/2025		375	384
Ecopetrol
5.875%, 05/28/2045		252	245
Embraer Netherlands Finance
5.400%, 02/01/2027		575	617
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)		383	392
Israel Electric
5.000%, 11/12/2024 (D)		581	630
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 12/01/2099		371	414
4.650%, 03/24/2026		364	387
Marfrig Holdings Europe
8.000%, 06/08/2023 (D)		365	377
Minerva Luxembourg
6.500%, 09/20/2026 (D)		233	234
Minsur
6.250%, 02/07/2024 (D)		320	350
MTN Maurtitius Investments
5.373%, 02/13/2022 (D)		376	390
NOVA Chemicals
5.250%, 08/01/2023 (D)		339	350
Odebrecht Finance
7.125%, 06/26/2042 (D)		571	231
5.250%, 06/27/2029 (D)		369	143
Petrobras Global Finance
6.125%, 01/17/2022		436	462
Petroleos Mexicanos MTN
4.625%, 09/21/2023		760	791

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Rogers Communications
4.000%, 06/06/2022	CAD	20	$17
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 12/31/2049		$560	620
7.640%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		500	480
Santander Issuances SAU MTN
3.250%, 04/04/2026	EUR	400	514
Santander UK
5.000%, 11/07/2023 (D)		$555	604
SFR Group
5.375%, 05/15/2022 (D)	EUR	223	277
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (D)		$280	279
SPCM
4.875%, 09/15/2025 (D)		320	330
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049		385	417
2.821%, VAR ICE LIBOR USD 3 Month+1.510%, 01/30/2049 (D)		400	343
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/2023		691	651
Trust F
5.250%, 01/30/2026 (D)		605	638
UBS Group Funding Switzerland
4.125%, 09/24/2025 (D)		486	516
Ultrapar International
5.250%, 10/06/2026 (D)		376	387
Vale Overseas
6.875%, 11/21/2036		565	646
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D) (E)		500	25
Wind Acquisition Finance
4.750%, 07/15/2020 (D)		360	365
Yamana
4.950%, 07/15/2024		359	364

Total Foreign Bonds (Cost $18,422) ($ Thousands)			18,608

SOVEREIGN DEBT — 1.6%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2021	BRL	2,535	825
10.000%, 01/01/2027		5,280	1,672
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		$251	261
Japan Treasury Discount Bill
0.000%, 12/11/2017 (A)	JPY	565,000	5,136

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	410,939	$3,888
Turkey Government Bond
11.000%, 02/24/2027	TRY	3,530	1,062
United Mexican States MTN
4.125%, 01/21/2026		$592	627

Total Sovereign Debt (Cost $12,914) ($ Thousands)			13,471

		Shares
FOREIGN COMMON STOCK — 0.1%
Australia — 0.0%
Scorpio Tankers		9,260	38

Bermuda — 0.1%
Golar LNG		4,665	101
Nabors Industries		18,949	124
Ship Finance International		5,974	78

			303

Cayman Islands — 0.0%
Theravance Biopharma *		1,118	36

Ireland — 0.0%
Alkermes *		2,405	122
Prothena *		424	26
Weatherford International *		38,650	148

			296

Total Foreign Common Stock (Cost $873) ($ Thousands)			673

Total Investments in Securities — 108.9% (Cost $888,274) ($ Thousands) @			$897,352

COMMON STOCK SOLD SHORT— (12.6)%
Consumer Discretionary — (8.4)%
Adient		(6,428)	(454)
Adtalem Global Education		(1,253)	(43)
Advance Auto Parts		(1,071)	(105)
Amazon.com *		(5,661)	(5,551)
American Axle & Manufacturing Holdings *		(5,800)	(85)
American Outdoor Brands *		(3,500)	(57)
Aramark		(6,652)	(271)
AutoNation *		(471)	(21)
AutoZone *		(411)	(217)
Bed Bath & Beyond		(2,322)	(64)
Belmond, Cl A *		(1,522)	(19)
Best Buy		(3,922)	(213)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Big Lots	(400)	$(19)
Bloomin’ Brands	(3,220)	(55)
Bob Evans Farms	(350)	(24)
BorgWarner	(15,495)	(719)
Boyd Gaming	(3,300)	(87)
Bright Horizons Family Solutions *	(1,823)	(146)
Brinker International	(1,823)	(57)
Brunswick	(4,521)	(237)
Buffalo Wild Wings *	(623)	(64)
Burlington Stores *	(971)	(85)
Cabela’s *	(450)	(24)
Caesars Acquisition, Cl A *	(2,447)	(46)
CalAtlantic Group	(4,126)	(143)
Callaway Golf	(5,367)	(75)
Carmax *	(2,734)	(184)
Carnival, Cl A	(12,473)	(867)
Carter’s	(2,645)	(229)
Cavco Industries *	(200)	(27)
Cheesecake Factory	(1,600)	(66)
Chipotle Mexican Grill, Cl A *	(824)	(261)
Choice Hotels International	(1,250)	(78)
Churchill Downs	(500)	(98)
ClubCorp Holdings	(1,528)	(26)
Coach	(13,720)	(572)
Columbia Sportswear	(1,473)	(84)
Cooper Tire & Rubber	(4,557)	(153)
Cooper-Standard Holdings *	(1,150)	(116)
Cracker Barrel Old Country Store	(673)	(100)
Dana Holdings	(10,300)	(248)
Darden Restaurants	(3,415)	(280)
Dave & Buster’s Entertainment *	(1,300)	(76)
Deckers Outdoor *	(1,623)	(104)
Delphi Automotive	(20,830)	(2,008)
Dick’s Sporting Goods	(671)	(18)
Dollar General	(3,510)	(255)
Dollar Tree *	(3,118)	(248)
Domino’s Pizza	(1,397)	(255)
Dorman Products *	(1,800)	(120)
DR Horton	(16,886)	(610)
Dunkin’ Brands Group	(2,212)	(114)
Eldorado Resorts *	(2,334)	(54)
Ethan Allen Interiors	(700)	(20)
Expedia	(1,727)	(256)
Foot Locker	(2,022)	(71)
Ford Motor	(288,867)	(3,186)
Fox Factory Holding *	(978)	(39)
GameStop, Cl A	(823)	(15)
Gap	(3,100)	(73)
Garmin	(6,060)	(312)
General Motors	(107,375)	(3,924)
Gentex	(20,344)	(372)
Gentherm *	(2,200)	(69)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Genuine Parts	(2,741)	$(227)
G-III Apparel Group *	(1,950)	(54)
Goodyear Tire & Rubber	(18,421)	(558)
Graham Holdings, Cl B	(89)	(52)
Grand Canyon Education *	(1,573)	(129)
H&R Block	(6,500)	(174)
Hanesbrands	(18,709)	(454)
Harley-Davidson	(12,473)	(586)
Hasbro	(5,277)	(518)
Helen of Troy *	(1,300)	(117)
Hilton Grand Vacations *	(2,250)	(82)
Hilton Worldwide Holdings	(5,819)	(374)
Home Depot	(17,662)	(2,647)
Houghton Mifflin Harcourt *	(2,050)	(21)
Hyatt Hotels, Cl A *	(600)	(36)
ILG	(4,400)	(116)
Installed Building Products *	(522)	(30)
International Game Technology	(2,900)	(59)
International Speedway, Cl A	(550)	(20)
iRobot *	(1,422)	(136)
J.C. Penney *	(3,222)	(12)
Jack in the Box	(1,050)	(98)
KB Home	(4,665)	(100)
Kohl’s	(2,645)	(105)
L Brands	(3,373)	(122)
La Quinta Holdings *	(1,450)	(23)
Las Vegas Sands	(12,281)	(764)
La-Z-Boy, Cl Z	(2,673)	(64)
LCI Industries	(1,523)	(150)
Lear	(5,181)	(775)
Leggett & Platt	(6,860)	(315)
Lennar, Cl A	(9,450)	(489)
Liberty Expedia Holdings, Cl A *	(471)	(26)
Liberty Global LiLAC *	–	–
Liberty Interactive, Cl A *	(6,476)	(143)
Liberty Ventures, Ser A *	(1,028)	(63)
Lithia Motors, Cl A	(222)	(24)
LKQ *	(4,845)	(168)
Lowe’s	(12,515)	(925)
Lululemon Athletica *	(4,761)	(274)
M/I Homes *	(872)	(21)
Macy’s	(4,222)	(88)
Madison Square Garden, Cl A *	–	–
Marriott International, Cl A	(10,128)	(1,049)
Marriott Vacations Worldwide	(824)	(96)
Mattel	(16,150)	(262)
McDonald’s	(25,464)	(4,073)
MDC Holdings	(2,372)	(74)
Meritage Homes *	(2,272)	(92)
MGM Resorts International	(15,591)	(514)
Michael Kors Holdings *	(8,080)	(341)
Michaels *	(1,000)	(22)

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Modine Manufacturing *	(1,772)	$(29)
Mohawk Industries *	(3,161)	(800)
Motorcar Parts & Accessories *	(850)	(22)
Murphy USA *	(300)	(19)
NetFlix *	(5,721)	(1,000)
Newell Brands	(24,003)	(1,159)
NIKE, Cl B	(66,873)	(3,532)
Nordstrom	(1,700)	(76)
Norwegian Cruise Line Holdings *	(5,000)	(297)
NVR *	(185)	(503)
Office Depot	(4,772)	(20)
O’Reilly Automotive *	(1,354)	(266)
Oxford Industries	(424)	(25)
Papa John’s International	(1,058)	(79)
Penn National Gaming *	(2,028)	(45)
Planet Fitness, Cl A	(2,063)	(52)
Polaris Industries	(2,982)	(278)
Pool	(650)	(65)
Priceline Group *	(709)	(1,313)
PulteGroup	(15,783)	(408)
PVH	(4,078)	(513)
Ralph Lauren, Cl A	(2,926)	(257)
Red Rock Resorts, Cl A	(3,694)	(84)
Ross Stores	(5,800)	(339)
Royal Caribbean Cruises	(5,661)	(705)
Sally Beauty Holdings *	(972)	(18)
Scientific Games, Cl A *	(1,022)	(36)
SeaWorld Entertainment	(1,100)	(14)
Service International	(5,750)	(203)
ServiceMaster Global Holdings *	(4,572)	(215)
Signet Jewelers	(950)	(60)
Six Flags Entertainment	(1,566)	(85)
Skechers U.S.A., Cl A *	(6,378)	(169)
Sotheby’s *	(1,278)	(57)
Standard Motor Products	(1,307)	(58)
Staples	(8,472)	(87)
Starbucks	(43,879)	(2,407)
Steven Madden *	(3,223)	(137)
Stoneridge *	(1,222)	(20)
Superior Industries International	(872)	(13)
Target	(7,388)	(403)
Taylor Morrison Home, Cl A *	(2,567)	(52)
Tempur Sealy International *	(2,399)	(149)
Tenneco	(4,150)	(225)
Tesla *	(9,354)	(3,329)
Texas Roadhouse, Cl A	(2,212)	(105)
Thor Industries	(3,415)	(371)
Tiffany	(1,587)	(145)
TJX	(9,115)	(659)
Toll Brothers	(8,080)	(315)
TopBuild *	(2,164)	(128)
Tower International	(773)	(17)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tractor Supply	(1,924)	$(115)
TRI Pointe Homes *	(6,872)	(88)
TripAdvisor *	(1,478)	(63)
Tupperware Brands	(2,623)	(152)
Ulta Beauty *	(824)	(182)
Under Armour, Cl C *	(8,872)	(134)
Universal Electronics *	(300)	(18)
Vail Resorts	(1,103)	(251)
VF	(18,376)	(1,155)
Vista Outdoor *	(3,300)	(68)
Visteon *	(2,422)	(280)
Wayfair, Cl A *	(624)	(44)
Wendy’s	(6,100)	(91)
Whirlpool	(3,694)	(634)
Williams-Sonoma	(671)	(31)
Winnebago Industries	(2,050)	(74)
Wolverine World Wide	(4,761)	(125)
Wyndham Worldwide	(3,790)	(378)
Wynn Resorts	(2,309)	(321)
Yum China Holdings *	(10,292)	(364)
Yum! Brands	(9,978)	(767)

		(68,829)

Information Technology – (2.8)%
Advanced Energy Industries *	(373)	(27)
Advanced Micro Devices *	(6,278)	(82)
Amphenol, Cl A	(4,040)	(327)
Analog Devices	(3,911)	(327)
Apple	(35,157)	(5,766)
Applied Materials	(11,369)	(513)
Arista Networks *	(824)	(145)
ARRIS International *	(2,650)	(74)
Arrow Electronics *	(2,072)	(165)
Avnet	(2,380)	(92)
AVX	(4,107)	(72)
Belden	(250)	(19)
Broadcom, Cl A	(4,272)	(1,077)
Brocade Communications Systems	(8,351)	(103)
Cavium *	(700)	(44)
CDW	(4,088)	(259)
Ciena *	(800)	(17)
Cirrus Logic *	(450)	(26)
Cisco Systems	(54,337)	(1,750)
Cognex	(1,071)	(117)
Coherent *	(171)	(40)
CommScope Holding *	(1,900)	(63)
Corning	(10,773)	(310)
Cray *	(1,028)	(19)
Cypress Semiconductor	(2,100)	(29)
Diebold	(2,250)	(46)
Dolby Laboratories, Cl A	(421)	(21)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Electronics For Imaging *	(1,600)	$(57)
Entegris *	(950)	(24)
ePlus *	(1,246)	(104)
F5 Networks *	(750)	(90)
First Solar *	(911)	(43)
FLIR Systems	(750)	(28)
Harris	(1,871)	(230)
Hewlett Packard Enterprise	(21,252)	(384)
HP	(21,258)	(406)
II-VI *	(572)	(21)
Infinera *	(3,701)	(31)
Integrated Device Technology *	(850)	(21)
Intel	(51,000)	(1,789)
InterDigital	(273)	(19)
IPG Photonics *	(222)	(39)
Jabil	(2,850)	(89)
Juniper Networks	(6,550)	(182)
Keysight Technologies *	(2,473)	(101)
Kla-Tencor	(1,950)	(183)
Lam Research	(1,710)	(284)
Littelfuse	(200)	(37)
Lumentum Holdings *	(421)	(24)
MA-COM Tech *	–	–
Marvell Technology Group	(4,600)	(82)
Maxim Integrated Products	(3,222)	(150)
Microchip Technology	(2,474)	(215)
Micron Technology *	(11,302)	(361)
Microsemi *	(1,472)	(74)
MKS Instruments	(424)	(35)
Monolithic Power Systems	(200)	(20)
Motorola Solutions	(2,000)	(176)
National Instruments	(600)	(24)
NCR *	(2,350)	(86)
NetApp	(5,388)	(208)
NETGEAR *	(1,400)	(67)
NetScout Systems *	(550)	(18)
Nvidia	(6,307)	(1,069)
NXP Semiconductor *	(3,400)	(384)
ON Semiconductor *	(4,922)	(84)
Palo Alto Networks *	(866)	(115)
Plexus *	(350)	(18)
Pure Storage, Cl A *	(1,800)	(27)
Qorvo *	(1,443)	(106)
QUALCOMM	(15,111)	(790)
Sanmina *	(622)	(23)
ScanSource *	(1,600)	(63)
Skyworks Solutions	(2,122)	(224)
Stratasys *	(1,022)	(23)
Super Micro Computer *	(2,750)	(73)
SYNNEX	(1,327)	(159)
Tech Data *	(1,573)	(173)
Teradyne	(2,623)	(93)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Texas Instruments	(11,768)	$(975)
Trimble *	(3,126)	(121)
Universal Display	(378)	(48)
USA Technologies *	(4,872)	(27)
VeriFone Systems *	(2,728)	(54)
Versum Materials	(650)	(24)
ViaSat *	(550)	(35)
Viavi Solutions *	(1,950)	(20)
Western Digital	(3,559)	(314)
Xerox	(4,726)	(152)
Xilinx	(3,000)	(198)
Zebra Technologies, Cl A *	(850)	(88)

		(22,712)

Materials – (1.4)%
Air Products & Chemicals	(3,406)	(495)
Albemarle	(1,500)	(174)
Alcoa	(2,072)	(91)
Allegheny Technologies	(1,050)	(22)
AptarGroup	(1,000)	(84)
Ashland Global Holdings	(900)	(56)
Avery Dennison	(1,572)	(148)
Axalta Coating Systems *	(2,300)	(68)
Balchem	(250)	(19)
Ball	(5,100)	(204)
Bemis	(600)	(25)
Berry Global Group *	(1,623)	(91)
Cabot	(447)	(23)
Carpenter Technology	(522)	(21)
Celanese, Cl A	(1,800)	(175)
CF Industries Holdings	(2,750)	(80)
Chemours	(2,501)	(123)
Commercial Metals	(1,022)	(19)
Compass Minerals International	(250)	(17)
Crown Holdings *	(2,357)	(139)
Domtar	(550)	(22)
Dow Chemical	(18,002)	(1,200)
E.I. du Pont de Nemours	(13,128)	(1,102)
Eagle Materials	(773)	(75)
Eastman Chemical	(2,309)	(199)
Ecolab	(4,317)	(575)
FMC	(1,876)	(162)
Freeport-McMoRan, Cl B *	(21,402)	(316)
Graphic Packaging Holding	(4,800)	(63)
H.B. Fuller	(421)	(21)
Hecla Mining	(3,450)	(18)
Huntsman	(3,314)	(88)
Ingevity *	(424)	(27)
International Flavors & Fragrances	(1,250)	(171)
International Paper	(6,022)	(324)
Louisiana-Pacific *	(1,074)	(27)

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
LyondellBasell Industries, Cl A	(4,605)	$(417)
Martin Marietta Materials	(821)	(174)
Minerals Technologies	(250)	(16)
Monsanto	(6,380)	(748)
Mosaic	(4,761)	(95)
NewMarket	(373)	(156)
Newmont Mining	(7,118)	(273)
Nucor	(4,294)	(237)
Olin	(1,850)	(60)
Owens-Illinois *	(1,253)	(31)
Packaging Corp of America	(1,299)	(146)
Platform Specialty Products *	(1,623)	(19)
PolyOne	(622)	(22)
PPG Industries	(3,598)	(375)
Praxair	(5,277)	(694)
Reliance Steel & Aluminum	(1,202)	(87)
Royal Gold	(1,121)	(105)
RPM International	(1,872)	(92)
Scotts Miracle-Gro, Cl A	(823)	(79)
Sealed Air	(3,150)	(140)
Sensient Technologies	(1,447)	(104)
Sherwin-Williams	(1,120)	(380)
Silgan Holdings	(700)	(21)
Sonoco Products	(2,380)	(115)
Southern Copper	(1,700)	(69)
Steel Dynamics	(3,022)	(104)
Summit Materials, Cl A *	(872)	(26)
Trecora Resources *	(4,030)	(49)
United States Steel	(2,000)	(53)
Valvoline	(2,471)	(53)
Vulcan Materials	(1,972)	(239)
Westlake Chemical	(373)	(29)
WestRock	(3,323)	(189)
Worthington Industries	(421)	(21)
WR Grace	(1,021)	(73)

		(11,955)

Total Common Stock Sold Short (Proceeds $98,120) ($ Thousands)		(103,496)

Total Investments Sold Short – (12.6)% (Proceeds $98,120) ($ Thousands) @@		$(103,496)

	Contracts

PURCHASED OPTION — 0.0%
Total Purchased Option (F) (Cost $215) ($ Thousands)	59	$30

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTIONS – 0.0%

Total Purchased Swaptions (F) (Cost $76) ($ Thousands)	25,180,000	$8

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brent Crude (G)	256	Sep-2017	$12,447	$13,532	$1,085

Coffee (G)	145	Dec-2017	7,866	7,033	(833)

Coffee Robusta (G)	(202)	Nov-2017	(4,287)	(4,179)	108

Copper (G)	131	Dec-2017	9,635	10,148	513

Corn (G)	469	Dec-2017	9,279	8,389	(890)

Cotton No. 2 (G)	(32)	Mar-2018	(1,117)	(1,122)	(5)

Cotton No. 2 (G)	(38)	Dec-2017	(1,321)	(1,348)	(27)

Crude Oil (G)	(32)	May-2018	(1,602)	(1,594)	8

Euro-Bob	(131)	Sep-2017	(19,606)	(20,736)	(29)

Feeder Cattle (G)	27	Jan-2018	1,905	1,897	(8)

Feeder Cattle (G)	(52)	Oct-2017	(3,703)	(3,726)	(23)

Gasoline (G)	81	Nov-2017	5,100	5,463	363

Gold (G)	143	Dec-2017	17,620	18,907	1,287

ICE Brent Crude (G)	(17)	May-2018	(903)	(907)	(4)

Japanese 10-Year Bond	(3)	Sep-2017	(4,032)	(4,119)	(28)

KC HRW Wheat (G)	210	Dec-2017	4,859	4,581	(278)

KC HRW Wheat (G)	(66)	Mar-2018	(1,471)	(1,498)	(27)

Lean Hogs (G)	55	Oct-2017	1,444	1,351	(93)

Live Cattle (G)	120	Oct-2017	5,361	5,059	(302)

LME Aluminum (G)	239	Nov-2017	12,109	12,643	534

LME Nickel (G)	(5)	Nov-2017	(324)	(354)	(30)

LME Zinc (G)	(29)	May-2018	(2,227)	(2,258)	(31)

LME Zinc (G)	61	Nov-2017	4,183	4,796	613

LME Zinc (G)	30	Dec-2018	2,245	2,269	24

MSCI EAFE Index E-MINI	(124)	Sep-2017	(11,820)	(11,996)	(176)

Natural Gas (G)	364	Oct-2017	10,933	11,291	358

NY Harbor ULSD (G)	62	Oct-2017	4,299	4,480	181

NY Harbor ULSD (G)	19	Dec-2017	1,272	1,358	86

Palladium (G)	(32)	Dec-2017	(2,965)	(2,983)	(18)

Platinum (G)	57	Oct-2017	2,680	2,846	166

S&P 500 Index E-MINI	(193)	Sep-2017	(23,525)	(23,836)	(311)

Silver (G)	120	Dec-2017	10,222	10,545	323

Soybean (G)	234	Nov-2017	11,158	11,059	(99)

Soybean Meal (G)	139	Dec-2017	4,361	4,163	(198)

Soybean Oil (G)	233	Dec-2017	4,579	4,901	322

Sugar No. 11 (G)	374	Dec-2017	6,287	6,032	(255)

U.S. 10-Year Treasury Note	(219)	Dec-2017	(27,696)	(27,810)	(114)

U.S. 2-Year Treasury Note	(186)	Jan-2018	(40,237)	(40,234)	3

U.S. 5-Year Treasury Note	(9)	Dec-2017	(1,064)	(1,067)	(3)

U.S. Ultra Long Treasury Bond	(7)	Dec-2017	(1,169)	(1,183)	(14)

Wheat (G)	337	Dec-2017	8,132	7,321	(811)

WTI Crude Oil	256	Nov-2017	12,669	12,278	(391)

			$21,576	$21,392	$976

For the period ended August 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

A list of the open forwards foreign currency contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	09/15/17	USD	1,321	NZD	1,782	$(45)
BNP Paribas	09/21/17	GBP	1,602	USD	2,091	25
BNP Paribas	09/22/17	JPY	1,025,000	USD	9,083	(241)
BNP Paribas	10/04/17	USD	558	EUR	472	4
Brown Brothers Harriman	09/27/17	USD	1,396	SEK	11,700	77
Brown Brothers Harriman	10/04/17	USD	113	EUR	96	1
Brown Brothers Harriman	10/04/17	EUR	569	USD	658	(20)
Citigroup	09/05/17	BRL	4,449	USD	1,399	(14)
Citigroup	09/20/17	TWD	41,452	USD	1,368	(9)
Citigroup	10/06/17	USD	821	MXN	14,810	5
Citigroup	10/26/17	KRW	1,523,001	USD	1,362	7
Citigroup	11/10/17	CAD	4,699	USD	3,750	(1)
Credit Suisse First Boston	09/15/17	NZD	1,951	USD	1,406	9
Credit Suisse First Boston	09/27/17	NOK	6,670	USD	837	(21)
Credit Suisse First Boston	10/03/17	BRL	4,449	USD	1,397	(10)
Credit Suisse First Boston	10/26/17	USD	974	MYR	4,186	7
Deutsche Bank	10/04/17	EUR	543	USD	622	(25)
Goldman Sachs	09/27/17	USD	1,602	NOK	13,261	104
Goldman Sachs	11/22/17	TWD	41,729	USD	1,378	(15)
JPMorgan Chase Bank	09/13/17	USD	823	RUB	49,571	28
JPMorgan Chase Bank	09/15/17	USD	1,336	AUD	1,756	57
JPMorgan Chase Bank	11/22/17	USD	1,390	TWD	41,710	2
JPMorgan Chase Bank	09/20/17	USD	1,383	TWD	41,563	(2)
RBS	09/15/17	AUD	4,095	USD	3,106	(141)

						$(218)

For the period ended August 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open options contracts held by the Fund at August 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTION – 0.0%
Call Option
December 2017, Brent Crude Call*	59	$2,865	55.00	11/18/17	$ 30

Total Purchased Option (Cost $215) ($ Thousands)		$2,865			$ 30

A list of the open swaptions contracts held by the Fund at August 31, 2017, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED SWAPTIONS – 0.0%
Put Swaptions – 0.0%
September 2017, 3-Month USD-LIBOR Put*	Deutsche Bank	11,690,000	$0.97	09/22/17	$ 4
September 2017, 3-Month USD-LIBOR Put*	Deutsche Bank	13,490,000	$0.98	09/22/17	4

Total Purchased Swaptions (Cost $76) ($ Thousands)					$ 8

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2017, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
1.487%	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	$301
1.66%	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	32
1.67%	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	37
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(44)
1.9905%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(16)
2.311%	3-MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,880	(90)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(51)
0.241%	6-MONTH JPY - LIBOR	Semi-Annual	08/29/2027	JPY	1,190,440	(9)
3-MONTH USD - LIBOR	3.3105%	Semi-Annual	05/06/2034	USD	1,650	254
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	2,815	(152)
2.3545%	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,860	(48)
2.44%	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(147)
2.2865%	3-MONTH USD - LIBOR	Quarterly	04/26/2027	USD	2,170	(56)
7.09%	28-DAY MXN - TIIE	Monthly	06/14/2027	MXN	5,678	1
3-MONTH USD - LIBOR	2.6905%	Semi-Annual	09/24/2024	USD	2,470	150
3-MONTH NZD - BKBM	2.94%	Semi-Annual	03/31/2022	NZD	6,650	112
3-MONTH SEK - LIBOR	0.34%	Annual	03/31/2022	SEK	33,630	19
2.9795%	3-MONTH USD - LIBOR	Quarterly	01/14/2024	USD	1,990	(138)
1.687%	3-MONTH USD - LIBOR	Quarterly	08/06/2020	USD	7,270	(17)
3-MONTH USD - LIBOR	1.5440%	Semi-Annual	02/27/2019	USD	11,245	9
1.567%	3-MONTH USD - LIBOR	Quarterly	04/01/2020	USD	5,370	(20)
28-DAY MXN - TIIE	6.77%	Monthly	06/22/2020	MXN	15,584	(4)
2.6320%	3-MONTH USD - LIBOR	Quarterly	07/02/2024	USD	3,360	(165)
2.674%	3-MONTH USD - LIBOR	Quarterly	07/10/2024	USD	2,130	(110)
3-MONTH USD - LIBOR	2.668%	Semi-Annual	07/18/2024	USD	1,710	88
3-MONTH USD - LIBOR	2.63%	Semi-Annual	05/29/2024	USD	1,630	87
2.8885%	3-MONTH USD - LIBOR	Quarterly	02/14/2024	USD	1,780	(112)
2.817%	3-MONTH USD - LIBOR	Quarterly	04/28/2024	USD	2,770	(185)
2.63%	3-MONTH USD - LIBOR	Quarterly	05/23/2024	USD	4,050	(216)

						$(490)

Credit Default Swap

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
CDX.NA.HY.IG.28 Index	Sell	5.00%	Quarterly	06/20/2022	$(1,000)	$72	$68	$4

A list of the open OTC swap agreements held by the Fund at August 31, 2017, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Credit Suisse	3-MONTH USD - LIBOR	2.09125%	Semi-Annual	03/12/2022	USD	$250	$6

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value(Thousands)	Upfront Payments/ Receipts ($Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	$(100)	$(14)	$(12)	$(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(28)	(4)	(3)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(284)	(40)	(32)	(8)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(100)	(14)	(12)	(2)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(165)	(23)	(24)	1
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(223)	(31)	(31)	–
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	–	05/11/2063	(1,125)	(49)	(26)	(23)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(552)	(78)	(38)	(40)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(750)	(106)	(63)	(43)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(289)	(41)	(41)	–
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(55)	(8)	(6)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(190)	(27)	(21)	(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(638)	(90)	(77)	(13)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(14)	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(166)	(23)	(15)	(8)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(28)	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2063	(28)	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	196	1	2	(1)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(162)	(23)	(12)	(11)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(778)	(109)	(57)	(52)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(172)	(24)	(23)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(29)	(4)	(2)	(2)
Citibank	Sprint Communications	Buy	5.00%	–	06/20/2019	571	(44)	(11)	(33)
Citibank	Sprint Communications	Buy	5.00%	–	06/20/2019	499	(38)	(11)	(27)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(900)	(127)	(45)	(82)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	–	05/11/2049	(528)	(74)	(45)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(565)	(79)	(45)	(34)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	3,003	20	32	(12)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	763	5	11	(6)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	836	6	11	(5)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	901	6	10	(4)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	2,287	15	29	(14)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	–	12/31/2049	(217)	(31)	(15)	(16)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	22	–	–	–
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	–	09/17/2058	63	–	1	(1)

									$(480)

For the period ended August 31, 2017, the total amount of all open swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

As of August 31, 2017, the Reverse Repurchase Agreements held by the Fund are listed below:

		Multi-Asset Real Return Fund

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)

$ 8,056	Chase Securities	1.08%	$8,056
16,409	HSBC Securities	1.24%	16,409
21,397	HSBC Securities	1.30%	21,397

		Multi-Asset Real Return Fund

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)

$ 3,345	HSBC Securities	1.07%	$3,345
19,008	HSBC Securities	1.07%	19,008
33,894	HSBC Securities	1.28%	33,894
8,920	HSBC Securities	1.28%	8,920
4,428	HSBC Securities	1.08%	4,428

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

Multi-Asset Real Return Fund

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)

$2,619	HSBC Securities	1.09%	$2,619
7,856	HSBC Securities	1.18%	7,856

			$125,932

Percentages are based on Net Assets of $823,656 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and swap contracts.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $43,962 ($ Thousands), representing 5.3% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.

(F)	Refer to tables above for details on options and swaptions contracts.

(G)	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2017.

@	At August 31, 2017, the tax basis cost of the Fund’s investments was $817,056 ($ Thousands), and the unrealized appreciation and depreciation were $94,450 ($ Thousands) and ($14,154) ($ Thousands), respectively.

@@	At August 31, 2017, the tax basis proceeds of the Fund’s investments was $98,120 ($ Thousands), and the unrealized appreciation and depreciation were $3,824 ($ Thousands) and ($9,200) ($ Thousands), respectively.

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

TIIE — Interbank Equilibrium Interest Rate

TRY — New Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable

The following is a list of the level of inputs used as of August 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$530,244	$–	$530,244
Common Stock	229,299	–	–	229,299
Mortgage-Backed Securities	–	44,125	–	44,125
Corporate Obligations	–	41,168	–	41,168
Asset-Backed Securities	–	19,764	–	19,764
Foreign Bonds	–	18,608	–	18,608
Sovereign Debt	–	13,471	–	13,471
Foreign Common Stock	673	–	–	673

Total Investments in Securities	$229,972	$667,380	$–	$897,352

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(103,496)	$–	$–	$(103,496)

Total Securities Sold Short	$(103,496)	$–	$–	$(103,496)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$5,974	$–	$–	$5,974
Unrealized Depreciation	(4,998)	–	–	(4,998)
Forwards Contracts *
Unrealized Appreciation	–	326	–	326
Unrealized Depreciation	–	(544)	–	(544)
Purchased Option	–	30	–	30
Purchased Swaptions	–	8	–	8
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	1,090	–	1,090
Unrealized Depreciation	–	(1,580)	–	(1,580)
Credit Default Swap *
Unrealized Appreciation	–	4	–	4
OTC Swaps
Interest Rate Swap *
Unrealized Appreciation	–	6	–	6
Credit Default Swaps *
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(481)	–	(481)
Reverse Repurchase
Agreements	—	(125,932)	—	(125,932)

Total Other Financial Instruments	$976	$(127,072)	$—	$(126,096)

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Continued)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2017	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $9.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,024,325)	$72,649	$(951,676)
Maximum potential amount of future payments	—	—	8,086,000	1,000,000	9,086,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	1,000,000	—	—	1,000,000
> than 400	—	—	—	—	8,086,000	8,086,000
Total	$—	$—	$1,000,000	$—	$8,086,000	$9,086,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2017

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 30, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: October 30, 2017